UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08764

PACE Select Advisors Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6796

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

UBS Government Money Market Investments Fund Class P - PCEXX

PACE® Mortgage-Backed Securities Fixed Income Investments Class A - PFXAX

PACE® Mortgage-Backed Securities Fixed Income Investments Class P - PCGTX

PACE® Intermediate Fixed Income Investments Class A - PIFAX

PACE® Intermediate Fixed Income Investments Class P - PCIFX

PACE® Strategic Fixed Income Investments Class A - PBNAX

PACE® Strategic Fixed Income Investments Class P - PCSIX

PACE® Municipal Fixed Income Investments Class A - PMUAX

PACE® Municipal Fixed Income Investments Class P - PCMNX

PACE® Global Fixed Income Investments Class A - PWFAX

PACE® Global Fixed Income Investments Class P - PCGLX

PACE® High Yield Investments Class A - PHIAX

PACE® High Yield Investments Class P - PHYPX

PACE® High Yield Investments Class P2 - PHDTX

PACE® Large Co Value Equity Investments Class A - PCPAX

PACE® Large Co Value Equity Investments Class P - PCLVX

PACE® Large Co Growth Equity Investments Class A - PLAAX

PACE® Large Co Growth Equity Investments Class P - PCLCX

PACE® Small/Medium Co Value Equity Investments Class A - PEVAX

PACE® Small/Medium Co Value Equity Investments Class P - PCSVX

PACE® Small/Medium Co Growth Equity Investments Class A - PQUAX

PACE® Small/Medium Co Growth Equity Investments Class P - PCSGX

PACE® International Equity Investments Class A - PWGAX

PACE® International Equity Investments Class P - PCIEX

PACE® International Equity Investments Class P2 - PWITX

PACE® International Emerging Markets Equity Investments Class A - PWEAX

PACE® International Emerging Markets Equity Investments Class P - PCEMX

PACE® International Emerging Markets Equity Investments Class P2 - PWETX

PACE® Global Real Estate Securities Investments Class A - PREAX

PACE® Global Real Estate Securities Investments Class P - PREQX

PACE® Alternative Strategies Investments Class A - PASIX

PACE® Alternative Strategies Investments Class P - PASPX

PACE® Alternative Strategies Investments Class P2 - PAPTX

Annual Shareholder Report

July 31, 2025

UBS Government Money Market Investments Fund

Class P

PCEXX

Fund Overview

This annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$2,938,929,335
# of Portfolio Holdings	66
Total Advisory Fees Paid (includes Administration Fees)	$3,490,445

What is the Fund’s investment objective?

Current income consistent with preservation of capital and liquidity.

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase Agreement, 4.360%, due 08/01/25	50.1%
U.S. Treasury Floating Rate Notes, 4.531%, due 08/01/25	3.2
U.S. Treasury Floating Rate Notes, 4.491%, due 08/01/25	3.0
U.S. Treasury Floating Rate Notes, 4.436%, due 08/01/25	2.7
Goldman Sachs and Co. Repurchase Agreement, 4.370%, due 08/01/25	1.7

UBS Government Money Market Investments Fund

Class P

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	16.1%
U.S. Treasury obligations	33.1%
Repurchase agreements	51.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to its prospectus, financial statements, holdings and proxy voting information, please visit www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Government Money Market Investments Fund

S1832

Class P

Annual Shareholder Report

July 31, 2025

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

PFXAX

Fund Overview

This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.97%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Exposure to securitized credit, including non-Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), and asset-backed securities (ABS), contributed to performance.

What didn't work:

• Relative value strategies within 30-year Fannie Mae and Ginnie Mae securities and positioning within US rates, particularly an underweight to the 3-month portion of the yield curve detracted from performance.

The strategy utilizes derivatives primarily for risk management purposes. The Fund will manage duration exposure as well as convexity risk with futures, swaps, and swaptions. Overall, derivative usage contributed to performance during the reporting period. However, given the use of derivatives is primarily for risk mitigation, derivative attribution should be viewed in the broader context of strategy management and exposures. The use of interest rate swaps to manage U.S. interest rate exposure and yield curve positioning contributed to performance, while the use of US Treasury options and futures detracted from returns. The use of money market futures contributed to performance.

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/15	$9,629	$10,000	$10,000
8/31/15	$9,624	$10,008	$9,986
9/30/15	$9,684	$10,067	$10,053
10/31/15	$9,680	$10,074	$10,055
11/30/15	$9,652	$10,060	$10,028
12/31/15	$9,640	$10,057	$9,996
1/31/16	$9,756	$10,187	$10,133
2/29/16	$9,762	$10,225	$10,205
3/31/16	$9,815	$10,255	$10,299
4/30/16	$9,860	$10,272	$10,338
5/31/16	$9,886	$10,285	$10,341
6/30/16	$9,977	$10,369	$10,527
7/31/16	$9,991	$10,390	$10,594
8/31/16	$9,993	$10,402	$10,581
9/30/16	$10,037	$10,431	$10,575
10/31/16	$10,015	$10,403	$10,494
11/30/16	$9,809	$10,225	$10,246
12/31/16	$9,822	$10,225	$10,261
1/31/17	$9,827	$10,221	$10,281
2/28/17	$9,887	$10,270	$10,350
3/31/17	$9,884	$10,273	$10,344
4/30/17	$9,942	$10,340	$10,424
5/31/17	$9,997	$10,404	$10,504
6/30/17	$9,966	$10,363	$10,494
7/31/17	$10,021	$10,410	$10,539
8/31/17	$10,098	$10,486	$10,634
9/30/17	$10,082	$10,462	$10,583
10/31/17	$10,074	$10,459	$10,589
11/30/17	$10,050	$10,444	$10,575
12/31/17	$10,083	$10,478	$10,624
1/31/18	$9,939	$10,355	$10,502
2/28/18	$9,862	$10,287	$10,402
3/31/18	$9,894	$10,353	$10,469
4/30/18	$9,846	$10,301	$10,391
5/31/18	$9,903	$10,373	$10,465
6/30/18	$9,914	$10,378	$10,452
7/31/18	$9,908	$10,367	$10,455
8/31/18	$9,958	$10,430	$10,522
9/30/18	$9,903	$10,366	$10,454
10/31/18	$9,834	$10,300	$10,372
11/30/18	$9,916	$10,393	$10,433
12/31/18	$10,074	$10,582	$10,625
1/31/19	$10,166	$10,665	$10,738
2/28/19	$10,161	$10,656	$10,732
3/31/19	$10,314	$10,811	$10,938
4/30/19	$10,301	$10,804	$10,941
5/31/19	$10,413	$10,944	$11,135
6/30/19	$10,491	$11,023	$11,275
7/31/19	$10,529	$11,067	$11,299
8/31/19	$10,583	$11,166	$11,592
9/30/19	$10,616	$11,174	$11,531
10/31/19	$10,660	$11,214	$11,565
11/30/19	$10,671	$11,223	$11,559
12/31/19	$10,699	$11,254	$11,551
1/31/20	$10,760	$11,332	$11,774
2/29/20	$10,849	$11,450	$11,986
3/31/20	$10,828	$11,571	$11,915
4/30/20	$11,008	$11,644	$12,127
5/31/20	$11,071	$11,659	$12,183
6/30/20	$11,103	$11,648	$12,260
7/31/20	$11,163	$11,669	$12,443
8/31/20	$11,196	$11,673	$12,343
9/30/20	$11,192	$11,661	$12,336
10/31/20	$11,203	$11,656	$12,281
11/30/20	$11,232	$11,664	$12,401
12/31/20	$11,287	$11,689	$12,418
1/31/21	$11,340	$11,698	$12,329
2/28/21	$11,278	$11,620	$12,151
3/31/21	$11,211	$11,561	$12,000
4/30/21	$11,252	$11,625	$12,094
5/31/21	$11,230	$11,604	$12,134
6/30/21	$11,236	$11,599	$12,219
7/31/21	$11,297	$11,672	$12,356
8/31/21	$11,293	$11,653	$12,332
9/30/21	$11,271	$11,611	$12,225
10/31/21	$11,232	$11,589	$12,222
11/30/21	$11,192	$11,578	$12,258
12/31/21	$11,189	$11,568	$12,227
1/31/22	$11,014	$11,396	$11,964
2/28/22	$10,874	$11,286	$11,830
3/31/22	$10,532	$10,992	$11,501
4/30/22	$10,131	$10,606	$11,065
5/31/22	$10,260	$10,724	$11,136
6/30/22	$10,017	$10,552	$10,962
7/31/22	$10,366	$10,891	$11,229
8/31/22	$10,000	$10,519	$10,912
9/30/22	$9,430	$9,988	$10,441
10/31/22	$9,301	$9,845	$10,305
11/30/22	$9,684	$10,247	$10,684
12/31/22	$9,656	$10,201	$10,636
1/31/23	$9,980	$10,537	$10,963
2/28/23	$9,720	$10,259	$10,680
3/31/23	$9,894	$10,459	$10,951
4/30/23	$9,956	$10,513	$11,018
5/31/23	$9,869	$10,436	$10,898
6/30/23	$9,844	$10,392	$10,859
7/31/23	$9,843	$10,384	$10,851
8/31/23	$9,758	$10,298	$10,782
9/30/23	$9,440	$9,970	$10,508
10/31/23	$9,214	$9,764	$10,342
11/30/23	$9,720	$10,273	$10,810
12/31/23	$10,134	$10,716	$11,224
1/31/24	$10,085	$10,667	$11,193
2/29/24	$9,943	$10,493	$11,035
3/31/24	$10,050	$10,604	$11,137
4/30/24	$9,749	$10,283	$10,856
5/31/24	$9,956	$10,489	$11,040
6/30/24	$10,057	$10,611	$11,144
7/31/24	$10,324	$10,891	$11,405
8/31/24	$10,480	$11,067	$11,569
9/30/24	$10,571	$11,198	$11,724
10/31/24	$10,239	$10,881	$11,433
11/30/24	$10,395	$11,026	$11,554
12/31/24	$10,208	$10,845	$11,365
1/31/25	$10,267	$10,900	$11,425
2/28/25	$10,540	$11,178	$11,676
3/31/25	$10,539	$11,176	$11,681
4/30/25	$10,566	$11,208	$11,727
5/31/25	$10,458	$11,106	$11,643
6/30/25	$10,656	$11,303	$11,822
7/31/25	$10,590	$11,257	$11,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	2.58%	(1.05%)	0.96%
Class A with Load	(1.31%)	(1.80%)	0.58%
Bloomberg US Mortgage-Backed Securities Index	3.36%	(0.72%)	1.19%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$168,670,779
# of Portfolio Holdings	1,085
Portfolio Turnover Rate	945%
Total Advisory Fees Paid (includes Administration Fees)	$501,856

What is the Fund’s investment objective?

Current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 6.000%	20.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	15.1
Government National Mortgage Association, TBA, 3.000%	10.4
Government National Mortgage Association, TBA, 4.500%	6.4
Government National Mortgage Association, TBA, 2.000%	4.8

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-term U.S. Treasury obligations	0.3%
Investment companies	0.8%
Asset-backed securities	7.8%
Mortgage-backed securities	17.5%
U.S. government agency obligations	177.8%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1790

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

PCGTX

Fund Overview

This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$73	0.72%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Exposure to securitized credit, including non-Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), and asset-backed securities (ABS), contributed to performance.

What didn't work:

• Relative value strategies within 30-year Fannie Mae and Ginnie Mae securities and positioning within US rates, particularly an underweight to the 3-month portion of the yield curve detracted from performance.

The strategy utilizes derivatives primarily for risk management purposes. The Fund will manage duration exposure as well as convexity risk with futures, swaps, and swaptions. Overall, derivative usage contributed to performance during the reporting period. However, given the use of derivatives is primarily for risk mitigation, derivative attribution should be viewed in the broader context of strategy management and exposures. The use of interest rate swaps to manage U.S. interest rate exposure and yield curve positioning contributed to performance, while the use of US Treasury options and futures detracted from returns. The use of money market futures contributed to performance.

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$10,005	$10,008	$9,986
9/30/15	$10,069	$10,067	$10,053
10/31/15	$10,060	$10,074	$10,055
11/30/15	$10,040	$10,060	$10,028
12/31/15	$10,030	$10,057	$9,996
1/31/16	$10,153	$10,187	$10,133
2/29/16	$10,161	$10,225	$10,205
3/31/16	$10,210	$10,255	$10,299
4/30/16	$10,259	$10,272	$10,338
5/31/16	$10,288	$10,285	$10,341
6/30/16	$10,386	$10,369	$10,527
7/31/16	$10,410	$10,390	$10,594
8/31/16	$10,414	$10,402	$10,581
9/30/16	$10,463	$10,431	$10,575
10/31/16	$10,442	$10,403	$10,494
11/30/16	$10,221	$10,225	$10,246
12/31/16	$10,245	$10,225	$10,261
1/31/17	$10,253	$10,221	$10,281
2/28/17	$10,309	$10,270	$10,350
3/31/17	$10,308	$10,273	$10,344
4/30/17	$10,379	$10,340	$10,424
5/31/17	$10,439	$10,404	$10,504
6/30/17	$10,408	$10,363	$10,494
7/31/17	$10,467	$10,410	$10,539
8/31/17	$10,550	$10,486	$10,634
9/30/17	$10,535	$10,462	$10,583
10/31/17	$10,522	$10,459	$10,589
11/30/17	$10,506	$10,444	$10,575
12/31/17	$10,535	$10,478	$10,624
1/31/18	$10,387	$10,355	$10,502
2/28/18	$10,309	$10,287	$10,402
3/31/18	$10,352	$10,353	$10,469
4/30/18	$10,304	$10,301	$10,391
5/31/18	$10,358	$10,373	$10,465
6/30/18	$10,371	$10,378	$10,452
7/31/18	$10,376	$10,367	$10,455
8/31/18	$10,431	$10,430	$10,522
9/30/18	$10,367	$10,366	$10,454
10/31/18	$10,305	$10,300	$10,372
11/30/18	$10,384	$10,393	$10,433
12/31/18	$10,552	$10,582	$10,625
1/31/19	$10,659	$10,665	$10,738
2/28/19	$10,656	$10,656	$10,732
3/31/19	$10,818	$10,811	$10,938
4/30/19	$10,807	$10,804	$10,941
5/31/19	$10,926	$10,944	$11,135
6/30/19	$11,011	$11,023	$11,275
7/31/19	$11,053	$11,067	$11,299
8/31/19	$11,104	$11,166	$11,592
9/30/19	$11,140	$11,174	$11,531
10/31/19	$11,189	$11,214	$11,565
11/30/19	$11,203	$11,223	$11,559
12/31/19	$11,243	$11,254	$11,551
1/31/20	$11,310	$11,332	$11,774
2/29/20	$11,397	$11,450	$11,986
3/31/20	$11,377	$11,571	$11,915
4/30/20	$11,568	$11,644	$12,127
5/31/20	$11,646	$11,659	$12,183
6/30/20	$11,682	$11,648	$12,260
7/31/20	$11,739	$11,669	$12,443
8/31/20	$11,775	$11,673	$12,343
9/30/20	$11,783	$11,661	$12,336
10/31/20	$11,797	$11,656	$12,281
11/30/20	$11,830	$11,664	$12,401
12/31/20	$11,890	$11,689	$12,418
1/31/21	$11,949	$11,698	$12,329
2/28/21	$11,886	$11,620	$12,151
3/31/21	$11,808	$11,561	$12,000
4/30/21	$11,863	$11,625	$12,094
5/31/21	$11,842	$11,604	$12,134
6/30/21	$11,852	$11,599	$12,219
7/31/21	$11,919	$11,672	$12,356
8/31/21	$11,907	$11,653	$12,332
9/30/21	$11,886	$11,611	$12,225
10/31/21	$11,848	$11,589	$12,222
11/30/21	$11,818	$11,578	$12,258
12/31/21	$11,817	$11,568	$12,227
1/31/22	$11,635	$11,396	$11,964
2/28/22	$11,480	$11,286	$11,830
3/31/22	$11,130	$10,992	$11,501
4/30/22	$10,709	$10,606	$11,065
5/31/22	$10,838	$10,724	$11,136
6/30/22	$10,594	$10,552	$10,962
7/31/22	$10,955	$10,891	$11,229
8/31/22	$10,580	$10,519	$10,912
9/30/22	$9,970	$9,988	$10,441
10/31/22	$9,836	$9,845	$10,305
11/30/22	$10,252	$10,247	$10,684
12/31/22	$10,225	$10,201	$10,636
1/31/23	$10,571	$10,537	$10,963
2/28/23	$10,288	$10,259	$10,680
3/31/23	$10,474	$10,459	$10,951
4/30/23	$10,542	$10,513	$11,018
5/31/23	$10,452	$10,436	$10,898
6/30/23	$10,428	$10,392	$10,859
7/31/23	$10,429	$10,384	$10,851
8/31/23	$10,341	$10,298	$10,782
9/30/23	$10,006	$9,970	$10,508
10/31/23	$9,768	$9,764	$10,342
11/30/23	$10,308	$10,273	$10,810
12/31/23	$10,748	$10,716	$11,224
1/31/24	$10,709	$10,667	$11,193
2/29/24	$10,550	$10,493	$11,035
3/31/24	$10,677	$10,604	$11,137
4/30/24	$10,359	$10,283	$10,856
5/31/24	$10,570	$10,489	$11,040
6/30/24	$10,691	$10,611	$11,144
7/31/24	$10,966	$10,891	$11,405
8/31/24	$11,134	$11,067	$11,569
9/30/24	$11,243	$11,198	$11,724
10/31/24	$10,893	$10,881	$11,433
11/30/24	$11,051	$11,026	$11,554
12/31/24	$10,854	$10,845	$11,365
1/31/25	$10,919	$10,900	$11,425
2/28/25	$11,223	$11,178	$11,676
3/31/25	$11,212	$11,176	$11,681
4/30/25	$11,244	$11,208	$11,727
5/31/25	$11,132	$11,106	$11,643
6/30/25	$11,355	$11,303	$11,822
7/31/25	$11,288	$11,257	$11,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	2.93%	(0.78%)	1.22%
Bloomberg US Mortgage-Backed Securities Index	3.36%	(0.72%)	1.19%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$168,670,779
# of Portfolio Holdings	1,085
Portfolio Turnover Rate	945%
Total Advisory Fees Paid (includes Administration Fees)	$501,856

What is the Fund’s investment objective?

Current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 6.000%	20.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	15.1
Government National Mortgage Association, TBA, 3.000%	10.4
Government National Mortgage Association, TBA, 4.500%	6.4
Government National Mortgage Association, TBA, 2.000%	4.8

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-term U.S. Treasury obligations	0.3%
Investment companies	0.8%
Asset-backed securities	7.8%
Mortgage-backed securities	17.5%
U.S. government agency obligations	177.8%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1791

Class P

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Annual Shareholder Report

July 31, 2025

PACE® Intermediate Fixed Income Investments

Class A

PIFAX

Fund Overview

This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.86%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The portfolio benefited from exposure to asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), loans, investment grade and high yield corporate debt; positions in venture debt ABS and recurring revenue debt ABS had a positive contribution to performance.

• Holdings of investment grade bonds issued by property and casualty companies, specialty real estate investment trusts (REITs), consumer cyclical companies, healthcare companies, and electric utilities contributed positively to performance.

• Holdings of high yield bonds issued by cable satellite companies positively impacted performance during the year.

• Loans to technology companies also had a positive impact on performance.

What didn't work:

• Positions in loans to chemical companies had a negative impact on performance.

• Positions in triple net lease ABS, and consumer loan ABS contributed negatively.

• Positions in business development companies (BDCs) had a negative impact on performance during the fiscal year.

• Holdings of investment grade corporate bonds issued by banks, airlines, and construction machinery companies also had a negative impact on performance.

The only use of derivatives comes from employing treasury futures to manage the duration of the portfolio to align with the benchmark. There is no active use of derivatives to make investment bets. The utilization of Treasury futures is designed to align the portfolio's duration exposure to be as close to neutral versus the benchmark such that exposure to credit is the driver of performance.

PACE® Intermediate Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Aggregate Bond Index
7/31/15	$9,626	$10,000
8/31/15	$9,599	$9,986
9/30/15	$9,635	$10,053
10/31/15	$9,646	$10,055
11/30/15	$9,603	$10,028
12/31/15	$9,564	$9,996
1/31/16	$9,646	$10,133
2/29/16	$9,658	$10,205
3/31/16	$9,732	$10,299
4/30/16	$9,766	$10,338
5/31/16	$9,761	$10,341
6/30/16	$9,867	$10,527
7/31/16	$9,900	$10,594
8/31/16	$9,878	$10,581
9/30/16	$9,896	$10,575
10/31/16	$9,874	$10,494
11/30/16	$9,733	$10,246
12/31/16	$9,741	$10,261
1/31/17	$9,759	$10,281
2/28/17	$9,802	$10,350
3/31/17	$9,813	$10,344
4/30/17	$9,880	$10,424
5/31/17	$9,951	$10,504
6/30/17	$9,942	$10,494
7/31/17	$9,983	$10,539
8/31/17	$10,064	$10,634
9/30/17	$10,015	$10,583
10/31/17	$10,009	$10,589
11/30/17	$9,993	$10,575
12/31/17	$10,034	$10,624
1/31/18	$9,910	$10,502
2/28/18	$9,805	$10,402
3/31/18	$9,848	$10,469
4/30/18	$9,776	$10,391
5/31/18	$9,837	$10,465
6/30/18	$9,818	$10,452
7/31/18	$9,840	$10,455
8/31/18	$9,877	$10,522
9/30/18	$9,823	$10,454
10/31/18	$9,737	$10,372
11/30/18	$9,776	$10,433
12/31/18	$9,925	$10,625
1/31/19	$10,065	$10,738
2/28/19	$10,070	$10,732
3/31/19	$10,261	$10,938
4/30/19	$10,249	$10,941
5/31/19	$10,407	$11,135
6/30/19	$10,531	$11,275
7/31/19	$10,561	$11,299
8/31/19	$10,793	$11,592
9/30/19	$10,745	$11,531
10/31/19	$10,773	$11,565
11/30/19	$10,774	$11,559
12/31/19	$10,750	$11,551
1/31/20	$10,957	$11,774
2/29/20	$11,105	$11,986
3/31/20	$10,913	$11,915
4/30/20	$11,173	$12,127
5/31/20	$11,277	$12,183
6/30/20	$11,388	$12,260
7/31/20	$11,576	$12,443
8/31/20	$11,492	$12,343
9/30/20	$11,486	$12,336
10/31/20	$11,441	$12,281
11/30/20	$11,560	$12,401
12/31/20	$11,585	$12,418
1/31/21	$11,509	$12,329
2/28/21	$11,336	$12,151
3/31/21	$11,175	$12,000
4/30/21	$11,276	$12,094
5/31/21	$11,285	$12,134
6/30/21	$11,376	$12,219
7/31/21	$11,493	$12,356
8/31/21	$11,475	$12,332
9/30/21	$11,385	$12,225
10/31/21	$11,367	$12,222
11/30/21	$11,367	$12,258
12/31/21	$11,343	$12,227
1/31/22	$11,105	$11,964
2/28/22	$10,951	$11,830
3/31/22	$10,652	$11,501
4/30/22	$10,213	$11,065
5/31/22	$10,275	$11,136
6/30/22	$10,071	$10,962
7/31/22	$10,334	$11,229
8/31/22	$10,030	$10,912
9/30/22	$9,628	$10,441
10/31/22	$9,507	$10,305
11/30/22	$9,848	$10,684
12/31/22	$9,800	$10,636
1/31/23	$10,167	$10,963
2/28/23	$9,919	$10,680
3/31/23	$10,088	$10,951
4/30/23	$10,179	$11,018
5/31/23	$10,053	$10,898
6/30/23	$10,058	$10,859
7/31/23	$10,098	$10,851
8/31/23	$10,060	$10,782
9/30/23	$9,831	$10,508
10/31/23	$9,676	$10,342
11/30/23	$10,125	$10,810
12/31/23	$10,550	$11,224
1/31/24	$10,562	$11,193
2/29/24	$10,470	$11,035
3/31/24	$10,591	$11,137
4/30/24	$10,360	$10,856
5/31/24	$10,541	$11,040
6/30/24	$10,659	$11,144
7/31/24	$10,867	$11,405
8/31/24	$11,049	$11,569
9/30/24	$11,192	$11,724
10/31/24	$10,962	$11,433
11/30/24	$11,090	$11,554
12/31/24	$10,928	$11,365
1/31/25	$10,977	$11,425
2/28/25	$11,222	$11,676
3/31/25	$11,199	$11,681
4/30/25	$11,221	$11,727
5/31/25	$11,183	$11,643
6/30/25	$11,388	$11,822
7/31/25	$11,365	$11,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.58%	(0.37%)	1.67%
Class A with Load	0.69%	(1.12%)	1.29%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$197,865,525
# of Portfolio Holdings	253
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (includes Administration Fees)	$573,270

What is the Fund’s investment objective?

Current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6%
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
SBA Tower Trust, 6.599%, due 01/15/28	1.2
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 8.425%, due 11/15/27	1.2
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33	1.2

PACE® Intermediate Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	4.5%
Mortgage-backed securities	11.4%
Loan assignments	13.8%
Asset-backed securities	18.9%
Corporate bonds	44.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Intermediate Fixed Income Investments

S1793

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2025

PACE® Intermediate Fixed Income Investments

Class P

PCIFX

Fund Overview

This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	0.61%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• The portfolio benefited from exposure to asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), loans, investment grade and high yield corporate debt; positions in venture debt ABS and recurring revenue debt ABS had a positive contribution to performance.

• Holdings of investment grade bonds issued by property and casualty companies, specialty real estate investment trusts (REITs), consumer cyclical companies, healthcare companies, and electric utilities contributed positively to performance.

• Holdings of high yield bonds issued by cable satellite companies positively impacted performance during the year.

• Loans to technology companies also had a positive impact on performance.

What didn't work:

• Positions in loans to chemical companies had a negative impact on performance.

• Positions in triple net lease ABS, and consumer loan ABS contributed negatively.

• Positions in business development companies (BDCs) had a negative impact on performance during the fiscal year.

• Holdings of investment grade corporate bonds issued by banks, airlines, and construction machinery companies also had a negative impact on performance.

The only use of derivatives comes from employing treasury futures to manage the duration of the portfolio to align with the benchmark. There is no active use of derivatives to make investment bets. The utilization of Treasury futures is designed to align the portfolio's duration exposure to be as close to neutral versus the benchmark such that exposure to credit is the driver of performance.

PACE® Intermediate Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Aggregate Bond Index
7/31/15	$10,000	$10,000
8/31/15	$9,974	$9,986
9/30/15	$10,014	$10,053
10/31/15	$10,027	$10,055
11/30/15	$9,984	$10,028
12/31/15	$9,946	$9,996
1/31/16	$10,034	$10,133
2/29/16	$10,048	$10,205
3/31/16	$10,136	$10,299
4/30/16	$10,165	$10,338
5/31/16	$10,153	$10,341
6/30/16	$10,282	$10,527
7/31/16	$10,311	$10,594
8/31/16	$10,290	$10,581
9/30/16	$10,319	$10,575
10/31/16	$10,290	$10,494
11/30/16	$10,145	$10,246
12/31/16	$10,156	$10,261
1/31/17	$10,186	$10,281
2/28/17	$10,224	$10,350
3/31/17	$10,237	$10,344
4/30/17	$10,309	$10,424
5/31/17	$10,385	$10,504
6/30/17	$10,378	$10,494
7/31/17	$10,423	$10,539
8/31/17	$10,510	$10,634
9/30/17	$10,461	$10,583
10/31/17	$10,457	$10,589
11/30/17	$10,442	$10,575
12/31/17	$10,488	$10,624
1/31/18	$10,360	$10,502
2/28/18	$10,252	$10,402
3/31/18	$10,308	$10,469
4/30/18	$10,235	$10,391
5/31/18	$10,293	$10,465
6/30/18	$10,281	$10,452
7/31/18	$10,297	$10,455
8/31/18	$10,347	$10,522
9/30/18	$10,293	$10,454
10/31/18	$10,196	$10,372
11/30/18	$10,239	$10,433
12/31/18	$10,398	$10,625
1/31/19	$10,546	$10,738
2/28/19	$10,553	$10,732
3/31/19	$10,765	$10,938
4/30/19	$10,755	$10,941
5/31/19	$10,923	$11,135
6/30/19	$11,055	$11,275
7/31/19	$11,080	$11,299
8/31/19	$11,325	$11,592
9/30/19	$11,277	$11,531
10/31/19	$11,318	$11,565
11/30/19	$11,321	$11,559
12/31/19	$11,298	$11,551
1/31/20	$11,518	$11,774
2/29/20	$11,676	$11,986
3/31/20	$11,468	$11,915
4/30/20	$11,753	$12,127
5/31/20	$11,865	$12,183
6/30/20	$11,975	$12,260
7/31/20	$12,175	$12,443
8/31/20	$12,099	$12,343
9/30/20	$12,085	$12,336
10/31/20	$12,040	$12,281
11/30/20	$12,178	$12,401
12/31/20	$12,206	$12,418
1/31/21	$12,120	$12,329
2/28/21	$11,950	$12,151
3/31/21	$11,782	$12,000
4/30/21	$11,891	$12,094
5/31/21	$11,903	$12,134
6/30/21	$11,992	$12,219
7/31/21	$12,128	$12,356
8/31/21	$12,111	$12,332
9/30/21	$12,009	$12,225
10/31/21	$11,993	$12,222
11/30/21	$12,005	$12,258
12/31/21	$11,982	$12,227
1/31/22	$11,724	$11,964
2/28/22	$11,563	$11,830
3/31/22	$11,250	$11,501
4/30/22	$10,799	$11,065
5/31/22	$10,856	$11,136
6/30/22	$10,643	$10,962
7/31/22	$10,924	$11,229
8/31/22	$10,615	$10,912
9/30/22	$10,182	$10,441
10/31/22	$10,056	$10,305
11/30/22	$10,419	$10,684
12/31/22	$10,380	$10,636
1/31/23	$10,771	$10,963
2/28/23	$10,501	$10,680
3/31/23	$10,681	$10,951
4/30/23	$10,790	$11,018
5/31/23	$10,650	$10,898
6/30/23	$10,657	$10,859
7/31/23	$10,702	$10,851
8/31/23	$10,663	$10,782
9/30/23	$10,434	$10,508
10/31/23	$10,271	$10,342
11/30/23	$10,749	$10,810
12/31/23	$11,192	$11,224
1/31/24	$11,207	$11,193
2/29/24	$11,112	$11,035
3/31/24	$11,253	$11,137
4/30/24	$11,000	$10,856
5/31/24	$11,194	$11,040
6/30/24	$11,322	$11,144
7/31/24	$11,546	$11,405
8/31/24	$11,741	$11,569
9/30/24	$11,895	$11,724
10/31/24	$11,664	$11,433
11/30/24	$11,803	$11,554
12/31/24	$11,623	$11,365
1/31/25	$11,676	$11,425
2/28/25	$11,940	$11,676
3/31/25	$11,917	$11,681
4/30/25	$11,943	$11,727
5/31/25	$11,905	$11,643
6/30/25	$12,127	$11,822
7/31/25	$12,105	$11,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	4.84%	(0.12%)	1.93%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$197,865,525
# of Portfolio Holdings	253
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (includes Administration Fees)	$573,270

What is the Fund’s investment objective?

Current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6%
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
SBA Tower Trust, 6.599%, due 01/15/28	1.2
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 8.425%, due 11/15/27	1.2
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33	1.2

PACE® Intermediate Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	4.5%
Mortgage-backed securities	11.4%
Loan assignments	13.8%
Asset-backed securities	18.9%
Corporate bonds	44.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Intermediate Fixed Income Investments

S1794

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2025

PACE® Strategic Fixed Income Investments

Class A

PBNAX

Fund Overview

This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Duration and tactical interest rate positioning were meaningful positive contributors to relative performance for the portfolio.

• Broad sector allocation: Exposure to securitized credit (asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations), corporate credit (investment grade and high yield), and loans provided diversified sources of positive performance across managers.

• Security selection in credit: Effective selection within investment grade and high yield corporate bonds, especially in sectors like property & casualty, specialty real estate investment trusts (REITs), healthcare, industrials, cable satellite, and senior financial names added value.

• Selection in asset-backed securities (ABS) and loan holdings: Positions in venture debt ABS, recurring revenue debt ABS, and loans to technology companies contributed positively, reflecting successful targeting of niche credit opportunities.

What didn't work:

• Loan and ABS selection: Specific holdings in loans to chemical companies and ABS tied to triple net leases and consumer loans detracted from performance.

• Investment grade corporate credit selection: Underperformance in investment grade bonds issued by banks and brokerage firms weighed on results. Positioning in US investment grade credit detracted, as did non-US developed market investment grade credit and US Treasuries.

• Developed market investment grade credit and currency positions: Broader exposures to developed market investment grade credit and short positions in select currencies (e.g., Swiss franc, Malaysian ringgit) modestly detracted across managers.

During the reporting period, the Fund utilized derivatives, including futures, options, and swaps. These instruments were used to manage interest rate and duration exposure, gain access to markets without physical securities, hedge unwanted risks, and implement customized investment strategies.

PACE® Strategic Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/15	$9,627	$10,000	$10,000
8/31/15	$9,549	$9,986	$9,977
9/30/15	$9,512	$10,053	$10,047
10/31/15	$9,589	$10,055	$10,047
11/30/15	$9,559	$10,028	$10,015
12/31/15	$9,501	$9,996	$9,972
1/31/16	$9,558	$10,133	$10,112
2/29/16	$9,568	$10,205	$10,198
3/31/16	$9,759	$10,299	$10,318
4/30/16	$9,830	$10,338	$10,367
5/31/16	$9,840	$10,341	$10,365
6/30/16	$10,009	$10,527	$10,593
7/31/16	$10,150	$10,594	$10,678
8/31/16	$10,159	$10,581	$10,656
9/30/16	$10,166	$10,575	$10,636
10/31/16	$10,098	$10,494	$10,533
11/30/16	$9,822	$10,246	$10,254
12/31/16	$9,880	$10,261	$10,276
1/31/17	$9,962	$10,281	$10,304
2/28/17	$10,056	$10,350	$10,383
3/31/17	$10,062	$10,344	$10,374
4/30/17	$10,142	$10,424	$10,459
5/31/17	$10,236	$10,504	$10,546
6/30/17	$10,250	$10,494	$10,549
7/31/17	$10,314	$10,539	$10,593
8/31/17	$10,425	$10,634	$10,695
9/30/17	$10,393	$10,583	$10,635
10/31/17	$10,386	$10,589	$10,644
11/30/17	$10,348	$10,575	$10,631
12/31/17	$10,401	$10,624	$10,686
1/31/18	$10,302	$10,502	$10,563
2/28/18	$10,204	$10,402	$10,449
3/31/18	$10,241	$10,469	$10,517
4/30/18	$10,151	$10,391	$10,428
5/31/18	$10,183	$10,465	$10,503
6/30/18	$10,173	$10,452	$10,483
7/31/18	$10,223	$10,455	$10,491
8/31/18	$10,271	$10,522	$10,559
9/30/18	$10,227	$10,454	$10,489
10/31/18	$10,171	$10,372	$10,398
11/30/18	$10,166	$10,433	$10,447
12/31/18	$10,253	$10,625	$10,642
1/31/19	$10,430	$10,738	$10,767
2/28/19	$10,471	$10,732	$10,761
3/31/19	$10,649	$10,938	$10,989
4/30/19	$10,685	$10,941	$10,995
5/31/19	$10,848	$11,135	$11,211
6/30/19	$11,013	$11,275	$11,376
7/31/19	$11,009	$11,299	$11,394
8/31/19	$11,361	$11,592	$11,765
9/30/19	$11,283	$11,531	$11,676
10/31/19	$11,326	$11,565	$11,709
11/30/19	$11,304	$11,559	$11,698
12/31/19	$11,288	$11,551	$11,675
1/31/20	$11,567	$11,774	$11,954
2/29/20	$11,712	$11,986	$12,203
3/31/20	$11,297	$11,915	$12,068
4/30/20	$11,581	$12,127	$12,337
5/31/20	$11,735	$12,183	$12,408
6/30/20	$11,905	$12,260	$12,516
7/31/20	$12,171	$12,443	$12,768
8/31/20	$12,111	$12,343	$12,620
9/30/20	$12,097	$12,336	$12,614
10/31/20	$12,045	$12,281	$12,538
11/30/20	$12,273	$12,401	$12,706
12/31/20	$12,315	$12,418	$12,717
1/31/21	$12,235	$12,329	$12,584
2/28/21	$12,053	$12,151	$12,364
3/31/21	$11,897	$12,000	$12,173
4/30/21	$12,015	$12,094	$12,280
5/31/21	$12,064	$12,134	$12,343
6/30/21	$12,198	$12,219	$12,467
7/31/21	$12,324	$12,356	$12,632
8/31/21	$12,319	$12,332	$12,607
9/30/21	$12,202	$12,225	$12,472
10/31/21	$12,206	$12,222	$12,478
11/30/21	$12,200	$12,258	$12,535
12/31/21	$12,196	$12,227	$12,495
1/31/22	$11,936	$11,964	$12,190
2/28/22	$11,763	$11,830	$12,047
3/31/22	$11,426	$11,501	$11,704
4/30/22	$10,972	$11,065	$11,240
5/31/22	$10,983	$11,136	$11,293
6/30/22	$10,705	$10,962	$11,115
7/31/22	$10,974	$11,229	$11,355
8/31/22	$10,711	$10,912	$11,059
9/30/22	$10,268	$10,441	$10,608
10/31/22	$10,158	$10,305	$10,476
11/30/22	$10,528	$10,684	$10,850
12/31/22	$10,474	$10,636	$10,798
1/31/23	$10,884	$10,963	$11,124
2/28/23	$10,622	$10,680	$10,835
3/31/23	$10,816	$10,951	$11,140
4/30/23	$10,902	$11,018	$11,211
5/31/23	$10,777	$10,898	$11,072
6/30/23	$10,794	$10,859	$11,037
7/31/23	$10,831	$10,851	$11,028
8/31/23	$10,784	$10,782	$10,963
9/30/23	$10,538	$10,508	$10,706
10/31/23	$10,370	$10,342	$10,554
11/30/23	$10,859	$10,810	$11,011
12/31/23	$11,296	$11,224	$11,416
1/31/24	$11,310	$11,193	$11,390
2/29/24	$11,194	$11,035	$11,235
3/31/24	$11,327	$11,137	$11,334
4/30/24	$11,074	$10,856	$11,065
5/31/24	$11,270	$11,040	$11,241
6/30/24	$11,376	$11,144	$11,339
7/31/24	$11,626	$11,405	$11,593
8/31/24	$11,809	$11,569	$11,753
9/30/24	$11,959	$11,724	$11,917
10/31/24	$11,718	$11,433	$11,634
11/30/24	$11,856	$11,554	$11,746
12/31/24	$11,686	$11,365	$11,551
1/31/25	$11,752	$11,425	$11,612
2/28/25	$12,009	$11,676	$11,856
3/31/25	$11,984	$11,681	$11,862
4/30/25	$11,996	$11,727	$11,912
5/31/25	$11,981	$11,643	$11,833
6/30/25	$12,182	$11,822	$12,007
7/31/25	$12,162	$11,790	$11,980

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	4.61%	(0.02%)	2.36%
Class A with Load	0.70%	(0.78%)	1.98%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
Bloomberg US Government/Credit Index	3.34%	(1.27%)	1.82%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$418,705,154
# of Portfolio Holdings	1,577
Portfolio Turnover Rate	219%
Total Advisory Fees Paid (includes Administration Fees)	$1,732,773

What is the Fund’s investment objective?

Total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	1.8%
U.S. Treasury Bonds, 3.625%, due 02/15/53	1.8
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.6
U.S. Treasury Notes, 0.500%, due 08/31/27	1.3
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3

PACE® Strategic Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
Loan assignments	8.5%
U.S. treasury obligations	10.3%
Mortgage-backed securities	11.7%
Asset-backed securities	14.2%
Corporate bonds	46.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Strategic Fixed Income Investments

S1819

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Strategic Fixed Income Investments

Class P

PCSIX

Fund Overview

This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.65%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Duration and tactical interest rate positioning were meaningful positive contributors to relative performance for the portfolio.

• Broad sector allocation: Exposure to securitized credit (asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations), corporate credit (investment grade and high yield), and loans provided diversified sources of positive performance across managers.

• Security selection in credit: Effective selection within investment grade and high yield corporate bonds, especially in sectors like property & casualty, specialty real estate investment trusts (REITs), healthcare, industrials, cable satellite, and senior financial names added value.

• Selection in asset-backed securities (ABS) and loan holdings: Positions in venture debt ABS, recurring revenue debt ABS, and loans to technology companies contributed positively, reflecting successful targeting of niche credit opportunities.

What didn't work:

• Loan and ABS selection: Specific holdings in loans to chemical companies and ABS tied to triple net leases and consumer loans detracted from performance.

• Investment grade corporate credit selection: Underperformance in investment grade bonds issued by banks and brokerage firms weighed on results. Positioning in US investment grade credit detracted, as did non-US developed market investment grade credit and US Treasuries.

• Developed market investment grade credit and currency positions: Broader exposures to developed market investment grade credit and short positions in select currencies (e.g., Swiss franc, Malaysian ringgit) modestly detracted across managers.

During the reporting period, the Fund utilized derivatives, including futures, options, and swaps. These instruments were used to manage interest rate and duration exposure, gain access to markets without physical securities, hedge unwanted risks, and implement customized investment strategies.

PACE® Strategic Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,921	$9,986	$9,977
9/30/15	$9,885	$10,053	$10,047
10/31/15	$9,967	$10,055	$10,047
11/30/15	$9,938	$10,028	$10,015
12/31/15	$9,880	$9,996	$9,972
1/31/16	$9,942	$10,133	$10,112
2/29/16	$9,953	$10,205	$10,198
3/31/16	$10,161	$10,299	$10,318
4/30/16	$10,229	$10,338	$10,367
5/31/16	$10,242	$10,341	$10,365
6/30/16	$10,419	$10,527	$10,593
7/31/16	$10,568	$10,594	$10,678
8/31/16	$10,586	$10,581	$10,656
9/30/16	$10,588	$10,575	$10,636
10/31/16	$10,520	$10,494	$10,533
11/30/16	$10,234	$10,246	$10,254
12/31/16	$10,305	$10,261	$10,276
1/31/17	$10,384	$10,281	$10,304
2/28/17	$10,485	$10,350	$10,383
3/31/17	$10,493	$10,344	$10,374
4/30/17	$10,579	$10,424	$10,459
5/31/17	$10,679	$10,504	$10,546
6/30/17	$10,704	$10,494	$10,549
7/31/17	$10,773	$10,539	$10,593
8/31/17	$10,883	$10,634	$10,695
9/30/17	$10,852	$10,583	$10,635
10/31/17	$10,846	$10,589	$10,644
11/30/17	$10,810	$10,575	$10,631
12/31/17	$10,867	$10,624	$10,686
1/31/18	$10,766	$10,502	$10,563
2/28/18	$10,665	$10,402	$10,449
3/31/18	$10,707	$10,469	$10,517
4/30/18	$10,615	$10,391	$10,428
5/31/18	$10,658	$10,465	$10,503
6/30/18	$10,650	$10,452	$10,483
7/31/18	$10,696	$10,455	$10,491
8/31/18	$10,749	$10,522	$10,559
9/30/18	$10,713	$10,454	$10,489
10/31/18	$10,648	$10,372	$10,398
11/30/18	$10,645	$10,433	$10,447
12/31/18	$10,739	$10,625	$10,642
1/31/19	$10,927	$10,738	$10,767
2/28/19	$10,971	$10,732	$10,761
3/31/19	$11,160	$10,938	$10,989
4/30/19	$11,201	$10,941	$10,995
5/31/19	$11,383	$11,135	$11,211
6/30/19	$11,549	$11,275	$11,376
7/31/19	$11,556	$11,299	$11,394
8/31/19	$11,919	$11,592	$11,765
9/30/19	$11,841	$11,531	$11,676
10/31/19	$11,888	$11,565	$11,709
11/30/19	$11,867	$11,559	$11,698
12/31/19	$11,853	$11,551	$11,675
1/31/20	$12,149	$11,774	$11,954
2/29/20	$12,303	$11,986	$12,203
3/31/20	$11,878	$11,915	$12,068
4/30/20	$12,171	$12,127	$12,337
5/31/20	$12,335	$12,183	$12,408
6/30/20	$12,516	$12,260	$12,516
7/31/20	$12,800	$12,443	$12,768
8/31/20	$12,738	$12,343	$12,620
9/30/20	$12,727	$12,336	$12,614
10/31/20	$12,675	$12,281	$12,538
11/30/20	$12,918	$12,401	$12,706
12/31/20	$12,964	$12,418	$12,717
1/31/21	$12,883	$12,329	$12,584
2/28/21	$12,693	$12,151	$12,364
3/31/21	$12,532	$12,000	$12,173
4/30/21	$12,659	$12,094	$12,280
5/31/21	$12,714	$12,134	$12,343
6/30/21	$12,857	$12,219	$12,467
7/31/21	$12,993	$12,356	$12,632
8/31/21	$12,990	$12,332	$12,607
9/30/21	$12,869	$12,225	$12,472
10/31/21	$12,877	$12,222	$12,478
11/30/21	$12,873	$12,258	$12,535
12/31/21	$12,871	$12,227	$12,495
1/31/22	$12,599	$11,964	$12,190
2/28/22	$12,419	$11,830	$12,047
3/31/22	$12,066	$11,501	$11,704
4/30/22	$11,588	$11,065	$11,240
5/31/22	$11,603	$11,136	$11,293
6/30/22	$11,311	$10,962	$11,115
7/31/22	$11,597	$11,229	$11,355
8/31/22	$11,322	$10,912	$11,059
9/30/22	$10,856	$10,441	$10,608
10/31/22	$10,751	$10,305	$10,476
11/30/22	$11,135	$10,684	$10,850
12/31/22	$11,090	$10,636	$10,798
1/31/23	$11,517	$10,963	$11,124
2/28/23	$11,242	$10,680	$10,835
3/31/23	$11,450	$10,951	$11,140
4/30/23	$11,544	$11,018	$11,211
5/31/23	$11,414	$10,898	$11,072
6/30/23	$11,434	$10,859	$11,037
7/31/23	$11,485	$10,851	$11,028
8/31/23	$11,429	$10,782	$10,963
9/30/23	$11,170	$10,508	$10,706
10/31/23	$10,994	$10,342	$10,554
11/30/23	$11,515	$10,810	$11,011
12/31/23	$11,981	$11,224	$11,416
1/31/24	$11,998	$11,193	$11,390
2/29/24	$11,878	$11,035	$11,235
3/31/24	$12,021	$11,137	$11,334
4/30/24	$11,755	$10,856	$11,065
5/31/24	$11,966	$11,040	$11,241
6/30/24	$12,081	$11,144	$11,339
7/31/24	$12,349	$11,405	$11,593
8/31/24	$12,547	$11,569	$11,753
9/30/24	$12,709	$11,724	$11,917
10/31/24	$12,455	$11,433	$11,634
11/30/24	$12,604	$11,554	$11,746
12/31/24	$12,415	$11,365	$11,551
1/31/25	$12,499	$11,425	$11,612
2/28/25	$12,776	$11,676	$11,856
3/31/25	$12,751	$11,681	$11,862
4/30/25	$12,767	$11,727	$11,912
5/31/25	$12,753	$11,643	$11,833
6/30/25	$12,970	$11,822	$12,007
7/31/25	$12,952	$11,790	$11,980

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	4.88%	0.24%	2.62%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%
Bloomberg US Government/Credit Index	3.34%	(1.27%)	1.82%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$418,705,154
# of Portfolio Holdings	1,577
Portfolio Turnover Rate	219%
Total Advisory Fees Paid (includes Administration Fees)	$1,732,773

What is the Fund’s investment objective?

Total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.500%	1.8%
U.S. Treasury Bonds, 3.625%, due 02/15/53	1.8
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.6
U.S. Treasury Notes, 0.500%, due 08/31/27	1.3
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.3

PACE® Strategic Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
Loan assignments	8.5%
U.S. treasury obligations	10.3%
Mortgage-backed securities	11.7%
Asset-backed securities	14.2%
Corporate bonds	46.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Strategic Fixed Income Investments

S1820

Class P

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Annual Shareholder Report

July 31, 2025

PACE® Municipal Fixed Income Investments

Class A

PMUAX

Fund Overview

This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.82%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• An overweight to revenue airport and housing bonds contributed to performance.

• An underweight to the local general obligation sector contributed relative to the benchmark due to lagging performance in that sector.

• Strong performance among Illinois Municipal Electric and Richmond Indianan healthcare (Reid Hospital) contributed to performance.

What didn't work:

• Modestly long duration posture was a detractor as 10-yr AAA yields increased; an overweight to the 15-20yr maturity segment of the yield curve detracted.

• Being overweight hospital and water/sewer were detractors; an underweight to state general obligations, which outperformed, also detracted.

• An overweight to BBB rated, which lagged higher quality segments, detracted from performance.

The Fund did not invest in derivatives during the reporting period.

PACE® Municipal Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/15	$9,777	$10,000	$10,000
8/31/15	$9,805	$10,019	$10,020
9/30/15	$9,871	$10,096	$10,092
10/31/15	$9,907	$10,138	$10,132
11/30/15	$9,943	$10,162	$10,173
12/31/15	$10,015	$10,221	$10,244
1/31/16	$10,157	$10,352	$10,366
2/29/16	$10,163	$10,371	$10,383
3/31/16	$10,176	$10,383	$10,416
4/30/16	$10,243	$10,451	$10,492
5/31/16	$10,248	$10,456	$10,520
6/30/16	$10,399	$10,597	$10,688
7/31/16	$10,388	$10,611	$10,694
8/31/16	$10,393	$10,617	$10,709
9/30/16	$10,345	$10,577	$10,655
10/31/16	$10,257	$10,481	$10,544
11/30/16	$9,862	$10,108	$10,150
12/31/16	$9,966	$10,216	$10,270
1/31/17	$10,018	$10,292	$10,337
2/28/17	$10,079	$10,365	$10,409
3/31/17	$10,108	$10,385	$10,432
4/30/17	$10,184	$10,466	$10,507
5/31/17	$10,331	$10,618	$10,674
6/30/17	$10,289	$10,573	$10,636
7/31/17	$10,358	$10,657	$10,722
8/31/17	$10,435	$10,733	$10,803
9/30/17	$10,385	$10,679	$10,748
10/31/17	$10,391	$10,696	$10,775
11/30/17	$10,310	$10,604	$10,717
12/31/17	$10,401	$10,702	$10,829
1/31/18	$10,295	$10,594	$10,702
2/28/18	$10,246	$10,561	$10,670
3/31/18	$10,260	$10,588	$10,709
4/30/18	$10,227	$10,558	$10,671
5/31/18	$10,330	$10,664	$10,793
6/30/18	$10,338	$10,681	$10,802
7/31/18	$10,361	$10,716	$10,828
8/31/18	$10,375	$10,738	$10,856
9/30/18	$10,308	$10,674	$10,786
10/31/18	$10,241	$10,625	$10,719
11/30/18	$10,347	$10,740	$10,838
12/31/18	$10,466	$10,867	$10,968
1/31/19	$10,563	$10,965	$11,051
2/28/19	$10,627	$11,021	$11,110
3/31/19	$10,759	$11,158	$11,286
4/30/19	$10,791	$11,182	$11,328
5/31/19	$10,939	$11,327	$11,484
6/30/19	$10,988	$11,375	$11,527
7/31/19	$11,077	$11,469	$11,619
8/31/19	$11,217	$11,614	$11,803
9/30/19	$11,131	$11,513	$11,708
10/31/19	$11,128	$11,543	$11,729
11/30/19	$11,143	$11,570	$11,758
12/31/19	$11,178	$11,609	$11,794
1/31/20	$11,352	$11,800	$12,006
2/29/20	$11,478	$11,920	$12,161
3/31/20	$11,031	$11,545	$11,720
4/30/20	$10,879	$11,451	$11,573
5/31/20	$11,205	$11,797	$11,941
6/30/20	$11,310	$11,872	$12,039
7/31/20	$11,483	$12,053	$12,242
8/31/20	$11,466	$12,008	$12,185
9/30/20	$11,475	$12,018	$12,187
10/31/20	$11,450	$11,985	$12,151
11/30/20	$11,598	$12,131	$12,334
12/31/20	$11,667	$12,194	$12,409
1/31/21	$11,727	$12,256	$12,488
2/28/21	$11,553	$12,085	$12,290
3/31/21	$11,605	$12,148	$12,366
4/30/21	$11,692	$12,231	$12,469
5/31/21	$11,718	$12,250	$12,506
6/30/21	$11,726	$12,268	$12,541
7/31/21	$11,805	$12,365	$12,645
8/31/21	$11,770	$12,338	$12,598
9/30/21	$11,689	$12,256	$12,507
10/31/21	$11,648	$12,217	$12,471
11/30/21	$11,722	$12,288	$12,577
12/31/21	$11,719	$12,307	$12,597
1/31/22	$11,416	$11,984	$12,253
2/28/22	$11,352	$11,945	$12,209
3/31/22	$11,041	$11,604	$11,813
4/30/22	$10,782	$11,341	$11,486
5/31/22	$10,898	$11,508	$11,657
6/30/22	$10,781	$11,401	$11,466
7/31/22	$11,017	$11,676	$11,769
8/31/22	$10,812	$11,463	$11,511
9/30/22	$10,479	$11,090	$11,069
10/31/22	$10,426	$11,042	$10,977
11/30/22	$10,815	$11,457	$11,490
12/31/22	$10,844	$11,517	$11,523
1/31/23	$11,107	$11,794	$11,854
2/28/23	$10,898	$11,558	$11,586
3/31/23	$11,083	$11,794	$11,843
4/30/23	$11,074	$11,761	$11,816
5/31/23	$10,967	$11,648	$11,714
6/30/23	$11,049	$11,739	$11,831
7/31/23	$11,070	$11,788	$11,878
8/31/23	$10,981	$11,656	$11,707
9/30/23	$10,734	$11,372	$11,364
10/31/23	$10,645	$11,317	$11,267
11/30/23	$11,163	$11,903	$11,983
12/31/23	$11,407	$12,144	$12,261
1/31/24	$11,381	$12,093	$12,198
2/29/24	$11,392	$12,104	$12,214
3/31/24	$11,377	$12,103	$12,214
4/30/24	$11,267	$11,968	$12,062
5/31/24	$11,206	$11,887	$12,027
6/30/24	$11,339	$12,049	$12,211
7/31/24	$11,428	$12,158	$12,323
8/31/24	$11,507	$12,268	$12,420
9/30/24	$11,604	$12,374	$12,543
10/31/24	$11,439	$12,206	$12,360
11/30/24	$11,593	$12,365	$12,573
12/31/24	$11,474	$12,230	$12,390
1/31/25	$11,526	$12,315	$12,452
2/28/25	$11,643	$12,442	$12,576
3/31/25	$11,451	$12,271	$12,363
4/30/25	$11,407	$12,191	$12,263
5/31/25	$11,422	$12,260	$12,271
6/30/25	$11,504	$12,356	$12,347
7/31/25	$11,491	$12,384	$12,322

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	0.55%	0.01%	1.63%
Class A with Load	(1.71%)	(0.44%)	1.40%
Bloomberg US Municipal 3-15 Year Blend Index	1.88%	0.55%	2.16%
Bloomberg Municipal Bond Index	(0.00%)	0.13%	2.11%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$152,208,054
# of Portfolio Holdings	107
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (includes Administration Fees)	$580,064

What is the Fund’s investment objective?

High current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.0%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.2
Central Texas Turnpike System, 5.000%, due 08/15/37	1.8
New York State Dormitory Authority, 4.000%, due 03/15/42	1.7
County of Cook Sales Tax (Illinois), 5.000%, due 11/15/35	1.7

PACE® Municipal Fixed Income Investments

Class A

Top 5 States (% of Net Assets)

Value	Value
Wisconsin	5.3%
Illinois	8.2%
New York	8.4%
Pennsylvania	9.3%
Texas	12.9%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Municipal Fixed Income Investments

S1810

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Municipal Fixed Income Investments

Class P

PCMNX

Fund Overview

This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	0.57%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• An overweight to revenue airport and housing bonds contributed to performance.

• An underweight to the local general obligation sector contributed relative to the benchmark due to lagging performance in that sector.

• Strong performance among Illinois Municipal Electric and Richmond Indianan healthcare (Reid Hospital) contributed to performance.

What didn't work:

• Modestly long duration posture was a detractor as 10-yr AAA yields increased; an overweight to the 15-20yr maturity segment of the yield curve detracted.

• Being overweight hospital and water/sewer were detractors; an underweight to state general obligations, which outperformed, also detracted.

• An overweight to BBB rated, which lagged higher quality segments, detracted from performance.

The Fund did not invest in derivatives during the reporting period.

PACE® Municipal Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$10,023	$10,019	$10,020
9/30/15	$10,093	$10,096	$10,092
10/31/15	$10,139	$10,138	$10,132
11/30/15	$10,171	$10,162	$10,173
12/31/15	$10,246	$10,221	$10,244
1/31/16	$10,401	$10,352	$10,366
2/29/16	$10,402	$10,371	$10,383
3/31/16	$10,425	$10,383	$10,416
4/30/16	$10,496	$10,451	$10,492
5/31/16	$10,495	$10,456	$10,520
6/30/16	$10,652	$10,597	$10,688
7/31/16	$10,651	$10,611	$10,694
8/31/16	$10,659	$10,617	$10,709
9/30/16	$10,611	$10,577	$10,655
10/31/16	$10,516	$10,481	$10,544
11/30/16	$10,112	$10,108	$10,150
12/31/16	$10,221	$10,216	$10,270
1/31/17	$10,276	$10,292	$10,337
2/28/17	$10,341	$10,365	$10,409
3/31/17	$10,373	$10,385	$10,432
4/30/17	$10,453	$10,466	$10,507
5/31/17	$10,614	$10,618	$10,674
6/30/17	$10,565	$10,573	$10,636
7/31/17	$10,638	$10,657	$10,722
8/31/17	$10,727	$10,733	$10,803
9/30/17	$10,679	$10,679	$10,748
10/31/17	$10,679	$10,696	$10,775
11/30/17	$10,605	$10,604	$10,717
12/31/17	$10,702	$10,702	$10,829
1/31/18	$10,587	$10,594	$10,702
2/28/18	$10,547	$10,561	$10,670
3/31/18	$10,563	$10,588	$10,709
4/30/18	$10,523	$10,558	$10,671
5/31/18	$10,640	$10,664	$10,793
6/30/18	$10,648	$10,681	$10,802
7/31/18	$10,674	$10,716	$10,828
8/31/18	$10,682	$10,738	$10,856
9/30/18	$10,625	$10,674	$10,786
10/31/18	$10,549	$10,625	$10,719
11/30/18	$10,668	$10,740	$10,838
12/31/18	$10,793	$10,867	$10,968
1/31/19	$10,887	$10,965	$11,051
2/28/19	$10,964	$11,021	$11,110
3/31/19	$11,102	$11,158	$11,286
4/30/19	$11,137	$11,182	$11,328
5/31/19	$11,292	$11,327	$11,484
6/30/19	$11,336	$11,375	$11,527
7/31/19	$11,440	$11,469	$11,619
8/31/19	$11,586	$11,614	$11,803
9/30/19	$11,500	$11,513	$11,708
10/31/19	$11,500	$11,543	$11,729
11/30/19	$11,517	$11,570	$11,758
12/31/19	$11,556	$11,609	$11,794
1/31/20	$11,738	$11,800	$12,006
2/29/20	$11,870	$11,920	$12,161
3/31/20	$11,411	$11,545	$11,720
4/30/20	$11,256	$11,451	$11,573
5/31/20	$11,596	$11,797	$11,941
6/30/20	$11,707	$11,872	$12,039
7/31/20	$11,888	$12,053	$12,242
8/31/20	$11,873	$12,008	$12,185
9/30/20	$11,885	$12,018	$12,187
10/31/20	$11,862	$11,985	$12,151
11/30/20	$12,009	$12,131	$12,334
12/31/20	$12,091	$12,194	$12,409
1/31/21	$12,156	$12,256	$12,488
2/28/21	$11,978	$12,085	$12,290
3/31/21	$12,035	$12,148	$12,366
4/30/21	$12,128	$12,231	$12,469
5/31/21	$12,157	$12,250	$12,506
6/30/21	$12,168	$12,268	$12,541
7/31/21	$12,252	$12,365	$12,645
8/31/21	$12,219	$12,338	$12,598
9/30/21	$12,128	$12,256	$12,507
10/31/21	$12,097	$12,217	$12,471
11/30/21	$12,177	$12,288	$12,577
12/31/21	$12,176	$12,307	$12,597
1/31/22	$11,864	$11,984	$12,253
2/28/22	$11,799	$11,945	$12,209
3/31/22	$11,480	$11,604	$11,813
4/30/22	$11,203	$11,341	$11,486
5/31/22	$11,336	$11,508	$11,657
6/30/22	$11,217	$11,401	$11,466
7/31/22	$11,464	$11,676	$11,769
8/31/22	$11,253	$11,463	$11,511
9/30/22	$10,909	$11,090	$11,069
10/31/22	$10,848	$11,042	$10,977
11/30/22	$11,264	$11,457	$11,490
12/31/22	$11,287	$11,517	$11,523
1/31/23	$11,573	$11,794	$11,854
2/28/23	$11,357	$11,558	$11,586
3/31/23	$11,553	$11,794	$11,843
4/30/23	$11,546	$11,761	$11,816
5/31/23	$11,436	$11,648	$11,714
6/30/23	$11,515	$11,739	$11,831
7/31/23	$11,549	$11,788	$11,878
8/31/23	$11,449	$11,656	$11,707
9/30/23	$11,194	$11,372	$11,364
10/31/23	$11,113	$11,317	$11,267
11/30/23	$11,646	$11,903	$11,983
12/31/23	$11,912	$12,144	$12,261
1/31/24	$11,888	$12,093	$12,198
2/29/24	$11,892	$12,104	$12,214
3/31/24	$11,889	$12,103	$12,214
4/30/24	$11,776	$11,968	$12,062
5/31/24	$11,715	$11,887	$12,027
6/30/24	$11,856	$12,049	$12,211
7/31/24	$11,951	$12,158	$12,323
8/31/24	$12,037	$12,268	$12,420
9/30/24	$12,140	$12,374	$12,543
10/31/24	$11,961	$12,206	$12,360
11/30/24	$12,134	$12,365	$12,573
12/31/24	$12,013	$12,230	$12,390
1/31/25	$12,059	$12,315	$12,452
2/28/25	$12,194	$12,442	$12,576
3/31/25	$11,996	$12,271	$12,363
4/30/25	$11,953	$12,191	$12,263
5/31/25	$11,970	$12,260	$12,271
6/30/25	$12,059	$12,356	$12,347
7/31/25	$12,048	$12,384	$12,322

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	0.81%	0.27%	1.88%
Bloomberg US Municipal 3-15 Year Blend Index	1.88%	0.55%	2.16%
Bloomberg Municipal Bond Index	(0.00%)	0.13%	2.11%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$152,208,054
# of Portfolio Holdings	107
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (includes Administration Fees)	$580,064

What is the Fund’s investment objective?

High current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.0%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.2
Central Texas Turnpike System, 5.000%, due 08/15/37	1.8
New York State Dormitory Authority, 4.000%, due 03/15/42	1.7
County of Cook Sales Tax (Illinois), 5.000%, due 11/15/35	1.7

PACE® Municipal Fixed Income Investments

Class P

Top 5 States (% of Net Assets)

Value	Value
Wisconsin	5.3%
Illinois	8.2%
New York	8.4%
Pennsylvania	9.3%
Texas	12.9%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Municipal Fixed Income Investments

S1811

Class P

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Annual Shareholder Report

July 31, 2025

PACE® Global Fixed Income Investments

Class A

PWFAX

Fund Overview

This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.03%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation was a key contributor, driven by overweights in investment grade credit, agency mortgage-backed securities (MBS) and emerging market hard currency.

• Currency overlay was a contributor over the reporting period, particularly overweights in Japanese yen (JPY) and Swiss franc (CHF). Currency positioning was a contributor, particularly an underweight stance in the US dollar.

What didn’t work:

• Duration detracted from performance, with yield curve steepeners in the US – held as a risk hedge – hurting performance.

• The Fund switched from overweight to underweight Eurozone duration over the first quarter of 2025 which detracted from performance.

The Fund used derivatives for hedging and efficient portfolio management, mainly futures and foreign currency forwards. This was beneficial for the portfolio as futures were used for implementation of yield curve management and foreign currency forwards were used to implement an underweight US dollar view.

PACE® Global Fixed Income Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg Global Aggregate ex USD 50% Hedged Index	Bloomberg Global Aggregate Index
7/31/15	$9,622	$10,000	$10,000
8/31/15	$9,668	$10,035	$10,012
9/30/15	$9,694	$10,078	$10,063
10/31/15	$9,740	$10,111	$10,084
11/30/15	$9,521	$9,830	$9,917
12/31/15	$9,607	$9,951	$9,970
1/31/16	$9,603	$10,001	$10,056
2/29/16	$9,904	$10,350	$10,280
3/31/16	$10,294	$10,773	$10,558
4/30/16	$10,539	$10,993	$10,698
5/31/16	$10,256	$10,731	$10,555
6/30/16	$10,619	$11,140	$10,863
7/31/16	$10,755	$11,232	$10,945
8/31/16	$10,680	$11,141	$10,892
9/30/16	$10,736	$11,254	$10,952
10/31/16	$10,293	$10,765	$10,648
11/30/16	$9,717	$10,197	$10,225
12/31/16	$9,697	$10,099	$10,178
1/31/17	$9,788	$10,289	$10,292
2/28/17	$9,828	$10,319	$10,341
3/31/17	$9,840	$10,350	$10,357
4/30/17	$9,944	$10,497	$10,474
5/31/17	$10,079	$10,727	$10,636
6/30/17	$10,079	$10,717	$10,626
7/31/17	$10,262	$11,005	$10,805
8/31/17	$10,324	$11,122	$10,912
9/30/17	$10,253	$10,982	$10,814
10/31/17	$10,223	$10,900	$10,773
11/30/17	$10,316	$11,131	$10,892
12/31/17	$10,337	$11,161	$10,930
1/31/18	$10,452	$11,500	$11,060
2/28/18	$10,342	$11,403	$10,962
3/31/18	$10,434	$11,567	$11,079
4/30/18	$10,293	$11,303	$10,902
5/31/18	$10,141	$11,092	$10,819
6/30/18	$10,083	$11,015	$10,771
7/31/18	$10,085	$10,975	$10,753
8/31/18	$10,058	$10,940	$10,764
9/30/18	$10,008	$10,823	$10,671
10/31/18	$9,876	$10,673	$10,552
11/30/18	$9,858	$10,685	$10,585
12/31/18	$9,996	$10,922	$10,799
1/31/19	$10,187	$11,125	$10,963
2/28/19	$10,136	$11,009	$10,900
3/31/19	$10,265	$11,088	$11,037
4/30/19	$10,247	$11,020	$11,004
5/31/19	$10,366	$11,135	$11,153
6/30/19	$10,599	$11,467	$11,400
7/31/19	$10,537	$11,385	$11,369
8/31/19	$10,771	$11,565	$11,600
9/30/19	$10,656	$11,401	$11,482
10/31/19	$10,721	$11,510	$11,558
11/30/19	$10,628	$11,354	$11,471
12/31/19	$10,672	$11,477	$11,538
1/31/20	$10,792	$11,564	$11,685
2/29/20	$10,806	$11,541	$11,764
3/31/20	$10,554	$11,170	$11,500
4/30/20	$10,733	$11,398	$11,726
5/31/20	$10,785	$11,432	$11,777
6/30/20	$10,874	$11,548	$11,882
7/31/20	$11,314	$12,061	$12,261
8/31/20	$11,326	$12,095	$12,242
9/30/20	$11,254	$12,025	$12,198
10/31/20	$11,257	$12,081	$12,210
11/30/20	$11,538	$12,368	$12,432
12/31/20	$11,732	$12,637	$12,599
1/31/21	$11,622	$12,508	$12,488
2/28/21	$11,454	$12,265	$12,273
3/31/21	$11,273	$11,969	$12,037
4/30/21	$11,413	$12,162	$12,189
5/31/21	$11,508	$12,328	$12,303
6/30/21	$11,416	$12,079	$12,195
7/31/21	$11,545	$12,261	$12,357
8/31/21	$11,486	$12,186	$12,306
9/30/21	$11,295	$11,887	$12,087
10/31/21	$11,284	$11,840	$12,058
11/30/21	$11,255	$11,755	$12,022
12/31/21	$11,236	$11,746	$12,006
1/31/22	$11,049	$11,517	$11,760
2/28/22	$10,941	$11,389	$11,620
3/31/22	$10,653	$11,024	$11,266
4/30/22	$10,067	$10,271	$10,649
5/31/22	$10,067	$10,272	$10,678
6/30/22	$9,721	$9,810	$10,335
7/31/22	$9,892	$9,998	$10,555
8/31/22	$9,512	$9,499	$10,138
9/30/22	$9,051	$8,942	$9,618
10/31/22	$8,938	$8,929	$9,551
11/30/22	$9,428	$9,427	$10,001
12/31/22	$9,477	$9,550	$10,055
1/31/23	$9,814	$9,883	$10,385
2/28/23	$9,454	$9,488	$10,040
3/31/23	$9,678	$9,843	$10,357
4/30/23	$9,701	$9,871	$10,403
5/31/23	$9,489	$9,605	$10,200
6/30/23	$9,489	$9,630	$10,199
7/31/23	$9,539	$9,753	$10,269
8/31/23	$9,377	$9,561	$10,129
9/30/23	$9,081	$9,245	$9,833
10/31/23	$8,976	$9,160	$9,716
11/30/23	$9,418	$9,666	$10,205
12/31/23	$9,863	$10,097	$10,630
1/31/24	$9,708	$9,866	$10,483
2/29/24	$9,600	$9,749	$10,351
3/31/24	$9,663	$9,772	$10,408
4/30/24	$9,413	$9,519	$10,146
5/31/24	$9,539	$9,615	$10,278
6/30/24	$9,517	$9,566	$10,293
7/31/24	$9,803	$9,868	$10,577
8/31/24	$10,026	$10,177	$10,828
9/30/24	$10,200	$10,381	$11,012
10/31/24	$9,848	$9,953	$10,643
11/30/24	$9,887	$9,930	$10,679
12/31/24	$9,656	$9,670	$10,450
1/31/25	$9,710	$9,728	$10,510
2/28/25	$9,847	$9,806	$10,660
3/31/25	$9,876	$9,915	$10,725
4/30/25	$10,155	$10,422	$11,041
5/31/25	$10,108	$10,410	$11,001
6/30/25	$10,325	$10,638	$11,210
7/31/25	$10,126	$10,371	$11,043

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	3.30%	(2.19%)	0.51%
Class A with Load	(0.55%)	(2.93%)	0.13%
Bloomberg Global Aggregate ex USD 50% Hedged Index	5.10%	(2.97%)	0.36%
Bloomberg Global Aggregate Index	4.41%	(2.07%)	1.00%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$167,614,202
# of Portfolio Holdings	417
Portfolio Turnover Rate	136%
Total Advisory Fees Paid (includes Administration Fees)	$615,948

What is the Fund’s investment objective?

High total return.

Top 5 Holdings (% of Net Assets)

Italy Buoni Poliennali Del Tesoro, 2.950%, due 07/01/30	8.8%
U.S. Treasury Inflation-Indexed Notes, 1.625%, due 10/15/29	3.0
French Republic Government Bonds OAT, 2.700%, due 02/25/31	3.0
China Government Bonds, 2.670%, due 05/25/33	2.8
U.K. Gilts, 4.375%, due 07/31/54	2.6

PACE® Global Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
Asset-backed securities	3.0%
U.S. treasury obligations	4.4%
U.S. government agency obligations	15.8%
Corporate bonds	31.5%
Non-U.S. government agency obligations	41.4%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Global Fixed Income Investments

S1787

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Global Fixed Income Investments

Class P

PCGLX

Fund Overview

This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$85	0.84%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation was a key contributor, driven by overweights in investment grade credit, agency mortgage-backed securities (MBS) and emerging market hard currency.

• Currency overlay was a contributor over the reporting period, particularly overweights in Japanese yen (JPY) and Swiss franc (CHF). Currency positioning was a contributor, particularly an underweight stance in the US dollar.

What didn’t work:

• Duration detracted from performance, with yield curve steepeners in the US – held as a risk hedge – hurting performance.

• The Fund switched from overweight to underweight Eurozone duration over the first quarter of 2025 which detracted from performance.

The Fund used derivatives for hedging and efficient portfolio management, mainly futures and foreign currency forwards. This was beneficial for the portfolio as futures were used for implementation of yield curve management and foreign currency forwards were used to implement an underweight US dollar view.

PACE® Global Fixed Income Investments

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg Global Aggregate ex USD 50% Hedged Index	Bloomberg Global Aggregate Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$10,049	$10,035	$10,012
9/30/15	$10,078	$10,078	$10,063
10/31/15	$10,117	$10,111	$10,084
11/30/15	$9,891	$9,830	$9,917
12/31/15	$9,991	$9,951	$9,970
1/31/16	$9,989	$10,001	$10,056
2/29/16	$10,304	$10,350	$10,280
3/31/16	$10,712	$10,773	$10,558
4/30/16	$10,968	$10,993	$10,698
5/31/16	$10,665	$10,731	$10,555
6/30/16	$11,055	$11,140	$10,863
7/31/16	$11,198	$11,232	$10,945
8/31/16	$11,112	$11,141	$10,892
9/30/16	$11,182	$11,254	$10,952
10/31/16	$10,723	$10,765	$10,648
11/30/16	$10,124	$10,197	$10,225
12/31/16	$10,105	$10,099	$10,178
1/31/17	$10,202	$10,289	$10,292
2/28/17	$10,245	$10,319	$10,341
3/31/17	$10,259	$10,350	$10,357
4/30/17	$10,358	$10,497	$10,474
5/31/17	$10,511	$10,727	$10,636
6/30/17	$10,512	$10,717	$10,626
7/31/17	$10,694	$11,005	$10,805
8/31/17	$10,771	$11,122	$10,912
9/30/17	$10,698	$10,982	$10,814
10/31/17	$10,668	$10,900	$10,773
11/30/17	$10,767	$11,131	$10,892
12/31/17	$10,792	$11,161	$10,930
1/31/18	$10,914	$11,500	$11,060
2/28/18	$10,801	$11,403	$10,962
3/31/18	$10,899	$11,567	$11,079
4/30/18	$10,755	$11,303	$10,902
5/31/18	$10,598	$11,092	$10,819
6/30/18	$10,539	$11,015	$10,771
7/31/18	$10,533	$10,975	$10,753
8/31/18	$10,518	$10,940	$10,764
9/30/18	$10,457	$10,823	$10,671
10/31/18	$10,320	$10,673	$10,552
11/30/18	$10,304	$10,685	$10,585
12/31/18	$10,450	$10,922	$10,799
1/31/19	$10,653	$11,125	$10,963
2/28/19	$10,602	$11,009	$10,900
3/31/19	$10,739	$11,088	$11,037
4/30/19	$10,733	$11,020	$11,004
5/31/19	$10,849	$11,135	$11,153
6/30/19	$11,095	$11,467	$11,400
7/31/19	$11,033	$11,385	$11,369
8/31/19	$11,269	$11,565	$11,600
9/30/19	$11,162	$11,401	$11,482
10/31/19	$11,233	$11,510	$11,558
11/30/19	$11,137	$11,354	$11,471
12/31/19	$11,174	$11,477	$11,538
1/31/20	$11,303	$11,564	$11,685
2/29/20	$11,320	$11,541	$11,764
3/31/20	$11,058	$11,170	$11,500
4/30/20	$11,248	$11,398	$11,726
5/31/20	$11,305	$11,432	$11,777
6/30/20	$11,401	$11,548	$11,882
7/31/20	$11,865	$12,061	$12,261
8/31/20	$11,881	$12,095	$12,242
9/30/20	$11,807	$12,025	$12,198
10/31/20	$11,813	$12,081	$12,210
11/30/20	$12,111	$12,368	$12,432
12/31/20	$12,318	$12,637	$12,599
1/31/21	$12,205	$12,508	$12,488
2/28/21	$12,030	$12,265	$12,273
3/31/21	$11,842	$11,969	$12,037
4/30/21	$11,992	$12,162	$12,189
5/31/21	$12,094	$12,328	$12,303
6/30/21	$12,000	$12,079	$12,195
7/31/21	$12,126	$12,261	$12,357
8/31/21	$12,067	$12,186	$12,306
9/30/21	$11,868	$11,887	$12,087
10/31/21	$11,870	$11,840	$12,058
11/30/21	$11,842	$11,755	$12,022
12/31/21	$11,826	$11,746	$12,006
1/31/22	$11,619	$11,517	$11,760
2/28/22	$11,507	$11,389	$11,620
3/31/22	$11,206	$11,024	$11,266
4/30/22	$10,602	$10,271	$10,649
5/31/22	$10,591	$10,272	$10,678
6/30/22	$10,229	$9,810	$10,335
7/31/22	$10,424	$9,998	$10,555
8/31/22	$10,012	$9,499	$10,138
9/30/22	$9,527	$8,942	$9,618
10/31/22	$9,410	$8,929	$9,551
11/30/22	$9,930	$9,427	$10,001
12/31/22	$9,984	$9,550	$10,055
1/31/23	$10,343	$9,883	$10,385
2/28/23	$9,963	$9,488	$10,040
3/31/23	$10,203	$9,843	$10,357
4/30/23	$10,229	$9,871	$10,403
5/31/23	$10,008	$9,605	$10,200
6/30/23	$10,009	$9,630	$10,199
7/31/23	$10,064	$9,753	$10,269
8/31/23	$9,895	$9,561	$10,129
9/30/23	$9,583	$9,245	$9,833
10/31/23	$9,475	$9,160	$9,716
11/30/23	$9,944	$9,666	$10,205
12/31/23	$10,418	$10,097	$10,630
1/31/24	$10,257	$9,866	$10,483
2/29/24	$10,131	$9,749	$10,351
3/31/24	$10,201	$9,772	$10,408
4/30/24	$9,949	$9,519	$10,146
5/31/24	$10,072	$9,615	$10,278
6/30/24	$10,065	$9,566	$10,293
7/31/24	$10,370	$9,868	$10,577
8/31/24	$10,597	$10,177	$10,828
9/30/24	$10,783	$10,381	$11,012
10/31/24	$10,411	$9,953	$10,643
11/30/24	$10,455	$9,930	$10,679
12/31/24	$10,212	$9,670	$10,450
1/31/25	$10,271	$9,728	$10,510
2/28/25	$10,420	$9,806	$10,660
3/31/25	$10,452	$9,915	$10,725
4/30/25	$10,751	$10,422	$11,041
5/31/25	$10,703	$10,410	$11,001
6/30/25	$10,923	$10,638	$11,210
7/31/25	$10,714	$10,371	$11,043

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	3.31%	(2.02%)	0.69%
Bloomberg Global Aggregate ex USD 50% Hedged Index	5.10%	(2.97%)	0.36%
Bloomberg Global Aggregate Index	4.41%	(2.07%)	1.00%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$167,614,202
# of Portfolio Holdings	417
Portfolio Turnover Rate	136%
Total Advisory Fees Paid (includes Administration Fees)	$615,948

What is the Fund’s investment objective?

High total return.

Top 5 Holdings (% of Net Assets)

Italy Buoni Poliennali Del Tesoro, 2.950%, due 07/01/30	8.8%
U.S. Treasury Inflation-Indexed Notes, 1.625%, due 10/15/29	3.0
French Republic Government Bonds OAT, 2.700%, due 02/25/31	3.0
China Government Bonds, 2.670%, due 05/25/33	2.8
U.K. Gilts, 4.375%, due 07/31/54	2.6

PACE® Global Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
Asset-backed securities	3.0%
U.S. treasury obligations	4.4%
U.S. government agency obligations	15.8%
Corporate bonds	31.5%
Non-U.S. government agency obligations	41.4%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Global Fixed Income Investments

S1788

Class P

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Annual Shareholder Report

July 31, 2025

PACE® High Yield Investments

Class A

PHIAX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.06%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Within Air Transportation, being underweight Azul (AZUBBZ) contributed to relative performance as a tough operating environment required the company to restructure.

• In Investment & Miscellaneous Financial Services, an overweight to Lycra (LINXCA) contributed to performance. Lycra entered into a letter of agreement (LOA) to be purchased by a Chinese state enterprise. If the pending acquisition closes, we expect the bonds to be paid down at par.

• In Electric-Generation, an overweight position in ContourGlobal (CONGLO) was a performance contributor. An underweight to Sunnova (NOVA) also contributed relative to the benchmark as the company restructured in 2025.

What didn't work:

• In Support Services, an overweight to Selectra (SELNSW) detracted as the company required greater than expected liquidity to restructure the balance sheet.

• Within Banking, a term loan from Wizink Bank (MULCEN) is owned from past restructuring. The security is illiquid but was marked down as the company’s refinancing path remains uncertain.

• In Packaging, a position in Ardagh Finance (ARDFIN) detracted from performance as it’s currently expected that the bonds will only receive a small portion of the restructured equity in the deal between the owner and bondholders.

• The Fund continued to hold all three of these positions subsequent to the fiscal year ended July 31, 2025.

The Fund used foreign currency forwards for currency hedging, with no other use of derivatives. The hedge reduced performance during the fiscal year ended July 31, 2025.

PACE® High Yield Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/15	$9,623	$10,000	$10,000
8/31/15	$9,457	$9,829	$9,986
9/30/15	$9,201	$9,574	$10,053
10/31/15	$9,446	$9,870	$10,055
11/30/15	$9,302	$9,753	$10,028
12/31/15	$9,114	$9,511	$9,996
1/31/16	$8,988	$9,375	$10,133
2/29/16	$9,035	$9,409	$10,205
3/31/16	$9,400	$9,819	$10,299
4/30/16	$9,718	$10,159	$10,338
5/31/16	$9,777	$10,217	$10,341
6/30/16	$9,835	$10,329	$10,527
7/31/16	$10,093	$10,586	$10,594
8/31/16	$10,331	$10,808	$10,581
9/30/16	$10,380	$10,868	$10,575
10/31/16	$10,440	$10,914	$10,494
11/30/16	$10,414	$10,848	$10,246
12/31/16	$10,615	$11,053	$10,261
1/31/17	$10,752	$11,211	$10,281
2/28/17	$10,919	$11,380	$10,350
3/31/17	$10,903	$11,371	$10,344
4/30/17	$11,015	$11,509	$10,424
5/31/17	$11,087	$11,597	$10,504
6/30/17	$11,048	$11,607	$10,494
7/31/17	$11,197	$11,734	$10,539
8/31/17	$11,203	$11,770	$10,634
9/30/17	$11,319	$11,869	$10,583
10/31/17	$11,400	$11,942	$10,589
11/30/17	$11,364	$11,906	$10,575
12/31/17	$11,409	$11,939	$10,624
1/31/18	$11,480	$12,017	$10,502
2/28/18	$11,392	$11,918	$10,402
3/31/18	$11,326	$11,868	$10,469
4/30/18	$11,409	$11,917	$10,391
5/31/18	$11,378	$11,857	$10,465
6/30/18	$11,372	$11,851	$10,452
7/31/18	$11,505	$12,017	$10,455
8/31/18	$11,511	$12,015	$10,522
9/30/18	$11,609	$12,119	$10,454
10/31/18	$11,399	$11,967	$10,372
11/30/18	$11,236	$11,853	$10,433
12/31/18	$11,054	$11,711	$10,625
1/31/19	$11,477	$12,182	$10,738
2/28/19	$11,649	$12,388	$10,732
3/31/19	$11,729	$12,518	$10,938
4/30/19	$11,880	$12,685	$10,941
5/31/19	$11,750	$12,562	$11,135
6/30/19	$11,987	$12,873	$11,275
7/31/19	$12,042	$12,965	$11,299
8/31/19	$12,032	$12,971	$11,592
9/30/19	$12,098	$13,036	$11,531
10/31/19	$12,111	$13,107	$11,565
11/30/19	$12,164	$13,174	$11,559
12/31/19	$12,405	$13,414	$11,551
1/31/20	$12,443	$13,467	$11,774
2/29/20	$12,243	$13,282	$11,986
3/31/20	$10,501	$11,598	$11,915
4/30/20	$10,945	$12,126	$12,127
5/31/20	$11,492	$12,670	$12,183
6/30/20	$11,736	$12,887	$12,260
7/31/20	$12,192	$13,377	$12,443
8/31/20	$12,421	$13,552	$12,343
9/30/20	$12,288	$13,416	$12,336
10/31/20	$12,347	$13,472	$12,281
11/30/20	$12,988	$14,034	$12,401
12/31/20	$13,296	$14,300	$12,418
1/31/21	$13,352	$14,329	$12,329
2/28/21	$13,446	$14,394	$12,151
3/31/21	$13,491	$14,402	$12,000
4/30/21	$13,669	$14,554	$12,094
5/31/21	$13,726	$14,615	$12,134
6/30/21	$13,874	$14,750	$12,219
7/31/21	$13,836	$14,745	$12,356
8/31/21	$13,934	$14,846	$12,332
9/30/21	$13,853	$14,781	$12,225
10/31/21	$13,715	$14,678	$12,222
11/30/21	$13,537	$14,522	$12,258
12/31/21	$13,746	$14,735	$12,227
1/31/22	$13,425	$14,380	$11,964
2/28/22	$13,186	$14,080	$11,830
3/31/22	$13,084	$13,925	$11,501
4/30/22	$12,673	$13,481	$11,065
5/31/22	$12,584	$13,434	$11,136
6/30/22	$11,677	$12,539	$10,962
7/31/22	$12,260	$13,162	$11,229
8/31/22	$12,098	$12,961	$10,912
9/30/22	$11,579	$12,416	$10,441
10/31/22	$11,789	$12,651	$10,305
11/30/22	$12,203	$13,074	$10,684
12/31/22	$12,171	$13,069	$10,636
1/31/23	$12,667	$13,576	$10,963
2/28/23	$12,514	$13,419	$10,680
3/31/23	$12,601	$13,503	$10,951
4/30/23	$12,691	$13,597	$11,018
5/31/23	$12,590	$13,520	$10,898
6/30/23	$12,805	$13,721	$10,859
7/31/23	$12,967	$13,916	$10,851
8/31/23	$12,975	$13,936	$10,782
9/30/23	$12,881	$13,848	$10,508
10/31/23	$12,730	$13,714	$10,342
11/30/23	$13,252	$14,282	$10,810
12/31/23	$13,704	$14,782	$11,224
1/31/24	$13,741	$14,848	$11,193
2/29/24	$13,810	$14,919	$11,035
3/31/24	$13,946	$15,089	$11,137
4/30/24	$13,824	$14,983	$10,856
5/31/24	$13,995	$15,174	$11,040
6/30/24	$14,130	$15,314	$11,144
7/31/24	$14,330	$15,589	$11,405
8/31/24	$14,539	$15,828	$11,569
9/30/24	$14,741	$16,080	$11,724
10/31/24	$14,687	$16,044	$11,433
11/30/24	$14,825	$16,197	$11,554
12/31/24	$14,768	$16,168	$11,365
1/31/25	$14,947	$16,365	$11,425
2/28/25	$15,087	$16,511	$11,676
3/31/25	$14,928	$16,370	$11,681
4/30/25	$14,900	$16,356	$11,727
5/31/25	$15,133	$16,615	$11,643
6/30/25	$15,386	$16,885	$11,822
7/31/25	$15,499	$17,021	$11,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	8.15%	4.92%	4.88%
Class A with Load	4.08%	4.12%	4.48%
ICE BofA Global High Yield Index (Hedged in USD)	9.19%	4.94%	5.46%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$171,918,900
# of Portfolio Holdings	1,426
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (includes Administration Fees)	$871,060

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.6%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.4
Petroleos Mexicanos, 5.350%, due 02/12/28	0.4
First Quantum Minerals Ltd., 8.000%, due 03/01/33	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4

PACE® High Yield Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	9.1%
Communications	13.0%
Financial	13.3%
Energy	14.0%
Consumer Staples	25.9%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® High Yield Investments

S1826

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2025

PACE® High Yield Investments

Class P

PHYPX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$92	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Within Air Transportation, being underweight Azul (AZUBBZ) contributed to relative performance as a tough operating environment required the company to restructure.

• In Investment & Miscellaneous Financial Services, an overweight to Lycra (LINXCA) contributed to performance. Lycra entered into a letter of agreement (LOA) to be purchased by a Chinese state enterprise. If the pending acquisition closes, we expect the bonds to be paid down at par.

• In Electric-Generation, an overweight position in ContourGlobal (CONGLO) was a performance contributor. An underweight to Sunnova (NOVA) also contributed relative to the benchmark as the company restructured in 2025.

What didn't work:

• In Support Services, an overweight to Selectra (SELNSW) detracted as the company required greater than expected liquidity to restructure the balance sheet.

• Within Banking, a term loan from Wizink Bank (MULCEN) is owned from past restructuring. The security is illiquid but was marked down as the company’s refinancing path remains uncertain.

• In Packaging, a position in Ardagh Finance (ARDFIN) detracted from performance as it’s currently expected that the bonds will only receive a small portion of the restructured equity in the deal between the owner and bondholders.

• The Fund continued to hold all three of these positions subsequent to the fiscal year ended July 31, 2025.

The Fund used foreign currency forwards for currency hedging, with no other use of derivatives. The hedge reduced performance during the fiscal year ended July 31, 2025.

PACE® High Yield Investments

Class P

Fund Overview

Fund Performance

	Class P	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,830	$9,829	$9,986
9/30/15	$9,565	$9,574	$10,053
10/31/15	$9,820	$9,870	$10,055
11/30/15	$9,672	$9,753	$10,028
12/31/15	$9,468	$9,511	$9,996
1/31/16	$9,349	$9,375	$10,133
2/29/16	$9,399	$9,409	$10,205
3/31/16	$9,780	$9,819	$10,299
4/30/16	$10,111	$10,159	$10,338
5/31/16	$10,173	$10,217	$10,341
6/30/16	$10,234	$10,329	$10,527
7/31/16	$10,503	$10,586	$10,594
8/31/16	$10,752	$10,808	$10,581
9/30/16	$10,815	$10,868	$10,575
10/31/16	$10,867	$10,914	$10,494
11/30/16	$10,853	$10,848	$10,246
12/31/16	$11,052	$11,053	$10,261
1/31/17	$11,207	$11,211	$10,281
2/28/17	$11,371	$11,380	$10,350
3/31/17	$11,356	$11,371	$10,344
4/30/17	$11,484	$11,509	$10,424
5/31/17	$11,549	$11,597	$10,504
6/30/17	$11,521	$11,607	$10,494
7/31/17	$11,666	$11,734	$10,539
8/31/17	$11,673	$11,770	$10,634
9/30/17	$11,807	$11,869	$10,583
10/31/17	$11,881	$11,942	$10,589
11/30/17	$11,845	$11,906	$10,575
12/31/17	$11,894	$11,939	$10,624
1/31/18	$11,983	$12,017	$10,502
2/28/18	$11,882	$11,918	$10,402
3/31/18	$11,815	$11,868	$10,469
4/30/18	$11,904	$11,917	$10,391
5/31/18	$11,874	$11,857	$10,465
6/30/18	$11,871	$11,851	$10,452
7/31/18	$12,012	$12,017	$10,455
8/31/18	$12,020	$12,015	$10,522
9/30/18	$12,124	$12,119	$10,454
10/31/18	$11,908	$11,967	$10,372
11/30/18	$11,740	$11,853	$10,433
12/31/18	$11,553	$11,711	$10,625
1/31/19	$11,997	$12,182	$10,738
2/28/19	$12,179	$12,388	$10,732
3/31/19	$12,252	$12,518	$10,938
4/30/19	$12,424	$12,685	$10,941
5/31/19	$12,278	$12,562	$11,135
6/30/19	$12,528	$12,873	$11,275
7/31/19	$12,589	$12,965	$11,299
8/31/19	$12,581	$12,971	$11,592
9/30/19	$12,653	$13,036	$11,531
10/31/19	$12,669	$13,107	$11,565
11/30/19	$12,727	$13,174	$11,559
12/31/19	$12,982	$13,414	$11,551
1/31/20	$13,024	$13,467	$11,774
2/29/20	$12,817	$13,282	$11,986
3/31/20	$10,985	$11,598	$11,915
4/30/20	$11,465	$12,126	$12,127
5/31/20	$12,027	$12,670	$12,183
6/30/20	$12,285	$12,887	$12,260
7/31/20	$12,764	$13,377	$12,443
8/31/20	$13,007	$13,552	$12,343
9/30/20	$12,884	$13,416	$12,336
10/31/20	$12,935	$13,472	$12,281
11/30/20	$13,609	$14,034	$12,401
12/31/20	$13,921	$14,300	$12,418
1/31/21	$13,996	$14,329	$12,329
2/28/21	$14,098	$14,394	$12,151
3/31/21	$14,150	$14,402	$12,000
4/30/21	$14,340	$14,554	$12,094
5/31/21	$14,402	$14,615	$12,134
6/30/21	$14,547	$14,750	$12,219
7/31/21	$14,524	$14,745	$12,356
8/31/21	$14,615	$14,846	$12,332
9/30/21	$14,533	$14,781	$12,225
10/31/21	$14,392	$14,678	$12,222
11/30/21	$14,207	$14,522	$12,258
12/31/21	$14,430	$14,735	$12,227
1/31/22	$14,096	$14,380	$11,964
2/28/22	$13,848	$14,080	$11,830
3/31/22	$13,743	$13,925	$11,501
4/30/22	$13,314	$13,481	$11,065
5/31/22	$13,208	$13,434	$11,136
6/30/22	$12,257	$12,539	$10,962
7/31/22	$12,887	$13,162	$11,229
8/31/22	$12,703	$12,961	$10,912
9/30/22	$12,159	$12,416	$10,441
10/31/22	$12,398	$12,651	$10,305
11/30/22	$12,820	$13,074	$10,684
12/31/22	$12,790	$13,069	$10,636
1/31/23	$13,314	$13,576	$10,963
2/28/23	$13,154	$13,419	$10,680
3/31/23	$13,249	$13,503	$10,951
4/30/23	$13,347	$13,597	$11,018
5/31/23	$13,243	$13,520	$10,898
6/30/23	$13,456	$13,721	$10,859
7/31/23	$13,646	$13,916	$10,851
8/31/23	$13,657	$13,936	$10,782
9/30/23	$13,545	$13,848	$10,508
10/31/23	$13,389	$13,714	$10,342
11/30/23	$13,942	$14,282	$10,810
12/31/23	$14,422	$14,782	$11,224
1/31/24	$14,481	$14,848	$11,193
2/29/24	$14,541	$14,919	$11,035
3/31/24	$14,687	$15,089	$11,137
4/30/24	$14,561	$14,983	$10,856
5/31/24	$14,745	$15,174	$11,040
6/30/24	$14,873	$15,314	$11,144
7/31/24	$15,106	$15,589	$11,405
8/31/24	$15,329	$15,828	$11,569
9/30/24	$15,547	$16,080	$11,724
10/31/24	$15,494	$16,044	$11,433
11/30/24	$15,643	$16,197	$11,554
12/31/24	$15,587	$16,168	$11,365
1/31/25	$15,761	$16,365	$11,425
2/28/25	$15,913	$16,511	$11,676
3/31/25	$15,766	$16,370	$11,681
4/30/25	$15,721	$16,356	$11,727
5/31/25	$15,971	$16,615	$11,643
6/30/25	$16,243	$16,885	$11,822
7/31/25	$16,365	$17,021	$11,790

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	8.34%	5.10%	5.05%
ICE BofA Global High Yield Index (Hedged in USD)	9.19%	4.94%	5.46%
Bloomberg US Aggregate Bond Index	3.38%	(1.07%)	1.66%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$171,918,900
# of Portfolio Holdings	1,426
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (includes Administration Fees)	$871,060

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.6%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.4
Petroleos Mexicanos, 5.350%, due 02/12/28	0.4
First Quantum Minerals Ltd., 8.000%, due 03/01/33	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4

PACE® High Yield Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	9.1%
Communications	13.0%
Financial	13.3%
Energy	14.0%
Consumer Staples	25.9%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® High Yield Investments

S1827

Class P

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Annual Shareholder Report

July 31, 2025

PACE® High Yield Investments

Class P2

PHDTX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$59	0.57%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Within Air Transportation, being underweight Azul (AZUBBZ) contributed to relative performance as a tough operating environment required the company to restructure.

• In Investment & Miscellaneous Financial Services, an overweight to Lycra (LINXCA) contributed to performance. Lycra entered into a letter of agreement (LOA) to be purchased by a Chinese state enterprise. If the pending acquisition closes, we expect the bonds to be paid down at par.

• In Electric-Generation, an overweight position in ContourGlobal (CONGLO) was a performance contributor. An underweight to Sunnova (NOVA) also contributed relative to the benchmark as the company restructured in 2025.

What didn't work:

• In Support Services, an overweight to Selectra (SELNSW) detracted as the company required greater than expected liquidity to restructure the balance sheet.

• Within Banking, a term loan from Wizink Bank (MULCEN) is owned from past restructuring. The security is illiquid but was marked down as the company’s refinancing path remains uncertain.

• In Packaging, a position in Ardagh Finance (ARDFIN) detracted from performance as it’s currently expected that the bonds will only receive a small portion of the restructured equity in the deal between the owner and bondholders.

• The Fund continued to hold all three of these positions subsequent to the fiscal year ended July 31, 2025.

The Fund used foreign currency forwards for currency hedging, with no other use of derivatives. The hedge reduced performance during the fiscal year ended July 31, 2025.

PACE® High Yield Investments

Class P2

Fund Overview

Fund Performance

	Class P2	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
9/16/21	$10,000	$10,000	$10,000
9/30/21	$9,921	$9,931	$9,906
10/31/21	$9,809	$9,862	$9,904
11/30/21	$9,678	$9,757	$9,933
12/31/21	$9,830	$9,900	$9,908
1/31/22	$9,601	$9,662	$9,694
2/28/22	$9,443	$9,460	$9,586
3/31/22	$9,378	$9,356	$9,320
4/30/22	$9,084	$9,058	$8,966
5/31/22	$9,018	$9,026	$9,024
6/30/22	$8,378	$8,425	$8,882
7/31/22	$8,804	$8,844	$9,099
8/31/22	$8,690	$8,708	$8,842
9/30/22	$8,321	$8,342	$8,460
10/31/22	$8,483	$8,500	$8,351
11/30/22	$8,780	$8,784	$8,658
12/31/22	$8,771	$8,781	$8,619
1/31/23	$9,127	$9,122	$8,884
2/28/23	$9,018	$9,016	$8,654
3/31/23	$9,076	$9,072	$8,874
4/30/23	$9,140	$9,136	$8,928
5/31/23	$9,078	$9,084	$8,830
6/30/23	$9,231	$9,219	$8,799
7/31/23	$9,357	$9,350	$8,793
8/31/23	$9,374	$9,363	$8,737
9/30/23	$9,307	$9,304	$8,515
10/31/23	$9,198	$9,214	$8,380
11/30/23	$9,570	$9,596	$8,760
12/31/23	$9,903	$9,932	$9,095
1/31/24	$9,940	$9,976	$9,070
2/29/24	$10,000	$10,024	$8,942
3/31/24	$10,097	$10,138	$9,025
4/30/24	$10,021	$10,067	$8,797
5/31/24	$10,142	$10,195	$8,946
6/30/24	$10,237	$10,289	$9,030
7/31/24	$10,391	$10,474	$9,241
8/31/24	$10,550	$10,635	$9,374
9/30/24	$10,706	$10,804	$9,500
10/31/24	$10,667	$10,779	$9,264
11/30/24	$10,776	$10,882	$9,362
12/31/24	$10,736	$10,863	$9,209
1/31/25	$10,862	$10,995	$9,258
2/28/25	$10,974	$11,093	$9,461
3/31/25	$10,859	$10,999	$9,465
4/30/25	$10,839	$10,989	$9,502
5/31/25	$11,016	$11,164	$9,434
6/30/25	$11,195	$11,345	$9,579
7/31/25	$11,287	$11,436	$9,554

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 9/16/21
Class P2	8.62%	3.18%
ICE BofA Global High Yield Index (Hedged in USD)	9.19%	3.53%
Bloomberg US Aggregate Bond Index	3.38%	(1.17%)

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$171,918,900
# of Portfolio Holdings	1,426
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (includes Administration Fees)	$871,060

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Petroleos Mexicanos, 6.500%, due 06/02/41	0.6%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.4
Petroleos Mexicanos, 5.350%, due 02/12/28	0.4
First Quantum Minerals Ltd., 8.000%, due 03/01/33	0.4
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4

PACE® High Yield Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Industrial	9.1%
Communications	13.0%
Financial	13.3%
Energy	14.0%
Consumer Staples	25.9%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® High Yield Investments

S1829

Class P2

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Annual Shareholder Report

July 31, 2025

PACE® Large Co Value Equity Investments

Class A

PCPAX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.13%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology, financials, consumer discretionary, and materials contributed to performance.

• On a sector level, being overweight financials contributed to performance.

• Top individual contributors included Heidelberg Materials, Meta, and Bank of New York Mellon Corp.

What didn't work:

• From a sector perspective, an underweight to the industrials and consumer discretionary sectors and an overweight to materials detracted from performance.

• Security selection in health care and real estate detracted from performance.

• Top individual detractors included Elevance Health, Merck & Co. and Celanese Corp. The Fund sold Celanese but continued to hold Elevance Health and Merck & Co. subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Value Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Russell 1000 Value Index	Russell 1000 Index
7/31/15	$9,450	$10,000	$10,000
8/31/15	$8,904	$9,404	$9,398
9/30/15	$8,606	$9,121	$9,141
10/31/15	$9,247	$9,809	$9,880
11/30/15	$9,259	$9,846	$9,913
12/31/15	$9,052	$9,634	$9,735
1/31/16	$8,606	$9,137	$9,211
2/29/16	$8,638	$9,134	$9,208
3/31/16	$9,271	$9,792	$9,849
4/30/16	$9,394	$9,998	$9,903
5/31/16	$9,471	$10,153	$10,076
6/30/16	$9,416	$10,241	$10,099
7/31/16	$9,721	$10,538	$10,484
8/31/16	$9,867	$10,620	$10,497
9/30/16	$9,853	$10,598	$10,506
10/31/16	$9,694	$10,434	$10,301
11/30/16	$10,477	$11,029	$10,707
12/31/16	$10,668	$11,305	$10,908
1/31/17	$10,739	$11,386	$11,128
2/28/17	$11,100	$11,795	$11,558
3/31/17	$10,981	$11,675	$11,566
4/30/17	$10,929	$11,653	$11,688
5/31/17	$10,938	$11,641	$11,837
6/30/17	$11,104	$11,832	$11,920
7/31/17	$11,252	$11,989	$12,156
8/31/17	$11,138	$11,849	$12,194
9/30/17	$11,479	$12,200	$12,453
10/31/17	$11,636	$12,289	$12,739
11/30/17	$11,949	$12,665	$13,127
12/31/17	$12,141	$12,850	$13,274
1/31/18	$12,672	$13,347	$14,002
2/28/18	$12,038	$12,709	$13,488
3/31/18	$11,739	$12,486	$13,182
4/30/18	$11,837	$12,527	$13,227
5/31/18	$11,817	$12,601	$13,565
6/30/18	$11,796	$12,633	$13,652
7/31/18	$12,245	$13,133	$14,124
8/31/18	$12,425	$13,327	$14,610
9/30/18	$12,425	$13,353	$14,666
10/31/18	$11,760	$12,662	$13,628
11/30/18	$12,002	$13,040	$13,905
12/31/18	$10,825	$11,788	$12,639
1/31/19	$11,749	$12,705	$13,698
2/28/19	$11,961	$13,111	$14,162
3/31/19	$11,904	$13,194	$14,408
4/30/19	$12,351	$13,662	$14,990
5/31/19	$11,439	$12,784	$14,035
6/30/19	$12,248	$13,702	$15,020
7/31/19	$12,374	$13,815	$15,254
8/31/19	$12,013	$13,409	$14,974
9/30/19	$12,454	$13,887	$15,234
10/31/19	$12,558	$14,081	$15,557
11/30/19	$12,948	$14,517	$16,144
12/31/19	$13,294	$14,916	$16,611
1/31/20	$12,730	$14,595	$16,629
2/29/20	$11,420	$13,182	$15,270
3/31/20	$9,030	$10,929	$13,252
4/30/20	$10,037	$12,158	$15,003
5/31/20	$10,407	$12,574	$15,795
6/30/20	$10,486	$12,491	$16,144
7/31/20	$10,838	$12,985	$17,089
8/31/20	$11,196	$13,522	$18,343
9/30/20	$10,844	$13,190	$17,673
10/31/20	$10,807	$13,016	$17,247
11/30/20	$12,366	$14,767	$19,278
12/31/20	$12,943	$15,333	$20,093
1/31/21	$12,864	$15,193	$19,927
2/28/21	$13,704	$16,111	$20,505
3/31/21	$14,545	$17,059	$21,281
4/30/21	$15,171	$17,741	$22,426
5/31/21	$15,668	$18,155	$22,533
6/30/21	$15,417	$17,947	$23,097
7/31/21	$15,552	$18,091	$23,577
8/31/21	$15,871	$18,450	$24,260
9/30/21	$15,288	$17,807	$23,145
10/31/21	$16,043	$18,712	$24,751
11/30/21	$15,294	$18,052	$24,419
12/31/21	$16,268	$19,191	$25,408
1/31/22	$16,246	$18,744	$23,976
2/28/22	$16,084	$18,527	$23,318
3/31/22	$16,231	$19,050	$24,105
4/30/22	$15,480	$17,975	$21,956
5/31/22	$15,907	$18,324	$21,923
6/30/22	$14,419	$16,723	$20,087
7/31/22	$15,259	$17,832	$21,958
8/31/22	$14,949	$17,301	$21,114
9/30/22	$13,616	$15,784	$19,161
10/31/22	$14,971	$17,402	$20,697
11/30/22	$16,091	$18,490	$21,817
12/31/22	$15,418	$17,744	$20,549
1/31/23	$16,547	$18,664	$21,926
2/28/23	$16,004	$18,006	$21,404
3/31/23	$15,892	$17,923	$22,082
4/30/23	$16,099	$18,193	$22,355
5/31/23	$15,547	$17,491	$22,459
6/30/23	$16,573	$18,653	$23,976
7/31/23	$17,280	$19,309	$24,801
8/31/23	$16,711	$18,788	$24,367
9/30/23	$16,228	$18,063	$23,222
10/31/23	$15,849	$17,426	$22,660
11/30/23	$16,918	$18,740	$24,777
12/31/23	$17,743	$19,778	$26,000
1/31/24	$17,635	$19,799	$26,362
2/29/24	$18,151	$20,529	$27,786
3/31/24	$19,076	$21,556	$28,677
4/30/24	$18,496	$20,635	$27,457
5/31/24	$19,094	$21,289	$28,750
6/30/24	$18,977	$21,089	$29,701
7/31/24	$19,756	$22,167	$30,133
8/31/24	$20,137	$22,762	$30,848
9/30/24	$20,418	$23,077	$31,507
10/31/24	$20,291	$22,823	$31,287
11/30/24	$21,325	$24,281	$33,301
12/31/24	$20,153	$22,620	$32,373
1/31/25	$21,136	$23,667	$33,403
2/28/25	$21,295	$23,763	$32,819
3/31/25	$21,066	$23,103	$30,920
4/30/25	$20,481	$22,399	$30,736
5/31/25	$21,265	$23,186	$32,698
6/30/25	$22,029	$23,978	$34,354
7/31/25	$22,059	$24,116	$35,117

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	11.66%	15.27%	8.85%
Class A with Load	5.51%	13.98%	8.23%
Russell 1000 Value Index	8.79%	13.18%	9.20%
Russell 1000 Index	16.54%	15.49%	13.38%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$753,536,443
# of Portfolio Holdings	136
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$5,871,979

What is the Fund’s investment objective?

Capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.8%
Citigroup, Inc.	2.4
Alphabet, Inc., Class A	2.4
PACCAR, Inc.	2.3
American International Group, Inc.	2.2

PACE® Large Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	8.8%
Information Technology	9.4%
Industrials	10.6%
Health Care	13.4%
Financials	26.1%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Large Co Value Equity Investments

S1807

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Large Co Value Equity Investments

Class P

PCLVX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$94	0.89%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within information technology, financials, consumer discretionary, and materials contributed to performance.

• On a sector level, being overweight financials contributed to performance.

• Top individual contributors included Heidelberg Materials, Meta, and Bank of New York Mellon Corp.

What didn't work:

• From a sector perspective, an underweight to the industrials and consumer discretionary sectors and an overweight to materials detracted from performance.

• Security selection in health care and real estate detracted from performance.

• Top individual detractors included Elevance Health, Merck & Co. and Celanese Corp. The Fund sold Celanese but continued to hold Elevance Health and Merck & Co. subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Value Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	Russell 1000 Value Index	Russell 1000 Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,430	$9,404	$9,398
9/30/15	$9,113	$9,121	$9,141
10/31/15	$9,797	$9,809	$9,880
11/30/15	$9,810	$9,846	$9,913
12/31/15	$9,591	$9,634	$9,735
1/31/16	$9,116	$9,137	$9,211
2/29/16	$9,155	$9,134	$9,208
3/31/16	$9,828	$9,792	$9,849
4/30/16	$9,964	$9,998	$9,903
5/31/16	$10,046	$10,153	$10,076
6/30/16	$9,988	$10,241	$10,099
7/31/16	$10,317	$10,538	$10,484
8/31/16	$10,472	$10,620	$10,497
9/30/16	$10,457	$10,598	$10,506
10/31/16	$10,293	$10,434	$10,301
11/30/16	$11,125	$11,029	$10,707
12/31/16	$11,333	$11,305	$10,908
1/31/17	$11,409	$11,386	$11,128
2/28/17	$11,793	$11,795	$11,558
3/31/17	$11,672	$11,675	$11,566
4/30/17	$11,616	$11,653	$11,688
5/31/17	$11,631	$11,641	$11,837
6/30/17	$11,809	$11,832	$11,920
7/31/17	$11,970	$11,989	$12,156
8/31/17	$11,849	$11,849	$12,194
9/30/17	$12,213	$12,200	$12,453
10/31/17	$12,380	$12,289	$12,739
11/30/17	$12,719	$12,665	$13,127
12/31/17	$12,923	$12,850	$13,274
1/31/18	$13,495	$13,347	$14,002
2/28/18	$12,823	$12,709	$13,488
3/31/18	$12,504	$12,486	$13,182
4/30/18	$12,614	$12,527	$13,227
5/31/18	$12,592	$12,601	$13,565
6/30/18	$12,576	$12,633	$13,652
7/31/18	$13,055	$13,133	$14,124
8/31/18	$13,247	$13,327	$14,610
9/30/18	$13,253	$13,353	$14,666
10/31/18	$12,543	$12,662	$13,628
11/30/18	$12,807	$13,040	$13,905
12/31/18	$11,550	$11,788	$12,639
1/31/19	$12,540	$12,705	$13,698
2/28/19	$12,767	$13,111	$14,162
3/31/19	$12,712	$13,194	$14,408
4/30/19	$13,185	$13,662	$14,990
5/31/19	$12,220	$12,784	$14,035
6/30/19	$13,081	$13,702	$15,020
7/31/19	$13,222	$13,815	$15,254
8/31/19	$12,841	$13,409	$14,974
9/30/19	$13,314	$13,887	$15,234
10/31/19	$13,425	$14,081	$15,557
11/30/19	$13,849	$14,517	$16,144
12/31/19	$14,216	$14,916	$16,611
1/31/20	$13,617	$14,595	$16,629
2/29/20	$12,216	$13,182	$15,270
3/31/20	$9,669	$10,929	$13,252
4/30/20	$10,744	$12,158	$15,003
5/31/20	$11,141	$12,574	$15,795
6/30/20	$11,226	$12,491	$16,144
7/31/20	$11,604	$12,985	$17,089
8/31/20	$11,995	$13,522	$18,343
9/30/20	$11,617	$13,190	$17,673
10/31/20	$11,584	$13,016	$17,247
11/30/20	$13,252	$14,767	$19,278
12/31/20	$13,878	$15,333	$20,093
1/31/21	$13,798	$15,193	$19,927
2/28/21	$14,704	$16,111	$20,505
3/31/21	$15,609	$17,059	$21,281
4/30/21	$16,283	$17,741	$22,426
5/31/21	$16,819	$18,155	$22,533
6/30/21	$16,548	$17,947	$23,097
7/31/21	$16,700	$18,091	$23,577
8/31/21	$17,043	$18,450	$24,260
9/30/21	$16,422	$17,807	$23,145
10/31/21	$17,235	$18,712	$24,751
11/30/21	$16,435	$18,052	$24,419
12/31/21	$17,480	$19,191	$25,408
1/31/22	$17,464	$18,744	$23,976
2/28/22	$17,289	$18,527	$23,318
3/31/22	$17,456	$19,050	$24,105
4/30/22	$16,653	$17,975	$21,956
5/31/22	$17,114	$18,324	$21,923
6/30/22	$15,515	$16,723	$20,087
7/31/22	$16,422	$17,832	$21,958
8/31/22	$16,096	$17,301	$21,114
9/30/22	$14,664	$15,784	$19,161
10/31/22	$16,120	$17,402	$20,697
11/30/22	$17,329	$18,490	$21,817
12/31/22	$16,611	$17,744	$20,549
1/31/23	$17,835	$18,664	$21,926
2/28/23	$17,246	$18,006	$21,404
3/31/23	$17,134	$17,923	$22,082
4/30/23	$17,359	$18,193	$22,355
5/31/23	$16,770	$17,491	$22,459
6/30/23	$17,882	$18,653	$23,976
7/31/23	$18,649	$19,309	$24,801
8/31/23	$18,032	$18,788	$24,367
9/30/23	$17,517	$18,063	$23,222
10/31/23	$17,116	$17,426	$22,660
11/30/23	$18,265	$18,740	$24,777
12/31/23	$19,169	$19,778	$26,000
1/31/24	$19,051	$19,799	$26,362
2/29/24	$19,612	$20,529	$27,786
3/31/24	$20,618	$21,556	$28,677
4/30/24	$19,987	$20,635	$27,457
5/31/24	$20,637	$21,289	$28,750
6/30/24	$20,519	$21,089	$29,701
7/31/24	$21,367	$22,167	$30,133
8/31/24	$21,790	$22,762	$30,848
9/30/24	$22,086	$23,077	$31,507
10/31/24	$21,958	$22,823	$31,287
11/30/24	$23,081	$24,281	$33,301
12/31/24	$21,822	$22,620	$32,373
1/31/25	$22,883	$23,667	$33,403
2/28/25	$23,067	$23,763	$32,819
3/31/25	$22,829	$23,103	$30,920
4/30/25	$22,190	$22,399	$30,736
5/31/25	$23,045	$23,186	$32,698
6/30/25	$23,879	$23,978	$34,354
7/31/25	$23,911	$24,116	$35,117

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	11.91%	15.56%	9.11%
Russell 1000 Value Index	8.79%	13.18%	9.20%
Russell 1000 Index	16.54%	15.49%	13.38%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$753,536,443
# of Portfolio Holdings	136
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$5,871,979

What is the Fund’s investment objective?

Capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Elevance Health, Inc.	2.8%
Citigroup, Inc.	2.4
Alphabet, Inc., Class A	2.4
PACCAR, Inc.	2.3
American International Group, Inc.	2.2

PACE® Large Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Energy	8.8%
Information Technology	9.4%
Industrials	10.6%
Health Care	13.4%
Financials	26.1%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Large Co Value Equity Investments

S1808

Class P

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Annual Shareholder Report

July 31, 2025

PACE® Large Co Growth Equity Investments

Class A

PLAAX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.13%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, an overweight to utilities contributed to performance.

• Security selection within communication services and consumer staples contributed to performance.

• The top contributing holdings were Apple, Netflix, and Shopify.

What didn't work:

• Security selection within utilities detracted the most, followed by security selection in financials and consumer discretionary.

• On a sector level, being overweight healthcare and underweight information technology detracted from performance.

• The most significant individual detractors were being underweight NVIDIA, Broadcom and Palantir. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Growth Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Russell 1000 Growth Index	Russell 1000 Index
7/31/15	$9,449	$10,000	$10,000
8/31/15	$8,866	$9,393	$9,398
9/30/15	$8,563	$9,160	$9,141
10/31/15	$9,309	$9,949	$9,880
11/30/15	$9,352	$9,977	$9,913
12/31/15	$9,221	$9,831	$9,735
1/31/16	$8,701	$9,282	$9,211
2/29/16	$8,591	$9,278	$9,208
3/31/16	$8,974	$9,904	$9,849
4/30/16	$8,910	$9,813	$9,903
5/31/16	$9,174	$10,004	$10,076
6/30/16	$9,059	$9,964	$10,099
7/31/16	$9,518	$10,435	$10,484
8/31/16	$9,480	$10,383	$10,497
9/30/16	$9,518	$10,421	$10,506
10/31/16	$9,280	$10,176	$10,301
11/30/16	$9,259	$10,398	$10,707
12/31/16	$9,288	$10,526	$10,908
1/31/17	$9,530	$10,881	$11,128
2/28/17	$9,935	$11,333	$11,558
3/31/17	$10,058	$11,464	$11,566
4/30/17	$10,353	$11,726	$11,688
5/31/17	$10,675	$12,031	$11,837
6/30/17	$10,723	$11,999	$11,920
7/31/17	$11,089	$12,318	$12,156
8/31/17	$11,252	$12,544	$12,194
9/30/17	$11,379	$12,707	$12,453
10/31/17	$11,740	$13,200	$12,739
11/30/17	$11,983	$13,601	$13,127
12/31/17	$12,031	$13,707	$13,274
1/31/18	$12,970	$14,677	$14,002
2/28/18	$12,585	$14,292	$13,488
3/31/18	$12,327	$13,901	$13,182
4/30/18	$12,293	$13,949	$13,227
5/31/18	$12,697	$14,561	$13,565
6/30/18	$12,760	$14,701	$13,652
7/31/18	$13,164	$15,132	$14,124
8/31/18	$13,670	$15,960	$14,610
9/30/18	$13,728	$16,049	$14,666
10/31/18	$12,541	$14,614	$13,628
11/30/18	$12,785	$14,769	$13,905
12/31/18	$11,613	$13,499	$12,639
1/31/19	$12,622	$14,712	$13,698
2/28/19	$13,004	$15,239	$14,162
3/31/19	$13,321	$15,673	$14,408
4/30/19	$14,061	$16,381	$14,990
5/31/19	$13,333	$15,346	$14,035
6/30/19	$14,252	$16,400	$15,020
7/31/19	$14,491	$16,770	$15,254
8/31/19	$14,431	$16,642	$14,974
9/30/19	$14,270	$16,644	$15,234
10/31/19	$14,401	$17,113	$15,557
11/30/19	$14,933	$17,872	$16,144
12/31/19	$15,295	$18,411	$16,611
1/31/20	$15,737	$18,823	$16,629
2/29/20	$14,797	$17,541	$15,270
3/31/20	$13,135	$15,815	$13,252
4/30/20	$14,959	$18,156	$15,003
5/31/20	$16,144	$19,375	$15,795
6/30/20	$16,908	$20,218	$16,144
7/31/20	$18,311	$21,774	$17,089
8/31/20	$20,162	$24,021	$18,343
9/30/20	$19,201	$22,890	$17,673
10/31/20	$18,479	$22,113	$17,247
11/30/20	$20,464	$24,377	$19,278
12/31/20	$21,262	$25,498	$20,093
1/31/21	$20,944	$25,310	$19,927
2/28/21	$21,330	$25,304	$20,505
3/31/21	$21,405	$25,739	$21,281
4/30/21	$22,781	$27,490	$22,426
5/31/21	$22,622	$27,110	$22,533
6/30/21	$23,629	$28,810	$23,097
7/31/21	$24,283	$29,760	$23,577
8/31/21	$25,097	$30,873	$24,260
9/30/21	$23,654	$29,144	$23,145
10/31/21	$25,340	$31,668	$24,751
11/30/21	$25,198	$31,861	$24,419
12/31/21	$25,545	$32,535	$25,408
1/31/22	$23,291	$29,743	$23,976
2/28/22	$22,354	$28,479	$23,318
3/31/22	$23,028	$29,594	$24,105
4/30/22	$20,522	$26,020	$21,956
5/31/22	$20,364	$25,415	$21,923
6/30/22	$18,616	$23,402	$20,087
7/31/22	$20,533	$26,210	$21,958
8/31/22	$19,606	$24,989	$21,114
9/30/22	$17,837	$22,560	$19,161
10/31/22	$19,006	$23,879	$20,697
11/30/22	$19,680	$24,967	$21,817
12/31/22	$18,393	$23,055	$20,549
1/31/23	$19,758	$24,977	$21,926
2/28/23	$19,102	$24,680	$21,404
3/31/23	$20,183	$26,367	$22,082
4/30/23	$20,289	$26,628	$22,355
5/31/23	$21,282	$27,841	$22,459
6/30/23	$22,593	$29,745	$23,976
7/31/23	$23,461	$30,747	$24,801
8/31/23	$23,319	$30,471	$24,367
9/30/23	$21,866	$28,814	$23,222
10/31/23	$21,459	$28,404	$22,660
11/30/23	$23,869	$31,500	$24,777
12/31/23	$24,814	$32,895	$26,000
1/31/24	$25,867	$33,715	$26,362
2/29/24	$27,990	$36,016	$27,786
3/31/24	$28,390	$36,650	$28,677
4/30/24	$26,938	$35,095	$27,457
5/31/24	$27,990	$37,196	$28,750
6/30/24	$29,642	$39,704	$29,701
7/31/24	$28,989	$39,029	$30,133
8/31/24	$29,787	$39,842	$30,848
9/30/24	$30,296	$40,971	$31,507
10/31/24	$30,078	$40,835	$31,287
11/30/24	$32,093	$43,484	$33,301
12/31/24	$31,636	$43,868	$32,373
1/31/25	$32,872	$44,735	$33,403
2/28/25	$31,945	$43,128	$32,819
3/31/25	$29,494	$39,481	$30,920
4/30/25	$29,597	$40,153	$30,736
5/31/25	$31,471	$43,747	$32,698
6/30/25	$33,036	$46,580	$34,354
7/31/25	$33,551	$48,339	$35,117

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	15.74%	12.88%	13.51%
Class A with Load	9.37%	11.61%	12.87%
Russell 1000 Growth Index	23.85%	17.29%	17.07%
Russell 1000 Index	16.54%	15.49%	13.38%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$768,924,031
# of Portfolio Holdings	118
Portfolio Turnover Rate	69%
Total Advisory Fees Paid (includes Administration Fees)	$5,963,803

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	9.4%
NVIDIA Corp.	7.0
Amazon.com, Inc.	5.9
Alphabet, Inc., Class C	3.8
Meta Platforms, Inc., Class A	3.7

PACE® Large Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	9.1%
Financials	11.2%
Communication Services	12.1%
Consumer Discretionary	13.4%
Information Technology	39.1%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Large Co Growth Equity Investments

S1804

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Large Co Growth Equity Investments

Class P

PCLCX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$95	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, an overweight to utilities contributed to performance.

• Security selection within communication services and consumer staples contributed to performance.

• The top contributing holdings were Apple, Netflix, and Shopify.

What didn't work:

• Security selection within utilities detracted the most, followed by security selection in financials and consumer discretionary.

• On a sector level, being overweight healthcare and underweight information technology detracted from performance.

• The most significant individual detractors were being underweight NVIDIA, Broadcom and Palantir. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Growth Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	Russell 1000 Growth Index	Russell 1000 Index
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,381	$9,393	$9,398
9/30/15	$9,064	$9,160	$9,141
10/31/15	$9,858	$9,949	$9,880
11/30/15	$9,907	$9,977	$9,913
12/31/15	$9,768	$9,831	$9,735
1/31/16	$9,219	$9,282	$9,211
2/29/16	$9,105	$9,278	$9,208
3/31/16	$9,513	$9,904	$9,849
4/30/16	$9,448	$9,813	$9,903
5/31/16	$9,728	$10,004	$10,076
6/30/16	$9,610	$9,964	$10,099
7/31/16	$10,101	$10,435	$10,484
8/31/16	$10,057	$10,383	$10,497
9/30/16	$10,101	$10,421	$10,506
10/31/16	$9,851	$10,176	$10,301
11/30/16	$9,834	$10,398	$10,707
12/31/16	$9,865	$10,526	$10,908
1/31/17	$10,120	$10,881	$11,128
2/28/17	$10,556	$11,333	$11,558
3/31/17	$10,688	$11,464	$11,566
4/30/17	$11,006	$11,726	$11,688
5/31/17	$11,347	$12,031	$11,837
6/30/17	$11,406	$11,999	$11,920
7/31/17	$11,792	$12,318	$12,156
8/31/17	$11,970	$12,544	$12,194
9/30/17	$12,111	$12,707	$12,453
10/31/17	$12,493	$13,200	$12,739
11/30/17	$12,752	$13,601	$13,127
12/31/17	$12,809	$13,707	$13,274
1/31/18	$13,811	$14,677	$14,002
2/28/18	$13,400	$14,292	$13,488
3/31/18	$13,135	$13,901	$13,182
4/30/18	$13,095	$13,949	$13,227
5/31/18	$13,531	$14,561	$13,565
6/30/18	$13,601	$14,701	$13,652
7/31/18	$14,037	$15,132	$14,124
8/31/18	$14,578	$15,960	$14,610
9/30/18	$14,643	$16,049	$14,666
10/31/18	$13,380	$14,614	$13,628
11/30/18	$13,641	$14,769	$13,905
12/31/18	$12,393	$13,499	$12,639
1/31/19	$13,473	$14,712	$13,698
2/28/19	$13,889	$15,239	$14,162
3/31/19	$14,224	$15,673	$14,408
4/30/19	$15,018	$16,381	$14,990
5/31/19	$14,243	$15,346	$14,035
6/30/19	$15,232	$16,400	$15,020
7/31/19	$15,488	$16,770	$15,254
8/31/19	$15,427	$16,642	$14,974
9/30/19	$15,256	$16,644	$15,234
10/31/19	$15,403	$17,113	$15,557
11/30/19	$15,970	$17,872	$16,144
12/31/19	$16,362	$18,411	$16,611
1/31/20	$16,839	$18,823	$16,629
2/29/20	$15,841	$17,541	$15,270
3/31/20	$14,059	$15,815	$13,252
4/30/20	$16,019	$18,156	$15,003
5/31/20	$17,288	$19,375	$15,795
6/30/20	$18,115	$20,218	$16,144
7/31/20	$19,627	$21,774	$17,089
8/31/20	$21,609	$24,021	$18,343
9/30/20	$20,582	$22,890	$17,673
10/31/20	$19,812	$22,113	$17,247
11/30/20	$21,951	$24,377	$19,278
12/31/20	$22,815	$25,498	$20,093
1/31/21	$22,469	$25,310	$19,927
2/28/21	$22,891	$25,304	$20,505
3/31/21	$22,975	$25,739	$21,281
4/30/21	$24,453	$27,490	$22,426
5/31/21	$24,293	$27,110	$22,533
6/30/21	$25,373	$28,810	$23,097
7/31/21	$26,083	$29,760	$23,577
8/31/21	$26,961	$30,873	$24,260
9/30/21	$25,424	$29,144	$23,145
10/31/21	$27,240	$31,668	$24,751
11/30/21	$27,088	$31,861	$24,419
12/31/21	$27,462	$32,535	$25,408
1/31/22	$25,054	$29,743	$23,976
2/28/22	$24,053	$28,479	$23,318
3/31/22	$24,772	$29,594	$24,105
4/30/22	$22,082	$26,020	$21,956
5/31/22	$21,915	$25,415	$21,923
6/30/22	$20,049	$23,402	$20,087
7/31/22	$22,113	$26,210	$21,958
8/31/22	$21,123	$24,989	$21,114
9/30/22	$19,215	$22,560	$19,161
10/31/22	$20,477	$23,879	$20,697
11/30/22	$21,206	$24,967	$21,817
12/31/22	$19,834	$23,055	$20,549
1/31/23	$21,301	$24,977	$21,926
2/28/23	$20,584	$24,680	$21,404
3/31/23	$21,768	$26,367	$22,082
4/30/23	$21,884	$26,628	$22,355
5/31/23	$22,968	$27,841	$22,459
6/30/23	$24,401	$29,745	$23,976
7/31/23	$25,318	$30,747	$24,801
8/31/23	$25,184	$30,471	$24,367
9/30/23	$23,618	$28,814	$23,222
10/31/23	$23,184	$28,404	$22,660
11/30/23	$25,784	$31,500	$24,777
12/31/23	$26,807	$32,895	$26,000
1/31/24	$27,964	$33,715	$26,362
2/29/24	$30,262	$36,016	$27,786
3/31/24	$30,704	$36,650	$28,677
4/30/24	$29,138	$35,095	$27,457
5/31/24	$30,279	$37,196	$28,750
6/30/24	$32,083	$39,704	$29,701
7/31/24	$31,368	$39,029	$30,133
8/31/24	$32,236	$39,842	$30,848
9/30/24	$32,815	$40,971	$31,507
10/31/24	$32,576	$40,835	$31,287
11/30/24	$34,755	$43,484	$33,301
12/31/24	$34,294	$43,868	$32,373
1/31/25	$35,622	$44,735	$33,403
2/28/25	$34,617	$43,128	$32,819
3/31/25	$31,980	$39,481	$30,920
4/30/25	$32,094	$40,153	$30,736
5/31/25	$34,123	$43,747	$32,698
6/30/25	$35,849	$46,580	$34,354
7/31/25	$36,400	$48,339	$35,117

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	16.04%	13.15%	13.79%
Russell 1000 Growth Index	23.85%	17.29%	17.07%
Russell 1000 Index	16.54%	15.49%	13.38%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$768,924,031
# of Portfolio Holdings	118
Portfolio Turnover Rate	69%
Total Advisory Fees Paid (includes Administration Fees)	$5,963,803

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	9.4%
NVIDIA Corp.	7.0
Amazon.com, Inc.	5.9
Alphabet, Inc., Class C	3.8
Meta Platforms, Inc., Class A	3.7

PACE® Large Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	9.1%
Financials	11.2%
Communication Services	12.1%
Consumer Discretionary	13.4%
Information Technology	39.1%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Large Co Growth Equity Investments

S1805

Class P

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Annual Shareholder Report

July 31, 2025

PACE® Small/Medium Co Value Equity Investments

Class A

PEVAX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.28%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, being underweight health care and real estate contributed to performance relative to the benchmark.

• Security selection within health care had the most positive impact on performance, followed by security selection in utilities.

• Holdings in UGI Corporation, LPL Financial Holdings, and Wynn Resorts contributed to performance.

What didn't work:

• Being underweight financials and overweight industrials and consumer discretionary detracted from performance.

• Security selection within consumer discretionary detracted the most, followed by energy and materials.

• Not owning Robinhood detracted from performance; holdings in ManpowerGroup and Capri detracted as well. The Fund continued to hold ManpowerGroup and Capri subsequent to the fiscal year ended at July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Value Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/15	$9,451	$10,000	$10,000
8/31/15	$8,960	$9,514	$9,396
9/30/15	$8,579	$9,178	$9,122
10/31/15	$9,210	$9,722	$9,843
11/30/15	$9,414	$9,885	$9,898
12/31/15	$8,909	$9,433	$9,694
1/31/16	$8,298	$8,855	$9,147
2/29/16	$8,354	$8,950	$9,144
3/31/16	$9,128	$9,747	$9,788
4/30/16	$9,230	$9,936	$9,849
5/31/16	$9,408	$10,112	$10,025
6/30/16	$9,260	$10,173	$10,046
7/31/16	$9,601	$10,636	$10,444
8/31/16	$9,820	$10,731	$10,471
9/30/16	$9,795	$10,801	$10,488
10/31/16	$9,566	$10,478	$10,261
11/30/16	$10,604	$11,482	$10,720
12/31/16	$10,928	$11,810	$10,929
1/31/17	$10,981	$11,875	$11,135
2/28/17	$11,225	$12,096	$11,549
3/31/17	$11,145	$12,002	$11,557
4/30/17	$11,093	$11,989	$11,679
5/31/17	$10,807	$11,729	$11,799
6/30/17	$11,034	$12,040	$11,905
7/31/17	$11,066	$12,134	$12,130
8/31/17	$10,918	$11,924	$12,153
9/30/17	$11,431	$12,502	$12,449
10/31/17	$11,468	$12,570	$12,721
11/30/17	$11,786	$12,982	$13,107
12/31/17	$11,933	$13,033	$13,238
1/31/18	$12,206	$13,197	$13,936
2/28/18	$11,618	$12,550	$13,423
3/31/18	$11,612	$12,688	$13,153
4/30/18	$11,654	$12,826	$13,203
5/31/18	$12,141	$13,353	$13,576
6/30/18	$12,224	$13,424	$13,665
7/31/18	$12,497	$13,690	$14,118
8/31/18	$12,823	$14,002	$14,614
9/30/18	$12,610	$13,783	$14,638
10/31/18	$11,321	$12,604	$13,560
11/30/18	$11,434	$12,842	$13,832
12/31/18	$9,928	$11,423	$12,544
1/31/19	$10,996	$12,699	$13,621
2/28/19	$11,537	$13,096	$14,100
3/31/19	$11,416	$12,921	$14,306
4/30/19	$12,007	$13,374	$14,877
5/31/19	$10,945	$12,365	$13,915
6/30/19	$11,638	$13,165	$14,892
7/31/19	$11,912	$13,251	$15,113
8/31/19	$11,346	$12,606	$14,805
9/30/19	$11,797	$13,183	$15,065
10/31/19	$11,848	$13,373	$15,389
11/30/19	$12,064	$13,701	$15,974
12/31/19	$12,472	$14,114	$16,436
1/31/20	$12,062	$13,600	$16,418
2/29/20	$10,930	$12,289	$15,074
3/31/20	$8,185	$9,225	$13,001
4/30/20	$9,445	$10,445	$14,722
5/31/20	$10,047	$10,922	$15,510
6/30/20	$10,341	$11,125	$15,864
7/31/20	$10,802	$11,460	$16,765
8/31/20	$11,186	$11,980	$17,980
9/30/20	$10,546	$11,519	$17,325
10/31/20	$11,045	$11,779	$16,951
11/30/20	$13,074	$13,840	$19,013
12/31/20	$13,952	$14,803	$19,869
1/31/21	$14,337	$15,130	$19,780
2/28/21	$15,604	$16,476	$20,399
3/31/21	$16,395	$17,294	$21,130
4/30/21	$17,160	$18,036	$22,219
5/31/21	$17,475	$18,403	$22,320
6/30/21	$17,308	$18,159	$22,871
7/31/21	$16,928	$17,893	$23,258
8/31/21	$17,160	$18,271	$23,921
9/30/21	$16,633	$17,784	$22,848
10/31/21	$16,986	$18,628	$24,393
11/30/21	$16,498	$17,980	$24,021
12/31/21	$17,511	$18,915	$24,967
1/31/22	$16,696	$17,954	$23,498
2/28/22	$16,855	$18,246	$22,906
3/31/22	$16,930	$18,631	$23,649
4/30/22	$15,851	$17,368	$21,527
5/31/22	$16,153	$17,701	$21,498
6/30/22	$14,652	$15,764	$19,700
7/31/22	$15,927	$17,289	$21,548
8/31/22	$15,602	$16,747	$20,744
9/30/22	$14,124	$15,054	$18,820
10/31/22	$15,753	$16,643	$20,364
11/30/22	$16,168	$17,479	$21,426
12/31/22	$15,159	$16,440	$20,172
1/31/23	$16,557	$18,083	$21,561
2/28/23	$16,222	$17,571	$21,057
3/31/23	$15,187	$16,669	$21,620
4/30/23	$14,982	$16,447	$21,851
5/31/23	$14,405	$15,978	$21,936
6/30/23	$15,523	$17,398	$23,433
7/31/23	$16,389	$18,418	$24,273
8/31/23	$15,989	$17,709	$23,805
9/30/23	$15,234	$16,761	$22,671
10/31/23	$14,461	$15,821	$22,070
11/30/23	$15,653	$17,257	$24,128
12/31/23	$17,026	$19,067	$25,408
1/31/24	$16,596	$18,532	$25,689
2/29/24	$17,373	$19,275	$27,080
3/31/24	$18,029	$20,225	$27,953
4/30/24	$16,905	$18,953	$26,723
5/31/24	$17,626	$19,752	$27,986
6/30/24	$17,148	$19,354	$28,852
7/31/24	$18,338	$20,921	$29,389
8/31/24	$18,029	$20,921	$30,029
9/30/24	$18,384	$21,217	$30,650
10/31/24	$18,094	$20,950	$30,425
11/30/24	$19,696	$22,798	$32,449
12/31/24	$18,055	$21,162	$31,457
1/31/25	$18,620	$21,882	$32,450
2/28/25	$17,811	$21,073	$31,828
3/31/25	$16,737	$19,928	$29,971
4/30/25	$15,906	$19,351	$29,770
5/31/25	$16,682	$20,455	$31,657
6/30/25	$17,247	$21,380	$33,266
7/31/25	$17,656	$21,751	$33,998

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	(3.71%)	10.33%	6.45%
Class A with Load	(9.01%)	9.09%	5.85%
Russell 2500 Value Index	3.97%	13.67%	8.08%
Russell 3000 Index TR (USD)	15.68%	15.19%	13.02%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$251,451,684
# of Portfolio Holdings	174
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (includes Administration Fees)	$2,024,289

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.6%
WESCO International, Inc.	1.5
First American Financial Corp.	1.3
CACI International, Inc., Class A	1.3
BJ's Wholesale Club Holdings, Inc.	1.2

PACE® Small/Medium Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Real Estate	5.9%
Information Technology	10.4%
Consumer Discretionary	15.4%
Financials	19.2%
Industrials	23.3%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Small/Medium Co Value Equity Investments

S1816

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Small/Medium Co Value Equity Investments

Class P

PCSVX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$102	1.04%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, being underweight health care and real estate contributed to performance relative to the benchmark.

• Security selection within health care had the most positive impact on performance, followed by security selection in utilities.

• Holdings in UGI Corporation, LPL Financial Holdings, and Wynn Resorts contributed to performance.

What didn't work:

• Being underweight financials and overweight industrials and consumer discretionary detracted from performance.

• Security selection within consumer discretionary detracted the most, followed by energy and materials.

• Not owning Robinhood detracted from performance; holdings in ManpowerGroup and Capri detracted as well. The Fund continued to hold ManpowerGroup and Capri subsequent to the fiscal year ended at July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Value Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,488	$9,514	$9,396
9/30/15	$9,084	$9,178	$9,122
10/31/15	$9,751	$9,722	$9,843
11/30/15	$9,967	$9,885	$9,898
12/31/15	$9,435	$9,433	$9,694
1/31/16	$8,788	$8,855	$9,147
2/29/16	$8,851	$8,950	$9,144
3/31/16	$9,672	$9,747	$9,788
4/30/16	$9,777	$9,936	$9,849
5/31/16	$9,966	$10,112	$10,025
6/30/16	$9,814	$10,173	$10,046
7/31/16	$10,177	$10,636	$10,444
8/31/16	$10,408	$10,731	$10,471
9/30/16	$10,382	$10,801	$10,488
10/31/16	$10,140	$10,478	$10,261
11/30/16	$11,244	$11,482	$10,720
12/31/16	$11,591	$11,810	$10,929
1/31/17	$11,646	$11,875	$11,135
2/28/17	$11,903	$12,096	$11,549
3/31/17	$11,821	$12,002	$11,557
4/30/17	$11,772	$11,989	$11,679
5/31/17	$11,466	$11,729	$11,799
6/30/17	$11,712	$12,040	$11,905
7/31/17	$11,745	$12,134	$12,130
8/31/17	$11,586	$11,924	$12,153
9/30/17	$12,133	$12,502	$12,449
10/31/17	$12,171	$12,570	$12,721
11/30/17	$12,516	$12,982	$13,107
12/31/17	$12,674	$13,033	$13,238
1/31/18	$12,968	$13,197	$13,936
2/28/18	$12,343	$12,550	$13,423
3/31/18	$12,337	$12,688	$13,153
4/30/18	$12,386	$12,826	$13,203
5/31/18	$12,900	$13,353	$13,576
6/30/18	$12,992	$13,424	$13,665
7/31/18	$13,280	$13,690	$14,118
8/31/18	$13,635	$14,002	$14,614
9/30/18	$13,409	$13,783	$14,638
10/31/18	$12,043	$12,604	$13,560
11/30/18	$12,160	$12,842	$13,832
12/31/18	$10,561	$11,423	$12,544
1/31/19	$11,701	$12,699	$13,621
2/28/19	$12,271	$13,096	$14,100
3/31/19	$12,153	$12,921	$14,306
4/30/19	$12,775	$13,374	$14,877
5/31/19	$11,649	$12,365	$13,915
6/30/19	$12,389	$13,165	$14,892
7/31/19	$12,684	$13,251	$15,113
8/31/19	$12,087	$12,606	$14,805
9/30/19	$12,566	$13,183	$15,065
10/31/19	$12,625	$13,373	$15,389
11/30/19	$12,854	$13,701	$15,974
12/31/19	$13,285	$14,114	$16,436
1/31/20	$12,862	$13,600	$16,418
2/29/20	$11,653	$12,289	$15,074
3/31/20	$8,727	$9,225	$13,001
4/30/20	$10,068	$10,445	$14,722
5/31/20	$10,715	$10,922	$15,510
6/30/20	$11,032	$11,125	$15,864
7/31/20	$11,528	$11,460	$16,765
8/31/20	$11,937	$11,980	$17,980
9/30/20	$11,257	$11,519	$17,325
10/31/20	$11,792	$11,779	$16,951
11/30/20	$13,959	$13,840	$19,013
12/31/20	$14,895	$14,803	$19,869
1/31/21	$15,314	$15,130	$19,780
2/28/21	$16,663	$16,476	$20,399
3/31/21	$17,514	$17,294	$21,130
4/30/21	$18,331	$18,036	$22,219
5/31/21	$18,670	$18,403	$22,320
6/30/21	$18,497	$18,159	$22,871
7/31/21	$18,092	$17,893	$23,258
8/31/21	$18,345	$18,271	$23,921
9/30/21	$17,780	$17,784	$22,848
10/31/21	$18,165	$18,628	$24,393
11/30/21	$17,647	$17,980	$24,021
12/31/21	$18,724	$18,915	$24,967
1/31/22	$17,862	$17,954	$23,498
2/28/22	$18,033	$18,246	$22,906
3/31/22	$18,111	$18,631	$23,649
4/30/22	$16,961	$17,368	$21,527
5/31/22	$17,287	$17,701	$21,498
6/30/22	$15,679	$15,764	$19,700
7/31/22	$17,046	$17,289	$21,548
8/31/22	$16,704	$16,747	$20,744
9/30/22	$15,127	$15,054	$18,820
10/31/22	$16,867	$16,643	$20,364
11/30/22	$17,318	$17,479	$21,426
12/31/22	$16,234	$16,440	$20,172
1/31/23	$17,740	$18,083	$21,561
2/28/23	$17,387	$17,571	$21,057
3/31/23	$16,282	$16,669	$21,620
4/30/23	$16,063	$16,447	$21,851
5/31/23	$15,453	$15,978	$21,936
6/30/23	$16,654	$17,398	$23,433
7/31/23	$17,578	$18,418	$24,273
8/31/23	$17,159	$17,709	$23,805
9/30/23	$16,349	$16,761	$22,671
10/31/23	$15,520	$15,821	$22,070
11/30/23	$16,797	$17,257	$24,128
12/31/23	$18,276	$19,067	$25,408
1/31/24	$17,825	$18,532	$25,689
2/29/24	$18,660	$19,275	$27,080
3/31/24	$19,370	$20,225	$27,953
4/30/24	$18,161	$18,953	$26,723
5/31/24	$18,948	$19,752	$27,986
6/30/24	$18,439	$19,354	$28,852
7/31/24	$19,715	$20,921	$29,389
8/31/24	$19,389	$20,921	$30,029
9/30/24	$19,782	$21,217	$30,650
10/31/24	$19,466	$20,950	$30,425
11/30/24	$21,202	$22,798	$32,449
12/31/24	$19,434	$21,162	$31,457
1/31/25	$20,054	$21,882	$32,450
2/28/25	$19,186	$21,073	$31,828
3/31/25	$18,024	$19,928	$29,971
4/30/25	$17,144	$19,351	$29,770
5/31/25	$17,979	$20,455	$31,657
6/30/25	$18,599	$21,380	$33,266
7/31/25	$19,028	$21,751	$33,998

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	(3.49%)	10.54%	6.64%
Russell 2500 Value Index	3.97%	13.67%	8.08%
Russell 3000 Index TR (USD)	15.68%	15.19%	13.02%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$251,451,684
# of Portfolio Holdings	174
Portfolio Turnover Rate	42%
Total Advisory Fees Paid (includes Administration Fees)	$2,024,289

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Mohawk Industries, Inc.	1.6%
WESCO International, Inc.	1.5
First American Financial Corp.	1.3
CACI International, Inc., Class A	1.3
BJ's Wholesale Club Holdings, Inc.	1.2

PACE® Small/Medium Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Real Estate	5.9%
Information Technology	10.4%
Consumer Discretionary	15.4%
Financials	19.2%
Industrials	23.3%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Small/Medium Co Value Equity Investments

S1817

Class P

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Annual Shareholder Report

July 31, 2025

PACE® Small/Medium Co Growth Equity Investments

Class A

PQUAX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.28%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in health care contributed the most, followed by security selection in consumer discretionary.

• Being overweight information technology and underweight energy and materials contributed to relative performance.

• The biggest contributors from a stock selection perspective were Doximity, Paycor HCM, and Five Below.

What didn't work:

• Security selection in industrials, information technology, and consumer staples detracted.

• Being overweight health care and underweight utilities and financials were not rewarded.

• The biggest detractors from a stock selection perspective were SPS Commerce, Globant SA, and Freshpet. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Growth Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/15	$9,450	$10,000	$10,000
8/31/15	$8,822	$9,299	$9,396
9/30/15	$8,249	$8,791	$9,122
10/31/15	$8,591	$9,250	$9,843
11/30/15	$8,766	$9,460	$9,898
12/31/15	$8,310	$9,126	$9,694
1/31/16	$7,379	$8,223	$9,147
2/29/16	$7,157	$8,248	$9,144
3/31/16	$7,713	$8,883	$9,788
4/30/16	$7,795	$8,968	$9,849
5/31/16	$8,035	$9,191	$10,025
6/30/16	$8,005	$9,123	$10,046
7/31/16	$8,391	$9,665	$10,444
8/31/16	$8,432	$9,732	$10,471
9/30/16	$8,526	$9,760	$10,488
10/31/16	$7,988	$9,250	$10,261
11/30/16	$8,602	$9,925	$10,720
12/31/16	$8,567	$10,013	$10,929
1/31/17	$8,807	$10,251	$11,135
2/28/17	$9,053	$10,562	$11,549
3/31/17	$9,252	$10,639	$11,557
4/30/17	$9,457	$10,826	$11,679
5/31/17	$9,632	$10,831	$11,799
6/30/17	$9,784	$11,078	$11,905
7/31/17	$9,825	$11,226	$12,130
8/31/17	$9,679	$11,248	$12,153
9/30/17	$10,007	$11,718	$12,449
10/31/17	$10,223	$12,032	$12,721
11/30/17	$10,580	$12,429	$13,107
12/31/17	$10,540	$12,462	$13,238
1/31/18	$11,135	$13,084	$13,936
2/28/18	$11,029	$12,655	$13,423
3/31/18	$11,153	$12,759	$13,153
4/30/18	$11,110	$12,678	$13,203
5/31/18	$11,835	$13,352	$13,576
6/30/18	$12,101	$13,464	$13,665
7/31/18	$12,114	$13,716	$14,118
8/31/18	$13,433	$14,643	$14,614
9/30/18	$13,161	$14,429	$14,638
10/31/18	$11,643	$12,696	$13,560
11/30/18	$11,878	$12,936	$13,832
12/31/18	$10,553	$11,532	$12,544
1/31/19	$11,737	$12,905	$13,621
2/28/19	$12,475	$13,755	$14,100
3/31/19	$12,264	$13,721	$14,306
4/30/19	$12,649	$14,202	$14,877
5/31/19	$11,767	$13,258	$13,915
6/30/19	$12,536	$14,290	$14,892
7/31/19	$12,679	$14,513	$15,113
8/31/19	$12,272	$14,100	$14,805
9/30/19	$12,068	$13,835	$15,065
10/31/19	$12,242	$14,190	$15,389
11/30/19	$12,928	$15,157	$15,974
12/31/19	$13,072	$15,297	$16,436
1/31/20	$12,992	$15,314	$16,418
2/29/20	$12,160	$14,275	$15,074
3/31/20	$9,912	$11,746	$13,001
4/30/20	$11,497	$13,629	$14,722
5/31/20	$12,709	$15,052	$15,510
6/30/20	$13,258	$15,606	$15,864
7/31/20	$14,001	$16,460	$16,765
8/31/20	$14,523	$17,201	$17,980
9/30/20	$14,054	$17,069	$17,325
10/31/20	$14,346	$17,271	$16,951
11/30/20	$16,471	$19,786	$19,013
12/31/20	$18,105	$21,488	$19,869
1/31/21	$18,675	$22,089	$19,780
2/28/21	$19,852	$22,783	$20,399
3/31/21	$19,653	$22,023	$21,130
4/30/21	$20,403	$22,796	$22,219
5/31/21	$19,966	$22,163	$22,320
6/30/21	$20,840	$23,352	$22,871
7/31/21	$20,631	$22,847	$23,258
8/31/21	$21,258	$23,418	$23,921
9/30/21	$20,574	$22,527	$22,848
10/31/21	$21,619	$23,682	$24,393
11/30/21	$20,308	$22,462	$24,021
12/31/21	$20,643	$22,572	$24,967
1/31/22	$18,062	$19,594	$23,498
2/28/22	$17,810	$19,653	$22,906
3/31/22	$18,018	$19,795	$23,649
4/30/22	$16,194	$17,534	$21,527
5/31/22	$15,734	$17,109	$21,498
6/30/22	$14,607	$15,925	$19,700
7/31/22	$15,971	$17,742	$21,548
8/31/22	$15,779	$17,404	$20,744
9/30/22	$14,577	$15,905	$18,820
10/31/22	$15,734	$17,198	$20,364
11/30/22	$15,897	$17,710	$21,426
12/31/22	$15,141	$16,656	$20,172
1/31/23	$16,461	$18,323	$21,561
2/28/23	$16,342	$18,033	$21,057
3/31/23	$16,194	$17,746	$21,620
4/30/23	$15,838	$17,522	$21,851
5/31/23	$15,704	$17,502	$21,936
6/30/23	$16,980	$18,884	$23,433
7/31/23	$17,632	$19,515	$24,273
8/31/23	$16,891	$18,720	$23,805
9/30/23	$15,853	$17,593	$22,671
10/31/23	$14,563	$16,372	$22,070
11/30/23	$15,971	$17,823	$24,128
12/31/23	$17,514	$19,809	$25,408
1/31/24	$17,187	$19,361	$25,689
2/29/24	$18,403	$20,929	$27,080
3/31/24	$18,774	$21,494	$27,953
4/30/24	$17,262	$19,892	$26,723
5/31/24	$17,781	$20,699	$27,986
6/30/24	$17,543	$20,588	$28,852
7/31/24	$18,418	$21,842	$29,389
8/31/24	$18,567	$21,673	$30,029
9/30/24	$18,848	$22,027	$30,650
10/31/24	$18,626	$21,972	$30,425
11/30/24	$21,058	$24,586	$32,449
12/31/24	$19,600	$22,562	$31,457
1/31/25	$20,336	$23,424	$32,450
2/28/25	$18,756	$21,865	$31,828
3/31/25	$17,376	$20,125	$29,971
4/30/25	$17,161	$20,060	$29,770
5/31/25	$18,235	$21,374	$31,657
6/30/25	$18,802	$22,401	$33,266
7/31/25	$18,725	$22,927	$33,998

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	1.67%	5.99%	7.08%
Class A with Load	(3.90%)	4.80%	6.47%
Russell 2500 Growth Index	4.97%	6.85%	8.65%
Russell 3000 Index TR (USD)	15.68%	15.19%	13.02%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$243,382,183
# of Portfolio Holdings	340
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (includes Administration Fees)	$1,987,299

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Medpace Holdings, Inc.	2.4%
Doximity, Inc., Class A	1.9
Five Below, Inc.	1.9
Kinsale Capital Group, Inc.	1.8
Grand Canyon Education, Inc.	1.6

PACE® Small/Medium Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	9.4%
Consumer Discretionary	13.4%
Information Technology	21.8%
Industrials	21.9%
Health Care	23.5%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Small/Medium Co Growth Equity Investments

S1813

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2025

PACE® Small/Medium Co Growth Equity Investments

Class P

PCSGX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$109	1.08%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in health care contributed the most, followed by security selection in consumer discretionary.

• Being overweight information technology and underweight energy and materials contributed to relative performance.

• The biggest contributors from a stock selection perspective were Doximity, Paycor HCM, and Five Below.

What didn't work:

• Security selection in industrials, information technology, and consumer staples detracted.

• Being overweight health care and underweight utilities and financials were not rewarded.

• The biggest detractors from a stock selection perspective were SPS Commerce, Globant SA, and Freshpet. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Growth Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,336	$9,299	$9,396
9/30/15	$8,729	$8,791	$9,122
10/31/15	$9,093	$9,250	$9,843
11/30/15	$9,280	$9,460	$9,898
12/31/15	$8,800	$9,126	$9,694
1/31/16	$7,818	$8,223	$9,147
2/29/16	$7,578	$8,248	$9,144
3/31/16	$8,168	$8,883	$9,788
4/30/16	$8,250	$8,968	$9,849
5/31/16	$8,508	$9,191	$10,025
6/30/16	$8,484	$9,123	$10,046
7/31/16	$8,894	$9,665	$10,444
8/31/16	$8,934	$9,732	$10,471
9/30/16	$9,034	$9,760	$10,488
10/31/16	$8,467	$9,250	$10,261
11/30/16	$9,122	$9,925	$10,720
12/31/16	$9,081	$10,013	$10,929
1/31/17	$9,338	$10,251	$11,135
2/28/17	$9,595	$10,562	$11,549
3/31/17	$9,812	$10,639	$11,557
4/30/17	$10,034	$10,826	$11,679
5/31/17	$10,215	$10,831	$11,799
6/30/17	$10,379	$11,078	$11,905
7/31/17	$10,420	$11,226	$12,130
8/31/17	$10,268	$11,248	$12,153
9/30/17	$10,618	$11,718	$12,449
10/31/17	$10,852	$12,032	$12,721
11/30/17	$11,227	$12,429	$13,107
12/31/17	$11,186	$12,462	$13,238
1/31/18	$11,816	$13,084	$13,936
2/28/18	$11,711	$12,655	$13,423
3/31/18	$11,840	$12,759	$13,153
4/30/18	$11,803	$12,678	$13,203
5/31/18	$12,568	$13,352	$13,576
6/30/18	$12,852	$13,464	$13,665
7/31/18	$12,864	$13,716	$14,118
8/31/18	$14,271	$14,643	$14,614
9/30/18	$13,987	$14,429	$14,638
10/31/18	$12,377	$12,696	$13,560
11/30/18	$12,624	$12,936	$13,832
12/31/18	$11,219	$11,532	$12,544
1/31/19	$12,478	$12,905	$13,621
2/28/19	$13,263	$13,755	$14,100
3/31/19	$13,041	$13,721	$14,306
4/30/19	$13,448	$14,202	$14,877
5/31/19	$12,515	$13,258	$13,915
6/30/19	$13,337	$14,290	$14,892
7/31/19	$13,485	$14,513	$15,113
8/31/19	$13,056	$14,100	$14,805
9/30/19	$12,841	$13,835	$15,065
10/31/19	$13,026	$14,190	$15,389
11/30/19	$13,767	$15,157	$15,974
12/31/19	$13,916	$15,297	$16,436
1/31/20	$13,839	$15,314	$16,418
2/29/20	$12,947	$14,275	$15,074
3/31/20	$10,553	$11,746	$13,001
4/30/20	$12,252	$13,629	$14,722
5/31/20	$13,539	$15,052	$15,510
6/30/20	$14,122	$15,606	$15,864
7/31/20	$14,920	$16,460	$16,765
8/31/20	$15,478	$17,201	$17,980
9/30/20	$14,980	$17,069	$17,325
10/31/20	$15,289	$17,271	$16,951
11/30/20	$17,563	$19,786	$19,013
12/31/20	$19,301	$21,488	$19,869
1/31/21	$19,914	$22,089	$19,780
2/28/21	$21,167	$22,783	$20,399
3/31/21	$20,957	$22,023	$21,130
4/30/21	$21,771	$22,796	$22,219
5/31/21	$21,304	$22,163	$22,320
6/30/21	$22,228	$23,352	$22,871
7/31/21	$22,018	$22,847	$23,258
8/31/21	$22,686	$23,418	$23,921
9/30/21	$21,972	$22,527	$22,848
10/31/21	$23,088	$23,682	$24,393
11/30/21	$21,689	$22,462	$24,021
12/31/21	$22,052	$22,572	$24,967
1/31/22	$19,290	$19,594	$23,498
2/28/22	$19,019	$19,653	$22,906
3/31/22	$19,249	$19,795	$23,649
4/30/22	$17,300	$17,534	$21,527
5/31/22	$16,813	$17,109	$21,498
6/30/22	$15,622	$15,925	$19,700
7/31/22	$17,070	$17,742	$21,548
8/31/22	$16,867	$17,404	$20,744
9/30/22	$15,581	$15,905	$18,820
10/31/22	$16,826	$17,198	$20,364
11/30/22	$17,002	$17,710	$21,426
12/31/22	$16,190	$16,656	$20,172
1/31/23	$17,611	$18,323	$21,561
2/28/23	$17,476	$18,033	$21,057
3/31/23	$17,327	$17,746	$21,620
4/30/23	$16,962	$17,522	$21,851
5/31/23	$16,813	$17,502	$21,936
6/30/23	$18,166	$18,884	$23,433
7/31/23	$18,884	$19,515	$24,273
8/31/23	$18,099	$18,720	$23,805
9/30/23	$16,989	$17,593	$22,671
10/31/23	$15,594	$16,372	$22,070
11/30/23	$17,111	$17,823	$24,128
12/31/23	$18,762	$19,809	$25,408
1/31/24	$18,410	$19,361	$25,689
2/29/24	$19,737	$20,929	$27,080
3/31/24	$20,129	$21,494	$27,953
4/30/24	$18,518	$19,892	$26,723
5/31/24	$19,073	$20,699	$27,986
6/30/24	$18,816	$20,588	$28,852
7/31/24	$19,764	$21,842	$29,389
8/31/24	$19,926	$21,673	$30,029
9/30/24	$20,224	$22,027	$30,650
10/31/24	$19,994	$21,972	$30,425
11/30/24	$22,607	$24,586	$32,449
12/31/24	$21,045	$22,562	$31,457
1/31/25	$21,839	$23,424	$32,450
2/28/25	$20,140	$21,865	$31,828
3/31/25	$18,678	$20,125	$29,971
4/30/25	$18,427	$20,060	$29,770
5/31/25	$19,597	$21,374	$31,657
6/30/25	$20,210	$22,401	$33,266
7/31/25	$20,140	$22,927	$33,998

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	1.90%	6.18%	7.25%
Russell 2500 Growth Index	4.97%	6.85%	8.65%
Russell 3000 Index TR (USD)	15.68%	15.19%	13.02%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$243,382,183
# of Portfolio Holdings	340
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (includes Administration Fees)	$1,987,299

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Medpace Holdings, Inc.	2.4%
Doximity, Inc., Class A	1.9
Five Below, Inc.	1.9
Kinsale Capital Group, Inc.	1.8
Grand Canyon Education, Inc.	1.6

PACE® Small/Medium Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	9.4%
Consumer Discretionary	13.4%
Information Technology	21.8%
Industrials	21.9%
Health Care	23.5%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Small/Medium Co Growth Equity Investments

S1814

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2025

PACE® International Equity Investments

Class A

PWGAX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.25%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being overweight industrials and communication services and underweight materials contributed to relative performance; being overweight Singapore and China contributed from a country perspective.

• Security selection in financials had the most positive impact on performance, followed by security selection in consumer discretionary and consumer staples; security selection in Israel, Canada and the Netherlands contributed.

• Sea Limited ADR (American Depositary Receipt), ASML, and Banco Santander were the top contributing holdings from a security selection perspective.

What didn't work:

• Being overweight information technology detracted from performance; being overweight Canada, Denmark and underweight Germany detracted from performance from a country perspective.

• Security selection in communication services detracted from performance, followed by real estate; security selection in Japan and Germany detracted.

• From a security selection perspective, holding Genmab A/S, Tata Consultancy, and WPP Plc detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	MSCI EAFE Index (net)
7/31/15	$9,447	$10,000
8/31/15	$8,813	$9,264
9/30/15	$8,367	$8,794
10/31/15	$9,026	$9,481
11/30/15	$8,945	$9,334
12/31/15	$8,869	$9,208
1/31/16	$8,448	$8,542
2/29/16	$8,200	$8,386
3/31/16	$8,786	$8,931
4/30/16	$8,945	$9,190
5/31/16	$8,920	$9,106
6/30/16	$8,742	$8,801
7/31/16	$9,041	$9,247
8/31/16	$9,105	$9,253
9/30/16	$9,156	$9,367
10/31/16	$8,952	$9,175
11/30/16	$8,761	$8,993
12/31/16	$9,037	$9,300
1/31/17	$9,291	$9,570
2/28/17	$9,434	$9,707
3/31/17	$9,720	$9,974
4/30/17	$9,947	$10,228
5/31/17	$10,305	$10,603
6/30/17	$10,207	$10,584
7/31/17	$10,552	$10,890
8/31/17	$10,552	$10,886
9/30/17	$10,831	$11,157
10/31/17	$11,085	$11,326
11/30/17	$11,156	$11,445
12/31/17	$11,311	$11,628
1/31/18	$11,933	$12,212
2/28/18	$11,317	$11,661
3/31/18	$11,211	$11,450
4/30/18	$11,383	$11,712
5/31/18	$11,198	$11,449
6/30/18	$11,019	$11,309
7/31/18	$11,277	$11,587
8/31/18	$11,158	$11,363
9/30/18	$11,152	$11,462
10/31/18	$10,258	$10,550
11/30/18	$10,231	$10,536
12/31/18	$9,744	$10,025
1/31/19	$10,354	$10,684
2/28/19	$10,641	$10,956
3/31/19	$10,713	$11,025
4/30/19	$11,100	$11,335
5/31/19	$10,332	$10,791
6/30/19	$11,000	$11,431
7/31/19	$10,763	$11,286
8/31/19	$10,426	$10,993
9/30/19	$10,734	$11,308
10/31/19	$11,129	$11,715
11/30/19	$11,222	$11,847
12/31/19	$11,579	$12,232
1/31/20	$11,344	$11,976
2/29/20	$10,491	$10,894
3/31/20	$8,925	$9,440
4/30/20	$9,572	$10,050
5/31/20	$10,101	$10,487
6/30/20	$10,447	$10,844
7/31/20	$10,763	$11,097
8/31/20	$11,219	$11,668
9/30/20	$11,035	$11,364
10/31/20	$10,741	$10,911
11/30/20	$12,285	$12,602
12/31/20	$12,836	$13,188
1/31/21	$12,739	$13,047
2/28/21	$12,977	$13,340
3/31/21	$13,341	$13,647
4/30/21	$13,668	$14,057
5/31/21	$14,330	$14,516
6/30/21	$14,114	$14,352
7/31/21	$14,144	$14,460
8/31/21	$14,411	$14,715
9/30/21	$13,965	$14,288
10/31/21	$14,426	$14,640
11/30/21	$13,765	$13,958
12/31/21	$14,395	$14,673
1/31/22	$14,163	$13,964
2/28/22	$13,665	$13,717
3/31/22	$13,521	$13,805
4/30/22	$12,742	$12,912
5/31/22	$12,959	$13,009
6/30/22	$11,908	$11,802
7/31/22	$12,438	$12,390
8/31/22	$11,691	$11,802
9/30/22	$10,592	$10,698
10/31/22	$11,210	$11,273
11/30/22	$12,646	$12,543
12/31/22	$12,330	$12,553
1/31/23	$13,338	$13,569
2/28/23	$13,016	$13,286
3/31/23	$13,479	$13,615
4/30/23	$13,776	$14,000
5/31/23	$13,421	$13,407
6/30/23	$14,008	$14,017
7/31/23	$14,388	$14,471
8/31/23	$13,842	$13,917
9/30/23	$13,413	$13,441
10/31/23	$12,999	$12,896
11/30/23	$14,115	$14,093
12/31/23	$14,810	$14,842
1/31/24	$14,741	$14,927
2/29/24	$15,093	$15,201
3/31/24	$15,557	$15,701
4/30/24	$15,196	$15,299
5/31/24	$15,979	$15,891
6/30/24	$15,686	$15,635
7/31/24	$16,211	$16,093
8/31/24	$16,769	$16,617
9/30/24	$16,933	$16,770
10/31/24	$16,125	$15,858
11/30/24	$16,125	$15,768
12/31/24	$15,674	$15,409
1/31/25	$16,324	$16,219
2/28/25	$16,973	$16,534
3/31/25	$17,099	$16,467
4/30/25	$17,846	$17,221
5/31/25	$18,660	$18,009
6/30/25	$19,028	$18,406
7/31/25	$18,757	$18,148

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	15.71%	11.75%	7.10%
Class A with Load	9.33%	10.50%	6.49%
MSCI EAFE Index (net)	12.77%	10.34%	6.14%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$716,523,449
# of Portfolio Holdings	394
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$5,681,401

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Banco Santander SA	1.7%
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.5
Safran SA	1.4
Lloyds Banking Group PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
Kyocera Corp.	(0.4)
Pearson PLC	(0.4)
Oriental Land Co. Ltd.	(0.4)
JFE Holdings, Inc.	(0.3)

PACE® International Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.3%
Information Technology	10.8%
Health Care	12.3%
Financials	24.0%
Industrials	26.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® International Equity Investments

S1800

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2025

PACE® International Equity Investments

Class P

PCIEX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$108	1.00%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being overweight industrials and communication services and underweight materials contributed to relative performance; being overweight Singapore and China contributed from a country perspective.

• Security selection in financials had the most positive impact on performance, followed by security selection in consumer discretionary and consumer staples; security selection in Israel, Canada and the Netherlands contributed.

• Sea Limited ADR (American Depositary Receipt), ASML, and Banco Santander were the top contributing holdings from a security selection perspective.

What didn't work:

• Being overweight information technology detracted from performance; being overweight Canada, Denmark and underweight Germany detracted from performance from a country perspective.

• Security selection in communication services detracted from performance, followed by real estate; security selection in Japan and Germany detracted.

• From a security selection perspective, holding Genmab A/S, Tata Consultancy, and WPP Plc detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	MSCI EAFE Index (net)
7/31/15	$10,000	$10,000
8/31/15	$9,325	$9,264
9/30/15	$8,858	$8,794
10/31/15	$9,559	$9,481
11/30/15	$9,472	$9,334
12/31/15	$9,394	$9,208
1/31/16	$8,952	$8,542
2/29/16	$8,694	$8,386
3/31/16	$9,312	$8,931
4/30/16	$9,482	$9,190
5/31/16	$9,462	$9,106
6/30/16	$9,272	$8,801
7/31/16	$9,591	$9,247
8/31/16	$9,666	$9,253
9/30/16	$9,720	$9,367
10/31/16	$9,503	$9,175
11/30/16	$9,306	$8,993
12/31/16	$9,601	$9,300
1/31/17	$9,872	$9,570
2/28/17	$10,025	$9,707
3/31/17	$10,338	$9,974
4/30/17	$10,575	$10,228
5/31/17	$10,957	$10,603
6/30/17	$10,860	$10,584
7/31/17	$11,229	$10,890
8/31/17	$11,229	$10,886
9/30/17	$11,528	$11,157
10/31/17	$11,799	$11,326
11/30/17	$11,883	$11,445
12/31/17	$12,045	$11,628
1/31/18	$12,720	$12,212
2/28/18	$12,059	$11,661
3/31/18	$11,952	$11,450
4/30/18	$12,137	$11,712
5/31/18	$11,945	$11,449
6/30/18	$11,753	$11,309
7/31/18	$12,030	$11,587
8/31/18	$11,910	$11,363
9/30/18	$11,903	$11,462
10/31/18	$10,950	$10,550
11/30/18	$10,929	$10,536
12/31/18	$10,411	$10,025
1/31/19	$11,060	$10,684
2/28/19	$11,369	$10,956
3/31/19	$11,454	$11,025
4/30/19	$11,864	$11,335
5/31/19	$11,052	$10,791
6/30/19	$11,763	$11,431
7/31/19	$11,516	$11,286
8/31/19	$11,161	$10,993
9/30/19	$11,493	$11,308
10/31/19	$11,910	$11,715
11/30/19	$12,019	$11,847
12/31/19	$12,400	$12,232
1/31/20	$12,154	$11,976
2/29/20	$11,240	$10,894
3/31/20	$9,564	$9,440
4/30/20	$10,263	$10,050
5/31/20	$10,835	$10,487
6/30/20	$11,201	$10,844
7/31/20	$11,550	$11,097
8/31/20	$12,043	$11,668
9/30/20	$11,844	$11,364
10/31/20	$11,526	$10,911
11/30/20	$13,195	$12,602
12/31/20	$13,784	$13,188
1/31/21	$13,687	$13,047
2/28/21	$13,945	$13,340
3/31/21	$14,339	$13,647
4/30/21	$14,693	$14,057
5/31/21	$15,402	$14,516
6/30/21	$15,177	$14,352
7/31/21	$15,217	$14,460
8/31/21	$15,507	$14,715
9/30/21	$15,032	$14,288
10/31/21	$15,531	$14,640
11/30/21	$14,814	$13,958
12/31/21	$15,499	$14,673
1/31/22	$15,255	$13,964
2/28/22	$14,723	$13,717
3/31/22	$14,566	$13,805
4/30/22	$13,737	$12,912
5/31/22	$13,973	$13,009
6/30/22	$12,839	$11,802
7/31/22	$13,414	$12,390
8/31/22	$12,612	$11,802
9/30/22	$11,426	$10,698
10/31/22	$12,097	$11,273
11/30/22	$13,650	$12,543
12/31/22	$13,308	$12,553
1/31/23	$14,407	$13,569
2/28/23	$14,065	$13,286
3/31/23	$14,569	$13,615
4/30/23	$14,885	$14,000
5/31/23	$14,497	$13,407
6/30/23	$15,137	$14,017
7/31/23	$15,552	$14,471
8/31/23	$14,966	$13,917
9/30/23	$14,506	$13,441
10/31/23	$14,065	$12,896
11/30/23	$15,272	$14,093
12/31/23	$16,025	$14,842
1/31/24	$15,959	$14,927
2/29/24	$16,344	$15,201
3/31/24	$16,852	$15,701
4/30/24	$16,466	$15,299
5/31/24	$17,312	$15,891
6/30/24	$17,002	$15,635
7/31/24	$17,566	$16,093
8/31/24	$18,186	$16,617
9/30/24	$18,365	$16,770
10/31/24	$17,481	$15,858
11/30/24	$17,491	$15,768
12/31/24	$17,006	$15,409
1/31/25	$17,708	$16,219
2/28/25	$18,421	$16,534
3/31/25	$18,570	$16,467
4/30/25	$19,379	$17,221
5/31/25	$20,273	$18,009
6/30/25	$20,677	$18,406
7/31/25	$20,379	$18,148

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	16.02%	12.03%	7.38%
MSCI EAFE Index (net)	12.77%	10.34%	6.14%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$716,523,449
# of Portfolio Holdings	394
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$5,681,401

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Banco Santander SA	1.7%
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.5
Safran SA	1.4
Lloyds Banking Group PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
Kyocera Corp.	(0.4)
Pearson PLC	(0.4)
Oriental Land Co. Ltd.	(0.4)
JFE Holdings, Inc.	(0.3)

PACE® International Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.3%
Information Technology	10.8%
Health Care	12.3%
Financials	24.0%
Industrials	26.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® International Equity Investments

S1801

Class P

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Annual Shareholder Report

July 31, 2025

PACE® International Equity Investments

Class P2

PWITX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$46	0.42%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being overweight industrials and communication services and underweight materials contributed to relative performance; being overweight Singapore and China contributed from a country perspective.

• Security selection in financials had the most positive impact on performance, followed by security selection in consumer discretionary and consumer staples; security selection in Israel, Canada and the Netherlands contributed.

• Sea Limited ADR (American Depositary Receipt), ASML, and Banco Santander were the top contributing holdings from a security selection perspective.

What didn't work:

• Being overweight information technology detracted from performance; being overweight Canada, Denmark and underweight Germany detracted from performance from a country perspective.

• Security selection in communication services detracted from performance, followed by real estate; security selection in Japan and Germany detracted.

• From a security selection perspective, holding Genmab A/S, Tata Consultancy, and WPP Plc detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class P2

Fund Overview

Fund Performance

	Class P2	MSCI EAFE Index (net)
3/31/23	$10,254	$10,265
4/30/23	$10,470	$10,554
5/31/23	$10,203	$10,108
6/30/23	$10,654	$10,568
7/31/23	$10,958	$10,910
8/31/23	$10,546	$10,492
9/30/23	$10,228	$10,133
10/31/23	$9,918	$9,722
11/30/23	$10,780	$10,625
12/31/23	$11,317	$11,189
1/31/24	$11,270	$11,254
2/29/24	$11,554	$11,460
3/31/24	$11,911	$11,837
4/30/24	$11,647	$11,534
5/31/24	$12,254	$11,980
6/30/24	$12,036	$11,787
7/31/24	$12,446	$12,133
8/31/24	$12,888	$12,527
9/30/24	$13,027	$12,643
10/31/24	$12,406	$11,955
11/30/24	$12,413	$11,887
12/31/24	$12,083	$11,617
1/31/25	$12,589	$12,228
2/28/25	$13,095	$12,465
3/31/25	$13,206	$12,414
4/30/25	$13,787	$12,983
5/31/25	$14,434	$13,577
6/30/25	$14,724	$13,876
7/31/25	$14,523	$13,681

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 3/28/23
Class P2	16.69%	17.27%
MSCI EAFE Index (net)	12.77%	14.32%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$716,523,449
# of Portfolio Holdings	394
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (includes Administration Fees)	$5,681,401

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Banco Santander SA	1.7%
DBS Group Holdings Ltd.	1.5
United Overseas Bank Ltd.	1.5
Safran SA	1.4
Lloyds Banking Group PLC	1.3

Top 5 Short Holdings (% of Net Assets)

Investor AB, Class B	(0.5%)
Kyocera Corp.	(0.4)
Pearson PLC	(0.4)
Oriental Land Co. Ltd.	(0.4)
JFE Holdings, Inc.	(0.3)

PACE® International Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.3%
Information Technology	10.8%
Health Care	12.3%
Financials	24.0%
Industrials	26.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® International Equity Investments

S1803

Class P2

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Annual Shareholder Report

July 31, 2025

PACE® International Emerging Markets Equity Investments

Class A

PWEAX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$158	1.45%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being underweight utilities and energy contributed to relative performance; from a country perspective, being underweight India and Saudi Arabia and overweight China contributed on a relative basis.

• Security selection in communication services had the most positive impact on performance, followed by selection in consumer discretionary and financials; from a country perspective, security selection in India and South Africa contributed to performance.

• Stock selection in MTN Group, Kuaishou Technology and Sea Limited contributed to performance.

What didn't work:

• Being overweight information technology detracted most from performance; from a country perspective, Taiwan and Brazil detracted from performance.

• From a security selection perspective, industrials detracted from performance the most. From a country perspective, China, South Korea and Poland detracted from performance.

• Stock selection in Xiaomi, Ivanhoe Mines, and Raia Drogasil detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	MSCI Emerging Markets Index (net)
7/31/15	$9,448	$10,000
8/31/15	$8,624	$9,096
9/30/15	$8,384	$8,822
10/31/15	$8,888	$9,451
11/30/15	$8,600	$9,083
12/31/15	$8,379	$8,880
1/31/16	$7,921	$8,304
2/29/16	$7,801	$8,290
3/31/16	$8,708	$9,387
4/30/16	$8,724	$9,438
5/31/16	$8,459	$9,086
6/30/16	$8,812	$9,450
7/31/16	$9,157	$9,925
8/31/16	$9,278	$10,172
9/30/16	$9,358	$10,303
10/31/16	$9,358	$10,327
11/30/16	$8,868	$9,852
12/31/16	$8,863	$9,873
1/31/17	$9,292	$10,414
2/28/17	$9,575	$10,733
3/31/17	$9,843	$11,003
4/30/17	$10,053	$11,244
5/31/17	$10,336	$11,577
6/30/17	$10,458	$11,693
7/31/17	$10,984	$12,390
8/31/17	$11,178	$12,667
9/30/17	$11,146	$12,616
10/31/17	$11,380	$13,059
11/30/17	$11,397	$13,085
12/31/17	$11,857	$13,555
1/31/18	$12,699	$14,684
2/28/18	$12,127	$14,007
3/31/18	$11,988	$13,747
4/30/18	$11,841	$13,686
5/31/18	$11,465	$13,201
6/30/18	$10,967	$12,652
7/31/18	$11,122	$12,930
8/31/18	$10,844	$12,581
9/30/18	$10,705	$12,514
10/31/18	$9,798	$11,424
11/30/18	$10,199	$11,895
12/31/18	$9,885	$11,580
1/31/19	$10,724	$12,594
2/28/19	$10,766	$12,622
3/31/19	$10,899	$12,728
4/30/19	$11,106	$12,996
5/31/19	$10,408	$12,053
6/30/19	$10,990	$12,805
7/31/19	$10,799	$12,649
8/31/19	$10,433	$12,032
9/30/19	$10,566	$12,262
10/31/19	$11,031	$12,779
11/30/19	$11,031	$12,761
12/31/19	$11,736	$13,713
1/31/20	$11,175	$13,074
2/29/20	$10,647	$12,384
3/31/20	$8,670	$10,477
4/30/20	$9,600	$11,436
5/31/20	$9,776	$11,524
6/30/20	$10,530	$12,371
7/31/20	$11,552	$13,477
8/31/20	$11,845	$13,775
9/30/20	$11,594	$13,554
10/31/20	$11,870	$13,833
11/30/20	$12,993	$15,113
12/31/20	$14,058	$16,223
1/31/21	$14,269	$16,721
2/28/21	$14,709	$16,849
3/31/21	$14,506	$16,594
4/30/21	$14,836	$17,007
5/31/21	$15,157	$17,402
6/30/21	$15,216	$17,432
7/31/21	$14,261	$16,259
8/31/21	$14,726	$16,684
9/30/21	$14,016	$16,021
10/31/21	$14,227	$16,179
11/30/21	$13,492	$15,520
12/31/21	$13,784	$15,811
1/31/22	$13,680	$15,512
2/28/22	$13,085	$15,048
3/31/22	$12,821	$14,708
4/30/22	$11,820	$13,890
5/31/22	$11,961	$13,951
6/30/22	$11,357	$13,024
7/31/22	$11,338	$12,992
8/31/22	$11,291	$13,046
9/30/22	$10,139	$11,517
10/31/22	$9,847	$11,159
11/30/22	$11,433	$12,815
12/31/22	$11,135	$12,634
1/31/23	$12,293	$13,632
2/28/23	$11,424	$12,748
3/31/23	$11,781	$13,134
4/30/23	$11,511	$12,985
5/31/23	$11,366	$12,767
6/30/23	$11,974	$13,252
7/31/23	$12,601	$14,077
8/31/23	$11,887	$13,210
9/30/23	$11,444	$12,864
10/31/23	$10,923	$12,365
11/30/23	$11,868	$13,354
12/31/23	$12,254	$13,876
1/31/24	$11,649	$13,232
2/29/24	$12,147	$13,861
3/31/24	$12,333	$14,205
4/30/24	$12,323	$14,268
5/31/24	$12,577	$14,349
6/30/24	$12,733	$14,915
7/31/24	$12,645	$14,959
8/31/24	$12,879	$15,201
9/30/24	$13,934	$16,216
10/31/24	$13,319	$15,495
11/30/24	$12,889	$14,938
12/31/24	$12,743	$14,917
1/31/25	$12,969	$15,184
2/28/25	$12,979	$15,258
3/31/25	$13,206	$15,354
4/30/25	$13,275	$15,556
5/31/25	$13,984	$16,220
6/30/25	$14,743	$17,195
7/31/25	$14,940	$17,530

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	18.15%	5.28%	4.69%
Class A with Load	11.68%	4.10%	4.10%
MSCI Emerging Markets Index (net)	17.18%	5.40%	5.77%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$460,170,773
# of Portfolio Holdings	160
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (includes Administration Fees)	$2,951,271

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.7
Samsung Electronics Co. Ltd.	3.1
Alibaba Group Holding Ltd.	2.6
MediaTek, Inc.	2.5

PACE® International Emerging Markets Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	8.6%
Communication Services	10.7%
Consumer Discretionary	16.3%
Information Technology	20.6%
Financials	23.8%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1796

Class A

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Annual Shareholder Report

July 31, 2025

PACE® International Emerging Markets Equity Investments

Class P

PCEMX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$131	1.20%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being underweight utilities and energy contributed to relative performance; from a country perspective, being underweight India and Saudi Arabia and overweight China contributed on a relative basis.

• Security selection in communication services had the most positive impact on performance, followed by selection in consumer discretionary and financials; from a country perspective, security selection in India and South Africa contributed to performance.

• Stock selection in MTN Group, Kuaishou Technology and Sea Limited contributed to performance.

What didn't work:

• Being overweight information technology detracted most from performance; from a country perspective, Taiwan and Brazil detracted from performance.

• From a security selection perspective, industrials detracted from performance the most. From a country perspective, China, South Korea and Poland detracted from performance.

• Stock selection in Xiaomi, Ivanhoe Mines, and Raia Drogasil detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class P

Fund Overview

Fund Performance

	Class P	MSCI Emerging Markets Index (net)
7/31/15	$10,000	$10,000
8/31/15	$9,135	$9,096
9/30/15	$8,883	$8,822
10/31/15	$9,421	$9,451
11/30/15	$9,110	$9,083
12/31/15	$8,878	$8,880
1/31/16	$8,402	$8,304
2/29/16	$8,275	$8,290
3/31/16	$9,234	$9,387
4/30/16	$9,259	$9,438
5/31/16	$8,971	$9,086
6/30/16	$9,344	$9,450
7/31/16	$9,718	$9,925
8/31/16	$9,845	$10,172
9/30/16	$9,930	$10,303
10/31/16	$9,930	$10,327
11/30/16	$9,421	$9,852
12/31/16	$9,413	$9,873
1/31/17	$9,868	$10,414
2/28/17	$10,177	$10,733
3/31/17	$10,460	$11,003
4/30/17	$10,684	$11,244
5/31/17	$10,984	$11,577
6/30/17	$11,121	$11,693
7/31/17	$11,679	$12,390
8/31/17	$11,893	$12,667
9/30/17	$11,859	$12,616
10/31/17	$12,117	$13,059
11/30/17	$12,134	$13,085
12/31/17	$12,626	$13,555
1/31/18	$13,520	$14,684
2/28/18	$12,913	$14,007
3/31/18	$12,774	$13,747
4/30/18	$12,617	$13,686
5/31/18	$12,227	$13,201
6/30/18	$11,688	$12,652
7/31/18	$11,862	$12,930
8/31/18	$11,558	$12,581
9/30/18	$11,419	$12,514
10/31/18	$10,446	$11,424
11/30/18	$10,881	$11,895
12/31/18	$10,551	$11,580
1/31/19	$11,453	$12,594
2/28/19	$11,489	$12,622
3/31/19	$11,639	$12,728
4/30/19	$11,860	$12,996
5/31/19	$11,126	$12,053
6/30/19	$11,745	$12,805
7/31/19	$11,542	$12,649
8/31/19	$11,153	$12,032
9/30/19	$11,294	$12,262
10/31/19	$11,798	$12,779
11/30/19	$11,798	$12,761
12/31/19	$12,557	$13,713
1/31/20	$11,958	$13,074
2/29/20	$11,395	$12,384
3/31/20	$9,277	$10,477
4/30/20	$10,278	$11,436
5/31/20	$10,466	$11,524
6/30/20	$11,279	$12,371
7/31/20	$12,378	$13,477
8/31/20	$12,691	$13,775
9/30/20	$12,432	$13,554
10/31/20	$12,727	$13,833
11/30/20	$13,933	$15,113
12/31/20	$15,084	$16,223
1/31/21	$15,310	$16,721
2/28/21	$15,789	$16,849
3/31/21	$15,563	$16,594
4/30/21	$15,933	$17,007
5/31/21	$16,268	$17,402
6/30/21	$16,340	$17,432
7/31/21	$15,319	$16,259
8/31/21	$15,816	$16,684
9/30/21	$15,066	$16,021
10/31/21	$15,300	$16,179
11/30/21	$14,505	$15,520
12/31/21	$14,822	$15,811
1/31/22	$14,721	$15,512
2/28/22	$14,073	$15,048
3/31/22	$13,790	$14,708
4/30/22	$12,718	$13,890
5/31/22	$12,880	$13,951
6/30/22	$12,222	$13,024
7/31/22	$12,212	$12,992
8/31/22	$12,161	$13,046
9/30/22	$10,927	$11,517
10/31/22	$10,613	$11,159
11/30/22	$12,323	$12,815
12/31/22	$12,010	$12,634
1/31/23	$13,255	$13,632
2/28/23	$12,321	$12,748
3/31/23	$12,705	$13,134
4/30/23	$12,415	$12,985
5/31/23	$12,270	$12,767
6/30/23	$12,923	$13,252
7/31/23	$13,608	$14,077
8/31/23	$12,840	$13,210
9/30/23	$12,363	$12,864
10/31/23	$11,793	$12,365
11/30/23	$12,830	$13,354
12/31/23	$13,249	$13,876
1/31/24	$12,586	$13,232
2/29/24	$13,134	$13,861
3/31/24	$13,334	$14,205
4/30/24	$13,334	$14,268
5/31/24	$13,607	$14,349
6/30/24	$13,776	$14,915
7/31/24	$13,681	$14,959
8/31/24	$13,944	$15,201
9/30/24	$15,091	$16,216
10/31/24	$14,428	$15,495
11/30/24	$13,965	$14,938
12/31/24	$13,801	$14,917
1/31/25	$14,057	$15,184
2/28/25	$14,067	$15,258
3/31/25	$14,323	$15,354
4/30/25	$14,397	$15,556
5/31/25	$15,164	$16,220
6/30/25	$15,995	$17,195
7/31/25	$16,218	$17,530

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	18.55%	5.55%	4.95%
MSCI Emerging Markets Index (net)	17.18%	5.40%	5.77%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$460,170,773
# of Portfolio Holdings	160
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (includes Administration Fees)	$2,951,271

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.7
Samsung Electronics Co. Ltd.	3.1
Alibaba Group Holding Ltd.	2.6
MediaTek, Inc.	2.5

PACE® International Emerging Markets Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	8.6%
Communication Services	10.7%
Consumer Discretionary	16.3%
Information Technology	20.6%
Financials	23.8%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1797

Class P

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Annual Shareholder Report

July 31, 2025

PACE® International Emerging Markets Equity Investments

Class P2

PWETX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$97	0.89%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Being underweight utilities and energy contributed to relative performance; from a country perspective, being underweight India and Saudi Arabia and overweight China contributed on a relative basis.

• Security selection in communication services had the most positive impact on performance, followed by selection in consumer discretionary and financials; from a country perspective, security selection in India and South Africa contributed to performance.

• Stock selection in MTN Group, Kuaishou Technology and Sea Limited contributed to performance.

What didn't work:

• Being overweight information technology detracted most from performance; from a country perspective, Taiwan and Brazil detracted from performance.

• From a security selection perspective, industrials detracted from performance the most. From a country perspective, China, South Korea and Poland detracted from performance.

• Stock selection in Xiaomi, Ivanhoe Mines, and Raia Drogasil detracted from performance. The Fund continued to hold these positions subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class P2

Fund Overview

Fund Performance

	Class P2	MSCI Emerging Markets Index (net)
3/17/23	$10,000	$10,000
3/31/23	$10,506	$10,422
4/30/23	$10,283	$10,304
5/31/23	$10,154	$10,130
6/30/23	$10,703	$10,515
7/31/23	$11,269	$11,170
8/31/23	$10,635	$10,482
9/30/23	$10,249	$10,208
10/31/23	$9,777	$9,811
11/30/23	$10,635	$10,596
12/31/23	$10,987	$11,010
1/31/24	$10,449	$10,499
2/29/24	$10,892	$10,999
3/31/24	$11,066	$11,271
4/30/24	$11,066	$11,322
5/31/24	$11,291	$11,385
6/30/24	$11,439	$11,835
7/31/24	$11,370	$11,870
8/31/24	$11,587	$12,061
9/30/24	$12,542	$12,867
10/31/24	$11,995	$12,295
11/30/24	$11,604	$11,853
12/31/24	$11,483	$11,837
1/31/25	$11,693	$12,048
2/28/25	$11,710	$12,106
3/31/25	$11,920	$12,183
4/30/25	$11,990	$12,343
5/31/25	$12,628	$12,870
6/30/25	$13,327	$13,644
7/31/25	$13,510	$13,910

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 3/17/23
Class P2	18.83%	13.52%
MSCI Emerging Markets Index (net)	17.18%	14.92%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$460,170,773
# of Portfolio Holdings	160
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (includes Administration Fees)	$2,951,271

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Tencent Holdings Ltd.	4.7
Samsung Electronics Co. Ltd.	3.1
Alibaba Group Holding Ltd.	2.6
MediaTek, Inc.	2.5

PACE® International Emerging Markets Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	8.6%
Communication Services	10.7%
Consumer Discretionary	16.3%
Information Technology	20.6%
Financials	23.8%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.

The annual operating expenses for Class P2 of the Fund declined from 0.93% for the fiscal year ended July 31, 2024 to 0.89 % for the fiscal year ended July 31, 2025. The notable increase in the net assets of Class P2 from the fiscal year ended July 31, 2024 to the fiscal year ended July 31, 2025 diluted the impact of fixed costs incurred by the Fund. There is no expense cap agreement with Class P2 so the annual operating expense ratio may fluctuate.

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1799

Class P2

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Annual Shareholder Report

July 31, 2025

PACE® Global Real Estate Securities Investments

Class A

PREAX

Fund Overview

This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.45%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within residential real estate investment trusts (REITs) contributed the most to performance.

• An overweight to ex-ante beta from the Barra Risk Model was beneficial during the period.

• Individually, overweighting Charter Hall Group and Ventas Inc. and not owning Public Storage contributed to relative performance.

What didn't work:

• Stock selection in real estate management & development detracted the most from performance, followed by industrial REITs and retail REITs.

• An underweight allocation to real estate management & development and health care REITS detracted from performance.

• On an individual security basis, not owning Welltower Inc., being underweight Simon Property Group Inc., and being overweight Rexford Industrial Realty detracted. The Fund continued to hold Simon Property Group Inc. and Rexford Industrial Realty subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Global Real Estate Securities Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	FTSE EPRA/NAREIT Developed Index	MSCI World Index (net)
7/31/15	$9,447	$10,000	$10,000
8/31/15	$8,881	$9,411	$9,338
9/30/15	$8,868	$9,527	$8,994
10/31/15	$9,421	$10,073	$9,707
11/30/15	$9,107	$9,855	$9,658
12/31/15	$9,150	$9,947	$9,488
1/31/16	$8,594	$9,523	$8,921
2/29/16	$8,569	$9,570	$8,854
3/31/16	$9,460	$10,487	$9,455
4/30/16	$9,525	$10,483	$9,605
5/31/16	$9,473	$10,486	$9,659
6/30/16	$9,835	$10,880	$9,551
7/31/16	$10,378	$11,430	$9,954
8/31/16	$10,313	$11,138	$9,962
9/30/16	$10,184	$11,038	$10,015
10/31/16	$9,615	$10,414	$9,821
11/30/16	$9,447	$10,133	$9,963
12/31/16	$9,702	$10,442	$10,201
1/31/17	$9,823	$10,502	$10,447
2/28/17	$10,052	$10,836	$10,737
3/31/17	$9,971	$10,682	$10,852
4/30/17	$10,173	$10,805	$11,012
5/31/17	$10,146	$10,907	$11,245
6/30/17	$10,227	$11,003	$11,288
7/31/17	$10,362	$11,209	$11,559
8/31/17	$10,335	$11,231	$11,575
9/30/17	$10,321	$11,206	$11,835
10/31/17	$10,294	$11,156	$12,058
11/30/17	$10,483	$11,472	$12,320
12/31/17	$10,711	$11,635	$12,486
1/31/18	$10,697	$11,638	$13,145
2/28/18	$9,856	$10,865	$12,601
3/31/18	$10,206	$11,134	$12,326
4/30/18	$10,445	$11,360	$12,468
5/31/18	$10,515	$11,559	$12,546
6/30/18	$10,711	$11,741	$12,540
7/31/18	$10,725	$11,845	$12,932
8/31/18	$10,739	$11,966	$13,092
9/30/18	$10,487	$11,723	$13,165
10/31/18	$10,080	$11,293	$12,198
11/30/18	$10,431	$11,719	$12,336
12/31/18	$9,806	$11,083	$11,398
1/31/19	$10,878	$12,292	$12,285
2/28/19	$10,921	$12,281	$12,655
3/31/19	$11,298	$12,730	$12,821
4/30/19	$11,139	$12,568	$13,276
5/31/19	$11,095	$12,542	$12,510
6/30/19	$11,269	$12,756	$13,334
7/31/19	$11,211	$12,807	$13,400
8/31/19	$11,443	$13,055	$13,126
9/30/19	$11,674	$13,377	$13,405
10/31/19	$11,950	$13,715	$13,746
11/30/19	$11,761	$13,555	$14,129
12/31/19	$11,810	$13,639	$14,552
1/31/20	$11,764	$13,759	$14,464
2/29/20	$10,762	$12,631	$13,241
3/31/20	$8,425	$9,775	$11,489
4/30/20	$8,911	$10,471	$12,744
5/31/20	$8,986	$10,501	$13,360
6/30/20	$9,123	$10,784	$13,713
7/31/20	$9,305	$11,092	$14,369
8/31/20	$9,563	$11,378	$15,329
9/30/20	$9,199	$11,035	$14,800
10/31/20	$8,880	$10,672	$14,346
11/30/20	$10,140	$12,084	$16,181
12/31/20	$10,483	$12,523	$16,867
1/31/21	$10,358	$12,426	$16,699
2/28/21	$11,136	$12,905	$17,127
3/31/21	$11,509	$13,289	$17,697
4/30/21	$12,256	$14,151	$18,520
5/31/21	$12,520	$14,411	$18,787
6/30/21	$12,598	$14,541	$19,067
7/31/21	$13,095	$15,104	$19,409
8/31/21	$13,158	$15,308	$19,892
9/30/21	$12,411	$14,435	$19,066
10/31/21	$13,080	$15,301	$20,146
11/30/21	$12,955	$14,967	$19,704
12/31/21	$13,906	$15,932	$20,546
1/31/22	$12,817	$15,020	$19,459
2/28/22	$12,449	$14,655	$18,967
3/31/22	$12,865	$15,331	$19,488
4/30/22	$12,353	$14,497	$17,869
5/31/22	$11,809	$13,877	$17,882
6/30/22	$10,753	$12,689	$16,333
7/31/22	$11,617	$13,703	$17,630
8/31/22	$10,785	$12,821	$16,893
9/30/22	$9,361	$11,244	$15,323
10/31/22	$9,649	$11,584	$16,423
11/30/22	$10,433	$12,369	$17,565
12/31/22	$10,035	$12,043	$16,819
1/31/23	$11,001	$13,129	$18,009
2/28/23	$10,437	$12,555	$17,576
3/31/23	$10,260	$12,168	$18,119
4/30/23	$10,437	$12,404	$18,437
5/31/23	$9,954	$11,857	$18,253
6/30/23	$10,308	$12,234	$19,357
7/31/23	$10,614	$12,701	$20,007
8/31/23	$10,276	$12,282	$19,529
9/30/23	$9,568	$11,550	$18,687
10/31/23	$9,100	$11,001	$18,144
11/30/23	$10,196	$12,176	$19,845
12/31/23	$11,133	$13,350	$20,820
1/31/24	$10,644	$12,818	$21,070
2/29/24	$10,726	$12,748	$21,963
3/31/24	$11,084	$13,210	$22,669
4/30/24	$10,220	$12,428	$21,827
5/31/24	$10,644	$12,860	$22,801
6/30/24	$10,644	$12,927	$23,265
7/31/24	$11,247	$13,713	$23,675
8/31/24	$11,752	$14,579	$24,301
9/30/24	$12,078	$15,038	$24,746
10/31/24	$11,443	$14,283	$24,255
11/30/24	$11,671	$14,630	$25,368
12/31/24	$10,782	$13,617	$24,707
1/31/25	$10,848	$13,859	$25,579
2/28/25	$11,014	$14,174	$25,395
3/31/25	$10,682	$13,869	$24,264
4/30/25	$10,732	$14,008	$24,480
5/31/25	$11,030	$14,373	$25,929
6/30/25	$11,097	$14,524	$27,048
7/31/25	$10,815	$14,360	$27,396

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	(3.84%)	3.05%	1.36%
Class A with Load	(9.11%)	1.88%	0.79%
FTSE EPRA/NAREIT Developed Index	4.72%	5.30%	3.68%
MSCI World Index (net)	15.72%	13.78%	10.60%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$53,004,486
# of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (includes Administration Fees)	$89,181

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	6.7%
Equinix, Inc.	5.0
Goodman Group	4.4
Digital Realty Trust, Inc.	4.2
Ventas, Inc.	3.4

PACE® Global Real Estate Securities Investments

Class A

Top 5 Countries (% of Net Assets)

Value	Value
Hong Kong	2.7%
United Kingdom	7.5%
Japan	7.6%
Australia	8.8%
United States	70.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Global Real Estate Securities Investments

S1830

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Global Real Estate Securities Investments

Class P

PREQX

Fund Overview

This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$118	1.20%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within residential real estate investment trusts (REITs) contributed the most to performance.

• An overweight to ex-ante beta from the Barra Risk Model was beneficial during the period.

• Individually, overweighting Charter Hall Group and Ventas Inc. and not owning Public Storage contributed to relative performance.

What didn't work:

• Stock selection in real estate management & development detracted the most from performance, followed by industrial REITs and retail REITs.

• An underweight allocation to real estate management & development and health care REITS detracted from performance.

• On an individual security basis, not owning Welltower Inc., being underweight Simon Property Group Inc., and being overweight Rexford Industrial Realty detracted. The Fund continued to hold Simon Property Group Inc. and Rexford Industrial Realty subsequent to the fiscal year ended July 31, 2025.

The Fund did not invest in derivatives during the reporting period.

PACE® Global Real Estate Securities Investments

Class P

Fund Overview

Fund Performance

	Class P	FTSE EPRA/NAREIT Developed Index	MSCI World Index (net)
7/31/15	$10,000	$10,000	$10,000
8/31/15	$9,409	$9,411	$9,338
9/30/15	$9,396	$9,527	$8,994
10/31/15	$9,986	$10,073	$9,707
11/30/15	$9,657	$9,855	$9,658
12/31/15	$9,693	$9,947	$9,488
1/31/16	$9,112	$9,523	$8,921
2/29/16	$9,083	$9,570	$8,854
3/31/16	$10,034	$10,487	$9,455
4/30/16	$10,105	$10,483	$9,605
5/31/16	$10,048	$10,486	$9,659
6/30/16	$10,446	$10,880	$9,551
7/31/16	$11,013	$11,430	$9,954
8/31/16	$10,942	$11,138	$9,962
9/30/16	$10,800	$11,038	$10,015
10/31/16	$10,219	$10,414	$9,821
11/30/16	$10,034	$10,133	$9,963
12/31/16	$10,306	$10,442	$10,201
1/31/17	$10,440	$10,502	$10,447
2/28/17	$10,692	$10,836	$10,737
3/31/17	$10,603	$10,682	$10,852
4/30/17	$10,826	$10,805	$11,012
5/31/17	$10,781	$10,907	$11,245
6/30/17	$10,885	$11,003	$11,288
7/31/17	$11,034	$11,209	$11,559
8/31/17	$11,004	$11,231	$11,575
9/30/17	$10,974	$11,206	$11,835
10/31/17	$10,960	$11,156	$12,058
11/30/17	$11,153	$11,472	$12,320
12/31/17	$11,409	$11,635	$12,486
1/31/18	$11,393	$11,638	$13,145
2/28/18	$10,509	$10,865	$12,601
3/31/18	$10,881	$11,134	$12,326
4/30/18	$11,130	$11,360	$12,468
5/31/18	$11,223	$11,559	$12,546
6/30/18	$11,425	$11,741	$12,540
7/31/18	$11,440	$11,845	$12,932
8/31/18	$11,456	$11,966	$13,092
9/30/18	$11,176	$11,723	$13,165
10/31/18	$10,757	$11,293	$12,198
11/30/18	$11,130	$11,719	$12,336
12/31/18	$10,474	$11,083	$11,398
1/31/19	$11,616	$12,292	$12,285
2/28/19	$11,665	$12,281	$12,655
3/31/19	$12,067	$12,730	$12,821
4/30/19	$11,906	$12,568	$13,276
5/31/19	$11,858	$12,542	$12,510
6/30/19	$12,051	$12,756	$13,334
7/31/19	$12,003	$12,807	$13,400
8/31/19	$12,244	$13,055	$13,126
9/30/19	$12,485	$13,377	$13,405
10/31/19	$12,791	$13,715	$13,746
11/30/19	$12,582	$13,555	$14,129
12/31/19	$12,640	$13,639	$14,552
1/31/20	$12,589	$13,759	$14,464
2/29/20	$11,539	$12,631	$13,241
3/31/20	$9,014	$9,775	$11,489
4/30/20	$9,539	$10,471	$12,744
5/31/20	$9,641	$10,501	$13,360
6/30/20	$9,777	$10,784	$13,713
7/31/20	$9,980	$11,092	$14,369
8/31/20	$10,268	$11,378	$15,329
9/30/20	$9,861	$11,035	$14,800
10/31/20	$9,539	$10,672	$14,346
11/30/20	$10,878	$12,084	$16,181
12/31/20	$11,255	$12,523	$16,867
1/31/21	$11,133	$12,426	$16,699
2/28/21	$11,951	$12,905	$17,127
3/31/21	$12,370	$13,289	$17,697
4/30/21	$13,171	$14,151	$18,520
5/31/21	$13,467	$14,411	$18,787
6/30/21	$13,537	$14,541	$19,067
7/31/21	$14,077	$15,104	$19,409
8/31/21	$14,147	$15,308	$19,892
9/30/21	$13,345	$14,435	$19,066
10/31/21	$14,077	$15,301	$20,146
11/30/21	$13,937	$14,967	$19,704
12/31/21	$14,969	$15,932	$20,546
1/31/22	$13,800	$15,020	$19,459
2/28/22	$13,404	$14,655	$18,967
3/31/22	$13,854	$15,331	$19,488
4/30/22	$13,296	$14,497	$17,869
5/31/22	$12,720	$13,877	$17,882
6/30/22	$11,587	$12,689	$16,333
7/31/22	$12,523	$13,703	$17,630
8/31/22	$11,623	$12,821	$16,893
9/30/22	$10,094	$11,244	$15,323
10/31/22	$10,399	$11,584	$16,423
11/30/22	$11,245	$12,369	$17,565
12/31/22	$10,846	$12,043	$16,819
1/31/23	$11,884	$13,129	$18,009
2/28/23	$11,283	$12,555	$17,576
3/31/23	$11,065	$12,168	$18,119
4/30/23	$11,265	$12,404	$18,437
5/31/23	$10,737	$11,857	$18,253
6/30/23	$11,119	$12,234	$19,357
7/31/23	$11,465	$12,701	$20,007
8/31/23	$11,083	$12,282	$19,529
9/30/23	$10,337	$11,550	$18,687
10/31/23	$9,827	$11,001	$18,144
11/30/23	$11,010	$12,176	$19,845
12/31/23	$12,032	$13,350	$20,820
1/31/24	$11,515	$12,818	$21,070
2/29/24	$11,589	$12,748	$21,963
3/31/24	$11,977	$13,210	$22,669
4/30/24	$11,053	$12,428	$21,827
5/31/24	$11,515	$12,860	$22,801
6/30/24	$11,515	$12,927	$23,265
7/31/24	$12,180	$13,713	$23,675
8/31/24	$12,735	$14,579	$24,301
9/30/24	$13,086	$15,038	$24,746
10/31/24	$12,384	$14,283	$24,255
11/30/24	$12,642	$14,630	$25,368
12/31/24	$11,684	$13,617	$24,707
1/31/25	$11,759	$13,859	$25,579
2/28/25	$11,948	$14,174	$25,395
3/31/25	$11,571	$13,869	$24,264
4/30/25	$11,627	$14,008	$24,480
5/31/25	$11,966	$14,373	$25,929
6/30/25	$12,042	$14,524	$27,048
7/31/25	$11,740	$14,360	$27,396

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	(3.61%)	3.30%	1.62%
FTSE EPRA/NAREIT Developed Index	4.72%	5.30%	3.68%
MSCI World Index (net)	15.72%	13.78%	10.60%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$53,004,486
# of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (includes Administration Fees)	$89,181

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Prologis, Inc.	6.7%
Equinix, Inc.	5.0
Goodman Group	4.4
Digital Realty Trust, Inc.	4.2
Ventas, Inc.	3.4

PACE® Global Real Estate Securities Investments

Class P

Top 5 Countries (% of Net Assets)

Value	Value
Hong Kong	2.7%
United Kingdom	7.5%
Japan	7.6%
Australia	8.8%
United States	70.6%

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Global Real Estate Securities Investments

S1831

Class P

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Annual Shareholder Report

July 31, 2025

PACE® Alternative Strategies Investments

Class A

PASIX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.83%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long-short equity managers contributed most to performance, followed by macro trading and relative value.

• Long-short equity managers like Allspring Global Investments, LLC; Kettle Hill Capital Management, LLC; and Electron Capital Partners, LLC benefited from strong equity market performance over the reporting period.

What didn't work:

• A position in a trend following manager was the largest detractor during the reporting period as the volatility across markets resulted in near term reversals which had a negative impact on the Fund’s managed futures strategy.

• DLD Asset Management LP’s (a former sub-advisor of the Fund) convertible arbitrage strategy produced modest results and that sub-advisor was subsequently replaced with Lazard Asset Management LLC and its convertible arbitrage strategy which produced more favorable performance during the reporting period.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period. Derivative use is relied upon for risk management and efficient implementation purposes.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Alternative Strategies Investments

Class A

Fund Overview

Fund Performance

	Class A with Load	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
7/31/15	$9,447	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,302	$9,338	$10,000	$9,800	$10,012
9/30/15	$9,243	$8,994	$10,001	$9,622	$10,063
10/31/15	$9,328	$9,707	$10,001	$9,704	$10,084
11/30/15	$9,336	$9,658	$10,001	$9,733	$9,917
12/31/15	$9,232	$9,488	$10,002	$9,692	$9,970
1/31/16	$9,127	$8,921	$10,003	$9,434	$10,056
2/29/16	$9,093	$8,854	$10,005	$9,321	$10,280
3/31/16	$9,119	$9,455	$10,007	$9,389	$10,558
4/30/16	$9,075	$9,605	$10,010	$9,438	$10,698
5/31/16	$9,093	$9,659	$10,012	$9,486	$10,555
6/30/16	$9,032	$9,551	$10,014	$9,442	$10,863
7/31/16	$9,119	$9,954	$10,016	$9,584	$10,945
8/31/16	$9,093	$9,962	$10,018	$9,626	$10,892
9/30/16	$9,066	$10,015	$10,021	$9,658	$10,952
10/31/16	$9,040	$9,821	$10,023	$9,631	$10,648
11/30/16	$9,032	$9,963	$10,026	$9,655	$10,225
12/31/16	$9,145	$10,201	$10,029	$9,741	$10,178
1/31/17	$9,171	$10,447	$10,033	$9,840	$10,292
2/28/17	$9,301	$10,737	$10,037	$9,929	$10,341
3/31/17	$9,292	$10,852	$10,041	$9,974	$10,357
4/30/17	$9,319	$11,012	$10,046	$10,024	$10,474
5/31/17	$9,319	$11,245	$10,052	$10,057	$10,636
6/30/17	$9,284	$11,288	$10,059	$10,054	$10,626
7/31/17	$9,319	$11,559	$10,067	$10,157	$10,805
8/31/17	$9,292	$11,575	$10,076	$10,241	$10,912
9/30/17	$9,353	$11,835	$10,085	$10,286	$10,814
10/31/17	$9,440	$12,058	$10,094	$10,405	$10,773
11/30/17	$9,501	$12,320	$10,103	$10,403	$10,892
12/31/17	$9,484	$12,486	$10,113	$10,499	$10,930
1/31/18	$9,684	$13,145	$10,124	$10,744	$11,060
2/28/18	$9,518	$12,601	$10,135	$10,579	$10,962
3/31/18	$9,423	$12,326	$10,148	$10,527	$11,079
4/30/18	$9,458	$12,468	$10,162	$10,548	$10,902
5/31/18	$9,371	$12,546	$10,177	$10,624	$10,819
6/30/18	$9,319	$12,540	$10,193	$10,575	$10,771
7/31/18	$9,432	$12,932	$10,209	$10,597	$10,753
8/31/18	$9,432	$13,092	$10,226	$10,621	$10,764
9/30/18	$9,414	$13,165	$10,244	$10,600	$10,671
10/31/18	$9,197	$12,198	$10,262	$10,291	$10,552
11/30/18	$9,232	$12,336	$10,281	$10,245	$10,585
12/31/18	$8,970	$11,398	$10,302	$10,077	$10,799
1/31/19	$9,248	$12,285	$10,323	$10,335	$10,963
2/28/19	$9,283	$12,655	$10,342	$10,445	$10,900
3/31/19	$9,310	$12,821	$10,363	$10,540	$11,037
4/30/19	$9,400	$13,276	$10,384	$10,635	$11,004
5/31/19	$9,283	$12,510	$10,406	$10,533	$11,153
6/30/19	$9,427	$13,334	$10,427	$10,697	$11,400
7/31/19	$9,480	$13,400	$10,448	$10,726	$11,369
8/31/19	$9,489	$13,126	$10,467	$10,643	$11,600
9/30/19	$9,489	$13,405	$10,485	$10,595	$11,482
10/31/19	$9,507	$13,746	$10,503	$10,649	$11,558
11/30/19	$9,480	$14,129	$10,519	$10,747	$11,471
12/31/19	$9,516	$14,552	$10,534	$10,922	$11,538
1/31/20	$9,596	$14,464	$10,548	$10,953	$11,685
2/29/20	$9,427	$13,241	$10,561	$10,785	$11,764
3/31/20	$9,122	$11,489	$10,575	$9,962	$11,500
4/30/20	$9,382	$12,744	$10,583	$10,301	$11,726
5/31/20	$9,534	$13,360	$10,588	$10,537	$11,777
6/30/20	$9,588	$13,713	$10,589	$10,744	$11,882
7/31/20	$9,883	$14,369	$10,590	$10,986	$12,261
8/31/20	$9,999	$15,329	$10,591	$11,221	$12,242
9/30/20	$9,954	$14,800	$10,592	$11,202	$12,198
10/31/20	$9,945	$14,346	$10,593	$11,237	$12,210
11/30/20	$10,249	$16,181	$10,594	$11,677	$12,432
12/31/20	$10,417	$16,867	$10,595	$12,110	$12,599
1/31/21	$10,323	$16,699	$10,596	$12,030	$12,488
2/28/21	$10,483	$17,127	$10,596	$12,370	$12,273
3/31/21	$10,520	$17,697	$10,597	$12,355	$12,037
4/30/21	$10,708	$18,520	$10,597	$12,619	$12,189
5/31/21	$10,736	$18,787	$10,597	$12,640	$12,303
6/30/21	$10,642	$19,067	$10,598	$12,710	$12,195
7/31/21	$10,595	$19,409	$10,598	$12,629	$12,357
8/31/21	$10,642	$19,892	$10,598	$12,786	$12,306
9/30/21	$10,548	$19,066	$10,598	$12,804	$12,087
10/31/21	$10,586	$20,146	$10,599	$13,005	$12,058
11/30/21	$10,445	$19,704	$10,599	$12,814	$12,022
12/31/21	$10,691	$20,546	$10,600	$12,858	$12,006
1/31/22	$10,541	$19,459	$10,600	$12,530	$11,760
2/28/22	$10,441	$18,967	$10,601	$12,456	$11,620
3/31/22	$10,521	$19,488	$10,603	$12,504	$11,266
4/30/22	$10,551	$17,869	$10,606	$12,353	$10,649
5/31/22	$10,591	$17,882	$10,611	$12,172	$10,678
6/30/22	$10,371	$16,333	$10,618	$12,011	$10,335
7/31/22	$10,471	$17,630	$10,629	$12,102	$10,555
8/31/22	$10,471	$16,893	$10,645	$12,168	$10,138
9/30/22	$10,321	$15,323	$10,666	$11,969	$9,618
10/31/22	$10,561	$16,423	$10,692	$12,020	$9,551
11/30/22	$10,681	$17,565	$10,723	$12,133	$10,001
12/31/22	$10,715	$16,819	$10,759	$12,175	$10,055
1/31/23	$10,807	$18,009	$10,799	$12,420	$10,385
2/28/23	$10,766	$17,576	$10,836	$12,352	$10,040
3/31/23	$10,653	$18,119	$10,880	$12,267	$10,357
4/30/23	$10,653	$18,437	$10,923	$12,301	$10,403
5/31/23	$10,551	$18,253	$10,969	$12,309	$10,200
6/30/23	$10,694	$19,357	$11,016	$12,454	$10,199
7/31/23	$10,786	$20,007	$11,066	$12,592	$10,269
8/31/23	$10,786	$19,529	$11,117	$12,574	$10,129
9/30/23	$10,786	$18,687	$11,168	$12,521	$9,833
10/31/23	$10,705	$18,144	$11,220	$12,385	$9,716
11/30/23	$10,960	$19,845	$11,272	$12,648	$10,205
12/31/23	$11,248	$20,820	$11,325	$12,915	$10,630
1/31/24	$11,248	$21,070	$11,377	$13,009	$10,483
2/29/24	$11,470	$21,963	$11,427	$13,236	$10,351
3/31/24	$11,703	$22,669	$11,480	$13,455	$10,408
4/30/24	$11,566	$21,827	$11,531	$13,395	$10,146
5/31/24	$11,703	$22,801	$11,585	$13,502	$10,278
6/30/24	$11,650	$23,265	$11,637	$13,542	$10,293
7/31/24	$11,778	$23,675	$11,691	$13,608	$10,577
8/31/24	$11,852	$24,301	$11,745	$13,667	$10,828
9/30/24	$11,979	$24,746	$11,797	$13,811	$11,012
10/31/24	$11,894	$24,255	$11,848	$13,835	$10,643
11/30/24	$12,159	$25,368	$11,895	$14,087	$10,679
12/31/24	$11,987	$24,707	$11,941	$14,097	$10,450
1/31/25	$12,102	$25,579	$11,987	$14,286	$10,510
2/28/25	$12,182	$25,395	$12,028	$14,210	$10,660
3/31/25	$12,090	$24,264	$12,073	$14,044	$10,725
4/30/25	$12,170	$24,480	$12,116	$14,067	$11,041
5/31/25	$12,296	$25,929	$12,161	$14,259	$11,001
6/30/25	$12,422	$27,048	$12,205	$14,493	$11,210
7/31/25	$12,491	$27,396	$12,250	$14,605	$11,043

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	6.05%	4.80%	2.83%
Class A with Load	0.19%	3.62%	2.25%
MSCI World Index (net)	15.72%	13.78%	10.60%
FTSE Three-Month US Treasury Bill Index	4.78%	2.96%	2.05%
HFRI Fund of Funds Composite Index	7.33%	5.86%	3.86%
Bloomberg Global Aggregate Index	4.41%	(2.07%)	1.00%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$277,843,211
# of Portfolio Holdings	2,369
Portfolio Turnover Rate	497%
Total Advisory Fees Paid (includes Administration Fees)	$2,128,101

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	5.1%
AQR Style Premia Alternative Fund, Class R6	1.8
Western Digital Corp., 3.000%, due 11/15/28	0.9
Sea Ltd., 2.375%, due 12/01/25	0.8
European Residential Real Estate Investment Trust	0.8

Top 5 Short Holdings (% of Net Assets)

U.S. Treasury Bills, 4.323%, due 08/05/25	(3.9%)
SPDR S&P 500 ETF Trust	(1.4)
iShares Russell 2000 ETF	(1.1)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
Western Digital Corp.	(0.9)

PACE® Alternative Strategies Investments

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Communications	5.7%
Industrials	6.5%
Consumer Discretionary	8.0%
Consumer Staples	8.6%
Technology	10.3%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1822

Class A

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Annual Shareholder Report

July 31, 2025

PACE® Alternative Strategies Investments

Class P

PASPX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$163	1.58%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long-short equity managers contributed most to performance, followed by macro trading and relative value.

• Long-short equity managers like Allspring Global Investments, LLC; Kettle Hill Capital Management, LLC; and Electron Capital Partners, LLC benefited from strong equity market performance over the reporting period.

What didn't work:

• A position in a trend following manager was the largest detractor during the reporting period as the volatility across markets resulted in near term reversals which had a negative impact on the Fund’s managed futures strategy.

• DLD Asset Management LP’s (a former sub-advisor of the Fund) convertible arbitrage strategy produced modest results and that sub-advisor was subsequently replaced with Lazard Asset Management LLC and its convertible arbitrage strategy which produced more favorable performance during the reporting period.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period. Derivative use is relied upon for risk management and efficient implementation purposes.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Alternative Strategies Investments

Class P

Fund Overview

Fund Performance

	Class P	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
7/31/15	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/15	$9,847	$9,338	$10,000	$9,800	$10,012
9/30/15	$9,793	$8,994	$10,001	$9,622	$10,063
10/31/15	$9,883	$9,707	$10,001	$9,704	$10,084
11/30/15	$9,892	$9,658	$10,001	$9,733	$9,917
12/31/15	$9,790	$9,488	$10,002	$9,692	$9,970
1/31/16	$9,678	$8,921	$10,003	$9,434	$10,056
2/29/16	$9,640	$8,854	$10,005	$9,321	$10,280
3/31/16	$9,678	$9,455	$10,007	$9,389	$10,558
4/30/16	$9,631	$9,605	$10,010	$9,438	$10,698
5/31/16	$9,650	$9,659	$10,012	$9,486	$10,555
6/30/16	$9,584	$9,551	$10,014	$9,442	$10,863
7/31/16	$9,687	$9,954	$10,016	$9,584	$10,945
8/31/16	$9,659	$9,962	$10,018	$9,626	$10,892
9/30/16	$9,631	$10,015	$10,021	$9,658	$10,952
10/31/16	$9,603	$9,821	$10,023	$9,631	$10,648
11/30/16	$9,594	$9,963	$10,026	$9,655	$10,225
12/31/16	$9,715	$10,201	$10,029	$9,741	$10,178
1/31/17	$9,752	$10,447	$10,033	$9,840	$10,292
2/28/17	$9,883	$10,737	$10,037	$9,929	$10,341
3/31/17	$9,874	$10,852	$10,041	$9,974	$10,357
4/30/17	$9,911	$11,012	$10,046	$10,024	$10,474
5/31/17	$9,911	$11,245	$10,052	$10,057	$10,636
6/30/17	$9,874	$11,288	$10,059	$10,054	$10,626
7/31/17	$9,920	$11,559	$10,067	$10,157	$10,805
8/31/17	$9,892	$11,575	$10,076	$10,241	$10,912
9/30/17	$9,958	$11,835	$10,085	$10,286	$10,814
10/31/17	$10,051	$12,058	$10,094	$10,405	$10,773
11/30/17	$10,116	$12,320	$10,103	$10,403	$10,892
12/31/17	$10,107	$12,486	$10,113	$10,499	$10,930
1/31/18	$10,321	$13,145	$10,124	$10,744	$11,060
2/28/18	$10,144	$12,601	$10,135	$10,579	$10,962
3/31/18	$10,042	$12,326	$10,148	$10,527	$11,079
4/30/18	$10,079	$12,468	$10,162	$10,548	$10,902
5/31/18	$9,995	$12,546	$10,177	$10,624	$10,819
6/30/18	$9,939	$12,540	$10,193	$10,575	$10,771
7/31/18	$10,051	$12,932	$10,209	$10,597	$10,753
8/31/18	$10,060	$13,092	$10,226	$10,621	$10,764
9/30/18	$10,042	$13,165	$10,244	$10,600	$10,671
10/31/18	$9,818	$12,198	$10,262	$10,291	$10,552
11/30/18	$9,855	$12,336	$10,281	$10,245	$10,585
12/31/18	$9,574	$11,398	$10,302	$10,077	$10,799
1/31/19	$9,882	$12,285	$10,323	$10,335	$10,963
2/28/19	$9,911	$12,655	$10,342	$10,445	$10,900
3/31/19	$9,949	$12,821	$10,363	$10,540	$11,037
4/30/19	$10,045	$13,276	$10,384	$10,635	$11,004
5/31/19	$9,920	$12,510	$10,406	$10,533	$11,153
6/30/19	$10,074	$13,334	$10,427	$10,697	$11,400
7/31/19	$10,141	$13,400	$10,448	$10,726	$11,369
8/31/19	$10,151	$13,126	$10,467	$10,643	$11,600
9/30/19	$10,151	$13,405	$10,485	$10,595	$11,482
10/31/19	$10,170	$13,746	$10,503	$10,649	$11,558
11/30/19	$10,141	$14,129	$10,519	$10,747	$11,471
12/31/19	$10,189	$14,552	$10,534	$10,922	$11,538
1/31/20	$10,276	$14,464	$10,548	$10,953	$11,685
2/29/20	$10,093	$13,241	$10,561	$10,785	$11,764
3/31/20	$9,775	$11,489	$10,575	$9,962	$11,500
4/30/20	$10,045	$12,744	$10,583	$10,301	$11,726
5/31/20	$10,218	$13,360	$10,588	$10,537	$11,777
6/30/20	$10,276	$13,713	$10,589	$10,744	$11,882
7/31/20	$10,593	$14,369	$10,590	$10,986	$12,261
8/31/20	$10,718	$15,329	$10,591	$11,221	$12,242
9/30/20	$10,680	$14,800	$10,592	$11,202	$12,198
10/31/20	$10,670	$14,346	$10,593	$11,237	$12,210
11/30/20	$10,997	$16,181	$10,594	$11,677	$12,432
12/31/20	$11,178	$16,867	$10,595	$12,110	$12,599
1/31/21	$11,077	$16,699	$10,596	$12,030	$12,488
2/28/21	$11,249	$17,127	$10,596	$12,370	$12,273
3/31/21	$11,299	$17,697	$10,597	$12,355	$12,037
4/30/21	$11,501	$18,520	$10,597	$12,619	$12,189
5/31/21	$11,532	$18,787	$10,597	$12,640	$12,303
6/30/21	$11,431	$19,067	$10,598	$12,710	$12,195
7/31/21	$11,390	$19,409	$10,598	$12,629	$12,357
8/31/21	$11,431	$19,892	$10,598	$12,786	$12,306
9/30/21	$11,340	$19,066	$10,598	$12,804	$12,087
10/31/21	$11,390	$20,146	$10,599	$13,005	$12,058
11/30/21	$11,228	$19,704	$10,599	$12,814	$12,022
12/31/21	$11,504	$20,546	$10,600	$12,858	$12,006
1/31/22	$11,342	$19,459	$10,600	$12,530	$11,760
2/28/22	$11,245	$18,967	$10,601	$12,456	$11,620
3/31/22	$11,321	$19,488	$10,603	$12,504	$11,266
4/30/22	$11,353	$17,869	$10,606	$12,353	$10,649
5/31/22	$11,407	$17,882	$10,611	$12,172	$10,678
6/30/22	$11,170	$16,333	$10,618	$12,011	$10,335
7/31/22	$11,288	$17,630	$10,629	$12,102	$10,555
8/31/22	$11,288	$16,893	$10,645	$12,168	$10,138
9/30/22	$11,116	$15,323	$10,666	$11,969	$9,618
10/31/22	$11,385	$16,423	$10,692	$12,020	$9,551
11/30/22	$11,515	$17,565	$10,723	$12,133	$10,001
12/31/22	$11,562	$16,819	$10,759	$12,175	$10,055
1/31/23	$11,651	$18,009	$10,799	$12,420	$10,385
2/28/23	$11,617	$17,576	$10,836	$12,352	$10,040
3/31/23	$11,496	$18,119	$10,880	$12,267	$10,357
4/30/23	$11,496	$18,437	$10,923	$12,301	$10,403
5/31/23	$11,397	$18,253	$10,969	$12,309	$10,200
6/30/23	$11,551	$19,357	$11,016	$12,454	$10,199
7/31/23	$11,651	$20,007	$11,066	$12,592	$10,269
8/31/23	$11,651	$19,529	$11,117	$12,574	$10,129
9/30/23	$11,662	$18,687	$11,168	$12,521	$9,833
10/31/23	$11,562	$18,144	$11,220	$12,385	$9,716
11/30/23	$11,849	$19,845	$11,272	$12,648	$10,205
12/31/23	$12,158	$20,820	$11,325	$12,915	$10,630
1/31/24	$12,158	$21,070	$11,377	$13,009	$10,483
2/29/24	$12,410	$21,963	$11,427	$13,236	$10,351
3/31/24	$12,662	$22,669	$11,480	$13,455	$10,408
4/30/24	$12,513	$21,827	$11,531	$13,395	$10,146
5/31/24	$12,674	$22,801	$11,585	$13,502	$10,278
6/30/24	$12,605	$23,265	$11,637	$13,542	$10,293
7/31/24	$12,743	$23,675	$11,691	$13,608	$10,577
8/31/24	$12,846	$24,301	$11,745	$13,667	$10,828
9/30/24	$12,972	$24,746	$11,797	$13,811	$11,012
10/31/24	$12,892	$24,255	$11,848	$13,835	$10,643
11/30/24	$13,178	$25,368	$11,895	$14,087	$10,679
12/31/24	$12,990	$24,707	$11,941	$14,097	$10,450
1/31/25	$13,127	$25,579	$11,987	$14,286	$10,510
2/28/25	$13,201	$25,395	$12,028	$14,210	$10,660
3/31/25	$13,114	$24,264	$12,073	$14,044	$10,725
4/30/25	$13,213	$24,480	$12,116	$14,067	$11,041
5/31/25	$13,337	$25,929	$12,161	$14,259	$11,001
6/30/25	$13,486	$27,048	$12,205	$14,493	$11,210
7/31/25	$13,561	$27,396	$12,250	$14,605	$11,043

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	6.42%	5.06%	3.09%
MSCI World Index (net)	15.72%	13.78%	10.60%
FTSE Three-Month US Treasury Bill Index	4.78%	2.96%	2.05%
HFRI Fund of Funds Composite Index	7.33%	5.86%	3.86%
Bloomberg Global Aggregate Index	4.41%	(2.07%)	1.00%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$277,843,211
# of Portfolio Holdings	2,369
Portfolio Turnover Rate	497%
Total Advisory Fees Paid (includes Administration Fees)	$2,128,101

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	5.1%
AQR Style Premia Alternative Fund, Class R6	1.8
Western Digital Corp., 3.000%, due 11/15/28	0.9
Sea Ltd., 2.375%, due 12/01/25	0.8
European Residential Real Estate Investment Trust	0.8

Top 5 Short Holdings (% of Net Assets)

U.S. Treasury Bills, 4.323%, due 08/05/25	(3.9%)
SPDR S&P 500 ETF Trust	(1.4)
iShares Russell 2000 ETF	(1.1)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
Western Digital Corp.	(0.9)

PACE® Alternative Strategies Investments

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Communications	5.7%
Industrials	6.5%
Consumer Discretionary	8.0%
Consumer Staples	8.6%
Technology	10.3%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1823

Class P

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Annual Shareholder Report

July 31, 2025

PACE® Alternative Strategies Investments

Class P2

PAPTX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$145	1.41%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long-short equity managers contributed most to performance, followed by macro trading and relative value.

• Long-short equity managers like Allspring Global Investments, LLC; Kettle Hill Capital Management, LLC; and Electron Capital Partners, LLC benefited from strong equity market performance over the reporting period.

What didn't work:

• A position in a trend following manager was the largest detractor during the reporting period as the volatility across markets resulted in near term reversals which had a negative impact on the Fund’s managed futures strategy.

• DLD Asset Management LP’s (a former sub-advisor of the Fund) convertible arbitrage strategy produced modest results and that sub-advisor was subsequently replaced with Lazard Asset Management LLC and its convertible arbitrage strategy which produced more favorable performance during the reporting period.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period. Derivative use is relied upon for risk management and efficient implementation purposes.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Alternative Strategies Investments

Class P2

Fund Overview

Fund Performance

	Class P2	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
11/14/22	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/22	$10,095	$10,261	$10,015	$10,000	$10,129
12/31/22	$10,117	$9,825	$10,049	$10,035	$10,184
1/31/23	$10,185	$10,520	$10,086	$10,237	$10,518
2/28/23	$10,156	$10,267	$10,121	$10,181	$10,168
3/31/23	$10,030	$10,585	$10,162	$10,110	$10,490
4/30/23	$10,030	$10,770	$10,202	$10,139	$10,536
5/31/23	$9,923	$10,663	$10,245	$10,145	$10,330
6/30/23	$10,049	$11,307	$10,289	$10,265	$10,330
7/31/23	$10,146	$11,687	$10,336	$10,378	$10,401
8/31/23	$10,146	$11,408	$10,384	$10,364	$10,259
9/30/23	$10,156	$10,916	$10,431	$10,320	$9,959
10/31/23	$10,078	$10,599	$10,480	$10,208	$9,840
11/30/23	$10,330	$11,593	$10,528	$10,424	$10,336
12/31/23	$10,595	$12,162	$10,577	$10,645	$10,766
1/31/24	$10,605	$12,308	$10,627	$10,722	$10,617
2/29/24	$10,825	$12,830	$10,673	$10,909	$10,484
3/31/24	$11,056	$13,242	$10,722	$11,089	$10,542
4/30/24	$10,936	$12,750	$10,771	$11,041	$10,276
5/31/24	$11,066	$13,320	$10,821	$11,128	$10,410
6/30/24	$11,026	$13,591	$10,869	$11,161	$10,425
7/31/24	$11,146	$13,830	$10,920	$11,216	$10,713
8/31/24	$11,236	$14,196	$10,970	$11,265	$10,966
9/30/24	$11,356	$14,456	$11,018	$11,383	$11,153
10/31/24	$11,286	$14,169	$11,066	$11,403	$10,779
11/30/24	$11,546	$14,819	$11,110	$11,610	$10,816
12/31/24	$11,380	$14,433	$11,154	$11,619	$10,584
1/31/25	$11,498	$14,942	$11,197	$11,774	$10,644
2/28/25	$11,573	$14,835	$11,235	$11,712	$10,796
3/31/25	$11,498	$14,174	$11,276	$11,575	$10,863
4/30/25	$11,573	$14,300	$11,317	$11,594	$11,182
5/31/25	$11,681	$15,147	$11,359	$11,753	$11,142
6/30/25	$11,799	$15,800	$11,400	$11,943	$11,354
7/31/25	$11,852	$16,004	$11,442	$12,053	$11,184

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 11/14/22
Class P2	6.34%	6.47%
MSCI World Index (net)	15.72%	18.95%
FTSE Three-Month US Treasury Bill Index	4.78%	5.10%
HFRI Fund of Funds Composite Index	7.33%	7.35%
Bloomberg Global Aggregate Index	4.41%	4.22%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

The HFRI Funds of Funds composite Index is a monthly priced Index so there is no rate available on 11/14/2022 to calculate a performance return since inception. Therefore, the since inception return for this Index is as of November 30, 2022, which represents the nearest month-end date after the inception date.

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$277,843,211
# of Portfolio Holdings	2,369
Portfolio Turnover Rate	497%
Total Advisory Fees Paid (includes Administration Fees)	$2,128,101

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Carillon Reams Unconstrained Bond Fund, Class I	5.1%
AQR Style Premia Alternative Fund, Class R6	1.8
Western Digital Corp., 3.000%, due 11/15/28	0.9
Sea Ltd., 2.375%, due 12/01/25	0.8
European Residential Real Estate Investment Trust	0.8

Top 5 Short Holdings (% of Net Assets)

U.S. Treasury Bills, 4.323%, due 08/05/25	(3.9%)
SPDR S&P 500 ETF Trust	(1.4)
iShares Russell 2000 ETF	(1.1)
iShares Core S&P/TSX Capped Composite Index ETF	(0.9)
Western Digital Corp.	(0.9)

PACE® Alternative Strategies Investments

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Communications	5.7%
Industrials	6.5%
Consumer Discretionary	8.0%
Consumer Staples	8.6%
Technology	10.3%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2024.

The annual operating expenses for Class P2 of the Fund increased from 1.12% for the fiscal year ended July 31, 2024 to 1.41 % for the fiscal year ended July 31, 2025. The notable decrease in the net assets of Class P2 from the fiscal year ended July 31, 2024 to the fiscal year ended July 31, 2025 increased the impact of fixed costs incurred by the Fund. There is no expense cap agreement with Class P2 so the annual operating expense ratio may fluctuate.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the Board has appointed Lazard Asset Management LLC ("Lazard"), to serve as a new subadvisor to the Fund. Lazard assumed investment advisory responsibility with respect to a separate portion of the Fund's portfolio on November 29, 2024. In addition, at the recommendation of UBS AM, the Board terminated DLD Asset Management, LP as subadvisor to the Fund, effective as of the close of business on November 29, 2024.

The Board also approved a new subadvisory agreement with Aviva Investors Canada Inc. ("AIC") and terminated Aviva Investors Americas LLC ("AIA") as subadvisor to the Fund, effective as of January 24, 2025. The terms of the new subadvisory agreement with AIC (the "AIC Subadvisory Agreement") are substantially similar to those of the prior subadvisory agreement with AIA. The AIC Subadvisory Agreement has not resulted in any material changes to the management of the relevant portion of the Fund's assets, including to the relevant investment strategies or portfolio management team.

Additionally, at the recommendation of UBS AM, the Board terminated Magnetar Asset Management LLC ("Magnetar") as subadvisor to the Fund, effective as of the close of business on June 12, 2025. Lastly, UBS AM accepted the resignation of Allspring Global Investments, LLC ("Allspring") as a subadvisor to the Fund, effective as of June 13, 2025. Allspring resigned as a subadvisor to the Fund due to its decision to discontinue its Alternative Equity strategies and to close its Alternative Equity team, resulting in the termination of the long/short global equity strategy Allspring utilized for the Fund. The portions that Magnetar and Allspring had been managing were redistributed to other existing subadvisors within the Fund.

Additional Information

If you wish to view the Fund’s financial statements and holdings, please visit www.ubs.com/sec-port-info-pace. If you wish to view additional information about the Fund including, but not limited to, its prospectus and proxy voting information, please visit www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and select the Resources tab.

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1825

Class P2

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(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Virginia G. Breen. Ms. Breen is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended July 31, 2025 and July 31, 2024, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $1,085,365 and $1,013,104, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended July 31, 2025 and July 31, 2024, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $45,651 and $44,974 respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2025 and 2024 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended July 31, 2025 and July 31, 2024, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $267,570 and $418,967, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended July 31, 2025 and July 31, 2024, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund's independent auditors and the Fund's Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2025 and July 31, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2025 and July 31, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2025 and July 31, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2025 and July 31, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2025 and July 31, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2025 and July 31, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended July 31, 2025, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%, therefore disclosure item not applicable to this filing.

(g)	For the fiscal years ended July 31, 2025 and July 31, 2024, the aggregate fees billed by E&Y of $2,473,129 and $2,401,818, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2025	2024
Covered Services	$313,221	$463,941
Non-Covered Services	$2,159,908	$1,937,877

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

PACE® Select Advisors Trust

Annual Financial Statements | July 31, 2025

UBS Government Money Market Investments Fund

Portfolio of investments—July 31, 2025

	Face amount	Value
U.S. government agency obligations—16.1%
Federal Farm Credit Banks Funding Corp. 1 day USD SOFR + 0.060%, 4.380%, due 08/01/25[1]	$9,000,000	$9,000,000
1 day USD SOFR + 0.090%, 4.410%, due 08/01/25[1]	3,000,000	3,000,000
1 day USD SOFR + 0.105%, 4.425%, due 08/01/25[1]	8,000,000	8,000,000
1 day USD SOFR + 0.115%, 4.435%, due 08/01/25[1]	11,000,000	11,000,000
1 day USD SOFR + 0.120%, 4.440%, due 08/01/25[1]	12,000,000	12,003,261
1 day USD SOFR + 0.125%, 4.445%, due 08/01/25[1]	7,000,000	7,000,000
1 day USD SOFR + 0.130%, 4.450%, due 08/01/25[1]	8,000,000	8,000,000
1 day USD SOFR + 0.155%, 4.475%, due 08/01/25[1]	12,000,000	12,000,000
1 day USD SOFR + 0.160%, 4.480%, due 08/01/25[1]	14,000,000	14,000,000
Federal Home Loan Bank Discount Notes 3.985%, due 12/26/25[2]	15,000,000	14,755,919
4.015%, due 10/17/25[2]	11,000,000	10,905,536
4.020%, due 10/17/25[2]	7,000,000	6,939,812
4.020%, due 01/22/26[2]	15,000,000	14,708,550
4.030%, due 10/27/25[2]	13,000,000	12,873,391
4.050%, due 10/20/25[2]	15,000,000	14,865,000
4.060%, due 10/22/25[2]	15,000,000	14,861,283
4.070%, due 12/19/25[2]	15,000,000	14,762,583
4.100%, due 10/10/25[2]	15,000,000	14,880,417
4.100%, due 12/05/25[2]	15,000,000	14,784,750
4.100%, due 01/02/26[2]	30,000,000	29,473,833
4.110%, due 10/06/25[2]	30,000,000	29,773,950
4.140%, due 11/03/25[2]	15,000,000	14,837,850
4.255%, due 10/09/25[2]	15,000,000	14,877,669
4.260%, due 10/15/25[2]	20,000,000	19,822,500
Federal Home Loan Banks 1 day USD SOFR + 0.030%, 4.350%, due 08/01/25[1]	17,000,000	16,996,914
1 day USD SOFR + 0.035%, 4.355%, due 08/01/25[1]	16,000,000	16,000,000
1 day USD SOFR + 0.085%, 4.405%, due 08/01/25[1]	8,000,000	8,000,000
1 day USD SOFR + 0.100%, 4.420%, due 08/01/25[1]	44,000,000	44,000,000
1 day USD SOFR + 0.115%, 4.435%, due 08/01/25[1]	20,000,000	20,000,000
1 day USD SOFR + 0.120%, 4.440%, due 08/01/25[1]	7,000,000	7,000,000
1 day USD SOFR + 0.155%, 4.475%, due 08/01/25[1]	12,000,000	12,000,000
1 day USD SOFR + 0.160%, 4.480%, due 08/01/25[1]	10,000,000	10,000,000
1 day USD SOFR + 0.170%, 4.490%, due 08/01/25[1]	12,000,000	12,000,000
Total U.S. government agency obligations (cost—$473,123,218)		473,123,218
	Face amount	Value
U.S. Treasury obligations—33.1%
U.S. Treasury Bills 4.256% due 01/02/26[3]	$30,000,000	$29,472,550
4.261% due 01/22/26[3]	30,000,000	29,403,325
4.266% due 01/29/26[3]	30,000,000	29,378,567
4.271% due 01/15/26[3]	30,000,000	29,425,938
4.293% due 01/08/26[3]	30,000,000	29,447,333
4.329% due 12/02/25[3]	30,000,000	29,582,508
4.340% due 10/30/25[3]	30,000,000	29,682,375
4.344% due 11/25/25[3]	30,000,000	29,591,583
4.346% due 10/23/25[3]	30,000,000	29,706,733
4.350% due 11/18/25[3]	45,000,000	44,423,663
4.351% due 10/16/25[3]	45,000,000	44,596,725
4.355% due 11/12/25[3]	45,000,000	44,455,387
4.361% due 10/09/25[3]	45,000,000	44,633,006
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.098%, 4.384% due 08/01/25[1]	41,000,000	40,992,324
3 mo. Treasury money market yield + 0.150%, 4.436% due 08/01/25[1]	79,000,000	79,000,656
3 mo. Treasury money market yield + 0.160%, 4.446% due 08/01/25[1]	30,000,000	30,003,996
3 mo. Treasury money market yield + 0.182%, 4.468% due 08/01/25[1]	42,000,000	41,985,245
3 mo. Treasury money market yield + 0.205%, 4.491% due 08/01/25[1]	87,000,000	87,042,523
3 mo. Treasury money market yield + 0.245%, 4.531% due 08/01/25[1]	95,000,000	95,011,539
U.S. Treasury Notes 3.625% due 05/15/26	15,000,000	14,948,488
3.750% due 04/15/26	15,000,000	14,960,466
3.875% due 01/15/26	14,000,000	13,989,854
4.250% due 01/31/26	37,000,000	37,024,104
4.500% due 03/31/26	30,000,000	30,069,631
4.625% due 03/15/26	14,000,000	14,043,181
4.875% due 04/30/26	30,000,000	30,155,157
Total U.S. Treasury obligations (cost—$973,026,857)		973,026,857
Repurchase agreements—51.8%
Repurchase agreement dated 07/31/25 with Goldman Sachs & Co., 4.370% due 08/01/25, collateralized by $51,096,000 U.S. Treasury Notes, 4.000% due 02/15/34, $700 U.S. Treasury Bonds, 2.875% due 05/15/49, $10,000 Federal Home Loan Bank obligations, 2.740% due 05/06/41, $2,000 Federal National Mortgage Association obligations, 1.875% due 09/24/26; (value—$51,000,021); proceeds: $50,006,069	50,000,000	50,000,000

UBS Government Money Market Investments Fund

Portfolio of investments—July 31, 2025

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 07/31/25 with Fixed Income Clearing Corp., 4.360% due 08/01/25, collateralized by $1,503,944,900 U.S. Treasury Notes, 3.875% to 4.625% due 06/15/27 to 07/31/27; (value—$1,502,582,580); proceeds: $1,473,298,411	$1,473,120,000	$1,473,120,000
Total repurchase agreements (cost—$1,523,120,000)		1,523,120,000
Total investments (cost—$2,969,270,075 which approximates cost for federal income tax purposes)—101.0%		2,969,270,075
Liabilities in excess of other assets—(1.0)%		(30,340,740)
Net assets—100.0%		$2,938,929,335

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$473,123,218	$—	$473,123,218
U.S. Treasury obligations	—	973,026,857	—	973,026,857
Repurchase agreements	—	1,523,120,000	—	1,523,120,000
Total	$—	$2,969,270,075	$—	$2,969,270,075

At July 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Rate shown is the discount rate at the date of purchase unless otherwise noted.

3  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Asset-backed securities—7.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R1, Class M4, 1 mo. USD Term SOFR + 1.224%, 5.577%, due 03/25/35[1]	$110,576	$109,620
Amortizing Residential Collateral Trust, Series 2004-1, Class A5, 1 mo. USD Term SOFR + 1.114%, 5.467%, due 10/25/34[1]	64,950	64,965
Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class A, 3 mo. USD Term SOFR + 1.700%, 6.026%, due 04/20/37[1,2]	500,000	501,879
Apex Credit CLO Ltd., Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.800%, 6.126%, due 04/20/36[1,2]	500,000	503,947
Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.314%, 5.667%, due 08/25/34[1]	895,107	899,025
Chase Funding Trust, Series 2002-3, Class 2A1, 1 mo. USD Term SOFR + 0.754%, 5.107%, due 08/25/32[1]	106,795	105,300
Series 2002-4, Class 2A1, 1 mo. USD Term SOFR + 0.854%, 5.207%, due 10/25/32[1]	3,759	3,727
Countrywide Asset-Backed Certificates, Series 2004-2, Class 3A4, 1 mo. USD Term SOFR + 0.614%, 4.967%, due 07/25/34[1]	51,385	50,423
Countrywide Asset-Backed Certificates Trust, Series 2004-4, Class M1, 1 mo. USD Term SOFR + 0.834%, 5.187%, due 07/25/34[1]	9,179	9,563
Series 2004-6, Class M1, 1 mo. USD Term SOFR + 1.014%, 5.367%, due 10/25/34[1]	36,516	36,159
Diameter Capital CLO 6 Ltd., Series 2024-6A, Class A1, 3 mo. USD Term SOFR + 1.610%, 5.928%, due 04/15/37[1,2]	700,000	702,806
EMC Mortgage Loan Trust, Series 2003-A, Class A2, 1 mo. USD Term SOFR + 1.614%, 5.967%, due 08/25/40[1,2]	45,190	45,658
EquiFirst Loan Securitization Trust, Series 2007-1, Class A1, 1 mo. USD Term SOFR + 0.284%, 4.637%, due 04/25/37[1,2]	953,536	877,257
Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.352%, 5.669%, due 07/15/31[1,2]	942,921	943,227
	Face amount	Value
Asset-backed securities—(continued)
Generate CLO 3 Ltd., Series 3A, Class A2R, 3 mo. USD Term SOFR + 1.830%, 6.156%, due 10/20/36[1,2]	$700,000	$702,372
KGS-Alpha SBA COOF Trust, Series 2012-5, Class A, IO, 1.134%, due 04/25/38[1,2,3,4]	4,059,925	81,198
KKR CLO 28 Ltd., Series 28A, Class AR, 3 mo. USD Term SOFR + 1.440%, 5.758%, due 02/09/35[1,2]	500,000	500,608
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2, 1 mo. USD Term SOFR + 0.294%, 4.647%, due 04/25/37[1]	42,817	23,999
Palmer Square CLO Ltd., Series 2022-1A, Class A, 3 mo. USD Term SOFR + 1.320%, 5.646%, due 04/20/35[1,2]	150,000	150,354
PRET LLC, Series 2021-RN2, Class A1, 4.744%, due 07/25/51[1,2]	2,555,764	2,544,771
Series 2022-RN1, Class A1, 6.721%, due 07/25/51[1,2]	1,066,445	1,066,743
Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 1 mo. USD Term SOFR + 0.994%, 3.587%, due 08/25/33[1]	86,253	78,189
Saxon Asset Securities Trust, Series 2005-3, Class M3, 1 mo. USD Term SOFR + 0.864%, 0.821%, due 11/25/35[1]	134,657	133,428
Soundview Home Loan Trust, Series 2007-OPT1, Class 1A1, 1 mo. USD Term SOFR + 0.314%, 4.667%, due 06/25/37[1]	499,275	337,012
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M2, 1 mo. USD Term SOFR + 0.804%, 5.157%, due 09/25/35[1]	636,851	608,009
Sycamore Tree CLO Ltd., Series 2023-2A, Class AR, 3 mo. USD Term SOFR + 1.680%, 6.006%, due 01/20/37[1,2]	400,000	400,988
TCW CLO Ltd., Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.600%, 5.918%, due 01/16/37[1,2]	500,000	501,107
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 3 mo. USD Term SOFR + 1.370%, 5.689%, due 04/25/33[1,2]	487,040	487,933
Venture 33 CLO Ltd., Series 2018-33A, Class A1LR, 3 mo. USD Term SOFR + 1.322%, 5.639%, due 07/15/31[1,2]	167,328	167,415

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Asset-backed securities—(concluded)
Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 3 mo. USD Term SOFR + 1.392%, 5.717%, due 04/20/32[1,2]	$479,959	$480,275
Total asset-backed securities (cost—$13,037,229)		13,117,957
Mortgage-backed securities—17.5%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 4.826%, due 11/25/35[1]	224,282	156,217
BCAP LLC Trust, Series 2010-RR1, Class 1A4, 4.768%, due 03/26/37[1,2]	47,654	38,997
Series 2013-RR1, Class 3A4, 6.000%, due 10/26/37[1,2]	122,111	82,030
Bear Stearns ARM Trust, Series 2004-2, Class 12A2, 4.355%, due 05/25/34[1]	17,770	16,484
Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A2, 5.500%, due 06/25/34[1]	274,064	264,119
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, 5.750%, due 10/25/33[1]	74,192	83,921
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-1A, Class A1, 1 mo. USD Term SOFR + 0.394%, 4.747%, due 01/25/35[1,2]	5,620	5,484
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1, 4.401%, due 05/19/33[1]	2,220	2,047
Series 2007-15, Class 2A2, 6.500%, due 09/25/37	23,859	8,455
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ45, Class A2, 4.660%, due 01/25/31	600,000	603,007
Federal Home Loan Mortgage Corp. REMICS, Series 4265, Class ES, (3.200)* 30 day USD SOFR Average + 13.394%, 0.000%, due 11/15/43[1]	828,981	735,635
Series 2614, Class WO, PO, 0.000%, due 05/15/33[5]	262,152	227,651
Series 4839, Class UO, PO, 0.000%, due 08/15/56[5]	368,350	226,990
Series 4836, PO, 0.000%, due 10/15/58[5]	656,510	394,162
Series 4263, Class SD, (2.667)* 30 day USD SOFR Average + 11.961%, 0.389%, due 11/15/43[1]	280,545	241,931
	Face amount	Value
Mortgage-backed securities—(continued)
Series 4255, Class SN, (2.667)* 30 day USD SOFR Average + 11.961%, 0.458%, due 05/15/35[1]	$255,091	$247,920
Series 4076, Class SW, IO, (1.000)* 30 day USD SOFR Average + 5.936%, 1.596%, due 07/15/42[1]	788,392	76,856
Series 3635, Class IB, IO, 1.682%, due 10/15/37[1]	27,732	1,376
Series 4156, Class SA, IO, (1.000)* 30 day USD SOFR Average + 6.086%, 1.746%, due 01/15/33[1]	403,517	31,976
Series 3621, Class WI, IO, 1.810%, due 05/15/37[1]	17,643	972
Series 3598, Class JI, IO, 1.880%, due 10/15/37[1]	10,934	476
Series 4367, Class GS, IO, 1.907%, due 03/15/37[1]	27,402	1,465
Series 5034, Class MI, IO, 2.000%, due 11/25/50	615,389	82,437
Series 3339, Class LI, IO, (1.000)* 30 day USD SOFR Average + 6.366%, 2.026%, due 07/15/37[1]	365,323	31,719
Series 3684, Class JI, IO, 2.111%, due 11/15/36[1]	85,282	4,897
Series 4463, IO, 2.158%, due 02/15/38[1]	46,617	2,557
Series 4394, Class WI, IO, 2.167%, due 08/15/41[1]	24,325	1,316
Series 3962, Class KS, IO, 2.179%, due 06/15/38[1]	70,759	4,186
Series 4438, Class WI, IO, 2.188%, due 11/15/38[1]	78,200	4,304
Series 4338, Class SB, IO, 2.295%, due 10/15/41[1]	45,849	2,667
Series 4182, Class YI, IO, 2.500%, due 03/15/28	451,408	10,493
Series 4324, IO, 2.524%, due 08/15/36[1]	30,302	1,923
Series 4100, Class HI, IO, 3.000%, due 08/15/27	32,111	630

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Mortgage-backed securities—(continued)
Series 4182, Class QI, IO, 3.000%, due 02/15/33	$30,069	$1,464
Series 4165, Class TI, IO, 3.000%, due 12/15/42	385,670	19,962
Series 2513, Class AS, IO, (1.000)* 30 day USD SOFR Average + 7.886%, 3.546%, due 02/15/32[1]	82,404	8,396
Series 4544, Class IP, IO, 4.000%, due 01/15/46	817,579	142,305
Series 3442, Class MT, 30 day USD SOFR Average + 0.114%, 4.454%, due 07/15/34[1]	21,538	20,068
Series 4832, Class FW, 30 day USD SOFR Average + 0.464%, 4.777%, due 04/15/38[1]	530,229	523,282
Series 2411, Class FJ, 30 day USD SOFR Average + 0.464%, 4.804%, due 12/15/29[1]	3,456	3,446
Series 3096, Class FL, 30 day USD SOFR Average + 0.514%, 4.854%, due 01/15/36[1]	44,062	43,653
Series 3114, Class PF, 30 day USD SOFR Average + 0.514%, 4.854%, due 02/15/36[1]	257,157	255,348
Series 3153, Class UF, 30 day USD SOFR Average + 0.544%, 4.884%, due 05/15/36[1]	62,335	61,981
Series 4945, Class F, 30 day USD SOFR Average + 0.614%, 4.927%, due 12/15/46[1]	82,344	81,528
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 4.954%, due 01/15/32[1]	5,689	5,686
Series 4068, Class UF, 30 day USD SOFR Average + 0.614%, 4.954%, due 06/15/42[1]	335,853	332,402
Series 3667, Class FW, 30 day USD SOFR Average + 0.664%, 5.004%, due 02/15/38[1]	3,900	3,889
Series 4940, Class FE, 30 day USD SOFR Average + 0.664%, 5.015%, due 01/25/50[1]	215,519	209,443
Series 3671, Class FQ, 30 day USD SOFR Average + 0.964%, 5.304%, due 12/15/36[1]	379,424	382,309
Series 3864, Class NT, (9.167)* 30 day USD SOFR Average + 59.451%, 5.500%, due 03/15/39[1]	157,337	157,856
Series 2136, Class GD, IO, 7.000%, due 03/15/29	209	13
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2178, Class PI, IO, 7.500%, due 08/15/29	$1,942	$187
Federal Home Loan Mortgage Corp. STRIPS, Series 389, Class C40, IO, 2.500%, due 10/15/52	4,175,611	655,014
Series 303, Class C19, IO, 3.500%, due 01/15/43	345,813	56,765
Series 345, Class C13, IO, 3.500%, due 08/15/45	509,557	76,639
Series 330, Class F4, 30 day USD SOFR Average + 0.464%, 4.777%, due 10/15/37[1]	119,642	118,205
Series 326, Class F2, 30 day USD SOFR Average + 0.664%, 5.004%, due 03/15/44[1]	202,737	201,556
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.000%, due 09/25/45	170,505	148,380
Series 2017-SC01, Class 1A, 3.000%, due 12/25/46	316,831	271,682
Series 2017-SC01, Class 2A, 3.500%, due 12/25/46	362,050	317,111
Federal National Mortgage Association Interest STRIPS, Series 419, Class C3, IO, 3.000%, due 11/25/43	73,581	9,893
Series 413, Class 111, IO, 4.000%, due 07/25/42[1]	364,677	51,492
Series 431, Class C57, IO, 4.376%, due 04/25/53[1]	911,017	173,583
Series 386, Class 14, IO, 6.500%, due 04/25/38	25,421	5,775
Federal National Mortgage Association REMICS, Series 2012-111, Class HS, (0.833)* 30 day USD SOFR Average + 3.571%, 0.000%, due 10/25/42[1]	36,376	23,737
Series 2015-73, Class ES, (2.333)* 30 day USD SOFR Average + 9.066%, 0.000%, due 10/25/45[1]	176,805	107,492
Series 2022-3, Class SD, IO, (1.000)* 30 day USD SOFR Average + 2.550%, 0.000%, due 02/25/52[1]	3,529,640	14,707
Series 2014-84, Class AI, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 0.200%, due 02/25/43[1]	209,867	1,325

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2012-134, Class BH, 1.250%, due 12/25/27	$1,385,490	$1,341,867
Series 2019-62, Class SN, IO, (1.000)* 30 day USD SOFR Average + 5.886%, 1.536%, due 11/25/49[1]	175,523	22,002
Series 2014-42, Class SA, IO, 1.592%, due 07/25/44[1]	76,160	3,008
Series 2016-76, Class CS, IO, 1.650%, due 10/25/46[1]	30,416	1,296
Series 2012-77, IO, 1.653%, due 07/25/52[1]	79,475	3,843
Series 2013-28, Class YS, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 1.686%, due 07/25/42[1]	278,415	31,795
Series 2013-34, Class PS, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 1.686%, due 08/25/42[1]	227,066	18,284
Series 2015-64, Class KS, IO, 1.803%, due 09/25/45[1]	72,493	2,857
Series 2014-43, Class BS, IO, 1.850%, due 07/25/44[1]	137,956	7,898
Series 2016-17, Class CS, IO, 1.856%, due 04/25/46[1]	52,841	2,491
Series 2015-10, Class SA, IO, 1.924%, due 03/25/45[1]	168,331	9,053
Series 2015-50, Class SB, IO, 1.932%, due 07/25/45[1]	426,826	24,322
Series 2015-19, Class AI, IO, 1.966%, due 04/25/55[1]	126,315	5,989
Series 2014-92, Class SB, IO, 2.002%, due 01/25/45[1]	68,657	3,675
Series 2014-45, Class SA, IO, 2.009%, due 08/25/44[1]	68,484	4,477
Series 2014-47, Class BI, IO, 2.028%, due 08/25/54[1]	133,728	6,883
Series 2010-76, Class SA, IO, (1.000)* 30 day USD SOFR Average + 6.386%, 2.036%, due 07/25/40[1]	272,183	20,698
Series 2015-58, Class AI, IO, 2.214%, due 08/25/55[1]	79,957	4,317
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2020-70, IO, 2.224%, due 10/25/50[1]	$7,296,061	$348,415
Series 2021-3, Class TI, IO, 2.500%, due 02/25/51	785,282	144,243
Series 2018-28, Class CA, 3.000%, due 05/25/48	188,776	167,140
Series 2013-30, Class GI, IO, 3.000%, due 01/25/43	542,310	39,423
Series 2013-45, Class IK, IO, 3.000%, due 02/25/43	377,728	34,618
Series 2013-30, Class JI, IO, 3.000%, due 04/25/43	199,239	22,840
Series 2013-116, Class IY, IO, 3.000%, due 09/25/43	163,324	9,865
Series 2016-14, IO, 3.000%, due 03/25/46	304,719	37,668
Series 2016-20, Class EI, IO, 3.000%, due 04/25/46	97,769	9,717
Series 2016-52, Class PI, IO, 3.000%, due 04/25/46	244,773	26,456
Series 2016-64, Class IA, IO, 3.000%, due 05/25/46	230,463	26,234
Series 2016-63, Class YI, IO, 3.500%, due 04/25/46	33,443	2,647
Series 2015-47, Class GI, IO, 4.000%, due 06/25/44	22,048	1,265
Series 2020-54, Class WF, 30 day USD SOFR Average + 0.564%, 4.254%, due 08/25/50[1]	320,357	304,549
Series 2012-122, Class LI, IO, 4.500%, due 07/25/41	121,878	6,601
Series 2018-85, Class FE, 30 day USD SOFR Average + 0.414%, 4.765%, due 12/25/48[1]	1,176,029	1,160,319
Series 2007-67, Class FB, 30 day USD SOFR Average + 0.434%, 4.785%, due 07/25/37[1]	23,302	23,006
Series 2012-128, Class FK, 30 day USD SOFR Average + 0.464%, 4.815%, due 11/25/42[1]	100,408	98,307
Series 2002-60, Class F1, 30 day USD SOFR Average + 0.514%, 4.865%, due 06/25/32[1]	24,199	24,142

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2019-10, Class FA, 30 day USD SOFR Average + 0.514%, 4.865%, due 03/25/49[1]	$1,843,547	$1,824,749
Series 2012-90, Class FB, 30 day USD SOFR Average + 0.554%, 4.905%, due 08/25/42[1]	35,228	34,821
Series 2010-141, Class FA, 30 day USD SOFR Average + 0.614%, 4.965%, due 12/25/40[1]	95,131	94,306
Series 2024-38, Class FA, 30 day USD SOFR Average + 0.800%, 5.113%, due 01/25/51[1]	1,496,699	1,496,650
Series 2024-10, Class AF, 30 day USD SOFR Average + 0.900%, 5.213%, due 12/25/50[1]	643,166	641,871
Series 2009-33, Class FB, 30 day USD SOFR Average + 0.934%, 5.285%, due 03/25/37[1]	206,458	207,739
Federal National Mortgage Association-ACES, Series 2020-M33, Class X2, IO, 2.242%, due 01/25/31[1]	582,609	34,473
Series 2016-M11, Class AL, 2.944%, due 07/25/39	368,136	333,610
Fremont Home Loan Trust, Series 2004-A, Class M1, 1 mo. USD Term SOFR + 0.939%, 5.292%, due 01/25/34[1]	237,002	225,735
Government National Mortgage Association REMICS, Series 2015-126, Class GS, (2.333)* 1 mo. USD Term SOFR + 9.066%, 0.000%, due 09/20/45[1]	323,052	197,518
Series 2007-18, Class CO, PO, 0.000%, due 03/20/35[5]	8,558	8,108
Series 2015-180, Class SA, IO, 0.086%, due 06/20/42[1]	119,886	7,151
Series 2017-15, Class WI, IO, 0.092%, due 11/20/45[1]	116,413	5,321
Series 2015-166, Class SA, IO, 0.136%, due 06/20/42[1]	110,267	5,258
Series 2016-180, Class WI, IO, 0.137%, due 09/20/45[1]	195,020	7,987
Series 2017-57, Class WI, IO, 0.143%, due 12/20/45[1]	49,140	2,214
Series 2015-127, Class AS, IO, 0.207%, due 06/20/43[1]	114,673	5,447
Series 2016-138, Class WI, IO, 0.213%, due 08/20/45[1]	101,417	3,860
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2017-H23, Class MA, 3.000%, due 11/20/67	$494,653	$478,985
Series 2013-77, Class GI, IO, 3.000%, due 02/20/43	614,756	51,805
Series 2014-158, Class IA, IO, 3.500%, due 10/20/29	125,239	5,061
Series 2013-23, Class IP, IO, 3.500%, due 08/20/42	485,619	50,959
Series 2015-165, Class IB, IO, 3.500%, due 11/20/42	117,278	10,774
Series 2016-118, Class IE, IO, 3.500%, due 09/20/46	26,307	3,812
Series 2024-H07, Class FC, 30 day USD SOFR Average + 0.650%, 4.998%, due 02/20/74[1]	700,857	699,580
Series 2013-H19, Class DF, 1 mo. USD Term SOFR + 0.764%, 5.087%, due 05/20/63[1]	110,266	110,523
Series 2015-H30, Class FA, 1 mo. USD Term SOFR + 0.794%, 5.117%, due 08/20/61[1]	3,182	3,176
Series 2015-H29, Class FJ, 1 mo. USD Term SOFR + 0.794%, 5.117%, due 11/20/65[1]	540,649	540,987
Series 2015-H29, Class FA, 1 mo. USD Term SOFR + 0.814%, 5.137%, due 10/20/65[1]	443	443
Series 2024-H07, Class JF, 30 day USD SOFR Average + 0.790%, 5.138%, due 04/20/74[1]	479,893	479,237
Series 2013-H23, Class TA, 1 mo. USD Term SOFR + 0.834%, 5.157%, due 09/20/63[1]	35,267	35,382
Series 2015-H27, Class FA, 1 mo. USD Term SOFR + 0.864%, 5.187%, due 09/20/65[1]	605,586	606,393
Series 2016-H14, Class FA, 1 mo. USD Term SOFR + 0.914%, 5.237%, due 06/20/66[1]	105,010	105,225
Series 2024-H01, Class FB, 30 day USD SOFR Average + 0.900%, 5.248%, due 01/20/74[1]	960,593	963,061
Series 2010-H01, Class FA, 1 mo. USD Term SOFR + 0.934%, 5.256%, due 01/20/60[1]	168,159	169,299
Series 2024-H02, Class FH, 30 day USD SOFR Average + 0.930%, 5.278%, due 01/20/74[1]	1,850,598	1,858,955
Series 2024-H02, Class FJ, 30 day USD SOFR Average + 1.000%, 5.348%, due 12/20/73[1]	1,436,945	1,440,696

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2013-H20, Class FB, 1 mo. USD Term SOFR + 1.114%, 5.437%, due 08/20/63[1]	$57,859	$58,555
GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A2, 2.500%, due 07/25/52[1,2]	1,392,668	1,118,363
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1, 1 mo. USD Term SOFR + 0.444%, 4.797%, due 12/25/34[1]	878	841
IndyMac INDX Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.754%, 5.107%, due 02/25/35[1]	134,454	123,510
JP Morgan Alternative Loan Trust, Series 2008-R4, Class 2A1, 1 mo. USD Term SOFR + 0.614%, 4.936%, due 06/27/37[1,2]	387,155	230,398
JP Morgan Mortgage Trust, Series 2019-6, Class A11, 1 mo. USD Term SOFR + 1.014%, 5.367%, due 12/25/49[1,2]	250,498	238,906
Series 2019-INV2, Class A11, 1 mo. USD Term SOFR + 1.014%, 5.367%, due 02/25/50[1,2]	411,966	392,616
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 1 mo. USD Term SOFR + 0.574%, 4.927%, due 04/25/29[1]	7,854	7,234
Series 2004-1, Class 2A2, 5.350%, due 12/25/34[1]	43,505	41,066
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1, 1 mo. USD Term SOFR + 0.434%, 4.787%, due 01/25/35[1]	11,639	10,987
Morgan Stanley Re-REMICS Trust, Series 2010-R4, Class 4B, 1 mo. USD Term SOFR + 0.344%, 3.117%, due 02/26/37[1,2]	79,913	68,550
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A, 1 yr. CMT + 0.500%, 4.580%, due 05/25/42[1,2]	653,214	596,624
Multifamily Housing Mortgage Loan Trust, Series Q034, Class APT2, 2.862%, due 07/25/54[1]	1,094,483	1,024,573
OBX Trust, Series 2022-INV2, Class A1, 3.000%, due 01/25/52[1,2]	490,464	412,928
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A1, 1 mo. USD Term SOFR + 0.614%, 4.967%, due 07/25/36[1]	184,387	115,675
Sequoia Mortgage Trust 11, Series 11, Class A, 1 mo. USD Term SOFR + 1.014%, 5.365%, due 12/20/32[1]	59,437	51,480
	Face amount	Value
Mortgage-backed securities—(concluded)
Sequoia Mortgage Trust 5, Series 5, Class A, 1 mo. USD Term SOFR + 0.814%, 5.165%, due 10/19/26[1]	$14,368	$14,135
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1 mo. USD Term SOFR + 0.554%, 4.907%, due 05/25/37[1]	72,861	66,222
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 4.887%, due 04/25/36[1]	118,683	107,197
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 5.754%, due 04/25/45[1]	13,895	13,571
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 2A, 6.630%, due 09/25/33[1]	20,907	20,349
Total mortgage-backed securities (cost—$33,932,165)		29,549,035
U.S. government agency obligations—177.8%
Federal Home Loan Mortgage Corp. 2.000%, due 04/01/36	563,405	514,748
2.500%, due 01/01/31	46,783	45,051
2.500%, due 11/01/31	19,204	18,405
2.500%, due 07/01/32	31,275	29,806
2.500%, due 08/01/32	147,132	139,976
2.500%, due 09/01/32	197,405	187,691
2.500%, due 11/01/32	6,263	5,956
2.500%, due 12/01/32	181,686	172,492
2.500%, due 01/01/33	45,604	43,278
2.500%, due 12/01/50	973,375	799,161
2.500%, due 08/01/51	4,288,655	3,577,391
2.500%, due 09/01/51	742,452	617,459
2.500%, due 03/01/52	1,165,164	962,276
2.500%, due 04/01/52	85,951	70,923
3.000%, due 10/01/26	3,292	3,256
3.000%, due 11/01/26	17,418	17,222
3.000%, due 01/01/27	99,211	98,058
3.000%, due 02/01/32	65,322	63,200
3.000%, due 04/01/32	336,360	325,075
3.000%, due 05/01/32	227,882	220,121
3.000%, due 07/01/32	123,937	119,649
3.000%, due 10/01/32	129,518	124,910
3.000%, due 11/01/32	229,069	220,860
3.000%, due 01/01/33	509,014	489,733
3.000%, due 02/01/40	893,716	828,469
3.000%, due 06/01/42	1,320,450	1,188,150
3.000%, due 07/01/42	152,193	136,944
3.000%, due 08/01/42	53,914	48,512
3.000%, due 04/01/43	104,322	93,892
3.000%, due 05/01/43	63,305	57,029
3.000%, due 12/01/44	124,474	111,188
3.000%, due 08/01/46	128,695	111,989
3.000%, due 12/01/46	569,537	502,457
3.000%, due 06/01/50	456,968	399,329

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 04/01/51	$1,421,034	$1,217,177
3.000%, due 06/01/51	691,763	592,525
3.000%, due 07/01/51	4,708,485	4,088,283
3.000%, due 10/01/51	128,304	111,486
3.000%, due 12/01/51	1,143,987	979,874
3.000%, due 03/01/52	921,802	794,031
3.000%, due 04/01/52	1,625,474	1,399,711
3.050%, due 03/01/32	221,351	201,004
3.500%, due 09/01/32	134,059	131,050
3.500%, due 12/01/33	80,573	78,341
3.500%, due 06/01/34	49,766	48,278
3.500%, due 07/01/34	20,702	20,081
3.500%, due 03/01/35	318,031	307,612
3.500%, due 04/01/35	162,631	157,352
3.500%, due 03/01/42	526	490
3.500%, due 07/01/43	560	520
3.500%, due 05/01/48	552,708	502,694
3.500%, due 02/01/50	228,845	205,295
4.000%, due 01/01/37	120,784	117,752
4.000%, due 03/01/43	451,874	430,096
4.000%, due 07/01/43	69,506	66,157
4.000%, due 08/01/44	980,906	936,473
4.000%, due 11/01/47	109,201	102,625
4.000%, due 01/01/48	303,116	284,861
4.000%, due 02/01/48	16,101	15,132
4.000%, due 03/01/48	8,631	8,096
4.000%, due 04/01/48	24,649	23,122
4.000%, due 06/01/48	94,531	88,003
4.000%, due 10/01/48	1,369,066	1,284,491
4.000%, due 12/01/48	117,403	109,294
4.000%, due 04/01/49	457,348	428,270
4.500%, due 09/01/34	287,615	286,970
4.500%, due 01/01/36	8,939	8,906
4.500%, due 05/01/37	1,008	1,001
4.500%, due 05/01/38	23,783	23,543
4.500%, due 12/01/42	109,195	106,983
4.500%, due 01/01/43	136,715	133,946
4.500%, due 02/01/43	209,811	205,561
4.500%, due 06/01/43	338,941	330,073
4.500%, due 02/01/49	35,989	34,773
4.500%, due 06/01/50	247,365	237,871
4.500%, due 12/01/52	414,019	394,586
4.500%, due 03/01/53	466,473	444,137
4.500%, due 06/01/53	170,722	162,377
5.000%, due 10/01/25	270	270
5.000%, due 11/01/27	868	869
5.000%, due 09/01/33	41,470	41,843
5.000%, due 06/01/34	2,462	2,489
5.000%, due 04/01/35	15,538	15,734
5.000%, due 05/01/35	24,686	24,998
5.000%, due 07/01/35	39,103	39,595
5.000%, due 08/01/35	6,835	6,921
5.000%, due 10/01/35	6,472	6,553
5.000%, due 12/01/35	184	186
5.000%, due 07/01/38	105,891	106,968
5.000%, due 11/01/38	64,800	65,451
5.000%, due 06/01/39	14,738	14,860
	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 03/01/40	$1,584	$1,595
5.000%, due 07/01/40	75,733	76,264
5.000%, due 09/01/40	67,605	68,176
5.000%, due 11/01/40	10,796	10,871
5.000%, due 02/01/41	81,551	82,045
5.000%, due 03/01/41	15,670	15,765
5.000%, due 04/01/41	32,017	32,210
5.000%, due 05/01/41	25,289	25,443
5.000%, due 07/01/41	15,718	15,813
5.000%, due 08/01/44	14,412	14,557
5.000%, due 03/01/49	513,203	511,415
5.000%, due 02/01/53	509,095	498,213
5.000%, due 03/01/53	262,124	256,192
5.000%, due 05/01/53	545,079	531,549
5.000%, due 06/01/53	1,238,775	1,215,184
5.000%, due 08/01/53	385,429	377,505
5.500%, due 02/01/32	394	401
5.500%, due 12/01/32	836	854
5.500%, due 02/01/33	17,915	18,343
5.500%, due 05/01/33	197	202
5.500%, due 06/01/33	77,916	79,786
5.500%, due 12/01/33	13,697	14,025
5.500%, due 12/01/34	11,478	11,836
5.500%, due 06/01/35	189,704	194,914
5.500%, due 07/01/35	1,497	1,533
5.500%, due 10/01/35	61,633	63,519
5.500%, due 12/01/35	21,139	21,787
5.500%, due 06/01/36	109,955	113,379
5.500%, due 12/01/36	174,245	179,452
5.500%, due 03/01/37	17,583	18,081
5.500%, due 07/01/37	29,520	30,355
5.500%, due 10/01/37	845	869
5.500%, due 04/01/38	34,062	35,080
5.500%, due 05/01/38	3,928	4,041
5.500%, due 12/01/38	510	525
5.500%, due 01/01/39	16,200	16,659
5.500%, due 09/01/39	53,410	54,923
5.500%, due 02/01/40	1,993	2,050
5.500%, due 03/01/40	2,112	2,173
5.500%, due 05/01/40	30,125	30,993
5.500%, due 03/01/41	32,360	33,293
6.000%, due 11/01/37	331,829	347,667
6.000%, due 04/01/55	2,967,963	3,054,057
6.000%, due 05/01/55	6,104,354	6,274,049
1 yr. CMT + 2.137%, 6.262%, due 01/01/28[1]	1,316	1,317
1 yr. CMT + 2.220%, 6.352%, due 11/01/29[1]	14,826	14,850
1 yr. CMT + 2.150%, 6.402%, due 11/01/27[1]	11,179	11,169
1 yr. CMT + 2.282%, 6.532%, due 06/01/28[1]	4,611	4,611
1 yr. CMT + 2.282%, 6.534%, due 07/01/28[1]	10,470	10,500
1 yr. CMT + 2.525%, 6.650%, due 12/01/29[1]	710	718

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.415%, 6.665%, due 11/01/25[1]	$904	$900
1 yr. USD RFUCCT + 1.767%, 6.691%, due 10/01/39[1]	347,099	352,120
1 yr. CMT + 2.415%, 6.733%, due 01/01/29[1]	4,627	4,626
1 yr. USD RFUCCT + 1.856%, 6.993%, due 11/01/41[1]	341,203	349,363
1 yr. CMT + 2.625%, 7.125%, due 01/01/30[1]	10,671	10,818
1 yr. CMT + 2.432%, 7.142%, due 10/01/27[1]	6,352	6,356
1 yr. USD RFUCCT + 1.765%, 7.212%, due 11/01/36[1]	145,126	147,725
1 yr. CMT + 2.250%, 7.288%, due 09/01/34[1]	156,559	160,510
1 yr. CMT + 2.665%, 7.790%, due 10/01/27[1]	1,212	1,217
Federal National Mortgage Association 1.500%, due 08/01/51	459,814	341,978
2.000%, due 05/01/28	42,374	41,054
2.000%, due 09/01/31	47,884	45,235
2.000%, due 11/01/31	156,463	147,879
2.000%, due 01/01/32	27,285	25,794
2.500%, due 06/01/28	23,386	22,882
2.500%, due 07/01/28	243,051	237,181
2.500%, due 08/01/28	82,702	80,690
2.500%, due 09/01/30	8,255	7,962
2.500%, due 11/01/30	11,707	11,280
2.500%, due 01/01/33	145,396	137,768
2.500%, due 11/01/50	373,833	306,939
2.500%, due 01/01/51	1,025,598	841,998
2.500%, due 02/01/51	459,343	379,604
2.500%, due 04/01/51	1,323,773	1,093,121
2.500%, due 09/01/51	1,484,000	1,230,561
2.500%, due 01/01/52	1,478,520	1,221,363
2.500%, due 03/01/52	661,613	546,425
2.500%, due 04/01/52	1,208,397	997,989
3.000%, due 10/01/26	4,577	4,523
3.000%, due 11/01/26	90,387	89,315
3.000%, due 12/01/26	8,671	8,563
3.000%, due 01/01/27	93,305	92,103
3.000%, due 02/01/27	20,274	20,003
3.000%, due 05/01/28	27,345	26,866
3.000%, due 02/01/30	33,431	32,639
3.000%, due 04/01/30	16,584	16,144
3.000%, due 05/01/30	21,505	20,931
3.000%, due 10/01/30	6,880	6,681
3.000%, due 04/01/31	450,152	438,390
3.000%, due 02/01/32	64,012	61,885
3.000%, due 03/01/32	62,993	60,831
3.000%, due 04/01/32	307,439	296,813
3.000%, due 05/01/32	92,533	89,306
3.000%, due 07/01/32	185,355	178,743
3.000%, due 08/01/32	80,604	77,696
3.000%, due 11/01/32	162,421	156,425
3.000%, due 01/01/38	226,354	211,089
	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 04/01/38	$211,887	$197,548
3.000%, due 05/01/42	155,146	139,601
3.000%, due 06/01/42	155,389	139,820
3.000%, due 07/01/42	310,217	279,135
3.000%, due 01/01/43	808,330	729,659
3.000%, due 04/01/43	252,651	227,116
3.000%, due 05/01/43	265,447	238,617
3.000%, due 06/01/43	35,256	31,693
3.000%, due 09/01/43	23,914	21,497
3.000%, due 11/01/46	985,216	885,232
3.000%, due 12/01/46	2,336,977	2,063,665
3.000%, due 02/01/47	187,067	168,160
3.000%, due 09/01/49	726,469	623,358
3.000%, due 11/01/49	195,593	171,460
3.000%, due 02/01/50	1,433,178	1,229,760
3.000%, due 03/01/50	3,114,432	2,713,268
3.000%, due 07/01/50	526,036	452,287
3.000%, due 12/01/50	410,648	352,838
3.000%, due 02/01/51	1,786,030	1,529,812
3.000%, due 04/01/51	3,000,455	2,570,857
3.000%, due 05/01/51	3,140,923	2,690,335
3.000%, due 08/01/51	378,244	323,987
3.000%, due 10/01/51	154,508	132,343
3.000%, due 12/01/51	380,771	326,146
3.000%, due 02/01/52	114,644	99,305
3.000%, due 04/01/52	1,578,073	1,352,593
3.000%, due 07/01/52	419,533	361,065
3.000%, due 02/01/57	498,361	422,797
3.000%, due 05/01/58	524,432	443,119
3.500%, due 11/01/25	2,542	2,530
3.500%, due 08/01/26	26,514	26,326
3.500%, due 06/01/28	40,647	40,122
3.500%, due 08/01/29	7,896	7,772
3.500%, due 09/01/32	93,902	93,042
3.500%, due 11/01/33	35,160	34,163
3.500%, due 02/01/34	50,242	48,839
3.500%, due 01/01/35	99,915	96,683
3.500%, due 02/01/35	96,439	93,349
3.500%, due 04/01/35	89,264	86,366
3.500%, due 05/01/35	517,077	502,854
3.500%, due 03/01/42	143,663	133,820
3.500%, due 04/01/42	10,221	9,504
3.500%, due 07/01/42	265	247
3.500%, due 09/01/42	52,273	48,691
3.500%, due 12/01/42	572,884	533,862
3.500%, due 03/01/43	375,830	349,158
3.500%, due 05/01/43	1,594	1,481
3.500%, due 07/01/43	2,129,355	1,979,537
3.500%, due 08/01/43	5,021,993	4,669,571
3.500%, due 01/01/44	69,266	64,520
3.500%, due 06/01/45	1,138,702	1,045,817
3.500%, due 08/01/45	19,067	17,512
3.500%, due 10/01/45	6,621	6,101
3.500%, due 09/01/46	472,029	433,803
3.500%, due 02/01/47	1,309,004	1,215,395
3.500%, due 08/01/47	130,150	119,005
3.500%, due 09/01/47	175,961	161,347

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 11/01/47	$236,940	$216,571
3.500%, due 12/01/47	218,210	199,525
3.500%, due 02/01/48	190,040	171,620
3.500%, due 03/01/48	759,771	686,784
3.500%, due 02/01/50	85,805	76,975
3.500%, due 03/01/50	3,460,955	3,110,265
3.500%, due 04/01/50	310,933	279,397
3.500%, due 06/01/56	626,179	561,566
3.500%, due 01/01/57	598,085	535,410
3.500%, due 01/01/59	855,303	757,635
3.575%, due 02/01/26	500,000	496,455
4.000%, due 09/01/25	8	8
4.000%, due 10/01/25	50	50
4.000%, due 11/01/25	112	111
4.000%, due 01/01/26	4,546	4,523
4.000%, due 02/01/26	9,003	8,956
4.000%, due 03/01/26	1,091	1,086
4.000%, due 04/01/26	23,785	23,658
4.000%, due 08/01/32	629	621
4.000%, due 06/01/33	27,775	27,280
4.000%, due 07/01/33	102,093	99,834
4.000%, due 08/01/33	563,254	555,998
4.000%, due 07/01/34	305,338	298,695
4.000%, due 07/01/35	538,290	527,576
4.000%, due 04/01/37	483,658	472,191
4.000%, due 03/01/38	329,047	321,508
4.000%, due 07/01/38	407,283	395,953
4.000%, due 08/01/38	182,609	177,669
4.000%, due 09/01/38	224,184	217,932
4.000%, due 05/01/39	38,667	37,237
4.000%, due 09/01/39	106,448	102,552
4.000%, due 09/01/40	763,201	734,620
4.000%, due 12/01/40	605,820	583,157
4.000%, due 11/01/41	230,829	221,852
4.000%, due 12/01/41	286,820	275,666
4.000%, due 07/01/42	1,354,112	1,298,023
4.000%, due 09/01/42	1,885,550	1,803,527
4.000%, due 10/01/42	1,645,430	1,573,853
4.000%, due 04/01/43	493,193	471,729
4.000%, due 08/01/44	78,199	75,165
4.000%, due 12/01/44	2,497	2,371
4.000%, due 06/01/45	9,183	8,693
4.000%, due 08/01/45	566,355	536,130
4.000%, due 02/01/47	64,174	60,518
4.000%, due 03/01/47	25,349	23,796
4.000%, due 04/01/47	98,362	92,338
4.000%, due 05/01/47	169,813	159,396
4.000%, due 06/01/47	4,501	4,231
4.000%, due 11/01/47	20,802	19,524
4.000%, due 01/01/48	79,467	74,587
4.000%, due 02/01/48	178,882	166,584
4.000%, due 03/01/48	83,378	77,788
4.000%, due 12/01/48	194,281	180,700
4.000%, due 06/01/49	628,108	588,863
4.000%, due 08/01/51	594,253	568,392
4.490%, due 04/01/33	300,000	298,098
4.500%, due 06/01/29	5,202	5,184
	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 06/01/35	$11,473	$11,416
4.500%, due 12/01/38	110,344	109,508
4.500%, due 01/01/39	469	464
4.500%, due 02/01/39	43,551	43,181
4.500%, due 03/01/39	2,640	2,609
4.500%, due 06/01/39	19,013	18,794
4.500%, due 07/01/39	1,427	1,411
4.500%, due 08/01/39	49,121	48,460
4.500%, due 10/01/39	1,455	1,438
4.500%, due 12/01/39	108,920	107,671
4.500%, due 01/01/40	1,139	1,126
4.500%, due 02/01/40	1,137	1,124
4.500%, due 03/01/40	25,274	25,012
4.500%, due 08/01/40	19,450	19,249
4.500%, due 11/01/40	212,871	210,666
4.500%, due 07/01/41	140,600	138,447
4.500%, due 08/01/41	241,066	237,383
4.500%, due 01/01/42	676,189	669,181
4.500%, due 08/01/42	1,828	1,800
4.500%, due 09/01/42	80,423	78,525
4.500%, due 05/01/43	432,951	421,798
4.500%, due 06/01/43	919,863	893,901
4.500%, due 07/01/43	1,637,957	1,591,727
4.500%, due 09/01/43	107,290	105,092
4.500%, due 11/01/43	25,946	25,415
4.500%, due 07/01/44	98,737	96,404
4.500%, due 12/01/44	686	670
4.500%, due 09/01/48	131,964	127,505
4.500%, due 01/01/49	113,297	109,363
4.500%, due 05/01/53	113,311	107,711
4.500%, due 07/01/53	172,731	164,386
4.500%, due 08/01/53	3,994,071	3,830,998
4.500%, due 04/01/59	581,095	556,956
4.700%, due 04/01/33	313,000	314,177
5.000%, due 05/01/37	3,122	3,149
5.000%, due 09/01/37	5,580	5,629
5.000%, due 06/01/38	30,098	30,366
5.000%, due 06/01/48	83,125	82,566
5.000%, due 07/01/48	18,902	18,819
5.000%, due 03/01/49	27,308	27,113
5.000%, due 06/01/53	729,639	715,282
5.000%, due 08/01/53	82,615	80,815
5.500%, due 11/01/32	17,017	17,366
5.500%, due 12/01/33	405	414
5.500%, due 04/01/34	8,879	9,145
5.500%, due 01/01/35	53,322	54,915
5.500%, due 05/01/37	53,242	54,678
5.500%, due 07/01/37	28,262	29,025
5.500%, due 06/01/38	44,895	46,131
5.500%, due 11/01/39	111,661	114,732
5.500%, due 07/01/40	126,502	129,984
5.500%, due 02/01/42	72,240	74,193
5.500%, due 08/01/53	376,883	376,139
1 yr. USD MTA + 1.200%, 5.598%, due 03/01/44[1]	50,783	50,652
5.610%, due 10/01/28	883,000	906,185
5.810%, due 06/01/31	1,700,000	1,784,831

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.104%, 5.821%, due 05/01/30[1]	$8,255	$8,301
6.000%, due 12/01/32	2,842	2,929
6.000%, due 02/01/33	5,268	5,429
6.000%, due 09/01/34	37,384	38,782
6.000%, due 05/01/35	8,232	8,570
6.000%, due 06/01/35	4,385	4,566
6.000%, due 07/01/35	13,722	14,290
6.000%, due 09/01/35	455	474
6.000%, due 01/01/36	7,454	7,761
6.000%, due 06/01/36	172	180
6.000%, due 09/01/36	12,619	13,173
6.000%, due 12/01/36	44,097	46,032
6.000%, due 03/01/37	2,765	2,893
6.000%, due 10/01/37	15,113	15,814
6.000%, due 11/01/38	112,366	117,572
6.000%, due 05/01/39	14,074	14,726
6.000%, due 11/01/40	150,169	157,131
6.000%, due 05/01/49	280,252	290,660
6.000%, due 01/01/53	414,097	421,567
6.000%, due 12/01/54	989,273	1,003,337
1 yr. CMT + 2.104%, 6.343%, due 09/01/41[1]	58,680	59,594
6.500%, due 10/01/36	171,677	183,181
6.500%, due 02/01/37	2,334	2,489
6.500%, due 07/01/37	23,768	25,444
6.500%, due 08/01/37	11,128	11,908
6.500%, due 09/01/37	11,796	12,627
6.500%, due 12/01/37	29,968	32,080
6.500%, due 05/01/40	328,434	353,317
1 yr. CMT + 2.243%, 6.534%, due 01/01/36[1]	104,350	107,046
1 yr. USD RFUCCT + 1.790%, 6.665%, due 02/01/42[1]	36,046	36,583
1 yr. CMT + 2.285%, 6.736%, due 05/01/35[1]	50,374	51,421
1 yr. CMT + 2.238%, 6.745%, due 10/01/37[1]	521,248	535,695
1 yr. USD RFUCCT + 1.728%, 6.845%, due 05/01/38[1]	307,425	312,539
1 yr. CMT + 2.598%, 6.848%, due 12/01/27[1]	3,796	3,827
1 yr. CMT + 2.095%, 7.220%, due 09/01/26[1]	2	2
Government National Mortgage Association 2.500%, due 09/20/51	4,783,904	4,025,777
3.000%, due 11/15/42	25,039	22,565
3.000%, due 01/20/43	367,507	331,979
3.000%, due 02/15/43	342,891	303,982
3.000%, due 02/20/43	372,226	336,242
3.000%, due 05/15/43	315,761	282,966
3.000%, due 06/15/43	95,947	86,098
3.000%, due 07/15/43	19,303	17,322
3.000%, due 11/20/43	78,452	70,694
3.000%, due 01/15/45	240,482	210,168
3.000%, due 02/15/45	17,293	15,119
3.000%, due 07/15/45	336,689	294,359
	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 10/15/45	$611,842	$538,091
3.000%, due 09/20/47	386,712	342,351
3.000%, due 02/20/48	237,795	210,516
3.000%, due 04/20/50	1,413,353	1,239,668
3.000%, due 10/20/51	136,292	119,276
3.000%, due 05/20/52	1,850,567	1,618,342
3.000%, due 02/20/53	788,122	691,075
3.500%, due 11/15/42	166,284	153,498
3.500%, due 03/15/45	96,896	87,094
3.500%, due 04/15/45	38,324	35,127
3.500%, due 04/20/45	2,982	2,735
3.500%, due 11/20/45	465,635	426,967
3.500%, due 12/20/45	180,609	165,614
3.500%, due 04/20/46	272,630	249,463
3.500%, due 05/20/46	337,205	305,411
3.500%, due 04/20/47	280,470	256,670
3.500%, due 07/20/47	1,884,339	1,724,268
3.500%, due 08/20/47	199,876	182,916
3.500%, due 09/20/47	75,997	69,548
3.500%, due 10/20/47	2,607,609	2,391,110
3.500%, due 11/20/47	248,181	227,121
3.500%, due 12/20/47	68,841	63,000
3.500%, due 01/20/48	1,205,255	1,102,982
3.500%, due 02/20/48	981,795	898,484
3.500%, due 03/20/48	1,475,836	1,350,604
3.500%, due 09/20/48	416,467	381,127
3.500%, due 06/20/49	1,693,318	1,533,661
3.500%, due 02/20/53	323,494	293,681
3.750%, due 05/20/30	197,121	194,660
4.000%, due 12/20/40	101,734	95,504
4.000%, due 07/20/41	40,460	38,368
4.000%, due 12/15/41	577,991	547,740
4.000%, due 01/15/47	29,880	28,179
4.000%, due 02/15/47	153,994	145,230
4.000%, due 04/15/47	301,000	282,137
4.000%, due 05/15/47	50,041	46,944
4.000%, due 06/15/47	19,473	18,267
4.000%, due 07/15/47	39,120	36,699
4.000%, due 08/15/47	83,897	78,705
4.000%, due 12/15/47	13,917	13,055
4.000%, due 12/20/47	52,750	48,762
4.000%, due 01/20/48	136,425	126,111
4.000%, due 03/20/48	168,913	157,872
4.000%, due 04/20/48	356,009	333,344
4.000%, due 05/20/48	101,696	95,229
4.000%, due 06/20/48	130,735	121,434
4.000%, due 07/20/48	38,835	35,967
4.000%, due 07/15/49	15,567	14,437
4.500%, due 09/15/39	172,453	170,200
4.500%, due 06/15/40	83,450	81,976
4.500%, due 07/20/40	14,669	14,384
4.500%, due 08/20/40	10,603	10,397
4.500%, due 09/20/40	44,273	43,413
4.500%, due 10/20/40	11,933	11,701
4.500%, due 01/20/41	56,979	55,872
4.500%, due 02/20/41	13,910	13,705
4.500%, due 03/20/41	85,030	83,716

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 04/20/41	$11,177	$11,013
4.500%, due 06/20/41	98,008	96,567
4.500%, due 07/20/41	25,126	24,757
4.500%, due 09/20/41	2,514	2,477
4.500%, due 12/20/41	22,609	22,277
4.500%, due 05/20/43	5,162	5,061
4.500%, due 07/20/43	3,571	3,518
4.500%, due 10/20/44	51,734	50,068
4.500%, due 08/20/45	60,193	58,682
4.500%, due 12/15/45	6,483	6,312
4.500%, due 08/15/46	7,557	7,322
4.500%, due 09/15/46	132,237	128,131
4.500%, due 10/15/46	85,547	82,883
4.500%, due 01/15/47	194,760	188,713
4.500%, due 04/20/48	17,001	16,486
4.500%, due 05/20/48	48,245	46,781
4.500%, due 06/20/48	117,967	114,180
4.500%, due 10/20/48	161,452	154,777
4.500%, due 01/20/49	114,318	110,826
4.500%, due 02/20/49	199,145	192,752
1 yr. CMT + 1.500%, 4.625%, due 08/20/25[1]	12	12
1 yr. CMT + 1.500%, 4.625%, due 09/20/25[1]	21	21
1 yr. CMT + 1.500%, 4.625%, due 08/20/26[1]	1,229	1,225
1 yr. CMT + 1.500%, 4.625%, due 07/20/27[1]	695	695
1 yr. CMT + 1.500%, 4.625%, due 07/20/30[1]	6,892	6,924
1 yr. CMT + 1.500%, 4.875%, due 04/20/26[1]	3,947	3,938
1 yr. CMT + 1.500%, 4.875%, due 06/20/26[1]	1,522	1,519
1 yr. CMT + 1.500%, 4.875%, due 04/20/27[1]	1,835	1,834
1 yr. CMT + 1.500%, 4.875%, due 04/20/30[1]	1,238	1,243
1 yr. CMT + 1.500%, 4.875%, due 05/20/30[1]	13,352	13,424
5.000%, due 12/20/33	49,955	50,479
5.000%, due 01/20/34	26,912	27,194
5.000%, due 12/15/34	1,964	1,960
5.000%, due 02/20/38	39,276	39,742
5.000%, due 04/15/38	44,173	44,553
5.000%, due 04/20/38	45,001	45,540
5.000%, due 12/15/39	2,652	2,683
5.000%, due 05/15/40	68,120	68,913
5.000%, due 05/15/41	29,175	29,516
5.000%, due 08/20/41	6,204	6,278
5.000%, due 12/20/42	8,000	8,096
5.000%, due 08/20/43	688,525	696,790
5.000%, due 09/20/48	64,887	64,328
5.000%, due 10/20/48	126,048	125,030
5.000%, due 11/20/48	160,965	159,360
5.000%, due 12/20/48	147,097	145,631
1 yr. CMT + 1.500%, 5.000%, due 09/20/26[1]	167	167
	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%, 5.000%, due 04/20/27[1]	$369	$369
1 yr. CMT + 1.500%, 5.000%, due 08/20/27[1]	2,910	2,907
1 yr. CMT + 1.500%, 5.000%, due 04/20/30[1]	1,293	1,296
1 yr. CMT + 1.500%, 5.000%, due 05/20/30[1]	50,334	50,581
1 yr. CMT + 1.500%, 5.000%, due 07/20/30[1]	2,847	2,866
1 yr. CMT + 1.500%, 5.000%, due 08/20/30[1]	9,571	9,590
5.500%, due 08/15/35	8,344	8,602
5.500%, due 02/15/38	680	704
5.500%, due 04/15/38	63,885	66,184
5.500%, due 05/15/38	71,706	74,305
5.500%, due 06/15/38	42,127	43,649
5.500%, due 10/15/38	184,743	191,276
5.500%, due 11/15/38	9,481	9,817
5.500%, due 12/15/38	2,144	2,221
5.500%, due 03/15/39	25,434	25,768
5.500%, due 05/15/39	16,964	17,576
5.500%, due 09/15/39	88,508	91,707
5.500%, due 01/15/40	3,343	3,437
5.500%, due 03/15/40	112,654	116,708
5.500%, due 09/20/48	11,426	11,543
1 yr. CMT + 1.500%, 5.500%, due 07/20/30[1]	2,749	2,756
1 yr. CMT + 1.500%, 5.500%, due 08/20/30[1]	781	782
1 yr. CMT + 1.500%, 5.500%, due 10/20/30[1]	2,473	2,478
1 yr. CMT + 1.500%, 5.625%, due 03/20/26[1]	292	292
1 yr. CMT + 1.500%, 5.625%, due 01/20/27[1]	9,244	9,233
1 yr. CMT + 1.500%, 5.625%, due 02/20/27[1]	809	808
1 yr. CMT + 1.500%, 5.625%, due 01/20/28[1]	1,353	1,353
1 yr. CMT + 1.500%, 5.625%, due 02/20/28[1]	318	318
6.000%, due 10/20/38	871	913
6.500%, due 02/15/29	48	48
6.500%, due 09/20/32	503	525
6.500%, due 01/15/36	6,676	6,808
6.500%, due 09/15/36	65,406	68,577
6.500%, due 02/15/37	1,014	1,047
6.500%, due 04/15/37	4,079	4,343
6.500%, due 01/15/38	4,480	4,725
6.500%, due 06/15/38	5,919	6,190
6.500%, due 11/15/38	1,564	1,697
6.500%, due 12/20/38	2,138	2,277
6.500%, due 08/20/54	744,049	764,032
9.000%, due 01/20/27	2,045	2,051
9.000%, due 09/20/30	588	598
9.000%, due 10/20/30	1,735	1,798

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
U.S. government agency obligations—(concluded)
Government National Mortgage Association, TBA 2.000%	$10,000,000	$8,073,460
2.500%	3,400,000	2,857,979
3.000%	20,000,000	17,474,380
3.500%	100,000	89,585
4.000%	3,550,000	3,271,813
4.500%	11,360,000	10,776,653
5.000%	6,000,000	5,853,000
5.500%	2,500,000	2,491,117
6.500%	3,500,000	3,578,750
Uniform Mortgage-Backed Security, TBA 1.500%	3,824,000	2,954,196
2.000%	32,350,000	25,492,891
2.500%	8,450,000	6,923,288
3.000%	1,345,000	1,274,007
3.500%	1,500,000	1,437,267
4.500%	2,700,000	2,560,583
5.000%	3,400,000	3,372,531
5.500%	1,000,000	1,015,420
6.000%	33,400,000	33,829,524
6.500%	6,900,000	7,109,622
7.000%	2,800,000	2,937,901
Total U.S. government agency obligations (cost—$314,607,199)		299,851,020
Short-term investments—1.1%
Short-term U.S. Treasury obligations—0.3%
U.S. Treasury Bills 4.301% due 10/21/25[6]	1,000	991
4.330% due 10/16/25[6,7]	179,000	177,402
4.338% due 10/02/25[6,7]	21,000	20,847
4.340% due 09/04/25[6,7]	2,000	1,992
4.343% due 11/04/25[6,7]	211,000	208,646
4.355% due 09/11/25[6,7]	22,000	21,894
4.355% due 11/12/25[6]	1,000	987
Total short-term U.S. treasury obligations (cost—$432,759)		432,759
	Number of shares
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 4.250%[6] (cost—$1,429,950)	1,429,950	1,429,950
Total short-term investments (cost—$1,862,709)		1,862,709

	Number of contracts	Notional amount
Options purchased—0.0%†
Put options—0.0%†
Uniform Mortgage-Backed Security, TBA strike @ 96.738, expires 09/08/25 (Counterparty: GS)	2,500,000	USD	241,845,703	712
	Number of contracts	Notional amount		Value
Options purchased—(continued)
Put options—(continued)
Uniform Mortgage-Backed Security, TBA strike @ 98.719, expires 09/08/25 (Counterparty: BOA)	1,500,000	USD	148,078,125	$111
Uniform Mortgage-Backed Security, TBA strike @ 99.141, expires 09/08/25 (Counterparty: GS)	2,500,000	USD	247,851,562	329
Uniform Mortgage-Backed Security, TBA strike @ 99.156, expires 09/08/25 (Counterparty: GS)	2,500,000	USD	247,890,625	336
Uniform Mortgage-Backed Security, TBA strike @ 99.367, expires 09/08/25 (Counterparty: GS)	1,700,000	USD	168,924,219	307
Uniform Mortgage-Backed Security, TBA strike @ 97.477, expires 09/08/25 (Counterparty: GS)	1,600,000	USD	155,962,500	956
Uniform Mortgage-Backed Security, TBA strike @ 97.172, expires 09/08/25 (Counterparty: GS)	1,500,000	USD	145,757,813	658
Uniform Mortgage-Backed Security, TBA strike @ 96.981, expires 10/07/25 (Counterparty: GS)	1,500,000	USD	145,470,703	1,868
Uniform Mortgage-Backed Security, TBA strike @ 98.891, expires 10/07/25 (Counterparty: GS)	1,500,000	USD	148,335,938	749
Uniform Mortgage-Backed Security, TBA strike @ 97.094, expires 10/07/25 (Counterparty: GS)	1,500,000	USD	145,640,625	2,015
Uniform Mortgage-Backed Security, TBA strike @ 98.875, expires 10/07/25 (Counterparty: GS)	2,500,000	USD	247,187,500	1,231
Uniform Mortgage-Backed Security, TBA strike @ 99.164, expires 10/07/25 (Counterparty: GS)	4,500,000	USD	446,238,281	2,874

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Number of contracts	Notional amount		Value
Options purchased—(concluded)
Put options—(concluded)
Uniform Mortgage-Backed Security, TBA strike @ 98.961, expires 10/07/25 (Counterparty: GS)	3,500,000	USD	346,363,281	$1,862
Total put options				14,008
Total options purchased (cost—$56,406)				14,008
Swaptions purchased—0.4%
Call swaptions—0.3%
7 Year Interest Rate Swap strike @ 3.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	22,715
7 Year Interest Rate Swap strike @ 3.081, expires 12/08/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/10/32	2,000,000	USD	2,000,000	5,382
7 Year Interest Rate Swap strike @ 2.750, expires 02/05/26 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/09/33	2,500,000	USD	2,500,000	4,967
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	22,893
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	2,000,000	USD	2,000,000	132,391
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	1,800,000	USD	1,800,000	128,111
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(concluded)
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	1,800,000	USD	1,800,000	$132,868
Total call swaptions				449,327
Put swaptions—0.1%
1 Year Interest Rate Swap strike @ 5.000, expires 09/25/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 09/29/26	14,300,000	USD	14,300,000	6
10 Year Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: GS; pay floating rate); underlying swap terminates 10/21/35	5,500,000	USD	5,500,000	2
1 Year Interest Rate Swap strike @ 5.500, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/26	5,500,000	USD	5,500,000	1
10 Year Interest Rate Swap strike @ 6.000, expires 10/17/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/21/35	2,500,000	USD	2,500,000	1
1 Year Interest Rate Swap strike @ 5.500, expires 11/03/25 (Counterparty: DB; pay floating rate); underlying swap terminates 11/05/26	2,700,000	USD	2,700,000	1
7 Year Interest Rate Swap strike @ 4.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	13,930
10 Year Interest Rate Swap strike @ 5.000, expires 09/10/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/12/35	7,100,000	USD	7,100,000	21

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
10 Year Interest Rate Swap strike @ 5.000, expires 09/11/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/15/35	3,800,000	USD	3,800,000	$14
1 Year Interest Rate Swap strike @ 5.000, expires 09/12/25 (Counterparty: BB; pay floating rate); underlying swap terminates 09/16/26	11,200,000	USD	11,200,000	1
10 Year Interest Rate Swap strike @ 5.000, expires 09/12/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/16/35	3,300,000	USD	3,300,000	15
10 Year Interest Rate Swap strike @ 5.000, expires 09/16/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/18/35	3,300,000	USD	3,300,000	23
10 Year Interest Rate Swap strike @ 5.000, expires 09/26/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/30/35	4,300,000	USD	4,300,000	96
1 Year Interest Rate Swap strike @ 5.000, expires 10/24/25 (Counterparty: BB; pay floating rate); underlying swap terminates 10/28/26	7,500,000	USD	7,500,000	13
1 Year Interest Rate Swap strike @ 4.750, expires 10/31/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 11/04/26	4,000,000	USD	4,000,000	38
10 Year Interest Rate Swap strike @ 4.250, expires 11/28/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/02/35	4,200,000	USD	4,200,000	19,457
	Number of contracts	Notional amount		Value
Swaptions purchased—(concluded)
Put swaptions—(concluded)
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	$32,241
7 Year Interest Rate Swap strike @ 5.000, expires 10/08/25 (Counterparty: CITI; pay floating rate); underlying swap terminates 10/10/32	20,000,000	USD	20,000,000	306
7 Year Interest Rate Swap strike @ 5.000, expires 08/29/25 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/03/32	38,700,000	USD	38,700,000	4
7 Year Interest Rate Swap strike @ 5.000, expires 09/30/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 10/02/32	23,300,000	USD	23,300,000	186
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	1,000,000	USD	1,000,000	72,584
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	900,000	USD	900,000	61,985
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	900,000	USD	900,000	60,367
Total put swaptions				261,292
Total swaptions purchased (cost—$1,235,975)				710,619
Total investments before investments sold short (cost—$364,731,683)—204.6%				345,105,348

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Investments sold short—(47.6)%
U.S. government agency obligations—(47.6)%
Uniform Mortgage-Backed Security, TBA 3.000%	(42,750,000)	$(36,596,907)
3.500%	(15,250,000)	(13,608,337)
4.000%	(500,000)	(460,238)
4.000%	(18,125,000)	(16,702,622)
4.500%	(5,700,000)	(5,402,010)
4.500%	(800,000)	(790,529)
5.000%	(200,000)	(194,559)
5.500%	(6,500,000)	(6,460,506)
Total U.S. government agency obligations (proceeds—$(80,335,142))		(80,215,708)
Total investments sold short (Proceeds—$(80,335,142))		(80,215,708)
Total investments (cost—$284,396,541)—157.0%		264,889,640
Liabilities in excess of other assets—(57.0)%		(96,218,861)
Net assets—100.0%		$168,670,779

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

	Face amount	Value
Reverse repurchase agreement—(21.6)%
Reverse repurchase agreement dated 07/14/25 with Wells Fargo, 4.470% to be repurchased 08/13/25 for $(24,292,903), collateralized by $4,783,904 Government Mortgage Association Obligation, 2.500% due 09/20/51 and $23,128,412 Federal National Mortgage Association Obligations, 3.000% to 4.500% due 09/01/42 to 08/01/53: (value—$27,912,316); (proceeds—$(24,202,748))	$(24,202,748)	$(24,202,748)
Reverse repurchase agreement dated 07/14/25 with Citigroup, Inc., 4.470% to be repurchased 08/13/25 for $(2,866,187), collateralized by $1,475,836 Government Mortgage Association Obligation, 3.500% due 03/20/48 and $1,637,957 Federal National Mortgage Association Obligation, 4.500% due 07/01/43: (value—$(3,113,793)); (proceeds—$(2,855,550))	(2,855,550)	(2,855,550)
Reverse repurchase agreement dated 07/14/25 with Credit Agricole, Inc., 4.480% to be repurchased 08/13/25 for $(9,485,544), collateralized by $10,249,272 Federal National Mortgage Association Obligation, 2.500% to 6.000% due 08/01/51 to 05/01/55: (value—$10,249,272); (proceeds—$(9,450,263))	(9,450,262)	(9,450,262)
Total reverse repurchase agreement (proceeds—$(36,508,560))		$(36,508,560)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	193,437,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 96.719	BOA	09/08/25	$(7,500)	$(1,379)	$6,121
USD	186,969,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 93.484	JPMCB	10/07/25	(7,500)	(7,956)	(456)
USD	187,875,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 93.938	CITI	10/07/25	(6,875)	(5,799)	1,076
Total						$(21,875)	$(15,134)	$6,741
			Put options
USD	366,281,000	4,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 91.570	MSCI	08/06/25	$(10,937)	$(1,715)	$9,222
USD	182,774,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 91.387	GS	08/06/25	(6,719)	(497)	6,222
Total						$(17,656)	$(2,212)	$15,444
Total options written						$(39,531)	$(17,346)	$22,185

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,700	1,700,000	10 Year Interest Rate Swap strike @ 3.670 terminating 09/03/35	BOA	Pay	08/29/25	$(15,111)	$(4,527)	$10,584
USD	1,700	1,700,000	7 Year Interest Rate Swap strike @ 3.453 terminating 10/02/32	MSCI	Pay	09/30/25	(12,908)	(6,184)	6,724
Total							$(28,019)	$(10,711)	$17,308
			Put swaptions
USD	1,300	1,300,000	7 Year Interest Rate Swap strike @ 4.215 terminating 08/08/32	BNP	Pay	08/06/25	$(4,907)	$—	$4,907
USD	1,100	1,100,000	7 Year Interest Rate Swap strike @ 4.368 terminating 08/08/32	BOA	Pay	08/06/25	(3,080)	—	3,080
USD	1,100	1,100,000	7 Year Interest Rate Swap strike @ 4.287 terminating 08/08/32	GS	Pay	08/06/25	(3,008)	—	3,008
USD	1,100	1,100,000	7 Year Interest Rate Swap strike @ 4.236 terminating 08/08/32	BOA	Pay	08/06/25	(1,980)	—	1,980
USD	1,100	1,100,000	7 Year Interest Rate Swap strike @ 4.270 terminating 08/08/32	GS	Pay	08/06/25	(1,980)	—	1,980
USD	1,800	1,800,000	10 Year Interest Rate Swap strike @ 4.317 terminating 09/10/35	MSCI	Pay	09/08/25	(7,920)	(663)	7,257
USD	1,100	1,100,000	7 Year Interest Rate Swap strike @ 4.257 terminating 09/10/32	GS	Pay	09/08/25	(2,695)	(149)	2,546
USD	1,600	1,600,000	7 Year Interest Rate Swap strike @ 4.096 terminating 09/10/32	JPMCB	Pay	09/08/25	(2,960)	(694)	2,266
USD	1,700	1,700,000	7 Year Interest Rate Swap strike @ 4.106 terminating 09/10/32	JPMCB	Pay	09/08/25	(2,890)	(687)	2,203
USD	1,100	1,100,000	7 Year Interest Rate Swap strike @ 4.085 terminating 09/10/32	MSCI	Pay	09/08/25	(1,458)	(516)	942
USD	1,300	1,300,000	7 Year Interest Rate Swap strike @ 4.046 terminating 09/10/32	GS	Pay	09/08/25	(2,249)	(800)	1,449
USD	900	900,000	10 Year Interest Rate Swap strike @ 4.263 terminating 09/10/35	JPMCB	Pay	09/08/25	(1,890)	(485)	1,405
USD	900	900,000	10 Year Interest Rate Swap strike @ 4.274 terminating 10/09/35	DB	Pay	10/07/25	(3,420)	(1,572)	1,848
USD	1,000	1,000,000	7 Year Interest Rate Swap strike @ 4.200 terminating 10/09/32	MSCI	Pay	10/07/25	(1,911)	(863)	1,048
USD	1,000	1,000,000	10 Year Interest Rate Swap strike @ 4.248 terminating 10/09/35	BNP	Pay	10/07/25	(3,350)	(1,973)	1,377
USD	1,900	1,900,000	7 Year Interest Rate Swap strike @ 4.221 terminating 10/09/32	GS	Pay	10/07/25	(3,183)	(1,479)	1,704
USD	3,000	3,000,000	7 Year Interest Rate Swap strike @ 4.115 terminating 10/09/32	DB	Pay	10/07/25	(4,575)	(3,899)	676
USD	2,300	2,300,000	7 Year Interest Rate Swap strike @ 4.200 terminating 10/09/32	GS	Pay	10/07/25	(3,163)	(1,984)	1,179
Total							$(56,619)	$(15,764)	$40,855
Total swaptions written							$(84,638)	$(26,475)	$58,163

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
165	USD	U.S. Treasury Note 10 Year Futures	September 2025	$18,127,395	$18,325,313	$197,918
1	USD	U.S. Treasury Note 5 Year Futures	September 2025	107,830	108,172	342
Total				$18,235,225	$18,433,485	$198,260
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	September 2025	$(3,108,028)	$(3,104,766)	$3,262
Total				$(3,108,028)	$(3,104,766)	$3,262
Net unrealized appreciation (depreciation)						$201,522

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	1,700	06/21/26	Annual	3.500%	1 day USD SOFR	$11,108	$11,188
USD	5,000	12/18/26	Annual	1 day USD SOFR	3.750%	(30,557)	(50,185)
USD	3,000	12/21/27	Annual	2.000	1 day USD SOFR	156,508	55,896
USD	4,400	03/20/29	Annual	4.250	1 day USD SOFR	(97,450)	1,084
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940	47,225	47,225
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,210,524)	(481,497)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	53,582	53,582
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	52,237	52,237
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	54,564	54,564
USD	4,200	12/18/29	Annual	1 day USD SOFR	3.750	13,418	(35,236)
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	102,064	30,513
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	8,732	8,732
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	8,765	8,765
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	299	299
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	(9,961)	(9,961)
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	(8,385)	(8,385)
USD	400	05/08/30	Annual	1 day USD SOFR	3.546	(1,409)	(1,409)
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	179,767	120,111
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	2,273	2,273
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123	48,692	48,692
USD	4,900	10/10/30	Annual	4.185	1 day USD SOFR	(125,767)	(125,767)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145	30,490	30,490
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	68,703	68,703
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	70,185	70,185
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	93,628	93,628
USD	500	10/10/30	Annual	1 day USD SOFR	4.320	16,567	16,567
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	62,339	62,339
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	104,459	104,459
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	26,777	26,777
USD	7,000	12/20/30	Annual	3.500	1 day USD SOFR	75,908	70,175

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	2,200	12/22/30	Annual	3.550%	1 day USD SOFR	$16,782	$16,782
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705%	4,998	4,998
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	(2,506)	(2,506)
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	21,445	21,445
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	29,136	29,136
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	77,507	77,507
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	61,102	61,102
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	36,778	36,778
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	74,692	74,692
USD	7,600	06/20/31	Annual	3.750	1 day USD SOFR	(40,743)	(121,676)
USD	3,300	02/07/32	Annual	3.480	1 day USD SOFR	47,901	47,902
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	107,410	107,410
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	855,277	178,368
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	59,986	34,523
USD	4,000	06/15/32	Annual	2.553	1 day USD SOFR	281,253	281,253
USD	3,000	06/18/32	Annual	1 day USD SOFR	3.250	(83,015)	(6,347)
USD	2,300	09/16/32	Annual	2.998	1 day USD SOFR	128,997	128,997
USD	5,500	10/06/32	Annual	3.275	1 day USD SOFR	196,888	196,888
USD	2,800	11/28/32	Annual	3.368	1 day USD SOFR	78,571	78,571
USD	600	12/21/32	Annual	2.000	1 day USD SOFR	74,898	20,483
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	29,139	29,139
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	53,105	53,105
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510	(16,780)	(16,780)
USD	700	06/08/33	Annual	3.260	1 day USD SOFR	23,229	23,229
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(134,617)	11,089
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	28,329	(203,050)
USD	1,200	12/18/34	Annual	3.750	1 day USD SOFR	10,171	49,882
USD	2,200	03/19/35	Annual	3.250	1 day USD SOFR	110,384	(27,039)
USD	2,400	06/18/35	Annual	3.250	1 day USD SOFR	118,356	20,248
USD	2,000	12/20/53	Annual	3.250	1 day USD SOFR	288,941	173,479
USD	600	06/20/54	Annual	3.500	1 day USD SOFR	57,899	24,626
USD	1,000	12/18/54	Annual	3.500	1 day USD SOFR	100,085	111,517
Total						$2,499,835	$1,841,795

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$13,036,759	$81,198	$13,117,957
Mortgage-backed securities	—	29,549,035	—	29,549,035
U.S. government agency obligations	—	299,851,020	—	299,851,020
Short-term U.S. Treasury obligations	—	432,759	—	432,759
Investment companies	1,429,950	—	—	1,429,950
Options purchased	—	14,008	—	14,008
Swaptions Purchased	—	710,619	—	710,619
Futures contracts	201,522	—	—	201,522
Swap agreements	—	4,261,549	—	4,261,549
Total	$1,631,472	$347,855,749	$81,198	$349,568,419
Liabilities
Investments sold short
U.S. government agency obligations	$—	$(80,215,708)	$—	$(80,215,708)
Reverse Repurchase Agreement	—	(36,508,560)	—	(36,508,560)
Options written	—	(17,346)	—	(17,346)
Swaptions written	—	(26,475)	—	(26,475)
Swap agreements	—	(1,761,714)	—	(1,761,714)
Total	$—	$(118,529,803)	$—	$(118,529,803)

At July 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $13,843,434, represented 8.2% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Zero coupon bond.

6  Rate shown reflects yield at July 31, 2025.

7  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

8  Payments made or received are based on the notional amount.

See accompanying notes to financial statements

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Asset-backed securities—18.9%
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.967%, due 07/15/53[1]	$760,000	$776,329
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[1]	2,300,000	2,303,221
Antares CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD Term SOFR + 3.350%, 7.676%, due 01/20/36[1,2]	1,730,000	1,741,768
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.490%, due 06/20/29[1]	1,620,000	1,656,693
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[1]	1,019,496	1,022,360
Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, due 09/15/39[1]	1,026,459	1,022,777
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[1]	1,113,521	1,101,380
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[1]	881,625	888,614
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[1]	1,830,000	1,915,103
College Avenue Student Loans LLC, Series 2021-A, Class A1, 1 mo. USD Term SOFR + 1.214%, 5.567%, due 07/25/51[1,2]	37,404	37,162
Series 2021-B, Class A2, 1.760%, due 06/25/52[1]	50,433	45,192
Series 2021-C, Class A1, 1 mo. USD Term SOFR + 1.014%, 5.367%, due 07/26/55[1,2]	158,616	157,040
Series 2021-C, Class B, 2.720%, due 07/26/55[1]	70,246	63,664
Series 2021-C, Class A2, 2.320%, due 07/26/55[1]	79,900	72,144
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33[1]	2,300,000	2,330,063
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[1]	995,000	987,872
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[1,3]	823,900	825,979
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, due 11/25/45[1]	41,390	37,886
	Face amount	Value
Asset-backed securities—(continued)
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, due 07/20/48[1]	$148,739	$118,407
Series 2021-5CS, Class A, 2.310%, due 10/20/48[1]	83,011	67,996
Lendmark Funding Trust, Series 2021-1A, Class A, 1.900%, due 11/20/31[1]	210,000	201,253
Series 2024-2A, Class A, 4.470%, due 02/21/34[1]	1,280,000	1,270,580
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.860%, due 03/20/36[1]	180,000	174,443
Mosaic Solar Loan Trust, Series 2022-1A, Class A, 2.640%, due 01/20/53[1]	134,386	115,032
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 1 mo. USD Term SOFR + 1.164%, 5.506%, due 12/15/59[1,2]	83,600	83,220
Series 2020-IA, Class B, 2.950%, due 04/15/69[1]	100,000	85,018
Series 2021-A, Class A, 0.840%, due 05/15/69[1]	35,934	32,694
Series 2021-DA, Class A, U.S. (Fed) Prime Rate + -1.990%, 5.510%, due 04/15/60[1,2]	185,437	182,984
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, due 12/15/59[1]	4,841	4,827
Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.360%, due 04/20/62[1]	246,047	231,171
Series 2021-BA, Class AFL, 1 mo. USD Term SOFR + 0.894%, 5.245%, due 04/20/62[1,2]	347,977	346,187
Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.854%, 5.205%, due 04/20/62[1,2]	223,448	222,285
New Economy Assets—Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[1]	1,150,000	943,289
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, due 03/15/28[1]	1,740,000	1,751,025
NMEF Funding LLC, Series 2022-B, Class A2, 6.070%, due 06/15/29[1]	242,057	242,440
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[1]	1,090,000	1,098,131
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.940%, due 05/15/34[1]	861,792	865,878
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[1]	1,723,200	1,738,622

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Asset-backed securities—(continued)
Prodigy Finance DAC, Series 2021-1A, Class A, 1 mo. USD Term SOFR + 1.364%, 5.717%, due 07/25/51[1,2]	$63,937	$63,877
Regional Management Issuance Trust, Series 2021-2, Class A, 1.900%, due 08/15/33[1]	245,000	233,286
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[1]	1,490,000	1,506,931
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[1]	1,370,000	1,351,069
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	2,200,000	2,243,247
SLM Private Education Loan Trust, Series 2010-C, Class A5, 1 mo. USD Term SOFR + 4.864%, 9.206%, due 10/15/41[1,2]	262,790	275,110
SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD Term SOFR + 0.864%, 5.206%, due 10/15/35[1,2]	13,867	13,845
Series 2018-A, Class A2B, 1 mo. USD Term SOFR + 0.914%, 5.256%, due 02/15/36[1,2]	81,185	81,139
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864%, 5.206%, due 11/15/35[1,2]	120,260	120,009
Series 2021-A, Class A2A1, 1 mo. USD Term SOFR + 0.844%, 5.186%, due 01/15/53[1,2]	321,663	317,937
Series 2021-A, Class B, 2.310%, due 01/15/53[1]	60,398	58,698
Series 2021-C, Class APT1, 1.390%, due 01/15/53[1]	102,194	92,859
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950%, due 02/25/42[1]	3,347	3,338
Series 2020-C, Class AFX, 1.950%, due 02/15/46[1]	54,022	50,351
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.900%, due 03/25/48[1]	740,000	742,177
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[1]	999,175	922,637
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.000%, due 06/25/53[1]	131,667	131,592
Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.316%, due 03/16/48[1]	1,070,000	1,074,059
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[1]	456,231	469,460
	Face amount	Value
Asset-backed securities—(concluded)
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, due 03/20/55[1]	$790,000	$797,781
Total asset-backed securities (cost—$36,808,084)		37,310,131
Corporate bonds—44.6%
Agriculture—0.4%
Cargill, Inc. 5.125%, due 10/11/32[1]	810,000	829,298
Airlines—0.2%
Air Canada Pass-Through Trust Series 2017-1, Class AA, 3.300%, due 01/15/30[1]	35,930	33,534
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.000%, due 10/15/28	77,179	73,362
Series 2016-1, Class AA, 3.575%, due 01/15/28	40,035	38,873
Series 2017-1, Class AA, 3.650%, due 02/15/29	25,215	24,261
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.000%, due 06/10/28	45,567	42,954
United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.700%, due 05/01/32	37,844	33,848
Series 2015-1, Class AA, 3.450%, due 12/01/27	26,547	25,691
Series 2018-1, Class AA, 3.500%, due 03/01/30	13,606	12,824
Series 2019-1, Class AA, 4.150%, due 08/25/31	49,319	47,035
		332,382
Banks—13.8%
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[1,2]	1,500,000	1,505,880
5.398%, due 11/29/27[1]	1,260,000	1,287,332
Bank of America Corp. (fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]	840,000	830,977
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,400,000	1,381,980
Bank of New Zealand 4.846%, due 02/07/28[1]	1,075,000	1,087,310
BNP Paribas SA (fixed, converts to FRN on 05/09/30), 5.085%, due 05/09/31[1,2]	600,000	605,796
Comerica Bank (fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,280,000	1,246,115

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Fifth Third Bancorp (fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[2]	$25,000	$25,102
(fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	1,885,000	1,960,751
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	1,800,000	1,648,125
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	905,000	957,420
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	647,000	645,205
Huntington National Bank 5.650%, due 01/10/30	206,000	213,377
JPMorgan Chase & Co. (fixed, converts to FRN on 02/01/27), 3.782%, due 02/01/28[2]	793,000	784,472
KeyBank NA 5.850%, due 11/15/27	1,080,000	1,110,060
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,420,000	1,400,577
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]	610,000	698,839
Morgan Stanley (fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]	885,000	959,021
NatWest Group PLC 1 day USD SOFR + 1.300%, 5.639%, due 11/15/28[2]	940,000	948,026
(fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]	1,030,000	1,037,332
PNC Financial Services Group, Inc. Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[2,4]	775,000	746,768
Santander Holdings USA, Inc. (fixed, converts to FRN on 09/09/25), 5.807%, due 09/09/26[2]	855,000	855,674
(fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	755,000	786,042
Skandinaviska Enskilda Banken AB 5.375%, due 03/05/29[1]	680,000	698,841
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2]	555,000	572,273
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,370,000	1,363,090
(fixed, converts to FRN on 10/28/32), 6.123%, due 10/28/33[2]	580,000	615,896
Wells Fargo & Co. (fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,525,000	1,396,032
		27,368,313
	Face amount	Value
Corporate bonds—(continued)
Chemicals—0.4%
Olin Corp. 6.625%, due 04/01/33[1]	$885,000	$861,195
Commercial services—1.1%
Ashtead Capital, Inc. 5.500%, due 08/11/32[1]	1,500,000	1,519,551
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/30[1,5]	625,000	643,147
		2,162,698
Diversified financial services—3.0%
Acadian Asset Management, Inc. 4.800%, due 07/27/26	585,000	578,750
Ally Financial, Inc. (fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]	1,005,000	1,059,541
Bread Financial Holdings, Inc. 9.750%, due 03/15/29[1]	1,410,000	1,512,603
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,400,000	1,407,800
(fixed, converts to FRN on 05/10/32), 5.268%, due 05/10/33[2]	164,000	165,257
Oxford Finance LLC/ Oxford Finance Co-Issuer II, Inc. 6.375%, due 02/01/27[1]	1,250,000	1,246,952
		5,970,903
Electric—2.8%
Alexander Funding Trust II 7.467%, due 07/31/28[1]	1,145,000	1,216,451
Atlantica Sustainable Infrastructure Ltd. 4.125%, due 06/15/28[1]	1,110,000	1,071,911
Edison International Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/09/26[2,4]	1,360,000	1,293,199
MidAmerican Energy Co. 3.650%, due 04/15/29	204,000	199,441
Southern California Edison Co. 5.950%, due 11/01/32	585,000	605,789
XPLR Infrastructure Operating Partners LP 8.625%, due 03/15/33[1,5]	1,020,000	1,080,358
		5,467,149
Energy-alternate sources—1.0%
XPLR Infrastructure LP 0.000%, due 11/15/25[1,6]	615,000	602,605
2.500%, due 06/15/26[1,5]	1,490,000	1,430,175
		2,032,780
Food—0.4%
Mars, Inc. 5.000%, due 03/01/32[1]	795,000	802,320

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Corporate bonds—(continued)
Gas—0.7%
Southern California Gas Co. 5.050%, due 09/01/34	$850,000	$850,371
5.450%, due 06/15/35	530,000	540,230
		1,390,601
Healthcare-services—0.3%
Sutter Health Series 2025, 5.213%, due 08/15/32	580,000	592,984
Insurance—10.7%
Aegon Ltd. (fixed, converts to FRN on 04/11/28), 5.500%, due 04/11/48[2]	870,000	871,304
American National Global Funding 5.250%, due 06/03/30[1]	685,000	688,805
5.550%, due 01/28/30[1]	565,000	574,911
Ascot Group Ltd. (fixed, converts to FRN on 06/15/30), 6.349%, due 06/15/35[1,2]	465,000	474,540
Athene Global Funding 4.721%, due 10/08/29[1]	675,000	671,066
5.033%, due 07/17/30[1]	1,025,000	1,030,612
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2]	1,280,000	1,314,651
DaVinciRe Holdings Ltd. 5.950%, due 04/15/35[1]	425,000	427,161
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	1,655,000	1,626,898
Enstar Group Ltd. 4.950%, due 06/01/29	695,000	696,119
(fixed, converts to FRN on 04/01/35), 7.500%, due 04/01/45[1,2]	600,000	619,628
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,110,000	2,208,154
Fidelis Insurance Holdings Ltd. (fixed, converts to FRN on 06/15/35), 7.750%, due 06/15/55[2,5]	645,000	677,253
Global Atlantic Fin Co. 7.950%, due 06/15/33[1]	1,065,000	1,204,925
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[1,2]	395,000	412,777
Metropolitan Life Global Funding I 4.300%, due 08/25/29[1]	845,000	838,744
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[1,2]	800,000	818,000
RenaissanceRe Holdings Ltd. 5.750%, due 06/05/33	1,645,000	1,694,125
SiriusPoint Ltd. 7.000%, due 04/05/29	795,000	833,908
	Face amount	Value
Corporate bonds—(continued)
Insurance—(concluded)
Stewart Information Services Corp. 3.600%, due 11/15/31	$1,030,000	$916,077
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[1,2]	2,600,000	2,595,357
		21,195,015
Investment companies—4.3%
BlackRock TCP Capital Corp. 6.950%, due 05/30/29[5]	440,000	454,296
Blackstone Private Credit Fund 3.250%, due 03/15/27	209,000	203,379
7.300%, due 11/27/28	1,525,000	1,618,888
Blue Owl Credit Income Corp. 7.750%, due 09/16/27	710,000	741,632
Blue Owl Technology Finance Corp. 6.100%, due 03/15/28[1]	395,000	397,282
FS KKR Capital Corp. 7.875%, due 01/15/29	1,830,000	1,938,295
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34	1,085,000	1,075,072
6.750%, due 07/15/35	990,000	997,675
Oaktree Strategic Credit Fund 6.500%, due 07/23/29[5]	1,060,000	1,087,586
		8,514,105
Oil & gas—0.5%
Sunoco LP 7.000%, due 05/01/29[1]	915,000	947,087
Real estate investment trusts—2.9%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[1]	1,790,000	1,771,919
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[1]	1,515,000	1,486,109
SBA Tower Trust 6.599%, due 01/15/28[1]	2,300,000	2,358,191
		5,616,219
Retail—0.4%
Macy's Retail Holdings LLC 5.875%, due 03/15/30[1,5]	277,000	273,486
7.375%, due 08/01/33[1]	495,000	496,886
		770,372
Semiconductors—0.8%
ams-OSRAM AG 12.250%, due 03/30/29[1]	1,400,000	1,503,594
Software—0.4%
CoreWeave, Inc. 9.000%, due 02/01/31[1]	430,000	428,166
9.250%, due 06/01/30[1]	330,000	331,667
		759,833

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Corporate bonds—(concluded)
Telecommunications—0.5%
Connect Finco SARL/Connect U.S. Finco LLC 9.000%, due 09/15/29[1]	$1,050,000	$1,060,302
Total corporate bonds (cost—$85,619,934)		88,177,150
Loan assignments—13.8%
Agriculture—0.2%
A-AG U.S. GSI Bidco, Inc. 3 mo. USD Term SOFR + 5.000%, 9.296%, due 10/31/31[2]	523,688	521,724
Airlines—0.8%
American Airlines, Inc. 3 mo. USD Term SOFR + 3.250%, 7.575%, due 05/28/32[2]	533,662	536,998
United Airlines, Inc. 1 mo. USD Term SOFR + 2.000%, 6.351%, due 02/22/31[2]	973,730	976,164
		1,513,162
Chemicals—0.4%
GEON Performance Solutions LLC 3 mo. USD Term SOFR + 4.250%, 8.807%, due 08/18/28[2]	1,010,144	912,160
Commercial services—1.4%
Priority Holdings LLC 1 mo. USD Term SOFR + 4.750%, 9.106%, due 05/16/31[2]	1,043,545	1,043,546
System One Holdings LLC 3 mo. USD Term SOFR + 3.750%, 8.046%, due 03/02/28[2]	1,708,052	1,714,457
		2,758,003
Distribution/wholesale—0.2%
Gloves Buyer, Inc. 1 mo. USD Term SOFR + 4.000%, 8.356%, due 01/17/32[2]	530,000	518,472
Electric—0.8%
Eastern Power LLC 1 mo. USD Term SOFR + 5.250%, 9.606%, due 04/03/28[2]	1,513,530	1,518,267
Environmental control—0.9%
MIP V Waste Holdings LLC 6 mo. USD Term SOFR + 3.000%, 7.197%, due 12/08/28[2]	1,106,403	1,109,169
Tidal Waste & Recycling Holdings LLC 3 mo. USD Term SOFR + 3.000%, 7.296%, due 10/24/31[2]	620,445	623,938
		1,733,107
Health care products—0.9%
Medline Borrower LP 1 mo. USD Term SOFR + 2.250%, 6.606%, due 10/23/28[2]	1,098,601	1,099,293
	Face amount	Value
Loan assignments—(continued)
Health care products—(concluded)
Sotera Health Holdings LLC 3 mo. USD Term SOFR + 3.250%, 7.546%, due 05/30/31[2]	$615,350	$616,507
		1,715,800
Healthcare-services—1.1%
IQVIA, Inc. 3 mo. USD Term SOFR + 1.750%, 6.046%, due 01/02/31[2]	985,050	989,975
MPH Acquisition Holdings LLC 3 mo. USD Term SOFR + 4.600%, 9.170%, due 12/31/30[2]	1,130,856	1,009,527
3 mo. USD Term SOFR + 3.750%, 8.058%, due 12/31/30[2]	136,422	135,604
		2,135,106
Home Furnishings—0.2%
Whirlpool Corp. 1 mo. USD Term SOFR + 1.250%, 5.706%, due 09/23/25[2,3,7]	371,000	371,000
Internet—0.9%
Eagle Broadband Investments LLC 3 mo. USD Term SOFR + 3.000%, 7.557%, due 11/12/27[2]	522,266	518,187
LendingTree, Inc. 1 mo. USD Term SOFR + 4.000%, 8.470%, due 09/15/28[2]	1,213,718	1,213,718
		1,731,905
Media—0.8%
Midcontinent Communications 1 mo. USD Term SOFR + 2.500%, 6.851%, due 08/16/31[2]	1,061,975	1,061,093
Nexstar Broadcasting, Inc. 1 mo. USD Term SOFR + 2.500%, 6.856%, due 06/28/32[2]	545,000	545,545
		1,606,638
Oil & gas—0.2%
Hilcorp Energy I LP 1 mo. USD Term SOFR + 2.000%, 6.343%, due 02/11/30[2]	374,063	374,414
Pharmaceuticals—0.4%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 6.606%, due 05/05/28[2]	830,037	832,760
Pipelines—2.4%
AL NGPL Holdings LLC 3 mo. USD Term SOFR + 2.500%, 6.779%, due 12/09/30[2]	1,088,291	1,090,467
BCP Renaissance Parent LLC 3 mo. USD Term SOFR + 2.500%, 7.296%, due 10/31/28[2]	978,199	979,597

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Loan assignments—(concluded)
Pipelines—(concluded)
Rockpoint Gas Storage Partners LP 3 mo. USD Term SOFR + 3.000%, 7.296%, due 09/18/31[2]	$1,592,000	$1,595,391
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.500%, 6.856%, due 02/22/30[2]	1,152,389	1,155,893
		4,821,348
Real estate investment trusts—0.4%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 2.250%, 6.606%, due 11/18/27[2]	745,975	745,043
Software—0.5%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 7.546%, due 07/06/29[2]	1,132,815	920,412
Telecommunications—0.8%
Connect Finco SARL 1 mo. USD Term SOFR + 3.500%, 7.856%, due 12/11/26[2]	299,007	298,149
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 6.606%, due 09/20/30[2]	1,061,321	1,055,070
Lumen Technologies, Inc. 1 mo. USD Term SOFR + 6.000%, 10.356%, due 06/01/28[2]	310,272	316,735
		1,669,954
Transportation—0.5%
Stonepeak Nile Parent LLC 3 mo. USD Term SOFR + 2.750%, 7.079%, due 04/09/32[2]	985,000	986,724
Total loan assignments (cost—$27,673,201)		27,385,999
Mortgage-backed securities—11.4%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, due 05/15/53[1]	465,000	427,489
BAHA Trust, Series 2024-MAR, Class B, 6.841%, due 12/10/41[1,2]	1,090,000	1,124,836
Bank, Series 2022-BNK42, Class A5, 4.493%, due 06/15/55[2]	220,000	212,944
BBCMS Mortgage Trust, Series 2019-C3, Class B, 4.096%, due 05/15/52	90,000	84,507
Benchmark Mortgage Trust, Series 2019-B15, Class B, 3.564%, due 12/15/72	210,000	181,074
Series 2019-B15, Class C, 3.714%, due 12/15/72[2]	111,000	88,316
Series 2022-B35, Class A5, 4.443%, due 05/15/55[2]	270,000	259,297
	Face amount	Value
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.803%, 5.145%, due 10/15/38[1,2]	$93,709	$93,738
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.035%, 5.378%, due 12/15/38[1,2]	189,124	189,183
BX Trust, Series 2022-CLS, Class B, 6.300%, due 10/13/27[1]	2,020,000	2,027,847
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, 3.500%, due 01/15/53[2]	101,000	87,700
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, due 02/10/50	300,000	288,603
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class B, 6.360%, due 07/10/28[1,2]	880,000	905,250
COMM Mortgage Trust, Series 2025-SBX, Class A, 5.432%, due 08/10/41[1,2,8]	780,000	779,139
CRSO Trust 7.913%, due 07/10/28[2]	880,000	912,582
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[1]	660,000	691,331
Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.194%, 5.537%, due 07/15/38[1,2]	351,669	351,888
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K121, Class X1, IO, 1.016%, due 10/25/30[2]	1,167,022	48,848
Series KL06, Class XFX, IO, 1.360%, due 12/25/29[2]	712,159	34,772
Series K142, Class A2, 2.400%, due 03/25/32	385,000	339,849
Series K144, Class A2, 2.450%, due 04/25/32	270,000	238,490
Series K145, Class A2, 2.580%, due 05/25/32	605,000	537,859
Federal Home Loan Mortgage Corp. Multifamily WI Certificates, Series K146, Class A2, 2.920%, due 07/25/32	170,000	154,301
Federal National Mortgage Association-ACES, Series 2022-M5, Class A3, 2.346%, due 01/01/34[2]	325,000	272,882
FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500%, due 01/25/39[2]	152,016	147,453
INTOWN Mortgage Trust, Series 2025-STAY, Class A, 1 mo. USD Term SOFR + 1.350%, 5.692%, due 03/15/42[1,2]	1,310,000	1,310,000

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Mortgage-backed securities—(concluded)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 1 mo. USD Term SOFR + 1.164%, 5.507%, due 04/15/38[1,2]	$77,935	$77,935
Series 2022-ACB, Class A, 30 day USD SOFR Average + 1.400%, 5.740%, due 03/15/39[1,2]	360,000	360,225
MF1 Trust, Series 2021-W10, Class A, 1 mo. USD Term SOFR + 1.070%, 5.412%, due 12/15/34[1,2]	100,000	99,732
Series 2021-W10, Class B, 1 mo. USD Term SOFR + 1.370%, 5.712%, due 12/15/34[1,2]	370,000	368,514
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%, 5.747%, due 03/15/39[1,2]	2,000,000	2,000,625
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[1,2]	2,050,000	2,049,701
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[1]	2,300,000	2,083,292
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[1]	870,000	889,477
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A4, 4.152%, due 08/15/51	135,000	132,611
Series 2018-C44, Class A5, 4.212%, due 05/15/51	445,000	438,089
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 8.425%, due 11/15/27[1,2]	2,330,000	2,335,825
Total mortgage-backed securities (cost—$22,595,958)		22,626,204
Municipal bonds—0.4%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Revenue Bonds, 6.574%, due 07/01/45	145,000	151,370
State of California, Build America Bonds, GO Bonds, 7.550%, due 04/01/39	70,000	83,682
		235,052
Michigan—0.0%†
University of Michigan, Revenue Bonds, Series B, 3.504%, due 04/01/52	93,000	67,774
Minnesota—0.0%†
University of Minnesota, Revenue Bonds, 4.048%, due 04/01/52	78,000	62,310
	Face amount	Value
Municipal bonds—(concluded)
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds, Series B, 6.561%, due 12/15/40	$105,000	$114,592
New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Series C, 2.052%, due 03/15/30	120,000	108,394
Series C, 2.152%, due 03/15/31	165,000	146,087
		254,481
Texas—0.1%
City of Houston TX, GO Bonds, 3.961%, due 03/01/47	85,000	70,185
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds, Series B, 2.754%, due 10/01/41	50,000	36,997
		107,182
Total municipal bonds (cost—$1,014,429)		841,391
U.S. Treasury obligations—4.5%
U.S. Treasury Bonds 1.375% due 08/15/50	6,450,000	3,135,305
3.625% due 02/15/53	1,775,000	1,428,251
3.875% due 02/15/43	2,125,000	1,881,704
4.750% due 02/15/37	1,750,000	1,803,457
U.S. Treasury Notes, 4.125%, due 07/31/31	725,000	727,520
Total U.S. Treasury obligations (cost—$9,839,323)		8,976,237
	Number of shares
Preferred stocks—2.6%
Capital markets—1.4%
CION Investment Corp.	36,000	894,600
OFS Capital Corp.*	21,000	527,100
Trinity Capital, Inc.	50,000	1,264,500
		2,686,200
Mortgage real estate investment—1.2%
Ellington Financial, Inc.[2,4] Series C	93,400	2,343,406
Total preferred stocks (cost—$5,010,000)		5,029,606
	Face amount
Short-term investments—2.8%
Short-term U.S. Treasury obligations—1.2%
U.S. Treasury Bills 4.139% due 10/09/25[9]	$1,200,000	1,190,219
4.279% due 01/08/26[9]	1,100,000	1,079,748
Total short-term U.S. treasury obligations (cost—$2,270,583)		2,269,967

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Investment companies—1.6%
State Street Institutional U.S. Government Money Market Fund, 4.250%[9] (cost—$3,241,274)	3,241,274	$3,241,274
Total Short-term investments (cost—$5,511,857)		5,511,241
Investment of cash collateral from securities loaned—2.4%
Money market funds—2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[9] (cost—$4,750,353)	4,750,353	4,750,353
Total investments (cost—$198,823,139)—101.4%		200,608,312
Liabilities in excess of other assets—(1.4)%		(2,742,787)
Net assets—100.0%		$197,865,525

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
105	USD	U.S. Long Bond Futures	September 2025	$11,728,610	$11,989,688	$261,078
131	USD	U.S. Treasury Note 10 Year Futures	September 2025	14,347,905	14,549,187	201,282
132	USD	Ultra U.S. Treasury Bond Futures	September 2025	14,947,281	15,485,250	537,969
247	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2025	27,407,865	27,930,297	522,432
Total				$68,431,661	$69,954,422	$1,522,761
Interest rate futures sell contracts:
111	USD	U.S. Treasury Note 5 Year Futures	September 2025	$(11,965,180)	$(12,007,078)	$(41,898)
Total				$(11,965,180)	$(12,007,078)	$(41,898)
Net unrealized appreciation (depreciation)						$1,480,863

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$37,310,131	$—	$37,310,131
Corporate bonds	—	88,177,150	—	88,177,150
Loan assignments	—	27,014,999	371,000	27,385,999
Mortgage-backed securities	—	22,626,204	—	22,626,204
Municipal bonds	—	841,391	—	841,391
U.S. Treasury obligations	—	8,976,237	—	8,976,237
Preferred stocks	5,029,606	—	—	5,029,606
Investment companies	3,241,274	—	—	3,241,274
Short-term U.S. Treasury obligations	—	2,269,967	—	2,269,967
Investment of cash collateral from securities loaned	4,750,353	—	—	4,750,353
Futures contracts	1,522,761	—	—	1,522,761
Total	$14,543,994	$187,216,079	$371,000	$202,131,073
Liabilities
Futures contracts	$(41,898)	$—	$—	$(41,898)
Total	$(41,898)	$—	$—	$(41,898)

At July 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $92,679,385, represented 46.8% of the Portfolio's net assets at period end.

2  Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Perpetual investment. Date shown reflects the next call date.

5  Security, or portion thereof, was on loan at the period end.

6  Zero coupon bond.

7  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

8  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

9  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Asset-backed securities—14.2%
Accredited Mortgage Loan Trust, Series 2004-2, Class A1, 1 mo. USD Term SOFR + 0.404%, 5.047%, due 07/25/34[2]	208,098	$205,639
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.967%, due 07/15/53[3]	980,000	1,001,055
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[3]	3,000,000	3,004,201
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, due 05/17/32[3]	147,670	149,248
Series 2024-B, Class E, 6.678%, due 09/15/32[3]	178,913	179,993
Antares CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD Term SOFR + 3.350%, 7.676%, due 01/20/36[2,3]	2,270,000	2,285,441
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C, 6.180%, due 10/20/27[3]	135,000	135,572
Series 2023-4A, Class A, 5.490%, due 06/20/29[3]	2,100,000	2,147,565
Series 2025-2A, Class B, 5.510%, due 08/20/31[3]	100,000	100,832
Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.150%, 5.482%, due 04/22/35[2,3]	250,000	250,175
Series 2022-3A, Class A1R, 3 mo. USD Term SOFR + 1.160%, 5.482%, due 07/17/35[2,3]	250,000	249,996
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 30 day USD SOFR Average + 2.750%, 7.100%, due 06/25/47[2,3]	15,022	15,308
Series 2024-EDU1, Class C, 30 day USD SOFR Average + 1.800%, 6.150%, due 06/25/47[2,3]	34,788	34,670
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[3]	1,363,211	1,367,042
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.408%, due 11/20/54[3]	104,000	104,314
Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, due 05/15/39[3]	81,013	82,619
Series 2024-1A, Class A, 6.197%, due 05/15/39[3]	94,786	96,513
Series 2024-2A, Class A, 5.364%, due 09/15/39[3]	1,330,917	1,326,142
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[3]	1,438,708	1,423,022
	Face amount[1]	Value
Asset-backed securities—(continued)
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[3]	1,155,908	$1,165,072
Castlelake Aircraft Structured Trust, Series 2025-1A, Class B, 6.504%, due 02/15/50[3]	241,821	242,953
Series 2025-2A, Class A, 5.465%, due 08/15/50[3,4]	250,000	249,995
CCG Receivables Trust, Series 2024-1, Class C, 5.220%, due 03/15/32[3]	100,000	101,018
Series 2025-1, Class C, 4.890%, due 10/14/32[3]	100,000	100,437
CHEC Loan Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.074%, 5.427%, due 06/25/34[2]	172,588	176,601
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, due 11/22/49[3]	121,000	122,350
Series 2024-2A, Class A2, 5.923%, due 11/22/49[3]	78,000	79,305
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[3]	2,360,000	2,469,750
Compass Datacenters Issuer II LLC, Series 2024-1A, Class B, 7.000%, due 02/25/49[3]	102,000	104,606
Series 2024-2A, Class A1, 5.022%, due 08/25/49[3]	77,000	76,857
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33[3]	3,050,000	3,089,866
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class B, 6.780%, due 01/20/31[3]	81,721	82,856
Series 2024-1C, Class A, 6.050%, due 01/20/31[3]	81,720	82,181
CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.300%, due 04/20/48[3]	58,000	56,395
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[3]	1,285,000	1,275,794
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.730%, due 03/22/30[3]	100,000	101,359
Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1A, 1 mo. USD Term SOFR + 0.934%, 5.276%, due 09/15/29[2]	21,871	20,913
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[3]	1,069,108	1,071,806
ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.560%, due 08/25/49[3]	79,741	80,419

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Asset-backed securities—(continued)
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, due 05/15/31	54,000	$54,622
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.910%, due 12/15/31	61,000	60,785
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1 mo. USD Term SOFR + 0.594%, 4.947%, due 10/25/36[2]	923,054	598,635
Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, due 03/15/50[3]	94,991	95,383
Series 2025-1A, Class A, 4.950%, due 04/15/50[3]	89,547	89,941
Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, due 08/20/53[3]	139,000	140,748
Series 2024-1, Class B, 7.020%, due 06/20/54[3]	140,000	145,364
FS Rialto Issuer LLC, Series 2022-FL4, Class A, 30 day USD SOFR Average + 1.900%, 6.248%, due 01/19/39[2,3]	268,834	269,046
GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, due 12/17/29[3]	61,000	61,957
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, due 10/15/31[3]	34,000	34,353
Series 2024-4A, Class C, 4.750%, due 11/15/30[3]	33,000	32,998
Series 2025-1A, Class C, 5.260%, due 03/15/31[3]	38,000	38,366
Series 2025-1A, Class B, 5.040%, due 02/15/31[3]	32,000	32,321
Gracie Point International Funding LLC, Series 2024-1A, Class A, 90 day USD SOFR Average + 1.700%, 6.122%, due 03/01/28[2,3]	108,000	108,174
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class C, 5.690%, due 03/25/60[3]	100,000	101,222
Series 2025-2A, Class D, 5.560%, due 06/25/60[3]	100,000	100,242
GSAMP Trust, Series 2006-HE4, Class A1, 1 mo. USD Term SOFR + 0.394%, 4.747%, due 06/25/36[2]	325,314	318,912
HGI CRE CLO Ltd., Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.700%, 6.043%, due 04/20/37[2,3]	578,370	578,343
Hilton Grand Vacations Trust, Series 2022-1D, Class D, 6.790%, due 06/20/34[3]	33,920	33,554
	Face amount[1]	Value
Asset-backed securities—(continued)
Series 2022-2A, Class B, 4.740%, due 01/25/37[3]	37,669	$37,292
Series 2024-1B, Class C, 6.620%, due 09/15/39[3]	30,908	31,224
Series 2024-1B, Class B, 5.990%, due 09/15/39[3]	13,246	13,370
Series 2024-2A, Class C, 5.990%, due 03/25/38[3]	86,321	86,922
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.820%, due 04/20/32[3]	114,000	115,645
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, due 05/20/32[3]	144,132	145,948
Island Finance Trust, Series 2025-1A, Class A, 6.540%, due 03/19/35[3]	100,000	101,190
JP Morgan Mortgage Trust, Series 2023-HE3, Class M1, 30 day USD SOFR Average + 2.100%, 6.448%, due 05/20/54[2,3]	95,000	95,694
Series 2024-HE1, Class M2, 30 day USD SOFR Average + 2.400%, 6.748%, due 08/25/54[2,3]	36,000	36,328
Series 2024-HE1, Class M1, 30 day USD SOFR Average + 2.000%, 6.348%, due 08/25/54[2,3]	47,000	47,335
KREF Ltd., Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.450%, 5.801%, due 02/17/39[2,3]	457,810	457,524
Lendmark Funding Trust, Series 2024-2A, Class A, 4.470%, due 02/21/34[3]	1,640,000	1,627,931
LoanCore Issuer Ltd., Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.414%, 5.756%, due 11/15/38[2,3]	294,129	293,765
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604%, due 09/20/65[3,4]	194,000	193,998
M360 Ltd., Series 2021-CRE3, Class A, 1 mo. USD Term SOFR + 1.614%, 5.969%, due 11/22/38[2,3]	41,112	41,084
Marble Point CLO XXII Ltd., Series 2021-2A, Class AR, 3 mo. USD Term SOFR + 1.220%, 5.539%, due 07/25/34[2,3]	250,000	250,178
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.830%, due 08/20/55[3,4]	105,000	104,982
Series 2025-2A, Class A2, 5.400%, due 08/20/55[3,4]	174,000	173,986

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Asset-backed securities—(continued)
MF1 Ltd., Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.350%, 5.701%, due 02/19/37[2,3]	436,888	$436,898
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2, 1 mo. USD Term SOFR + 0.819%, 5.172%, due 12/25/34[2]	114,585	112,182
MVW LLC, Series 2022-1A, Class B, 4.400%, due 11/21/39[3]	66,161	65,174
Series 2023-2A, Class C, 7.060%, due 11/20/40[3]	57,829	59,105
Series 2024-2A, Class C, 4.920%, due 03/20/42[3]	80,500	78,307
Series 2024-2A, Class B, 4.580%, due 03/20/42[3]	100,625	98,821
Series 2025-1A, Class B, 5.210%, due 09/22/42[3]	113,238	112,955
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, due 05/15/69[3]	90,606	82,436
Series 2021-EA, Class A, 0.970%, due 12/16/69[3]	178,246	159,110
Series 2021-FA, Class A, 1.110%, due 02/18/70[3]	130,768	115,341
Series 2021-GA, Class A, 1.580%, due 04/15/70[3]	144,666	129,564
Series 2024-A, Class A, 5.660%, due 10/15/72[3]	174,518	177,929
New Economy Assets—Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[3]	1,500,000	1,230,377
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, due 03/15/28[3]	2,250,000	2,264,256
NMEF Funding LLC, Series 2022-B, Class A2, 6.070%, due 06/15/29[3]	323,421	323,933
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, due 11/25/31[2,3]	111,798	112,962
OBX Trust, Series 2025-HE1, Class M1, 30 day USD SOFR Average + 1.900%, 6.250%, due 02/25/55[2,3]	100,000	100,355
Series 2025-HE1, Class A1, 30 day USD SOFR Average + 1.600%, 5.950%, due 02/25/55[2,3]	106,775	107,154
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[3]	1,410,000	1,420,519
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.940%, due 05/15/34[3]	1,134,782	1,140,162
	Face amount[1]	Value
Asset-backed securities—(continued)
OWN Equipment Fund I LLC, Series 2024-2M, Class B, 6.430%, due 12/20/32[3]	121,658	$122,534
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[3]	2,239,285	2,259,326
Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, due 10/15/31[3]	167,268	168,213
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.940%, due 10/20/28[3]	100,000	100,293
Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.080%, due 02/15/28[3]	179,000	175,608
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[3]	1,920,000	1,941,817
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[3]	1,790,000	1,765,265
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	3,000,000	3,058,974
Series 2024-1, Class C, 5.450%, due 03/15/30	50,000	50,606
Saxon Asset Securities Trust, Series 2004-1, Class M1, 1 mo. USD Term SOFR + 0.909%, 1.941%, due 03/25/35[2]	39,284	34,699
Series 2006-1, Class M1, 1 mo. USD Term SOFR + 0.579%, 4.932%, due 03/25/36[2]	556,511	543,223
SCCU Auto Receivables Trust, Series 2025-1A, Class C, 5.080%, due 02/17/32[3,4]	29,000	28,965
Series 2025-1A, Class B, 4.780%, due 12/15/31[3,4]	44,000	43,937
Series 2025-1A, Class A4, 4.680%, due 09/15/31[3,4]	49,000	48,978
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.510%, due 01/20/32[3]	68,000	69,128
Series 2024-1A, Class A2, 5.350%, due 06/21/27[3]	7,619	7,621
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class C, 1.950%, due 09/20/38[3]	28,816	28,232
Series 2021-2A, Class B, 1.800%, due 09/20/38[3]	12,210	11,988
Series 2022-2A, Class B, 5.040%, due 06/20/40[3]	58,773	58,456
Series 2023-2A, Class C, 7.300%, due 04/20/40[3]	46,554	47,890
Series 2023-3A, Class C, 7.120%, due 09/20/40[3]	51,163	52,495

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Asset-backed securities—(continued)
Series 2024-1A, Class C, 5.940%, due 01/20/43[3]	50,743	$51,028
Series 2024-2A, Class C, 5.830%, due 06/20/41[3]	63,689	63,988
Series 2024-3A, Class C, 5.320%, due 08/20/41[3]	130,606	130,214
Series 2025-2A, Class C, 5.320%, due 04/20/44[3]	100,000	100,247
Series 2025-2A, Class B, 4.930%, due 04/20/44[3]	100,000	100,000
SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 3.050%, due 11/16/48[3]	158,000	140,498
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.430%, due 12/22/31[3]	171,000	172,070
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.900%, due 03/25/48[3]	950,000	952,795
Series 2023-3A, Class A2, 5.900%, due 10/25/48[3]	124,000	124,706
Series 2025-1A, Class A2, 5.000%, due 05/25/50[3]	73,000	71,939
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[3]	1,342,029	1,239,228
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2001-SB1, Class A2, 3.375%, due 08/25/31	2,851	2,840
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, due 07/30/54[3]	99,250	100,493
Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 3 mo. USD Term SOFR + 1.150%, 5.468%, due 10/23/35[2,3,4]	300,000	300,033
THL Credit Wind River CLO Ltd., Series 2017-3A, Class AR2, 3 mo. USD Term SOFR + 1.200%, 0.000%, due 04/15/35[2,3,4]	250,000	250,028
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.000%, due 06/25/53[3]	170,000	169,903
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.049%, due 01/25/64[2,3]	67,238	67,348
Series 2024-CES1, Class A1A, 5.848%, due 01/25/64[2,3]	97,495	97,664
Series 2024-CES2, Class A1A, 6.125%, due 02/25/64[2,3]	149,540	150,384
Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, due 11/15/27[3]	200,000	199,726
	Face amount[1]	Value
Asset-backed securities—(concluded)
TRTX Issuer Ltd., Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.537%, 5.887%, due 09/18/42[2,3]	130,000	$129,811
U.S. Bank NA, Series 2023-1, Class B, 6.789%, due 08/25/32[3]	82,693	83,572
Series 2025-SUP1, Class C, 30 day USD SOFR Average + 1.900%, 6.250%, due 02/25/32[2,3]	209,208	207,897
U.S. Small Business Administration, Series 2005-20H, Class 1, 5.110%, due 08/01/25	5,072	5,072
Series 2007-20D, Class 1, 5.320%, due 04/01/27	61,694	61,650
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.369%, due 04/20/55[3]	115,000	117,047
Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.316%, due 03/16/48[3]	1,370,000	1,375,197
Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, due 06/15/37[3]	192,419	194,005
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, due 11/15/30[3]	116,000	117,411
Series 2025-2A, Class D, 5.080%, due 05/15/31[3]	127,000	127,028
Series 2025-2A, Class C, 4.850%, due 01/15/31[3]	85,000	85,131
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[3]	598,335	615,685
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.300%, due 06/25/55[3]	100,000	93,235
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, due 03/20/55[3]	1,010,000	1,019,948
Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, due 04/20/54[3]	155,000	159,978
Series 2024-1A, Class A2, 6.640%, due 04/20/54[3]	34,000	34,766
Total asset-backed securities (cost—$58,524,167)		59,517,595
Corporate bonds—46.6%
Aerospace & defense—0.5%
AAR Escrow Issuer LLC 6.750%, due 03/15/29[3]	20,000	20,521
Boeing Co. 2.196%, due 02/04/26	100,000	98,673
2.700%, due 02/01/27	100,000	97,145
2.750%, due 02/01/26	300,000	297,066

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Aerospace & defense—(concluded)
3.450%, due 11/01/28		200,000	$192,649
5.805%, due 05/01/50		275,000	265,399
Bombardier, Inc. 6.750%, due 06/15/33[3]		120,000	123,339
Goat Holdco LLC 6.750%, due 02/01/32[3]		105,000	105,847
Rolls-Royce PLC 5.750%, due 10/15/27[3]		200,000	204,513
RTX Corp. 5.750%, due 11/08/26		100,000	101,478
TransDigm, Inc. 4.625%, due 01/15/29		10,000	9,777
6.375%, due 03/01/29[3]		70,000	71,642
6.625%, due 03/01/32[3]		35,000	35,989
6.875%, due 12/15/30[3]		415,000	430,094
7.125%, due 12/01/31[3]		10,000	10,413
			2,064,545
Agriculture—0.4%
BAT Capital Corp. 6.343%, due 08/02/30		200,000	214,409
Cargill, Inc. 5.125%, due 10/11/32[3]		1,085,000	1,110,850
Imperial Brands Finance PLC 3.500%, due 07/26/26[3]		200,000	197,920
5.875%, due 07/01/34[3]		200,000	204,342
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.950%, due 04/20/35[3]		30,000	30,955
			1,758,476
Airlines—0.1%
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.200%, due 06/15/28		182,100	174,150
Series 2015-2, Class AA, 3.600%, due 09/22/27		172,084	167,405
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.950%, due 05/15/28		223,185	203,661
Spirit Airlines Pass-Through Trust Series 2015-1A, 4.100%, due 04/01/28		49,081	44,660
			589,876
Apparel—0.0%†
Birkenstock Financing SARL 5.250%, due 04/30/29[5]	EUR	100,000	115,609
Auto manufacturers—0.6%
BMW U.S. Capital LLC 5.050%, due 03/21/30[3]		200,000	203,810
Daimler Truck Finance North America LLC 2.000%, due 12/14/26[3]		200,000	193,305
Ford Motor Credit Co. LLC 3.375%, due 11/13/25		200,000	199,005
5.800%, due 03/05/27		200,000	201,125
	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Hyundai Capital America 5.150%, due 03/27/30[3]		100,000	$101,137
5.250%, due 01/08/27[3]		200,000	201,707
5.950%, due 09/21/26[3]		100,000	101,373
Mercedes-Benz Finance North America LLC 4.750%, due 03/31/28[3]		200,000	201,620
Nissan Motor Acceptance Co. LLC 2.000%, due 03/09/26[3]		100,000	98,047
2.750%, due 03/09/28[3]		200,000	185,398
Nissan Motor Co. Ltd. 3.522%, due 09/17/25[3]		200,000	199,456
4.810%, due 09/17/30[3]		200,000	183,808
Volkswagen Bank GmbH 2.500%, due 07/31/26[5]	EUR	500,000	570,864
			2,640,655
Auto parts & equipment—0.1%
Adient Global Holdings Ltd. 8.250%, due 04/15/31[3,6]		10,000	10,453
Schaeffler AG 4.500%, due 03/28/30[5]	EUR	100,000	116,036
ZF Europe Finance BV 3.000%, due 10/23/29[5]	EUR	100,000	100,915
ZF North America Capital, Inc. 6.875%, due 04/23/32[3]		50,000	46,656
			274,060
Banks—12.4%
ABN AMRO Bank NV (fixed, converts to FRN on 12/03/34), 5.515%, due 12/03/35[2,3]		200,000	202,764
(fixed, converts to FRN on 10/13/25), 6.575%, due 10/13/26[2,3]		200,000	205,318
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[2,3]		1,700,000	1,706,664
5.398%, due 11/29/27[3]		1,680,000	1,716,443
Banco Bilbao Vizcaya Argentaria SA (fixed, converts to FRN on 01/14/32), 7.750%, due 01/14/32[2,6,7]		200,000	207,257
Banco Mercantil del Norte SA (fixed, converts to FRN on 05/20/35), 8.750%, due 05/20/35[2,3,7]		15,000	15,337
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.621%, due 12/10/29[3]		10,000	10,241
Banco Santander SA 4.379%, due 04/12/28		200,000	199,207
(fixed, converts to FRN on 05/12/27), 4.750%, due 11/12/26[2,7]		200,000	195,605
Bangkok Bank PCL 5.650%, due 07/05/34[3]		25,000	25,907

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp. (fixed, converts to FRN on 04/29/30), 2.592%, due 04/29/31[2]	200,000	$182,825
(fixed, converts to FRN on 04/24/27), 3.705%, due 04/24/28[2]	100,000	98,657
(fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]	200,000	197,852
(fixed, converts to FRN on 04/27/27), 4.376%, due 04/27/28[2]	250,000	249,474
(fixed, converts to FRN on 01/20/26), 5.080%, due 01/20/27[2]	200,000	200,595
(fixed, converts to FRN on 09/15/28), 5.819%, due 09/15/29[2]	200,000	207,779
Series OO, (fixed, converts to FRN on 05/01/30), 6.625%, due 05/01/30[2,7]	80,000	81,924
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,760,000	1,737,347
Series I, (fixed, converts to FRN on 12/20/26), 3.750%, due 12/20/26[2,7]	170,000	164,111
(fixed, converts to FRN on 03/14/29), 4.975%, due 03/14/30[2]	200,000	204,191
Bank of New Zealand 4.846%, due 02/07/28[3]	1,390,000	1,405,918
Barclays PLC (fixed, converts to FRN on 05/16/28), 4.972%, due 05/16/29[2]	200,000	201,862
(fixed, converts to FRN on 11/02/32), 7.437%, due 11/02/33[2]	400,000	454,585
(fixed, converts to FRN on 09/15/29), 8.000%, due 03/15/29[2,7]	200,000	211,968
BNP Paribas SA (fixed, converts to FRN on 01/12/27), 4.625%, due 01/12/27[2,3,7]	200,000	195,840
(fixed, converts to FRN on 05/09/30), 5.085%, due 05/09/31[2,3]	755,000	762,293
(fixed, converts to FRN on 05/20/29), 5.497%, due 05/20/30[2,3]	200,000	205,386
BPCE SA (fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[2,3]	250,000	264,450
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[2,3]	200,000	206,475
Citibank NA 5.864%, due 09/29/25	100,000	100,098
Citigroup, Inc. Series X, (fixed, converts to FRN on 02/18/26), 3.875%, due 02/18/26[2,7]	128,000	126,495
Citizens Financial Group, Inc. Series B, 3 mo. USD Term SOFR + 3.265%, 7.550%, due 10/06/25[2,7]	60,000	60,009
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Series C, 3 mo. USD Term SOFR + 3.419%, 7.704%, due 10/06/25[2,7]	80,000	$80,010
Comerica Bank (fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,690,000	1,645,261
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[2,3]	200,000	206,976
Deutsche Bank AG (fixed, converts to FRN on 02/08/27), 5.706%, due 02/08/28[2]	200,000	202,964
(fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[2]	200,000	212,876
Fifth Third Bancorp (fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[2]	35,000	35,143
(fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	2,430,000	2,527,652
Series H, 3 mo. USD Term SOFR + 3.295%, 7.590%, due 08/30/25[2,7]	115,000	114,840
Goldman Sachs Bank USA 1 day USD SOFR + 0.750%, 5.092%, due 05/21/27[2]	250,000	250,637
1 day USD SOFR + 0.770%, 5.120%, due 03/18/27[2]	200,000	200,405
Goldman Sachs Group, Inc. (fixed, converts to FRN on 10/21/26), 1.948%, due 10/21/27[2]	100,000	96,839
Series U, (fixed, converts to FRN on 08/10/26), 3.650%, due 08/10/26[2,7]	45,000	44,028
Series T, (fixed, converts to FRN on 05/10/26), 3.800%, due 05/10/26[2,7]	20,000	19,610
Series V, (fixed, converts to FRN on 11/10/26), 4.125%, due 11/10/26[2,7]	50,000	48,940
Series Y, (fixed, converts to FRN on 11/10/34), 6.125%, due 11/10/34[2,6,7]	70,000	69,220
3 mo. USD Term SOFR + 2.012%, 6.325%, due 10/28/27[2]	200,000	203,601
Series X, (fixed, converts to FRN on 05/10/29), 7.500%, due 05/10/29[2,7]	95,000	99,259
Grupo Aval Ltd. 4.375%, due 02/04/30[3]	70,000	64,190
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	2,000,000	1,831,250
(fixed, converts to FRN on 08/11/32), 5.402%, due 08/11/33[2]	200,000	205,092
(fixed, converts to FRN on 03/09/33), 6.254%, due 03/09/34[2]	600,000	642,482

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	1,205,000	$1,274,796
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	830,000	827,698
Series G, (fixed, converts to FRN on 10/15/27), 4.450%, due 10/15/27[2,6,7]	50,000	49,115
Series F, (fixed, converts to FRN on 07/15/30), 5.625%, due 07/15/30[2,6,7]	19,000	19,463
Huntington National Bank 5.650%, due 01/10/30	273,000	282,776
ING Groep NV (fixed, converts to FRN on 11/16/27), 3.875%, due 05/16/27[2,7]	227,000	215,901
Series NC10, (fixed, converts to FRN on 11/16/31), 4.250%, due 05/16/31[2,7]	200,000	172,722
(fixed, converts to FRN on 03/25/30), 5.066%, due 03/25/31[2]	200,000	202,921
(fixed, converts to FRN on 03/19/29), 5.335%, due 03/19/30[2]	200,000	204,926
(fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[2,6,7]	200,000	199,365
1 day USD SOFR Index + 1.560%, 5.907%, due 09/11/27[2]	200,000	201,979
Intesa Sanpaolo SpA Series XR, 4.000%, due 09/23/29[3]	200,000	194,458
7.200%, due 11/28/33[3]	200,000	224,974
JPMorgan Chase & Co. (fixed, converts to FRN on 09/22/26), 1.470%, due 09/22/27[2]	200,000	193,168
(fixed, converts to FRN on 02/24/27), 2.947%, due 02/24/28[2]	200,000	195,310
(fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[2]	200,000	195,640
(fixed, converts to FRN on 01/29/26), 3.960%, due 01/29/27[2]	100,000	99,740
(fixed, converts to FRN on 07/24/28), 5.299%, due 07/24/29[2]	200,000	204,787
(fixed, converts to FRN on 10/22/26), 6.070%, due 10/22/27[2]	200,000	203,624
Series CC, 3 mo. USD Term SOFR + 2.842%, 7.118%, due 11/01/25[2,6,7]	45,000	45,577
KeyBank NA 5.850%, due 11/15/27	1,435,000	1,474,941
Lloyds Bank PLC 7.500%, due 04/02/32[2,5]	800,000	578,683
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,785,000	1,760,585
(fixed, converts to FRN on 06/13/35), 6.068%, due 06/13/36[2]	200,000	204,644
	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]		810,000	$927,966
(fixed, converts to FRN on 03/27/30), 8.000%, due 09/27/29[2,6,7]		200,000	213,605
M&T Bank Corp. Series I, (fixed, converts to FRN on 09/01/26), 3.500%, due 09/01/26[2,7]		190,000	182,602
Series G, (fixed, converts to FRN on 08/01/29), 7.304%, due 02/01/26[2,7]		56,000	56,366
Mizuho Financial Group, Inc. (fixed, converts to FRN on 05/22/29), 3.261%, due 05/22/30[2]		200,000	190,809
(fixed, converts to FRN on 07/10/29), 5.382%, due 07/10/30[2]		200,000	205,310
Morgan Stanley (fixed, converts to FRN on 03/21/29), 3.790%, due 03/21/30[2]	EUR	100,000	117,538
(fixed, converts to FRN on 02/01/28), 5.123%, due 02/01/29[2]		200,000	202,940
(fixed, converts to FRN on 07/19/34), 5.320%, due 07/19/35[2]		85,000	86,070
(fixed, converts to FRN on 07/20/28), 5.449%, due 07/20/29[2]		200,000	205,290
(fixed, converts to FRN on 01/18/34), 5.466%, due 01/18/35[2]		45,000	46,097
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]		1,380,000	1,495,423
Morgan Stanley Bank NA 1 day USD SOFR + 1.080%, 5.425%, due 01/14/28[2]		250,000	251,716
(fixed, converts to FRN on 05/26/27), 5.504%, due 05/26/28[2]		250,000	254,479
NatWest Group PLC (fixed, converts to FRN on 05/22/27), 3.073%, due 05/22/28[2]		200,000	195,031
(fixed, converts to FRN on 12/28/31), 4.600%, due 06/28/31[2,7]		200,000	177,660
1 day USD SOFR + 1.300%, 5.639%, due 11/15/28[2]		1,220,000	1,230,417
(fixed, converts to FRN on 03/02/33), 6.016%, due 03/02/34[2]		200,000	211,451
(fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]		1,370,000	1,379,752
PNC Financial Services Group, Inc. Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[2,7]		1,149,000	1,107,143
Series S, (fixed, converts to FRN on 11/01/26), 5.000%, due 11/01/26[2,7]		22,000	21,882
Series W, (fixed, converts to FRN on 03/15/30), 6.250%, due 03/15/30[2,7]		75,000	75,854

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Royal Bank of Canada (fixed, converts to FRN on 08/06/28), 4.498%, due 08/06/29[2,4]	200,000	$200,131
Santander Holdings USA, Inc. (fixed, converts to FRN on 01/06/27), 2.490%, due 01/06/28[2,6]	1,200,000	1,162,860
(fixed, converts to FRN on 03/20/30), 5.741%, due 03/20/31[2,6]	200,000	205,791
(fixed, converts to FRN on 09/09/25), 5.807%, due 09/09/26[2]	1,140,000	1,140,898
(fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	970,000	1,009,882
Santander U.K. Group Holdings PLC (fixed, converts to FRN on 01/10/28), 6.534%, due 01/10/29[2]	100,000	104,121
(fixed, converts to FRN on 11/21/25), 6.833%, due 11/21/26[2]	200,000	201,165
Skandinaviska Enskilda Banken AB 5.375%, due 03/05/29[3]	885,000	909,521
Societe Generale SA (fixed, converts to FRN on 01/10/33), 6.691%, due 01/10/34[2,3]	300,000	321,480
Standard Chartered Bank 4.853%, due 12/03/27	250,000	253,255
Standard Chartered PLC (fixed, converts to FRN on 07/06/26), 6.187%, due 07/06/27[2,3]	100,000	101,260
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2]	740,000	763,031
Sumitomo Mitsui Financial Group, Inc. 1.902%, due 09/17/28	200,000	185,129
5.316%, due 07/09/29	200,000	205,565
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,720,000	1,711,324
Series Q, (fixed, converts to FRN on 09/01/30), 5.100%, due 03/01/30[2,7]	15,000	14,764
(fixed, converts to FRN on 01/26/33), 5.122%, due 01/26/34[2]	200,000	200,067
(fixed, converts to FRN on 10/28/32), 6.123%, due 10/28/33[2]	770,000	817,655
Series N, (fixed, converts to FRN on 09/01/29), 6.669%, due 09/01/25[2,7]	110,000	109,929
U.S. Bancorp Series N, (fixed, converts to FRN on 01/15/27), 3.700%, due 01/15/27[2,6,7]	445,000	427,802
(fixed, converts to FRN on 02/01/33), 4.839%, due 02/01/34[2]	200,000	197,451
Wells Fargo & Co. (fixed, converts to FRN on 10/30/29), 2.879%, due 10/30/30[2]	200,000	186,829
	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(concluded)
(fixed, converts to FRN on 06/17/26), 3.196%, due 06/17/27[2]		200,000	$197,614
(fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]		1,915,000	1,753,050
Series BB, (fixed, converts to FRN on 03/15/26), 3.900%, due 03/15/26[2,7]		115,000	113,927
(fixed, converts to FRN on 07/25/28), 5.574%, due 07/25/29[2]		200,000	205,937
(fixed, converts to FRN on 10/23/33), 6.491%, due 10/23/34[2]		220,000	240,529
Wells Fargo Bank NA 5.450%, due 08/07/26		100,000	100,935
			51,911,248
Beverages—0.1%
Constellation Brands, Inc. 4.800%, due 01/15/29		100,000	100,767
JDE Peet's NV 4.500%, due 01/23/34[5]	EUR	200,000	239,070
			339,837
Biotechnology—0.1%
Amgen, Inc. 5.750%, due 03/02/63		240,000	230,256
Regeneron Pharmaceuticals, Inc. 1.750%, due 09/15/30		300,000	260,488
			490,744
Building materials—0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.625%, due 12/15/30[3]		245,000	249,804
JELD-WEN, Inc. 4.875%, due 12/15/27[3,6]		25,000	23,717
7.000%, due 09/01/32[3,6]		45,000	33,762
MIWD Holdco II LLC/MIWD Finance Corp. 5.500%, due 02/01/30[3,6]		20,000	19,037
Quikrete Holdings, Inc. 6.750%, due 03/01/33[3]		105,000	107,690
Standard Building Solutions, Inc. 6.250%, due 08/01/33[3]		25,000	25,238
Standard Industries, Inc. 4.375%, due 07/15/30[3]		55,000	52,071
			511,319
Chemicals—0.4%
Avient Corp. 7.125%, due 08/01/30[3]		10,000	10,272
Celanese U.S. Holdings LLC 6.750%, due 04/15/33[6]		15,000	15,129
7.050%, due 11/15/30		30,000	31,243
International Flavors & Fragrances, Inc. 2.300%, due 11/01/30[3]		99,000	87,348
Olin Corp. 6.625%, due 04/01/33[3]		1,115,000	1,085,008

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(concluded)
Olympus Water U.S. Holding Corp. 4.250%, due 10/01/28[3]		65,000	$61,892
7.250%, due 06/15/31[3]		20,000	20,425
9.625%, due 11/15/28[5]	EUR	100,000	120,133
9.750%, due 11/15/28[3]		165,000	172,973
Sociedad Quimica y Minera de Chile SA 5.500%, due 09/10/34[3]		20,000	19,550
6.500%, due 11/07/33[3]		15,000	15,799
WR Grace Holdings LLC 4.875%, due 06/15/27[3]		110,000	109,380
7.375%, due 03/01/31[3]		10,000	10,293
			1,759,445
Commercial services—0.9%
Ashtead Capital, Inc. 5.500%, due 08/11/32[3]		1,700,000	1,722,158
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/30[3,6]		805,000	828,373
Block, Inc. 6.500%, due 05/15/32		200,000	205,237
Champions Financing, Inc. 8.750%, due 02/15/29[3,6]		80,000	74,073
Duke University Series 2020, 2.682%, due 10/01/44		300,000	212,446
Emory University Series 2020, 2.143%, due 09/01/30		200,000	179,726
Equifax, Inc. 4.800%, due 09/15/29		200,000	201,295
Herc Holdings, Inc. 7.250%, due 06/15/33[3]		95,000	98,374
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%, due 01/15/28[3]		75,000	74,995
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.750%, due 08/15/32[3]		40,000	41,320
United Rentals North America, Inc. 6.125%, due 03/15/34[3]		55,000	56,392
Verisure Midholding AB 5.250%, due 02/15/29[5]	EUR	100,000	114,930
Veritiv Operating Co. 10.500%, due 11/30/30[3]		45,000	48,774
VM Consolidated, Inc. 5.500%, due 04/15/29[3]		20,000	19,633
Williams Scotsman, Inc. 7.375%, due 10/01/31[3]		55,000	57,416
			3,935,142
Computers—0.1%
Amentum Holdings, Inc. 7.250%, due 08/01/32[3]		50,000	51,724
Dell International LLC/EMC Corp. 5.500%, due 04/01/35		165,000	166,808
			218,532
	Face amount[1]	Value
Corporate bonds—(continued)
Cosmetics/personal care—0.0%†
Perrigo Finance Unlimited Co. 6.125%, due 09/30/32	35,000	$35,366
Distribution & wholesale—0.0%†
Gates Corp. 6.875%, due 07/01/29[3]	25,000	25,727
Resideo Funding, Inc. 4.000%, due 09/01/29[3]	20,000	18,705
6.500%, due 07/15/32[3]	10,000	10,145
		54,577
Diversified financial services—2.5%
Acadian Asset Management, Inc. 4.800%, due 07/27/26	755,000	746,934
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450%, due 04/03/26	200,000	199,591
5.100%, due 01/19/29	50,000	50,780
Ally Financial, Inc. 2.200%, due 11/02/28	200,000	184,602
Series C, (fixed, converts to FRN on 05/15/28), 4.700%, due 05/15/28[2,7]	104,000	94,868
(fixed, converts to FRN on 01/17/30), 5.543%, due 01/17/31[2]	40,000	40,529
(fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]	1,285,000	1,354,737
American Express Co. (fixed, converts to FRN on 04/23/26), 5.645%, due 04/23/27[2]	200,000	201,466
(fixed, converts to FRN on 10/30/25), 6.338%, due 10/30/26[2]	200,000	200,790
Aviation Capital Group LLC 5.375%, due 07/15/29[3]	200,000	203,407
6.250%, due 04/15/28[3]	200,000	207,423
Avolon Holdings Funding Ltd. 5.750%, due 03/01/29[3]	200,000	205,205
Azorra Finance Ltd. 7.750%, due 04/15/30[3]	15,000	15,619
Bread Financial Holdings, Inc. 9.750%, due 03/15/29[3]	1,805,000	1,936,346
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,700,000	1,709,472
(fixed, converts to FRN on 02/01/29), 5.700%, due 02/01/30[2]	100,000	103,206
Charles Schwab Corp. Series I, (fixed, converts to FRN on 06/01/26), 4.000%, due 06/01/26[2,7]	132,000	130,120
Series K, (fixed, converts to FRN on 06/01/27), 5.000%, due 06/01/27[2,7]	55,000	54,611
Jane Street Group/JSG Finance, Inc. 7.125%, due 04/30/31[3]	20,000	20,656
Lazard Group LLC 4.375%, due 03/11/29	100,000	98,986

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Lehman Brothers Holdings, Inc. 0.000%, due 01/24/13[8]		4,500,000	$2,700
0.000%, due 12/30/13[8]		1,900,000	1,140
0.000%, due 12/30/49[8]		900,000	540
Nationstar Mortgage Holdings, Inc. 6.500%, due 08/01/29[3]		145,000	148,307
Navient Corp. 5.500%, due 03/15/29[6]		160,000	156,519
Nomura Holdings, Inc. 1 day USD SOFR + 1.250%, 5.628%, due 07/02/27[2]		200,000	201,845
OneMain Finance Corp. 7.125%, due 11/15/31		125,000	129,041
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, due 02/01/27[3]		1,660,000	1,655,952
PennyMac Financial Services, Inc. 7.125%, due 11/15/30[3]		155,000	159,774
7.875%, due 12/15/29[3]		20,000	21,108
SLM Corp. 6.500%, due 01/31/30		10,000	10,387
UWM Holdings LLC 6.625%, due 02/01/30[3]		20,000	20,009
XP, Inc. 6.750%, due 07/02/29[3]		35,000	35,689
			10,302,359
Electric—5.6%
Adani Electricity Mumbai Ltd. 3.949%, due 02/12/30[3]		262,000	240,909
AES Corp. 2.450%, due 01/15/31		100,000	88,397
Alexander Funding Trust II 7.467%, due 07/31/28[3]		1,475,000	1,567,044
Algonquin Power & Utilities Corp. 5.365%, due 06/15/26		200,000	201,060
Alliant Energy Finance LLC 5.950%, due 03/30/29[3]		100,000	104,495
Alpha Generation LLC 6.750%, due 10/15/32[3]		205,000	209,781
Ameren Corp. 5.000%, due 01/15/29		200,000	203,305
American Electric Power Co., Inc. 5.950%, due 11/01/32		195,000	206,501
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[2]		135,000	140,906
Appalachian Power Co. Series AA, 2.700%, due 04/01/31		200,000	179,225
Atlantica Sustainable Infrastructure Ltd. 4.125%, due 06/15/28[3]		1,495,000	1,443,700
AusNet Services Holdings Pty. Ltd. (fixed, converts to FRN on 09/11/26), 1.625%, due 03/11/81[2,5]	EUR	100,000	112,297
Avangrid, Inc. 3.800%, due 06/01/29		200,000	194,908
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Black Hills Corp. 2.500%, due 06/15/30		200,000	$180,137
Calpine Corp. 4.625%, due 02/01/29[3]		10,000	9,828
5.000%, due 02/01/31[3]		20,000	19,768
CenterPoint Energy Houston Electric LLC 5.200%, due 10/01/28		200,000	204,905
CenterPoint Energy, Inc. (fixed, converts to FRN on 05/15/30), 6.700%, due 05/15/55[2]		170,000	172,209
CMS Energy Corp. (fixed, converts to FRN on 06/01/35), 6.500%, due 06/01/55[2]		180,000	181,496
Comision Federal de Electricidad 5.700%, due 01/24/30[3]		30,000	29,862
Constellation Energy Generation LLC 6.125%, due 01/15/34		200,000	215,119
Dominion Energy, Inc. Series C, 2.250%, due 08/15/31		200,000	173,861
Series C, (fixed, converts to FRN on 04/15/27), 4.350%, due 01/15/27[2,7]		60,000	58,657
5.375%, due 11/15/32		270,000	276,689
(fixed, converts to FRN on 05/15/35), 6.625%, due 05/15/55[2]		205,000	210,059
DTE Energy Co. 5.100%, due 03/01/29		300,000	305,238
Duke Energy Progress LLC 2.000%, due 08/15/31[6]		1,200,000	1,039,147
Edison International Series B, (fixed, converts to FRN on 03/15/27), 5.000%, due 12/15/26[2,7]		79,000	69,483
Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/09/26[2,7]		1,810,000	1,721,096
5.450%, due 06/15/29		200,000	198,727
EDP SA (fixed, converts to FRN on 05/29/30), 4.750%, due 05/29/54[2,5]	EUR	100,000	118,021
Electricite de France SA (fixed, converts to FRN on 09/17/35), 7.375%, due 06/17/35[2,5,7]	GBP	100,000	134,673
(fixed, converts to FRN on 12/06/28), 7.500%, due 09/06/28[2,5,7]	EUR	200,000	252,550
Elia Group SA (fixed, converts to FRN on 06/15/28), 5.850%, due 03/15/28[2,5,7]		100,000	120,209
EPH Financing International AS 6.651%, due 11/13/28[5]		200,000	249,003
Eversource Energy 5.950%, due 02/01/29		100,000	104,184
Exelon Corp. 2.750%, due 03/15/27		200,000	194,594
5.150%, due 03/15/29		200,000	204,547

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
FIEMEX Energia—Banco Actinver SA Institucion de Banca Multiple 7.250%, due 01/31/41[3]		9,905	$10,128
Georgia Power Co. 5.004%, due 02/23/27		200,000	202,034
IPALCO Enterprises, Inc. 4.250%, due 05/01/30		200,000	191,673
Lightning Power LLC 7.250%, due 08/15/32[3]		150,000	156,820
MidAmerican Energy Co. 3.650%, due 04/15/29		1,400,000	1,368,711
Monongahela Power Co. 3.550%, due 05/15/27[3]		1,800,000	1,768,694
National Rural Utilities Cooperative Finance Corp. 4.800%, due 03/15/28		100,000	101,233
New York State Electric & Gas Corp. 2.150%, due 10/01/31[3]		1,400,000	1,193,789
NextEra Energy Capital Holdings, Inc. 3.550%, due 05/01/27		300,000	295,323
(fixed, converts to FRN on 08/15/30), 6.375%, due 08/15/55[2]		50,000	51,299
Niagara Mohawk Power Corp. 4.278%, due 12/15/28[3]		300,000	296,595
NorthWestern Corp. 5.073%, due 03/21/30[3]		200,000	202,784
NRG Energy, Inc. 3.625%, due 02/15/31[3]		60,000	54,925
3.875%, due 02/15/32[3]		3,000	2,741
5.750%, due 07/15/29[3]		75,000	74,335
6.000%, due 02/01/33[3]		25,000	25,068
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[2,3,7]		335,000	368,740
Orsted AS (fixed, converts to FRN on 12/14/29), 5.125%[2,5,7]	EUR	100,000	116,527
Pacific Gas & Electric Co. 3.150%, due 01/01/26		100,000	99,307
4.950%, due 07/01/50		52,830	43,660
5.550%, due 05/15/29		200,000	203,854
5.700%, due 03/01/35		45,000	45,151
6.000%, due 08/15/35		100,000	101,941
6.150%, due 03/01/55		57,000	54,588
6.400%, due 06/15/33		200,000	211,019
6.950%, due 03/15/34		100,000	108,787
PacifiCorp 2.700%, due 09/15/30		100,000	91,111
5.100%, due 02/15/29		200,000	203,359
Pinnacle West Capital Corp. 1 day USD SOFR + 0.820%, 5.167%, due 06/10/26[2]		200,000	200,595
Saavi Energia SARL 8.875%, due 02/10/35[3,6]		25,000	26,075
Sempra (fixed, converts to FRN on 10/01/34), 6.400%, due 10/01/54[2]		175,000	169,288
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
Southern California Edison Co. 5.150%, due 06/01/29		200,000	$201,832
5.850%, due 11/01/27		100,000	102,211
5.950%, due 11/01/32		775,000	802,541
Southern Co. Series A, 3.700%, due 04/30/30		200,000	192,691
Series B, (fixed, converts to FRN on 01/15/26), 4.000%, due 01/15/51[2]		435,000	432,630
Southwestern Electric Power Co. Series M, 4.100%, due 09/15/28		200,000	197,623
SSE PLC (fixed, converts to FRN on 04/21/28), 4.000%, due 01/21/28[2,5,6,7]	EUR	100,000	115,818
System Energy Resources, Inc. 5.300%, due 12/15/34		200,000	196,740
Vattenfall AB (fixed, converts to FRN on 08/17/28), 6.875%, due 08/17/83[2,5]	GBP	100,000	135,549
Vistra Operations Co. LLC 6.875%, due 04/15/32[3]		430,000	446,790
WEC Energy Group, Inc. 1.800%, due 10/15/30		69,000	60,006
XPLR Infrastructure Operating Partners LP 8.625%, due 03/15/33[3,6]		1,280,000	1,355,743
			23,616,918
Electrical components & equipment—0.0%†
WESCO Distribution, Inc. 6.625%, due 03/15/32[3]		55,000	56,750
Electronics—0.1%
Arrow Electronics, Inc. 5.150%, due 08/21/29		200,000	202,771
Honeywell International, Inc. 4.125%, due 11/02/34	EUR	200,000	237,730
Imola Merger Corp. 4.750%, due 05/15/29[3]		25,000	24,256
TD SYNNEX Corp. 6.100%, due 04/12/34		100,000	104,926
			569,683
Energy-alternate sources—0.6%
FS Luxembourg SARL 8.625%, due 06/25/33[3]		20,000	19,937
XPLR Infrastructure LP 0.000%, due 11/15/25[3,9]		760,000	744,683
2.500%, due 06/15/26[3,6]		1,910,000	1,833,312
			2,597,932
Entertainment—0.4%
Caesars Entertainment, Inc. 4.625%, due 10/15/29[3,6]		20,000	18,901

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(concluded)
Churchill Downs, Inc. 5.750%, due 04/01/30[3]		45,000	$44,889
6.750%, due 05/01/31[3]		270,000	275,677
Cirsa Finance International SARL 7.875%, due 07/31/28[5]	EUR	100,000	118,735
Live Nation Entertainment, Inc. 4.750%, due 10/15/27[3]		55,000	54,150
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[3]		235,000	226,407
Penn Entertainment, Inc. 4.125%, due 07/01/29[3,6]		20,000	18,537
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.250%, due 07/15/29		50,000	48,586
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.625%, due 05/01/32[3]		20,000	20,366
Warnermedia Holdings, Inc. Series WI, 4.054%, due 03/15/29		300,000	281,682
5.050%, due 03/15/42		830,000	554,814
			1,662,744
Environmental control—0.0%†
Ambipar Lux SARL 9.875%, due 02/06/31[3]		20,000	18,125
Food—0.5%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.500%, due 12/01/52		45,000	45,992
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.375%, due 02/25/55[3,6]		320,000	322,515
Kroger Co. 5.400%, due 01/15/49		115,000	107,208
Mars, Inc. 4.800%, due 03/01/30[3]		200,000	201,986
5.000%, due 03/01/32[3]		1,005,000	1,014,253
Minerva Luxembourg SA 8.875%, due 09/13/33[3]		45,000	48,881
Post Holdings, Inc. 6.250%, due 02/15/32[3]		75,000	76,401
Sysco Corp. 6.600%, due 04/01/50		184,000	199,573
U.S. Foods, Inc. 5.750%, due 04/15/33[3]		55,000	54,494
			2,071,303
Food service—0.0%†
TKC Holdings, Inc. 6.875%, due 05/15/28[3]		15,000	14,987
Forest products & paper—0.0%†
Celulosa Arauco y Constitucion SA 4.200%, due 01/29/30[3,6]		40,000	38,075
	Face amount[1]		Value
Corporate bonds—(continued)
Gas—0.6%
APA Infrastructure Ltd. (fixed, converts to FRN on 02/09/29), 7.125%, due 11/09/83[2,5]	EUR	100,000	$125,893
National Fuel Gas Co. 2.950%, due 03/01/31		300,000	267,376
NiSource, Inc. 3.600%, due 05/01/30		200,000	191,493
Southern California Gas Co. 2.950%, due 04/15/27		100,000	97,681
5.050%, due 09/01/34		1,100,000	1,100,480
5.450%, due 06/15/35		665,000	677,836
Southwest Gas Corp. 4.050%, due 03/15/32		200,000	189,006
			2,649,765
Healthcare-products—0.1%
Bausch & Lomb Corp. 8.375%, due 10/01/28[3]		130,000	135,538
Medline Borrower LP 3.875%, due 04/01/29[3]		245,000	233,651
Zimmer Biomet Holdings, Inc. 5.350%, due 12/01/28[6]		200,000	205,552
			574,741
Healthcare-services—0.5%
Acadia Healthcare Co., Inc. 5.000%, due 04/15/29[3,6]		15,000	14,494
Centene Corp. 2.625%, due 08/01/31		300,000	250,518
Cigna Group 4.375%, due 10/15/28		200,000	199,288
HCA, Inc. 3.125%, due 03/15/27		200,000	195,522
4.125%, due 06/15/29		49,000	48,029
5.500%, due 06/01/33		95,000	96,983
Icon Investments Six DAC 5.809%, due 05/08/27		200,000	203,309
Molina Healthcare, Inc. 6.250%, due 01/15/33[3]		65,000	64,130
Sutter Health Series 2025, 5.213%, due 08/15/32		735,000	751,454
Tenet Healthcare Corp. 6.125%, due 10/01/28		15,000	15,001
UnitedHealth Group, Inc. 4.650%, due 01/15/31		75,000	75,052
5.300%, due 06/15/35		20,000	20,211
			1,933,991
Home builders—0.0%†
Beazer Homes USA, Inc. 7.250%, due 10/15/29		30,000	30,193
Mattamy Group Corp. 5.250%, due 12/15/27[3]		10,000	9,928

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Corporate bonds—(continued)
Home builders—(concluded)
Taylor Morrison Communities, Inc. 5.750%, due 01/15/28[3]	20,000	$20,166
		60,287
Insurance—7.8%
Acrisure LLC/Acrisure Finance, Inc. 7.500%, due 11/06/30[3]	15,000	15,496
Aegon Ltd. (fixed, converts to FRN on 04/11/28), 5.500%, due 04/11/48[2]	1,105,000	1,106,656
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750%, due 04/15/28[3]	330,000	334,463
7.000%, due 01/15/31[3]	280,000	287,916
American National Global Funding 5.250%, due 06/03/30[3]	860,000	864,777
5.550%, due 01/28/30[3]	720,000	732,630
Ascot Group Ltd. (fixed, converts to FRN on 06/15/30), 6.349%, due 06/15/35[2,3]	585,000	597,002
Athene Global Funding 4.721%, due 10/08/29[3]	870,000	864,929
5.033%, due 07/17/30[3]	1,295,000	1,302,089
1 day USD SOFR Index + 1.030%, 5.375%, due 08/27/26[2,3]	100,000	100,558
5.583%, due 01/09/29[3]	200,000	205,543
5.684%, due 02/23/26[3]	200,000	201,184
Athene Holding Ltd. (fixed, converts to FRN on 06/28/35), 6.875%, due 06/28/55[2]	75,000	74,042
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2]	1,690,000	1,735,750
Corebridge Global Funding 5.750%, due 07/02/26[3]	100,000	101,202
DaVinciRe Holdings Ltd. 5.950%, due 04/15/35[3]	540,000	542,745
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	2,165,000	2,128,239
Enstar Group Ltd. 4.950%, due 06/01/29	915,000	916,473
(fixed, converts to FRN on 04/01/35), 7.500%, due 04/01/45[2,3]	755,000	779,698
Equitable Holdings, Inc. 4.350%, due 04/20/28	300,000	298,720
(fixed, converts to FRN on 03/28/35), 6.700%, due 03/28/55[2]	110,000	112,130
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,715,000	2,841,298
F&G Global Funding 5.875%, due 06/10/27[3]	100,000	102,112
Fidelis Insurance Holdings Ltd. (fixed, converts to FRN on 06/15/35), 7.750%, due 06/15/55[2,6]	815,000	855,753
	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Fidelity National Financial, Inc. 3.400%, due 06/15/30	67,000	$62,564
GA Global Funding Trust 5.200%, due 12/09/31[3]	300,000	299,978
Global Atlantic Fin Co. 7.950%, due 06/15/33[3]	1,360,000	1,538,684
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[2,3]	600,000	627,003
HUB International Ltd. 7.250%, due 06/15/30[3]	475,000	495,157
Liberty Mutual Group, Inc. (fixed, converts to FRN on 12/15/26), 4.125%, due 12/15/51[2,3]	110,000	107,043
MassMutual Global Funding II 1 day USD SOFR + 0.980%, 5.324%, due 07/10/26[2,3]	200,000	201,240
MetLife, Inc. Series G, (fixed, converts to FRN on 03/15/35), 6.350%, due 03/15/55[2]	55,000	56,455
Metropolitan Life Global Funding I 4.300%, due 08/25/29[3]	1,120,000	1,111,708
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[2,3]	1,000,000	1,022,500
Mutual of Omaha Cos Global Funding 5.000%, due 04/01/30[3]	100,000	101,277
5.350%, due 04/09/27[3]	250,000	253,185
Northwestern Mutual Global Funding 4.350%, due 09/15/27[3]	985,000	987,634
Pacific Life Global Funding II 5.500%, due 07/18/28[3]	100,000	103,187
Panther Escrow Issuer LLC 7.125%, due 06/01/31[3]	130,000	134,433
Protective Life Global Funding 5.215%, due 06/12/29[3]	200,000	204,823
Prudential Financial, Inc. (fixed, converts to FRN on 02/28/32), 5.125%, due 03/01/52[2]	70,000	67,811
(fixed, converts to FRN on 03/15/34), 6.500%, due 03/15/54[2,6]	50,000	51,928
Reinsurance Group of America, Inc. (fixed, converts to FRN on 09/15/35), 6.650%, due 09/15/55[2]	30,000	30,015
RenaissanceRe Holdings Ltd. 5.750%, due 06/05/33	2,105,000	2,167,862
RGA Global Funding 6.000%, due 11/21/28[3]	200,000	208,446
SiriusPoint Ltd. 7.000%, due 04/05/29	1,025,000	1,075,165
Stewart Information Services Corp. 3.600%, due 11/15/31	1,215,000	1,080,616

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Insurance—(concluded)
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[2,3]		3,400,000	$3,393,928
			32,484,047
Internet—0.1%
Expedia Group, Inc. 3.800%, due 02/15/28		100,000	98,269
Gen Digital, Inc. 6.250%, due 04/01/33[3]		20,000	20,390
United Group BV 5.250%, due 02/01/30[5]	EUR	100,000	113,866
			232,525
Investment companies—2.9%
Abu Dhabi Developmental Holding Co. PJSC 4.375%, due 10/02/31[3]		200,000	196,342
BlackRock TCP Capital Corp. 6.950%, due 05/30/29[6]		565,000	583,358
Blackstone Private Credit Fund 6.000%, due 01/29/32		55,000	55,707
7.300%, due 11/27/28		1,975,000	2,096,593
Blue Owl Capital Corp. 2.875%, due 06/11/28		1,100,000	1,025,981
Blue Owl Credit Income Corp. 7.750%, due 09/16/27		950,000	992,325
Blue Owl Technology Finance Corp. 6.100%, due 03/15/28[3]		505,000	507,917
FS KKR Capital Corp. 7.875%, due 01/15/29		2,390,000	2,531,434
Golub Capital BDC, Inc. 7.050%, due 12/05/28		200,000	209,723
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34		1,400,000	1,387,190
6.750%, due 07/15/35		1,255,000	1,264,729
Oaktree Strategic Credit Fund 6.500%, due 07/23/29[6]		1,365,000	1,400,524
			12,251,823
Iron & steel—0.0%†
Cleveland-Cliffs, Inc. 6.875%, due 11/01/29[3]		40,000	40,019
7.000%, due 03/15/32[3]		5,000	4,878
Metinvest BV 7.650%, due 10/01/27[3]		25,000	20,000
7.750%, due 10/17/29[3]		110,000	82,500
			147,397
Leisure time—0.0%†
Carnival Corp. 6.000%, due 05/01/29[3]		45,000	45,399
6.125%, due 02/15/33[3]		45,000	45,798
NCL Corp. Ltd. 7.750%, due 02/15/29[3]		10,000	10,608
Viking Cruises Ltd. 7.000%, due 02/15/29[3]		30,000	30,231
	Face amount[1]		Value
Corporate bonds—(continued)
Leisure time—(concluded)
Viking Ocean Cruises Ship VII Ltd. 5.625%, due 02/15/29[3]		10,000	$9,934
			141,970
Lodging—0.2%
Las Vegas Sands Corp. 6.000%, due 08/15/29		200,000	205,581
Marriott International, Inc. 5.550%, due 10/15/28		200,000	206,430
Melco Resorts Finance Ltd. 5.625%, due 07/17/27[3]		105,000	104,737
MGM Resorts International 6.500%, due 04/15/32[6]		50,000	50,786
Wynn Macau Ltd. 5.500%, due 01/15/26[3]		75,000	74,925
			642,459
Machinery-construction & mining—0.0%†
Terex Corp. 6.250%, due 10/15/32[3]		80,000	80,125
Machinery-diversified—0.1%
TK Elevator Midco GmbH 4.375%, due 07/15/27[5]	EUR	200,000	228,648
Media—0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, due 08/15/30[3]		190,000	177,768
4.750%, due 03/01/30[3]		65,000	61,763
4.750%, due 02/01/32[3,6]		120,000	110,923
5.375%, due 06/01/29[3]		20,000	19,644
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29		200,000	183,804
3.500%, due 06/01/41		200,000	142,492
4.800%, due 03/01/50		585,000	453,600
5.750%, due 04/01/48		55,000	48,675
McGraw-Hill Education, Inc. 5.750%, due 08/01/28[3]		135,000	134,467
Midcontinent Communications 8.000%, due 08/15/32[3,6]		40,000	42,206
Sirius XM Radio LLC 3.875%, due 09/01/31[3,6]		55,000	48,522
Virgin Media O2 Vendor Financing Notes V DAC 7.875%, due 03/15/32[5]	GBP	100,000	136,739
			1,560,603
Mining—0.1%
Capstone Copper Corp. 6.750%, due 03/31/33[3]		80,000	81,532
Corp. Nacional del Cobre de Chile 3.150%, due 01/14/30[3]		125,000	116,528
Kaiser Aluminum Corp. 4.500%, due 06/01/31[3]		40,000	37,303
4.625%, due 03/01/28[3]		15,000	14,662

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Mining—(concluded)
Minera Mexico SA de CV 5.625%, due 02/12/32[3]		35,000	$35,480
Novelis Corp. 4.750%, due 01/30/30[3]		20,000	19,148
Taseko Mines Ltd. 8.250%, due 05/01/30[3]		15,000	15,662
			320,315
Miscellaneous manufacturers—0.0%†
Amsted Industries, Inc. 6.375%, due 03/15/33[3]		55,000	55,878
Office & business equipment—0.0%
Zebra Technologies Corp. 6.500%, due 06/01/32[3]		55,000	56,374
Oil & gas—0.9%
3R Lux SARL 9.750%, due 02/05/31[3]		30,000	30,855
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, due 06/30/29[3,6]		20,000	19,928
6.625%, due 10/15/32[3]		35,000	35,602
BP Capital Markets PLC (fixed, converts to FRN on 06/22/26), 3.250%, due 03/22/26[2,5,7]	EUR	200,000	228,536
Canadian Natural Resources Ltd. 5.000%, due 12/15/29[3]		100,000	100,661
Civitas Resources, Inc. 8.625%, due 11/01/30[3]		40,000	40,809
Comstock Resources, Inc. 5.875%, due 01/15/30[3]		95,000	89,679
6.750%, due 03/01/29[3]		40,000	39,548
Continental Resources, Inc. 5.750%, due 01/15/31[3]		200,000	201,047
Crescent Energy Finance LLC 7.375%, due 01/15/33[3]		20,000	19,133
7.625%, due 04/01/32[3]		40,000	39,088
Diamondback Energy, Inc. 5.750%, due 04/18/54		65,000	60,371
6.250%, due 03/15/53		85,000	84,323
Ecopetrol SA 4.625%, due 11/02/31		50,000	43,131
8.375%, due 01/19/36		20,000	19,740
FORESEA Holding SA 7.500%, due 06/15/30[5]		20,272	19,432
Geopark Ltd. 8.750%, due 01/31/30[3]		10,000	8,644
Gran Tierra Energy, Inc. 9.500%, due 10/15/29[3]		45,000	37,013
Harbour Energy PLC 6.327%, due 04/01/35[3]		200,000	200,097
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[3]		20,000	19,646
6.875%, due 05/15/34[3]		90,000	86,660
7.250%, due 02/15/35[3]		40,000	38,983
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(concluded)
KazMunayGas National Co. JSC 5.750%, due 04/19/47[3]		65,000	$57,040
Kimmeridge Texas Gas LLC 8.500%, due 02/15/30[3]		45,000	46,236
Matador Resources Co. 6.500%, due 04/15/32[3]		40,000	40,118
Noble Finance II LLC 8.000%, due 04/15/30[3]		40,000	40,799
Northern Oil & Gas, Inc. 8.750%, due 06/15/31[3]		40,000	41,095
Occidental Petroleum Corp. 5.375%, due 01/01/32		100,000	99,156
Permian Resources Operating LLC 6.250%, due 02/01/33[3]		40,000	40,238
7.000%, due 01/15/32[3]		120,000	123,914
Pertamina Persero PT 6.450%, due 05/30/44[3]		40,000	41,720
Petroleos Mexicanos 6.350%, due 02/12/48		85,000	63,096
6.700%, due 02/16/32		20,000	19,000
7.690%, due 01/23/50		60,000	50,628
Pioneer Natural Resources Co. 5.100%, due 03/29/26		100,000	100,373
Raizen Fuels Finance SA 6.950%, due 03/05/54[3]		30,000	28,020
Saudi Arabian Oil Co. 5.750%, due 07/17/54[3]		30,000	28,143
SierraCol Energy Andina LLC 6.000%, due 06/15/28[3]		30,000	28,170
SM Energy Co. 7.000%, due 08/01/32[3]		40,000	39,609
Sunoco LP 7.000%, due 05/01/29[3]		1,185,000	1,226,556
TGNR Intermediate Holdings LLC 5.500%, due 10/15/29[3]		80,000	77,929
TotalEnergies SE (fixed, converts to FRN on 11/19/34), 4.500%, due 08/19/34[2,5,7]	EUR	200,000	230,891
			3,885,657
Oil & gas services—0.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.625%, due 09/01/32[3]		50,000	50,741
Aris Water Holdings LLC 7.250%, due 04/01/30[3,6]		115,000	117,947
USA Compression Partners LP/USA Compression Finance Corp. 7.125%, due 03/15/29[3]		60,000	61,335
			230,023
Packaging & containers—0.1%
Mauser Packaging Solutions Holding Co. 7.875%, due 04/15/27[3]		300,000	302,618
Sealed Air Corp. 6.500%, due 07/15/32[3,6]		60,000	61,796

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(concluded)
Sealed Air Corp./Sealed Air Corp. U.S. 7.250%, due 02/15/31[3]		5,000	$5,197
WRKCo, Inc. 4.900%, due 03/15/29		100,000	101,295
			470,906
Pharmaceuticals—0.8%
Bayer AG (fixed, converts to FRN on 09/25/30), 5.375%, due 03/25/82[2,5]	EUR	100,000	116,458
Bayer U.S. Finance LLC 6.125%, due 11/21/26[3]		400,000	406,224
CVS Health Corp. 5.050%, due 03/25/48		95,000	81,741
5.625%, due 02/21/53		30,000	27,564
CVS Pass-Through Trust Series 2013, 4.704%, due 01/10/36[3]		2,170,672	2,065,756
Grifols SA 7.500%, due 05/01/30[5]	EUR	100,000	120,392
Pfizer Investment Enterprises Pte. Ltd. 4.750%, due 05/19/33		200,000	198,796
Teva Pharmaceutical Finance Netherlands II BV 4.375%, due 05/09/30	EUR	200,000	233,638
			3,250,569
Pipelines—1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[3]		135,000	133,865
6.625%, due 02/01/32[3]		305,000	313,528
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[3]		15,000	15,555
Buckeye Partners LP 6.750%, due 02/01/30[3]		15,000	15,529
Cheniere Energy Partners LP 3.250%, due 01/31/32		200,000	179,787
CQP Holdco LP/BIP-V Chinook Holdco LLC 7.500%, due 12/15/33[3]		180,000	191,694
Enbridge, Inc. 4.900%, due 06/20/30[6]		200,000	201,755
5.300%, due 04/05/29		200,000	204,486
(fixed, converts to FRN on 06/27/34), 7.200%, due 06/27/54[2]		62,000	63,865
Series NC5, (fixed, converts to FRN on 01/15/29), 8.250%, due 01/15/84[2]		100,000	106,324
Energy Transfer LP 5.250%, due 04/15/29		200,000	204,023
5.250%, due 07/01/29		200,000	204,523
6.100%, due 12/01/28		200,000	209,238
6.200%, due 04/01/55		40,000	39,225
Genesis Energy LP/Genesis Energy Finance Corp. 8.000%, due 05/15/33		40,000	41,470
	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
Greensaif Pipelines Bidco SARL 5.853%, due 02/23/36[3]		200,000	$204,562
Harvest Midstream I LP 7.500%, due 09/01/28[3]		30,000	30,365
7.500%, due 05/15/32[3]		55,000	57,169
Howard Midstream Energy Partners LLC 7.375%, due 07/15/32[3]		130,000	134,410
Kinder Morgan, Inc. 5.550%, due 06/01/45		100,000	93,853
7.750%, due 01/15/32		200,000	229,586
Kinetik Holdings LP 5.875%, due 06/15/30[3]		60,000	60,049
MPLX LP 4.700%, due 04/15/48		378,000	305,635
5.000%, due 03/01/33		200,000	196,958
5.950%, due 04/01/55		55,000	52,100
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, due 02/15/29[3]		40,000	39,583
ONEOK, Inc. 5.050%, due 11/01/34		300,000	291,607
5.375%, due 06/01/29		200,000	204,177
5.650%, due 11/01/28		200,000	206,318
5.850%, due 01/15/26		200,000	201,018
Rockies Express Pipeline LLC 6.750%, due 03/15/33[3]		35,000	36,358
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 09/01/31[3]		40,000	39,197
Venture Global Calcasieu Pass LLC 3.875%, due 08/15/29[3]		100,000	94,393
Venture Global LNG, Inc. 8.125%, due 06/01/28[3]		25,000	25,883
8.375%, due 06/01/31[3]		50,000	51,718
9.500%, due 02/01/29[3]		25,000	27,264
9.875%, due 02/01/32[3]		25,000	26,974
Venture Global Plaquemines LNG LLC 6.500%, due 01/15/34[3]		100,000	102,875
Williams Cos., Inc. 4.800%, due 11/15/29		200,000	201,562
			5,038,481
Private equity—0.1%
Carlyle Finance Subsidiary LLC 3.500%, due 09/19/29[3]		200,000	191,785
Real estate—0.2%
CBRE Services, Inc. 5.500%, due 04/01/29		200,000	206,009
CoStar Group, Inc. 2.800%, due 07/15/30[3]		200,000	180,384
CPI Property Group SA (fixed, converts to FRN on 06/24/31), 7.500%, due 03/26/31[2,5,7]	EUR	102,000	111,455
Heimstaden Bostad AB (fixed, converts to FRN on 01/29/28), 3.000%, due 10/29/27[2,5,7]		100,000	107,576

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(concluded)
Newmark Group, Inc. 7.500%, due 01/12/29		200,000	$212,268
			817,692
Real estate investment trusts—2.0%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[3]		2,395,000	2,370,807
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[3]		10,000	9,707
7.750%, due 12/01/29[3]		45,000	47,569
Global Net Lease, Inc. 4.500%, due 09/30/28[3]		30,000	28,856
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[3]		1,900,000	1,863,767
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 5.875%, due 10/01/28[3]		15,000	14,942
7.000%, due 02/01/30[3]		200,000	204,820
Pebblebrook Hotel LP/PEB Finance Corp. 6.375%, due 10/15/29[3]		20,000	19,944
RHP Hotel Properties LP/RHP Finance Corp. 6.500%, due 04/01/32[3]		230,000	234,866
7.250%, due 07/15/28[3]		35,000	36,093
RLJ Lodging Trust LP 4.000%, due 09/15/29[3]		5,000	4,666
SBA Tower Trust 6.599%, due 01/15/28[3]		3,100,000	3,178,432
Starwood Property Trust, Inc. 6.500%, due 07/01/30[3]		95,000	97,715
XHR LP 4.875%, due 06/01/29[3]		15,000	14,478
			8,126,662
Retail—0.3%
1011778 BC ULC/New Red Finance, Inc. 4.375%, due 01/15/28[3]		10,000	9,772
Ceconomy AG 6.250%, due 07/15/29[5]	EUR	100,000	120,714
Cougar JV Subsidiary LLC 8.000%, due 05/15/32[3]		100,000	105,764
Eroski S Coop 10.625%, due 04/30/29[5]	EUR	100,000	122,327
Macy's Retail Holdings LLC 5.875%, due 03/15/30[3,6]		362,000	357,408
7.375%, due 08/01/33[3]		625,000	627,381
			1,343,366
Savings & loans—0.1%
Nationwide Building Society (fixed, converts to FRN on 02/16/27), 2.972%, due 02/16/28[2,3]		200,000	194,930
(fixed, converts to FRN on 10/18/26), 6.557%, due 10/18/27[2,3]		250,000	255,344
			450,274
	Face amount[1]		Value
Corporate bonds—(continued)
Semiconductors—0.9%
ams-OSRAM AG 12.250%, due 03/30/29[3,6]		1,800,000	$1,933,192
Broadcom, Inc. 3.137%, due 11/15/35[3]		322,000	270,278
4.926%, due 05/15/37[3]		268,000	258,986
5.050%, due 07/12/29		200,000	204,130
Foundry JV Holdco LLC 6.250%, due 01/25/35[3]		200,000	208,334
6.300%, due 01/25/39[3]		200,000	205,852
Intel Corp. 4.900%, due 08/05/52		105,000	84,138
5.600%, due 02/21/54		105,000	92,781
Marvell Technology, Inc. 5.950%, due 09/15/33		185,000	195,143
Micron Technology, Inc. 6.050%, due 11/01/35		155,000	161,320
			3,614,154
Shipbuilding—0.1%
Huntington Ingalls Industries, Inc. 2.043%, due 08/16/28		200,000	185,416
Software—0.6%
AppLovin Corp. 5.500%, due 12/01/34		185,000	187,123
5.950%, due 12/01/54		29,000	28,257
CoreWeave, Inc. 9.000%, due 02/01/31[3]		550,000	547,655
9.250%, due 06/01/30[3]		410,000	412,071
Fiserv, Inc. 5.450%, due 03/15/34		200,000	203,017
Open Text Holdings, Inc. 4.125%, due 02/15/30[3]		20,000	18,746
Oracle Corp. 2.875%, due 03/25/31		200,000	181,296
3.850%, due 04/01/60		200,000	134,829
4.200%, due 09/27/29		200,000	197,626
4.650%, due 05/06/30		100,000	100,394
Paychex, Inc. 5.350%, due 04/15/32		200,000	205,006
Synopsys, Inc. 5.150%, due 04/01/35		95,000	95,337
UKG, Inc. 6.875%, due 02/01/31[3]		315,000	323,400
			2,634,757
Telecommunications—0.9%
Altice France SA 5.875%, due 02/01/27[3]	EUR	200,000	209,530
Bell Telephone Co. of Canada or Bell Canada (fixed, converts to FRN on 09/15/30), 6.875%, due 09/15/55[2]		75,000	76,306
British Telecommunications PLC (fixed, converts to FRN on 12/20/28), 8.375%, due 12/20/83[2,5]	GBP	230,000	327,212

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(concluded)
Telecommunications—(concluded)
Connect Finco SARL/Connect U.S. Finco LLC 9.000%, due 09/15/29[3,6]		1,350,000	$1,363,245
Crown Castle Towers LLC 4.241%, due 07/15/28[3]		81,000	79,487
Fibercop SpA Series 2033, 6.375%, due 11/15/33[3]		55,000	53,278
7.875%, due 07/31/28[5]	EUR	100,000	126,952
Iliad Holding SASU 5.625%, due 10/15/28[5]		200,000	232,535
Lorca Telecom Bondco SA 4.000%, due 09/18/27[5]		200,000	228,674
Motorola Solutions, Inc. 2.300%, due 11/15/30		200,000	177,668
Oztel Holdings SPC Ltd. 6.625%, due 04/24/28[3]		110,000	114,367
Rogers Communications, Inc. 3.800%, due 03/15/32		114,000	106,241
(fixed, converts to FRN on 04/15/30), 7.000%, due 04/15/55[2]		90,000	92,013
T-Mobile USA, Inc. 2.050%, due 02/15/28		100,000	94,385
2.550%, due 02/15/31		200,000	178,666
Vodafone Group PLC 5.750%, due 06/28/54		70,000	66,853
(fixed, converts to FRN on 08/30/29), 6.500%, due 08/30/84[2,5]	EUR	100,000	125,744
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250%, due 10/01/31[3]		20,000	20,938
			3,674,094
Transportation—0.0%†
MV24 Capital BV 6.748%, due 06/01/34[3]		29,293	29,014
XPO, Inc. 7.125%, due 02/01/32[3]		55,000	57,172
			86,186
Water—0.0%†
Veolia Environnement SA (fixed, converts to FRN on 02/22/29), 5.993%, due 11/22/28[2,5,7]	EUR	100,000	122,646
Total corporate bonds (cost—$194,176,239)			195,191,923
Loan assignments—8.5%
Agriculture—0.2%
A-AG U.S. GSI Bidco, Inc. 3 mo. USD Term SOFR + 5.000%, 9.296%, due 10/31/31[2]		673,313	670,788
Airlines—0.5%
American Airlines, Inc. 3 mo. USD Term SOFR + 3.250%, 7.575%, due 05/28/32[2]		837,900	843,137
	Face amount[1]	Value
Loan assignments—(continued)
Airlines—(concluded)
United Airlines, Inc. 1 mo. USD Term SOFR + 2.000%, 6.351%, due 02/22/31[2]	1,263,777	$1,266,936
		2,110,073
Chemicals—0.3%
GEON Performance Solutions LLC 3 mo. USD Term SOFR + 4.250%, 8.807%, due 08/18/28[2]	1,273,876	1,150,310
Commercial services—0.9%
Priority Holdings LLC 1 mo. USD Term SOFR + 4.750%, 9.106%, due 05/16/31[2]	1,348,733	1,348,734
System One Holdings LLC 3 mo. USD Term SOFR + 3.750%, 8.046%, due 03/02/28[2]	2,207,659	2,215,937
		3,564,671
Distribution/wholesale—0.2%
Gloves Buyer, Inc. 1 mo. USD Term SOFR + 4.000%, 8.356%, due 01/17/32[2]	675,000	660,319
Electric—0.5%
Eastern Power LLC 1 mo. USD Term SOFR + 5.250%, 9.606%, due 04/03/28[2]	1,953,566	1,959,680
Lightstone Holdco LLC 2022 Extended Term Loan B, 1 mo. USD Term SOFR + 5.750%, 10.106%, due 01/29/27[2]	87,112	86,985
2022 Extended Term Loan C, 1 mo. USD Term SOFR + 5.750%, 10.106%, due 01/29/27[2]	4,927	4,920
		2,051,585
Environmental control—0.5%
MIP V Waste Holdings LLC 6 mo. USD Term SOFR + 3.000%, 7.197%, due 12/08/28[2,10]	1,423,214	1,426,772
Tidal Waste & Recycling Holdings LLC 3 mo. USD Term SOFR + 3.000%, 7.296%, due 10/24/31[2]	796,005	800,487
		2,227,259
Health care products—0.5%
Medline Borrower LP 1 mo. USD Term SOFR + 2.250%, 6.606%, due 10/23/28[2]	1,444,128	1,445,038
Sotera Health Holdings LLC 3 mo. USD Term SOFR + 3.250%, 7.546%, due 05/30/31[2]	794,000	795,493
		2,240,531

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Loan assignments—(continued)
Healthcare-services—0.6%
IQVIA, Inc. 3 mo. USD Term SOFR + 1.750%, 6.046%, due 01/02/31[2]	1,221,462	$1,227,569
MPH Acquisition Holdings LLC 1 mo. USD Term SOFR + 3.750%, 8.058%, due 12/31/30[2]	178,399	177,329
3 mo. USD Term SOFR + 4.600%, 9.170%, due 12/31/30[2]	1,478,811	1,320,149
		2,725,047
Home furnishings—0.1%
Whirlpool Corp. 1 mo. USD Term SOFR + 1.250%, 5.706%, due 09/23/25[2,11,12]	480,000	480,000
Internet—0.5%
Eagle Broadband Investments LLC 3 mo. USD Term SOFR + 3.000%, 7.557%, due 11/12/27[2]	656,563	651,435
LendingTree, Inc. 1 mo. USD Term SOFR + 4.000%, 8.470%, due 09/15/28[2]	1,574,422	1,574,422
		2,225,857
Media—0.5%
Midcontinent Communications 1 mo. USD Term SOFR + 2.500%, 9.000%, due 08/16/31[2]	1,369,650	1,368,513
Nexstar Broadcasting, Inc. 1 mo. USD Term SOFR + 2.500%, 6.856%, due 06/28/32[2]	690,000	690,690
		2,059,203
Oil & gas—0.1%
Hilcorp Energy I LP 1 mo. USD Term SOFR + 2.000%, 6.343%, due 02/11/30[2]	473,813	474,258
Pharmaceuticals—0.3%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 6.606%, due 05/05/28[2]	1,088,116	1,091,685
Pipelines—1.5%
AL NGPL Holdings LLC 3 mo. USD Term SOFR + 2.500%, 6.779%, due 12/09/30[2]	1,393,376	1,396,163
BCP Renaissance Parent LLC 3 mo. USD Term SOFR + 2.500%, 7.296%, due 10/31/28[2]	1,276,317	1,278,142
Rockpoint Gas Storage Partners LP 3 mo. USD Term SOFR + 3.000%, 7.296%, due 09/18/31[2]	2,039,750	2,044,095
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.500%, 6.856%, due 02/22/30[2]	1,512,207	1,516,804
		6,235,204
	Face amount[1]	Value
Loan assignments—(concluded)
Real estate investment trusts—0.2%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 2.250%, 6.606%, due 11/18/27[2]	994,634	$993,390
Software—0.3%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 7.546%, due 07/06/29[2]	1,477,584	1,200,537
Telecommunications—0.5%
Connect Finco SARL 1 mo. USD Term SOFR + 3.500%, 7.856%, due 12/11/26[2]	382,965	381,866
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 6.606%, due 09/20/30[2]	1,356,940	1,348,947
Lumen Technologies, Inc. 1 mo. USD Term SOFR + 6.000%, 10.356%, due 06/01/28[2]	400,052	408,386
		2,139,199
Transportation—0.3%
Stonepeak Nile Parent LLC 3 mo. USD Term SOFR + 2.750%, 7.079%, due 04/09/32[2]	1,245,000	1,247,179
Total loan assignments (cost—$35,915,175)		35,547,095
Mortgage-backed securities—11.7%
1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.092%, due 08/10/35[2,3]	124,000	117,730
1301 Trust, Series 2025-1301, Class D, 6.430%, due 08/11/30[2,4]	90,000	90,000
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 5.457%, due 09/25/35[2]	23,919	20,985
BAHA Trust, Series 2024-MAR, Class B, 6.841%, due 12/10/41[2,3]	1,400,000	1,444,743
Banc of America Funding Trust, Series 2005-D, Class A1, 5.435%, due 05/25/35[2]	110,697	102,798
Bank, Series 2021-BN38, Class C, 3.218%, due 12/15/64[2]	51,000	41,944
Series 2019-BN17, Class C, 4.507%, due 04/15/52[2]	72,000	67,108
Bank of America Mortgage Trust, Series 2002-G, Class 1A3, 5.750%, due 07/20/32[2]	58	56
Bank5, Series 2024-5YR5, Class B, 6.539%, due 02/15/29[2]	37,000	38,168
Series 2023-5YR3, Class C, 7.315%, due 09/15/56[2]	43,000	44,661

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Mortgage-backed securities—(continued)
BBCMS Mortgage Trust, Series 2022-C17, Class XA, IO, 1.150%, due 09/15/55[2]	1,295,595	$83,900
Series 2018-TALL, Class A, 1 mo. USD Term SOFR + 0.919%, 5.261%, due 03/15/37[2,3]	100,000	95,017
Series 2024-5C31, Class C, 5.756%, due 12/15/57[2]	34,000	33,908
Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.508%, due 02/25/36[2]	231,906	165,042
Series 2004-9, Class 2A1, 4.708%, due 09/25/34[2]	43,194	38,594
Series 2005-7, Class 22A1, 4.933%, due 09/25/35[2]	222,067	122,591
Bear Stearns ARM Trust, Series 2004-7, Class 1A1, 0.000%, due 10/25/34[2]	37,214	29,968
Series 2004-6, Class 2A1, 4.201%, due 09/25/34[2]	102,067	92,503
Series 2003-5, Class 2A1, 4.752%, due 08/25/33[2]	32,047	29,494
Series 2004-3, Class 1A2, 4.845%, due 07/25/34[2]	33,304	31,431
Series 2003-1, Class 6A1, 6.575%, due 04/25/33[2]	2,699	2,717
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.148%, due 09/15/53	53,000	43,172
Series 2020-B19, Class B, 2.351%, due 09/15/53	47,000	35,523
Series 2020-B16, Class C, 3.642%, due 02/15/53[2]	59,000	47,853
Series 2023-B40, Class C, 7.406%, due 12/15/56[2]	41,000	42,765
Bravo Residential Funding Trust, Series 2025-NQM5, Class A3, 5.800%, due 02/25/65[2,3]	143,322	143,277
BX Commercial Mortgage Trust, Series 2024-KING, Class C, 1 mo. USD Term SOFR + 1.940%, 6.282%, due 05/15/34[2,3]	103,636	103,636
Series 2024-MF, Class C, 1 mo. USD Term SOFR + 1.941%, 6.283%, due 02/15/39[2,3]	143,444	143,802
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.114%, 6.456%, due 09/15/36[2,3]	96,883	96,671
Series 2024-GPA2, Class C, 1 mo. USD Term SOFR + 2.191%, 6.533%, due 11/15/41[2,3]	121,000	121,378
Series 2024-KING, Class D, 1 mo. USD Term SOFR + 2.490%, 6.832%, due 05/15/34[2,3]	118,441	118,515
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2021-VOLT, Class F, 1 mo. USD Term SOFR + 2.514%, 6.856%, due 09/15/36[2,3]	96,883	$96,641
Series 2024-XL5, Class D, 1 mo. USD Term SOFR + 2.690%, 7.032%, due 03/15/41[2,3]	126,664	126,981
Series 2023-XL3, Class D, 1 mo. USD Term SOFR + 3.589%, 7.931%, due 12/09/40[2,3]	71,601	71,802
BX Trust, Series 2019-OC11, Class D, 3.944%, due 12/09/41[2,3]	100,000	93,199
Series 2025-LIFE, Class A, 5.884%, due 06/13/47[2,3]	170,000	171,157
Series 2022-CLS, Class B, 6.300%, due 10/13/27[3]	2,700,000	2,710,488
Series 2025-ROIC, Class D, 1 mo. USD Term SOFR + 1.993%, 6.335%, due 03/15/30[2,3]	196,235	194,763
Series 2024-BIO, Class C, 1 mo. USD Term SOFR + 2.640%, 6.982%, due 02/15/41[2,3]	100,000	99,750
Series 2025-GW, Class D, 1 mo. USD Term SOFR + 2.750%, 7.092%, due 07/15/42[2,3]	100,000	100,250
Series 2024-VLT4, Class E, 1 mo. USD Term SOFR + 2.889%, 7.231%, due 07/15/29[2,3]	136,000	135,490
Series 2025-VLT7, Class D, 1 mo. USD Term SOFR + 3.250%, 7.550%, due 07/15/44[2,3]	128,000	128,480
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, 6.000%, due 02/25/55[2,3]	83,762	83,874
Series 2024-3, Class A6, 6.000%, due 02/25/55[2,3]	136,253	136,610
Series 2024-4, Class A6, 6.000%, due 03/25/55[2,3]	144,874	145,309
Series 2024-11, Class A4, 6.000%, due 11/25/55[2,3]	109,188	110,147
Series 2024-11, Class A9A, 6.000%, due 11/25/55[2,3]	41,819	41,915
Series 2024-11, Class A9, 6.300%, due 11/25/55[2,3]	22,244	22,718
Chase Mortgage Finance Trust, Series 2007-S6, Class 2A1, 5.500%, due 12/25/22	474,493	174,275
Series 2005-S3, Class A10, 5.500%, due 11/25/35	682,137	480,288
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 5A1, 1 yr. USD Term SOFR + 2.465%, 6.248%, due 02/20/36[2]	77,335	71,175
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class C, 4.253%, due 09/15/50[2]	55,000	42,223

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2023-SMRT, Class C, 5.852%, due 10/12/40[2,3]	100,000	$100,655
Series 2023-PRM3, Class C, 6.360%, due 07/10/28[2,3]	100,000	102,196
Series 2023-PRM3, Class B, 6.360%, due 07/10/28[2,3]	1,120,000	1,152,136
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1 yr. CMT + 1.800%, 5.830%, due 09/25/35[2]	250	246
Series 2005-4, Class A, 6.151%, due 08/25/35[2]	26,588	26,452
Series 2005-6, Class A2, 1 yr. CMT + 2.150%, 6.180%, due 09/25/35[2]	3,359	3,271
Series 2005-11, Class A1A, 1 yr. CMT + 2.400%, 6.490%, due 05/25/35[2]	17,374	17,453
COMM Mortgage Trust, Series 2014-UBS3, Class XA, IO, 0.611%, due 06/10/47[2]	76,637	1
Series 2025-SBX, Class A, 5.432%, due 08/10/41[2,3,4]	980,000	978,918
Series 2024-277P, Class B, 6.999%, due 08/10/44[2,3]	134,000	141,919
Series 2024-CBM, Class D, 7.926%, due 12/10/41[2,3]	100,000	102,466
CONE Trust, Series 2024-DFW1, Class A, 1 mo. USD Term SOFR + 1.642%, 5.984%, due 08/15/41[2,3]	54,000	53,966
Series 2024-DFW1, Class D, 1 mo. USD Term SOFR + 3.040%, 7.382%, due 08/15/41[2,3]	57,000	56,855
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1 yr. USD MTA + 1.000%, 4.969%, due 12/25/35[2]	64,157	54,785
Series 2006-14CB, Class A1, 6.000%, due 06/25/36	1,125,038	599,666
Series 2006-41CB, Class 1A9, 6.000%, due 01/25/37	285,696	140,557
Series 2003-J3, Class 2A1, 6.250%, due 12/25/33	8,472	9,113
Cross Mortgage Trust, Series 2024-H8, Class A1, 5.549%, due 12/25/69[2,3]	93,020	93,109
Series 2024-H8, Class M1, 6.315%, due 12/25/69[2,3]	100,000	100,389
CRSO Trust 7.913%, due 07/10/28[2]	1,130,000	1,171,839
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[3]	860,000	900,826
	Face amount[1]	Value
Mortgage-backed securities—(continued)
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1 mo. USD Term SOFR + 0.634%, 4.952%, due 08/19/45[2]	88,721	$78,838
EFMT, Series 2024-INV2, Class A3, 5.441%, due 10/25/69[2,3]	93,475	92,884
Series 2024-INV2, Class M1, 5.726%, due 10/25/69[2,3]	100,000	98,770
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.555%, due 09/10/35[2,3]	155,000	153,543
ELM Trust, Series 2024-ELM, Class D10, 6.626%, due 06/10/39[2,3]	100,000	100,199
Series 2024-ELM, Class D15, 6.674%, due 06/10/39[2,3]	100,000	100,215
Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.074%, due 10/10/41[2,3]	100,000	99,705
Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR04, Class X, IO, 2.126%, due 02/27/29[2]	3,460,000	189,439
Federal Home Loan Mortgage Corp. REMICS, Series 2764, Class LZ, 4.500%, due 03/15/34	158,081	157,096
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 4.954%, due 01/15/32[2]	1,894	1,893
Series 2921, Class PG, 5.000%, due 01/15/35	374,854	372,157
Series 5475, Class FA, 30 day USD SOFR Average + 1.100%, 5.450%, due 11/25/54[2]	194,976	193,622
Series 2764, Class ZG, 5.500%, due 03/15/34	119,686	123,371
Series 5471, Class FK, 30 day USD SOFR Average + 1.150%, 5.500%, due 08/25/54[2]	245,108	243,267
Series 5474, Class FB, 30 day USD SOFR Average + 1.150%, 5.500%, due 11/25/54[2]	251,702	249,860
Series 5468, Class FB, 30 day USD SOFR Average + 1.200%, 5.550%, due 11/25/54[2]	238,717	234,517
Series 2983, Class TZ, 6.000%, due 05/15/35	360,792	377,777
Series 3149, Class CZ, 6.000%, due 05/15/36	473,937	498,364
Series 5521, Class FB, 30 day USD SOFR Average + 1.700%, 6.000%, due 03/25/55[2]	234,518	234,746
Series 5513, Class FJ, 30 day USD SOFR Average + 1.800%, 6.000%, due 11/25/54[2]	234,110	234,452

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, 30 day USD SOFR Average + 1.800%, 6.150%, due 11/25/41[2,3]	130,000	$130,935
Series 2024-HQA1, Class M2, 30 day USD SOFR Average + 2.000%, 6.350%, due 03/25/44[2,3]	210,000	212,624
Series 2022-DNA1, Class M2, 30 day USD SOFR Average + 2.500%, 6.850%, due 01/25/42[2,3]	417,000	424,650
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.900%, 7.250%, due 04/25/42[2,3]	99,000	101,990
Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.350%, 7.700%, due 05/25/42[2,3]	180,000	187,200
Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400%, 7.750%, due 10/25/41[2,3]	200,000	205,273
Series 2022-DNA6, Class M1B, 30 day USD SOFR Average + 3.700%, 8.050%, due 09/25/42[2,3]	178,000	187,003
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%, 8.100%, due 02/25/42[2,3]	439,000	455,838
Series 2022-DNA3, Class M2, 30 day USD SOFR Average + 4.350%, 8.700%, due 04/25/42[2,3]	111,000	116,770
Series 2022-DNA5, Class M1B, 30 day USD SOFR Average + 4.500%, 8.850%, due 06/25/42[2,3]	192,000	203,946
Series 2022-HQA1, Class M2, 30 day USD SOFR Average + 5.250%, 9.600%, due 03/25/42[2,3]	383,000	406,653
Series 2022-DNA4, Class B1, 30 day USD SOFR Average + 6.250%, 10.600%, due 05/25/42[2,3]	81,000	87,606
Series 2022-HQA1, Class B1, 30 day USD SOFR Average + 7.000%, 11.350%, due 03/25/42[2,3]	200,000	217,077
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-54, Class 2A, 6.500%, due 02/25/43	286,322	284,928
Series T-58, Class 2A, 6.500%, due 09/25/43	118,564	120,285
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M2, 30 day USD SOFR Average + 1.600%, 5.950%, due 02/25/45[2,3]	108,000	108,405
Series 2025-R01, Class 1B1, 30 day USD SOFR Average + 1.700%, 6.050%, due 01/25/45[2,3]	90,000	89,804
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2025-R02, Class 1B1, 30 day USD SOFR Average + 1.950%, 6.300%, due 02/25/45[2,3]	75,000	$75,483
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%, 7.450%, due 03/25/42[2,3]	191,000	196,864
Series 2022-R01, Class 1B1, 30 day USD SOFR Average + 3.150%, 7.500%, due 12/25/41[2,3]	178,000	182,556
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.350%, 7.700%, due 01/25/43[2,3]	144,000	150,476
Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%, 7.850%, due 03/25/42[2,3]	82,000	84,947
Series 2023-R01, Class 1M2, 30 day USD SOFR Average + 3.750%, 8.100%, due 12/25/42[2,3]	133,000	140,415
Series 2022-R08, Class 1B1, 30 day USD SOFR Average + 5.600%, 9.950%, due 07/25/42[2,3]	336,000	362,252
Federal National Mortgage Association REMICS, Series 2024-40, Class FA, 30 day USD SOFR Average + 1.150%, 5.500%, due 03/25/54[2]	212,402	211,695
Series 2024-67, Class FA, 30 day USD SOFR Average + 1.170%, 5.520%, due 09/25/54[2]	230,881	229,919
Series 2024-76, Class JF, 30 day USD SOFR Average + 1.250%, 5.600%, due 11/25/54[2]	225,023	224,342
Series 2025-6, Class FC, 30 day USD SOFR Average + 1.600%, 5.950%, due 02/25/55[2]	232,457	232,053
Series 2006-65, Class GD, 6.000%, due 07/25/26	3,469	3,466
Series 2003-64, Class AH, 6.000%, due 07/25/33	477,081	492,028
Series 2025-35, Class HF, 30 day USD SOFR Average + 1.700%, 6.000%, due 05/25/55[2]	238,632	239,027
Series 2025-6, Class LF, 30 day USD SOFR Average + 1.800%, 6.000%, due 02/25/55[2]	231,494	231,953
Federal National Mortgage Association REMICS Trust, Series 1999-W4, Class A9, 6.250%, due 02/25/29	28,602	28,832
Federal National Mortgage Association Trust, Series 2004-W8, Class 2A, 6.500%, due 06/25/44	112,888	114,729
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 6.004%, due 08/25/35[2]	6,662	4,473

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Government National Mortgage Association REMICS, Series 2020-86, Class WK, 1.000%, due 06/20/50	205,382	$155,792
Series 2021-119, Class NC, 1.500%, due 07/20/51	186,057	152,364
Series 2021-103, Class HE, 2.000%, due 06/20/51	180,915	148,600
Series 2018-38, Class WF, 1 mo. USD Term SOFR + 0.414%, 4.743%, due 10/20/43[2]	520,227	504,735
Series 2017-182, Class FW, 1 mo. USD Term SOFR + 0.464%, 4.793%, due 05/20/47[2]	173,798	167,855
Series 2015-H20, Class FB, 1 mo. USD Term SOFR + 0.714%, 5.037%, due 08/20/65[2]	319,592	319,490
Series 2025-4, Class FY, 30 day USD SOFR Average + 1.600%, 5.948%, due 01/20/55[2]	215,588	217,572
GS Mortgage Securities Trust, Series 2019-GC42, Class C, 3.697%, due 09/10/52[2]	79,000	66,578
Series 2015-GS1, Class AS, 4.037%, due 11/10/48[2]	69,000	66,910
Series 2016-GS2, Class C, 4.695%, due 05/10/49[2]	70,000	67,769
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 5.242%, due 09/25/35[2]	61,935	59,557
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.811%, due 07/19/35[2]	94,140	69,779
Series 2004-11, Class 3A1A, 1 mo. USD Term SOFR + 0.814%, 5.165%, due 01/19/35[2]	13,639	13,049
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.340%, due 01/13/40[2,3]	100,000	103,088
Series 2025-SPRL, Class E, 6.678%, due 01/13/40[2,3]	100,000	102,943
INTOWN Mortgage Trust, Series 2025-STAY, Class A, 1 mo. USD Term SOFR + 1.350%, 5.692%, due 03/15/42[2,3]	1,660,000	1,660,000
Series 2025-STAY, Class C, 1 mo. USD Term SOFR + 2.250%, 6.592%, due 03/15/42[2,3]	160,000	159,600
IP Mortgage Trust, Series 2025-IP, Class A, 5.250%, due 06/10/42[2,3]	42,000	42,298
Series 2025-IP, Class D, 6.315%, due 06/10/42[2,3]	55,000	55,219
Series 2025-IP, Class E, 6.846%, due 06/10/42[2,3]	31,000	31,058
	Face amount[1]	Value
Mortgage-backed securities—(continued)
IRV Trust, Series 2025-200P, Class C, 5.730%, due 03/14/47[2,3]	131,000	$129,314
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B, 2.854%, due 09/06/38[2,3]	125,000	121,183
Series 2022-OPO, Class D, 3.450%, due 01/05/39[2,3]	144,000	119,394
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.100%, due 11/25/35[2]	209,478	163,153
Series 2006-A4, Class 2A2, 5.794%, due 06/25/36[2]	109,663	74,979
Series 2024-4, Class A6A, 6.000%, due 10/25/54[2,3]	51,964	51,922
LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.921%, due 07/25/39[2,3]	217,000	217,382
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.335%, due 09/10/39[2,3]	100,000	92,564
MED Commercial Mortgage Trust, Series 2024-MOB, Class C, 1 mo. USD Term SOFR + 2.291%, 6.633%, due 05/15/41[2,3]	100,000	98,986
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.558%, due 05/15/50[2]	18,000	16,501
Series 2025-C35, Class C, 6.349%, due 08/15/58[4]	77,000	78,256
Morgan Stanley Capital I Trust, Series 2017-H1, Class B, 4.075%, due 06/15/50	19,000	18,194
Series 2017-H1, Class C, 4.281%, due 06/15/50[2]	50,000	46,314
Series 2018-L1, Class AS, 4.637%, due 10/15/51[2]	63,000	61,396
Series 2018-H4, Class C, 5.048%, due 12/15/51[2]	80,000	73,027
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class M1, 5.609%, due 07/25/69[2,3]	100,000	98,709
Series 2024-3, Class A2, 6.000%, due 07/25/54[2,3]	84,173	84,245
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683%, due 05/15/56[2]	42,000	42,956
Series 2023-2, Class C, 7.018%, due 12/15/56[2]	32,000	33,189
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%, 5.747%, due 03/15/39[2,3]	2,650,000	2,650,828

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Mortgage-backed securities—(continued)
NAAC Reperforming Loan REMICS Trust Certificates, Series 2004-R3, Class A1, 6.500%, due 02/25/35[3]	308,458	$265,035
New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.443%, due 09/25/39[2,3]	112,000	111,561
Series 2025-NQM3, Class M1, 6.320%, due 05/25/65[2,3]	100,000	100,528
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, due 03/25/32[2,3]	120,630	120,354
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 1 mo. USD Term SOFR + 2.441%, 6.783%, due 02/15/42[2,3]	100,000	99,423
NYMT Loan Trust, Series 2024-INV1, Class A3, 5.834%, due 06/25/69[2,3]	101,168	101,224
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[2,3]	2,640,000	2,639,614
OBX Trust, Series 2021-NQM4, Class A1, 1.957%, due 10/25/61[2,3]	257,959	217,188
Series 2025-NQM7, Class A3, 5.864%, due 05/25/55[2,3]	95,145	95,496
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[3]	3,100,000	2,807,915
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, due 02/10/32[3]	73,045	69,916
Series 2017-1MKT, Class C, 4.016%, due 02/10/32[3]	100,000	92,972
ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.430%, due 07/15/39[2,3]	136,000	138,675
ORL Trust, Series 2024-GLKS, Class D, 1 mo. USD Term SOFR + 2.791%, 7.133%, due 12/15/39[2,3]	100,000	100,063
PRM Trust, Series 2025-PRM6, Class E, 6.583%, due 07/05/33[2,3]	127,000	126,003
Reperforming Loan Trust REMICS, Series 2003-R4, Class 2A, 4.740%, due 01/25/34[2,3]	308,950	276,428
Series 2006-R1, Class AF1, 1 mo. USD Term SOFR + 0.454%, 4.807%, due 01/25/36[2,3]	194,060	183,026
RFMSI Trust, Series 2004-S9, Class 1A23, 5.500%, due 12/25/34	130,698	125,464
ROCK Trust, Series 2024-CNTR, Class D, 7.109%, due 11/13/41[3]	209,000	216,775
	Face amount[1]	Value
Mortgage-backed securities—(continued)
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[3]	1,125,000	$1,150,186
SDAL Trust, Series 2025-DAL, Class C, 1 mo. USD Term SOFR + 3.939%, 8.281%, due 04/15/42[2,3]	132,000	131,783
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 1 mo. USD Term SOFR + 0.514%, 4.865%, due 07/20/36[2]	30,409	26,203
Series 2024-4, Class A10, 6.000%, due 05/25/54[2,3]	125,933	125,952
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 1 mo. USD Term SOFR + 2.514%, 6.857%, due 05/15/38[2,3]	63,000	62,530
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, due 12/25/61[2,3]	293,304	250,727
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 5.805%, due 07/25/34[2]	101,918	98,903
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 4.887%, due 04/25/36[2]	261,103	235,834
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 1 mo. USD Term SOFR + 0.774%, 5.125%, due 09/19/32[2]	9,773	9,303
TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.992%, 6.334%, due 12/15/39[2,3]	100,000	100,250
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 4.212%, due 09/25/37[2]	64,650	64,121
Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.750%, due 09/25/62[3]	188,009	178,972
Verus Securitization Trust, Series 2021-6, Class A1, 1.630%, due 10/25/66[2,3]	320,935	278,578
Series 2021-6, Class A3, 1.887%, due 10/25/66[2,3]	188,765	164,164
Series 2022-4, Class A3, 4.740%, due 04/25/67[2,3]	97,255	93,864
Series 2024-7, Class A1, 5.095%, due 09/25/69[2,3]	108,654	107,842
Series 2024-7, Class A3, 5.400%, due 09/25/69[2,3]	84,888	84,192
Series 2025-4, Class A3, 5.753%, due 05/25/70[2,3]	97,114	96,949

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Mortgage-backed securities—(concluded)
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2A1, 3.969%, due 03/25/36[2]	285,175	$250,753
Series 2006-AR9, Class 1A, 1 yr. USD MTA + 1.000%, 4.969%, due 08/25/46[2]	193,696	176,993
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694%, 5.047%, due 10/25/45[2]	140,993	140,997
Series 2002-AR6, Class A, 1 yr. USD MTA + 1.400%, 5.369%, due 06/25/42[2]	3,754	3,494
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class B, 3.811%, due 11/15/49	143,000	138,313
Series 2017-C39, Class C, 4.118%, due 09/15/50	76,000	67,670
Series 2024-1CHI, Class C, 6.226%, due 07/15/35[2,3]	132,000	132,463
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, IO, 0.249%, due 09/15/57[2]	630,515	117
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 8.425%, due 11/15/27[2,3]	3,100,000	3,107,750
Total mortgage-backed securities (cost—$49,339,799)		48,818,826
Municipal bonds—0.5%
California—0.0%†
Golden State Tobacco Securitization Corp., Taxable Refunding, Revenue Bonds, Series A-1, 3.714%, due 06/01/41	200,000	152,636
Florida—0.1%
State Board of Administration Finance Corp., Florida Hurricane Catastrophe Fund, Revenue Bonds, Series A, 5.526%, due 07/01/34	200,000	204,927
Illinois—0.3%
Sales Tax Securitization Corp. Second Lien, Taxable Refunding, Revenue Bonds, Series B, 3.057%, due 01/01/34	1,400,000	1,221,733
New York—0.1%
City of New York NY, GO Bonds, Series H, 6.291%, due 02/01/45	200,000	208,881
New York City Transitional Finance Authority, Future Tax, Revenue Bonds, Series C-2, 4.375%, due 05/01/37	200,000	189,232
		398,113
	Face amount[1]		Value
Municipal bonds—(concluded)
Texas—0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023-1,Class A1 5.102%, due 04/01/35		88,267	$89,959
Total municipal bonds (cost—$2,108,586)			2,067,368
Non-U.S. government agency obligations—1.3%
Angola—0.0%†
Angola Government International Bonds 8.000%, due 11/26/29[3]		10,000	9,322
8.750%, due 04/14/32[3]		10,000	9,078
9.125%, due 11/26/49[3]		40,000	31,662
9.375%, due 05/08/48[3]		55,000	44,636
			94,698
Australia—0.1%
Australia Government Bonds 2.750%, due 06/21/35[5]	AUD	300,000	169,488
Brazil—0.1%
Brazil Letras do Tesouro Nacional 0.000%, due 10/01/25[9]		2,100,000	366,240
Colombia—0.0%†
Colombia Government International Bonds 3.000%, due 01/30/30		50,000	43,900
8.000%, due 11/14/35		30,000	30,780
8.375%, due 11/07/54		15,000	14,580
8.750%, due 11/14/53		20,000	20,320
			109,580
Costa Rica—0.0%†
Costa Rica Government International Bonds 7.158%, due 03/12/45[5]		30,000	30,985
Dominican Republic—0.0%†
Dominican Republic International Bonds 6.850%, due 01/27/45[3]		60,000	60,075
6.950%, due 03/15/37[3]		30,000	30,698
7.150%, due 02/24/55[3]		30,000	30,480
			121,253
El Salvador—0.0%†
El Salvador Government International Bonds 9.500%, due 07/15/52[3]		25,000	25,231
Guatemala—0.0%†
Guatemala Government Bonds 6.875%, due 08/15/55[3]		15,000	14,878
Hungary—0.0%†
Hungary Government International Bonds 5.500%, due 03/26/36[3]		30,000	28,983

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Indonesia—0.0%†
Indonesia Government International Bonds 4.625%, due 04/15/43[3]		165,000	$149,985
Israel—0.1%
Israel Government International Bonds 5.500%, due 03/12/34		200,000	201,687
Ivory Coast—0.0%†
Ivory Coast Government International Bonds 8.075%, due 04/01/36[3]		20,000	19,680
8.250%, due 01/30/37[3]		5,000	4,929
			24,609
Japan—0.2%
Japan Bank for International Cooperation 2.875%, due 07/21/27		300,000	292,881
Japan International Cooperation Agency 2.750%, due 04/27/27		300,000	292,281
			585,162
Mexico—0.1%
Eagle Funding Luxco SARL 5.500%, due 08/17/30[3,4]		300,000	301,920
Mexico Government International Bonds 6.338%, due 05/04/53		45,000	41,136
6.400%, due 05/07/54		15,000	13,710
7.375%, due 05/13/55		50,000	51,489
			408,255
Oman—0.0%†
Oman Government International Bonds 6.500%, due 03/08/47[3]		15,000	15,810
7.000%, due 01/25/51[3]		45,000	49,727
			65,537
Panama—0.0%†
Panama Government International Bonds 2.252%, due 09/29/32		80,000	61,280
6.400%, due 02/14/35		90,000	88,560
			149,840
Paraguay—0.0%†
Paraguay Government International Bonds 5.400%, due 03/30/50[3]		60,000	52,215
Peru—0.1%
Peru Government International Bonds 6.150%, due 08/12/32[3]	PEN	600,000	173,560
6.950%, due 08/12/31[5]		81,000	24,760
			198,320
Poland—0.0%†
Republic of Poland Government International Bonds 5.125%, due 09/18/34		100,000	100,430
	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Qatar—0.0%†
Qatar Government International Bonds 4.400%, due 04/16/50[3]		60,000	$51,340
Romania—0.1%
Romania Government International Bonds 3.000%, due 02/14/31[5]		104,000	90,675
5.375%, due 03/22/31[3]		250,000	291,541
5.750%, due 09/16/30[3]		20,000	20,090
6.625%, due 05/16/36[3]		20,000	20,000
			422,306
Saudi Arabia—0.1%
Saudi Government International Bonds 3.250%, due 11/17/51[3]		120,000	77,700
3.750%, due 01/21/55[3]		50,000	34,391
4.875%, due 07/18/33[3]		200,000	200,202
5.000%, due 01/18/53[3]		200,000	172,626
5.625%, due 01/13/35[3]		35,000	36,550
			521,469
Serbia—0.0%†
Serbia International Bonds 6.000%, due 06/12/34[3]		15,000	15,267
South Africa—0.2%
Republic of South Africa Government Bonds 8.875%, due 02/28/35	ZAR	7,400,000	387,479
Republic of South Africa Government International Bonds 5.650%, due 09/27/47		90,000	67,713
5.750%, due 09/30/49		45,000	33,661
7.100%, due 11/19/36[3]		220,000	218,405
7.950%, due 11/19/54[3]		80,000	76,160
			783,418
Supranationals—0.1%
European Union 2.875%, due 10/05/29[5]		400,000	465,041
Turkey—0.0%†
Turkiye Government International Bonds 5.750%, due 05/11/47		40,000	30,570
United Kingdom—0.1%
U.K. Gilts 4.375%, due 07/31/54[5]		295,000	332,721
Uruguay—0.0%†
Uruguay Government International Bonds 5.100%, due 06/18/50		95,000	87,115
Total non-U.S. government agency obligations (cost—$5,707,087)			5,606,623
U.S. government agency obligations—7.8%
Federal Home Loan Mortgage Corp. 3.500%, due 05/01/52		450,787	403,697
3.500%, due 07/01/52		72,539	65,160
4.000%, due 04/01/52		470,319	434,349

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
U.S. government agency obligations—(continued)
4.000%, due 10/01/52	90,689	$83,857
4.000%, due 01/01/54	54,653	50,525
4.500%, due 08/01/52	716,018	682,705
4.500%, due 10/01/52	211,637	201,966
5.000%, due 10/01/52	200,226	195,840
5.000%, due 11/01/52	274,419	268,577
5.000%, due 12/01/52	393,806	385,024
5.000%, due 02/01/53	202,297	197,556
5.000%, due 04/01/53	144,539	141,171
5.000%, due 05/01/53	175,992	172,035
5.000%, due 03/01/54	197,240	192,111
5.500%, due 04/01/53	474,365	473,100
5.500%, due 07/01/53	241,984	241,515
5.500%, due 10/01/53	175,264	174,793
5.500%, due 11/01/53	130,072	129,863
5.500%, due 12/01/53	401,213	399,965
5.500%, due 03/01/54	114,128	114,082
5.500%, due 06/01/54	120,572	120,479
5.500%, due 07/01/54	33,474	33,435
6.000%, due 06/01/53	187,300	191,053
6.000%, due 07/01/53	374,252	380,244
6.000%, due 08/01/53	156,350	158,756
6.000%, due 10/01/53	259,925	264,026
6.000%, due 12/01/53	49,224	49,993
6.000%, due 02/01/54	166,171	168,742
Federal National Mortgage Association 3.000%, due 02/01/52	896,863	773,535
3.000%, due 03/01/53	43,609	37,393
4.000%, due 06/01/52	249,119	230,928
4.000%, due 10/01/52	78,400	73,382
4.500%, due 10/01/52	207,969	197,795
4.500%, due 05/01/53	171,605	163,648
5.000%, due 11/01/26[2,11,12]	1,162	1,162
5.000%, due 10/01/52	240,504	234,815
5.000%, due 12/01/52	468,868	458,413
5.000%, due 02/01/53	412,772	404,130
5.000%, due 03/01/53	192,515	187,660
5.000%, due 04/01/53	387,681	379,520
5.000%, due 05/01/53	85,954	84,004
5.000%, due 06/01/53	441,123	431,010
5.000%, due 07/01/53	174,278	171,066
5.000%, due 11/01/53	46,264	45,164
5.000%, due 10/01/54	24,267	23,627
5.188%, due 11/01/34[2]	1,024,234	1,065,144
5.500%, due 01/01/53	382,450	382,191
5.500%, due 02/01/53	193,205	192,855
5.500%, due 03/01/53	53,576	53,448
5.500%, due 06/01/53	127,931	127,606
5.500%, due 06/01/54	156,324	155,854
5.500%, due 07/01/54	136,615	136,353
1 yr. CMT + 2.104%, 5.821%, due 05/01/30[2]	8,255	8,301
6.000%, due 06/01/53	339,700	345,156
6.000%, due 07/01/53	385,824	392,002
6.000%, due 08/01/53	38,582	39,197
6.000%, due 09/01/53	276,439	281,025
6.000%, due 10/01/53	274,943	279,281
	Face amount[1]	Value
U.S. government agency obligations—(concluded)
6.000%, due 12/01/53	49,442	$50,218
6.000%, due 02/01/54	119,081	121,197
6.000%, due 03/01/55	99,559	100,960
6.000%, due 04/01/55	195,095	197,899
6.000%, due 07/01/55	149,586	151,845
6 mo. USD RFUCCT + 1.538%, 6.163%, due 01/01/36[2]	2,307	2,318
1 yr. USD RFUCCT + 1.780%, 6.405%, due 11/01/35[2]	2,656	2,683
1 yr. USD RFUCCT + 1.603%, 6.478%, due 12/01/35[2]	11,553	11,612
1 yr. CMT + 2.229%, 6.479%, due 04/01/27[2]	1,749	1,753
1 yr. USD RFUCCT + 1.815%, 6.748%, due 03/01/36[2]	13,787	13,937
1 yr. USD RFUCCT + 1.826%, 6.826%, due 03/01/36[2]	12,258	12,402
1 yr. USD RFUCCT + 1.912%, 6.912%, due 02/01/36[2]	8,091	8,205
Government National Mortgage Association 1 yr. CMT + 1.500%, 4.875%, due 05/20/26[2]	358	357
5.000%, due 12/20/49	36,947	36,592
1 yr. CMT + 1.500%, 5.625%, due 01/20/26[2]	72	71
Government National Mortgage Association, TBA 3.500%	455,000	407,612
4.000%	500,000	460,244
4.500%	400,000	379,460
5.000%	400,000	390,200
6.000%	440,000	445,944
Uniform Mortgage-Backed Security, TBA 2.500%	890,000	729,198
3.500%	825,000	736,686
4.000%	5,620,000	5,179,825
4.500%	400,000	379,346
5.000%	300,000	291,838
5.500%	7,725,000	7,678,710
6.000%	1,335,000	1,353,087
Total U.S. government agency obligations (cost—$32,872,352)		32,874,483
U.S. Treasury obligations—10.3%
U.S. Treasury Bonds 1.375% due 08/15/50	11,020,000	5,356,753
1.625% due 11/15/50	2,000,000	1,038,516
2.000% due 02/15/50	800,000	463,656
2.250% due 08/15/49	500,000	309,375
2.375% due 02/15/42	500,000	360,078
2.375% due 11/15/49	100,000	63,488
2.875% due 08/15/45	500,000	369,434
2.875% due 05/15/49	700,000	495,770
2.875% due 05/15/52	750,000	520,078
3.000% due 11/15/44	500,000	380,566
3.000% due 02/15/48	1,200,000	881,062
3.000% due 08/15/48	100,000	73,082
3.000% due 02/15/49	400,000	291,000

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
U.S. Treasury obligations—(concluded)
3.000% due 08/15/52	2,400,000	$1,706,156
3.250% due 05/15/42	8,300,000	6,793,355
3.375% due 11/15/48	100,000	78,137
3.625% due 02/15/53	9,475,000	7,624,044
3.875% due 02/15/43	300,000	265,652
3.875% due 05/15/43	400,000	353,266
4.250% due 08/15/54	300,000	269,812
4.500% due 11/15/54	100,000	93,813
4.625% due 05/15/44	100,000	96,977
4.625% due 05/15/54	200,000	191,414
4.625% due 02/15/55	100,000	95,797
4.750% due 02/15/37	1,250,000	1,288,184
4.750% due 05/15/55	70,000	68,469
U.S. Treasury Inflation-Indexed Bonds 0.125% due 02/15/51	123,465	66,012
0.750% due 02/15/45	409,515	296,046
1.000% due 02/15/46	339,155	254,097
1.000% due 02/15/49	127,742	91,366
1.500% due 02/15/53	913,766	710,470
2.125% due 02/15/54	379,152	340,271
2.375% due 02/15/55	438,032	415,462
U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/25	123,885	123,605
0.625% due 01/15/26	135,281	134,639
1.250% due 04/15/28	1,500,324	1,497,041
2.125% due 01/15/35	2,958,917	2,996,371
U.S. Treasury Notes 0.500% due 08/31/27	5,900,000	5,499,445
2.625% due 07/31/29[13]	700,000	666,941
U.S. Treasury STRIPS Coupon 0.000% due 05/15/41[9]	300,000	137,077
0.000% due 08/15/41[9]	400,000	179,918
Total U.S. Treasury obligations (cost—$46,810,403)		42,936,695
	Number of shares
Preferred stocks—1.5%
Capital markets—0.8%
CION Investment Corp.	48,000	1,192,800
OFS Capital Corp.*,6	27,000	677,700
Trinity Capital, Inc.[6]	50,000	1,264,500
		3,135,000
Mortgage real estate investment—0.7%
Ellington Financial, Inc.[2,7] Series C	121,000	3,035,890
Total preferred stocks (cost—$6,150,000)		6,170,890
Exchange traded funds—0.4%
Invesco Senior Loan ETF[6] (cost—$1,876,499)	82,474	1,726,181
	Face amount[1]	Value
Short-term investments—2.9%
Short-term U.S. Treasury obligations—0.6%
U.S. Treasury Bills 4.279% due 01/08/26[14]	1,300,000	$1,276,065
4.352% due 10/09/25[14]	1,300,000	1,289,404
Total short-term U.S. treasury obligations (cost—$2,566,141)		2,565,469
	Number of shares
Investment companies—2.3%
State Street Institutional U.S. Government Money Market Fund, 4.250%[14] (cost—$9,381,479)	9,381,479	9,381,479
Total short-term investments (cost—$11,947,620)		11,946,948
Investment of cash collateral from securities loaned—2.8%
Money market funds—2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[14] (cost—$11,763,235)	11,763,235	11,763,235

	Number of contracts	Notional amount
Swaptions purchased—0.0%†
Call swaptions—0.0%†
1 Year USD SOFR Interest Rate Swap strike @ 3.650, expires 08/04/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/06/26	9,600,000	USD	9,600,000	1
1 Year USD SOFR Interest Rate Swap strike @ 3.650, expires 08/12/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/14/26	8,900,000	USD	8,900,000	164
Total call swaptions				165
Total swaptions purchased (cost—$19,325)				165
Total investments (cost—$457,210,487)—108.5%				454,168,027
Liabilities in excess of other assets—(8.5)%				(35,462,873)
Net assets—100.0%				$418,705,154

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount	Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD 224,000	2,000	U.S. Treasury 10 Year Notes, strike @ 112.000	GS	08/22/25	$(607)	$(500)	$107
USD 337,500	3,000	U.S. Treasury 10 Year Notes, strike @ 112.500	GS	08/22/25	(937)	(422)	515
Total					$(1,544)	$(922)	$622
		Put options
USD 547,500	5,000	U.S. Treasury 10 Year Notes, strike @ 109.500	GS	08/22/25	$(1,210)	$(469)	$741
Total options written					$(2,754)	$(1,391)	$1,363

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,200	1,200,000	10 Year USD SOFR Interest Rate Swap strike @ 3.708 terminating 08/06/35	MSCI	Pay	08/04/25	$(12,353)	$(101)	$12,252
USD	1,000	1,000,000	10 Year USD SOFR Interest Rate Swap strike @ 3.739 terminating 08/14/35	JPMCB	Pay	08/12/25	(7,234)	(1,797)	5,437
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.543 terminating 08/05/35	GS	Pay	08/01/25	(356)	—	356
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.570 terminating 08/06/35	GS	Pay	08/04/25	(340)	—	340
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.665 terminating 08/11/35	MSCI	Pay	08/07/25	(320)	(27)	293
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.683 terminating 08/12/35	MSCI	Pay	08/08/25	(319)	(56)	263
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.650 terminating 08/13/35	MSCI	Pay	08/11/25	(304)	(49)	255
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.699 terminating 08/18/35	BOA	Pay	08/14/25	(335)	(157)	178
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.695 terminating 08/18/35	MSCI	Pay	08/14/25	(328)	(151)	177
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.688 terminating 08/19/35	MSCI	Pay	08/15/25	(307)	(156)	151
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.669 terminating 08/27/35	GS	Pay	08/25/25	(303)	(211)	92
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.645 terminating 09/03/35	GS	Pay	08/29/25	(275)	(225)	50
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.680 terminating 08/29/35	BB	Pay	08/29/25	(271)	(285)	(14)
Total							$(23,045)	$(3,215)	$19,830

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Swaptions written—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.893 terminating 08/05/35	GS	Pay	08/01/25	$(356)	$(16)	$340
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.920 terminating 08/06/35	GS	Pay	08/04/25	(340)	(22)	318
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.015 terminating 08/11/35	MSCI	Pay	08/07/25	(320)	(17)	303
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.033 terminating 08/12/35	MSCI	Pay	08/08/25	(319)	(21)	298
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.000 terminating 08/13/35	MSCI	Pay	08/11/25	(304)	(51)	253
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.049 terminating 08/18/35	BOA	Pay	08/14/25	(335)	(58)	277
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.045 terminating 08/18/35	MSCI	Pay	08/14/25	(328)	(60)	268
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.038 terminating 08/19/35	MSCI	Pay	08/15/25	(308)	(75)	233
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 4.019 terminating 08/27/35	GS	Pay	08/25/25	(303)	(157)	146
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.995 terminating 09/03/35	GS	Pay	08/29/25	(275)	(242)	33
USD	100	100,000	10 Year USD SOFR Interest Rate Swap strike @ 3.980 terminating 08/29/35	BB	Pay	08/29/25	(271)	(269)	2
Total							$(3,459)	$(988)	$2,471
Total swaptions written							$(26,504)	$(4,203)	$22,301

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
4	EUR	Euro Bund 10 Year Futures	September 2025	$597,767	$592,054	$(5,713)
12	EUR	EURO Schatz 2 Year Futures	September 2025	1,470,943	1,465,985	(4,958)
19	CAD	Canadian Bond 10 Year Futures	September 2025	1,651,872	1,652,627	755
5	GBP	United Kingdom Long Gilt Bond Futures	September 2025	603,609	608,556	4,947
U.S. Treasury futures buy contracts:
100	USD	U.S. Long Bond Futures	September 2025	$11,130,730	$11,418,750	$288,020
343	USD	U.S. Treasury Note 10 Year Futures	September 2025	37,795,866	38,094,437	298,571
140	USD	U.S. Treasury Note 2 Year Futures	September 2025	29,014,950	28,977,813	(37,137)
192	USD	U.S. Treasury Note 5 Year Futures	September 2025	20,717,020	20,769,000	51,980
214	USD	Ultra U.S. Treasury Bond Futures	September 2025	24,232,713	25,104,875	872,162
177	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2025	19,683,881	20,014,828	330,947
Total				$146,899,351	$148,698,925	$1,799,574

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures sell contracts:
4	EUR	EURO Bobl 5 Year Index Futures	September 2025	$(536,517)	$(535,314)	$1,203
U.S. Treasury futures sell contracts:
3	USD	U.S. Long Bond Futures	September 2025	$(339,508)	$(342,562)	$(3,054)
106	USD	U.S. Treasury Note 5 Year Futures	September 2025	(11,426,208)	(11,466,219)	(40,011)
34	USD	Ultra U.S. Treasury Bond Futures	September 2025	(3,900,101)	(3,988,625)	(88,524)
23	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2025	(2,561,235)	(2,600,797)	(39,562)
Total				$(18,763,569)	$(18,933,517)	$(169,948)
Net unrealized appreciation (depreciation)						$1,629,626

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Implied credit spread as of July 31, 2025[16]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[17]	Upfront payments (received) made	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S44	N/A	USD	100	06/20/30	Quarterly	(1.000)%	$1,682	$2,278	$596

OTC credit default swap agreements on credit indices—sell protection15

Counterparty	Implied credit spread as of 07/31/25[16]	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[17]	Upfront payments (received) made	Value	Unrealized appreciation (depreciation)
JPMCB	N/A	iTraxx Europe Crossover S42	EUR	689	12/20/29	Quarterly	5.000%	$125,345	$143,805	$18,460
GSI	N/A	iTraxx Europe Crossover S42	EUR	295	12/20/29	Quarterly	5.000	52,688	61,631	8,943
BNP	N/A	iTraxx Europe Crossover S42	EUR	197	12/20/29	Quarterly	5.000	35,915	41,087	5,172
								$213,948	$246,523	$32,575

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Centrally cleared credit default swap agreements on corporate issues—sell protection15

Referenced obligations	Implied credit spread as of 07/31/25[16]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[17]	Upfront payments (received) made	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	N/A	USD	400,000	06/20/28	Quarterly	1.000%	$(909)	$6,911	$7,820
Boeing Co., 2.600%, due 06/20/26	N/A	USD	100,000	06/20/26	Quarterly	1.000	151	754	603
Boeing Co., 2.600%, due 06/20/26	N/A	USD	300,000	06/20/30	Quarterly	1.000	759	4,639	3,880
T-Mobile USA, Inc., 4.750%, due 06/20/28	N/A	USD	200,000	06/20/28	Quarterly	5.000	19,890	27,165	7,275
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	400,000	06/20/28	Quarterly	1.000	(612)	7,119	7,731
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	100,000	12/20/28	Quarterly	1.000	(160)	1,930	2,090
Total							$19,119	$48,518	$29,399

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[17]	Payments received by the Portfolio[17]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 mo. AUD Bank Bill Swap	4.500%	$10,243	$16,433
AUD	300	03/20/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	5,874	13,116
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	9,335	7,284
AUD	300	03/19/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.000	(2,748)	(2,449)
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(28,040)	(28,040)
BRL	1,050	01/04/27	At Maturity	1 day BRL CDI	11.528	(6,943)	(6,943)
BRL	300	01/04/27	At Maturity	1 day BRL CDI	13.926	(301)	(301)
BRL	3,100	01/04/27	At Maturity	1 day BRL CDI	13.927	(3,103)	(3,129)
BRL	200	01/04/27	At Maturity	1 day BRL CDI	14.009	(163)	(163)
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.320	(181)	(181)
BRL	2,100	01/02/29	At Maturity	1 day BRL CDI	13.291	(2,136)	(2,114)
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.354	(153)	(153)
BRL	2,200	01/02/29	At Maturity	1 day BRL CDI	13.400	(772)	(719)
CAD	1,100	06/01/32	Semi-annual	3.500%	1 day CAD CORRA	(27,665)	(19,958)
CAD	300	12/20/33	Semi-annual	3.750	1 day CAD CORRA	(11,291)	(10,290)
EUR	200	10/05/29	Annual	2.063	1 day EUR STR	781	781
EUR	100	10/05/29	Annual	2.050	1 day EUR STR	446	446
EUR	100	10/05/29	Annual	2.056	1 day EUR STR	413	413
EUR	200	03/09/33	Annual	6 mo. EURIBOR	2.547	126	126
EUR	100	11/05/34	Annual	6 mo. EURIBOR	2.410	(791)	(791)
EUR	1,760	09/17/35	Annual	6 mo. EURIBOR	2.250	(76,870)	(4,570)
EUR	100	08/13/29	Semi-annual	2.700	6 mo. EURIBOR	(3,338)	(3,338)
EUR	100	08/14/29	Semi-annual	2.650	6 mo. EURIBOR	(3,062)	(3,062)
EUR	100	09/25/29	Semi-annual	2.300	6 mo. EURIBOR	(1,108)	(1,108)
EUR	100	04/09/30	Semi-annual	2.400	6 mo. EURIBOR	(291)	(291)
EUR	100	04/29/30	Semi-annual	2.350	6 mo. EURIBOR	(65)	(65)
EUR	810	09/17/55	Semi-annual	2.250	6 mo. EURIBOR	111,049	44,355
GBP	310	03/19/30	Annual	1 day GBP SONIA	3.500	(4,997)	2,766

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[17]	Payments received by the Portfolio[17]	Value	Unrealized appreciation (depreciation)
JPY	70,000	06/18/32	Annual	1.250%	1 day JPY TONA	$(3,960)	$8,480
JPY	10,000	06/18/45	Annual	1 day JPY TONA	2.000%	(613)	(2,223)
JPY	10,000	06/18/55	Annual	1 day JPY TONA	2.000	(5,693)	(5,235)
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	(1,758)	(1,758)
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	(1,138)	81
USD	800	12/18/29	Annual	3.750	1 day USD SOFR	(2,556)	10,286
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	(90)	(90)
USD	100	10/31/30	Annual	3.722	1 day USD SOFR	(62)	(62)
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	(315)	(315)
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	(117)	(117)
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	(1,123)	(1,124)
USD	700	05/15/32	Annual	3.75	1 day USD SOFR	(3,921)	(3,279)
USD	200	06/15/32	Annual	1.750	1 day USD SOFR	24,092	2,888
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	61,367	44,198
USD	1,690	08/15/33	Annual	3.687	1 day USD SOFR	19,700	19,700
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	5,561	5,561
USD	300	08/15/33	Annual	3.763	1 day USD SOFR	1,699	1,699
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	1,293	1,293
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	6,519	6,519
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	2,127	2,127
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	1,910	1,910
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(3,487)	(3,487)
USD	30	12/19/33	Annual	3.950	1 day USD SOFR	(350)	(350)
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	14,074	11,471
USD	300	02/15/35	Annual	3.9	1 day USD SOFR	(2,402)	(1,604)
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	(6,487)	(6,487)
USD	100	03/11/35	Annual	3.899	1 day USD SOFR	(511)	(511)
USD	100	03/12/35	Annual	3.905	1 day USD SOFR	(563)	(564)
USD	200	03/24/35	Annual	3.930	1 day USD SOFR	(1,551)	(1,551)
USD	1,800	06/20/54	Annual	3.500	1 day USD SOFR	172,429	128,846
USD	100	12/17/54	Annual	3.765	1 day USD SOFR	5,305	5,305
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	20,017	15,406
USD	100	02/15/55	Annual	3.642	1 day USD SOFR	7,251	7,251
USD	800	12/18/25	At Maturity	3.500	1 day USD SOFR	6,913	6,807
	Total					$277,809	$249,126

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

OTC credit default swap agreements on corporate issues—sell protection15

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[17]	Upfront payments (received) made	Value	Unrealized appreciation (depreciation)
DB	Petroleos Mexicanos	USD	71	07/6/26	Monthly	(4.750)%	$—	$1,882	$1,882
GSI	SoftBank Group Corp.	USD	100	06/20/26	Quarterly	(1.000)	(429)	136	565
Total							$(429)	$2,018	$2,447

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[17]	Payments received by the Portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GSI	USD	16	09/11/25	At Maturity	1 day USD SOFR	0.400%	$—	$9,364	$9,364
GSI	USD	13	10/17/25	At Maturity	1 day USD SOFR	(0.250)	—	1,488	1,488
							$—	$10,852	$10,852

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CHF	65,589	USD	82,585	08/04/25	$1,835
BB	GBP	234,000	USD	318,426	08/04/25	9,394
BB	USD	78,339	TRY	3,231,484	08/04/25	1,265
BB	USD	13,997	SGD	18,016	08/05/25	(120)
BB	USD	13,726	TRY	568,275	08/05/25	261
BB	USD	10,153	TRY	421,309	08/07/25	198
BB	USD	4,804	PLN	17,496	08/11/25	(136)
BB	USD	64,134	TRY	2,671,822	08/11/25	1,286
BB	USD	20,958	TRY	873,642	08/13/25	394
BB	USD	13,506	TRY	564,260	08/14/25	272
BB	USD	21,649	TRY	900,734	08/15/25	324
BB	MYR	102,998	USD	24,321	08/20/25	156
BB	USD	73,940	CNH	537,000	08/20/25	627
BB	USD	10,000	THB	322,626	08/20/25	(116)
BB	ZAR	553,646	USD	30,923	08/20/25	564
BB	USD	10,496	TRY	438,910	08/26/25	104
BB	AUD	31,000	USD	20,019	09/02/25	86
BB	SGD	17,978	USD	13,997	09/02/25	120
BB	USD	65,613	TRY	2,759,769	09/05/25	442
BB	USD	45,991	TRY	1,938,968	09/09/25	264
BB	USD	34,969	TRY	1,475,324	09/10/25	197
BB	USD	35,084	TRY	1,479,900	09/12/25	131
BB	USD	57,436	TRY	2,430,532	09/17/25	161

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	BRL	168,065	USD	30,008	08/04/25	$(6)
BNP	CHF	37,499	USD	46,451	08/04/25	284
BNP	JPY	18,683,036	USD	126,940	08/04/25	3,048
BNP	USD	30,000	BRL	168,065	08/04/25	14
BNP	USD	47,792	JPY	6,868,691	08/04/25	(2,244)
BNP	AUD	30,000	USD	19,751	08/05/25	471
BNP	USD	320,132	AUD	491,000	08/05/25	(4,591)
BNP	TWD	549,449	USD	18,670	08/07/25	256
BNP	USD	10,000	IDR	162,020,000	08/07/25	(154)
BNP	USD	10,000	KRW	13,536,000	08/07/25	(238)
BNP	USD	20,000	TWD	572,804	08/07/25	(804)
BNP	MXN	187,000	USD	10,009	08/18/25	111
BNP	CNH	948,575	USD	132,788	08/20/25	1,070
BNP	THB	478,329	USD	14,776	08/20/25	121
BNP	TWD	3,856,925	USD	118,303	08/20/25	(11,090)
BNP	USD	60,706	CNH	433,000	08/20/25	(580)
BNP	USD	18,610	IDR	301,729,327	08/20/25	(281)
BNP	USD	22,112	INR	1,921,979	08/20/25	(189)
BNP	USD	4,597	PLN	16,757	08/20/25	(127)
BNP	USD	10,000	THB	323,424	08/20/25	(91)
BNP	USD	18,670	TWD	548,553	08/20/25	(267)
BNP	AUD	491,000	USD	320,296	09/02/25	4,594
BNP	USD	46,451	CHF	37,363	09/02/25	(289)
BNP	USD	76,762	JPY	11,346,122	09/02/25	(1,280)
BNP	USD	30,008	BRL	169,353	09/03/25	(2)
BNP	BRL	2,000,000	USD	326,321	10/02/25	(25,661)
BOA	BRL	56,167	USD	10,026	08/04/25	(5)
BOA	JPY	9,834,976	USD	66,475	08/04/25	1,256
BOA	SGD	26,000	USD	20,187	08/04/25	162
BOA	USD	10,000	BRL	56,167	08/04/25	31
BOA	AUD	47,000	USD	30,691	08/05/25	487
BOA	SGD	7,473	USD	5,850	08/05/25	94
BOA	USD	46,408	SGD	59,412	08/05/25	(647)
BOA	USD	10,000	IDR	162,365,000	08/07/25	(133)
BOA	USD	10,000	KRW	13,611,700	08/07/25	(183)
BOA	USD	20,000	TWD	574,038	08/07/25	(763)
BOA	TWD	19,389	USD	595	08/20/25	(56)
BOA	USD	161,406	CNH	1,155,000	08/20/25	(1,024)
BOA	USD	10,000	KRW	13,780,000	08/25/25	(52)
BOA	SGD	59,282	USD	46,408	09/02/25	648
BOA	USD	116,496	JPY	17,259,065	09/02/25	(1,676)
BOA	USD	10,000	BRL	56,143	09/03/25	(53)
BOA	ILS	666,966	USD	198,699	10/15/25	2,209
CITI	USD	2,676,108	EUR	2,296,103	08/04/25	(55,796)
CITI	TWD	597,430	USD	20,309	08/07/25	288
CITI	USD	186,748	PLN	676,004	08/11/25	(6,383)

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	CNH	95,000	USD	13,216	08/20/25	$24
CITI	TWD	6,399,919	USD	195,961	08/20/25	(18,744)
CITI	USD	215,328	INR	18,550,755	08/20/25	(3,730)
CITI	USD	33,441	TWD	999,886	08/20/25	103
CITI	USD	163,467	TWD	4,717,593	08/20/25	(5,201)
CITI	ZAR	1,018,668	USD	56,790	08/20/25	931
CITI	EUR	2,291,651	USD	2,676,108	09/02/25	55,844
CITI	USD	49,117	CHF	39,777	09/02/25	27
CITI	USD	42,401	EUR	37,000	09/02/25	(96)
CITI	AUD	4,633	USD	3,037	10/15/25	55
CITI	GBP	450,000	USD	611,630	10/15/25	16,927
CITI	USD	395	CAD	536	10/15/25	(6)
CITI	USD	375,362	JPY	54,351,648	10/15/25	(12,045)
CITI	ZAR	3,557,899	USD	198,906	10/15/25	4,559
CITI	TWD	992,194	USD	33,441	10/20/25	(4)
CITI	PEN	427,347	USD	116,787	11/17/25	(1,806)
DB	EUR	2,351,819	USD	2,734,339	08/04/25	50,444
DB	USD	92,706	PLN	335,004	08/11/25	(3,323)
DB	CNH	3,393,620	USD	474,846	08/20/25	3,610
DB	KRW	148,605,584	USD	108,934	08/20/25	1,685
DB	USD	98,956	INR	8,530,871	08/20/25	(1,649)
DB	USD	52,388	KRW	72,793,126	08/20/25	147
DB	ZAR	645,757	USD	36,118	08/20/25	708
DB	KRW	72,681,540	USD	52,388	09/17/25	(149)
DB	USD	127,873	MXN	2,465,332	09/17/25	2,195
GS	BRL	111,580	USD	19,918	08/04/25	(9)
GS	USD	20,000	BRL	111,580	08/04/25	(73)
GS	CNH	69,000	USD	9,639	08/20/25	58
GS	USD	96,103	IDR	1,562,482,160	08/20/25	(1,187)
GS	USD	10,000	THB	323,478	08/20/25	(90)
GS	USD	20,000	IDR	325,820,000	08/25/25	(210)
GS	USD	20,000	IDR	327,660,000	08/29/25	(101)
GS	USD	10,000	KRW	13,872,785	08/29/25	17
GS	BRL	100,000	USD	16,394	10/02/25	(1,205)
GS	USD	627,476	BRL	3,538,149	10/02/25	(4,794)
GS	MXN	187,000	USD	9,849	12/17/25	78
GS	USD	87,398	MXN	1,692,000	12/17/25	1,013
GSI	EUR	3,723,726	USD	4,393,980	10/15/25	124,225
GSI	MXN	284,623	USD	15,119	10/15/25	148
GSI	USD	1,274,915	EUR	1,091,000	10/15/25	(23,938)
HSBC	JPY	7,400,000	USD	49,938	08/04/25	867
HSBC	SEK	195,000	USD	20,219	08/04/25	300
HSBC	USD	80,833	CHF	64,000	08/04/25	(2,040)
HSBC	USD	70,776	EUR	60,000	08/04/25	(2,304)
HSBC	USD	254,289	JPY	36,533,395	08/04/25	(12,025)
HSBC	AUD	294,000	USD	193,158	08/05/25	4,218

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	CAD	432,655	USD	315,276	08/05/25	$2,965
HSBC	SGD	130,490	USD	101,137	08/05/25	629
HSBC	USD	50,730	SGD	65,442	08/05/25	(324)
HSBC	CNH	64,635	USD	8,946	08/20/25	(29)
HSBC	KRW	74,398,669	USD	54,541	08/20/25	847
HSBC	THB	819,665	USD	25,351	08/20/25	239
HSBC	TWD	2,299,917	USD	70,293	08/20/25	(6,865)
HSBC	USD	74,991	KRW	103,517,576	08/20/25	(282)
HSBC	USD	10,000	THB	320,827	08/20/25	(171)
HSBC	USD	83,781	TWD	2,390,524	08/20/25	(3,584)
HSBC	SGD	65,300	USD	50,730	09/02/25	324
HSBC	KRW	103,361,595	USD	74,991	09/17/25	278
JPMCB	USD	49,330	CHF	39,000	08/04/25	(1,315)
JPMCB	USD	314,145	GBP	234,000	08/04/25	(5,113)
JPMCB	AUD	151,000	USD	99,028	08/05/25	1,988
JPMCB	SGD	4,893	USD	3,830	08/05/25	62
JPMCB	USD	313,723	CAD	432,937	08/05/25	(1,208)
JPMCB	CNH	1,042,280	USD	145,669	08/20/25	938
JPMCB	CNH	84,801	USD	11,724	08/20/25	(51)
JPMCB	INR	2,960,576	USD	33,768	08/20/25	(2)
JPMCB	KRW	193,756,960	USD	141,854	08/20/25	2,019
JPMCB	TWD	5,349,178	USD	163,979	08/20/25	(15,475)
JPMCB	USD	110,784	CNH	792,000	08/20/25	(807)
JPMCB	USD	34,161	IDR	555,013,767	08/20/25	(445)
JPMCB	USD	24,723	INR	2,143,608	08/20/25	(272)
JPMCB	USD	51,679	KRW	71,895,825	08/20/25	209
JPMCB	USD	4,821	PLN	17,583	08/20/25	(130)
JPMCB	USD	28,557	TWD	819,557	08/20/25	(1,062)
JPMCB	ZAR	552,638	USD	30,976	08/20/25	672
JPMCB	CAD	432,338	USD	313,723	09/02/25	1,213
JPMCB	GBP	234,000	USD	314,234	09/02/25	5,115
JPMCB	USD	125,068	TRY	5,260,603	09/03/25	1,065
JPMCB	KRW	71,785,232	USD	51,679	09/17/25	(210)
JPMCB	USD	33,768	INR	2,964,594	09/17/25	8
Net unrealized appreciation (depreciation)						$72,868

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$59,517,595	$—	$59,517,595
Corporate bonds	—	195,191,923	—	195,191,923
Loan assignments	—	35,067,095	480,000	35,547,095
Mortgage-backed securities	—	48,818,826	—	48,818,826
Municipal bonds	—	2,067,368	—	2,067,368
Non-U.S. government agency obligations	—	5,606,623	—	5,606,623
U.S. government agency obligations	—	32,873,321	1,162	32,874,483
U.S. Treasury obligations	—	42,936,695	—	42,936,695
Preferred stocks	6,170,890	—	—	6,170,890
Exchange traded funds	1,726,181	—	—	1,726,181
Investment companies	9,381,479	—	—	9,381,479
Short-term U.S. Treasury obligations	—	2,565,469	—	2,565,469
Investment of cash collateral from securities loaned	11,763,235	—	—	11,763,235
Swaptions Purchased	—	165	—	165
Futures contracts	1,848,585	—	—	1,848,585
Swap agreements	—	798,713	—	798,713
Forward foreign currency contracts	—	319,979	—	319,979
Total	$30,890,370	$425,763,772	$481,162	$457,135,304
Liabilities
Options written	$(1,391)	$—	$—	$(1,391)
Swaptions written	—	(4,203)	—	(4,203)
Futures contracts	(218,959)	—	—	(218,959)
Swap agreements	—	(210,715)	—	(210,715)
Forward foreign currency contracts	—	(247,111)	—	(247,111)
Total	$(220,350)	$(462,029)	$—	$(682,379)

At July 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  In U.S. dollars unless otherwise indicated.

2  Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $173,847,276, represented 41.5% of the Portfolio's net assets at period end.

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2025

Portfolio footnotes—(concluded)

4  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

5  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6  Security, or portion thereof, was on loan at the period end.

7  Perpetual investment. Date shown reflects the next call date.

8  Bond interest in default.

9  Zero coupon bond.

10  Position is unsettled. Contract rate was not determined at July 31, 2025 and does not take effect until settlement.

11  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

12  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

13  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

14  Rate shown reflects yield at July 31, 2025.

15  If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

16  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

17  Payments made or received are based on the notional amount.

See accompanying notes to financial statements

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Municipal bonds—99.4%
Alabama—3.3%
Black Belt Energy Gas District, Revenue Bonds, Series D, 5.000%, due 11/01/34	$1,000,000	$1,054,090
County of Jefferson AL Sewer Revenue, Refunding, Revenue Bonds, 5.000%, due 10/01/32	1,000,000	1,097,830
5.000%, due 10/01/38	1,000,000	1,043,919
5.000%, due 10/01/39	1,000,000	1,034,792
5.250%, due 10/01/40	750,000	785,651
		5,016,282
Arizona—3.7%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds, Series A, 4.000%, due 11/01/35	2,000,000	1,933,584
Arizona Industrial Development Authority, Revenue Bonds, Series 2019-2,Class A 3.625%, due 05/20/33	790,991	760,994
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds, AMT, 4.000%, due 06/01/49[1]	750,000	745,822
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/30	1,000,000	1,058,114
Salt Verde Financial Corp., Revenue Bonds, 5.000%, due 12/01/32	1,000,000	1,067,565
		5,566,079
California—3.0%
California Housing Finance Agency, Revenue Bonds, Series 2021-1,Class A 3.500%, due 11/20/35	1,399,303	1,305,583
Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000%, due 07/01/37	850,000	900,133
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds, AMT, Series A- SAN FRANCIS, 5.000%, due 05/01/39	1,000,000	1,026,762
Southern California Public Power Authority, Los Angeles Department of Water & Power Power System, Revenue Bonds, 5.000%, due 07/01/34	1,215,000	1,350,683
		4,583,161
Colorado—0.8%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Refunding, Revenue Bonds, Series B, 5.000%, due 11/15/49[1,2]	140,000	144,172
	Face amount	Value
Municipal bonds—(continued)
Colorado—(concluded)
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO Bonds, Series A, 5.000%, due 04/01/35[3]	$1,000,000	$1,054,752
		1,198,924
Connecticut—1.7%
State of Connecticut Special Tax, Revenue Bonds, Series A, 4.000%, due 05/01/36	1,000,000	1,011,386
Series A, 4.000%, due 05/01/39	1,650,000	1,609,956
		2,621,342
District of Columbia—1.0%
District of Columbia Income Tax Revenue, Revenue Bonds, Series A, 5.000%, due 07/01/41	1,500,000	1,553,980
Florida—4.0%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, (Assured Guaranty Corp.), Series D, 5.000%, due 07/01/35	1,500,000	1,612,175
City of Jacksonville FL, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/39	750,000	797,240
County of Miami-Dade FL Water & Sewer System, Revenue Bonds, Series B, 5.000%, due 10/01/40	1,250,000	1,318,626
Miami Beach Redevelopment Agency, Tax Allocation Bonds, (Assured Guaranty Corp.), 5.000%, due 02/01/31[4]	720,000	792,881
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Revenue Bonds, 5.000%, due 10/15/39	1,500,000	1,590,596
		6,111,518
Georgia—4.1%
Development Authority for Fulton County, WellStar Health System Obligated Group, Revenue Bonds, Series A, 5.000%, due 04/01/36	1,000,000	1,014,956
Georgia Ports Authority, Houston Methodist Hospital Obligated Group, Revenue Bonds, 5.000%, due 07/01/41	1,500,000	1,571,271
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.500%, due 09/15/28	1,500,000	1,595,893
Series C, 5.000%, due 09/01/53[1]	1,000,000	1,056,913

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Municipal bonds—(continued)
Georgia—(concluded)
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds, Series A, 5.000%, due 01/01/33	$1,000,000	$1,044,554
		6,283,587
Hawaii—0.7%
Hawaii Airports System, Revenue Bonds, AMT, Series A, 5.000%, due 07/01/29	1,000,000	1,047,576
Illinois—8.2%
Chicago Midway International Airport, Refunding, Revenue Bonds, AMT, Series C, 5.000%, due 01/01/34	1,500,000	1,604,851
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds, Series B, 5.000%, due 01/01/35	1,000,000	1,004,535
City of Chicago IL Wastewater Transmission Revenue, Refunding, Revenue Bonds, (Build America Mutual Assurance Corp.), Series A, 5.000%, due 01/01/38	1,700,000	1,815,079
City of Chicago IL, GO Bonds, Series A, 5.000%, due 01/01/44	500,000	473,538
City of Chicago IL, Refunding, GO Bonds, Series A, 4.000%, due 01/01/35	1,250,000	1,194,651
County of Cook IL Sales Tax, Refunding, Revenue Bonds, 5.000%, due 11/15/35	2,500,000	2,562,266
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series A, 5.250%, due 04/01/43	900,000	928,349
Regional Transportation Authority, Revenue Bonds, (National Public Finance Guarantee Corp.), 6.500%, due 07/01/30	1,000,000	1,107,790
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/36	1,770,000	1,845,522
		12,536,581
Indiana—3.3%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds, Series 1, 4.000%, due 10/01/36	2,020,000	2,024,971
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds, Series A, 5.250%, due 02/01/35	1,000,000	1,000,000
	Face amount	Value
Municipal bonds—(continued)
Indiana—(concluded)
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/30	$2,055,000	$2,056,672
		5,081,643
Iowa—0.4%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds, Series A-2,Class 1 5.000%, due 06/01/33	500,000	524,328
Kentucky—1.4%
Kentucky Public Energy Authority, Refunding, Revenue Bonds, Series A-1, 5.250%, due 04/01/54[1]	2,000,000	2,144,032
Louisiana—1.9%
Jefferson Sales Tax District, Revenue Bonds, (Assured Guaranty Corp.), Series B, 4.000%, due 12/01/32	1,895,000	1,940,316
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds, Series A-3, 2.200%, due 06/01/37[1]	1,000,000	991,757
		2,932,073
Massachusetts—1.3%
Commonwealth of Massachusetts, GO Bonds, Series D, 4.000%, due 05/01/34	2,000,000	2,035,701
Michigan—0.7%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds, 5.000%, due 07/01/38	1,000,000	1,060,930
Missouri—1.3%
Health & Educational Facilities Authority of the State of Missouri, CoxHealth Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 11/15/34	2,000,000	2,005,006
New Jersey—4.0%
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	6,000,000	6,096,157

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Municipal bonds—(continued)
New Mexico—2.3%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds, AMT, Series 1A, 5.000%, due 09/01/28	$2,000,000	$2,084,089
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Obligated Group, Refunding, Revenue Bonds, 4.000%, due 08/01/39	1,585,000	1,445,528
		3,529,617
New York—8.4%
City Of New York NY, GO Bonds, Series B, Subseries B-1, 5.250%, due 10/01/41	1,180,000	1,243,255
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds, Series E, 4.000%, due 03/15/42	2,860,000	2,586,692
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 4.000%, due 03/15/39	1,890,000	1,800,064
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT, 5.000%, due 12/01/35	2,000,000	2,071,161
5.000%, due 12/01/36	1,000,000	1,024,943
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds, (Assured Guaranty Corp.), AMT, 4.250%, due 06/30/42	1,000,000	923,249
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT, Series A-P3, 5.000%, due 07/01/34	1,000,000	1,000,993
New York Transportation Development Corp., Revenue Bonds, (Assured Guaranty Corp.), AMT, 6.000%, due 06/30/43	1,000,000	1,075,377
TSASC, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	1,000,000	1,006,544
		12,732,278
North Carolina—1.7%
Charlotte NC Airport Revenue, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/36	1,540,000	1,615,388
Nash Health Care Systems, Revenue Bonds, 5.500%, due 02/01/44[4]	995,000	1,033,893
		2,649,281
	Face amount	Value
Municipal bonds—(continued)
North Dakota—0.9%
North Dakota Housing Finance Agency, Revenue Bonds, Series C, 5.000%, due 07/01/42	$1,330,000	$1,352,249
Ohio—4.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000%, due 12/01/41	1,500,000	1,581,785
Ohio Water Development Authority, Revenue Bonds, Series A, 5.000%, due 12/01/39	1,500,000	1,602,569
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series C, 2.750%, due 01/01/52[1]	1,980,000	1,964,942
University of Cincinnati, Revenue Bonds, Series A, 5.250%, due 06/01/43	1,000,000	1,043,208
		6,192,504
Oklahoma—0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (Assured Guaranty Corp.), Series A, 4.000%, due 01/01/33	650,000	667,196
Pennsylvania—9.3%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 04/01/29	3,190,000	3,349,052
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds, 5.000%, due 06/01/31	1,500,000	1,567,409
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds, AMT, 5.000%, due 06/30/34	2,200,000	2,312,639
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds, AMT, 5.000%, due 10/01/27	1,250,000	1,294,915
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/32	1,250,000	1,275,583
Philadelphia Authority for Industrial Development, Revenue Bonds, 5.000%, due 05/01/38	1,000,000	1,066,515
Philadelphia School District Prerefunded, GO Bonds, (State Aid Withholding), Series F, 5.000%, due 09/01/30[2]	10,000	10,265

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Philadelphia School District, GO Bonds, (State Aid Withholding), Series A, 4.000%, due 09/01/35	$1,500,000	$1,485,873
Southeastern Pennsylvania Transportation Authority, Revenue Bonds, 5.250%, due 06/01/40	1,750,000	1,852,310
		14,214,561
Rhode Island—2.2%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation), 4.000%, due 05/15/42	2,300,000	2,081,315
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT, Series A-SENIOR BONDS, 5.000%, due 12/01/30	1,125,000	1,189,225
		3,270,540
South Carolina—1.0%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds, Series B, 4.000%, due 01/01/34	1,500,000	1,501,867
Tennessee—0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/35	1,350,000	1,379,740
Texas—12.9%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series A, 5.000%, due 08/15/37	1,000,000	1,090,043
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT, Series 1A, 5.000%, due 04/01/30	1,000,000	1,057,282
Central Texas Turnpike System, Refunding, Revenue Bonds, Series C, 5.000%, due 08/15/37	2,500,000	2,681,503
City of El Paso TX, GO Bonds, 5.000%, due 08/15/34	2,000,000	2,031,699
Dayton Independent School District, GO Bonds, (Permanent School Fund), 4.000%, due 02/15/40	1,000,000	933,545
Garland Independent School District, GO Bonds, (Permanent School Fund), Series A, 5.000%, due 02/15/42	2,000,000	2,053,323
	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds, Series A, 4.000%, due 10/01/35	$1,750,000	$1,738,680
Katy Independent School District, CIB, Refunding, GO Bonds, (Permanent School Fund), Series A, 3.000%, due 02/15/32	2,375,000	2,311,237
Midland Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/15/37	1,680,000	1,808,323
Plano Independent School District, GO Bonds, 5.000%, due 02/15/43	1,000,000	1,024,176
Tarrant County Cultural Education Facilities Finance Corp., Cumberland Rest Inc Obligated Group, Refunding, Revenue Bonds, 5.000%, due 10/01/32	1,675,000	1,787,918
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Series B, 5.500%, due 01/01/54[1]	1,000,000	1,085,903
		19,603,632
Virginia—1.6%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds, AMT, 5.000%, due 12/31/42	1,000,000	974,590
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/39	1,350,000	1,416,724
		2,391,314
Washington—3.6%
Grant County Public Utility District No. 2 Electric Revenue, Refunding, Revenue Bonds, Series R, 2.000%, due 01/01/44[1]	1,000,000	996,024
Port of Seattle, Revenue Bonds, AMT, Series C, 5.000%, due 04/01/32	1,000,000	1,000,755
State of Washington, GO Bonds, Series B, 5.000%, due 02/01/43	1,000,000	1,025,783
State of Washington, Refunding, GO Bonds, Series R-2022-C, 4.000%, due 07/01/36	1,500,000	1,509,999
Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500%, due 12/20/35	936,349	879,456
		5,412,017

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount	Value
Municipal bonds—(concluded)
Wisconsin—5.3%
City of Milwaukee WI, GO Bonds, (Assured Guaranty Corp.), Series B4, 5.000%, due 04/01/35	$2,000,000	$2,165,939
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds, 5.000%, due 03/01/34	1,500,000	1,512,201
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds, Series A-2, 3.700%, due 10/01/46[1]	2,330,000	2,352,787
Public Finance Authority, Kahala Senior Living Community, Refunding, Revenue Bonds, 5.000%, due 11/15/40	425,000	434,000
Sparta Area School District, GO Bonds, (Assured Guaranty Corp.), 3.000%, due 03/01/39	2,000,000	1,640,924
		8,105,851
Total municipal bonds (cost—$157,388,419)		151,401,547
	Number of shares	Value
Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 4.250%[5] (cost—$1,338,026)	1,338,026	$1,338,026
Total investments (cost—$158,726,445)—100.3%		152,739,573
Liabilities in excess of other assets—(0.3)%		(531,519)
Net assets—100.0%		$152,208,054

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$151,401,547	$—	$151,401,547
Short-term investments	1,338,026	—	—	1,338,026
Total	$1,338,026	$151,401,547	$—	$152,739,573

At July 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,054,752, represented 0.7% of the Portfolio's net assets at period end.

4  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

5  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Asset-backed securities—3.0%
Ireland—1.3%
ARES European CLO XXI DAC, Series 21A, Class A, 3 mo. EURIBOR + 1.220%, 3.667%, due 04/15/38[2,3]	394,000	$447,985
Avoca CLO XXXII DAC, Series 32A, Class A1, 3 mo. EURIBOR + 1.170%, 3.334%, due 04/15/39[2,3]	396,000	449,832
Palmer Square European CLO DAC, Series 2025-2A, Class A, 3 mo. EURIBOR + 1.350%, 3.392%, due 07/15/38[2,3]	381,000	434,996
Ravensdale Park CLO DAC, Series 1A, Class A, 3 mo. EURIBOR + 1.170%, 3.109%, due 04/25/38[2,3]	287,000	326,427
RRE 24 Loan Management DAC, Series 24A, Class A1, 3 mo. EURIBOR + 1.160%, 3.529%, due 04/15/40[2,3]	400,000	455,410
		2,114,650
United States—1.7%
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, due 03/15/34[2]	571,000	576,349
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, due 03/22/27	438,000	438,996
Lendmark Funding Trust, Series 2025-2A, Class A, 4.780%, due 10/20/34[2]	420,000	419,437
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.820%, due 04/20/37[2]	357,780	359,995
Progress Residential Trust, Series 2025-SFR3, Class A, 3.390%, due 07/17/42[2]	415,000	388,135
Santander Drive Auto Receivables Trust, Series 2025-3, Class C, 4.680%, due 09/15/31	96,000	95,756
Sierra Timeshare Receivables Funding LLC, Series 2025-2A, Class A, 4.720%, due 04/20/44[2]	100,000	100,201
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.300%, due 06/21/27[2]	219,000	219,527
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.250%, due 04/20/27[2]	259,574	260,516
		2,858,912
Total asset-backed securities (cost—$4,834,333)		4,973,562
	Face amount[1]		Value
Corporate bonds—31.5%
Australia—1.9%
Glencore Funding LLC 5.634%, due 04/04/34[2]		461,000	$470,020
6.375%, due 10/06/30[2]		87,000	92,989
Santos Finance Ltd. 6.875%, due 09/19/33[2]		152,000	165,324
Westpac Banking Corp. 1.079%, due 04/05/27[4]	EUR	2,150,000	2,405,548
			3,133,881
Belgium—0.1%
KBC Group NV (fixed, converts to FRN on 10/16/29), 4.932%, due 10/16/30[2,3]		225,000	226,640
Brazil—0.3%
Braskem Netherlands Finance BV 4.500%, due 01/10/28[4]		200,000	153,000
4.500%, due 01/31/30[2]		429,000	301,801
			454,801
Canada—3.3%
Bank of Montreal 0.125%, due 01/26/27[4]	EUR	715,000	791,926
Emera, Inc. Series 16-A, (fixed, converts to FRN on 06/15/26), 6.750%, due 06/15/76[3]		95,000	95,687
Enbridge, Inc. 5.300%, due 04/05/29		260,000	265,832
Series 2017-A, (fixed, converts to FRN on 07/15/27), 5.500%, due 07/15/77[3]		110,000	108,907
Toronto-Dominion Bank 0.864%, due 03/24/27[4]	EUR	2,950,000	3,294,763
3.666%, due 09/08/31[4]	EUR	700,000	832,481
Transcanada Trust (fixed, converts to FRN on 09/15/29), 5.500%, due 09/15/79[3]		165,000	161,883
			5,551,479
Colombia—0.2%
Ecopetrol SA 8.625%, due 01/19/29		200,000	214,690
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.375%, due 12/30/30[4]		200,000	180,700
			395,390
Denmark—0.4%
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[2,3]		230,000	238,022
(fixed, converts to FRN on 09/11/25), 1.621%, due 09/11/26[2,3]		460,000	458,343
			696,365

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
France—2.2%
Alstom SA (fixed, converts to FRN on 08/29/29), 5.868%, due 05/29/29[3,4,5]	EUR	100,000	$121,416
BNP Paribas SA (fixed, converts to FRN on 01/13/32), 5.786%, due 01/13/33[2,3]		200,000	207,533
(fixed, converts to FRN on 08/16/29), 7.750%, due 08/16/29[2,3,5]		400,000	423,071
(fixed, converts to FRN on 11/19/29), 5.283%, due 11/19/30[2,3]		290,000	295,425
BPCE SA 0.500%, due 02/24/27[4]	EUR	100,000	111,016
(fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[2,3]		830,000	877,974
(fixed, converts to FRN on 10/19/33), 7.003%, due 10/19/34[2,3]		250,000	274,844
Credit Agricole SA (fixed, converts to FRN on 09/11/27), 4.631%, due 09/11/28[2,3]		250,000	249,885
(fixed, converts to FRN on 10/03/28), 6.316%, due 10/03/29[2,3]		355,000	372,248
Electricite de France SA 6.900%, due 05/23/53[2]		200,000	214,430
(fixed, converts to FRN on 09/15/30), 3.375%, due 06/15/30[3,4,5]	EUR	200,000	219,670
Societe Generale SA (fixed, converts to FRN on 04/13/32), 6.100%, due 04/13/33[2,3]		250,000	260,543
TotalEnergies Capital SA 5.275%, due 09/10/54		100,000	92,787
			3,720,842
Germany—1.1%
Commerzbank AG (fixed, converts to FRN on 04/09/32), 7.875%, due 10/09/31[3,4,5]	EUR	400,000	514,646
(fixed, converts to FRN on 07/16/31), 4.000%, due 07/16/32[3,4]	EUR	100,000	117,771
Deutsche Bank AG (fixed, converts to FRN on 08/04/30), 4.950%, due 08/04/31[3,6]		155,000	155,257
(fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[3]		185,000	196,910
IHO Verwaltungs GmbH 6.750% Cash or 7.500% PIK, 6.750%, due 11/15/29[4,7]	EUR	100,000	121,225
RWE Finance U.S. LLC 5.875%, due 04/16/34[2]		150,000	155,111
Volkswagen Leasing GmbH 0.625%, due 07/19/29[4]	EUR	200,000	208,363
Vonovia SE 0.625%, due 12/14/29[4]	EUR	400,000	414,148
			1,883,431
	Face amount[1]		Value
Corporate bonds—(continued)
Hong Kong—0.1%
Melco Resorts Finance Ltd. 5.250%, due 04/26/26[2]		200,000	$199,500
India—0.4%
India Clean Energy Holdings 4.500%, due 04/18/27[4]		200,000	193,000
India Green Power Holdings 4.000%, due 02/22/27[4]		216,650	209,609
Muthoot Finance Ltd. 7.125%, due 02/14/28[2]		340,000	347,820
			750,429
Ireland—1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300%, due 01/30/32		150,000	135,704
5.750%, due 06/06/28		175,000	180,285
AIB Group PLC (fixed, converts to FRN on 04/04/27), 2.250%, due 04/04/28[3,4]	EUR	500,000	568,829
(fixed, converts to FRN on 04/30/30), 7.125%, due 10/30/29[3,4,5]	EUR	200,000	245,389
Avolon Holdings Funding Ltd. 5.150%, due 01/15/30[2]		405,000	406,652
5.750%, due 03/01/29[2]		741,000	760,285
5.750%, due 11/15/29[2]		165,000	169,721
6.375%, due 05/04/28[2]		155,000	161,200
			2,628,065
Italy—0.9%
Enel Finance International NV 5.500%, due 06/15/52[2]		200,000	185,848
Intesa Sanpaolo SpA 6.625%, due 06/20/33[2]		405,000	439,531
UniCredit SpA 0.850%, due 01/19/31[4]	EUR	350,000	356,559
(fixed, converts to FRN on 01/15/27), 2.731%, due 01/15/32[3,4]	EUR	400,000	454,882
			1,436,820
Japan—0.4%
NTT Finance Corp. 4.620%, due 07/16/28[2]		375,000	375,792
Rakuten Group, Inc. 11.250%, due 02/15/27[2]		248,000	268,770
			644,562
Mexico—0.7%
Alpek SAB de CV 4.250%, due 09/18/29[4]		200,000	187,375
Petroleos Mexicanos 6.700%, due 02/16/32		1,000,000	950,000
			1,137,375

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Netherlands—0.4%
Cooperatieve Rabobank UA (fixed, converts to FRN on 12/01/26), 0.375%, due 12/01/27[3,4]	EUR	100,000	$111,244
ING Groep NV (fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[3,5,8]		580,000	578,159
			689,403
New Zealand—0.7%
Westpac Securities NZ Ltd. 3.750%, due 04/20/28[4]	EUR	1,039,000	1,224,175
Saudi Arabia—0.2%
Greensaif Pipelines Bidco SARL 5.853%, due 02/23/36[4]		255,000	260,817
Spain—1.3%
Banco Bilbao Vizcaya Argentaria SA (fixed, converts to FRN on 09/19/29), 9.375%, due 03/19/29[3,5]		200,000	221,892
Banco Santander SA (fixed, converts to FRN on 05/21/29), 9.625%, due 11/21/28[3,5]		200,000	223,274
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[2,3]		415,000	428,436
(fixed, converts to FRN on 07/16/30), 7.500%, due 01/16/30[3,4,5]	EUR	400,000	507,263
(fixed, converts to FRN on 07/19/28), 5.000%, due 07/19/29[3,4]	EUR	400,000	485,386
(fixed, converts to FRN on 09/13/33), 6.840%, due 09/13/34[2,3]		230,000	252,851
			2,119,102
Thailand—0.1%
Krung Thai Bank PCL (fixed, converts to FRN on 03/25/26), 4.400%, due 03/25/26[3,4,5]		200,000	197,750
Turkey—0.2%
Mersin Uluslararasi Liman Isletmeciligi AS 8.250%, due 11/15/28[4]		200,000	208,250
Turkiye Varlik Fonu Yonetimi AS 8.250%, due 02/14/29[4]		210,000	219,975
			428,225
United Kingdom—3.5%
BAT Capital Corp. 4.540%, due 08/15/47		157,000	127,274
Eversholt Funding PLC 6.359%, due 12/02/25[4]	GBP	301,000	399,299
Gatwick Funding Ltd. 6.125%, due 03/02/26[4]	GBP	100,000	133,156
Heathrow Funding Ltd. 6.450%, due 12/10/31[4]	GBP	350,000	493,007
6.750%, due 12/03/26[4]	GBP	478,000	647,833
	Face amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(concluded)
HSBC Holdings PLC (fixed, converts to FRN on 03/04/29), 5.546%, due 03/04/30[3]		440,000	$452,588
(fixed, converts to FRN on 11/19/27), 5.130%, due 11/19/28[3]		200,000	202,103
INEOS Quattro Finance 2 PLC 8.500%, due 03/15/29[4]	EUR	100,000	115,395
Lloyds Banking Group PLC (fixed, converts to FRN on 08/07/26), 5.985%, due 08/07/27[3]		240,000	243,075
(fixed, converts to FRN on 09/27/31), 6.750%, due 09/27/31[3,5,8]		275,000	273,287
Nationwide Building Society 2.000%, due 04/28/27[4]	EUR	300,000	340,368
(fixed, converts to FRN on 12/20/27), 5.750%, due 06/20/27[3,4,5]	GBP	200,000	262,878
NatWest Group PLC (fixed, converts to FRN on 06/29/26), 6.000%, due 12/29/25[3,5]		370,000	370,544
(fixed, converts to FRN on 09/06/27), 4.067%, due 09/06/28[3,4]	EUR	505,000	594,749
Segro Capital SARL 1.250%, due 03/23/26[4]	EUR	200,000	226,670
Standard Chartered PLC (fixed, converts to FRN on 01/12/27), 2.608%, due 01/12/28[2,3]		343,000	332,871
(fixed, converts to FRN on 02/15/28), 7.750%, due 08/15/27[2,3,5]		200,000	207,459
(fixed, converts to FRN on 09/23/26), 1.200%, due 09/23/31[3,4]	EUR	200,000	223,775
(fixed, converts to FRN on 10/15/29), 5.005%, due 10/15/30[2,3]		200,000	202,115
			5,848,446
United States—11.5%
AbbVie, Inc. 4.050%, due 11/21/39		81,000	70,660
4.250%, due 11/21/49		390,000	318,113
Ameren Illinois Co. 5.900%, due 12/01/52		40,000	40,851
American Airlines Pass-Through Trust Series 2016-3, Class A, 3.250%, due 10/15/28		47,831	44,851
Series 2017-2, Class A, 3.600%, due 10/15/29		59,009	55,152
American Express Co. (fixed, converts to FRN on 04/25/35), 5.667%, due 04/25/36[3]		80,000	83,002
(fixed, converts to FRN on 07/20/32), 4.918%, due 07/20/33[3]		65,000	65,209
Amgen, Inc. 5.750%, due 03/02/63		139,000	133,357
Bank of America Corp. (fixed, converts to FRN on 01/24/30), 5.162%, due 01/24/31[3]		645,000	659,895

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 03/08/32), 3.846%, due 03/08/37[3]	71,000	$65,079
(fixed, converts to FRN on 10/20/31), 2.572%, due 10/20/32[3]	311,000	274,084
Baxter International, Inc. 2.539%, due 02/01/32[8]	370,000	321,583
Boeing Co. 3.600%, due 05/01/34	240,000	211,972
BP Capital Markets PLC (fixed, converts to FRN on 03/01/34), 6.450%, due 12/01/33[3,5]	280,000	289,946
Broadcom, Inc. 3.419%, due 04/15/33[2]	180,000	162,831
3.469%, due 04/15/34[2]	112,000	99,543
5.200%, due 07/15/35	298,000	299,410
Cencora, Inc. 2.700%, due 03/15/31	160,000	144,369
2.800%, due 05/15/30	51,000	47,202
CF Industries, Inc. 4.950%, due 06/01/43	159,000	141,088
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29	250,000	229,755
3.500%, due 06/01/41	275,000	195,927
Cheniere Energy Partners LP 4.500%, due 10/01/29	440,000	435,226
Citigroup, Inc. (fixed, converts to FRN on 02/13/29), 5.174%, due 02/13/30[3]	580,000	590,554
(fixed, converts to FRN on 03/20/29), 3.980%, due 03/20/30[3]	460,000	450,211
(fixed, converts to FRN on 05/01/31), 2.561%, due 05/01/32[3]	210,000	185,923
Columbia Pipelines Operating Co. LLC 5.927%, due 08/15/30[2]	65,000	68,407
6.036%, due 11/15/33[2]	230,000	241,767
Comcast Corp. 2.937%, due 11/01/56	300,000	173,315
ConocoPhillips Co. 5.550%, due 03/15/54	130,000	123,617
Constellation Energy Generation LLC 6.250%, due 10/01/39	175,000	186,047
Coterra Energy, Inc. 5.900%, due 02/15/55	100,000	93,079
Duke Energy Progress LLC 5.550%, due 03/15/55	7,000	6,843
Edison International (fixed, converts to FRN on 06/15/28), 8.125%, due 06/15/53[3,8]	175,000	171,601
Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/09/26[3,5]	205,000	194,931
Energy Transfer LP 5.550%, due 02/15/28[8]	402,000	411,933
5.600%, due 09/01/34	80,000	80,902
	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 10/01/29), 7.125%, due 10/01/54[3]		85,000	$87,160
Entergy Arkansas LLC 5.750%, due 06/01/54		45,000	44,817
Entergy Corp. (fixed, converts to FRN on 12/01/29), 7.125%, due 12/01/54[3]		165,000	170,821
Entergy Mississippi LLC 5.800%, due 04/15/55		22,000	21,978
Entergy Texas, Inc. 5.550%, due 09/15/54		30,000	28,598
Enterprise Products Operating LLC (fixed, converts to FRN on 02/15/28), 5.375%, due 02/15/78[3]		74,000	73,061
FirstEnergy Transmission LLC 2.866%, due 09/15/28[2]		210,000	199,887
Ford Motor Credit Co. LLC 4.867%, due 08/03/27	EUR	677,000	798,749
General Electric Co. 4.125%, due 09/19/35[4]	EUR	88,000	105,046
General Motors Financial Co., Inc. 5.625%, due 04/04/32		440,000	446,924
Goldman Sachs Group, Inc. (fixed, converts to FRN on 01/28/30), 5.207%, due 01/28/31[3]		660,000	673,982
(fixed, converts to FRN on 10/23/34), 5.016%, due 10/23/35[3]		73,000	72,001
HCA, Inc. 3.500%, due 09/01/30		117,000	110,293
3.500%, due 07/15/51		190,000	124,937
5.250%, due 06/15/49		10,000	8,845
5.950%, due 09/15/54		6,000	5,788
Hyundai Capital America 4.875%, due 11/01/27[2]		360,000	360,933
ITC Holdings Corp. 2.950%, due 05/14/30[2]		45,000	41,652
5.400%, due 06/01/33[2]		370,000	373,022
5.650%, due 05/09/34[2]		140,000	143,850
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 7.250%, due 11/15/53		120,000	133,037
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.950%, due 04/20/35[2]		265,000	273,438
Jersey Central Power & Light Co. 2.750%, due 03/01/32[2]		330,000	289,344
KeyCorp (fixed, converts to FRN on 03/06/34), 6.401%, due 03/06/35[3]		11,000	11,757
Mars, Inc. 5.200%, due 03/01/35[2]		150,000	150,718
5.650%, due 05/01/45[2]		34,000	33,766
5.700%, due 05/01/55[2]		145,000	143,078
Marvell Technology, Inc. 2.950%, due 04/15/31		179,000	162,342
5.450%, due 07/15/35		126,000	127,093

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Meta Platforms, Inc. 5.400%, due 08/15/54		120,000	$115,958
Monongahela Power Co. 5.850%, due 02/15/34[2]		60,000	62,379
Morgan Stanley (fixed, converts to FRN on 01/15/30), 5.230%, due 01/15/31[3]		245,000	250,970
(fixed, converts to FRN on 07/21/33), 5.424%, due 07/21/34[3]		156,000	159,761
(fixed, converts to FRN on 10/18/29), 4.654%, due 10/18/30[3]		480,000	480,959
Morgan Stanley Private Bank NA (fixed, converts to FRN on 07/18/30), 4.734%, due 07/18/31[3]		250,000	251,127
Netflix, Inc. 4.625%, due 05/15/29	EUR	700,000	852,667
NextEra Energy Capital Holdings, Inc. (fixed, converts to FRN on 06/15/34), 6.750%, due 06/15/54[3]		160,000	166,940
NiSource, Inc. (fixed, converts to FRN on 11/30/29), 6.950%, due 11/30/54[3]		190,000	196,883
Occidental Petroleum Corp. 4.625%, due 06/15/45		72,000	54,653
ONEOK, Inc. 6.500%, due 09/01/30[2]		245,000	261,408
Oracle Corp. 5.375%, due 09/27/54		80,000	72,057
6.000%, due 08/03/55		60,000	58,773
Pacific Gas & Electric Co. 5.800%, due 05/15/34		265,000	268,923
6.000%, due 08/15/35		225,000	229,367
6.150%, due 01/15/33		210,000	218,100
6.750%, due 01/15/53		143,000	148,434
PG&E Corp. (fixed, converts to FRN on 03/15/30), 7.375%, due 03/15/55[3]		65,000	62,724
PNC Financial Services Group, Inc. (fixed, converts to FRN on 07/21/35), 5.373%, due 07/21/36[3]		30,000	30,311
(fixed, converts to FRN on 10/21/31), 4.812%, due 10/21/32[3]		155,000	154,884
Realty Income Corp. 5.125%, due 07/06/34	EUR	100,000	125,602
San Diego Gas & Electric Co. 5.350%, due 04/01/53		170,000	158,076
Solventum Corp. 5.450%, due 03/13/31		290,000	300,368
Southern California Edison Co. 5.200%, due 06/01/34		37,000	36,285
5.450%, due 03/01/35		77,000	76,697
5.900%, due 03/01/55		22,000	20,709
Southern Co. Gas Capital Corp. 5.750%, due 09/15/33		100,000	104,511
	Face amount[1]		Value
Corporate bonds—(concluded)
United States—(concluded)
Take-Two Interactive Software, Inc. 5.600%, due 06/12/34		32,000	$33,009
U.S. Bancorp (fixed, converts to FRN on 01/23/34), 5.678%, due 01/23/35[3]		65,000	67,357
Uber Technologies, Inc. 4.800%, due 09/15/34		16,000	15,716
Vistra Operations Co. LLC 3.700%, due 01/30/27[2]		209,000	206,089
5.700%, due 12/30/34[2]		135,000	137,434
6.000%, due 04/15/34[2]		65,000	67,464
Wells Fargo & Co. (fixed, converts to FRN on 01/24/30), 5.244%, due 01/24/31[3]		155,000	158,691
(fixed, converts to FRN on 04/23/30), 5.150%, due 04/23/31[3]		310,000	316,335
(fixed, converts to FRN on 07/25/33), 5.557%, due 07/25/34[3]		201,000	207,415
(fixed, converts to FRN on 12/03/34), 5.211%, due 12/03/35[3]		304,000	304,824
WPC Eurobond BV 1.350%, due 04/15/28	EUR	200,000	219,901
			19,238,913
Total corporate bonds (cost—$50,636,702)			52,866,411
Mortgage-backed securities—2.6%
Spain—0.1%
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A, 3 mo. EURIBOR + 0.150%, 2.171%, due 01/18/49[3,4]	EUR	138,753	156,934
United Kingdom—0.5%
Gemgarto PLC, Series 2021-1A, Class A, 1 day GBP SONIA + 0.885%, 5.124%, due 12/16/67[2,3]	GBP	72,084	95,233
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A, 1 day GBP SONIA + 0.290%, 4.529%, due 01/21/70[2,3]	GBP	600,000	790,817
			886,050
United States—2.0%
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.466%, due 12/25/59[2,3]		42,157	40,934
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.545%, due 09/10/58[3]		470,000	441,029
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.918%, due 01/15/49[3]		320,000	292,702

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Federal National Mortgage Association REMICS, Series 2021-86, Class T, 2.500%, due 09/25/48		1,382,110	$1,206,787
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, due 05/10/50[3]		350,000	237,189
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.100%, due 07/25/65[2,3]		99,259	95,474
OBX Trust Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%, 5.217%, due 02/25/60[2,3]		56,415	56,136
Series 2023-NQM1, Class A1, 6.120%, due 11/25/62[2,3]		166,350	166,129
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, due 02/25/50[2,3]		12,238	11,622
UBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.433%, due 11/15/50[3]		360,000	326,159
Series 2018-C11, Class B, 4.713%, due 06/15/51[3]		440,000	410,963
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.350%, due 07/15/40[2,3]		100,000	101,590
			3,386,714
Total mortgage-backed securities (cost—$4,819,147)			4,429,698
Non-U.S. government agency obligations—41.4%
Australia—0.6%
Australia Government Bonds Series 169, 4.750%, due 06/21/54[4]	AUD	1,725,000	1,072,798
Bahrain—0.3%
Bahrain Government International Bonds 6.750%, due 09/20/29[4]		545,000	559,475
Bermuda—0.6%
Bermuda Government International Bonds 4.750%, due 02/15/29[2]		910,000	914,423
Canada—3.9%
Hydro-Quebec Series 19, 6.500%, due 02/15/35	CAD	750,000	645,857
Province of British Columbia 2.800%, due 06/18/48	CAD	300,000	160,265
Province of Ontario 3.650%, due 06/02/33	CAD	3,430,000	2,464,025
Province of Quebec 3.600%, due 09/01/33	CAD	3,360,000	2,397,856
5.000%, due 12/01/41	CAD	1,100,000	838,306
			6,506,309
	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
China—7.6%
China Government Bonds Series INBK, 2.040%, due 11/25/34	CNY	24,380,000	$3,478,635
Series INBK, 2.110%, due 08/25/34	CNY	24,700,000	3,542,766
Series INBK, 2.670%, due 05/25/33	CNY	32,000,000	4,762,691
4.500%, due 05/22/34[4]	CNY	6,000,000	1,022,073
			12,806,165
Czech Republic—1.1%
Czech Republic Government Bonds Series 151, 4.900%, due 04/14/34	CZK	39,050,000	1,887,990
Dominican Republic—0.6%
Dominican Republic International Bonds 4.875%, due 09/23/32[4]		720,000	665,343
6.950%, due 03/15/37[2]		393,000	402,137
			1,067,480
France—3.0%
French Republic Government Bonds OAT Series OAT, 2.700%, due 02/25/31[4]	EUR	4,365,000	4,966,408
Guatemala—0.1%
Guatemala Government Bonds 6.250%, due 08/15/36[2]		201,000	201,804
Hungary—0.9%
Hungary Government Bonds Series 35/A, 7.000%, due 10/24/35	HUF	431,560,000	1,213,596
Hungary Government International Bonds 5.500%, due 03/26/36[2]		321,000	310,120
			1,523,716
Indonesia—0.8%
Indonesia Treasury Bonds Series FR73, 8.750%, due 05/15/31	IDR	19,821,000,000	1,341,082
Israel—0.6%
Israel Government International Bonds Series 10Y, 5.500%, due 03/12/34		967,000	975,159
Italy—10.4%
Italy Buoni Poliennali Del Tesoro Series 5Y, 2.950%, due 07/01/30[4]	EUR	12,805,000	14,765,523
Series 11Y, 3.850%, due 02/01/35[4]	EUR	1,195,000	1,413,555
Series 30Y, 4.300%, due 10/01/54[4]	EUR	1,155,000	1,311,682
			17,490,760
Japan—2.4%
Japan Government Thirty Year Bonds Series 74, 1.000%, due 03/20/52	JPY	55,350,000	235,289
Series 84, 2.100%, due 09/20/54	JPY	7,500,000	40,694
Series 86, 2.400%, due 03/20/55	JPY	230,750,000	1,339,498

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Japan—(concluded)
Japan Government Twenty Year Bonds Series 183, 1.400%, due 12/20/42	JPY	224,900,000	$1,288,552
Series 186, 1.500%, due 09/20/43	JPY	189,100,000	1,085,745
			3,989,778
Morocco—0.2%
Morocco Government International Bonds 2.375%, due 12/15/27[2]		340,000	321,045
Romania—0.2%
Romania Government International Bonds 1.750%, due 07/13/30[4]	EUR	260,000	259,367
South Africa—0.8%
Republic of South Africa Government Bonds Series 2030, 8.000%, due 01/31/30	ZAR	18,220,000	992,670
Republic of South Africa Government International Bonds Series 10Y, 4.850%, due 09/30/29		400,000	385,470
			1,378,140
South Korea—1.4%
Korea Treasury Bonds Series 3406, 3.500%, due 06/10/34	KRW	3,193,870,000	2,416,492
Spain—1.6%
Spain Government Bonds 3.200%, due 10/31/35[4]	EUR	2,320,000	2,633,198
Supranationals—1.4%
Africa Finance Corp. 5.550%, due 10/08/29[4]		200,000	201,750
Banque Ouest Africaine de Developpement 2.750%, due 01/22/33[2]	EUR	227,000	218,782
4.700%, due 10/22/31[4]		850,000	774,562
8.200%, due 02/13/55[2,3]		213,000	214,065
European Union 3.000%, due 03/04/53[4]	EUR	866,628	848,737
			2,257,896
United Kingdom—2.9%
U.K. Gilts 4.375%, due 07/31/54[4]	GBP	3,805,000	4,291,542
4.500%, due 03/07/35[4]	GBP	415,000	545,288
			4,836,830
Total non-U.S. government agency obligations (cost—$70,633,707)			69,406,315
U.S. government agency obligations—15.8%
United States—15.8%
Federal Home Loan Mortgage Corp. 4.500%, due 09/01/52		594,008	566,165
5.500%, due 05/01/53		698,444	695,922
5.500%, due 07/01/53		861,413	859,425
	Face amount[1]	Value
U.S. government agency obligations—(concluded)
United States—(concluded)
5.500%, due 11/01/54	2,503,541	$2,490,965
6.000%, due 07/01/53	1,007,138	1,028,518
6.000%, due 08/01/53	1,094,450	1,111,288
6.000%, due 06/01/55	2,107,757	2,137,418
6.500%, due 05/01/54	819,275	851,945
6.500%, due 08/01/54	1,681,636	1,734,115
Federal National Mortgage Association 2.500%, due 07/01/51	3,234,504	2,687,048
2.500%, due 02/01/52	674,474	554,866
2.500%, due 05/01/52	722,521	599,783
3.000%, due 11/01/51	1,751,578	1,520,084
3.000%, due 01/01/52	1,440,693	1,251,844
3.000%, due 03/01/52	675,157	583,527
3.500%, due 05/01/58	1,133,782	1,021,527
5.000%, due 08/01/53	1,714,130	1,672,889
5.500%, due 11/01/53	671,084	668,536
6.000%, due 09/01/52	166,991	170,118
6.000%, due 10/01/54	2,304,115	2,359,328
6.500%, due 10/01/53	214,921	221,747
Government National Mortgage Association, 3.000%, due 10/20/51	1,952,518	1,708,750
Total U.S. government agency obligations (cost—$26,512,690)		26,495,808
U.S. Treasury obligations—4.4%
United States—4.4%
U.S. Treasury Bonds, 4.750%, due 02/15/45	795,000	781,460
U.S. Treasury Inflation-Indexed Notes, 1.625%, due 10/15/29	4,969,938	5,033,489
U.S. Treasury Notes, 3.875%, due 06/30/30	1,520,000	1,514,538
Total U.S. Treasury obligations (cost—$7,381,902)		7,329,487
	Number of shares
Short-term investments—0.0%†
Investment companies—0.0%†
State Street Institutional U.S. Government Money Market Fund, 4.250%[9] (cost—$4,969)	4,969	4,969
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[9] (cost—$1,174,033)	1,174,033	1,174,033
Total investments (cost—$165,997,483)—99.4%		166,680,283
Other assets in excess of liabilities—0.6%		933,919
Net assets—100.0%		$167,614,202

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
14	EUR	Euro Bund 10 Year Index Futures	September 2025	$2,070,197	$2,072,190	$1,993
34	EUR	Italian Government Bond Futures	September 2025	4,678,224	4,685,582	7,358
Interest rate futures buy contracts:
36	GBP	United Kingdom Long Gilt Bond Futures	September 2025	$4,346,864	$4,381,599	$34,735
U.S. Treasury futures buy contracts:
59	EUR	3 Month Euro Euribor Futures	December 2026	$16,511,082	$16,496,039	$(15,043)
74	USD	U.S. Long Bond Futures	September 2025	8,411,281	8,449,875	38,594
245	USD	U.S. Treasury Note 2 Year Futures	September 2025	50,941,493	50,711,172	(230,321)
39	USD	U.S. Treasury Note 5 Year Futures	September 2025	4,225,249	4,218,703	(6,546)
Total				$91,184,390	$91,015,160	$(169,230)
Index futures sell contracts:
108	EUR	EURO Bobl 5 Year Index Futures	September 2025	$(14,499,781)	$(14,453,474)	$46,307
9	EUR	EURO Schatz 2 Year Index Futures	September 2025	(1,103,000)	(1,099,488)	3,512
Interest rate futures sell contracts:
59	EUR	3 Month Euro Euribor Futures	December 2028	$(16,416,060)	$(16,413,558)	$2,502
7	AUD	Australian Bond 10 Year Futures	September 2025	(513,044)	(511,876)	1,168
28	CAD	Canadian Bond 10 Year Futures	September 2025	(2,453,106)	(2,435,450)	17,656
19	EUR	Euro Buxl 30 Year Futures	September 2025	(2,621,496)	(2,545,126)	76,370
31	EUR	French Government Bond Futures	September 2025	(4,366,284)	(4,361,653)	4,631
1	JPY	Japan Government Bond 10 Year Futures	September 2025	(919,426)	(915,318)	4,108
U.S. Treasury futures sell contracts:
17	USD	U.S. Treasury Note 10 Year Futures	September 2025	$(1,867,418)	$(1,888,063)	$(20,645)
27	USD	Ultra U.S. Treasury Bond Futures	September 2025	(3,149,389)	(3,167,437)	(18,048)
45	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2025	(5,082,132)	(5,088,516)	(6,384)
Total				$(52,991,136)	$(52,879,959)	$111,177
Net unrealized appreciation (depreciation)						$(58,053)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CAD	25,219	USD	18,601	08/26/25	$378
BB	MXN	2,026,860	USD	108,745	08/26/25	1,561
BB	USD	467,837	EUR	399,001	08/26/25	(11,833)
BB	USD	806,746	GBP	595,604	08/26/25	(19,996)
BB	USD	10,363	JPY	1,535,124	08/26/25	(159)
BB	USD	330,651	TRY	13,812,635	08/26/25	2,940
BB	USD	1,411,345	ZAR	25,308,052	08/26/25	(24,137)
BNP	AUD	1,686	USD	1,100	08/26/25	16
BNP	CNH	3,038,123	USD	422,070	08/26/25	6

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	EUR	127,601	CNH	1,052,743	08/26/25	$419
BNP	EUR	4,785,943	USD	5,624,491	08/26/25	154,812
BNP	GBP	128,913	USD	174,791	08/26/25	4,508
BNP	JPY	163,829	USD	1,095	08/26/25	6
BNP	USD	3,858,723	AUD	5,869,337	08/26/25	(85,393)
BNP	USD	41,680	CAD	56,984	08/26/25	(504)
BNP	USD	665,841	EUR	570,618	08/26/25	(13,702)
BNP	USD	421,180	GBP	316,068	08/26/25	(3,678)
BNP	USD	640,164	JPY	94,314,929	08/26/25	(13,208)
BNP	USD	1,590,048	NZD	2,650,223	08/26/25	(27,590)
BNP	USD	907,877	PLN	3,314,583	08/26/25	(23,750)
BNP	USD	1,181,857	SEK	11,308,839	08/26/25	(24,993)
BNP	USD	1,130,988	THB	36,568,139	08/26/25	(10,113)
CITI	AUD	648,240	EUR	364,302	08/26/25	(399)
CITI	CAD	587,566	CHF	340,453	08/26/25	(4,316)
CITI	CAD	156,403	USD	115,215	08/26/25	2,199
CITI	EUR	367,358	USD	428,215	08/26/25	8,374
CITI	GBP	314,760	AUD	645,198	08/26/25	(984)
CITI	JPY	63,056,448	EUR	367,657	08/26/25	1,015
CITI	JPY	79,502,655	USD	532,062	08/26/25	3,569
CITI	NZD	718,159	JPY	62,948,761	08/26/25	(4,945)
CITI	SGD	2,558,214	USD	2,002,046	08/26/25	28,422
CITI	USD	430,166	AUD	660,885	08/26/25	(5,290)
CITI	USD	33,773	EUR	28,691	08/26/25	(984)
GSI	AUD	660,885	USD	433,186	08/26/25	8,310
GSI	CZK	25,410,536	USD	1,204,135	08/26/25	23,683
GSI	EUR	734,345	MXN	16,105,461	08/26/25	12,434
GSI	EUR	2,205,941	USD	2,521,565	08/26/25	475
GSI	GBP	9,390	JPY	1,867,107	08/26/25	8
GSI	GBP	148,760	JPY	29,479,084	08/26/25	(539)
GSI	GBP	108,621	USD	143,794	08/26/25	313
GSI	HUF	645,323,937	USD	1,880,740	08/26/25	41,625
GSI	RON	249,617	USD	57,313	08/26/25	1,267
GSI	SEK	4,155,231	USD	427,568	08/26/25	2,499
GSI	USD	4,319,764	CNH	30,869,735	08/26/25	(31,260)
GSI	USD	210,304	EUR	182,151	08/26/25	(2,130)
GSI	USD	194,724	GBP	145,183	08/26/25	(2,947)
GSI	USD	428,515	JPY	62,709,198	08/26/25	(11,656)
GSI	ZAR	1,868,677	USD	106,003	08/26/25	3,576
HSBC	AUD	2,616,783	USD	1,688,229	08/26/25	5,929
HSBC	CAD	1,644	USD	1,205	08/26/25	17
HSBC	CNH	791,641	USD	110,508	08/26/25	531
HSBC	EUR	993,107	USD	1,164,241	08/26/25	29,254
HSBC	GBP	135,863	USD	184,088	08/26/25	4,624
HSBC	JPY	23,711,319	USD	162,439	08/26/25	4,819

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	USD	43,758	EUR	37,309	08/26/25	$(1,118)
HSBC	USD	29,660	GBP	22,200	08/26/25	(335)
MSCI	CAD	581,564	CHF	339,829	08/26/25	(748)
MSCI	CAD	3,361,503	USD	2,460,109	08/26/25	31,123
MSCI	CNH	841,571	USD	117,970	08/26/25	1,057
MSCI	EUR	913,061	USD	1,072,566	08/26/25	29,061
MSCI	GBP	277,850	USD	374,823	08/26/25	7,804
MSCI	JPY	163,345	USD	1,105	08/26/25	19
MSCI	USD	11,709	CAD	16,000	08/26/25	(148)
MSCI	USD	415,681	DKK	2,646,151	08/26/25	(10,440)
MSCI	USD	3,230,441	EUR	2,758,956	08/26/25	(77,332)
MSCI	USD	30,002	GBP	22,153	08/26/25	(740)
MSCI	USD	347,709	ILS	1,165,259	08/26/25	(4,677)
MSCI	USD	3,380,040	MXN	63,463,199	08/26/25	(23,975)
MSCI	USD	155,518	NOK	1,572,230	08/26/25	(3,425)
MSCI	USD	343,064	TRY	16,142,005	12/22/25	8,532
SSB	CHF	1,724,801	USD	2,174,705	08/26/25	45,619
SSB	USD	11,496,307	JPY	1,685,316,802	08/26/25	(293,188)
Net unrealized appreciation (depreciation)						$(269,828)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$4,973,562	$—	$4,973,562
Corporate bonds	—	52,866,411	—	52,866,411
Mortgage-backed securities	—	4,429,698	—	4,429,698
Non-U.S. government agency obligations	—	69,406,315	—	69,406,315
U.S. government agency obligations	—	26,495,808	—	26,495,808
U.S. Treasury obligations	—	7,329,487	—	7,329,487
Short-term investments	4,969	—	—	4,969
Investment of cash collateral from securities loaned	1,174,033	—	—	1,174,033
Futures contracts	238,934	—	—	238,934
Forward foreign currency contracts	—	470,804	—	470,804
Total	$1,417,936	$165,972,085	$—	$167,390,021

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2025

Fair valuation summary—(concluded)

Liabilities Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Futures contracts	$(296,987)	$—	$—	$(296,987)
Forward foreign currency contracts	—	(740,632)	—	(740,632)
Total	$(296,987)	$(740,632)	$—	$(1,037,619)

At July 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $21,719,185, represented 13.0% of the Portfolio's net assets at period end.

3  Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

4  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5  Perpetual investment. Date shown reflects the next call date.

6  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

7  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

8  Security, or portion thereof, was on loan at the period end.

9  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—95.1%
Advertising—0.6%
Clear Channel Outdoor Holdings, Inc. 7.500%, due 06/01/29[2]		125,000	$113,878
7.750%, due 04/15/28[2]		200,000	188,859
7.875%, due 04/01/30[2]		100,000	102,981
Neptune Bidco U.S., Inc. 9.290%, due 04/15/29[2]		200,000	193,556
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250%, due 01/15/29[2]		125,000	119,006
4.625%, due 03/15/30[2]		175,000	166,126
5.000%, due 08/15/27[2]		175,000	173,239
			1,057,645
Aerospace & defense—1.0%
AAR Escrow Issuer LLC 6.750%, due 03/15/29[2]		25,000	25,651
Boeing Co. 6.528%, due 05/01/34		75,000	81,631
Bombardier, Inc. 6.000%, due 02/15/28[2]		175,000	176,164
7.250%, due 07/01/31[2]		50,000	52,210
7.875%, due 04/15/27[2]		37,000	37,192
Evander Gold Mines Ltd. 10.000%, due 04/19/26[3,4,5]	EUR	119,210	0
Goat Holdco LLC 6.750%, due 02/01/32[2]		50,000	50,403
Spirit AeroSystems, Inc. 4.600%, due 06/15/28		125,000	122,982
9.750%, due 11/15/30[2]		150,000	164,970
TransDigm, Inc. 4.625%, due 01/15/29		75,000	73,329
6.375%, due 03/01/29[2]		50,000	51,173
6.375%, due 05/31/33[2]		475,000	478,017
6.625%, due 03/01/32[2]		50,000	51,413
6.750%, due 08/15/28[2]		275,000	280,599
7.125%, due 12/01/31[2]		100,000	104,125
			1,749,859
Agriculture—0.2%
Darling Ingredients, Inc. 5.250%, due 04/15/27[2]		25,000	24,965
6.000%, due 06/15/30[2]		100,000	100,639
MHP Lux SA 6.250%, due 09/19/29[6]		200,000	162,000
Tereos Finance Groupe I SA 5.875%, due 04/30/30[6]	EUR	100,000	114,313
			401,917
Airlines—1.1%
Allegiant Travel Co. 7.250%, due 08/15/27[2]		50,000	49,969
American Airlines, Inc. 7.250%, due 02/15/28[2]		100,000	102,041
8.500%, due 05/15/29[2]		150,000	156,769
	Face amount[1]		Value
Corporate bonds—(continued)
Airlines—(concluded)
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, due 04/20/26[2]		50,000	$49,955
5.750%, due 04/20/29[2]		300,000	299,895
Grupo Aeromexico SAB de CV 8.250%, due 11/15/29[6]		300,000	294,120
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, due 09/20/31[2]		225,000	217,541
Latam Airlines Group SA 7.875%, due 04/15/30[2]		75,000	77,415
OneSky Flight LLC 8.875%, due 12/15/29[2]		75,000	79,016
Transportes Aereos Portugueses SA 5.125%, due 11/15/29[2]	EUR	100,000	117,990
United Airlines, Inc. 4.625%, due 04/15/29[2]		150,000	146,477
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, due 02/01/30[2]		125,000	118,082
7.875%, due 05/01/27[2]		200,000	200,685
9.500%, due 06/01/28[2]		50,000	51,250
			1,961,205
Apparel—0.6%
Beach Acquisition Bidco LLC 10.000% Cash or 10.750% PIK, 10.000%, due 07/15/33[2,7]		200,000	208,515
Crocs, Inc. 4.125%, due 08/15/31[2]		125,000	112,992
4.250%, due 03/15/29[2]		25,000	23,782
CT Investment GmbH 6.375%, due 04/15/30[2]	EUR	200,000	237,151
Kontoor Brands, Inc. 4.125%, due 11/15/29[2]		75,000	69,663
Takko Fashion GmbH 10.250%, due 04/15/30[2]	EUR	200,000	248,291
VF Corp. 6.000%, due 10/15/33		50,000	46,074
			946,468
Auto manufacturers—0.4%
Allison Transmission, Inc. 3.750%, due 01/30/31[2]		50,000	45,697
4.750%, due 10/01/27[2]		75,000	74,246
Aston Martin Capital Holdings Ltd. 10.375%, due 03/31/29[6]	GBP	100,000	123,679
JB Poindexter & Co., Inc. 8.750%, due 12/15/31[2]		100,000	102,274
Nissan Motor Co. Ltd. 5.250%, due 07/17/29[2]	EUR	100,000	115,939
6.375%, due 07/17/33[2]		100,000	116,195

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.000%, due 01/15/31[2]		50,000	$47,582
			625,612
Auto parts & equipment—1.5%
Adient Global Holdings Ltd. 7.500%, due 02/15/33[2]		50,000	50,988
Adler Pelzer Holding GmbH 9.500%, due 04/01/27[2]	EUR	200,000	223,756
American Axle & Manufacturing, Inc. 5.000%, due 10/01/29		125,000	113,417
Clarios Global LP/Clarios U.S. Finance Co. 4.750%, due 06/15/31[2]	EUR	100,000	115,387
6.750%, due 02/15/30[2]		50,000	51,552
Dana, Inc. 4.250%, due 09/01/30		50,000	49,204
4.500%, due 02/15/32		75,000	73,188
Dornoch Debt Merger Sub, Inc. 6.625%, due 10/15/29[2]		175,000	138,117
Forvia SE 5.500%, due 06/15/31[6]	EUR	225,000	262,850
Goodyear Tire & Rubber Co. 5.250%, due 07/15/31		250,000	237,215
5.625%, due 04/30/33		50,000	46,925
Grupo Antolin-Irausa SA 3.500%, due 04/30/28[6]	EUR	100,000	70,754
10.375%, due 01/30/30[2]		125,000	91,610
IHO Verwaltungs GmbH 8.750% Cash or 9.500% PIK, 8.750%, due 05/15/28[2,7]		225,000	269,219
Phinia, Inc. 6.625%, due 10/15/32[2]		50,000	50,935
Tenneco, Inc. 8.000%, due 11/17/28[2]		200,000	198,509
ZF Europe Finance BV 3.000%, due 10/23/29[6]	EUR	200,000	201,830
6.125%, due 03/13/29[6]		200,000	228,525
ZF Finance GmbH 2.750%, due 05/25/27[6]		100,000	110,888
			2,584,869
Banks—1.0%
Banco BPM SpA (fixed, converts to FRN on 01/19/27), 3.375%, due 01/19/32[5,6]		200,000	228,520
Barclays PLC (fixed, converts to FRN on 03/15/28), 8.875%, due 09/15/27[5,6,8]	GBP	300,000	417,543
Freedom Mortgage Corp. 6.625%, due 01/15/27[2]		250,000	250,142
7.625%, due 05/01/26[2]		75,000	75,325
12.000%, due 10/01/28[2]		50,000	53,476
12.250%, due 10/01/30[2]		25,000	27,654
	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(concluded)
Goldman Sachs Group, Inc. Series R, (fixed, converts to FRN on 02/10/30), 7.560%, due 02/10/26[5,8]		75,000	$75,468
Intesa Sanpaolo SpA 2.925%, due 10/14/30[6]	EUR	250,000	279,598
Uzbek Industrial & Construction Bank ATB 8.950%, due 07/24/29[6]		200,000	211,580
Walker & Dunlop, Inc. 6.625%, due 04/01/33[2]		50,000	50,976
			1,670,282
Beverages—0.4%
Primo Water Holdings, Inc. 3.875%, due 10/31/28[6]	EUR	94,000	107,216
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 3.875%, due 10/31/28[2]		231,000	263,477
4.375%, due 04/30/29[2]		150,000	144,690
6.250%, due 04/01/29[2]		100,000	100,205
			615,588
Building materials—2.2%
AmeriTex HoldCo Intermediate LLC 10.250%, due 10/15/28[2]		75,000	79,592
Builders FirstSource, Inc. 4.250%, due 02/01/32[2]		300,000	276,870
5.000%, due 03/01/30[2]		100,000	97,888
6.375%, due 06/15/32[2]		225,000	230,087
6.375%, due 03/01/34[2]		325,000	329,780
6.750%, due 05/15/35[2]		125,000	128,162
Camelot Return Merger Sub, Inc. 8.750%, due 08/01/28[2]		50,000	45,813
CP Atlas Buyer, Inc. 9.750%, due 07/15/30[2]		50,000	50,449
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, due 12/15/30[2]	EUR	125,000	149,626
6.625%, due 12/15/30[2]		100,000	101,961
Griffon Corp. 5.750%, due 03/01/28		250,000	248,905
JELD-WEN, Inc. 7.000%, due 09/01/32[2]		25,000	18,756
JH North America Holdings, Inc. 5.875%, due 01/31/31[2]		75,000	75,257
6.125%, due 07/31/32[2]		50,000	50,518
Knife River Corp. 7.750%, due 05/01/31[2]		50,000	52,463
Limak Cimento Sanayi ve Ticaret AS 9.750%, due 07/25/29[6]		200,000	204,812
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.750%, due 04/01/32[2]		75,000	76,574
MIWD Holdco II LLC/MIWD Finance Corp. 5.500%, due 02/01/30[2]		75,000	71,388

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Building materials—(concluded)
New Enterprise Stone & Lime Co., Inc. 5.250%, due 07/15/28[2]		75,000	$74,463
9.750%, due 07/15/28[2]		100,000	100,250
Quikrete Holdings, Inc. 6.375%, due 03/01/32[2]		200,000	205,119
6.750%, due 03/01/33[2]		75,000	76,922
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[2]		225,000	224,257
8.875%, due 11/15/31[2]		25,000	26,310
Standard Building Solutions, Inc. 6.250%, due 08/01/33[2]		50,000	50,476
6.500%, due 08/15/32[2]		125,000	127,645
Standard Industries, Inc. 4.375%, due 07/15/30[2]		175,000	165,679
5.000%, due 02/15/27[2]		100,000	99,949
West China Cement Ltd. 4.950%, due 07/08/26[6]		200,000	183,753
Wilsonart LLC 11.000%, due 08/15/32[2]		75,000	69,018
			3,692,742
Chemicals—4.3%
ASP Unifrax Holdings, Inc. 7.10% Cash, or 5.85% Cash and 1.25% PIK, 7.100%, due 09/30/29[2,7]		19,934	10,316
Avient Corp. 6.250%, due 11/01/31[2]		50,000	50,178
7.125%, due 08/01/30[2]		75,000	77,038
Braskem Netherlands Finance BV 5.875%, due 01/31/50[6]		600,000	353,250
Celanese U.S. Holdings LLC Steps to 5.837% on 11/19/26, 5.587%, due 01/19/29	EUR	100,000	120,137
6.830%, due 07/15/29		50,000	51,938
6.879%, due 07/15/32		225,000	232,937
7.050%, due 11/15/30		25,000	26,036
7.200%, due 11/15/33		250,000	261,002
Chemours Co. 4.625%, due 11/15/29[2]		50,000	42,348
5.375%, due 05/15/27		75,000	73,473
5.750%, due 11/15/28[2]		150,000	137,765
8.000%, due 01/15/33[2]		75,000	69,766
Consolidated Energy Finance SA 5.000%, due 10/15/28[2]	EUR	225,000	208,980
12.000%, due 02/15/31[6]		150,000	140,950
FMC Corp. (fixed, converts to FRN on 11/01/30), 8.450%, due 11/01/55[5]		25,000	25,846
Herens Midco SARL 5.250%, due 05/15/29[6]	EUR	100,000	80,312
INEOS Finance PLC 5.625%, due 08/15/30[6]		100,000	109,292
	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
INEOS Quattro Finance 2 PLC 6.750%, due 04/15/30[6]		125,000	$134,998
8.500%, due 03/15/29[6]		100,000	115,395
Innophos Holdings, Inc. 11.500%, due 06/15/29[2]		228,125	230,926
Italmatch Chemicals SpA 10.000%, due 02/06/28[2]	EUR	125,000	150,190
Itelyum Regeneration SpA 5.750%, due 04/15/30[2]		100,000	117,037
Mativ Holdings, Inc. 8.000%, due 10/01/29[2]		50,000	45,090
Methanex Corp. 5.125%, due 10/15/27		75,000	74,623
Minerals Technologies, Inc. 5.000%, due 07/01/28[2]		100,000	98,443
NOVA Chemicals Corp. 4.250%, due 05/15/29[2]		50,000	47,750
5.250%, due 06/01/27[2]		75,000	74,709
8.500%, due 11/15/28[2]		125,000	131,270
9.000%, due 02/15/30[2]		150,000	161,181
OCP SA 6.875%, due 04/25/44[6]		500,000	488,418
7.500%, due 05/02/54[2]		200,000	202,221
Olin Corp. 5.625%, due 08/01/29		125,000	123,378
6.625%, due 04/01/33[2]		25,000	24,327
Olympus Water U.S. Holding Corp. 5.375%, due 10/01/29[6]	EUR	425,000	450,167
6.250%, due 10/01/29[2]		200,000	191,583
9.625%, due 11/15/28[6]	EUR	125,000	150,166
9.750%, due 11/15/28[2]		200,000	209,665
Rain Carbon, Inc. 12.250%, due 09/01/29[2]		50,000	53,834
Sasol Financing USA LLC 4.375%, due 09/18/26		200,000	197,400
4.500%, due 11/08/27[6]		200,000	185,488
8.750%, due 05/03/29[2]		200,000	199,500
8.750%, due 05/03/29[6]		200,000	199,500
SCIH Salt Holdings, Inc. 4.875%, due 05/01/28[2]		25,000	24,274
6.625%, due 05/01/29[2]		150,000	148,287
SCIL IV LLC/SCIL USA Holdings LLC 9.500%, due 07/15/28[2]	EUR	150,000	179,759
9.500%, due 07/15/28[6]		100,000	119,840
SNF Group SACA 4.500%, due 03/15/32[2]		200,000	235,087
Synthomer PLC 7.375%, due 05/02/29[6]		100,000	105,586
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 5.125% Cash and 2.500% PIK, 7.625%, due 05/03/29[2,7]		204,000	115,260

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(concluded)
Tronox, Inc. 4.625%, due 03/15/29[2]		125,000	$97,251
WR Grace Holdings LLC 4.875%, due 06/15/27[2]		25,000	24,859
5.625%, due 08/15/29[2]		150,000	138,289
7.375%, due 03/01/31[2]		50,000	51,465
			7,368,780
Coal—0.0%†
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 0.000%, due 03/15/24[3,4,9]		550,000	5,500
Murray Energy Corp. 9.000% Cash and 3.000% PIK, 12.000%, due 04/15/24[2,3,4,7,10]		1,268,693	0
			5,500
Commercial services—4.6%
ADT Security Corp. 4.125%, due 08/01/29[2]		25,000	23,916
4.875%, due 07/15/32[2]		150,000	142,548
Adtalem Global Education, Inc. 5.500%, due 03/01/28[2]		81,000	80,026
Allied Universal Holdco LLC 7.875%, due 02/15/31[2]		25,000	26,216
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000%, due 06/01/29[2]		200,000	194,653
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, due 06/01/28[2]	EUR	100,000	113,014
4.625%, due 06/01/28[2]		200,000	194,578
4.875%, due 06/01/28[6]	GBP	150,000	192,679
Alta Equipment Group, Inc. 9.000%, due 06/01/29[2]		75,000	71,126
AMN Healthcare, Inc. 4.000%, due 04/15/29[2]		125,000	114,807
4.625%, due 10/01/27[2]		25,000	24,444
APCOA Group GmbH 6.000%, due 04/15/31[2]	EUR	200,000	232,129
APi Group DE, Inc. 4.125%, due 07/15/29[2]		175,000	166,254
Arena Luxembourg Finance SARL 3 mo. EURIBOR + 2.500%, 4.823%, due 05/01/30[2,5]	EUR	100,000	114,687
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, due 03/01/29[2]		150,000	143,611
5.750%, due 07/15/27[2]		22,000	21,864
8.375%, due 06/15/32[2]		100,000	103,161
Avis Budget Finance PLC 7.000%, due 02/28/29[6]	EUR	100,000	117,007
7.250%, due 07/31/30[2]		100,000	117,080
BCP V Modular Services Finance PLC 6.750%, due 11/30/29[6]		250,000	248,219
	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Belron U.K. Finance PLC 4.625%, due 10/15/29[2]		200,000	$235,149
Block, Inc. 6.500%, due 05/15/32		75,000	76,964
Boels Topholding BV 5.750%, due 05/15/30[2]	EUR	100,000	118,988
5.750%, due 05/15/30[6]		100,000	118,988
Boost Newco Borrower LLC 7.500%, due 01/15/31[2]		200,000	211,462
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.500%, due 01/15/31[6]	GBP	125,000	178,096
Brink's Co. 6.500%, due 06/15/29[2]		75,000	76,837
6.750%, due 06/15/32[2]		100,000	103,000
Carriage Services, Inc. 4.250%, due 05/15/29[2]		75,000	70,194
Champions Financing, Inc. 8.750%, due 02/15/29[2]		25,000	23,148
EquipmentShare.com, Inc. 8.000%, due 03/15/33[2]		125,000	130,501
8.625%, due 05/15/32[2]		100,000	106,437
GEO Group, Inc. 8.625%, due 04/15/29		75,000	79,629
10.250%, due 04/15/31		175,000	192,400
Herc Holdings, Inc. 6.625%, due 06/15/29[2]		50,000	51,190
Hertz Corp. 0.000%, due 01/15/28[2,9]		50,000	9,000
4.625%, due 12/01/26[2]		75,000	67,837
5.000%, due 12/01/29[2]		25,000	17,562
La Financiere Atalian 3.500% Cash and 5.000% PIK, 8.500%, due 06/30/28[7]	EUR	129,361	53,260
Loxam SAS 4.250%, due 02/15/31[2]		100,000	114,309
6.375%, due 05/31/29[2]		90,000	106,963
Mavis Tire Express Services Topco Corp. 6.500%, due 05/15/29[2]		225,000	222,313
Mundys SpA 4.500%, due 01/24/30[6]	EUR	200,000	239,745
NESCO Holdings II, Inc. 5.500%, due 04/15/29[2]		125,000	121,876
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.000%, due 06/15/29[2]		100,000	91,562
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250%, due 01/15/28[2]		75,000	74,995
Q-Park Holding I BV 4.250%, due 09/01/30[2]	EUR	100,000	115,858
5.125%, due 02/15/30[2]		100,000	118,657
5.125%, due 02/15/30[6]		125,000	148,322

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(concluded)
Rekeep SpA 9.000%, due 09/15/29[2]		100,000	$115,860
RR Donnelley & Sons Co. 9.500%, due 08/01/29[2]		75,000	76,633
10.875%, due 08/01/29[2]		75,000	73,063
RRD Intermediate Holdings, Inc. 11.000% Cash or 12.000% PIK, 11.000%, due 12/01/30[2,7]		79,600	77,028
Service Corp. International 4.000%, due 05/15/31		225,000	208,719
5.750%, due 10/15/32		100,000	100,237
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.500%, due 05/15/33[2]	EUR	100,000	119,004
6.750%, due 08/15/32[2]		25,000	25,825
Techem Verwaltungsgesellschaft 675 GmbH 4.625%, due 07/15/32[2]	EUR	150,000	170,790
United Rentals North America, Inc. 3.750%, due 01/15/32		75,000	68,316
3.875%, due 02/15/31		125,000	116,633
4.000%, due 07/15/30		225,000	212,862
5.500%, due 05/15/27		25,000	25,005
6.125%, due 03/15/34[2]		25,000	25,633
Verisure Holding AB 9.250%, due 10/15/27[6]	EUR	80,000	94,813
Verisure Midholding AB 5.250%, due 02/15/29[6]		300,000	344,791
Vortex Opco LLC 8.000%, due 04/30/30[2]		78,375	7,837
WASH Multifamily Acquisition, Inc. 5.750%, due 04/15/26[2]		50,000	49,996
WEX, Inc. 6.500%, due 03/15/33[2]		75,000	75,962
Williams Scotsman, Inc. 4.625%, due 08/15/28[2]		75,000	73,780
6.625%, due 06/15/29[2]		50,000	51,241
6.625%, due 04/15/30[2]		25,000	25,777
			7,857,066
Computers—0.8%
Almaviva-The Italian Innovation Co. SpA 5.000%, due 10/30/30[2]	EUR	100,000	115,750
5.000%, due 10/30/30[6]		100,000	115,750
Amentum Holdings, Inc. 7.250%, due 08/01/32[2]		75,000	77,585
ASGN, Inc. 4.625%, due 05/15/28[2]		125,000	121,697
Atos SE Next Step to 9.360% on 12/18/25 and Multiple Steps Up Thereafter (9.730% - 10.530%), 9.000%, due 12/18/29[6]	EUR	200,000	253,132
Diebold Nixdorf, Inc. 7.750%, due 03/31/30[2]		50,000	53,049
	Face amount[1]		Value
Corporate bonds—(continued)
Computers—(concluded)
Hewlett Packard Enterprise Co. 5.600%, due 10/15/54		25,000	$22,976
Insight Enterprises, Inc. 6.625%, due 05/15/32[2]		25,000	25,566
NCR Atleos Corp. 9.500%, due 04/01/29[2]		200,000	216,671
NCR Voyix Corp. 5.000%, due 10/01/28[2]		125,000	122,956
5.125%, due 04/15/29[2]		88,000	86,242
OVH Groupe SA 4.750%, due 02/05/31[2]	EUR	150,000	174,910
			1,386,284
Construction materials—0.0%†
Cornerstone Building Brands, Inc. 9.500%, due 08/15/29[2]		50,000	45,832
Cosmetics/personal care—0.2%
Perrigo Finance Unlimited Co. 5.375%, due 09/30/32	EUR	175,000	207,782
6.125%, due 09/30/32		25,000	25,262
Prestige Brands, Inc. 3.750%, due 04/01/31[2]		25,000	22,878
5.125%, due 01/15/28[2]		100,000	99,166
			355,088
Distribution & wholesale—0.3%
Azelis Finance NV 5.750%, due 03/15/28[6]	EUR	100,000	117,572
Dealer Tire LLC/DT Issuer LLC 8.000%, due 02/01/28[2]		50,000	48,953
Li & Fung Ltd. 5.250%, due 11/03/25[6,8]		200,000	100,290
RB Global Holdings, Inc. 7.750%, due 03/15/31[2]		25,000	26,200
Resideo Funding, Inc. 6.500%, due 07/15/32[2]		50,000	50,722
Velocity Vehicle Group LLC 8.000%, due 06/01/29[2]		25,000	25,296
Windsor Holdings III LLC 8.500%, due 06/15/30[2]		50,000	52,998
			422,031
Diversified financial services—5.2%
4finance SA 10.750%, due 10/26/26	EUR	200,000	229,315
Aareal Bank AG (fixed, converts to FRN on 12/12/29), 5.625%, due 12/12/34[5,6]		200,000	238,044
AG Issuer LLC 6.250%, due 03/01/28[2]		100,000	99,894
AG TTMT Escrow Issuer LLC 8.625%, due 09/30/27[2]		25,000	25,687

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Ally Financial, Inc. Series B, (fixed, converts to FRN on 05/15/26), 4.700%, due 05/15/26[5,8]		100,000	$97,073
6.700%, due 02/14/33		75,000	77,885
Azorra Finance Ltd. 7.250%, due 01/15/31[2]		75,000	76,547
7.750%, due 04/15/30[2]		88,000	91,630
Bracken MidCo1 PLC 6.750% Cash or 7.500% PIK, 6.750%, due 11/01/27[6,7]	GBP	100,000	131,613
Bread Financial Holdings, Inc. (fixed, converts to FRN on 06/15/30), 8.375%, due 06/15/35[2,5]		100,000	103,294
9.750%, due 03/15/29[2]		25,000	26,819
Coinbase Global, Inc. 3.375%, due 10/01/28[2]		400,000	376,351
3.625%, due 10/01/31[2]		425,000	380,374
Credito Real SAB de CV SOFOM ER 0.000%, due 02/01/27[10]	EUR	275,000	35,796
doValue SpA 7.000%, due 02/28/30[2]		100,000	122,074
Focus Financial Partners LLC 6.750%, due 09/15/31[2]		25,000	25,548
Freedom Mortgage Holdings LLC 9.250%, due 02/01/29[2]		50,000	52,114
Garfunkelux Holdco 3 SA 9.500%, due 11/01/28[2]	EUR	113,317	102,020
Garfunkelux Holdco 4 SA 10.500%, due 05/01/30[6,7]		44,586	10,049
GGAM Finance Ltd. 5.875%, due 03/15/30[2]		75,000	75,281
6.875%, due 04/15/29[2]		25,000	25,755
goeasy Ltd. 6.875%, due 05/15/30[2]		25,000	25,048
7.625%, due 07/01/29[2]		150,000	154,462
9.250%, due 12/01/28[2]		50,000	52,923
Hightower Holding LLC 9.125%, due 01/31/30[2]		50,000	53,138
International Personal Finance PLC 10.750%, due 12/14/29[6]	EUR	200,000	250,300
Intrum Investments & Financing AB 7.750%, due 09/11/27		54,600	58,330
Series 1, 7.750%, due 09/11/28[6]		68,250	70,488
8.000%, due 09/11/27[6]		48,009	55,947
8.500%, due 09/11/29		68,250	69,709
8.500%, due 09/11/30[6]		81,900	82,482
Iqera Group SAS 6.500%, due 09/30/24[2]		83,280	53,762
Jane Street Group/JSG Finance, Inc. 4.500%, due 11/15/29[2]		75,000	71,834
6.125%, due 11/01/32[2]		100,000	99,216
6.750%, due 05/01/33[2]		75,000	76,754
	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Jefferson Capital Holdings LLC 6.000%, due 08/15/26[2]		100,000	$99,724
8.250%, due 05/15/30[2]		150,000	156,501
9.500%, due 02/15/29[2]		100,000	105,526
Jerrold Finco PLC 7.500%, due 06/15/31[2]	GBP	100,000	135,119
7.875%, due 04/15/30[2]		100,000	136,389
LFS Topco LLC 8.750%, due 07/15/30[2]		175,000	169,266
Midcap Financial Issuer Trust 6.500%, due 05/01/28[2]		200,000	198,276
Muangthai Capital PCL 7.550%, due 07/21/30[2]		250,000	253,250
Nationstar Mortgage Holdings, Inc. 5.125%, due 12/15/30[2]		75,000	74,858
5.500%, due 08/15/28[2]		150,000	149,798
5.750%, due 11/15/31[2]		50,000	50,555
6.000%, due 01/15/27[2]		75,000	75,078
6.500%, due 08/01/29[2]		50,000	51,140
7.125%, due 02/01/32[2]		100,000	104,425
Navient Corp. 4.875%, due 03/15/28		25,000	24,396
5.500%, due 03/15/29		75,000	73,369
Series A, 5.625%, due 08/01/33		100,000	90,104
6.750%, due 06/15/26		150,000	151,495
11.500%, due 03/15/31		50,000	56,253
Newday Bondco PLC 13.250%, due 12/15/26[6]	GBP	92,700	126,579
OneMain Finance Corp. 3.875%, due 09/15/28		25,000	23,843
4.000%, due 09/15/30		75,000	68,730
5.375%, due 11/15/29		25,000	24,514
6.125%, due 05/15/30[11]		75,000	75,126
6.625%, due 01/15/28		75,000	76,798
6.625%, due 05/15/29		50,000	51,064
6.750%, due 03/15/32		350,000	355,142
7.125%, due 11/15/31		50,000	51,616
7.125%, due 09/15/32		50,000	51,532
7.500%, due 05/15/31		100,000	104,217
7.875%, due 03/15/30		250,000	263,166
PennyMac Financial Services, Inc. 4.250%, due 02/15/29[2]		175,000	167,608
5.750%, due 09/15/31[2]		75,000	73,386
6.875%, due 05/15/32[2]		50,000	50,942
6.875%, due 02/15/33[2]		125,000	127,401
7.875%, due 12/15/29[2]		100,000	105,538
PHH Escrow Issuer LLC/PHH Corp. 9.875%, due 11/01/29[2]		75,000	75,138
PRA Group, Inc. 8.375%, due 02/01/28[2]		100,000	102,295
8.875%, due 01/31/30[2]		75,000	77,891
Rfna LP 7.875%, due 02/15/30[2]		200,000	203,148
Rocket Cos., Inc. 6.375%, due 08/01/33[2]		275,000	280,495

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.875%, due 03/01/31[2]		25,000	$23,060
4.000%, due 10/15/33[2]		250,000	221,183
Synchrony Financial 7.250%, due 02/02/33		75,000	78,816
Titanium 2l Bondco SARL 6.250%, due 01/14/31[7]	EUR	490,800	158,954
TrueNoord Capital DAC 8.750%, due 03/01/30[2]		75,000	77,785
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500%, due 06/15/31[2]		25,000	26,011
World Acceptance Corp. 7.000%, due 11/01/26[2]		25,000	25,409
X3G Mergeco SpA 7.000%, due 05/15/30[2]	EUR	100,000	110,412
			8,990,877
Electric—4.2%
AES Andes SA (fixed, converts to FRN on 06/10/30), 8.150%, due 06/10/55[5,6]		300,000	313,683
AES Corp. (fixed, converts to FRN on 07/15/30), 6.950%, due 07/15/55[5]		25,000	24,088
(fixed, converts to FRN on 01/15/30), 7.600%, due 01/15/55[5]		100,000	101,004
AES Espana BV 5.700%, due 05/04/28[2]		400,000	382,804
Alpha Generation LLC 6.750%, due 10/15/32[2]		100,000	102,332
American Electric Power Co., Inc. (fixed, converts to FRN on 12/15/34), 6.950%, due 12/15/54[5]		50,000	52,781
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[5]		75,000	78,281
Aydem Yenilenebilir Enerji AS 7.750%, due 02/02/27[6]		270,000	267,035
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, due 02/15/39[6]		250,000	264,975
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.625%, due 02/15/32[2]	EUR	125,000	148,765
Calpine Corp. 5.000%, due 02/01/31[2]		150,000	148,263
5.125%, due 03/15/28[2]		325,000	323,428
Continuum Energy Aura Pte. Ltd. 9.500%, due 02/24/27[6]		400,000	411,500
ContourGlobal Power Holdings SA 3.125%, due 01/01/28[2]	EUR	100,000	113,600
3.125%, due 01/01/28[6]		100,000	113,600
5.000%, due 02/28/30[2]		100,000	116,688
Eastern European Electric Co. BV 6.500%, due 05/15/30[6]		100,000	117,401
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Edison International (fixed, converts to FRN on 06/15/29), 7.875%, due 06/15/54[5]		25,000	$23,963
(fixed, converts to FRN on 06/15/28), 8.125%, due 06/15/53[5]		50,000	49,029
Energia Group Roi Financeco DAC 6.875%, due 07/31/28[2]	EUR	250,000	295,909
Energo-Pro AS 8.000%, due 05/27/30[2]		100,000	120,396
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 8.499%, due 06/30/32[2]		300,000	303,847
Instituto Costarricense de Electricidad 6.375%, due 05/15/43[6]		200,000	184,012
Investment Energy Resources Ltd. 6.250%, due 04/26/29[2]		200,000	196,188
Lightning Power LLC 7.250%, due 08/15/32[2]		100,000	104,547
Limak Yenilenebilir Enerji AS 9.625%, due 08/12/30[2]		250,000	248,982
NRG Energy, Inc. 3.625%, due 02/15/31[2]		50,000	45,770
5.250%, due 06/15/29[2]		150,000	148,334
5.750%, due 01/15/28		25,000	25,077
5.750%, due 07/15/29[2]		200,000	198,227
6.000%, due 02/01/33[2]		150,000	150,407
6.250%, due 11/01/34[2]		75,000	75,995
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[2,5,8]		125,000	137,589
PG&E Corp. 5.000%, due 07/01/28		150,000	146,351
(fixed, converts to FRN on 03/15/30), 7.375%, due 03/15/55[5]		175,000	168,872
Pike Corp. 8.625%, due 01/31/31[2]		25,000	26,884
Public Power Corp. SA 4.625%, due 10/31/31[6]	EUR	100,000	117,496
RRI Energy, Inc. 0.000%, due 06/15/17[3,4,10]		75,000	0
Saavi Energia SARL 8.875%, due 02/10/35[2]		200,000	208,600
Talen Energy Supply LLC 8.625%, due 06/01/30[2]		125,000	132,834
TransAlta Corp. 7.750%, due 11/15/29		50,000	52,097
Vistra Corp. (fixed, converts to FRN on 12/15/26), 7.000%, due 12/15/26[2,5,8]		225,000	227,197
(fixed, converts to FRN on 10/15/26), 8.000%, due 10/15/26[2,5,8]		150,000	153,107
Vistra Operations Co. LLC 5.000%, due 07/31/27[2]		100,000	99,464
5.625%, due 02/15/27[2]		150,000	149,828
6.875%, due 04/15/32[2]		150,000	155,857
7.750%, due 10/15/31[2]		175,000	185,219

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
XPLR Infrastructure Operating Partners LP 8.625%, due 03/15/33[2]		25,000	$26,479
			7,238,785
Electrical components & equipment—0.2%
Belden, Inc. 3.375%, due 07/15/31[6]	EUR	300,000	330,932
Senvion Holding GmbH 3.875%, due 10/25/22[6,10]		400,000	1,141
			332,073
Electronics—0.5%
Coherent Corp. 5.000%, due 12/15/29[2]		225,000	220,205
Imola Merger Corp. 4.750%, due 05/15/29[2]		375,000	363,836
Sensata Technologies BV 4.000%, due 04/15/29[2]		200,000	190,086
Sensata Technologies, Inc. 3.750%, due 02/15/31[2]		75,000	68,430
TTM Technologies, Inc. 4.000%, due 03/01/29[2]		75,000	71,386
			913,943
Energy-alternate sources—0.4%
FS Luxembourg SARL 8.625%, due 06/25/33[2]		200,000	199,375
Greenko Wind Projects Mauritius Ltd. 7.250%, due 09/27/28[2]		400,000	406,500
TerraForm Power Operating LLC 4.750%, due 01/15/30[2]		50,000	47,930
5.000%, due 01/31/28[2]		25,000	24,663
			678,468
Engineering & construction—0.9%
AECOM 6.000%, due 08/01/33[2]		25,000	25,203
Aeropuertos Argentina 2000 SA 8.500%, due 08/01/31[6]		100,000	103,067
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, due 02/03/30[2]		300,000	303,885
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, due 02/01/32[2]		50,000	49,771
Heathrow Finance PLC 6.625%, due 03/01/31[6]	GBP	100,000	132,118
IHS Netherlands Holdco BV 8.000%, due 09/18/27[6]		206,243	206,758
Montego Bay Airport Revenue Finance Ltd. 6.600%, due 06/15/35[2]		250,000	249,688
OHL Operaciones SA 5.100% Cash or 1.500% PIK, 9.750%, due 12/31/29[6,7]	EUR	79,804	84,843
	Face amount[1]		Value
Corporate bonds—(continued)
Engineering & construction—(concluded)
5.100% Cash or 4.650% PIK, 9.750%, due 12/31/29[2,7]		75,161	$79,907
Sarens Finance Co. NV 5.750%, due 02/21/27[6]		52,631	59,820
TopBuild Corp. 4.125%, due 02/15/32[2]		75,000	69,122
Weekley Homes LLC/Weekley Finance Corp. 4.875%, due 09/15/28[2]		200,000	192,449
			1,556,631
Entertainment—2.7%
888 Acquisitions Ltd. 7.558%, due 07/15/27[6]	EUR	175,000	201,607
Affinity Interactive 6.875%, due 12/15/27[2]		150,000	82,653
Allwyn Entertainment Financing U.K. PLC 7.250%, due 04/30/30[2]	EUR	125,000	151,387
AMC Entertainment Holdings, Inc. 5.875%, due 11/15/26		25,000	24,800
7.500%, due 02/15/29[2]		175,000	149,102
Boyne USA, Inc. 4.750%, due 05/15/29[2]		50,000	48,453
Caesars Entertainment, Inc. 4.625%, due 10/15/29[2]		225,000	212,633
6.000%, due 10/15/32[2]		50,000	48,259
6.500%, due 02/15/32[2]		50,000	50,991
Churchill Downs, Inc. 4.750%, due 01/15/28[2]		25,000	24,657
5.500%, due 04/01/27[2]		75,000	74,900
5.750%, due 04/01/30[2]		125,000	124,691
Cinemark USA, Inc. 5.250%, due 07/15/28[2]		50,000	49,646
7.000%, due 08/01/32[2]		50,000	51,629
Cirsa Finance International SARL 6.500%, due 03/15/29[6]	EUR	100,000	119,330
Codere 8.000%, due 12/31/28		47,132	55,376
Flutter Treasury DAC 4.000%, due 06/04/31[2]		100,000	114,431
6.125%, due 06/04/31[2,11]	GBP	100,000	132,555
Great Canadian Gaming Corp./Raptor LLC 8.750%, due 11/15/29[2]		50,000	48,955
Jacobs Entertainment, Inc. 6.750%, due 02/15/29[2]		225,000	219,375
Light & Wonder International, Inc. 7.250%, due 11/15/29[2]		25,000	25,672
Live Nation Entertainment, Inc. 3.750%, due 01/15/28[2]		125,000	121,491
4.750%, due 10/15/27[2]		150,000	147,681
Lottomatica Group SpA 3 mo. EURIBOR + 3.250%, 5.246%, due 06/01/31[2,5]	EUR	100,000	114,753
5.375%, due 06/01/30[2]		100,000	118,889
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[2]		125,000	120,429

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(concluded)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.250%, due 04/15/30[2]		25,000	$25,918
Motion Bondco DAC 4.500%, due 11/15/27[6]	EUR	200,000	215,272
Motion Finco SARL 7.375%, due 06/15/30[6]		100,000	108,109
8.375%, due 02/15/32[2]		200,000	176,714
Penn Entertainment, Inc. 4.125%, due 07/01/29[2]		200,000	185,370
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, due 09/01/29[2]		125,000	75,000
5.875%, due 09/01/31[2]		125,000	76,875
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, due 03/01/30[2]		50,000	48,168
SeaWorld Parks & Entertainment, Inc. 5.250%, due 08/15/29[2]		150,000	146,003
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.250%, due 07/15/29		25,000	24,293
6.500%, due 10/01/28		100,000	100,620
Starz Capital Holdings LLC 5.500%, due 04/15/29[2]		50,000	41,405
Vail Resorts, Inc. 5.625%, due 07/15/30[2]		25,000	25,138
Warnermedia Holdings, Inc. Series WI, 4.054%, due 03/15/29		100,000	93,894
4.279%, due 03/15/32		125,000	104,968
5.050%, due 03/15/42		350,000	233,958
5.141%, due 03/15/52		35,000	21,617
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, due 10/01/29[2]		125,000	124,036
6.250%, due 03/15/33[2]		75,000	75,220
7.125%, due 02/15/31[2]		75,000	79,771
			4,616,694
Environmental control—0.5%
Clean Harbors, Inc. 6.375%, due 02/01/31[2]		50,000	51,053
GFL Environmental, Inc. 6.750%, due 01/15/31[2]		50,000	51,817
Luna 2 5SARL 5.500%, due 07/01/32[2]	EUR	100,000	117,972
Madison IAQ LLC 5.875%, due 06/30/29[2]		25,000	24,339
Paprec Holding SA 4.125%, due 07/15/30[2]	EUR	300,000	349,618
Reworld Holding Corp. 5.000%, due 09/01/30		100,000	94,739
	Face amount[1]		Value
Corporate bonds—(continued)
Environmental control—(concluded)
Waste Pro USA, Inc. 7.000%, due 02/01/33[2]		75,000	$77,817
			767,355
Food—2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500%, due 03/15/29[2]		25,000	23,576
4.625%, due 01/15/27[2]		175,000	173,582
4.875%, due 02/15/30[2]		175,000	170,576
5.875%, due 02/15/28[2]		50,000	49,961
6.500%, due 02/15/28[2]		125,000	126,940
Arcor SAIC 7.600%, due 07/31/33[2]		200,000	199,700
B&G Foods, Inc. 8.000%, due 09/15/28[2]		75,000	70,125
C&S Group Enterprises LLC 5.000%, due 12/15/28[2]		50,000	44,714
Chobani Holdco II LLC 8.750% Cash or 9.500% PIK, 8.750%, due 10/01/29[2,7]		52,097	55,878
Chobani LLC/Chobani Finance Corp., Inc. 7.625%, due 07/01/29[2]		50,000	52,094
Darling Global Finance BV 4.500%, due 07/15/32[2]	EUR	225,000	260,682
ELO SACA 4.875%, due 12/08/28[6]		100,000	115,130
Fiesta Purchaser, Inc. 9.625%, due 09/15/32[2]		75,000	79,258
Ingles Markets, Inc. 4.000%, due 06/15/31[2]		175,000	162,523
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.000%, due 02/15/29[2]		175,000	182,632
Kroger Co. 5.000%, due 09/15/34		100,000	98,920
5.500%, due 09/15/54		75,000	70,773
5.650%, due 09/15/64		175,000	165,046
Lamb Weston Holdings, Inc. 4.125%, due 01/31/30[2]		75,000	71,349
4.375%, due 01/31/32[2]		125,000	116,795
Market Bidco Finco PLC 6.750%, due 01/31/31[2]	EUR	100,000	113,807
8.750%, due 01/31/31[2]	GBP	100,000	131,074
Minerva Luxembourg SA 8.875%, due 09/13/33[6]		300,000	325,875
Performance Food Group, Inc. 4.250%, due 08/01/29[2]		125,000	120,179
5.500%, due 10/15/27[2]		50,000	49,923
6.125%, due 09/15/32[2]		50,000	50,774
Pilgrim's Pride Corp. 6.250%, due 07/01/33		75,000	78,830
Post Holdings, Inc. 4.500%, due 09/15/31[2]		25,000	23,108
4.625%, due 04/15/30[2]		225,000	214,921

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Food—(concluded)
Quatrim SAS 8.500%, due 01/15/27[6,7]	EUR	166,381	$184,653
Rallye SA Series COFP, 5.250%, due 02/28/32[6]		800,000	460
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, due 03/01/29[2]		175,000	165,606
U.S. Foods, Inc. 5.750%, due 04/15/33[2]		25,000	24,770
6.875%, due 09/15/28[2]		50,000	51,494
7.250%, due 01/15/32[2]		50,000	52,093
Ulker Biskuvi Sanayi AS 7.875%, due 07/08/31[2]		200,000	207,000
United Natural Foods, Inc. 6.750%, due 10/15/28[2]		25,000	24,894
Viking Baked Goods Acquisition Corp. 8.625%, due 11/01/31[2]		75,000	73,539
			4,183,254
Food service—0.2%
Aramark Services, Inc. 5.000%, due 02/01/28[2]		50,000	49,507
Elior Group SA 5.625%, due 03/15/30[6]	EUR	150,000	177,913
TKC Holdings, Inc. 10.500%, due 05/15/29[2]		100,000	102,614
			330,034
Forest products & paper—0.1%
Appcion 0.000%, due 06/01/25[2,3,4,9,10]		650,000	6,500
Domtar Corp. 6.750%, due 10/01/28[2]		83,000	72,304
Magnera Corp. 4.750%, due 11/15/29[2]		25,000	22,096
7.250%, due 11/15/31[2]		25,000	23,531
Mercer International, Inc. 5.125%, due 02/01/29		50,000	40,277
12.875%, due 10/01/28[2]		25,000	25,215
			189,923
Gas—0.2%
AltaGas Ltd. (fixed, converts to FRN on 10/15/34), 7.200%, due 10/15/54[2,5]		25,000	25,191
AmeriGas Partners LP/AmeriGas Finance Corp. 5.750%, due 05/20/27		150,000	149,141
EP Infrastructure AS 2.045%, due 10/09/28[6]	EUR	150,000	164,790
Venture Global Plaquemines LNG LLC 7.500%, due 05/01/33[2]		75,000	80,996
			420,118
	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-products—0.7%
Avantor Funding, Inc. 3.875%, due 07/15/28[6]	EUR	100,000	$114,095
3.875%, due 11/01/29[2]		100,000	94,310
4.625%, due 07/15/28[2]		225,000	219,958
Bausch & Lomb Corp. 8.375%, due 10/01/28[2]		175,000	182,455
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc. 3 mo. EURIBOR + 3.875%, 5.872%, due 01/15/31[2,5]	EUR	225,000	258,910
Embecta Corp. 5.000%, due 02/15/30[2]		25,000	22,674
Insulet Corp. 6.500%, due 04/01/33[2]		50,000	51,396
Medline Borrower LP 5.250%, due 10/01/29[2]		225,000	220,604
Sotera Health Holdings LLC 7.375%, due 06/01/31[2]		100,000	103,447
			1,267,849
Healthcare-services—2.3%
Acadia Healthcare Co., Inc. 5.500%, due 07/01/28[2]		125,000	123,406
AHP Health Partners, Inc. 5.750%, due 07/15/29[2]		100,000	96,592
CAB SELAS 3.375%, due 02/01/28[6]	EUR	200,000	218,426
Charles River Laboratories International, Inc. 4.000%, due 03/15/31[2]		132,000	121,130
CHS/Community Health Systems, Inc. 4.750%, due 02/15/31[2]		125,000	104,592
5.250%, due 05/15/30[2]		125,000	109,347
5.625%, due 03/15/27[2]		175,000	175,275
6.000%, due 01/15/29[2]		75,000	71,289
6.125%, due 04/01/30[2]		75,000	53,013
6.875%, due 04/15/29[2]		150,000	116,625
9.750%, due 01/15/34[2,11]		50,000	50,319
10.875%, due 01/15/32[2]		150,000	157,257
Concentra Health Services, Inc. 6.875%, due 07/15/32[2]		100,000	102,749
DaVita, Inc. 4.625%, due 06/01/30[2]		150,000	143,041
Encompass Health Corp. 4.750%, due 02/01/30		125,000	122,181
IQVIA, Inc. 6.250%, due 06/01/32[2]		75,000	76,909
LifePoint Health, Inc. 5.375%, due 01/15/29[2]		75,000	70,500
8.375%, due 02/15/32[2]		50,000	53,195
10.000%, due 06/01/32[2]		50,000	51,907
11.000%, due 10/15/30[2]		75,000	82,432
Mehilainen Yhtiot OYJ 5.125%, due 06/30/32[2]	EUR	100,000	114,972
ModivCare, Inc. 5.000%, due 10/01/29[2]		50,000	1,750

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
Molina Healthcare, Inc. 3.875%, due 11/15/30[2]	75,000	$67,723
4.375%, due 06/15/28[2]	75,000	71,781
6.250%, due 01/15/33[2]	50,000	49,330
MPH Acquisition Holdings LLC 5.750%, due 12/31/30[2]	107,848	88,867
6.500% Cash and 5.000% PIK, 11.500%, due 12/31/30[2,7]	57,733	57,011
Radiology Partners, Inc. 8.500%, due 07/15/32[2]	25,000	25,260
Select Medical Corp. 6.250%, due 12/01/32[2]	75,000	74,806
Surgery Center Holdings, Inc. 7.250%, due 04/15/32[2]	75,000	77,116
Team Health Holdings, Inc. 8.375%, due 06/30/28[2,11]	25,000	25,128
Tenet Healthcare Corp. 4.250%, due 06/01/29	50,000	48,253
4.375%, due 01/15/30	75,000	72,108
5.125%, due 11/01/27	175,000	174,292
6.125%, due 10/01/28	450,000	450,028
6.125%, due 06/15/30	275,000	277,483
6.750%, due 05/15/31	25,000	25,724
U.S. Acute Care Solutions LLC 9.750%, due 05/15/29[2]	75,000	76,629
		3,878,446
Home builders—1.6%
Adams Homes, Inc. 9.250%, due 10/15/28[2]	300,000	310,835
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, due 08/01/29[2]	75,000	70,862
4.625%, due 04/01/30[2]	150,000	140,663
6.875%, due 08/01/33[2]	25,000	24,947
Beazer Homes USA, Inc. 5.875%, due 10/15/27	50,000	49,870
7.250%, due 10/15/29	100,000	100,641
7.500%, due 03/15/31[2]	75,000	75,852
Brookfield Residential Properties, Inc./ Brookfield Residential U.S. LLC 4.875%, due 02/15/30[2]	25,000	22,733
5.000%, due 06/15/29[2]	125,000	116,402
Century Communities, Inc. 3.875%, due 08/15/29[2]	75,000	69,138
Dream Finders Homes, Inc. 8.250%, due 08/15/28[2]	100,000	103,498
Empire Communities Corp. 9.750%, due 05/01/29[2]	75,000	76,487
Forestar Group, Inc. 5.000%, due 03/01/28[2]	125,000	124,052
Installed Building Products, Inc. 5.750%, due 02/01/28[2]	150,000	149,584
	Face amount[1]		Value
Corporate bonds—(continued)
Home builders—(concluded)
KB Home 4.000%, due 06/15/31		125,000	$114,739
7.250%, due 07/15/30		75,000	77,212
LGI Homes, Inc. 4.000%, due 07/15/29[2]		25,000	22,791
7.000%, due 11/15/32[2]		50,000	48,125
8.750%, due 12/15/28[2]		100,000	104,882
Maison Finco PLC 6.000%, due 10/31/27[6]	GBP	100,000	130,751
Mattamy Group Corp. 4.625%, due 03/01/30[2]		125,000	119,661
Miller Homes Group Finco PLC 3 mo. EURIBOR + 4.250%, 6.529%, due 10/15/30[2,5]	EUR	125,000	145,107
7.000%, due 05/15/29[6]	GBP	125,000	165,989
Shea Homes LP/Shea Homes Funding Corp. 4.750%, due 02/15/28		50,000	48,803
4.750%, due 04/01/29		125,000	120,969
STL Holding Co. LLC 8.750%, due 02/15/29[2]		75,000	77,868
Thor Industries, Inc. 4.000%, due 10/15/29[2]		25,000	23,457
Winnebago Industries, Inc. 6.250%, due 07/15/28[2]		59,000	58,582
			2,694,500
Home furnishings—0.3%
Arcelik AS 8.500%, due 09/25/28[6]		200,000	207,830
Somnigroup International, Inc. 4.000%, due 04/15/29[2]		125,000	118,714
Whirlpool Corp. 4.500%, due 06/01/46		50,000	37,302
4.600%, due 05/15/50		25,000	18,615
5.150%, due 03/01/43		75,000	63,231
5.500%, due 03/01/33		50,000	47,791
6.125%, due 06/15/30		25,000	24,940
6.500%, due 06/15/33		50,000	49,269
			567,692
Household products/wares—0.1%
Central Garden & Pet Co. 4.125%, due 04/30/31[2]		100,000	92,619
Housewares—0.2%
Newell Brands, Inc. 6.375%, due 09/15/27		75,000	75,587
6.625%, due 09/15/29		50,000	49,778
Steps to 7.375% on 10/01/25, 6.875%, due 04/01/36		125,000	119,373
Steps to 7.500% on 10/01/25, 7.000%, due 04/01/46		50,000	42,907
Scotts Miracle-Gro Co. 4.000%, due 04/01/31		125,000	114,109
			401,754

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Insurance—0.8%
Acrisure LLC/Acrisure Finance, Inc. 6.000%, due 08/01/29[2]		275,000	$268,242
8.250%, due 02/01/29[2]		100,000	103,485
8.500%, due 06/15/29[2]		25,000	26,079
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.375%, due 10/01/32[2]		50,000	51,399
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.500%, due 07/15/33[2]		25,000	25,073
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.875%, due 11/01/29[2]		100,000	103,026
AssuredPartners, Inc. 5.625%, due 01/15/29[2]		100,000	99,812
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.125%, due 05/15/31[2]		100,000	103,246
FWD Group Holdings Ltd. (fixed, converts to FRN on 06/15/27), 8.045%, due 12/15/25[5,6,8]		300,000	301,413
HUB International Ltd. 5.625%, due 12/01/29[2]		25,000	24,823
7.250%, due 06/15/30[2]		100,000	104,244
Nassau Cos., of New York 7.875%, due 07/15/30[2]		75,000	75,715
Ryan Specialty LLC 5.875%, due 08/01/32[2]		75,000	75,207
			1,361,764
Internet—0.8%
Cogent Communications Group LLC/Cogent Finance, Inc. 7.000%, due 06/15/27[2]		50,000	50,048
7.000%, due 06/15/27[2]		50,000	50,113
eDreams ODIGEO SA 4.875%, due 12/30/30[2]	EUR	100,000	115,730
Gen Digital, Inc. 6.750%, due 09/30/27[2]		50,000	50,821
7.125%, due 09/30/30[2]		150,000	155,019
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.250%, due 12/01/27[2]		175,000	174,349
iliad SA 4.250%, due 12/15/29[6]	EUR	100,000	116,498
5.375%, due 05/02/31[6]		100,000	123,055
Millennium Escrow Corp. 6.625%, due 08/01/26[2]		75,000	70,571
Snap, Inc. 6.875%, due 03/01/33[2]		350,000	358,873
Ziff Davis, Inc. 4.625%, due 10/15/30[2]		44,000	40,937
			1,306,014
	Face amount[1]		Value
Corporate bonds—(continued)
Investment companies—0.7%
Compass Group Diversified Holdings LLC 5.000%, due 01/15/32[2]		75,000	$65,691
5.250%, due 04/15/29[2]		25,000	23,224
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, due 02/01/29		50,000	42,875
5.250%, due 05/15/27		150,000	146,138
6.250%, due 05/15/26		210,000	208,647
9.000%, due 06/15/30		75,000	72,842
9.750%, due 01/15/29		100,000	101,000
10.000%, due 11/15/29[2]		25,000	25,311
Linx Capital Ltd. 15.200%, due 12/30/25[2]	EUR	497,073	524,715
			1,210,443
Iron & steel—1.5%
Algoma Steel, Inc. 9.125%, due 04/15/29[2]		50,000	45,344
ATI, Inc. 4.875%, due 10/01/29		75,000	73,331
5.125%, due 10/01/31		125,000	121,341
7.250%, due 08/15/30		50,000	52,414
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.750%, due 07/15/26[2]		175,000	164,965
Big River Steel LLC/BRS Finance Corp. 6.625%, due 01/31/29[2]		140,000	139,982
Carpenter Technology Corp. 6.375%, due 07/15/28		200,000	200,765
Champion Iron Canada, Inc. 7.875%, due 07/15/32[2]		50,000	51,068
Cleveland-Cliffs, Inc. 4.875%, due 03/01/31[2]		50,000	44,368
5.875%, due 06/01/27		225,000	225,165
6.750%, due 04/15/30[2]		25,000	24,868
6.875%, due 11/01/29[2]		100,000	100,048
7.000%, due 03/15/32[2]		150,000	146,341
7.375%, due 05/01/33[2]		75,000	73,017
7.500%, due 09/15/31[2]		25,000	24,955
Commercial Metals Co. 4.125%, due 01/15/30		50,000	47,463
4.375%, due 03/15/32		50,000	46,305
Infrabuild Australia Pty. Ltd. 14.500%, due 11/15/28[2]		50,000	54,398
Mineral Resources Ltd. 8.000%, due 11/01/27[2]		100,000	101,657
8.125%, due 05/01/27[2]		148,000	148,436
Samarco Mineracao SA 9.500% Cash or 9.000% PIK, 9.500%, due 06/30/31[6,7]		722,225	714,100
TMS International Corp. 6.250%, due 04/15/29[2]		50,000	47,603
			2,647,934

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
IT services—0.2%
Seagate Data Storage Technology Pte. Ltd. 4.125%, due 01/15/31[2]		80,000	$70,605
5.875%, due 07/15/30[2]		50,000	50,510
9.625%, due 12/01/32[2]		224,000	252,275
			373,390
Leisure time—2.4%
Carnival Corp. 5.750%, due 03/01/27[2]		59,000	59,589
5.750%, due 01/15/30[2]	EUR	175,000	215,122
5.750%, due 08/01/32[2]		200,000	201,354
5.875%, due 06/15/31[2]		100,000	101,500
6.000%, due 05/01/29[2]		350,000	353,104
6.125%, due 02/15/33[2]		150,000	152,661
6.650%, due 01/15/28		100,000	102,925
Carnival PLC 1.000%, due 10/28/29	EUR	275,000	286,217
Deuce Finco PLC 5.500%, due 06/15/27[6]	GBP	100,000	131,570
Life Time, Inc. 6.000%, due 11/15/31[2]		175,000	176,291
MajorDrive Holdings IV LLC 6.375%, due 06/01/29[2]		150,000	123,729
NCL Corp. Ltd. 5.875%, due 02/15/27[2]		50,000	50,148
6.750%, due 02/01/32[2]		200,000	205,424
7.750%, due 02/15/29[2]		100,000	106,084
8.125%, due 01/15/29[2]		25,000	26,264
NCL Finance Ltd. 6.125%, due 03/15/28[2]		100,000	101,207
Pinnacle Bidco PLC 8.250%, due 10/11/28[6]	EUR	100,000	119,848
10.000%, due 10/11/28[6]	GBP	100,000	139,486
Royal Caribbean Cruises Ltd. 5.375%, due 07/15/27[2]		300,000	301,423
5.625%, due 09/30/31[2]		125,000	125,898
Sabre GLBL, Inc. 11.125%, due 07/15/30[2]		25,000	26,356
TUI AG 5.875%, due 03/15/29[2]	EUR	100,000	119,255
TUI Cruises GmbH 5.000%, due 05/15/30[2]		100,000	116,649
6.250%, due 04/15/29[2]		100,000	119,609
Viking Cruises Ltd. 5.875%, due 09/15/27[2]		300,000	299,806
7.000%, due 02/15/29[2]		100,000	100,769
Viking Ocean Cruises Ship VII Ltd. 5.625%, due 02/15/29[2]		75,000	74,502
VOC Escrow Ltd. 5.000%, due 02/15/28[2]		150,000	148,637
			4,085,427
Lodging—1.4%
Boyd Gaming Corp. 4.750%, due 12/01/27		25,000	24,771
4.750%, due 06/15/31[2]		250,000	238,124
	Face amount[1]		Value
Corporate bonds—(continued)
Lodging—(concluded)
Full House Resorts, Inc. 8.250%, due 02/15/28[2]		100,000	$96,804
Hilton Domestic Operating Co., Inc. 4.000%, due 05/01/31[2]		325,000	303,251
4.875%, due 01/15/30		25,000	24,657
5.750%, due 09/15/33[2]		75,000	75,071
5.875%, due 03/15/33[2]		75,000	75,563
6.125%, due 04/01/32[2]		75,000	76,489
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, due 07/01/31[2]		175,000	160,904
5.000%, due 06/01/29[2]		200,000	191,416
Marriott Ownership Resorts, Inc. 4.500%, due 06/15/29[2]		50,000	47,835
Melco Resorts Finance Ltd. 7.625%, due 04/17/32[2]		200,000	205,250
MGM Resorts International 6.500%, due 04/15/32		125,000	126,966
Motel One GmbH/Muenchen 7.750%, due 04/02/31[6]	EUR	150,000	185,535
Station Casinos LLC 4.500%, due 02/15/28[2]		25,000	24,440
4.625%, due 12/01/31[2]		75,000	70,187
Studio City Finance Ltd. 5.000%, due 01/15/29[2]		200,000	187,250
Travel & Leisure Co. 4.625%, due 03/01/30[2]		75,000	71,876
TVL Finance PLC 10.250%, due 04/28/28[2]	GBP	100,000	130,655
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, due 05/15/27[2]		150,000	149,724
			2,466,768
Machinery-construction & mining—0.1%
Manitowoc Co., Inc. 9.250%, due 10/01/31[2]		50,000	53,125
Terex Corp. 5.000%, due 05/15/29[2]		150,000	146,411
			199,536
Machinery-diversified—0.1%
Galapagos SA 5.375%, due 06/15/21[6,10]	EUR	27,500	157
GrafTech Global Enterprises, Inc. 9.875%, due 12/23/29[2]		75,000	66,002
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.000%, due 02/15/29[2]		75,000	77,395
			143,554
Media—4.9%
AMC Networks, Inc. 4.250%, due 02/15/29		28,000	22,415
10.250%, due 01/15/29[2]		25,000	25,656
10.500%, due 07/15/32[2]		50,000	50,875

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[2]	225,000	$205,516
4.250%, due 01/15/34[2]	375,000	323,120
4.500%, due 05/01/32	50,000	45,368
4.500%, due 06/01/33[2]	475,000	421,675
4.750%, due 03/01/30[2]	175,000	166,284
4.750%, due 02/01/32[2]	600,000	554,617
6.375%, due 09/01/29[2]	200,000	201,838
7.375%, due 03/01/31[2]	100,000	102,805
Charter Communications Operating LLC/Charter Communications Operating Capital 4.800%, due 03/01/50	25,000	19,385
5.375%, due 05/01/47	25,000	21,199
6.484%, due 10/23/45	75,000	72,973
Colombia Telecomunicaciones SA ESP 4.950%, due 07/17/30[6]	450,000	396,000
CSC Holdings LLC 4.500%, due 11/15/31[2]	400,000	266,468
5.000%, due 11/15/31[2]	200,000	92,314
11.250%, due 05/15/28[2]	400,000	402,082
11.750%, due 01/31/29[2]	400,000	374,156
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, due 08/15/27[2]	250,000	248,626
10.000%, due 02/15/31[2]	350,000	337,532
Discovery Communications LLC 3.625%, due 05/15/30	75,000	66,436
3.950%, due 03/20/28	50,000	48,125
4.125%, due 05/15/29	100,000	93,148
DISH DBS Corp. 5.125%, due 06/01/29	125,000	92,808
5.250%, due 12/01/26[2]	75,000	70,592
5.750%, due 12/01/28[2]	175,000	156,379
7.375%, due 07/01/28	175,000	134,312
7.750%, due 07/01/26	100,000	88,875
DISH Network Corp. 11.750%, due 11/15/27[2]	275,000	286,396
EW Scripps Co. 9.875%, due 08/15/30[2,11]	50,000	49,688
Gray Media, Inc. 4.750%, due 10/15/30[2]	150,000	111,937
5.375%, due 11/15/31[2]	100,000	73,794
7.250%, due 08/15/33[2]	50,000	49,737
9.625%, due 07/15/32[2]	50,000	50,439
iHeartCommunications, Inc. 7.000%, due 01/15/31[2]	40,000	30,183
7.750%, due 08/15/30[2]	133,500	103,943
9.125%, due 05/01/29[2]	28,776	24,003
10.875%, due 05/01/30[2]	60,000	29,719
McGraw-Hill Education, Inc. 8.000%, due 08/01/29[2]	125,000	127,060
Midcontinent Communications 8.000%, due 08/15/32[2]	50,000	52,758
	Face amount[1]		Value
Corporate bonds—(continued)
Media—(concluded)
News Corp. 5.125%, due 02/15/32[2]		75,000	$73,099
Scripps Escrow II, Inc. 5.375%, due 01/15/31[2]		75,000	54,857
Scripps Escrow, Inc. 5.875%, due 07/15/27[2]		25,000	24,969
Sinclair Television Group, Inc. 4.375%, due 12/31/32[2]		50,000	37,085
5.125%, due 02/15/27[2]		75,000	72,276
Sirius XM Radio LLC 3.875%, due 09/01/31[2]		350,000	308,778
4.000%, due 07/15/28[2]		50,000	47,589
5.500%, due 07/01/29[2]		150,000	148,135
Sunrise FinCo I BV 4.875%, due 07/15/31[2]		200,000	188,520
TEGNA, Inc. 4.625%, due 03/15/28		25,000	24,268
5.000%, due 09/15/29		25,000	24,031
Univision Communications, Inc. 4.500%, due 05/01/29[2]		275,000	254,451
7.375%, due 06/30/30[2]		125,000	124,314
8.000%, due 08/15/28[2]		25,000	25,683
9.375%, due 08/01/32[2]		150,000	155,640
Virgin Media Finance PLC 5.000%, due 07/15/30[2]		200,000	180,287
Virgin Media O2 Vendor Financing Notes V DAC 7.875%, due 03/15/32[2]	GBP	100,000	136,739
Virgin Media Secured Finance PLC 4.125%, due 08/15/30[6]		200,000	239,051
VZ Vendor Financing II BV 2.875%, due 01/15/29[6]	EUR	100,000	104,140
Ziggo Bond Co. BV 6.125%, due 11/15/32[6]		100,000	105,954
			8,421,102
Metal fabricate/hardware—0.0%†
Roller Bearing Co. of America, Inc. 4.375%, due 10/15/29[2]		75,000	72,123
Mining—2.1%
Aris Mining Corp. 8.000%, due 10/31/29[2]		200,000	205,500
Arsenal AIC Parent LLC 8.000%, due 10/01/30[2]		150,000	159,001
11.500%, due 10/01/31[2]		50,000	55,606
Capstone Copper Corp. 6.750%, due 03/31/33[2]		25,000	25,479
Century Aluminum Co. 6.875%, due 08/01/32[2]		50,000	50,518
Coeur Mining, Inc. 5.125%, due 02/15/29[2]		100,000	97,057
Compass Minerals International, Inc. 8.000%, due 07/01/30[2]		50,000	51,802

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Mining—(concluded)
Constellium SE 3.125%, due 07/15/29[2]	EUR	100,000	$111,852
3.125%, due 07/15/29[6]		100,000	111,852
First Quantum Minerals Ltd. 8.000%, due 03/01/33[2]		650,000	669,500
Fortescue Treasury Pty. Ltd. 4.375%, due 04/01/31[2]		150,000	140,535
5.875%, due 04/15/30[2]		150,000	151,879
6.125%, due 04/15/32[2]		150,000	152,954
Freeport-McMoRan, Inc. 5.450%, due 03/15/43		50,000	47,111
Hudbay Minerals, Inc. 4.500%, due 04/01/26[2]		75,000	74,392
IAMGOLD Corp. 5.750%, due 10/15/28[2]		50,000	49,224
Kaiser Aluminum Corp. 4.625%, due 03/01/28[2]		150,000	146,624
Novelis Corp. 3.875%, due 08/15/31[2]		50,000	44,849
4.750%, due 01/30/30[2]		25,000	23,935
6.875%, due 01/30/30[2]		50,000	51,522
Novelis Sheet Ingot GmbH 3.375%, due 04/15/29[6]	EUR	200,000	222,769
Stillwater Mining Co. 4.500%, due 11/16/29[6]		200,000	182,150
Taseko Mines Ltd. 8.250%, due 05/01/30[2]		50,000	52,207
Vedanta Resources Finance II PLC 10.250%, due 06/03/28[2]		450,000	463,781
WE Soda Investments Holding PLC 9.500%, due 10/06/28[6]		300,000	313,313
			3,655,412
Miscellaneous manufacturers—0.6%
Amsted Industries, Inc. 4.625%, due 05/15/30[2]		25,000	23,942
Axon Enterprise, Inc. 6.125%, due 03/15/30[2]		75,000	76,598
6.250%, due 03/15/33[2]		150,000	153,670
FXI Holdings, Inc. 12.250%, due 11/15/26[2]		234,000	209,430
12.250%, due 11/15/26[2]		94,000	84,248
Maxam Prill SARL 6.000%, due 07/15/30[2]	EUR	300,000	341,153
Trinity Industries, Inc. 7.750%, due 07/15/28[2]		100,000	104,112
			993,153
Office & business equipment—0.1%
Xerox Corp. 13.500%, due 04/15/31[2]		25,000	24,437
Xerox Holdings Corp. 5.500%, due 08/15/28[2]		50,000	33,070
Zebra Technologies Corp. 6.500%, due 06/01/32[2]		175,000	179,371
			236,878
	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—9.1%
Aethon United BR LP/Aethon United Finance Corp. 7.500%, due 10/01/29[2]	50,000	$52,387
Antero Resources Corp. 7.625%, due 02/01/29[2]	49,000	50,032
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.625%, due 10/15/32[2]	50,000	50,860
6.625%, due 07/15/33[2]	25,000	25,346
9.000%, due 11/01/27[2]	150,000	182,151
Baytex Energy Corp. 8.500%, due 04/30/30[2]	100,000	101,764
California Resources Corp. 8.250%, due 06/15/29[2]	75,000	77,043
Chord Energy Corp. 6.750%, due 03/15/33[2]	50,000	51,001
CITGO Petroleum Corp. 8.375%, due 01/15/29[2]	250,000	259,252
Civitas Resources, Inc. 5.000%, due 10/15/26[2]	150,000	148,349
8.625%, due 11/01/30[2]	125,000	127,529
8.750%, due 07/01/31[2]	250,000	253,085
9.625%, due 06/15/33[2]	150,000	154,287
CNX Resources Corp. 6.000%, due 01/15/29[2]	125,000	124,933
7.250%, due 03/01/32[2]	50,000	51,550
7.375%, due 01/15/31[2]	25,000	25,766
Comstock Resources, Inc. 5.875%, due 01/15/30[2]	100,000	94,399
6.750%, due 03/01/29[2]	75,000	74,152
6.750%, due 03/01/29[2]	75,000	73,671
Constellation Oil Services Holding SA 9.375%, due 11/07/29[2]	200,000	205,000
Cosan Overseas Ltd. 8.250%, due 11/05/25[6,8]	300,000	301,968
Crescent Energy Finance LLC 7.375%, due 01/15/33[2]	125,000	119,584
7.625%, due 04/01/32[2]	50,000	48,860
DNO ASA Series 1235, Steps to 15.750% on 06/17/85, 10.750%, due 06/17/85[6]	400,000	399,672
Ecopetrol SA 4.625%, due 11/02/31	450,000	388,179
5.875%, due 05/28/45	500,000	354,435
8.375%, due 01/19/36	200,000	197,400
8.625%, due 01/19/29	200,000	214,690
Energean PLC 6.500%, due 04/30/27[6]	250,000	245,463
EQT Corp. 6.500%, due 07/01/27[2]	25,000	25,507
7.500%, due 06/01/27[2]	75,000	76,338
FORESEA Holding SA 7.500%, due 06/15/30[6]	200,000	191,709
Global Marine, Inc. 7.000%, due 06/01/28	150,000	138,590

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Gulfport Energy Operating Corp. 6.750%, due 09/01/29[2]	25,000	$25,406
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[2]	25,000	24,557
6.000%, due 04/15/30[2]	100,000	98,334
6.000%, due 02/01/31[2]	125,000	120,409
6.250%, due 11/01/28[2]	100,000	100,386
7.250%, due 02/15/35[2]	50,000	48,728
8.375%, due 11/01/33[2]	25,000	26,088
Kimmeridge Texas Gas LLC 8.500%, due 02/15/30[2]	25,000	25,687
Kraken Oil & Gas Partners LLC 7.625%, due 08/15/29[2]	125,000	122,553
Leviathan Bond Ltd. 6.500%, due 06/30/27[6]	200,000	198,750
Long Ridge Energy LLC 8.750%, due 02/15/32[2]	25,000	25,925
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.875%, due 12/01/32[2]	100,000	101,042
Matador Resources Co. 6.250%, due 04/15/33[2]	175,000	173,370
6.500%, due 04/15/32[2]	75,000	75,221
6.875%, due 04/15/28[2]	75,000	76,228
MC Brazil Downstream Trading SARL 7.250%, due 06/30/31[6]	228,052	184,722
Medco Laurel Tree Pte. Ltd. 6.950%, due 11/12/28[6]	200,000	199,380
MEG Energy Corp. 5.875%, due 02/01/29[2]	25,000	25,003
Moss Creek Resources Holdings, Inc. 8.250%, due 09/01/31[2]	25,000	24,404
Murphy Oil Corp. 6.000%, due 10/01/32	25,000	23,991
Nabors Industries Ltd. 7.500%, due 01/15/28[2]	150,000	138,418
Nabors Industries, Inc. 7.375%, due 05/15/27[2]	25,000	25,231
8.875%, due 08/15/31[2]	25,000	20,044
9.125%, due 01/31/30[2]	75,000	74,230
Noble Finance II LLC 8.000%, due 04/15/30[2]	150,000	152,995
Northern Oil & Gas, Inc. 8.125%, due 03/01/28[2]	125,000	126,217
8.750%, due 06/15/31[2]	250,000	256,846
Parkland Corp. 4.500%, due 10/01/29[2,9]	250,000	240,863
4.625%, due 05/01/30[2,9]	100,000	95,897
5.875%, due 07/15/27[2,9]	75,000	75,064
PBF Holding Co. LLC/PBF Finance Corp. 6.000%, due 02/15/28	275,000	264,649
7.875%, due 09/15/30[2]	25,000	22,801
Permian Resources Operating LLC 5.375%, due 01/15/26[2]	125,000	124,790
5.875%, due 07/01/29[2]	50,000	50,031
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
6.250%, due 02/01/33[2]		50,000	$50,297
8.000%, due 04/15/27[2]		75,000	76,689
Petrobras Global Finance BV 6.850%, due 06/05/15		650,000	578,110
Petroleos Mexicanos 2.750%, due 04/21/27[6]	EUR	275,000	304,220
5.350%, due 02/12/28		700,000	681,415
6.500%, due 03/13/27		375,000	374,899
6.500%, due 06/02/41		1,250,000	988,250
6.625%, due 06/15/35		450,000	399,922
6.750%, due 09/21/47		479,000	369,549
6.950%, due 01/28/60		250,000	192,900
7.690%, due 01/23/50		750,000	632,850
10.000%, due 02/07/33		100,000	111,145
Precision Drilling Corp. 6.875%, due 01/15/29[2]		100,000	99,936
7.125%, due 01/15/26[2]		22,000	21,976
Puma International Financing SA 7.750%, due 04/25/29[6]		200,000	206,642
Range Resources Corp. 8.250%, due 01/15/29		125,000	128,166
Sanchez Energy Corp. 0.000%, due 06/15/21[10]		475,000	48
0.000%, due 01/15/23		325,000	33
Saturn Oil & Gas, Inc. 9.625%, due 06/15/29[2]		47,000	46,538
SM Energy Co. 6.500%, due 07/15/28		200,000	201,241
6.750%, due 08/01/29[2]		75,000	75,059
Sunoco LP 6.250%, due 07/01/33[2]		100,000	101,280
Sunoco LP/Sunoco Finance Corp. 4.500%, due 04/30/30		25,000	23,971
6.000%, due 04/15/27		150,000	149,900
7.000%, due 09/15/28[2]		75,000	77,249
Talos Production, Inc. 9.000%, due 02/01/29[2]		50,000	51,245
9.375%, due 02/01/31[2]		125,000	127,464
Teine Energy Ltd. 6.875%, due 04/15/29[2]		125,000	122,922
Transocean Aquila Ltd. 8.000%, due 09/30/28[2]		40,770	41,285
Transocean Titan Financing Ltd. 8.375%, due 02/01/28[2]		45,238	46,362
Transocean, Inc. 6.800%, due 03/15/38		250,000	187,579
7.500%, due 04/15/31		125,000	108,841
8.000%, due 02/01/27[2]		86,000	85,361
8.250%, due 05/15/29[2]		75,000	70,831
8.500%, due 05/15/31[2]		50,000	45,938
8.750%, due 02/15/30[2]		20,000	20,735
9.350%, due 12/15/41		125,000	104,688
Valaris Ltd. 8.375%, due 04/30/30[2]		125,000	129,111

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Vermilion Energy, Inc. 6.875%, due 05/01/30[2]		100,000	$97,004
7.250%, due 02/15/33[2]		25,000	23,635
Vital Energy, Inc. 7.750%, due 07/31/29[2]		50,000	45,495
7.875%, due 04/15/32[2]		95,000	83,383
9.750%, due 10/15/30		150,000	140,710
			15,678,086
Oil & gas services—0.8%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, due 04/01/28[2]		175,000	174,990
6.875%, due 04/01/27[2]		27,000	27,015
Aris Water Holdings LLC 7.250%, due 04/01/30[2]		50,000	51,281
Bristow Group, Inc. 6.875%, due 03/01/28[2]		75,000	75,177
Enerflex Ltd. 9.000%, due 10/15/27[2]		90,000	92,679
Helix Energy Solutions Group, Inc. 9.750%, due 03/01/29[2]		125,000	130,529
Kodiak Gas Services LLC 7.250%, due 02/15/29[2]		75,000	76,811
Nine Energy Service, Inc. 13.000%, due 02/01/28		150,000	70,830
Star Holding LLC 8.750%, due 08/01/31[2]		50,000	48,996
USA Compression Partners LP/USA Compression Finance Corp. 7.125%, due 03/15/29[2]		125,000	127,782
Weatherford International Ltd. 8.625%, due 04/30/30[2]		400,000	410,925
			1,287,015
Packaging & containers—1.9%
ARD Finance SA 5.000% Cash or 5.750% PIK, 5.000%, due 06/30/27[6,7]	EUR	185,206	7,794
6.500% Cash or 7.250% PIK, 6.500%, due 06/30/27[2,7]		429,525	29,798
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.000%, due 09/01/28[6]	EUR	125,000	135,439
3.000%, due 09/01/29[6]		100,000	103,247
6.000%, due 06/15/27[2]		200,000	200,176
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, due 08/15/26[6]	EUR	300,000	341,429
4.750%, due 07/15/27[6]	GBP	275,000	181,433
5.250%, due 08/15/27[2]		200,000	96,000
Ball Corp. 3.125%, due 09/15/31		125,000	111,880
6.875%, due 03/15/28		125,000	127,588
	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(concluded)
Clydesdale Acquisition Holdings, Inc. 6.625%, due 04/15/29[2]		25,000	$25,296
6.750%, due 04/15/32[2]		200,000	204,862
8.750%, due 04/15/30[2]		50,000	51,029
Crown European Holdings SACA 4.500%, due 01/15/30[2]	EUR	100,000	119,139
4.500%, due 01/15/30[6]		100,000	119,139
Graphic Packaging International LLC 6.375%, due 07/15/32[2]		25,000	25,302
Kleopatra Finco SARL 6.500% Cash or 2.500% PIK, 9.000%, due 09/01/29[6,7]	EUR	125,625	109,028
LABL, Inc. 8.625%, due 10/01/31[2]		50,000	41,530
Mauser Packaging Solutions Holding Co. 9.250%, due 04/15/27[2]		75,000	74,231
OI European Group BV 4.750%, due 02/15/30[2]		225,000	213,190
Owens-Brockway Glass Container, Inc. 6.625%, due 05/13/27[2]		163,000	163,196
7.250%, due 05/15/31[2]		100,000	101,124
7.375%, due 06/01/32[2]		25,000	25,189
Sealed Air Corp. 4.000%, due 12/01/27[2]		51,000	49,515
5.000%, due 04/15/29[2]		75,000	73,979
6.500%, due 07/15/32[2]		50,000	51,497
Sealed Air Corp./Sealed Air Corp. U.S. 7.250%, due 02/15/31[2]		50,000	51,970
Silgan Holdings, Inc. 2.250%, due 06/01/28	EUR	100,000	111,311
Trident TPI Holdings, Inc. 12.750%, due 12/31/28[2]		25,000	26,745
TriMas Corp. 4.125%, due 04/15/29[2]		150,000	143,910
Trivium Packaging Finance BV 6.625%, due 07/15/30[2]	EUR	100,000	119,064
			3,235,030
Pharmaceuticals—2.2%
1261229 BC Ltd. 10.000%, due 04/15/32[2]		200,000	203,618
AbbVie, Inc. 5.600%, due 03/15/55		100,000	99,293
Amneal Pharmaceuticals LLC 6.875%, due 08/01/32[2,11]		50,000	50,749
Bausch Health Americas, Inc. 8.500%, due 01/31/27[2]		50,000	49,562
9.250%, due 04/01/26[2]		75,000	75,112
Bausch Health Cos., Inc. 4.875%, due 06/01/28[2]		50,000	44,250
5.250%, due 01/30/30[2]		50,000	32,159
5.250%, due 02/15/31[2]		50,000	30,409
7.000%, due 01/15/28[2]		50,000	43,687
7.250%, due 05/30/29[2]		150,000	110,395
11.000%, due 09/30/28[2]		100,000	102,750

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
BellRing Brands, Inc. 7.000%, due 03/15/30[2]		175,000	$181,548
Centrient Holding BV 6.750%, due 05/30/30[6]	EUR	100,000	117,156
6.750%, due 05/30/30[2]		100,000	117,156
CVS Health Corp. (fixed, converts to FRN on 12/10/34), 6.750%, due 12/10/54[5]		25,000	25,021
(fixed, converts to FRN on 03/10/30), 7.000%, due 03/10/55[5]		125,000	128,605
Dolcetto Holdco SpA 5.625%, due 07/14/32[2]	EUR	200,000	232,492
Endo Finance Holdings, Inc. 8.500%, due 04/15/31[2]		25,000	26,596
Endo Luxembourg Finance Co. I SARL 0.000%, due 04/01/29[2,3,4,9]		125,000	0
Grifols SA 7.500%, due 05/01/30[6]	EUR	325,000	391,274
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, due 09/01/25[2]		35,000	35,088
HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, due 06/01/29[2]		25,000	20,834
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.750%, due 11/14/28[2]		15,018	15,337
Neopharmed Gentili SpA 7.125%, due 04/08/30[6]	EUR	175,000	209,850
Nidda Healthcare Holding GmbH 5.625%, due 02/21/30[6]		200,000	234,690
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, due 04/30/28[2]		200,000	189,302
5.125%, due 04/30/31[2]		200,000	173,023
Owens & Minor, Inc. 4.500%, due 03/31/29[2]		75,000	64,861
6.625%, due 04/01/30[2]		25,000	22,512
P&L Development LLC/PLD Finance Corp. 9.000% Cash and 3.500% PIK, 12.000%, due 05/15/29[2,7]		100,877	103,651
Par Pharmaceutical, Inc. 0.000%, due 04/01/27[2,3,4,9]		198,000	0
Rossini SARL 6.750%, due 12/31/29[2]	EUR	100,000	120,440
Teva Pharmaceutical Finance Netherlands II BV 4.125%, due 06/01/31		100,000	114,833
4.375%, due 05/09/30		100,000	116,819
7.875%, due 09/15/31		200,000	275,058
			3,758,130
Pipelines—3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[2]		25,000	24,790
5.750%, due 03/01/27[2]		150,000	150,063
6.625%, due 02/01/32[2]		100,000	102,796
	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[2]	75,000	$77,775
7.250%, due 07/15/32[2]	25,000	26,358
Buckeye Partners LP 5.850%, due 11/15/43	50,000	44,453
6.750%, due 02/01/30[2]	50,000	51,763
6.875%, due 07/01/29[2]	100,000	102,939
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[2]	250,000	244,229
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%, due 06/01/28[2]	100,000	100,486
7.375%, due 06/30/33[2]	75,000	74,140
8.625%, due 03/15/29[2]	225,000	234,160
DT Midstream, Inc. 4.125%, due 06/15/29[2]	25,000	24,076
Energy Transfer LP (fixed, converts to FRN on 10/01/29), 7.125%, due 10/01/54[5]	75,000	76,906
Excelerate Energy LP 8.000%, due 05/15/30[2]	125,000	130,856
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, due 05/15/32	175,000	180,985
8.000%, due 05/15/33	125,000	129,595
8.875%, due 04/15/30	50,000	52,929
Global Partners LP/GLP Finance Corp. 7.125%, due 07/01/33[2]	50,000	50,775
Harvest Midstream I LP 7.500%, due 09/01/28[2]	200,000	202,434
7.500%, due 05/15/32[2]	75,000	77,958
Hess Midstream Operations LP 4.250%, due 02/15/30[2]	25,000	24,190
5.125%, due 06/15/28[2]	225,000	223,841
5.500%, due 10/15/30[2]	50,000	50,218
6.500%, due 06/01/29[2]	50,000	51,505
Howard Midstream Energy Partners LLC 7.375%, due 07/15/32[2]	100,000	103,392
8.875%, due 07/15/28[2]	100,000	104,269
ITT Holdings LLC 6.500%, due 08/01/29[2]	150,000	142,876
Kinetik Holdings LP 5.875%, due 06/15/30[2]	125,000	125,101
6.625%, due 12/15/28[2]	25,000	25,568
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500%, due 02/15/28[2]	150,000	158,967
New Fortress Energy, Inc. 6.500%, due 09/30/26[2]	50,000	17,495
NFE Financing LLC 12.000%, due 11/15/29[2]	225,000	79,711
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, due 02/15/29[2]	225,000	222,655
8.375%, due 02/15/32[2]	125,000	122,275

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
Northriver Midstream Finance LP 6.750%, due 07/15/32[2]		125,000	$127,265
NuStar Logistics LP 5.625%, due 04/28/27		25,000	25,127
6.375%, due 10/01/30		175,000	180,284
ONEOK, Inc. 5.050%, due 04/01/45		75,000	63,675
5.450%, due 06/01/47		125,000	110,879
5.600%, due 04/01/44		25,000	22,873
Plains All American Pipeline LP Series B, 3 mo. USD Term SOFR + 4.372%, 8.698%, due 08/30/25[5,8]		150,000	150,085
Prairie Acquiror LP 9.000%, due 08/01/29[2]		75,000	77,684
Rockies Express Pipeline LLC 4.800%, due 05/15/30[2]		50,000	48,099
4.950%, due 07/15/29[2]		50,000	49,023
6.875%, due 04/15/40[2]		100,000	100,660
South Bow Canadian Infrastructure Holdings Ltd. (fixed, converts to FRN on 03/01/35), 7.500%, due 03/01/55[2,5]		50,000	51,947
(fixed, converts to FRN on 03/01/30), 7.625%, due 03/01/55[2,5]		75,000	77,459
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 09/01/31[2]		100,000	97,992
7.375%, due 02/15/29[2]		75,000	76,952
Targa Resources Corp. 4.950%, due 04/15/52		50,000	41,454
6.500%, due 02/15/53		50,000	51,076
TransMontaigne Partners LLC 8.500%, due 06/15/30[2]		50,000	52,267
Venture Global Calcasieu Pass LLC 4.125%, due 08/15/31[2]		25,000	23,092
6.250%, due 01/15/30[2]		100,000	102,701
Venture Global LNG, Inc. 8.375%, due 06/01/31[2]		250,000	258,589
9.500%, due 02/01/29[2]		225,000	245,380
9.875%, due 02/01/32[2]		125,000	134,868
Venture Global Plaquemines LNG LLC 6.500%, due 01/15/34[2]		325,000	334,344
6.750%, due 01/15/36[2]		200,000	205,741
Western Midstream Operating LP 5.300%, due 03/01/48		50,000	42,029
			6,364,074
Real estate—3.0%
ADLER Real Estate GmbH 3.000%, due 04/27/26[6]	EUR	200,000	224,606
Alpha Star Holding VIII Ltd. 8.375%, due 04/12/27[6]		200,000	207,375
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.000%, due 04/15/30[2]		219,400	210,114
	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.250%, due 04/15/30[2]		50,000	$41,980
5.750%, due 01/15/29[2]		125,000	111,276
9.750%, due 04/15/30[2]		50,000	52,070
CPI Property Group SA 6.000%, due 01/27/32[6]	EUR	200,000	232,805
7.000%, due 05/07/29[6]		109,000	133,409
Greystar Real Estate Partners LLC 7.750%, due 09/01/30[2]		75,000	79,290
Heimstaden AB (fixed, converts to FRN on 01/15/27), 6.750%, due 10/15/26[5,6,8]	EUR	200,000	188,974
Heimstaden Bostad AB (fixed, converts to FRN on 05/01/27), 2.625%, due 02/01/27[5,6,8]		475,000	519,858
Howard Hughes Corp. 4.125%, due 02/01/29[2]		125,000	119,157
5.375%, due 08/01/28[2]		250,000	248,466
IRSA Inversiones y Representaciones SA 8.000%, due 03/31/35[2]		200,000	200,634
IWG U.S. Finance LLC 6.500%, due 06/28/30[6]	EUR	100,000	124,501
Kennedy-Wilson, Inc. 4.750%, due 03/01/29		50,000	47,023
4.750%, due 02/01/30		75,000	69,106
MAF Global Securities Ltd. (fixed, converts to FRN on 03/20/26), 6.375%, due 03/20/26[5,6,8]		200,000	199,250
Neinor Homes SA 5.875%, due 02/15/30[2]	EUR	100,000	119,320
NWD MTN Ltd. 4.500%, due 05/19/30[6]		200,000	98,676
Peach Property Finance GmbH 4.375%, due 11/15/25[6]	EUR	200,000	223,611
Pingan Real Estate Capital Ltd. 3.450%, due 07/29/26[6]		200,000	193,775
Port of Spain Waterfront Development 7.875%, due 02/19/40[2]		300,000	294,000
Ronshine China Holdings Ltd. 8.100%, due 06/09/23[6,10]		50,000	500
Samhallsbyggnadsbolaget I Norden Holding AB 2.375%, due 08/04/26[6]	EUR	100,000	110,000
5.000%, due 10/20/29[6]		175,000	175,502
Signa Development Finance SCS 5.500%, due 07/23/26[6,10]		100,000	15,406
5.500%, due 07/23/26[2,10]		200,000	30,812
Vanke Real Estate Hong Kong Co. Ltd. 3.975%, due 11/09/27[6]		200,000	160,900
Vivion Investments SARL 6.500%, due 02/28/29[6,7]	EUR	201,500	225,472
6.500% Cash or 1.500% PIK, 6.500%, due 08/31/28[6,7]		100,750	113,555

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(concluded)
Yanlord Land HK Co. Ltd. 5.125%, due 05/20/26[6]		400,000	$398,264
			5,169,687
Real estate investment trusts—2.8%
Alexandrite Monnet U.K. Holdco PLC 10.500%, due 05/15/29[6]	EUR	225,000	282,312
Arbor Realty SR, Inc. 7.875%, due 07/15/30[2]		75,000	76,590
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[2]		225,000	218,410
7.750%, due 12/01/29[2]		25,000	26,427
Iron Mountain Information Management Services, Inc. 5.000%, due 07/15/32[2]		325,000	310,148
Iron Mountain, Inc. 4.500%, due 02/15/31[2]		200,000	189,142
4.875%, due 09/15/27[2]		200,000	198,482
4.875%, due 09/15/29[2]		75,000	73,333
5.000%, due 07/15/28[2]		50,000	49,487
5.250%, due 07/15/30[2]		275,000	270,251
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, due 02/01/27[2]		25,000	24,538
7.000%, due 07/15/31[2]		25,000	26,183
MPT Operating Partnership LP/MPT Finance Corp. 0.993%, due 10/15/26	EUR	200,000	214,518
3.500%, due 03/15/31		250,000	170,111
4.625%, due 08/01/29		25,000	19,003
5.000%, due 10/15/27		100,000	91,740
8.500%, due 02/15/32[2]		125,000	129,926
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, due 05/15/29[2]		125,000	120,243
5.875%, due 10/01/28[2]		50,000	49,805
7.000%, due 02/01/30[2]		50,000	51,205
Pebblebrook Hotel LP/PEB Finance Corp. 6.375%, due 10/15/29[2]		50,000	49,860
Prologis LP 5.250%, due 06/15/53		125,000	116,696
5.250%, due 03/15/54		50,000	46,676
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, due 02/15/29[2]		100,000	97,254
6.500%, due 04/01/32[2]		100,000	102,116
6.500%, due 06/15/33[2]		25,000	25,602
Rithm Capital Corp. 8.000%, due 04/01/29[2]		75,000	76,613
8.000%, due 07/15/30[2]		125,000	127,254
RLJ Lodging Trust LP 4.000%, due 09/15/29[2]		200,000	186,650
SBA Communications Corp. 3.875%, due 02/15/27		25,000	24,568
Service Properties Trust 4.375%, due 02/15/30		50,000	42,363
4.750%, due 10/01/26		125,000	122,659
	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
4.950%, due 02/15/27		25,000	$24,395
4.950%, due 10/01/29		75,000	65,973
5.250%, due 02/15/26		150,000	148,840
Starwood Property Trust, Inc. 6.000%, due 04/15/30[2]		125,000	126,227
6.500%, due 07/01/30[2]		50,000	51,429
6.500%, due 10/15/30[2]		50,000	51,466
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000%, due 01/15/30[2]		150,000	141,945
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 4.750%, due 04/15/28[2]		75,000	72,684
6.500%, due 02/15/29[2]		175,000	170,243
8.625%, due 06/15/32[2]		275,000	278,926
Uniti Group, Inc. 7.500%, due 12/01/27		25,000	28,905
XHR LP 4.875%, due 06/01/29[2]		75,000	72,388
6.625%, due 05/15/30[2]		50,000	50,819
			4,894,405
Retail—3.3%
1011778 BC ULC/New Red Finance, Inc. 4.000%, due 10/15/30[2]		500,000	463,256
4.375%, due 01/15/28[2]		50,000	48,859
6.125%, due 06/15/29[2]		75,000	76,655
Advance Auto Parts, Inc. 7.000%, due 08/01/30[2,11]		50,000	50,254
7.375%, due 08/01/33[2,11]		50,000	50,268
Asbury Automotive Group, Inc. 4.500%, due 03/01/28		15,000	14,751
4.625%, due 11/15/29[2]		50,000	48,043
5.000%, due 02/15/32[2]		25,000	23,648
Bath & Body Works, Inc. 6.625%, due 10/01/30[2]		50,000	51,180
6.750%, due 07/01/36		150,000	151,807
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.500%, due 07/01/32[2]		75,000	77,286
BCPE Ulysses Intermediate, Inc. 7.750% Cash or 8.500% PIK, 7.750%, due 04/01/27[2,7]		100,000	99,984
Bubbles Bidco SPA 6.500%, due 09/30/31[6]	EUR	200,000	235,142
Carvana Co. 13.000% PIK, 9.000%, due 06/01/30[2,7]		53,250	55,698
14.000% PIK, 9.000%, due 06/01/31[2,7]		68,112	80,997
Dufry One BV 4.750%, due 04/18/31[6]	EUR	150,000	176,829
Eroski S Coop 10.625%, due 04/30/29[2]		150,000	183,492
10.625%, due 04/30/29[6]		100,000	122,328
Ferrellgas LP/Ferrellgas Finance Corp. 5.375%, due 04/01/26[2]		175,000	173,719
5.875%, due 04/01/29[2]		175,000	161,584

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.750%, due 01/15/30[2]		200,000	$188,166
FirstCash, Inc. 4.625%, due 09/01/28[2]		125,000	122,212
5.625%, due 01/01/30[2]		75,000	74,224
6.875%, due 03/01/32[2]		75,000	76,883
Foundation Building Materials, Inc. 6.000%, due 03/01/29[2]		100,000	93,789
Fressnapf Holding SE 5.250%, due 10/31/31[6]	EUR	150,000	175,274
Gap, Inc. 3.625%, due 10/01/29[2]		25,000	23,070
3.875%, due 10/01/31[2]		25,000	22,217
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.750%, due 01/15/32[2]		200,000	177,096
LBM Acquisition LLC 6.250%, due 01/15/29[2]		175,000	153,562
LCM Investments Holdings II LLC 4.875%, due 05/01/29[2]		200,000	194,364
8.250%, due 08/01/31[2]		75,000	79,299
Liberty Interactive LLC 8.250%, due 02/01/30		50,000	6,881
Lithia Motors, Inc. 3.875%, due 06/01/29[2]		200,000	188,446
4.625%, due 12/15/27[2]		150,000	147,673
Macy's Retail Holdings LLC 4.500%, due 12/15/34		50,000	40,476
5.125%, due 01/15/42		150,000	105,169
6.375%, due 03/15/37		75,000	62,062
Michaels Cos., Inc. 5.250%, due 05/01/28[2]		100,000	79,297
7.875%, due 05/01/29[2]		150,000	99,491
Murphy Oil USA, Inc. 3.750%, due 02/15/31[2]		25,000	22,961
4.750%, due 09/15/29		50,000	48,888
Park River Holdings, Inc. 6.750%, due 08/01/29[2]		75,000	65,471
Patrick Industries, Inc. 4.750%, due 05/01/29[2]		100,000	96,825
QXO Building Products, Inc. 6.750%, due 04/30/32[2]		75,000	77,233
Raising Cane's Restaurants LLC 9.375%, due 05/01/29[2]		50,000	52,756
Rite Aid Corp. 0.000%, due 10/18/25[2,3,4,9,10]		15,847	0
0.000%, due 11/15/26[2,3,4,9,10]		87,000	0
0.000%, due 08/30/34[3,4,10]		5,396	1
3 mo. USD Term SOFR + 7.000%, 0.000%, due 08/30/31[2,7]		5,726	286
Series A, 15.000%, due 08/30/31[7]		17,048	170
Series B, 15.000%, due 08/30/31[7]		12,391	991
	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(concluded)
Saks Global Enterprises LLC 11.000%, due 12/15/29[2,9]		150,000	$33,750
SGUS LLC 11.000%, due 12/15/29[2]		42,928	40,116
Sonic Automotive, Inc. 4.625%, due 11/15/29[2]		50,000	48,086
4.875%, due 11/15/31[2]		25,000	23,562
Staples, Inc. 10.750%, due 09/01/29[2]		100,000	93,766
12.750%, due 01/15/30[2]		194,659	136,157
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, due 06/01/31[2]		75,000	70,438
Superior Plus LP/Superior General Partner, Inc. 4.500%, due 03/15/29[2]		50,000	47,699
Walgreens Boots Alliance, Inc. 4.100%, due 04/15/50		25,000	21,406
4.650%, due 06/01/46		50,000	47,878
4.800%, due 11/18/44		50,000	48,946
8.125%, due 08/15/29		25,000	26,836
Yum! Brands, Inc. 5.375%, due 04/01/32		225,000	223,782
			5,683,435
Savings & loans—0.0%†
Washington Mutual, Inc. 0.000%, due 09/21/49[3,10,12]		500,000	6,500
Semiconductors—0.3%
BE Semiconductor Industries NV 4.500%, due 07/15/31[2]	EUR	125,000	149,071
Entegris, Inc. 5.950%, due 06/15/30[2]		50,000	50,448
ON Semiconductor Corp. 3.875%, due 09/01/28[2]		175,000	169,111
Synaptics, Inc. 4.000%, due 06/15/29[2]		125,000	118,011
			486,641
Software—2.3%
Asmodee Group AB 5.750%, due 12/15/29[6]	EUR	106,667	128,517
AthenaHealth Group, Inc. 6.500%, due 02/15/30[2]		400,000	393,221
Castle U.S. Holding Corp. 10.000%, due 06/30/31[2]		205,000	51,250
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000%, due 06/15/29[2]		25,000	21,208
Cloud Software Group, Inc. 6.500%, due 03/31/29[2]		375,000	378,707
8.250%, due 06/30/32[2]		25,000	26,621
9.000%, due 09/30/29[2]		600,000	620,917
CoreWeave, Inc. 9.000%, due 02/01/31[2]		100,000	99,574
9.250%, due 06/01/30[2]		100,000	100,505

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Software—(concluded)
Dye & Durham Ltd. 8.625%, due 04/15/29[2]		25,000	$26,050
Elastic NV 4.125%, due 07/15/29[2]		75,000	71,330
Fair Isaac Corp. 6.000%, due 05/15/33[2]		75,000	75,352
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 7.875%, due 05/01/29[2]	EUR	125,000	149,530
IPD 3 BV 5.500%, due 06/15/31[2]		100,000	116,189
Open Text Corp. 3.875%, due 02/15/28[2]		25,000	24,063
3.875%, due 12/01/29[2]		150,000	140,406
Open Text Holdings, Inc. 4.125%, due 02/15/30[2]		125,000	117,163
4.125%, due 12/01/31[2]		275,000	250,264
Playtika Holding Corp. 4.250%, due 03/15/29[2]		125,000	114,299
Rocket Software, Inc. 6.500%, due 02/15/29[2]		25,000	24,308
SS&C Technologies, Inc. 5.500%, due 09/30/27[2]		300,000	300,065
6.500%, due 06/01/32[2]		175,000	179,942
Synopsys, Inc. 5.700%, due 04/01/55		75,000	73,956
Twilio, Inc. 3.875%, due 03/15/31		100,000	92,920
UKG, Inc. 6.875%, due 02/01/31[2]		175,000	179,666
X.AI LLC/X.AI Co. Issuer Corp. 12.500%, due 06/30/30		150,000	151,400
			3,907,423
Telecommunications—6.6%
Altice Financing SA 3.000%, due 01/15/28[6]	EUR	175,000	155,546
4.250%, due 08/15/29[6]		100,000	87,577
5.000%, due 01/15/28[2]		200,000	160,292
Altice France Holding SA 4.000%, due 02/15/28[6]	EUR	200,000	85,024
6.000%, due 02/15/28[2]		400,000	147,000
10.500%, due 05/15/27[2]		400,000	146,500
Altice France SA 3.375%, due 01/15/28[6]	EUR	400,000	399,077
5.125%, due 07/15/29[2]		375,000	324,375
5.500%, due 10/15/29[2]		200,000	173,432
C&W Senior Finance Ltd. 9.000%, due 01/15/33[2]		400,000	412,400
Ciena Corp. 4.000%, due 01/31/30[2]		50,000	47,244
CommScope LLC 4.750%, due 09/01/29[2]		38,000	36,900
7.125%, due 07/01/28[2]		25,000	24,742
8.250%, due 03/01/27[2]		225,000	225,520
	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
CommScope Technologies LLC 5.000%, due 03/15/27[2]		150,000	$146,886
Digicel Group Holdings Ltd. Series 1B, 0.000%, due 12/31/30[2,3,4,12]		55,330	2,767
Series 3B, 0.000%, due 12/31/30[2,3,4,12]		45,961	460
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S. 9.000% Cash and 1.500% PIK, 12.000%, due 05/25/27[7]		408,708	409,015
Digicel Midco Ltd./Difl U.S. II LLC 10.500% Cash or 11.000% PIK, 10.500%, due 11/25/28[7]		157,875	159,848
EchoStar Corp. 10.750%, due 11/30/29		513,000	540,574
6.75% Cash or 6.75% PIK, 6.750%, due 11/30/30[7]		207,425	196,535
Embarq LLC 7.995%, due 06/01/36		100,000	49,142
Fibercop SpA 5.250%, due 03/17/55	EUR	100,000	101,364
6.000%, due 09/30/34[2]		200,000	188,910
Frontier Communications Holdings LLC 5.000%, due 05/01/28[2]		150,000	149,811
5.875%, due 10/15/27[2]		50,000	50,009
5.875%, due 11/01/29		17,911	18,060
6.000%, due 01/15/30[2]		100,000	101,189
6.750%, due 05/01/29[2]		275,000	277,630
8.625%, due 03/15/31[2]		150,000	158,910
Frontier North, Inc. Series G, 6.730%, due 02/15/28		25,000	25,813
GoTo Group, Inc. 5.500%, due 05/01/28[2]		48,510	40,839
5.500%, due 05/01/28[2]		66,990	22,777
Hughes Satellite Systems Corp. 6.625%, due 08/01/26		125,000	94,559
Iliad Holding SASU 5.375%, due 04/15/30[2]	EUR	100,000	118,090
6.875%, due 04/15/31[2]		125,000	153,379
Level 3 Financing, Inc. 3.625%, due 01/15/29[2]		25,000	21,250
3.875%, due 10/15/30[2]		75,000	64,313
4.000%, due 04/15/31[2]		25,000	21,500
4.250%, due 07/01/28[2]		50,000	45,438
4.500%, due 04/01/30[2]		100,000	90,000
4.875%, due 06/15/29[2]		125,000	117,187
6.875%, due 06/30/33[2]		25,000	25,334
10.000%, due 10/15/32[2]		50,000	50,224
10.750%, due 12/15/30[2]		50,000	56,313
11.000%, due 11/15/29[2]		22,356	25,347
Liberty Costa Rica Senior Secured Finance 10.875%, due 01/15/31[2]		200,000	213,050
10.875%, due 01/15/31[6]		250,000	266,312

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Lorca Telecom Bondco SA 4.000%, due 09/18/27[2]	EUR	125,000	$142,921
5.750%, due 04/30/29[6]		100,000	119,217
Lumen Technologies, Inc. 4.125%, due 04/15/29[2]		71,160	69,303
4.125%, due 04/15/30[2]		21,162	20,612
4.500%, due 01/15/29[2]		75,000	68,114
Series G, 6.875%, due 01/15/28		25,000	24,552
10.000%, due 10/15/32[2]		75,000	75,844
Nokia of America Corp. 6.450%, due 03/15/29		175,000	170,457
Odido Holding BV 3.750%, due 01/15/29[6]	EUR	175,000	199,173
PLT VII Finance SARL 6.000%, due 06/15/31[6]		225,000	267,714
Rogers Communications, Inc. (fixed, converts to FRN on 04/15/30), 7.000%, due 04/15/55[5]		25,000	25,559
(fixed, converts to FRN on 04/15/35), 7.125%, due 04/15/55[5]		25,000	25,583
SoftBank Group Corp. 3.875%, due 07/06/32[6]	EUR	100,000	106,439
5.750%, due 07/08/32[6]		100,000	116,322
TalkTalk Telecom Group Ltd. 11.750%, due 03/01/28[2,7]	GBP	39,583	5,228
Telecom Argentina SA 9.500%, due 07/18/31[6]		390,000	409,449
Telecom Italia Capital SA 6.375%, due 11/15/33		75,000	77,572
Telecommunications Services of Trinidad & Tobago Ltd. 8.875%, due 10/18/29[6]		400,000	403,200
Telefonica Europe BV (fixed, converts to FRN on 05/03/30), 6.135%, due 02/03/30[5,6,8]	EUR	100,000	123,596
Telesat Canada/Telesat LLC 4.875%, due 06/01/27[2]		50,000	30,875
5.625%, due 12/06/26[2]		125,000	79,737
6.500%, due 10/15/27[2]		75,000	28,125
UPCB Finance VII Ltd. 3.625%, due 06/15/29[6]	EUR	125,000	142,264
Veon Midco BV 9.000%, due 07/15/29[2]		200,000	205,049
Viasat, Inc. 6.500%, due 07/15/28[2]		25,000	23,565
7.500%, due 05/30/31[2]		50,000	43,535
Vmed O2 U.K. Financing I PLC 4.250%, due 01/31/31[2]		200,000	182,226
4.750%, due 07/15/31[2]		200,000	185,034
5.625%, due 04/15/32[2]	EUR	125,000	147,318
	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Vodafone Group PLC (fixed, converts to FRN on 08/27/26), 2.625%, due 08/27/80[5,6]		125,000	$142,536
(fixed, converts to FRN on 08/27/30), 3.000%, due 08/27/80[5,6]		100,000	110,265
(fixed, converts to FRN on 10/03/28), 4.200%, due 10/03/78[5,6]		125,000	146,363
(fixed, converts to FRN on 04/04/29), 7.000%, due 04/04/79[5]		175,000	182,874
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250%, due 10/01/31[2]		300,000	314,067
Zayo Group Holdings, Inc. 4.000%, due 03/01/27[2]		175,000	166,228
6.125%, due 03/01/28[2]		25,000	22,591
Zegona Finance PLC 6.750%, due 07/15/29[6]	EUR	200,000	241,823
			11,273,794
Toys/games/hobbies—0.0%†
Mattel, Inc. 5.450%, due 11/01/41		25,000	22,585
Transportation—0.9%
Beacon Mobility Corp. 7.250%, due 08/01/30[2]		50,000	50,946
CMA CGM SA 5.000%, due 01/15/31[2]	EUR	200,000	232,723
Edge Finco PLC 8.125%, due 08/15/31[2]	GBP	200,000	280,032
First Student Bidco, Inc./First Transit Parent, Inc. 4.000%, due 07/31/29[2]		25,000	23,577
Genesee & Wyoming, Inc. 6.250%, due 04/15/32[2]		100,000	101,153
Rand Parent LLC 8.500%, due 02/15/30[2]		50,000	50,276
Seaspan Corp. 5.500%, due 08/01/29[2]		75,000	71,147
Star Leasing Co. LLC 7.625%, due 02/15/30[2]		50,000	49,318
Transnet SOC Ltd. 8.250%, due 02/06/28[6]		200,000	207,966
Watco Cos. LLC/Watco Finance Corp. 7.125%, due 08/01/32[2]		100,000	103,745
XPO, Inc. 6.250%, due 06/01/28[2]		50,000	50,808
7.125%, due 06/01/31[2]		50,000	51,726
7.125%, due 02/01/32[2]		50,000	51,974
Yinson Bergenia Production BV 8.498%, due 01/31/45[2]		250,000	258,500
			1,583,891
Trucking & leasing—0.3%
FTAI Aviation Investors LLC 5.500%, due 05/01/28[2]		50,000	49,879
5.875%, due 04/15/33[2]		125,000	123,880

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Corporate bonds—(concluded)
Trucking & leasing—(concluded)
7.000%, due 05/01/31[2]		100,000	$103,755
7.000%, due 06/15/32[2]		225,000	233,012
7.875%, due 12/01/30[2]		25,000	26,507
			537,033
Water—0.3%
Holding d'Infrastructures des Metiers de l'Environnement 4.875%, due 10/24/29[6]	EUR	300,000	356,916
Thames Water Super Senior Issuer PLC 9.750%, due 10/10/27[2]	GBP	5,393	7,844
9.750%, due 10/10/27[2]		2,289	3,325
9.750%, due 10/10/27[2]		4,911	7,144
Thames Water Utilities Finance PLC 7.750%, due 04/30/46[6]		100,000	92,949
Thames Water Utilities Ltd. 0.000%, due 03/22/27[2,12]		1,500	1,654
			469,832
Total corporate bonds (cost—$169,660,928)			163,398,842
Loan assignments—0.9%
Apparel—0.1%
Beach Acquisition Bidco LLC 3.000%, due 06/25/32[5,13]		50,000	50,291
Champ Acquisition Corp. 6 mo. USD Term SOFR + 4.000%, 8.166%, due 11/25/31[5]		24,688	24,796
			75,087
Building materials—0.1%
Quikrete Holdings, Inc. 1 mo. USD Term SOFR + 2.250%, 6.606%, due 02/10/32[5]		74,812	74,719
Chemicals—0.0%†
Polar U.S. Borrower LLC 3 mo. USD Term SOFR + 0.750%, 9.914%, due 10/16/28[5,7]		81,766	29,027
Commercial services—0.0%†
Vortex Opco LLC 3 mo. USD Term SOFR + 6.250%, 10.546%, due 04/30/30[5]		18,000	17,891
Computers—0.4%
Amentum Government Services Holdings LLC 1 mo. USD Term SOFR + 2.250%, 6.606%, due 09/29/31[5]		87,695	87,651
Twitter, Inc. 6 mo. USD Term SOFR + 9.500%, 9.500%, due 10/26/29[5]		500,000	484,445
Vericast Corp. 3 mo. USD Term SOFR + 7.750%, 12.046%, due 06/15/30[5]		131,903	128,496
			700,592
	Face amount[1]		Value
Loan assignments—(concluded)
Diversified financial services—0.1%
Mulhacen Pte. Ltd. EUR 1st Lien Term Loan, 6 mo. USD Term SOFR + 10.000%, 10.000%, due 08/01/26[5]	EUR	136,681	$63,367
EUR 2nd Lien Term Loan, 6 mo. USD Term SOFR + 8.000%, 10.386%, due 12/01/26[5]		280,843	14,022
			77,389
Electric—0.0%†
Lightning Power LLC 3 mo. USD Term SOFR + 2.250%, 6.546%, due 08/18/31[5]		49,625	49,613
Entertainment—0.0%†
Allen Media LLC 2021 Term Loan B, 3 mo. USD Term SOFR + 5.500%, 9.946%, due 02/10/27[5]		70,193	41,940
Food—0.1%
Northeast Grocery, Inc. Term Loan B, 3 mo. USD Term SOFR + 7.500%, 11.824%, due 12/13/28[5]		157,728	157,991
Healthcare-services—0.0%†
MPH Acquisition Holdings LLC 3 mo. USD Term SOFR + 3.750%, 8.058%, due 12/31/30[5]		35,736	35,522
Internet—0.0%†
Endure Digital, Inc. Term Loan, 1 mo. USD Term SOFR + 3.500%, 7.942%, due 02/10/28[5]		72,000	37,080
Paper & forest products—0.0%†
Glatfelter Corp. 3 mo. USD Term SOFR + 4.250%, 8.583%, due 11/04/31[5]		74,625	74,042
Pharmaceuticals—0.0%†
Bausch Health Cos., Inc. 1 mo. USD Term SOFR + 6.250%, 10.606%, due 10/08/30[5]		50,000	48,922
Telecommunications—0.1%
Altice France SA 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500%, 9.818%, due 08/15/28[5]		159,631	148,257
Windstream Services LLC 1 mo. USD Term SOFR + 4.750%, 9.206%, due 10/01/31[5]		25,000	25,094
			173,351
Total loan assignments (cost—$2,032,436)			1,593,166

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Face amount[1]		Value
Non-U.S. government agency obligations—0.2%
Argentina—0.2%
Argentina Republic Government International Bonds Multiple Steps Up Thereafter (4.750% - 5.000%), 4.125%, due 07/09/35		75,000	$49,245
Provincia de Cordoba 9.750%, due 07/02/32[2]		200,000	201,390
			250,635
Ecuador—0.0%†
Ecuador Government International Bonds 6.900%, due 07/31/35[6]		75,000	55,800
Ukraine—0.0%†
Ukraine Government International Bonds Steps to 7.750% on 08/01/33, 3.000%, due 02/01/34[6]		200,000	75,500
Total non-U.S. government agency obligations (cost—$392,174)			381,935
	Number of shares
Common stocks—0.6%
Aerospace & defense—0.0%†
Evander Gold Mines Ltd.*,3,4	EUR	2,750	0
Chemicals—0.0%†
Cornerstone CS*,3,4		1,205	0
Commercial services & supplies—0.0%†
Intrum AB*	EUR	1,233	6,743
Consumer finance—0.0%†
Curo Group Holdings LLC*,3		824	4,326
Financial services—0.1%
SPN Solutions, Inc.*,2,3		1,482	83,733
XBP Global Holdings, Inc.*		14,097	18,185
			101,918
Gas utilities—0.0%†
Ferrellgas Partners LP, Class B*		324	47,790
Health care providers & services—0.0%†
Air Methods Corp.*,3		70	4,445
Rite Aid Corp.*,3,4		79	1
			4,446
IT services—0.2%
Carnelian Point Holdings LP3,4		140	1,677
Carnelian Point Holdings LP*,3,4		9,478	113,547
Carnelian Point Holdings LP*,3,4		14,851	177,915
			293,139
Leisure products—0.1%
Codere A1 Ordinary Shares*,3	EUR	2,541	57,996
Codere A2 Ordinary Shares*,3		634	14,470
Teide 10 SL*,3		5,444,137	3,106
			75,572
	Number of shares		Value
Common stocks—(concluded)
Media—0.0%†
iHeartMedia, Inc., Class A*		1,347	$2,519
SES SA*		5,083	0
			2,519
Metals & mining—0.0%†
Aleris International, Inc.*,3,4,9		795	15,900
Cloud Peak Energy, Inc.*,3,4		66	0
Petra Diamonds Ltd.*	GBP	54,100	8,824
			24,724
Paper & forest products—0.0%†
Hardwood Holdings LLC*,3		936	11,232
Pharmaceuticals—0.1%
Endo, Inc.*		3,829	90,326
Mallinckrodt PLC*,3		459	39,245
			129,571
Real estate management & development—0.0%†
ADLER Group SA*,3,4	EUR	55,882	0
Technology hardware, storage & peripherals—0.0%†
Diebold Nixdorf, Inc.*		1,076	60,568
Wireless telecommunication services—0.1%
Intelsat SA*,3		5,083	235,406
Total common stocks (cost—$1,492,448)			997,954
Preferred stocks—0.1%
Machinery—0.0%†
Selecta Group BV*,3Class A1		21,852	1,060
Selecta Group BV*,3Class A2		43,703	2,119
			3,179
Software—0.1%
MicroStrategy, Inc.*,8		1,200	102,480
Total preferred stocks (cost—$121,205)			105,659
	Face amount[1]
Warrants—0.0%†
Air Methods Corp.*,3,4		389	0
Air Methods Corp.*,3,4		184	0
Audacy Capital Corp. expires 09/30/28*,4		23	0
Audacy Capital Corp. expires 09/30/28*,4		137	0
Audacy, Inc.*		113	1,667
Chaparral Energy, Inc. expires 10/01/25*,3,4		9	0
Curo Group Holdings LLC expires 08/01/28*,3,4		1,440	0
Linx Synthetic expires 12/31/49*,3,4	EUR	1	13,968
Total warrants (cost—$12,255)			15,635

PACE High Yield Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Investment companies—0.0%†
Endo GUC Trust[3,4] (cost—$0)	25,821	$0
Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 4.250%[14] (cost—$1,596,146)	1,596,146	1,596,146
Total investments (cost—$175,307,592)—97.8%		168,089,337
Other assets in excess of liabilities—2.2%		3,829,563
Net assets—100.0%		$171,918,900

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	28,759,901	USD	33,928,717	08/07/25	$1,101,452
SSB	GBP	200,000	EUR	231,415	08/07/25	6
SSB	GBP	3,116,518	USD	4,238,542	08/07/25	122,617
SSB	USD	481,000	EUR	409,478	08/07/25	(13,612)
SSB	USD	687,000	GBP	504,231	08/07/25	(21,071)
Net unrealized appreciation (depreciation)						$1,189,392

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$163,383,614	$15,228	$163,398,842
Loan assignments	—	1,593,166	—	1,593,166
Non-U.S. government agency obligations	—	381,935	—	381,935
Common stocks	234,955	450,853	312,146	997,954
Preferred stocks	102,480	3,179	—	105,659

PACE High Yield Investments

Portfolio of investments—July 31, 2025

Fair valuation summary—(concluded)

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investment companies	$—	$—	$0	$0
Warrants	—	—	15,635	15,635
Short-term investments	1,596,146	—	—	1,596,146
Forward foreign currency contracts	—	1,224,075	—	1,224,075
Total	$1,933,581	$167,036,822	$343,009	$169,313,412
Liabilities
Forward foreign currency contracts	$—	$(34,683)	$—	$(34,683)
Total	$—	$(34,683)	$—	$(34,683)

At July 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $105,921,241, represented 61.6% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

6  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

8  Perpetual investment. Date shown reflects the next call date.

9  This security is considered restricted. At period end, the value of restricted security was $482,474, represented 0.3% of the Fund's net assets. The table below provides further information:

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 07/31/25	Value as a percentage of net assets
Aleris International, Inc.	01/10/17	$13,981	0.0%	$15,900	0.0%
Appcion	08/23/18	650,000	0.4	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	09/02/20	550,000	0.3	5,500	0.0
Endo Luxembourg Finance Co. I SARL	04/24/24	—	0.0	0	0.0
Hertz Corp.	07/02/21	—	0.0	9,000	0.0
Par Pharmaceutical, Inc.	04/24/24	—	0.0	0	0.0
Parkland Corp.	07/10/19-11/23/21	425,000	0.1	411,824	0.2
Rite Aid Corp.	09/04/24	0	0.0	0	0.0
Saks Global Enterprises LLC	12/31/24-04/10/25	144,749	0.1	33,750	0.0

PACE High Yield Investments

Portfolio of investments—July 31, 2025

Portfolio footnotes—(concluded)

10  Bond interest in default.

11  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

12  Zero coupon bond.

13  Position is unsettled. Contract rate was not determined at July 31, 2025 and does not take effect until settlement.

14  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—97.2%
Aerospace & defense—2.1%
Boeing Co.*	7,297	$1,618,766
General Dynamics Corp.	4,072	1,268,876
L3Harris Technologies, Inc.	45,169	12,413,345
RTX Corp.	5,121	806,916
		16,107,903
Air freight & logistics—0.4%
FedEx Corp.	13,010	2,907,605
Automobile components—0.8%
Aptiv PLC*	28,075	1,927,068
BorgWarner, Inc.	23,513	865,278
Lear Corp.	9,300	876,897
Magna International, Inc.[1]	51,900	2,127,900
		5,797,143
Automobiles—0.6%
General Motors Co.	66,140	3,527,908
Harley-Davidson, Inc.[1]	47,761	1,162,025
		4,689,933
Banks—7.6%
Bank of America Corp.	352,244	16,650,574
Citigroup, Inc.	193,401	18,121,674
Citizens Financial Group, Inc.	45,229	2,158,328
First Citizens BancShares, Inc., Class A	819	1,633,708
M&T Bank Corp.	59,873	11,298,035
Truist Financial Corp.	28,200	1,232,622
U.S. Bancorp	64,772	2,912,149
Wells Fargo & Co.	42,540	3,430,000
		57,437,090
Beverages—1.3%
Anheuser-Busch InBev SA, ADR[1]	10,500	605,535
Constellation Brands, Inc., Class A	9,300	1,553,472
Keurig Dr. Pepper, Inc.	237,645	7,759,109
		9,918,116
Biotechnology—1.7%
Gilead Sciences, Inc.	111,403	12,509,443
Capital markets—7.9%
Bank of New York Mellon Corp.	155,213	15,746,359
Charles Schwab Corp.	167,291	16,349,349
Nasdaq, Inc.	129,988	12,507,445
Raymond James Financial, Inc.	70,558	11,792,359
State Street Corp.	26,805	2,995,459
		59,390,971
Chemicals—3.1%
Axalta Coating Systems Ltd.*	344,532	9,757,146
Olin Corp.	35,351	669,548
PPG Industries, Inc.	119,714	12,629,827
		23,056,521
	Number of shares	Value
Common stocks—(continued)
Communications equipment—1.6%
F5, Inc.*	25,800	$8,086,236
Telefonaktiebolaget LM Ericsson, ADR[1]	527,561	3,808,990
		11,895,226
Construction & engineering—0.1%
Fluor Corp.*	11,827	671,419
Construction materials—1.8%
Heidelberg Materials AG	58,060	13,417,253
Consumer finance—1.8%
American Express Co.	45,620	13,654,522
Capital One Financial Corp.	1,441	309,815
		13,964,337
Electric utilities—1.7%
American Electric Power Co., Inc.	95,602	10,816,410
PPL Corp.	53,910	1,924,048
		12,740,458
Electrical equipment—1.6%
Emerson Electric Co.	85,142	12,389,013
Electronic equipment, instruments & components—1.8%
TE Connectivity PLC	64,327	13,235,280
Energy equipment & services—0.9%
Baker Hughes Co.	49,217	2,217,226
NOV, Inc.	112,000	1,408,960
Schlumberger NV	102,997	3,481,299
		7,107,485
Entertainment—0.2%
Warner Bros Discovery, Inc.*	107,310	1,413,273
Financial services—2.7%
Berkshire Hathaway, Inc., Class B*	23,382	11,033,498
Corebridge Financial, Inc.	43,663	1,552,656
Fidelity National Information Services, Inc.	19,277	1,530,787
Fiserv, Inc.*	8,300	1,153,202
PayPal Holdings, Inc.*	74,503	5,122,826
		20,392,969
Food products—1.6%
Archer-Daniels-Midland Co.	163,970	8,883,895
Conagra Brands, Inc.	35,600	650,056
Kraft Heinz Co.	93,000	2,553,780
		12,087,731
Ground transportation—1.2%
Canadian National Railway Co.[1]	79,521	7,425,250
Norfolk Southern Corp.	4,800	1,334,400
		8,759,650
Health care equipment & supplies—1.0%
GE HealthCare Technologies, Inc.	41,163	2,935,745
Medtronic PLC	32,937	2,972,235

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Solventum Corp.*	10,600	$756,416
Zimmer Biomet Holdings, Inc.[1]	10,138	929,148
		7,593,544
Health care providers & services—6.4%
Centene Corp.*	2,900	75,603
Cigna Group	2,497	667,648
CVS Health Corp.	19,114	1,186,979
Elevance Health, Inc.	73,700	20,862,996
HCA Healthcare, Inc.	4,947	1,751,189
Henry Schein, Inc.*,1	166,229	11,245,392
Humana, Inc.	7,821	1,954,233
Labcorp Holdings, Inc.	3,106	807,809
UnitedHealth Group, Inc.	40,027	9,989,138
		48,540,987
Hotels, restaurants & leisure—1.9%
Aramark	333,368	14,188,142
Insurance—6.0%
American International Group, Inc.	214,854	16,679,116
Aon PLC, Class A	12,437	4,423,965
Everest Group Ltd.	17,578	5,902,693
Hartford Insurance Group, Inc.	11,765	1,463,448
Marsh & McLennan Cos., Inc.	36,769	7,324,385
Progressive Corp.	40,378	9,773,091
		45,566,698
Interactive media & services—4.5%
Alphabet, Inc., Class A	93,157	17,876,828
Meta Platforms, Inc., Class A	20,579	15,916,622
		33,793,450
IT services—0.1%
Cognizant Technology Solutions Corp., Class A	9,052	649,572
Life sciences tools & services—1.4%
IQVIA Holdings, Inc.*	57,571	10,700,146
Machinery—4.6%
CNH Industrial NV	125,945	1,632,247
Cummins, Inc.	8,493	3,122,197
Deere & Co.	1,500	786,555
Fortive Corp.	14,600	699,778
PACCAR, Inc.	176,899	17,470,545
Snap-on, Inc.	29,968	9,625,422
Stanley Black & Decker, Inc.[1]	12,300	832,095
Timken Co.	9,137	695,234
		34,864,073
Media—1.2%
Comcast Corp., Class A	121,999	4,054,027
Omnicom Group, Inc.[1]	31,500	2,269,575
Paramount Global, Class B	66,942	841,461
WPP PLC, ADR[1]	61,400	1,662,712
		8,827,775
	Number of shares	Value
Common stocks—(concluded)
Multi-utilities—3.4%
Dominion Energy, Inc.	247,172	$14,447,203
Sempra	138,391	11,303,777
		25,750,980
Oil, gas & consumable fuels—7.9%
APA Corp.[1]	132,100	2,548,209
ConocoPhillips	79,895	7,617,189
Coterra Energy, Inc.	366,004	8,926,838
EQT Corp.	220,190	11,835,212
Murphy Oil Corp.[1]	16,959	420,753
Ovintiv, Inc.	68,620	2,825,772
Shell PLC	387,996	13,891,350
Shell PLC, ADR[1]	37,662	2,719,573
Targa Resources Corp.	51,294	8,535,834
		59,320,730
Passenger airlines—0.6%
Southwest Airlines Co.[1]	139,947	4,328,561
Personal care products—2.8%
Kenvue, Inc.	306,401	6,569,238
Unilever PLC, ADR[1]	254,324	14,860,151
		21,429,389
Pharmaceuticals—2.9%
GSK PLC, ADR[1]	21,164	786,243
Merck & Co., Inc.	177,785	13,888,564
Pfizer, Inc.	266,926	6,216,706
Sanofi SA, ADR	14,214	648,727
		21,540,240
Semiconductors & semiconductor equipment—3.6%
Broadcom, Inc.	28,704	8,430,365
Lam Research Corp.	77,550	7,354,842
NXP Semiconductors NV	51,941	11,103,427
		26,888,634
Software—1.0%
Microsoft Corp.	1,600	853,600
Workday, Inc., Class A*	30,100	6,904,338
		7,757,938
Specialized REITs—2.9%
Crown Castle, Inc.	103,533	10,880,283
Gaming & Leisure Properties, Inc.	234,114	10,670,916
		21,551,199
Specialty retail—1.1%
Lithia Motors, Inc.	2,100	604,801
Tractor Supply Co.	141,289	8,046,409
		8,651,210
Technology hardware, storage & peripherals—1.4%
Samsung Electronics Co. Ltd.	208,222	10,720,400
Total common stocks (cost—$637,627,562)		732,552,487

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Short term investments—2.9%
Investment companies—2.9%
State Street Institutional U.S. Government Money Market Fund, 4.250%[2] (cost—$21,361,309)	21,361,309	$21,361,309
Investment of cash collateral from securities loaned—1.5%
Money market funds—1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[2] (cost—$11,316,395)	11,316,395	11,316,395
Total investments (cost—$670,305,266)—101.6%		765,230,191
Liabilities in excess of other assets—(1.6)%		(11,693,748)
Net assets—100.0%		$753,536,443

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	CNH	10,178,227	USD	1,427,550	12/17/25	$1,819
SSB	CNH	91,274,636	USD	12,678,990	12/17/25	(106,444)
SSB	USD	11,444,046	CNH	82,048,191	12/17/25	48,979
SSB	USD	2,723,467	CNH	19,404,672	12/17/25	(5,327)
Net unrealized appreciation (depreciation)						$(60,973)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$732,552,487	$—	$—	$732,552,487
Short-term investments	21,361,309	—	—	21,361,309
Investment of cash collateral from securities loaned	11,316,395	—	—	11,316,395
Forward foreign currency contracts	—	50,798	—	50,798
Total	$765,230,191	$50,798	$—	$765,280,989

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2025

Fair valuation summary—(concluded)

Liabilities Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Forward foreign currency contracts	$—	$(111,771)	$—	$(111,771)
Total	$—	$(111,771)	$—	$(111,771)

At July 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—97.4%
Aerospace & defense—1.6%
General Electric Co.	19,894	$5,392,865
RTX Corp.	13,066	2,058,810
TransDigm Group, Inc.	2,910	4,680,619
		12,132,294
Automobiles—1.6%
Tesla, Inc.*	40,853	12,593,754
Beverages—0.7%
Coca-Cola Co.	71,217	4,834,922
Monster Beverage Corp.*	6,358	373,533
		5,208,455
Biotechnology—1.8%
AbbVie, Inc.	19,163	3,622,190
Alnylam Pharmaceuticals, Inc.*	3,877	1,520,715
Gilead Sciences, Inc.	28,532	3,203,858
Insmed, Inc.*	31,463	3,375,351
Natera, Inc.*	17,247	2,305,234
		14,027,348
Broadline retail—7.3%
Alibaba Group Holding Ltd., ADR	34,273	4,134,352
Amazon.com, Inc.*	192,151	44,984,470
MercadoLibre, Inc.*	2,803	6,654,014
		55,772,836
Building products—0.3%
Trane Technologies PLC	5,600	2,453,248
Capital markets—3.4%
Blackstone, Inc.	12,456	2,154,390
Charles Schwab Corp.	33,258	3,250,304
CME Group, Inc.	5,979	1,663,836
Goldman Sachs Group, Inc.	8,886	6,429,821
Intercontinental Exchange, Inc.	7,658	1,415,428
KKR & Co., Inc.	10,022	1,469,025
MSCI, Inc.	10,615	5,958,836
Robinhood Markets, Inc., Class A*	36,275	3,738,139
		26,079,779
Communications equipment—0.3%
Arista Networks, Inc.*	19,447	2,396,259
Construction & engineering—0.3%
Quanta Services, Inc.	6,523	2,649,186
Consumer finance—0.3%
SoFi Technologies, Inc.*	97,239	2,195,657
Consumer staples distribution & retail—1.3%
Kroger Co.	21,453	1,503,855
Walmart, Inc.	84,878	8,316,347
		9,820,202
	Number of shares	Value
Common stocks—(continued)
Diversified telecommunication services—1.1%
AT&T, Inc.	182,793	$5,010,356
Verizon Communications, Inc.	86,714	3,707,891
		8,718,247
Electric utilities—1.5%
American Electric Power Co., Inc.	29,753	3,366,255
Duke Energy Corp.	17,510	2,129,916
Exelon Corp.	43,011	1,932,914
NextEra Energy, Inc.	24,181	1,718,302
PPL Corp.	27,877	994,930
Xcel Energy, Inc.	18,791	1,380,011
		11,522,328
Electrical equipment—0.6%
Eaton Corp. PLC	4,393	1,690,075
GE Vernova, Inc.	4,563	3,012,903
		4,702,978
Electronic equipment, instruments & components—0.6%
Amphenol Corp., Class A	27,474	2,926,256
Celestica, Inc.*	7,455	1,489,956
		4,416,212
Entertainment—3.4%
Netflix, Inc.*	15,829	18,352,143
ROBLOX Corp., Class A*	30,546	4,208,933
Sea Ltd., ADR*	15,110	2,366,981
Spotify Technology SA*	2,292	1,436,030
		26,364,087
Financial services—5.6%
Berkshire Hathaway, Inc., Class B*	3,847	1,815,322
Mastercard, Inc., Class A	43,452	24,614,255
Visa, Inc., Class A	49,220	17,004,033
		43,433,610
Gas utilities—0.1%
Atmos Energy Corp.[1]	4,220	657,982
Ground transportation—0.6%
Uber Technologies, Inc.*	49,547	4,347,749
Health care equipment & supplies—2.8%
Abbott Laboratories	93,823	11,839,524
Boston Scientific Corp.*	36,246	3,802,930
IDEXX Laboratories, Inc.*	8,383	4,479,121
Intuitive Surgical, Inc.*	2,882	1,386,502
		21,508,077
Health care providers & services—1.2%
Elevance Health, Inc.	2,685	760,070
Hims & Hers Health, Inc.*,1	21,709	1,436,702
McKesson Corp.	5,935	4,116,160
UnitedHealth Group, Inc.	11,545	2,881,170
		9,194,102

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—3.5%
Airbnb, Inc., Class A*	42,700	$5,653,907
Booking Holdings, Inc.	894	4,920,630
DoorDash, Inc., Class A*	32,897	8,232,474
McDonald's Corp.	7,821	2,346,847
Starbucks Corp.	61,394	5,473,889
		26,627,747
Household durables—0.3%
DR Horton, Inc.	14,088	2,012,330
Independent power and renewable electricity producers—0.2%
Vistra Corp.	7,886	1,644,546
Industrial conglomerates—0.9%
3M Co.	46,651	6,961,262
Insurance—1.9%
Allstate Corp.	8,664	1,760,958
Aon PLC, Class A	14,168	5,039,699
Chubb Ltd.	11,350	3,019,554
Cincinnati Financial Corp.	11,241	1,658,160
Progressive Corp.	11,171	2,703,829
Slide Insurance Holdings, Inc.*	26,543	499,008
		14,681,208
Interactive media & services—7.5%
Alphabet, Inc., Class C	151,181	29,156,768
Meta Platforms, Inc., Class A	36,890	28,532,201
		57,688,969
IT services—4.6%
Accenture PLC, Class A	17,170	4,586,107
Cloudflare, Inc., Class A*	19,271	4,002,201
International Business Machines Corp.	32,314	8,180,289
Shopify, Inc., Class A*	116,499	14,237,343
Snowflake, Inc., Class A*	8,524	1,905,114
Twilio, Inc., Class A*	17,850	2,302,650
		35,213,704
Life sciences tools & services—0.4%
Thermo Fisher Scientific, Inc.	6,633	3,102,122
Machinery—0.3%
Deere & Co.	3,762	1,972,680
Multi-utilities—0.3%
CenterPoint Energy, Inc.	37,573	1,458,584
DTE Energy Co.	7,653	1,059,252
		2,517,836
Oil, gas & consumable fuels—0.7%
Cheniere Energy, Inc.	6,224	1,468,117
Enbridge, Inc.	23,204	1,050,909
Exxon Mobil Corp.	24,225	2,704,479
		5,223,505
	Number of shares	Value
Common stocks—(concluded)
Pharmaceuticals—2.9%
Eli Lilly & Co.	17,413	$12,886,839
Johnson & Johnson	8,687	1,431,096
Novartis AG, ADR	6,652	756,598
Zoetis, Inc.	49,535	7,221,708
		22,296,241
Professional services—0.5%
Paycom Software, Inc.	15,600	3,612,024
Real estate management & development—0.5%
CoStar Group, Inc.*	42,710	4,065,565
Semiconductors & semiconductor equipment—11.0%
Broadcom, Inc.	88,181	25,898,760
Lam Research Corp.	15,983	1,515,828
NVIDIA Corp.	303,438	53,972,517
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,988	3,138,160
		84,525,265
Software—18.9%
Adobe, Inc.*	19,822	7,090,131
AppLovin Corp., Class A*	6,912	2,700,518
Crowdstrike Holdings, Inc., Class A*	5,401	2,455,133
Fair Isaac Corp.*	561	806,000
Figma, Inc., Class A*	130	15,015
HubSpot, Inc.*	1,754	911,466
Intuit, Inc.	10,981	8,621,512
Microsoft Corp.	135,024	72,035,304
Oracle Corp.	99,458	25,239,457
Palantir Technologies, Inc., Class A*	27,446	4,346,074
Palo Alto Networks, Inc.*	12,875	2,235,100
ServiceNow, Inc.*	13,489	12,721,746
Synopsys, Inc.*	2,463	1,560,237
Workday, Inc., Class A*	20,288	4,653,661
		145,391,354
Specialty retail—0.7%
AutoZone, Inc.*	412	1,552,573
Carvana Co.*	10,830	4,225,541
		5,778,114
Technology hardware, storage & peripherals—3.7%
Apple, Inc.	137,129	28,463,867
Tobacco—2.1%
Altria Group, Inc.	51,642	3,198,705
Philip Morris International, Inc.	77,451	12,705,837
		15,904,542
Water utilities—0.1%
American Water Works Co., Inc.	7,123	998,930
Total common stocks (cost—$547,209,400)		748,876,201
Exchange traded funds—0.9%
Invesco QQQ Trust[1] (cost—$6,900,222)	12,646	7,145,117

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Short term investments—1.5%
Investment companies—1.5%
State Street Institutional U.S. Government Money Market Fund, 4.250%[2] (cost—$11,730,532)	11,730,532	$11,730,532
Total investments (cost—$565,840,154)—99.8%		767,751,850
Other assets in excess of liabilities—0.2%		1,172,181
Net assets—100.0%		$768,924,031

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$748,876,201	$—	$—	$748,876,201
Exchange traded funds	7,145,117	—	—	7,145,117
Short-term investments	11,730,532	—	—	11,730,532
Total	$767,751,850	$—	$—	$767,751,850

At July 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—98.3%
Aerospace & defense—0.7%
Textron, Inc.	23,678	$1,841,438
Air freight & logistics—0.6%
CH Robinson Worldwide, Inc.	12,626	1,456,030
Automobile components—3.3%
Gentex Corp.	62,845	1,660,365
Goodyear Tire & Rubber Co.*,1	123,750	1,272,150
LCI Industries	20,348	1,933,060
Lear Corp.	24,588	2,318,402
Visteon Corp.*	11,067	1,230,097
		8,414,074
Automobiles—1.0%
Thor Industries, Inc.[1]	27,485	2,500,860
Banks—6.7%
Bank of Hawaii Corp.	18,786	1,162,478
Columbia Banking System, Inc.	77,632	1,847,642
First Horizon Corp.	72,000	1,570,320
First Interstate BancSystem, Inc., Class A	41,350	1,190,466
Flagstar Financial, Inc.[1]	141,000	1,591,890
Glacier Bancorp, Inc.[1]	30,501	1,336,859
Independent Bank Corp.	18,100	1,150,255
Prosperity Bancshares, Inc.	20,420	1,360,380
SouthState Corp.	15,070	1,419,142
Valley National Bancorp[1]	146,734	1,360,224
Veritex Holdings, Inc.	45,200	1,433,744
Western Alliance Bancorp[1]	17,160	1,330,930
		16,754,330
Beverages—0.5%
National Beverage Corp.*	29,083	1,332,583
Biotechnology—0.4%
United Therapeutics Corp.*	4,010	1,101,547
Building products—3.4%
Armstrong World Industries, Inc.	11,742	2,209,492
Builders FirstSource, Inc.*	9,340	1,187,394
Lennox International, Inc.	3,234	1,969,506
Owens Corning	9,653	1,345,918
Zurn Elkay Water Solutions Corp.	40,444	1,789,647
		8,501,957
Capital markets—4.2%
Artisan Partners Asset Management, Inc., Class A	27,000	1,221,750
Houlihan Lokey, Inc.	9,059	1,727,189
Invesco Ltd.	61,087	1,283,438
Janus Henderson Group PLC	19,998	865,913
Jefferies Financial Group, Inc.	25,509	1,470,849
LPL Financial Holdings, Inc.	7,102	2,810,475
Virtus Investment Partners, Inc.	5,930	1,146,328
		10,525,942
	Number of shares	Value
Common stocks—(continued)
Chemicals—2.6%
Avient Corp.	27,300	$861,861
Axalta Coating Systems Ltd.*	37,230	1,054,354
HB Fuller Co.	24,939	1,401,572
Ingevity Corp.*	22,464	938,770
Mosaic Co.	40,000	1,440,400
Olin Corp.	40,638	769,684
		6,466,641
Commercial services & supplies—0.5%
Brink's Co.	14,280	1,247,215
Construction & engineering—1.0%
EMCOR Group, Inc.	1,089	683,337
Valmont Industries, Inc.	5,009	1,823,025
		2,506,362
Consumer finance—0.7%
Bread Financial Holdings, Inc.	19,190	1,176,347
Navient Corp.	48,972	633,698
		1,810,045
Consumer staples distribution & retail—3.0%
BJ's Wholesale Club Holdings, Inc.*	28,840	3,054,156
Casey's General Stores, Inc.	2,920	1,518,779
Dollar Tree, Inc.*	13,247	1,504,197
Performance Food Group Co.*	14,765	1,482,406
		7,559,538
Containers & packaging—1.0%
Crown Holdings, Inc.	14,100	1,400,976
Sealed Air Corp.	38,484	1,126,427
		2,527,403
Distributors—0.5%
Pool Corp.[1]	3,728	1,148,746
Diversified consumer services—0.5%
ADT, Inc.	153,600	1,282,560
Diversified REITs—0.7%
WP Carey, Inc.	26,850	1,722,696
Diversified telecommunication services—0.3%
Liberty Global Ltd., Class A*	63,836	639,637
Electric utilities—1.0%
Evergy, Inc.	18,100	1,281,480
Pinnacle West Capital Corp.	12,600	1,141,812
		2,423,292
Electrical equipment—0.8%
Atkore, Inc.	8,665	667,378
Sensata Technologies Holding PLC[1]	45,650	1,404,194
		2,071,572
Electronic equipment, instruments & components—5.1%
Arrow Electronics, Inc.*	23,203	2,691,548
Avnet, Inc.	29,363	1,554,477

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Belden, Inc.	10,140	$1,253,811
Flex Ltd.*	28,980	1,445,232
IPG Photonics Corp.*	13,394	1,003,077
Jabil, Inc.	6,264	1,397,937
TD SYNNEX Corp.	9,800	1,415,022
Zebra Technologies Corp., Class A*	5,754	1,950,721
		12,711,825
Energy equipment & services—0.9%
Cactus, Inc., Class A	15,560	658,343
Patterson-UTI Energy, Inc.[1]	276,347	1,633,211
		2,291,554
Entertainment—0.7%
Liberty Media Corp.-Liberty Formula One, Class C*	12,250	1,229,288
Lionsgate Studios Corp.*	86,000	509,120
		1,738,408
Financial services—2.0%
Essent Group Ltd.	21,200	1,186,988
Jack Henry & Associates, Inc.	10,570	1,794,944
Jackson Financial, Inc., Class A	11,175	978,483
Walker & Dunlop, Inc.	12,865	965,004
		4,925,419
Food products—0.4%
Post Holdings, Inc.*	9,350	989,324
Gas utilities—1.6%
National Fuel Gas Co.	13,850	1,202,042
UGI Corp.[1]	80,186	2,901,129
		4,103,171
Ground transportation—1.4%
Knight-Swift Transportation Holdings, Inc.	22,710	965,175
Landstar System, Inc.	9,493	1,266,081
Ryder System, Inc.	6,980	1,240,416
		3,471,672
Health care equipment & supplies—1.1%
Envista Holdings Corp.*	50,227	948,788
Globus Medical, Inc., Class A*	15,807	831,922
LivaNova PLC*	24,100	1,016,779
		2,797,489
Health care providers & services—2.0%
Acadia Healthcare Co., Inc.*	44,031	958,555
AMN Healthcare Services, Inc.*	29,767	545,927
CorVel Corp.*	14,897	1,319,874
Encompass Health Corp.	9,750	1,073,572
Tenet Healthcare Corp.*	6,520	1,051,546
		4,949,474
Hotel & resort REITs—0.4%
Host Hotels & Resorts, Inc.	61,800	971,496
	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—2.8%
Caesars Entertainment, Inc.*	93,163	$2,485,589
Marriott Vacations Worldwide Corp.[1]	16,625	1,238,064
Norwegian Cruise Line Holdings Ltd.*	55,800	1,426,248
Wynn Resorts Ltd.	18,139	1,977,695
		7,127,596
Household durables—2.8%
Mohawk Industries, Inc.*	35,376	4,050,905
Newell Brands, Inc.	219,254	1,230,015
TopBuild Corp.*,1	4,453	1,649,525
		6,930,445
Household products—0.6%
WD-40 Co.	6,585	1,411,824
Independent power and renewable electricity producers—0.4%
Talen Energy Corp.*	2,563	967,712
Industrial REITs—0.6%
First Industrial Realty Trust, Inc.	32,940	1,604,837
Insurance—4.6%
Assurant, Inc.	5,380	1,007,674
Brighthouse Financial, Inc.*	23,400	1,119,690
Everest Group Ltd.	4,200	1,410,360
First American Financial Corp.	54,971	3,301,008
Lincoln National Corp.	29,579	1,127,256
Unum Group	18,200	1,306,942
W.R. Berkley Corp.	32,164	2,213,205
		11,486,135
IT services—2.1%
Amdocs Ltd.	17,760	1,515,994
EPAM Systems, Inc.*	13,523	2,132,712
Globant SA*	19,470	1,640,542
		5,289,248
Leisure products—1.0%
Brunswick Corp.	15,250	888,922
Polaris, Inc.[1]	29,682	1,570,475
		2,459,397
Machinery—6.2%
Graco, Inc.	20,892	1,754,510
ITT, Inc.	8,861	1,506,015
JBT Marel Corp.	8,593	1,184,115
Kadant, Inc.	5,006	1,665,847
Oshkosh Corp.	12,785	1,617,686
Pentair PLC	10,474	1,070,443
RBC Bearings, Inc.*	5,686	2,202,415
Terex Corp.[1]	25,600	1,302,016
Timken Co.[1]	16,742	1,273,899
Toro Co.	25,679	1,906,666
		15,483,612
Marine transportation—0.5%
Kirby Corp.*	12,780	1,218,062

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Media—0.5%
Nexstar Media Group, Inc.[1]	6,550	$1,225,571
Metals & mining—1.9%
Alcoa Corp.	80,637	2,416,691
Commercial Metals Co.	26,600	1,379,476
Reliance, Inc.	3,600	1,044,468
		4,840,635
Mortgage real estate investment—1.1%
AGNC Investment Corp.[1]	143,900	1,356,977
Annaly Capital Management, Inc.	73,400	1,492,222
		2,849,199
Office REITs—1.0%
Highwoods Properties, Inc.	41,050	1,190,861
Kilroy Realty Corp.[1]	39,411	1,452,689
		2,643,550
Oil, gas & consumable fuels—3.7%
Antero Resources Corp.*	32,600	1,138,718
California Resources Corp.	26,968	1,299,318
Chord Energy Corp.	11,900	1,312,927
Core Natural Resources, Inc.[1]	10,650	786,077
Murphy Oil Corp.[1]	43,500	1,079,235
PBF Energy, Inc., Class A	28,145	636,077
Permian Resources Corp.	65,500	927,480
Scorpio Tankers, Inc.	25,371	1,147,023
Uranium Energy Corp.*,1	103,200	894,744
		9,221,599
Passenger airlines—1.0%
Alaska Air Group, Inc.*	23,270	1,232,379
SkyWest, Inc.*	12,110	1,404,276
		2,636,655
Pharmaceuticals—1.6%
Jazz Pharmaceuticals PLC*	20,137	2,308,304
Perrigo Co. PLC	34,800	928,116
Prestige Consumer Healthcare, Inc.*	11,608	858,412
		4,094,832
Professional services—5.5%
Broadridge Financial Solutions, Inc.	8,404	2,080,074
CACI International, Inc., Class A*,1	7,075	3,258,533
Jacobs Solutions, Inc.	8,080	1,146,309
Korn Ferry	37,371	2,648,483
ManpowerGroup, Inc.	50,216	2,071,410
TransUnion	26,833	2,554,233
		13,759,042
Real estate management & development—0.6%
Cushman & Wakefield PLC*	125,300	1,527,407
Residential REITs—0.6%
Camden Property Trust	15,000	1,638,000
	Number of shares	Value
Common stocks—(concluded)
Retail REITs—0.6%
Federal Realty Investment Trust	16,184	$1,491,517
Semiconductors & semiconductor equipment—2.8%
Axcelis Technologies, Inc.*	14,838	1,004,384
Ichor Holdings Ltd.*	38,671	765,299
MKS, Inc.[1]	14,150	1,346,797
Onto Innovation, Inc.*	12,291	1,164,572
Qorvo, Inc.*	17,924	1,498,447
Synaptics, Inc.*	19,554	1,226,036
		7,005,535
Software—0.4%
Dolby Laboratories, Inc., Class A	13,841	1,042,781
Specialized REITs—1.3%
Gaming & Leisure Properties, Inc.	38,100	1,736,598
Lamar Advertising Co., Class A	12,410	1,517,123
		3,253,721
Specialty retail—2.2%
Academy Sports & Outdoors, Inc.[1]	15,892	807,155
Bath & Body Works, Inc.	59,540	1,724,278
Sally Beauty Holdings, Inc.*,1	120,300	1,171,722
Victoria's Secret & Co.*	103,920	1,953,696
		5,656,851
Textiles, apparel & luxury goods—1.2%
Capri Holdings Ltd.*	109,038	1,983,401
Carter's, Inc.	10,956	265,574
Steven Madden Ltd.[1]	36,000	864,180
		3,113,155
Trading companies & distributors—1.7%
Boise Cascade Co.	7,602	637,123
WESCO International, Inc.	17,656	3,654,086
		4,291,209
Total common stocks (cost—$228,629,351)		247,054,427
Short term investments—2.0%
Investment companies—2.0%
State Street Institutional U.S. Government Money Market Fund, 4.250% (cost—$5,087,179)	5,087,179	5,087,179
Investment of cash collateral from securities loaned—0.0%†
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[2] (cost—$110,100)	110,100	110,100
Total investments (cost—$233,826,630)—100.3%		252,251,706
Liabilities in excess of other assets—(0.3)%		(800,022)
Net assets—100.0%		$251,451,684

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$247,054,427	$—	$—	$247,054,427
Short-term investments	5,087,179	—	—	5,087,179
Investment of cash collateral from securities loaned	110,100	—	—	110,100
Total	$252,251,706	$—	$—	$252,251,706

At July 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—98.7%
Aerospace & defense—0.8%
Archer Aviation, Inc., Class A*	21,104	$211,673
Axon Enterprise, Inc.*	997	753,223
Mercury Systems, Inc.*	12,006	631,396
TAT Technologies Ltd.*	8,810	303,637
		1,899,929
Banks—0.7%
First Internet Bancorp	1,800	39,474
Live Oak Bancshares, Inc.	11,437	361,524
Popular, Inc.	5,287	605,784
Wintrust Financial Corp.	5,811	743,692
		1,750,474
Beverages—0.4%
Vita Coco Co., Inc.*	21,020	741,165
Zevia PBC, Class A*,1	84,977	263,429
		1,004,594
Biotechnology—6.0%
ACADIA Pharmaceuticals, Inc.*	4,113	98,013
ADMA Biologics, Inc.*	82,003	1,533,456
Aduro Biotech, Inc.*,2,3	9,389	0
Akebia Therapeutics, Inc.*	36,441	134,285
Aldeyra Therapeutics, Inc.*	52,300	260,977
Alector, Inc.*	42,113	62,748
AnaptysBio, Inc.*	26,298	645,616
Arcturus Therapeutics Holdings, Inc.*	22,726	277,484
Arcus Biosciences, Inc.*	40,406	368,907
Aurinia Pharmaceuticals, Inc.*	48,262	446,182
Avita Medical, Inc.*	3,677	19,488
BioCryst Pharmaceuticals, Inc.*	68,231	555,400
Cardiff Oncology, Inc.*	6,300	14,931
CareDx, Inc.*	12,722	156,290
Cartesian Therapeutics, Inc.*	1,000	12,810
Catalyst Pharmaceuticals, Inc.*	47,629	1,015,927
Dynavax Technologies Corp.*	22,469	246,710
Exagen, Inc.*	47,268	397,051
Exelixis, Inc.*	43,525	1,576,475
Foghorn Therapeutics, Inc.*	2,543	13,351
Gossamer Bio, Inc.*	75,555	154,132
Halozyme Therapeutics, Inc.*	24,702	1,481,379
Heron Therapeutics, Inc.*,1	62,600	108,298
Incyte Corp.*	4,587	343,520
Insmed, Inc.*	5,931	636,278
Ironwood Pharmaceuticals, Inc.*	6,700	5,119
Mirum Pharmaceuticals, Inc.*	9,305	480,882
Neurocrine Biosciences, Inc.*	5,561	713,087
Praxis Precision Medicines, Inc.*	1,192	64,630
Prothena Corp. PLC*	17,450	119,882
Rigel Pharmaceuticals, Inc.*	9,484	199,733
Summit Therapeutics, Inc.*,1	6,265	165,208
Travere Therapeutics, Inc.*	46,626	720,372
Twist Bioscience Corp.*	24,086	808,567
Ultragenyx Pharmaceutical, Inc.*	26,233	716,686
UroGen Pharma Ltd.*,1	5,382	102,581
		14,656,455
	Number of shares	Value
Common stocks—(continued)
Broadline retail—0.1%
Etsy, Inc.*	583	$33,971
Groupon, Inc.*,1	5,434	167,585
		201,556
Building products—2.4%
Armstrong World Industries, Inc.	3,385	636,955
AZZ, Inc.	2,054	224,913
CSW Industrials, Inc.	4,616	1,197,760
Griffon Corp.	12,379	1,006,041
Insteel Industries, Inc.	8,686	313,565
Simpson Manufacturing Co., Inc.	8,974	1,610,205
Tecnoglass, Inc.	7,368	574,925
Tecogen, Inc.*	37,451	362,526
		5,926,890
Capital markets—1.3%
Federated Hermes, Inc.	6,180	306,343
Houlihan Lokey, Inc.	4,560	869,410
Marex Group PLC	5,407	208,602
Perella Weinberg Partners[1]	24,099	480,534
Piper Sandler Cos.	3,458	1,090,376
StoneX Group, Inc.*	2,343	227,833
		3,183,098
Commercial services & supplies—2.6%
ACV Auctions, Inc., Class A*	93,657	1,330,866
CECO Environmental Corp.*	22,412	1,007,419
Driven Brands Holdings, Inc.*	18,262	308,628
Pitney Bowes, Inc.	19,892	225,973
RB Global, Inc.	28,410	3,075,667
Tetra Tech, Inc.	8,142	299,137
		6,247,690
Communications equipment—1.3%
Calix, Inc.*	19,467	1,103,585
Ciena Corp.*	3,174	294,674
Extreme Networks, Inc.*	18,523	327,116
Inseego Corp.*,1	3,000	19,860
Lumentum Holdings, Inc.*,1	13,315	1,465,715
		3,210,950
Construction & engineering—5.0%
Argan, Inc.	6,322	1,548,763
Comfort Systems USA, Inc.	89	62,594
EMCOR Group, Inc.	3,612	2,266,494
Limbach Holdings, Inc.*,1	7,776	1,065,312
MasTec, Inc.*	3,152	596,390
MYR Group, Inc.*	10,462	2,024,397
Primoris Services Corp.	21,238	1,999,982
Sterling Infrastructure, Inc.*	3,652	977,239
WillScot Holdings Corp.	50,746	1,489,395
		12,030,566
Consumer finance—1.8%
Ally Financial, Inc.	36,426	1,378,724
Atlanticus Holdings Corp.*	2,772	137,574

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Consumer finance—(concluded)
Dave, Inc.*	7,016	$1,654,373
LendingTree, Inc.*	16,151	753,929
NerdWallet, Inc., Class A*	26,488	280,508
Regional Management Corp.[1]	2,648	88,019
		4,293,127
Consumer staples distribution & retail—0.8%
Guardian Pharmacy Services, Inc., Class A*	7,638	159,634
Sprouts Farmers Market, Inc.*	11,965	1,813,176
		1,972,810
Containers & packaging—0.1%
Ardagh Metal Packaging SA	67,080	265,637
Diversified consumer services—3.6%
Adtalem Global Education, Inc.*	3,100	354,237
Carriage Services, Inc.	6,117	274,775
Duolingo, Inc.*	3,954	1,370,259
Grand Canyon Education, Inc.*	23,517	3,965,672
Lincoln Educational Services Corp.*	41,394	946,681
Stride, Inc.*	4,560	584,729
Udemy, Inc.*	70,654	537,677
Universal Technical Institute, Inc.*	24,656	794,416
		8,828,446
Diversified telecommunication services—0.1%
Bandwidth, Inc., Class A*	19,394	269,771
Electrical equipment—0.8%
Enovix Corp.*	20,720	277,648
Powell Industries, Inc.[1]	4,974	1,179,336
Regal Rexnord Corp.	2,548	389,538
		1,846,522
Electronic equipment, instruments & components—1.5%
Aeva Technologies, Inc.*,1	3,237	60,338
Celestica, Inc.*	947	189,267
Climb Global Solutions, Inc.	870	102,660
Cognex Corp.	38,158	1,555,702
Evolv Technologies Holdings, Inc.*	19,572	128,294
Jabil, Inc.	4,191	935,306
Napco Security Technologies, Inc.	16,408	500,936
PAR Technology Corp.*,1	3,764	228,776
		3,701,279
Energy equipment & services—0.1%
DMC Global, Inc.*	8,000	64,720
Natural Gas Services Group, Inc.*	8,087	194,816
		259,536
Entertainment—0.8%
Madison Square Garden Entertainment Corp.*	19,116	722,393
Roku, Inc.*	13,618	1,282,271
		2,004,664
	Number of shares	Value
Common stocks—(continued)
Financial services—1.8%
International Money Express, Inc.*	17,714	$159,249
Marqeta, Inc., Class A*	221,189	1,260,777
NCR Atleos Corp.*	14,781	452,299
Paymentus Holdings, Inc., Class A*	17,051	475,382
Payoneer Global, Inc.*	142,400	935,568
Priority Technology Holdings, Inc.*	22,574	154,632
Sezzle, Inc.*,1	6,637	1,027,673
		4,465,580
Food products—1.5%
BRC, Inc., Class A*,1	15,400	26,180
Calavo Growers, Inc.	11,367	298,952
Freshpet, Inc.*	34,772	2,375,623
Mama's Creations, Inc.*,1	112,558	929,729
		3,630,484
Ground transportation—0.7%
Lyft, Inc., Class A*	79,706	1,120,666
U-Haul Holding Co.*,1	4,717	272,926
Werner Enterprises, Inc.	8,988	249,147
		1,642,739
Health care equipment & supplies—2.5%
Artivion, Inc.*	4,656	143,917
Axogen, Inc.*	3,900	51,051
Beta Bionics, Inc.*	12,828	215,382
Bioventus, Inc., Class A*,1	6,400	41,728
Glaukos Corp.*	15,427	1,328,110
Inspire Medical Systems, Inc.*	7,228	900,175
iRadimed Corp.	8,482	494,840
KORU Medical Systems, Inc.*	27,678	95,766
Novocure Ltd.*	9,409	108,862
OrthoPediatrics Corp.*	20,180	418,130
Pulmonx Corp.*	11,500	21,160
SI-BONE, Inc.*	46,477	791,503
Tandem Diabetes Care, Inc.*	54,909	855,482
UFP Technologies, Inc.*	2,717	615,102
		6,081,208
Health care providers & services—5.2%
Astrana Health, Inc.*	20,758	495,286
Aveanna Healthcare Holdings, Inc.*	16,244	64,489
Chemed Corp.	3,842	1,584,056
Ensign Group, Inc.	18,552	2,782,800
GeneDx Holdings Corp.*	13,807	1,407,624
Guardant Health, Inc.*	4,597	188,385
Hims & Hers Health, Inc.*	4,558	301,648
LifeStance Health Group, Inc.*	68,200	271,436
Option Care Health, Inc.*	47,299	1,388,226
PACS Group, Inc.*	29,582	327,177
Pennant Group, Inc.*	50,139	1,111,581
Privia Health Group, Inc.*	127,123	2,481,441
RadNet, Inc.*	6,390	349,725
		12,753,874

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Health care technology—2.7%
Claritev Corp.*,1	1,080	$43,060
Doximity, Inc., Class A*	79,681	4,681,259
GoodRx Holdings, Inc., Class A*,1	55,178	264,303
HealthStream, Inc.	3,540	92,606
LifeMD, Inc.*	23,006	239,492
OptimizeRx Corp.*,1	26,773	337,875
Phreesia, Inc.*	34,241	923,137
		6,581,732
Hotels, restaurants & leisure—5.0%
Brinker International, Inc.*	7,222	1,138,187
Cava Group, Inc.*	4,819	424,120
Domino's Pizza, Inc.	1,212	561,411
Dutch Bros, Inc., Class A*	2,189	129,742
First Watch Restaurant Group, Inc.*,1	81,395	1,407,320
Genius Sports Ltd.*	106,817	1,201,691
Lindblad Expeditions Holdings, Inc.*	5,494	65,653
Monarch Casino & Resort, Inc.	4,423	455,392
Rush Street Interactive, Inc.*	139,747	2,817,300
Sportradar Group AG, Class A*	9,308	275,238
Super Group SGHC Ltd.	143,047	1,537,755
Wingstop, Inc.	5,692	2,147,819
		12,161,628
Household durables—1.2%
Cavco Industries, Inc.*	3,150	1,271,561
Lovesac Co.*,1	6,120	110,221
SharkNinja, Inc.*	5,152	598,147
Sonos, Inc.*	77,580	838,640
		2,818,569
Household products—0.3%
WD-40 Co.	3,656	783,846
Insurance—3.8%
American Coastal Insurance Corp.	3,924	40,849
AMERISAFE, Inc.	1,500	67,170
Ategrity Specialty Holdings LLC*	3,653	72,987
Crawford & Co., Class A	1,158	11,082
Everest Group Ltd.	2,326	781,071
Goosehead Insurance, Inc., Class A	14,987	1,362,468
Heritage Insurance Holdings, Inc.*	11,420	240,848
Hippo Holdings, Inc.*	1,380	35,659
Kinsale Capital Group, Inc.	9,699	4,274,252
Oscar Health, Inc., Class A*	39,226	551,125
Palomar Holdings, Inc.*	1,504	199,265
RLI Corp.	9,332	615,819
Root, Inc., Class A*	855	103,481
Selectquote, Inc.*	9,000	15,840
Trupanion, Inc.*	460	21,809
TWFG, Inc.*	21,552	665,310
Universal Insurance Holdings, Inc.	8,722	206,188
		9,265,223
	Number of shares	Value
Common stocks—(continued)
Interactive media & services—0.7%
EverQuote, Inc., Class A*	8,307	$204,269
Grindr, Inc.*	25,753	450,162
MediaAlpha, Inc., Class A*	30,318	303,786
Travelzoo*	3,130	31,269
TripAdvisor, Inc.*,1	8,950	156,536
VTEX, Class A*	19,700	117,609
Yelp, Inc.*	12,273	422,559
ZipRecruiter, Inc., Class A*	19,449	81,686
		1,767,876
IT services—1.5%
BigCommerce Holdings, Inc.*	38,241	182,792
DigitalOcean Holdings, Inc.*	35,258	982,288
Globant SA*	19,876	1,674,752
Grid Dynamics Holdings, Inc.*	74,145	703,636
Rackspace Technology, Inc.*	6,000	7,260
Unisys Corp.*	32,493	134,196
		3,684,924
Leisure products—0.1%
Latham Group, Inc.*	44,056	298,700
Life sciences tools & services—5.0%
10X Genomics, Inc., Class A*	57,205	769,407
Adaptive Biotechnologies Corp.*	55,329	566,569
Bio-Techne Corp.	27,426	1,501,025
Codexis, Inc.*,1	66,004	176,891
Medpace Holdings, Inc.*	13,843	5,913,730
OmniAb, Inc.*	20,100	38,391
Repligen Corp.*	15,792	1,848,769
Stevanato Group SpA[1]	52,447	1,295,965
		12,110,747
Machinery—3.3%
Atmus Filtration Technologies, Inc.	13,311	517,931
Energy Recovery, Inc.*	21,737	292,363
ESCO Technologies, Inc.	2,726	528,026
Graham Corp.*	20,620	1,178,433
Hillman Solutions Corp.*	157,219	1,240,458
Kadant, Inc.[1]	8,852	2,945,680
Kornit Digital Ltd.*	58,308	1,167,326
Mayville Engineering Co., Inc.*	7,781	130,487
		8,000,704
Media—0.1%
Integral Ad Science Holding Corp.*	4,376	35,883
Magnite, Inc.*	12,303	283,092
		318,975
Metals & mining—0.6%
Carpenter Technology Corp.	1,826	455,386
Century Aluminum Co.*	16,346	346,208
MP Materials Corp.*	4,832	297,168
U.S. Antimony Corp.*,1	73,294	224,280
		1,323,042

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Mortgage real estate investment—0.0%†
Angel Oak Mortgage REIT, Inc.	2,500	$23,150
Oil, gas & consumable fuels—0.7%
Comstock Resources, Inc.*	23,810	425,485
CVR Energy, Inc.	31,606	846,408
Delek U.S. Holdings, Inc.	4,910	109,837
World Kinect Corp.	13,141	358,355
		1,740,085
Paper & forest products—0.3%
Sylvamo Corp.	15,014	691,695
Personal care products—0.5%
Beauty Health Co.*,1	71,280	109,771
elf Beauty, Inc.*	5,079	615,524
Herbalife Ltd.*	23,076	212,299
Lifevantage Corp.[1]	7,961	99,911
Nature's Sunshine Products, Inc.*	2,175	30,472
Oddity Tech Ltd., Class A*	2,585	181,131
		1,249,108
Pharmaceuticals—2.1%
Arvinas, Inc.*	6,814	50,696
Biote Corp., Class A*	5,500	22,385
Corcept Therapeutics, Inc.*	18,299	1,229,144
Eton Pharmaceuticals, Inc.*,1	7,519	106,469
Fulcrum Therapeutics, Inc.*	16,282	109,578
Indivior PLC*	64,976	1,312,515
LENZ Therapeutics, Inc.*,1	12,211	363,521
Ligand Pharmaceuticals, Inc.*	5,758	757,638
Nektar Therapeutics*	5,600	121,408
Pacira BioSciences, Inc.*	12,696	267,759
Phibro Animal Health Corp., Class A	10,100	267,650
SIGA Technologies, Inc.	23,023	152,182
Xeris Biopharma Holdings, Inc.*	72,471	368,877
		5,129,822
Professional services—4.8%
Barrett Business Services, Inc.	30,839	1,417,669
CRA International, Inc.	2,291	404,728
ExlService Holdings, Inc.*	5,440	236,259
Exponent, Inc.	23,615	1,628,490
Franklin Covey Co.*	6,871	135,428
Innodata, Inc.*,1	5,271	289,378
Insperity, Inc.	15,790	940,768
KBR, Inc.	20,773	970,930
Kforce, Inc.	9,980	347,803
Legalzoom.com, Inc.*	91,779	825,093
Paylocity Holding Corp.*	18,950	3,503,476
RCM Technologies, Inc.*	940	22,663
TriNet Group, Inc.	12,429	842,811
		11,565,496
	Number of shares	Value
Common stocks—(continued)
Real estate management & development—0.7%
Compass, Inc., Class A*	122,258	$970,728
eXp World Holdings, Inc.[1]	41,537	447,769
Real Brokerage, Inc.*	56,404	222,796
		1,641,293
Retail REITs—0.2%
Saul Centers, Inc.	2,080	67,017
Tanger, Inc.	14,644	439,613
		506,630
Semiconductors & semiconductor equipment—2.7%
Ambarella, Inc.*	13,717	906,557
Credo Technology Group Holding Ltd.*	23,918	2,668,053
Power Integrations, Inc.	25,510	1,237,745
Rambus, Inc.*	2,810	207,743
Silicon Laboratories, Inc.*	4,364	575,044
SiTime Corp.*	4,983	1,010,802
SkyWater Technology, Inc.*,1	6,380	57,101
		6,663,045
Software—14.9%
A10 Networks, Inc.	25,270	465,473
Agilysys, Inc.*	13,119	1,496,616
Alarm.com Holdings, Inc.*	32,965	1,800,878
Alkami Technology, Inc.*	55,563	1,238,499
Allot Ltd.*	31,893	246,852
Appfolio, Inc., Class A*	6,245	1,669,788
Appian Corp., Class A*	22,788	629,177
Arteris, Inc.*	11,480	113,193
Asana, Inc., Class A*	47,627	699,164
AudioEye, Inc.*,1	7,650	97,996
AvePoint, Inc.*	47,764	911,337
BlackLine, Inc.*	26,730	1,437,539
CCC Intelligent Solutions Holdings, Inc.*	266,668	2,578,680
Clearwater Analytics Holdings, Inc., Class A*	62,933	1,275,023
Commvault Systems, Inc.*	1,040	197,548
Descartes Systems Group, Inc.*,1	28,273	2,990,152
Digital Turbine, Inc.*	75,909	413,704
DoubleVerify Holdings, Inc.*	77,030	1,180,100
Dropbox, Inc., Class A*	50,298	1,366,597
Guidewire Software, Inc.*	268	60,627
InterDigital, Inc.[1]	2,240	578,368
Jamf Holding Corp.*	74,753	593,539
JFrog Ltd.*	5,182	224,951
Manhattan Associates, Inc.*	9,424	2,070,076
Onestream, Inc.*	28,880	688,788
Pegasystems, Inc.	41,126	2,414,507
Porch Group, Inc.*	53,716	677,896
Rapid7, Inc.*	27,519	581,201
Red Violet, Inc.	24,167	1,071,323
Rimini Street, Inc.*	6,215	29,832
RingCentral, Inc., Class A*	43,525	1,109,452
SEMrush Holdings, Inc., Class A*	14,809	132,689
ServiceTitan, Inc., Class A*	3,016	351,997

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Software—(concluded)
SPS Commerce, Inc.*	22,503	$2,449,789
Weave Communications, Inc.*	26,363	192,450
Workiva, Inc.*	34,059	2,173,986
		36,209,787
Specialty retail—3.2%
Boot Barn Holdings, Inc.*	4,266	733,325
Five Below, Inc.*	33,962	4,636,492
Floor & Decor Holdings, Inc., Class A*	18,844	1,444,204
Genesco, Inc.*	4,728	113,756
Stitch Fix, Inc., Class A*	30,900	146,157
Wayfair, Inc., Class A*	9,940	652,462
		7,726,396
Technology hardware, storage & peripherals—0.3%
CPI Card Group, Inc.*	2,088	40,528
IonQ, Inc.*,1	8,841	352,491
Pure Storage, Inc., Class A*	7,367	438,484
		831,503
Textiles, apparel & luxury goods—0.2%
Figs, Inc., Class A*	72,820	473,330
Tobacco—0.2%
Turning Point Brands, Inc.	4,407	365,517
	Number of shares	Value
Common stocks—(concluded)
Trading companies & distributors—1.7%
Applied Industrial Technologies, Inc.	1,126	$305,709
FTAI Aviation Ltd.	4,057	558,284
Global Industrial Co.	7,116	242,371
Herc Holdings, Inc.	5,535	646,543
Karat Packaging, Inc.	3,408	92,800
NPK International, Inc.*	88,012	793,868
Transcat, Inc.*,1	18,523	1,415,713
		4,055,288
Total common stocks (cost—$225,382,183)		240,115,990
Short term investments—1.5%
Investment companies—1.5%
State Street Institutional U.S. Government Money Market Fund, 4.250%[4] (cost—$3,608,906)	3,608,906	3,608,906
Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[4] (cost—$2,217,767)	2,217,767	2,217,767
Total investments (cost—$231,208,856)—101.1%		245,942,663
Liabilities in excess of other assets—(1.1)%		(2,560,480)
Net assets—100.0%		$243,382,183

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$240,115,990	$—	$0	$240,115,990
Short-term investments	3,608,906	—	—	3,608,906
Investment of cash collateral from securities loaned	2,217,767	—	—	2,217,767
Total	$245,942,663	$—	$0	$245,942,663

At July 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2025

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE International Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—110.2%
Australia—3.5%
Aurizon Holdings Ltd.	1,682,427	$3,492,427
Computershare Ltd.[1]	152,472	4,104,455
Evolution Mining Ltd.	11,203	50,702
Fortescue Ltd.[1]	173,737	1,965,705
Glencore PLC*,1	147,674	592,663
Insurance Australia Group Ltd.[2]	357,305	2,005,702
Macquarie Group Ltd.[1]	3,175	439,691
Northern Star Resources Ltd.[1]	342,869	3,406,516
Qantas Airways Ltd.[1]	262,513	1,820,616
REA Group Ltd.[1,2]	4,233	644,817
Rio Tinto PLC[1]	21,837	1,300,598
Santos Ltd.[1]	224,035	1,127,319
Telstra Group Ltd.	10,838	34,541
Wesfarmers Ltd.[1]	32,438	1,774,342
WiseTech Global Ltd.	5,389	408,164
Woodside Energy Group Ltd.[1]	104,243	1,764,039
		24,932,297
Austria—0.8%
ANDRITZ AG	50,316	3,501,536
Erste Group Bank AG	28,197	2,578,443
		6,079,979
Belgium—0.1%
UCB SA2	2,105	452,269
Canada—3.0%
Brookfield Renewable Corp.[2]	147,229	5,392,998
Canadian Pacific Kansas City Ltd.	45,970	3,381,094
Constellation Software, Inc.	1,966	6,782,643
Fairfax Financial Holdings Ltd.	3,164	5,596,279
		21,153,014
China—3.8%
Alibaba Group Holding Ltd., ADR	24,763	2,987,161
BeOne Medicines Ltd., ADR*	19,629	5,910,881
BOC Hong Kong Holdings Ltd.	748,500	3,360,955
KE Holdings, Inc., ADR	180,760	3,329,599
Prosus NV2	105,120	6,005,058
SITC International Holdings Co. Ltd.	460,000	1,487,300
Wharf Holdings Ltd.	196,000	557,423
Wuxi Biologics Cayman, Inc.*,3	735,562	2,990,818
Yangzijiang Shipbuilding Holdings Ltd.	441,800	866,559
		27,495,754
Denmark—3.3%
AP Moller—Maersk AS, Class B	708	1,406,637
Coloplast AS, Class B	38,888	3,551,719
Danske Bank AS	9,456	375,133
Genmab AS*	33,087	7,123,546
Novo Nordisk AS, ADR	75,535	3,555,433
Novo Nordisk AS, Class B	55,747	2,592,680
Novonesis Novozymes B, Class B1	13,832	894,896
Vestas Wind Systems AS	233,044	4,254,938
		23,754,982
	Number of shares	Value
Common stocks—(continued)
Finland—2.0%
Neste OYJ[1]	63,288	$998,851
Nordea Bank Abp	379,434	5,536,618
Orion OYJ, Class B2	27,048	2,165,429
UPM-Kymmene OYJ	68,723	1,781,146
Wartsila OYJ Abp	130,815	3,614,209
		14,096,253
France—8.9%
Airbus SE1	19,401	3,900,669
AXA SA1	18,299	888,767
Bouygues SA	145,240	5,980,477
Capgemini SE	32,561	4,847,561
Carrefour SA	237,302	3,400,776
Cie de Saint-Gobain SA	3,571	409,655
Covivio SA	4,944	320,083
Credit Agricole SA	77,753	1,431,006
Edenred SE1	6,635	189,483
Eiffage SA	11,537	1,548,674
Engie SA1	22,635	508,794
Hermes International SCA[1]	612	1,496,639
Ipsen SA	2,986	351,847
Kering SA	12,795	3,141,752
Klepierre SA1	45,817	1,748,923
Pernod Ricard SA	60,555	6,223,158
Publicis Groupe SA1	8,586	784,603
Renault SA1	38,275	1,416,205
Safran SA	30,136	9,937,382
Societe Generale SA	9,451	603,243
Teleperformance SE	4,914	479,071
Thales SA	14,939	4,018,496
TotalEnergies SE1	12,497	743,140
Unibail-Rodamco-Westfield*,1	4,818	467,053
Vinci SA	64,414	8,947,669
		63,785,126
Germany—8.7%
Allianz SE, Registered Shares	20,727	8,190,847
Bayerische Motoren Werke AG	10,367	992,369
Commerzbank AG	28,253	1,030,269
Continental AG	31,770	2,713,494
Daimler Truck Holding AG	16,925	823,321
Deutsche Post AG	135,492	6,070,815
Deutsche Telekom AG, Registered Shares[1]	154,503	5,541,389
Evonik Industries AG	206,233	4,095,388
Fresenius Medical Care AG1	52,682	2,672,105
GEA Group AG	8,169	586,781
Hannover Rueck SE	5,590	1,695,689
Knorr-Bremse AG	4,279	427,067
LEG Immobilien SE	25,219	2,001,720
Mercedes-Benz Group AG1	40,364	2,285,420
Merck KGaA	48,735	6,091,113
MTU Aero Engines AG	3,722	1,605,515
Rational AG	405	312,638
Rheinmetall AG	1,163	2,302,154
SAP SE1	16,613	4,750,579
Siemens Energy AG*	7,934	923,536

PACE International Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Germany—(concluded)
Talanx AG	22,040	$2,921,337
Vonovia SE1	133,546	4,144,676
		62,178,222
Hong Kong—1.8%
AIA Group Ltd.	717,000	6,685,427
CLP Holdings Ltd.	10,000	86,798
Hong Kong Exchanges & Clearing Ltd.[1]	1,800	97,414
Jardine Matheson Holdings Ltd.	81,400	4,420,130
Techtronic Industries Co. Ltd.	80,000	956,612
Wharf Real Estate Investment Co. Ltd.[1]	117,000	371,453
		12,617,834
India—1.2%
HDFC Bank Ltd., ADR	66,516	5,106,433
Tata Consultancy Services Ltd.	100,192	3,455,266
		8,561,699
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk. PT	12,508,609	2,801,059
Ireland—0.2%
AerCap Holdings NV	3,126	335,263
Kingspan Group PLC	10,477	869,506
		1,204,769
Israel—1.9%
Bank Hapoalim BM	266,355	4,994,974
Bank Leumi Le-Israel BM	251,354	4,649,741
Israel Discount Bank Ltd., Class A	436,311	4,172,673
Mizrahi Tefahot Bank Ltd.	2,703	166,975
		13,984,363
Italy—7.0%
Banco BPM SpA	161,519	2,059,876
Coca-Cola HBC AG1	51,058	2,653,596
Enel SpA	918,796	8,102,205
Eni SpA	119,651	2,042,123
Ferrari NV1,2	10,684	4,685,012
FinecoBank Banca Fineco SpA[2]	198,095	4,218,238
Intesa Sanpaolo SpA	1,031,714	6,216,344
Prysmian SpA	8,579	685,148
Recordati Industria Chimica e Farmaceutica SpA[2]	25,228	1,446,919
Ryanair Holdings PLC, ADR	90,872	5,658,599
Snam SpA[2]	1,264,039	7,325,439
UniCredit SpA[1]	72,299	5,319,310
		50,412,809
Japan—24.5%
Advantest Corp.	10,800	718,190
ANA Holdings, Inc.[1]	57,400	1,064,343
Asahi Kasei Corp.	99,900	695,080
Asics Corp.[1]	9,000	211,584
Astellas Pharma, Inc.[2]	230,300	2,387,893
Bandai Namco Holdings, Inc.[1]	30,900	999,211
Canon, Inc.[1]	43,000	1,221,314
	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Capcom Co. Ltd.[1]	1,000	$25,456
Central Japan Railway Co.[1]	19,200	447,594
Chugai Pharmaceutical Co. Ltd.	600	28,762
Concordia Financial Group Ltd.	266,400	1,766,559
Daifuku Co. Ltd.[2]	57,200	1,448,086
Dai-ichi Life Holdings, Inc.	138,200	1,093,464
Daiichi Sankyo Co. Ltd.[2]	209,200	5,132,078
Denso Corp.[1]	86,600	1,174,938
Dentsu Group, Inc.[2]	38,500	759,243
Disco Corp.	6,500	1,920,922
FANUC Corp.	153,624	4,276,424
Fast Retailing Co. Ltd.[1]	6,800	2,074,202
Fuji Electric Co. Ltd.	26,000	1,292,673
FUJIFILM Holdings Corp.[2]	276,600	5,737,299
Fujikura Ltd.	8,600	583,789
Fujitsu Ltd.	288,100	6,275,946
Hitachi Ltd.	263,000	8,047,969
Honda Motor Co. Ltd.	332,700	3,444,411
Hoshizaki Corp.[2]	13,800	472,550
Hulic Co. Ltd.[1]	47,700	454,948
Isuzu Motors Ltd.	64,600	827,914
ITOCHU Corp.[1]	11,800	618,941
Japan Airlines Co. Ltd.[1]	51,800	1,028,618
Japan Exchange Group, Inc.[1]	84,800	828,698
Japan Tobacco, Inc.[1]	15,400	439,818
Kansai Electric Power Co., Inc.	5,400	64,835
Kao Corp.[1]	19,000	854,932
KDDI Corp.	520,600	8,543,880
Keyence Corp.	13,004	4,703,954
Komatsu Ltd.	70,000	2,255,252
Konami Group Corp.[2]	18,700	2,538,688
Kyocera Corp.[2]	42,200	498,144
Lasertec Corp.[2]	19,100	1,924,300
LY Corp.[1]	827,000	3,022,821
Makita Corp.[2]	38,100	1,179,504
MatsukiyoCocokara & Co.[1]	120,100	2,466,215
Minebea Mitsumi, Inc.[2]	239,900	3,775,635
Mitsubishi Chemical Group Corp.	66,600	362,755
Mitsubishi Electric Corp.	212,200	4,772,852
Mitsubishi UFJ Financial Group, Inc.	88,000	1,212,884
Mitsui Fudosan Co. Ltd.[1]	73,100	653,390
MS&AD Insurance Group Holdings, Inc.[2]	64,000	1,367,428
Nexon Co. Ltd.	28,400	519,664
NIDEC Corp.[2]	161,000	3,088,991
Nippon Building Fund, Inc.[2]	1,859	1,705,312
Nippon Yusen KK1	55,000	1,928,837
Nitto Denko Corp.[1,2]	120,200	2,487,407
NTT, Inc.	3,271,300	3,303,560
Obayashi Corp.	183,500	2,702,085
Otsuka Holdings Co. Ltd.	31,000	1,475,901
Panasonic Holdings Corp.	519,800	4,916,954
Recruit Holdings Co. Ltd.	102,013	6,052,545
Resona Holdings, Inc.	15,800	143,843
Sanrio Co. Ltd.[1]	24,400	1,001,184
SCREEN Holdings Co. Ltd.[2]	26,400	2,059,461
SCSK Corp.	55,200	1,717,542

PACE International Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Japan—(concluded)
Secom Co. Ltd.[2]	108,900	$3,910,949
Seven & i Holdings Co. Ltd.[1]	34,400	453,502
SoftBank Corp.	31,900	46,090
SoftBank Group Corp.[1]	18,200	1,389,733
Sompo Holdings, Inc.[2]	125,500	3,700,622
Sony Group Corp.	330,500	7,949,616
Sumitomo Corp.	3,900	99,683
Sumitomo Electric Industries Ltd.	19,500	483,886
Sumitomo Mitsui Financial Group, Inc.	98,600	2,487,343
Sumitomo Mitsui Trust Group, Inc.	54,400	1,426,083
Suzuki Motor Corp.[2]	403,513	4,433,628
T&D Holdings, Inc.	61,400	1,499,309
TDK Corp.	104,900	1,277,989
Tokio Marine Holdings, Inc.[1,2]	92,700	3,722,173
Tokyo Electron Ltd.[1]	20,200	3,211,369
TOPPAN Holdings, Inc.[1]	26,600	716,823
Toyota Industries Corp.[2]	48,000	5,132,764
Trend Micro, Inc.	25,200	1,536,656
Yokogawa Electric Corp.	60,800	1,620,568
		175,898,458
Luxembourg—0.3%
ArcelorMittal SA	50,056	1,560,554
Eurofins Scientific SE2	8,280	634,111
		2,194,665
Macau—0.5%
Galaxy Entertainment Group Ltd.	504,000	2,457,838
Sands China Ltd.	570,800	1,381,774
		3,839,612
Netherlands—2.9%
Adyen NV*,2,3	3,669	6,292,888
ASML Holding NV2	4,761	3,299,720
ASML Holding NV, NY Reg Shrs	6,355	4,414,882
Heineken NV1	7,669	601,952
Koninklijke Philips NV2	178,615	4,664,590
NN Group NV2	25,991	1,750,119
		21,024,151
Norway—0.9%
DNB Bank ASA	26,820	678,539
Gjensidige Forsikring ASA	12,293	323,350
Norsk Hydro ASA[1]	419,034	2,483,611
Telenor ASA	213,419	3,274,039
		6,759,539
Poland—0.1%
InPost SA*	42,653	612,612
Portugal—0.4%
Galp Energia SGPS SA2	143,150	2,733,483
Singapore—4.9%
CapitaLand Ascendas REIT	276,200	591,379
DBS Group Holdings Ltd.	298,337	10,950,301
Grab Holdings Ltd., Class A*	19,753	96,592
	Number of shares	Value
Common stocks—(continued)
Singapore—(concluded)
Oversea-Chinese Banking Corp. Ltd.	94,700	$1,227,232
Sea Ltd., ADR*	32,302	5,060,108
Singapore Exchange Ltd.	284,300	3,485,974
Singapore Technologies Engineering Ltd.	471,800	3,173,931
United Overseas Bank Ltd.	380,798	10,579,611
		35,165,128
South Africa—0.2%
Anglo American PLC	32,735	921,101
Valterra Platinum Ltd.[2]	3,803	169,758
		1,090,859
South Korea—0.0%†
Delivery Hero SE*,3	7,072	211,060
Spain—4.2%
ACS Actividades de Construccion y Servicios SA	34,474	2,379,214
Aena SME SA1,3	3,600	96,941
Banco Bilbao Vizcaya Argentaria SA1,2	309,046	5,154,348
Banco Santander SA	1,379,748	11,853,114
Bankinter SA	2,779	39,668
CaixaBank SA2	92,132	866,806
EDP Renovaveis SA	108,215	1,270,521
Endesa SA1	91,748	2,658,879
Grifols SA*,2	102,313	1,524,477
Iberdrola SA1	128,959	2,266,624
Industria de Diseno Textil SA1	36,259	1,731,985
		29,842,577
Sweden—1.8%
AddTech AB, Class B2	6,448	216,770
Alfa Laval AB	41,424	1,799,773
Assa Abloy AB, Class B	119,610	3,957,923
Skanska AB, Class B2	99,501	2,321,009
Tele2 AB, Class B	13,759	212,647
Telefonaktiebolaget LM Ericsson, Class B1	123,781	899,093
Volvo AB, Class B	132,375	3,801,782
		13,208,997
Switzerland—2.0%
ABB Ltd., Registered Shares	85,973	5,613,873
Chocoladefabriken Lindt & Spruengli AG1	4	584,889
Givaudan SA1	100	418,035
Partners Group Holding AG1	351	471,848
Schindler Holding AG	1,173	424,199
SGS SA, Registered Shares[1]	11,715	1,190,400
Sika AG, Registered Shares[1]	7,132	1,683,006
Temenos AG, Registered Shares[2]	40,562	3,628,053
VAT Group AG2,3	568	198,907
Zurich Insurance Group AG1	412	281,028
		14,494,238
Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,133	5,589,395

PACE International Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(concluded)
United Kingdom—11.9%
Admiral Group PLC[2]	9,261	$417,453
Associated British Foods PLC	303,697	8,793,694
AstraZeneca PLC	41,602	6,069,384
BAE Systems PLC	114,563	2,733,544
British American Tobacco PLC	161,442	8,649,631
Centrica PLC	1,779,522	3,868,241
CK Hutchison Holdings Ltd.	825,000	5,369,926
Entain PLC	71,774	968,737
Halma PLC[1]	25,077	1,073,007
Hikma Pharmaceuticals PLC	39,870	1,030,530
HSBC Holdings PLC	440,429	5,365,734
Imperial Brands PLC	102,435	3,992,853
InterContinental Hotels Group PLC[1]	12,869	1,480,451
Kingfisher PLC	79,298	281,968
Land Securities Group PLC[2]	202,318	1,538,616
Lloyds Banking Group PLC	8,740,924	8,963,359
Marks & Spencer Group PLC[1]	684,854	3,145,253
Next PLC[1]	4,201	681,910
RELX PLC[1]	35,543	1,846,852
Rolls-Royce Holdings PLC	218,060	3,094,919
SSE PLC	345,591	8,471,206
United Utilities Group PLC	99,825	1,490,173
Vodafone Group PLC	2,154,945	2,336,384
WPP PLC[2]	604,830	3,274,784
		84,938,609
United States—8.2%
Atlassian Corp., Class A*	18,968	3,637,683
BP PLC	818,753	4,388,745
Experian PLC[1]	11,465	604,099
GSK PLC	381,697	7,020,928
Lululemon Athletica, Inc.*	9,656	1,936,318
Nestle SA, Registered Shares[2]	82,843	7,238,578
Novartis AG, Registered Shares[1]	71,724	8,168,434
Roche Holding AG	18,467	5,763,053
Sanofi SA	61,532	5,523,766
Shell PLC	169,911	6,105,429
Spotify Technology SA*,1	1,078	675,410
Swiss Re AG	5,232	936,535
Waste Connections, Inc.	35,835	6,689,320
		58,688,298
Total common stocks (cost—$626,181,739)		789,802,110
Preferred stocks—0.1%
Germany—0.1%
Volkswagen AG1 (cost—$625,567)	5,351	559,531
	Number of warrants
Warrant—0.0%†
Canada—0.0%†
Constellation Software, Inc. expires 03/31/40*,2,4,5 (cost—$0)	2,948	0
	Number of shares	Value
Short-term investments—0.6%
Investment companies—0.6%
State Street Institutional U.S. Government Money Market Fund, 4.250%[6] (cost—$4,723,115)	4,723,115	$4,723,115
Investment of cash collateral from securities loaned—9.6%
Money market funds—9.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[6] (cost—$68,858,551)	68,858,551	68,858,551
Total investments before investments sold short (cost—$700,388,972)—120.5%		863,943,307
Investments sold short—(12.4)%
Common stocks—(12.3)%
Australia—(0.6)%
Aristocrat Leisure Ltd.	(18,457)	(826,447)
BlueScope Steel Ltd.	(107,375)	(1,627,836)
Commonwealth Bank of Australia	(5,674)	(644,167)
Pro Medicus Ltd.	(319)	(65,508)
Washington H Soul Pattinson & Co. Ltd.	(22,200)	(576,757)
Westpac Banking Corp.	(18,429)	(397,884)
		(4,138,599)
Belgium—(0.4)%
D'ieteren Group	(7,368)	(1,455,423)
Syensqo SA	(14,397)	(1,141,046)
		(2,596,469)
China—(0.0)%†
Wilmar International Ltd.	(65,000)	(147,118)
Denmark—(0.1)%
Coloplast AS, Class B	(4,740)	(432,914)
DSV AS	(238)	(53,332)
		(486,246)
Finland—(0.1)%
Kone OYJ, Class B	(10,075)	(620,180)
France—(0.4)%
BioMerieux	(7,929)	(1,138,310)
Bollore SE	(80,373)	(463,596)
Kering SA	(1,934)	(474,885)
Sodexo SA	(16,344)	(972,034)
		(3,048,825)
Germany—(0.3)%
BASF SE	(6,119)	(299,888)
Deutsche Boerse AG	(5,404)	(1,567,045)
Deutsche Lufthansa AG	(59,479)	(510,023)
		(2,376,956)
Hong Kong—(0.6)%
CK Asset Holdings Ltd.	(219,000)	(1,003,501)
CK Infrastructure Holdings Ltd.	(106,500)	(750,078)
Henderson Land Development Co. Ltd.	(24,000)	(83,983)

PACE International Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(concluded)
Hongkong Land Holdings Ltd.	(96,800)	$(584,743)
Sino Land Co. Ltd.	(1,565,136)	(1,804,131)
		(4,226,436)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(878,531)
Italy—(0.2)%
Davide Campari-Milano NV	(36,419)	(250,848)
DiaSorin SpA	(7,707)	(753,475)
Moncler SpA	(769)	(41,193)
Snam SpA	(1)	(6)
Telecom Italia SpA	(984,592)	(452,452)
		(1,497,974)
Japan—(5.6)%
Aeon Co. Ltd.	(33,300)	(1,063,696)
Daiwa Securities Group, Inc.	(93,000)	(647,452)
East Japan Railway Co.	(10,000)	(214,342)
Eisai Co. Ltd.	(44,900)	(1,259,237)
ENEOS Holdings, Inc.	(232,800)	(1,221,882)
FUJIFILM Holdings Corp.	(94,300)	(1,955,992)
Hankyu Hanshin Holdings, Inc.	(4,100)	(106,853)
Hikari Tsushin, Inc.	(6,000)	(1,613,152)
JFE Holdings, Inc.	(203,300)	(2,352,803)
Kyocera Corp.	(260,100)	(3,070,316)
Kyowa Kirin Co. Ltd.	(84,000)	(1,433,847)
MEIJI Holdings Co. Ltd.	(30,300)	(612,696)
Mitsubishi Corp.	(95,100)	(1,875,693)
Mitsubishi HC Capital, Inc.	(25,100)	(185,530)
Mitsui OSK Lines Ltd.	(49,800)	(1,673,892)
Nippon Steel Corp.	(61,200)	(1,178,590)
Nissan Motor Co. Ltd.	(755,300)	(1,601,462)
Nissin Foods Holdings Co. Ltd.	(2,500)	(47,420)
Nitori Holdings Co. Ltd.	(27,200)	(2,303,479)
Olympus Corp.	(109,500)	(1,308,202)
Omron Corp.	(35,500)	(915,004)
Oriental Land Co. Ltd.	(136,000)	(2,800,311)
Ricoh Co. Ltd.	(32,900)	(288,483)
Secom Co. Ltd.	(57,300)	(2,057,827)
Sekisui House Ltd.	(29,100)	(610,426)
Shimadzu Corp.	(77,900)	(1,724,447)
Shimano, Inc.	(2,900)	(317,248)
Shiseido Co. Ltd.	(56,000)	(910,309)
Sumitomo Metal Mining Co. Ltd.	(49,000)	(1,077,769)
Tokyo Metro Co. Ltd.	(99,700)	(1,074,301)
Yakult Honsha Co. Ltd.	(76,500)	(1,230,696)
Yamaha Motor Co. Ltd.	(12,100)	(87,517)
ZOZO, Inc.	(139,200)	(1,377,992)
		(40,198,866)
Netherlands—(0.5)%
Akzo Nobel NV	(17,200)	(1,080,184)
Koninklijke Ahold Delhaize NV	(8,827)	(348,635)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(concluded)
Netherlands—(concluded)
Randstad NV	(35,022)	$(1,664,576)
Wolters Kluwer NV	(1,728)	(269,151)
		(3,362,546)
New Zealand—(0.1)%
Auckland International Airport Ltd.	(76,822)	(340,817)
Fisher & Paykel Healthcare Corp. Ltd.	(31,636)	(685,467)
		(1,026,284)
Norway—(0.1)%
Aker BP ASA	(15,806)	(380,239)
Sweden—(1.3)%
H & M Hennes & Mauritz AB, Class B	(67,881)	(914,468)
Industrivarden AB, Class C	(35,347)	(1,305,353)
Indutrade AB	(9,874)	(239,784)
Investment AB Latour, Class B	(26,573)	(678,387)
Investor AB, Class B	(114,926)	(3,330,500)
Nibe Industrier AB, Class B	(446,838)	(2,061,894)
SKF AB, Class B	(9,755)	(227,218)
Svenska Cellulosa AB SCA, Class B	(39,992)	(501,545)
		(9,259,149)
Switzerland—(0.1)%
Barry Callebaut AG	(389)	(473,723)
SIG Group AG	(36,482)	(590,234)
		(1,063,957)
United Kingdom—(1.4)%
Ashtead Group PLC	(2,656)	(177,451)
Barratt Redrow PLC	(124,114)	(611,193)
Bunzl PLC	(44,982)	(1,334,952)
Croda International PLC	(11,024)	(379,420)
JD Sports Fashion PLC	(426,621)	(478,876)
Kingfisher PLC	(145,974)	(519,055)
Melrose Industries PLC	(196,191)	(1,324,609)
Pearson PLC	(203,991)	(2,884,627)
Rentokil Initial PLC	(271,431)	(1,354,019)
Schroders PLC	(97,265)	(499,956)
Smith & Nephew PLC	(7,458)	(113,980)
WPP PLC	(99,092)	(536,522)
		(10,214,660)
United States—(0.4)%
Alcon AG	(9,244)	(810,403)
Haleon PLC	(10,710)	(50,237)
Tenaris SA	(111,568)	(1,948,554)
		(2,809,194)
Total common stocks (proceeds—$(90,028,781))		(88,332,229)

PACE International Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Investments sold short—(concluded)
Preferred stocks—(0.1)%
Porsche Automobil Holding SE (proceeds—$(753,195))	(19,241)	$(772,220)
Total investments sold short (proceeds—$(90,781,976))		(89,104,449)
Total investments (cost—$609,606,996)—108.1%		774,838,858
Liabilities in excess of other assets—(8.1)%		(58,315,409)
Net assets—100.0%		$716,523,449

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$79,604,760	$710,197,350	$—	$789,802,110
Preferred stocks	—	559,531	—	559,531
Warrant	—	—	0	0
Short-term investments	4,723,115	—	—	4,723,115
Investment of cash collateral from securities loaned	68,858,551	—	—	68,858,551
Total	$153,186,426	$710,756,881	$0	$863,943,307
Liabilities
Investments sold short
Common stocks	$(1,799,683)	$(86,532,546)	$—	$(88,332,229)
Preferred stocks	—	(772,220)	—	(772,220)
Total	$(1,799,683)	$(87,304,766)	$—	$(89,104,449)

At July 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short.

2  Security, or portion thereof, was on loan at the period end.

PACE International Equity Investments

Portfolio of investments—July 31, 2025

Portfolio footnotes—(concluded)

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,790,614, represented 1.4% of the Portfolio's net assets at period end.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—98.1%
Argentina—0.3%
Grupo Financiero Galicia SA, ADR*	22,291	$1,125,027
YPF SA, ADR*,1	5,036	168,907
		1,293,934
Brazil—9.4%
Ambev SA	565,600	1,258,561
B3 SA—Brasil Bolsa Balcao	1,487,700	3,342,280
Banco Bradesco SA, ADR	1,515,827	4,198,841
Banco Bradesco SA	363,300	869,395
Banco BTG Pactual SA	179,000	1,250,863
Embraer SA	106,900	1,539,866
Embraer SA, ADR	25,037	1,441,630
Itau Unibanco Holding SA, ADR	497,156	3,117,168
Localiza Rent a Car SA	293,000	1,812,037
Lojas Renner SA	386,540	1,123,127
MercadoLibre, Inc.*	2,425	5,756,683
NU Holdings Ltd., Class A*	224,640	2,745,101
Petroleo Brasileiro SA—Petrobras, ADR	364,545	4,644,303
PRIO SA*	379,000	2,855,588
Raia Drogasil SA	136,700	328,839
Sendas Distribuidora SA	538,000	904,105
Vale SA, ADR	115,775	1,103,336
Vale SA	299,100	2,855,566
WEG SA	305,700	2,025,971
		43,173,260
Chile—0.3%
Sociedad Quimica y Minera de Chile SA, ADR*,1	34,292	1,260,231
China—27.4%
Alibaba Group Holding Ltd.	781,439	11,748,752
Alibaba Group Holding Ltd., ADR	12,341	1,488,695
ANTA Sports Products Ltd.	134,600	1,544,950
Beijing New Building Materials PLC, Class A	628,400	2,276,127
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,004,550	1,679,195
Budweiser Brewing Co. APAC Ltd.[1,2]	2,334,400	2,450,520
BYD Co. Ltd., Class H1	75,500	1,102,364
BYD Co. Ltd., Class A	151,200	2,198,725
China International Capital Corp. Ltd., Class H2	1,289,383	3,274,050
China Jushi Co. Ltd., Class A	1,379,156	2,371,091
China Overseas Land & Investment Ltd.	2,225,887	3,849,669
China Resources Land Ltd.	307,549	1,127,772
Contemporary Amperex Technology Co. Ltd., Class A	153,720	5,627,961
Country Garden Services Holdings Co. Ltd.	1,456,152	1,203,984
Fuyao Glass Industry Group Co. Ltd., Class A	382,100	2,899,382
Gree Electric Appliances, Inc. of Zhuhai, Class A	474,900	3,008,839
Hengli Petrochemical Co. Ltd., Class A	1,206,030	2,586,751
Huaming Power Equipment Co. Ltd., Class A	744,167	1,817,693
Industrial & Commercial Bank of China Ltd., Class H	4,167,000	3,192,858
Kanzhun Ltd., ADR*	53,640	1,017,014
Kanzhun Ltd.*	19,100	178,890
Kuaishou Technology*,2	537,807	5,251,175
Li Auto, Inc., ADR*,1	48,984	1,278,482
	Number of shares	Value
Common stocks—(continued)
China—(concluded)
Li Auto, Inc., Class A*	110,551	$1,447,301
Li Ning Co. Ltd.	874,500	1,852,794
Longfor Group Holdings Ltd.[2]	2,059,500	2,563,373
Meituan, Class B*,2	347,400	5,359,527
NetEase, Inc.	282,684	7,389,993
Ningbo Tuopu Group Co. Ltd., Class A	177,800	1,130,674
PICC Property & Casualty Co. Ltd., Class H	1,010,000	2,096,337
Ping An Insurance Group Co. of China Ltd., Class A	582,000	4,740,068
SITC International Holdings Co. Ltd.	508,132	1,642,924
Tencent Holdings Ltd.	309,811	21,690,549
Trip.com Group Ltd., ADR	42,702	2,645,389
Trip.com Group Ltd.	59,900	3,718,738
Xiaomi Corp., Class B*,2	257,200	1,730,429
YongXing Special Materials Technology Co. Ltd., Class A	221,500	1,076,758
Yum China Holdings, Inc.	15,129	706,222
Yum China Holdings, Inc.	22,900	1,063,247
Zijin Mining Group Co. Ltd., Class H	772,000	2,047,081
		126,076,343
Congo—0.5%
Ivanhoe Mines Ltd., Class A*,1	309,151	2,411,895
Ghana—0.1%
Kosmos Energy Ltd.*,1	112,699	242,303
Greece—1.2%
Eurobank Ergasias Services & Holdings SA, Class A	683,728	2,509,528
Piraeus Financial Holdings SA	367,072	2,822,575
		5,332,103
Hong Kong—1.5%
AIA Group Ltd.	372,400	3,472,319
Melco Resorts & Entertainment Ltd., ADR*	255,546	2,210,473
WH Group Ltd.[2]	1,430,035	1,431,662
		7,114,454
Hungary—0.4%
OTP Bank Nyrt	24,853	2,016,718
India—12.2%
Asian Paints Ltd.	35,389	965,965
Bharat Electronics Ltd.	675,474	2,934,460
Bharti Airtel Ltd.	91,091	1,982,972
Britannia Industries Ltd.	31,748	2,088,864
CG Power & Industrial Solutions Ltd.	277,258	2,081,758
DLF Ltd.	175,598	1,561,710
Eternal Ltd.*	595,462	2,078,229
GMR Airports Ltd.*	2,662,108	2,717,197
HDFC Bank Ltd.	285,555	6,553,001
HDFC Bank Ltd., ADR	43,979	3,376,268
Hindalco Industries Ltd.	156,978	1,215,264
ICICI Bank Ltd.	339,096	5,710,137
Indian Oil Corp. Ltd.*	915,119	1,511,808

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
India—(concluded)
InterGlobe Aviation Ltd.*,2	74,368	$4,990,718
Kotak Mahindra Bank Ltd.	83,095	1,872,159
Lodha Developers Ltd.[2]	273,679	3,826,659
MakeMyTrip Ltd.*,1	31,090	2,909,713
Marico Ltd.	230,543	1,862,692
Pidilite Industries Ltd.	54,640	1,786,705
Polycab India Ltd.	18,139	1,405,756
SBI Life Insurance Co. Ltd.[2]	52,141	1,090,814
Supreme Industries Ltd.	32,899	1,608,193
		56,131,042
Indonesia—1.4%
Bank Central Asia Tbk. PT	8,725,000	4,372,930
Bank Rakyat Indonesia Persero Tbk. PT	9,295,576	2,081,563
		6,454,493
Macau—1.2%
Galaxy Entertainment Group Ltd.	491,000	2,394,442
Sands China Ltd.	1,201,600	2,908,794
		5,303,236
Mexico—1.8%
BBB Foods, Inc., Class A*	43,586	1,112,315
Grupo Financiero Banorte SAB de CV, Class O	346,400	3,087,027
Wal-Mart de Mexico SAB de CV1	1,451,700	4,279,302
		8,478,644
Nigeria—0.4%
Guaranty Trust Holding Co. PLC	24,869,950	1,621,791
Peru—1.2%
Credicorp Ltd.	23,299	5,521,863
Poland—1.2%
LPP SA	284	1,261,346
Powszechna Kasa Oszczednosci Bank Polski SA	83,471	1,827,723
Zabka Group SA*	428,887	2,369,416
		5,458,485
Russia—0.0%†
Alrosa PJSC*,3,4	215,380	0
Rosneft Oil Co. PJSC*,3,4	126,429	0
		0
Singapore—1.5%
Grab Holdings Ltd., Class A*	651,427	3,185,478
Sea Ltd., ADR*	23,682	3,709,785
		6,895,263
South Africa—5.4%
Absa Group Ltd.	272,035	2,685,210
Capitec Bank Holdings Ltd.	21,613	4,189,645
Clicks Group Ltd.	95,477	1,999,813
FirstRand Ltd.	547,772	2,326,146
Gold Fields Ltd., ADR	67,353	1,640,719
Impala Platinum Holdings Ltd.*	152,606	1,442,343
MTN Group Ltd.	755,764	6,352,214
Naspers Ltd., Class N	6,662	2,056,440
	Number of shares	Value
Common stocks—(continued)
South Africa—(concluded)
Standard Bank Group Ltd.	83,139	$1,069,789
Valterra Platinum Ltd.	26,459	1,188,271
		24,950,590
South Korea—10.4%
Coupang, Inc.*	19,604	576,946
DB Insurance Co. Ltd.	16,781	1,542,417
Hana Financial Group, Inc.	36,388	2,224,729
HD Hyundai Electric Co. Ltd.	2,317	824,532
HD Hyundai Marine Solution Co. Ltd.	10,023	1,466,002
Hyundai Mobis Co. Ltd.	15,311	3,230,921
KB Financial Group, Inc.	68,378	5,432,506
Kia Corp.	15,165	1,109,635
Samsung Biologics Co. Ltd.*,2	4,567	3,489,314
Samsung Electro-Mechanics Co. Ltd.	24,176	2,568,634
Samsung Electronics Co. Ltd.	281,581	14,350,477
Shinhan Financial Group Co. Ltd.	22,720	1,106,325
SK Hynix, Inc.	38,283	7,419,851
SK Telecom Co. Ltd.	40,649	1,641,873
WONIK IPS Co. Ltd.	46,203	1,078,981
		48,063,143
Taiwan—15.0%
Advantech Co. Ltd.	135,000	1,501,719
ASPEED Technology, Inc.	12,000	1,817,289
Chailease Holding Co. Ltd.	426,813	1,647,776
Delta Electronics, Inc.	176,000	3,315,505
Hon Hai Precision Industry Co. Ltd.	1,259,000	7,403,524
MediaTek, Inc.	249,469	11,297,095
Sinbon Electronics Co. Ltd.	194,000	1,568,093
Taiwan Semiconductor Manufacturing Co. Ltd.	599,475	23,079,339
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,637	10,060,332
Unimicron Technology Corp.	394,000	1,788,482
Voltronic Power Technology Corp.	40,000	1,571,182
Yageo Corp.	227,753	4,001,993
		69,052,329
Thailand—1.3%
Kasikornbank PCL	598,300	2,958,496
SCB X PCL	733,100	2,832,067
		5,790,563
United Arab Emirates—1.1%
Aldar Properties PJSC	1,161,281	3,000,907
Emirates NBD Bank PJSC	130,233	947,737
First Abu Dhabi Bank PJSC	197,020	963,841
		4,912,485
United Kingdom—0.3%
Anglogold Ashanti PLC	34,402	1,591,092
United States—1.3%
Globant SA*	19,683	1,658,489
Las Vegas Sands Corp.	84,284	4,416,482
		6,074,971

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(concluded)
Vietnam—0.7%
Hoa Phat Group JSC*	1,930,785	$1,832,935
Masan Group Corp.*	281,200	776,580
Vincom Retail JSC*	515,220	551,738
		3,161,253
Zambia—0.6%
First Quantum Minerals Ltd.*	175,301	2,946,564
Total common stocks (cost—$380,551,539)		451,329,048
Preferred stocks—0.3%
Brazil—0.3%
Itau Unibanco Holding SA5 (cost—$1,409,206)	248,150	1,558,153
	Number of shares	Value
Short-term investments—1.9%
Investment companies—1.9%
State Street Institutional U.S. Government Money Market Fund, 4.250%[6] (cost—$8,576,534)	8,576,534	$8,576,534
Investment of cash collateral from securities loaned—0.6%
Money market funds—0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[6] (cost—$2,781,572)	2,781,572	2,781,572
Total investments (cost—$393,318,851)—100.9%		464,245,307
Liabilities in excess of other assets—(0.9)%		(4,074,534)
Net assets—100.0%		$460,170,773

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$107,800,273	$343,528,775	$0	$451,329,048
Preferred stocks	1,558,153	—	—	1,558,153
Short-term investments	8,576,534	—	—	8,576,534
Investment of cash collateral from securities loaned	2,781,572	—	—	2,781,572
Total	$120,716,532	$343,528,775	$0	$464,245,307

At July 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $35,458,241, represented 7.7% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2025

Portfolio footnotes—(concluded)

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

6  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Global Real Estate Securities Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—98.6%
Australia—8.8%
Charter Hall Group	57,246	$737,521
Goodman Group[1]	105,325	2,354,905
National Storage REIT	380,015	582,700
Scentre Group[1]	422,201	1,010,428
		4,685,554
Belgium—1.9%
Shurgard Self Storage Ltd.	25,145	997,811
Canada—1.7%
Canadian Apartment Properties REIT	28,819	920,353
France—1.9%
Unibail-Rodamco-Westfield*	10,160	984,903
Germany—2.3%
Vonovia SE	39,029	1,211,287
Hong Kong—2.7%
Link REIT	252,600	1,407,425
Japan—7.5%
Japan Metropolitan Fund Invest	1,085	789,145
KDX Realty Investment Corp.	562	603,961
Mitsubishi Estate Co. Ltd.	48,600	909,909
Mitsui Fudosan Co. Ltd.[1]	111,200	993,939
Nippon Building Fund, Inc.	423	388,030
Star Asia Investment Corp.[1]	823	319,636
		4,004,620
Singapore—0.7%
Parkway Life Real Estate Investment Trust	118,300	366,454
Spain—1.4%
Cellnex Telecom SA*,1,2	20,614	727,458
United Kingdom—7.5%
Big Yellow Group PLC	62,655	772,513
Derwent London PLC[1]	23,308	592,399
Grainger PLC	293,121	792,474
Segro PLC	105,832	901,978
Shaftesbury Capital PLC	343,517	715,848
UNITE Group PLC	22,745	224,252
		3,999,464
United Republic Of Tanzania—0.7%
Helios Towers PLC*	235,716	369,481
United States—61.5%
American Homes 4 Rent, Class A	34,184	1,185,843
American Tower Corp.	2,497	520,350
	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Americold Realty Trust, Inc.	36,983	$594,687
BXP, Inc.[1]	15,135	990,283
Digital Realty Trust, Inc.	12,631	2,228,614
DigitalBridge Group, Inc.[1]	16,898	181,485
Douglas Emmett, Inc.	24,528	371,844
Equinix, Inc.	3,405	2,673,504
Equity LifeStyle Properties, Inc.	19,874	1,190,850
Essex Property Trust, Inc.	5,674	1,476,261
Extra Space Storage, Inc.	11,530	1,549,171
Federal Realty Investment Trust	12,927	1,191,352
Healthcare Realty Trust, Inc.	73,958	1,135,995
Highwoods Properties, Inc.	32,776	950,832
Kimco Realty Corp.	67,278	1,428,312
Lamar Advertising Co., Class A	6,872	840,102
Mid-America Apartment Communities, Inc.	10,754	1,531,692
NNN REIT, Inc.	24,567	1,013,634
Prologis, Inc.	33,135	3,538,155
Rexford Industrial Realty, Inc.	32,533	1,188,430
Ryman Hospitality Properties, Inc.	7,421	705,440
SBA Communications Corp.	2,309	518,878
Simon Property Group, Inc.	10,091	1,652,805
Sun Communities, Inc.	5,075	629,452
Sunstone Hotel Investors, Inc.	61,202	535,518
Ventas, Inc.	26,988	1,813,054
Weyerhaeuser Co.	38,435	962,797
		32,599,340
Total common stocks (cost—$54,594,667)		52,274,150
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 4.250%[3] (cost—$211,516)	211,516	211,516
Investment of cash collateral from securities loaned—8.7%
Money market funds—8.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[3] (cost—$4,626,110)	4,626,110	4,626,110
Total investments (cost—$59,432,293)—107.7%		57,111,776
Liabilities in excess of other assets—(7.7)%		(4,107,290)
Net assets—100.0%		$53,004,486

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Global Real Estate Securities Investments

Portfolio of investments—July 31, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$33,519,693	$18,754,457	$—	$52,274,150
Short-term investments	211,516	—	—	211,516
Investment of cash collateral from securities loaned	4,626,110	—	—	4,626,110
Total	$38,357,319	$18,754,457	$—	$57,111,776

At July 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $727,458, represented 1.4% of the Portfolio's net assets at period end.

3  Rate shown reflects yield at July 31, 2025.

See accompanying notes to financial statements

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—31.5%
Australia—0.0%†
Cochlear Ltd.	14	$2,858
Coles Group Ltd.	112	1,491
Goodman Group	2,065	46,170
REA Group Ltd.	61	9,292
Rio Tinto PLC	73	4,348
Westpac Banking Corp.	230	4,966
		69,125
Austria—0.0%†
Erste Group Bank AG	24	2,195
Belgium—0.0%†
Elia Group SA	226	26,074
Groupe Bruxelles Lambert NV	20	1,672
KBC Group NV	18	1,878
		29,624
Bermuda—0.0%†
Teekay Corp. Ltd.	818	5,890
Brazil—0.0%†
Cosan SA*	823	872
Canada—8.5%
ADENTRA, Inc.[1]	19,760	419,415
Advantage Energy Ltd.*,1	122,590	977,641
Alimentation Couche-Tard, Inc.[1]	4,800	249,423
Aritzia, Inc.*,1	4,090	219,525
AtkinsRealis Group, Inc.[1]	8,360	591,945
Bank of Nova Scotia	83	4,618
Black Diamond Group Ltd.[1]	150,860	1,289,104
Boralex, Inc., Class A	63	1,426
Brookfield Business Partners LP1	63,120	1,524,348
Brookfield Corp.[1]	10,170	681,898
Brookfield Infrastructure Partners LP1	10,870	339,144
CAE, Inc.*,1	27,100	773,144
Canadian Natural Resources Ltd.[1]	18,410	583,597
Chartwell Retirement Residences[1]	162,648	2,078,880
Coveo Solutions, Inc.*,1	40,270	262,150
dentalcorp Holdings Ltd.[1]	78,110	454,928
Descartes Systems Group, Inc.*,1	4,450	470,632
Dollarama, Inc.	469	64,102
DREAM Unlimited Corp., Class A1	25,460	383,664
Dye & Durham Ltd.	20,690	167,091
Enerflex Ltd.[1]	107,740	859,214
European Residential Real Estate Investment Trust	1,184,543	2,188,532
Fairfax Financial Holdings Ltd.	973	1,726,355
Finning International, Inc.[1]	6,610	288,043
First Capital Real Estate Investment Trust[1]	29,380	394,179
Gildan Activewear, Inc.	27	1,364
Headwater Exploration, Inc.[1]	58,300	305,048
Hydro One Ltd.[2]	317	11,210
Kelt Exploration Ltd.*,1	65,070	345,637
Keyera Corp.*,1	15,420	477,423
Methanex Corp.[1]	11,510	384,894
	Number of shares	Value
Common stocks—(continued)
Canada—(concluded)
Northwest Healthcare Properties Real Estate Investment Trust[1]	153,710	$525,827
Pan American Silver Corp.[1]	4,770	128,885
Parkland Corp.	521	14,706
Pembina Pipeline Corp.[1]	13,640	507,272
Premium Brands Holdings Corp.[1]	30,360	1,924,670
RB Global, Inc.[1]	5,430	587,852
Royal Bank of Canada	146	18,734
Russel Metals, Inc.[1]	2,850	91,284
Shopify, Inc., Class A*	77	9,412
Sienna Senior Living, Inc.[1]	36,660	473,595
Sylogist Ltd.	35,420	236,457
Teekay Tankers Ltd., Class A	141	5,971
Telesat Corp.*,1	5,980	143,371
TELUS Corp.	89	1,434
West Fraser Timber Co. Ltd.	121	8,389
Westaim Corp.*,1	13,400	289,160
WSP Global, Inc.	258	53,123
		23,538,716
Cayman Islands—0.0%†
Patria Investments Ltd., Class A	444	6,194
China—0.1%
Li Auto, Inc., ADR*	3,859	100,720
PetroChina Co. Ltd., Class H	108,431	105,962
Tencent Holdings Ltd.	1,079	75,543
		282,225
Denmark—0.1%
Danske Bank AS	500	19,836
DSV AS	157	35,181
Netcompany Group AS*,2	262	9,607
Novo Nordisk AS, Class B	647	30,091
		94,715
Faeroe Islands—0.0%†
Bakkafrost P	159	6,351
France—0.0%†
Arkema SA	17	1,156
Dassault Aviation SA	60	18,681
Engie SA	84	1,888
Gaztransport Et Technigaz SA	77	14,483
Hermes International SCA	9	22,009
LVMH Moet Hennessy Louis Vuitton SE	18	9,663
SCOR SE	54	1,759
Veolia Environnement SA	46	1,559
		71,198
Germany—0.3%
adidas AG	90	17,201
Bayer AG, Registered Shares	127	3,950
Bayerische Motoren Werke AG	4,116	391,643
Deutsche Boerse AG	7	2,026
E.ON SE	1,786	32,582
Rheinmetall AG	38	75,221

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
Germany—(concluded)
RWE AG	42	$1,723
SAP SE	93	26,594
Siemens AG, Registered Shares	1,196	304,625
		855,565
Hong Kong—0.0%†
AIA Group Ltd.	715	6,667
Ireland—0.2%
Accenture PLC, Class A	60	16,026
AerCap Holdings NV	3,430	367,867
Ardmore Shipping Corp.	606	6,593
Bank of Ireland Group PLC	151	2,025
Kingspan Group PLC	419	34,774
		427,285
Israel—0.0%†
Sapiens International Corp. NV	212	5,811
Italy—0.0%†
Brunello Cucinelli SpA	13	1,458
Enel SpA	510	4,497
Prysmian SpA	679	54,227
Terna—Rete Elettrica Nazionale	2,068	20,010
UniCredit SpA	88	6,475
		86,667
Japan—0.5%
Capcom Co. Ltd.	58	1,476
Daiichi Sankyo Co. Ltd.	843	20,680
Daikin Industries Ltd.	12	1,475
Disco Corp.	4	1,182
FANUC Corp.	6,545	182,193
Fast Retailing Co. Ltd.	125	38,129
Fujikura Ltd.	2,139	145,200
IHI Corp.	2,430	270,597
ITOCHU Corp.	76	3,986
Itochu Enex Co. Ltd.	1,250	16,782
KDDI Corp.	206	3,381
Mitsubishi Electric Corp.	25,621	576,274
MS&AD Insurance Group Holdings, Inc.	59	1,261
Nintendo Co. Ltd.	317	26,495
Niterra Co. Ltd.	44	1,517
Panasonic Holdings Corp.	139	1,315
Recruit Holdings Co. Ltd.	551	32,691
Sompo Holdings, Inc.	49	1,445
Sony Group Corp.	2,989	71,895
Sumitomo Mitsui Financial Group, Inc.	243	6,130
Tohoku Electric Power Co., Inc.	171	1,200
Tokio Marine Holdings, Inc.	119	4,778
Toyota Tsusho Corp.	79	1,811
Unicharm Corp.	3,699	25,587
		1,437,480
Malta—0.0%†
Gambling.com Group Ltd.*	551	5,824
	Number of shares	Value
Common stocks—(continued)
Monaco—0.0%†
Scorpio Tankers, Inc.	97	$4,385
Netherlands—0.3%
Adyen NV*,2	1	1,715
ASM International NV	3	1,452
BE Semiconductor Industries NV	81	10,944
NXP Semiconductors NV	3,966	847,812
SBM Offshore NV	749	19,533
Wolters Kluwer NV	9	1,402
		882,858
Norway—0.0%†
Aker Solutions ASA	4,307	12,739
Mowi ASA	745	13,878
Salmar ASA	114	4,617
TOMRA Systems ASA	97	1,347
		32,581
Spain—0.1%
Amadeus IT Group SA	35	2,810
Banco Santander SA	8,203	70,470
EDP Renovaveis SA	217	2,548
Iberdrola SA	1,440	25,310
Industria de Diseno Textil SA	66	3,153
		104,291
Sweden—0.0%†
Assa Abloy AB, Class B	43	1,423
Atlas Copco AB, Class A	169	2,574
Atlas Copco AB, Class B	100	1,353
EQT AB	46	1,538
Nibe Industrier AB, Class B	633	2,921
Saab AB, Class B	1,377	74,900
		84,709
Switzerland—0.0%†
Kuehne & Nagel International AG, Registered Shares	6	1,223
Schindler Holding AG	5	1,808
Zurich Insurance Group AG	9	6,139
		9,170
Taiwan—0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165	39,867
Thailand—0.0%†
Fabrinet*	20	6,475
United Kingdom—0.2%
3i Group PLC	38	2,076
Ashtead Group PLC	17	1,136
AstraZeneca PLC	99	14,443
Auto Trader Group PLC[2]	128	1,413
Barclays PLC	563	2,752
Compass Group PLC	785	27,584
Computacenter PLC	47	1,421

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(concluded)
Future PLC	975	$9,119
HSBC Holdings PLC	2,357	28,715
ICG PLC	49	1,403
JD Sports Fashion PLC	10,943	12,283
Lloyds Banking Group PLC	2,380	2,441
London Stock Exchange Group PLC	30	3,657
NatWest Group PLC	260	1,805
Reckitt Benckiser Group PLC	27	2,024
RELX PLC	118	6,131
Rentokil Initial PLC, ADR	17,618	436,398
Rightmove PLC	162	1,748
Savills PLC	965	12,451
Segro PLC	141	1,202
Softcat PLC	68	1,463
SSE PLC	849	20,811
Standard Chartered PLC	2,520	45,176
Unilever PLC	162	9,399
UNITE Group PLC	125	1,232
		648,283
United States—21.2%
3M Co.[1]	6,697	999,326
A.O. Smith Corp.	89	6,300
Abbott Laboratories	113	14,259
AbbVie, Inc.	197	37,237
Abercrombie & Fitch Co., Class A*	18,554	1,781,555
ABIOMED, Inc.*,3	42	70
ACADIA Pharmaceuticals, Inc.*	277	6,601
ADMA Biologics, Inc.*	341	6,377
Adobe, Inc.*	40	14,308
Advanced Micro Devices, Inc.*	151	26,623
Air Products & Chemicals, Inc.	2,746	790,518
Airbnb, Inc., Class A*	233	30,852
Akamai Technologies, Inc.*	327	24,953
Albemarle Corp.	846	57,401
Align Technology, Inc.*	31	3,999
Alkermes PLC*	216	5,722
Alliant Energy Corp.	267	17,358
Allstate Corp.	17	3,455
Alphabet, Inc., Class C	473	91,223
Alphabet, Inc., Class A	552	105,929
Amazon.com, Inc.*	939	219,829
Amcor PLC[1]	89,835	839,957
Ameren Corp.	400	40,452
American Electric Power Co., Inc.	166	18,781
American Express Co.	131	39,210
American Water Works Co., Inc.	279	39,127
AMETEK, Inc.	249	46,028
Amgen, Inc.	34	10,033
Amrize Ltd.*	33	1,668
Aon PLC, Class A	135	48,021
Appfolio, Inc., Class A*	25	6,685
Apple, Inc.	1,439	298,693
Applied Industrial Technologies, Inc.	24	6,516
Applied Materials, Inc.	155	27,909
AptarGroup, Inc.	178	27,971
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Arch Capital Group Ltd.	483	$41,567
ARES Management Corp., Class A	129	23,933
Argan, Inc.	29	7,104
Array Technologies, Inc.*	22,427	145,776
Arthur J Gallagher & Co.	90	25,853
Artisan Partners Asset Management, Inc., Class A	135	6,109
AT&T, Inc.	442	12,115
Atlas Energy Solutions, Inc.	20,334	264,342
Autodesk, Inc.*	131	39,707
Automatic Data Processing, Inc.	26	8,047
AutoZone, Inc.*	8	30,147
Axcelis Technologies, Inc.*	85	5,754
AZZ, Inc.	38	4,161
Badger Meter, Inc.	29	5,474
Baker Hughes Co.	1,071	48,249
Bank of America Corp.	664	31,387
BellRing Brands, Inc.*	889	48,522
Blackrock, Inc.	36	39,816
Blackstone, Inc.	46	7,956
Bloom Energy Corp., Class A*	14	523
Blue Bird Corp.*	139	6,226
Boeing Co.*	4,306	955,243
Booz Allen Hamilton Holding Corp.	9	966
Boston Scientific Corp.*	474	49,732
Box, Inc., Class A*	191	6,131
Bristol-Myers Squibb Co.	135	5,847
Broadcom, Inc.	572	167,996
Broadridge Financial Solutions, Inc.	6	1,485
Buckle, Inc.	129	6,369
Build-A-Bear Workshop, Inc.	119	6,034
Builders FirstSource, Inc.*	8	1,017
Burlington Stores, Inc.*,1	460	125,562
Cactus, Inc., Class A	137	5,796
Cadence Design Systems, Inc.*	17	6,198
Cal-Maine Foods, Inc.	59	6,557
Capital One Financial Corp.[1]	6,110	1,313,650
Cardinal Health, Inc.	887	137,680
CareDx, Inc.*	375	4,607
Carlisle Cos., Inc.	15	5,321
Carrier Global Corp.	452	31,016
Carvana Co.*,1	1,930	753,028
Catalyst Pharmaceuticals, Inc.*	291	6,207
Cavco Industries, Inc.*	14	5,651
Celanese Corp.	3,618	188,968
Celsius Holdings, Inc.*	181	8,207
Cencora, Inc.	622	177,942
Centene Corp.*	23	600
Champion Homes, Inc.*	96	5,846
Charles Schwab Corp.[1]	3,730	364,533
Chemed Corp.	14	5,772
Chewy, Inc., Class A*	162	5,945
Chipotle Mexican Grill, Inc.*	542	23,241
Chord Energy Corp.	58	6,399
Church & Dwight Co., Inc.	141	13,222
Cigna Group	92	24,599
Cirrus Logic, Inc.*	59	5,942

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Cisco Systems, Inc.	380	$25,870
Citigroup, Inc.[1]	2,841	266,202
Clear Secure, Inc., Class A	211	6,206
Clearwater Analytics Holdings, Inc., Class A*	287	5,815
Climb Global Solutions, Inc.	39	4,602
CME Group, Inc.	22	6,122
CNX Resources Corp.*	793	24,036
Cognizant Technology Solutions Corp., Class A	82	5,884
Colgate-Palmolive Co.	101	8,469
Comcast Corp., Class A	252	8,374
Comfort Systems USA, Inc.	11	7,736
Commercial Metals Co.	5,099	264,434
Commvault Systems, Inc.*	35	6,648
Consolidated Edison, Inc.	4,681	484,483
Consolidated Water Co. Ltd.	207	6,022
Constellation Energy Corp.[1]	4,360	1,516,582
Corcept Therapeutics, Inc.*	87	5,844
Core Scientific, Inc.*,1	2,392	32,388
Corpay, Inc.*	121	39,089
CorVel Corp.*	64	5,670
Costco Wholesale Corp.	49	46,042
Crane Co.	33	6,460
CRH PLC	95	9,003
CRH PLC[1]	22,770	2,173,396
Crocs, Inc.*	59	5,884
CSL Ltd.	31	5,363
CSW Industrials, Inc.	22	5,709
CVS Health Corp.	84	5,216
Danaher Corp.	199	39,235
Dave, Inc.*	28	6,602
Deckers Outdoor Corp.*	145	15,395
DHT Holdings, Inc.	561	6,221
Diamond Hill Investment Group, Inc.	41	5,558
Dillard's, Inc., Class A	14	6,537
Docusign, Inc.*	81	6,127
Dolby Laboratories, Inc., Class A	82	6,178
Doximity, Inc., Class A*	103	6,051
DR Horton, Inc.	152	21,712
Duke Energy Corp.	4,094	497,994
Duolingo, Inc.*	17	5,891
Dynatrace, Inc.*	116	6,103
Edison International[1]	4,743	247,205
Edwards Lifesciences Corp.*	63	4,997
Elastic NV*	2,110	176,607
Elevance Health, Inc.	59	16,702
Eli Lilly & Co.	116	85,848
EMCOR Group, Inc.	11	6,902
Emerson Electric Co.	264	38,415
Energizer Holdings, Inc.	30,913	696,161
Energy Recovery, Inc.*	466	6,268
Ennis, Inc.	344	6,123
Enovix Corp.*	41,700	558,780
Entergy Corp.[1]	10,367	937,488
EPAM Systems, Inc.*	36	5,678
ePlus, Inc.*	90	5,830
Equifax, Inc.	5	1,201
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Essent Group Ltd.	108	$6,047
Estee Lauder Cos., Inc., Class A	17	1,587
Evercore, Inc., Class A	4,462	1,343,687
Evergy, Inc.	211	14,939
EverQuote, Inc., Class A*	255	6,270
Eversource Energy	373	24,655
Exelixis, Inc.*	148	5,361
Exelon Corp.	10,993	494,025
ExlService Holdings, Inc.*	143	6,210
Expeditors International of Washington, Inc.	54	6,277
Experian PLC	36	1,897
Exponent, Inc.	85	5,862
F5, Inc.*	21	6,582
FactSet Research Systems, Inc.	3	1,209
Fair Isaac Corp.*	8	11,494
Fastenal Co.	138	6,366
Federal Signal Corp.	55	6,961
FirstEnergy Corp.	764	32,630
Fiserv, Inc.*	312	43,349
Flotek Industries, Inc.*	474	5,712
Ford Motor Co.	80,237	888,224
Fortinet, Inc.*	41	4,096
Franklin Electric Co., Inc.	45	4,228
Franklin Resources, Inc.	39,570	949,680
Frequency Electronics, Inc.	105	2,793
Garmin Ltd.	28	6,125
Gartner, Inc.*	17	5,757
GE Vernova, Inc.	1,032	681,419
Generac Holdings, Inc.*	602	117,203
General Electric Co.[1]	1,030	279,212
Gentex Corp.	254	6,711
GEO Group, Inc.*	55,588	1,440,841
Gibraltar Industries, Inc.*	97	6,405
Goldman Sachs Group, Inc.	20	14,472
Graco, Inc.	72	6,047
Grand Canyon Education, Inc.*	35	5,902
Hackett Group, Inc.	259	6,058
Hamilton Lane, Inc., Class A	41	6,244
Harmony Biosciences Holdings, Inc.*	181	6,368
Healthcare Realty Trust, Inc.	92,597	1,422,290
Hecla Mining Co.	2,377	13,644
Hims & Hers Health, Inc.*	115	7,611
Holcim AG	33	2,632
Houlihan Lokey, Inc.	33	6,292
Howmet Aerospace, Inc.	1,040	186,961
HubSpot, Inc.*	2	1,039
Hudson Pacific Properties, Inc.*	335,000	820,750
Hudson Technologies, Inc.*	758	7,118
Humana, Inc.	5	1,249
Ibotta, Inc., Class A*	170	6,180
Idaho Strategic Resources, Inc.*	389	6,380
IDEXX Laboratories, Inc.*	12	6,412
IDT Corp., Class B	101	5,950
IES Holdings, Inc.*	19	6,708
Illumina, Inc.*	19	1,951
Incyte Corp.*	27	2,022

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Ingersoll Rand, Inc.	469	$39,691
Innodata, Inc.*	128	7,027
Innovex International, Inc.*	384	6,305
Inspire Medical Systems, Inc.*	48	5,978
Insulet Corp.*	97	27,975
Interactive Brokers Group, Inc., Class A	788	51,661
Intercontinental Exchange, Inc.	37	6,839
InterDigital, Inc.	26	6,713
International Business Machines Corp.	83	21,011
International Flavors & Fragrances, Inc.	17,870	1,269,306
International Seaways, Inc.	9,439	376,616
Interparfums, Inc.	48	5,789
Intuit, Inc.	17	13,347
Investors Title Co.	30	6,337
Jack Henry & Associates, Inc.	35	5,944
JAKKS Pacific, Inc.	206	3,648
Jefferies Financial Group, Inc.	24,629	1,420,108
Johnson & Johnson	261	42,997
Johnson Controls International PLC	6,683	701,715
JPMorgan Chase & Co.	3,629	1,075,055
KB Home	17	939
Kforce, Inc.	153	5,332
Kinsale Capital Group, Inc.	13	5,729
KLA Corp.	9	7,911
Kontoor Brands, Inc.	97	5,399
Kroger Co.	1,497	104,940
Krystal Biotech, Inc.*	42	6,463
Lam Research Corp.	86	8,156
Landstar System, Inc.	44	5,868
Lantheus Holdings, Inc.*	83	5,909
Lattice Semiconductor Corp.*	118	5,880
Laureate Education, Inc.*	179	4,045
Legalzoom.com, Inc.*	692	6,221
LeMaitre Vascular, Inc.	75	6,093
Lennar Corp., Class A	142	15,930
Lennox International, Inc.	9	5,481
Lifevantage Corp.	480	6,024
Linde PLC	124	57,072
Liquidity Services, Inc.*	255	6,089
Lithia Motors, Inc.	1,539	443,232
Louisiana-Pacific Corp.	69	6,238
Lowe's Cos., Inc.	36	8,049
Lululemon Athletica, Inc.*	27	5,414
Magnolia Oil & Gas Corp., Class A	264	6,288
Manhattan Associates, Inc.*	29	6,370
MannKind Corp.*	62,032	234,481
Maplebear, Inc.*	132	6,332
MarketAxess Holdings, Inc.	29	5,960
Marsh & McLennan Cos., Inc.	32	6,374
Marzetti Co.	34	6,044
MasTec, Inc.*,1	5,128	970,269
Mastercard, Inc., Class A	157	88,936
Matson, Inc.	56	5,980
McDonald's Corp.	66	19,805
McKesson Corp.	255	176,853
Medpace Holdings, Inc.*	18	7,690
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Merck & Co., Inc.	280	$21,874
Meta Platforms, Inc., Class A	224	173,251
Mettler-Toledo International, Inc.*	17	20,973
MGIC Investment Corp.	238	6,164
Microchip Technology, Inc.	6,413	433,455
Micron Technology, Inc.	304	33,179
Microsoft Corp.	700	373,450
Millrose Properties, Inc., Class A	71	2,129
MiMedx Group, Inc.*	956	6,874
Moelis & Co., Class A	89	6,242
MongoDB, Inc.*	2,011	478,397
Monolithic Power Systems, Inc.	9	6,401
Monster Beverage Corp.*	719	42,241
Morgan Stanley	216	30,771
MSCI, Inc.	23	12,911
Mueller Industries, Inc.	73	6,232
Napco Security Technologies, Inc.	203	6,198
Nathan's Famous, Inc.	41	3,895
NerdWallet, Inc., Class A*	573	6,068
Nestle SA, Registered Shares	169	14,767
Netflix, Inc.*	46	53,332
Neurocrine Biosciences, Inc.*	15	1,923
New York Times Co., Class A	114	5,915
NewMarket Corp.	9	6,183
Newmont Corp.	44	2,732
NextEra Energy, Inc.[1]	14,302	1,016,300
NEXTracker, Inc., Class A*	3,552	206,940
Niagen Bioscience, Inc.*	561	5,245
NIKE, Inc., Class B	6,065	452,995
NMI Holdings, Inc.*	158	5,897
Novanta, Inc.*	8	984
Novartis AG, Registered Shares	129	14,691
Nucor Corp.	1,871	267,684
NVE Corp.	59	3,736
nVent Electric PLC	388	30,427
NVIDIA Corp.	2,393	425,643
Oceaneering International, Inc.*	478	10,373
Okta, Inc.*	15	1,467
Old Dominion Freight Line, Inc.	39	5,821
Omnicom Group, Inc.	13	937
OneSpan, Inc.	395	5,826
Onto Innovation, Inc.*	61	5,780
Oracle Corp.	266	67,503
Palo Alto Networks, Inc.*	226	39,234
Paychex, Inc.	21	3,031
Paycom Software, Inc.	27	6,252
PayPal Holdings, Inc.*	83	5,707
PC Connection, Inc.	95	5,851
Pebblebrook Hotel Trust	71,150	713,634
Pegasystems, Inc.	115	6,752
Penn Entertainment, Inc.*	67,755	1,223,655
PepsiCo, Inc.	177	24,412
Perdoceo Education Corp.	208	5,986
PG&E Corp.	12,577	176,330
Photronics, Inc.*	307	6,251
Pinnacle West Capital Corp.	294	26,642

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Pinterest, Inc., Class A*	12,011	$463,625
Piper Sandler Cos.	20	6,306
PJT Partners, Inc., Class A	35	6,252
Powell Industries, Inc.	28	6,639
Power Solutions International, Inc.*	77	7,219
PPL Corp.	15,008	535,636
PrimeEnergy Resources Corp.*	39	6,574
Procter & Gamble Co.	383	57,630
Progressive Corp.	251	60,752
Progyny, Inc.*	275	6,465
Prologis, Inc.	60	6,407
Protagonist Therapeutics, Inc.*	116	6,248
PTC Therapeutics, Inc.*	126	6,566
PTC, Inc.*	69	14,822
Public Storage	24	6,527
PulteGroup, Inc.	66	7,453
PVH Corp.	1,397	102,568
QUALCOMM, Inc.	103	15,116
Qualys, Inc.*	44	5,855
Quanta Services, Inc.[1]	1,416	575,080
Rambus, Inc.*	91	6,728
Red Violet, Inc.	134	5,940
Republic Services, Inc.	259	59,738
ResMed, Inc.	23	6,255
Rigel Pharmaceuticals, Inc.*	316	6,655
ROBLOX Corp., Class A*	25	3,445
Roche Holding AG	45	14,043
Rocket Cos., Inc., Class A	88,650	1,309,360
Rollins, Inc.	110	6,300
Roper Technologies, Inc.	102	56,141
Royal Gold, Inc.	245	37,098
S&P Global, Inc.	76	41,884
Salesforce, Inc.	83	21,441
Sanofi SA	73	6,553
Schlumberger NV	945	31,941
Schneider Electric SE	127	32,867
SEI Investments Co.	67	5,904
Sempra	277	22,625
SentinelOne, Inc., Class A*	23,206	425,598
ServiceNow, Inc.*	12	11,317
Sezzle, Inc.*	40	6,194
Shake Shack, Inc., Class A*	10,265	1,235,290
SIGA Technologies, Inc.	614	4,059
Signet Jewelers Ltd.	11,881	939,787
SL Green Realty Corp.	12,100	692,725
Snap-on, Inc.	19	6,103
SolarEdge Technologies, Inc.*	8,634	221,548
Southern Co.	142	13,416
Southwest Airlines Co.	28,308	875,566
Spotify Technology SA*	9	5,639
Sprinklr, Inc., Class A*	703	6,334
Sprouts Farmers Market, Inc.*	570	86,378
SPS Commerce, Inc.*	45	4,899
Starbucks Corp.	73	6,509
Steel Dynamics, Inc.	2,104	268,386
Sterling Infrastructure, Inc.*	26	6,957
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Steven Madden Ltd.	163	$3,913
Stoke Therapeutics, Inc.*	513	6,592
Stride, Inc.*	31	3,975
Super Micro Computer, Inc.*	34	2,005
Swiss Re AG	11	1,969
Synopsys, Inc.*	1	633
T. Rowe Price Group, Inc.	61	6,188
Take-Two Interactive Software, Inc.*	121	26,950
Tecnoglass, Inc.	82	6,398
Teledyne Technologies, Inc.*	3	1,653
Teleflex, Inc.	3,949	471,905
Teradyne, Inc.	64	6,876
Tesla, Inc.*	266	82,000
Texas Pacific Land Corp.	6	5,809
Texas Roadhouse, Inc.	11	2,036
Thermo Fisher Scientific, Inc.	96	44,897
TJX Cos., Inc.	202	25,155
T-Mobile U.S., Inc.	35	8,344
Toast, Inc., Class A*	137	6,691
Toll Brothers, Inc.	3,655	432,606
Tootsie Roll Industries, Inc.	168	6,372
Trade Desk, Inc., Class A*	105	9,131
Tradeweb Markets, Inc., Class A	44	6,096
Trane Technologies PLC	146	63,960
Travelers Cos., Inc.	216	56,212
Tyler Technologies, Inc.*	2	1,169
U.S. Lime & Minerals, Inc.	59	5,875
Uber Technologies, Inc.*	710	62,303
Ubiquiti, Inc.	15	6,532
UL Solutions, Inc., Class A	4,405	322,094
Ulta Beauty, Inc.*	12	6,180
United Therapeutics Corp.*	21	5,769
UnitedHealth Group, Inc.	100	24,956
Unity Software, Inc.*	39,233	1,308,813
Universal Display Corp.	41	5,920
Upwork, Inc.*	480	5,741
Veeva Systems, Inc., Class A*	21	5,968
VeriSign, Inc.	22	5,915
Verisk Analytics, Inc.	123	34,281
Verizon Communications, Inc.	278	11,887
Vicor Corp.*	45	2,000
Victoria's Secret & Co.*	22,164	416,683
Visa, Inc., Class A	294	101,568
Vishay Precision Group, Inc.*	6,366	168,826
Vita Coco Co., Inc.*	165	5,818
Vital Farms, Inc.*	1,263	46,984
Voya Financial, Inc.	17	1,190
Walmart, Inc.	1,284	125,806
Walt Disney Co.	182	21,678
Waste Connections, Inc.	189	35,293
Waste Management, Inc.	112	25,666
Watsco, Inc.	14	6,312
Watts Water Technologies, Inc., Class A	24	6,296
WD-40 Co.	28	6,003
WEC Energy Group, Inc.	140	15,271
Wells Fargo & Co.[1]	4,750	382,993

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares		Value
Common stocks—(concluded)
United States—(concluded)
West Pharmaceutical Services, Inc.		26	$6,221
WEX, Inc.*		168	28,506
Williams-Sonoma, Inc.		36	6,734
Winmark Corp.		16	6,039
Workday, Inc., Class A*		13	2,982
WW Grainger, Inc.		6	6,237
Wynn Resorts Ltd.		10,329	1,126,171
Xcel Energy, Inc.		12,074	886,715
XPEL, Inc.*,2		176	5,753
Yelp, Inc.*		178	6,129
YETI Holdings, Inc.*		178	6,540
Zebra Technologies Corp., Class A*		2,027	687,194
Zoom Communications, Inc.*		12,657	937,251
			58,789,867
Total common stocks (cost—$82,491,072)			87,534,890
Exchange traded funds—1.0%
iShares GSCI Commodity Dynamic Roll Strategy ETF		80,101	2,138,697
SPDR Gold Shares		2,017	611,070
Total exchange traded funds (cost—$2,545,270)			2,749,767
Investment companies—6.9%
AQR Style Premia Alternative Fund, Class R6		593,919	5,113,640
Carillon Reams Unconstrained Bond Fund, Class I		1,105,062	14,111,642
Total investment companies (cost—$18,384,757)			19,225,282
	Number of warrants
Warrant—0.0%†
United States—0.0%†
Enovix Corp. expires 10/01/26* (cost—$16,206)		5,840	27,273
	Face amount[4]
Corporate bonds—34.1%
Australia—0.1%
Flight Centre Travel Group Ltd. 1.625%, due 11/01/28[5]	AUD	400,000	249,865
2.500%, due 11/17/27[5]	AUD	200,000	123,740
			373,605
Brazil—0.1%
Gol Finance, Inc.[1] 14.375%, due 06/06/30[2]		226,220	219,433
Cameroon—0.1%
Golar LNG Ltd.[1] 2.750%, due 12/15/30[2]		198,000	201,540
Canada—0.4%
B2Gold Corp.[1] 2.750%, due 02/01/30[2]		235,000	301,098
	Face amount[4]		Value
Corporate bonds—(continued)
Canada—(concluded)
Fortuna Mining Corp.[1] 3.750%, due 06/30/29		155,000	$198,167
Rogers Sugar, Inc.[1] 6.000%, due 06/30/30	CAD	49,000	36,690
Shopify, Inc.[1] 0.125%, due 11/01/25		368,000	374,179
StorageVault Canada, Inc.[1] 5.000%, due 03/31/28[2]	CAD	298,000	213,994
			1,124,128
China—1.3%
Alibaba Group Holding Ltd.[1] 0.500%, due 06/01/31		1,399,000	1,855,074
H World Group Ltd.[1] 3.000%, due 05/01/26		202,000	204,525
Ping An Insurance Group Co. of China Ltd.[1] 0.875%, due 07/22/29[5]		200,000	270,512
Qifu Technology, Inc.[1] 0.500%, due 04/01/30[2]		105,000	92,937
Silvercorp Metals, Inc.[1] 4.750%, due 12/15/29[2]		113,000	143,462
Trip.com Group Ltd.[1] 0.750%, due 06/15/29		943,000	1,070,267
			3,636,777
Colombia—0.0%†
ABRA Global Finance[1] 14.000%, due 10/22/29[2,6] 6.000% Cash and 8.000% PIK		109,587	83,594
Israel—0.1%
Nice Ltd.[1] 0.000%, due 09/15/25[7]		287,000	283,304
Netherlands—0.3%
Nebius Group NV 2.000%, due 06/05/29[2]		81,000	108,962
3.000%, due 06/05/31[2]		324,000	435,936
Pharming Group NV1 4.500%, due 04/25/29[5]	EUR	200,000	248,754
			793,652
Singapore—0.9%
Sea Ltd. 0.250%, due 09/15/26		204,000	192,537
2.375%, due 12/01/25		1,301,000	2,258,523
			2,451,060
United Kingdom—0.1%
Immunocore Holdings PLC[1] 2.500%, due 02/01/30		28,000	24,473
Just Eat Takeaway.com NV1 1.250%, due 04/30/26[5]	EUR	300,000	338,693
			363,166

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Face amount[4]	Value
Corporate bonds—(continued)
United States—30.7%
A10 Networks, Inc.[1] 2.750%, due 04/01/30[2]	296,000	$313,005
Advanced Energy Industries, Inc.[1] 2.500%, due 09/15/28	85,000	103,939
Affirm Holdings, Inc. 0.000%, due 11/15/26[7]	738,000	692,445
0.750%, due 12/15/29[2]	436,000	459,531
Akamai Technologies, Inc. 0.250%, due 05/15/33[2]	468,000	469,006
0.375%, due 09/01/27	789,000	751,286
1.125%, due 02/15/29	527,000	493,991
Alarm.com Holdings, Inc.[1] 2.250%, due 06/01/29	149,000	144,108
Alkami Technology, Inc.[1] 1.500%, due 03/15/30[2]	282,000	291,238
Alliant Energy Corp.[1] 3.875%, due 03/15/26	173,000	184,273
Alphatec Holdings, Inc. 0.750%, due 08/01/26	215,000	210,146
0.750%, due 03/15/30[2]	322,000	315,349
American Water Capital Corp.[1] 3.625%, due 06/15/26	495,000	494,911
Amphastar Pharmaceuticals, Inc.[1] 2.000%, due 03/15/29	169,000	145,477
ANI Pharmaceuticals, Inc.[1] 2.250%, due 09/01/29[2]	567,000	628,775
Applied Digital Corp.[1] 2.750%, due 06/01/30[2]	118,000	181,814
Applied Optoelectronics, Inc.[1] 2.750%, due 01/15/30	199,000	181,248
Array Technologies, Inc.[1] 2.875%, due 07/01/31[2]	17,000	17,895
Astronics Corp.[1] 5.500%, due 03/15/30[2]	269,000	491,194
Bentley Systems, Inc. 0.125%, due 01/15/26	71,000	71,731
0.375%, due 07/01/27	225,000	216,132
BigBear.ai Holdings, Inc.[1] 6.000%, due 12/15/29[2]	174,000	332,662
Bill Holdings, Inc.[1] 0.000%, due 04/01/30[2,7]	552,000	466,349
BioMarin Pharmaceutical, Inc.[1] 1.250%, due 05/15/27	388,000	364,962
Bitdeer Technologies Group[1] 5.250%, due 12/01/29[2]	40,000	43,390
BlackLine, Inc.[1] 1.000%, due 06/01/29	169,000	174,831
BlackSky Technology, Inc.[1] 8.250%, due 08/01/33[2]	16,000	17,185
Block, Inc.[1] 0.250%, due 11/01/27	169,000	151,768
Bloom Energy Corp. 3.000%, due 06/01/28	320,000	674,400
3.000%, due 06/01/29	535,000	1,063,526
Box, Inc.[1] 0.000%, due 01/15/26[7]	382,000	481,507
	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Bridgebio Pharma, Inc. 1.750%, due 03/01/31[2]	107,000	$132,439
2.250%, due 02/01/29	201,000	192,807
2.500%, due 03/15/27	576,000	758,022
Carnival Corp.[1] 5.750%, due 12/01/27	861,000	1,989,177
Cheesecake Factory, Inc. 0.375%, due 06/15/26	228,000	234,566
2.000%, due 03/15/30[2]	743,000	832,799
Chefs' Warehouse, Inc.[1] 2.375%, due 12/15/28	50,000	82,616
Cleanspark, Inc.[1] 0.000%, due 06/15/30[2,7]	16,000	16,513
Cloudflare, Inc. 0.000%, due 08/15/26[7]	367,000	447,564
0.000%, due 06/15/30[2,7]	201,000	223,520
CMS Energy Corp.[1] 3.375%, due 05/01/28	42,000	46,169
Coinbase Global, Inc. 0.250%, due 04/01/30	145,000	201,106
0.500%, due 06/01/26	421,000	498,523
Collegium Pharmaceutical, Inc.[1] 2.875%, due 02/15/29	628,000	678,297
Confluent, Inc.[1] 0.000%, due 01/15/27[7]	682,000	632,555
CONMED Corp.[1] 2.250%, due 06/15/27	1,000,000	947,494
Core Scientific, Inc. 0.000%, due 06/15/31[2,7]	16,000	16,087
3.000%, due 09/01/29[2]	155,000	226,156
Cracker Barrel Old Country Store, Inc.[1] 1.750%, due 09/15/30[2]	926,000	997,552
CSG Systems International, Inc.[1] 3.875%, due 09/15/28	40,000	44,222
Cytokinetics, Inc.[1] 3.500%, due 07/01/27	248,000	273,254
Danimer Scientific, Inc. 0.000%, due 12/15/26[2,13]	265,000	663
Dexcom, Inc. 0.250%, due 11/15/25	1,100,000	1,083,365
0.375%, due 05/15/28	428,000	396,189
DraftKings Holdings, Inc.[1] 0.000%, due 03/15/28[7]	121,000	109,653
Dropbox, Inc. 0.000%, due 03/01/26[7]	759,000	740,529
0.000%, due 03/01/28[7]	477,000	471,634
Duke Energy Corp.[1] 4.125%, due 04/15/26	264,000	280,577
Dynavax Technologies Corp.[1] 2.000%, due 03/15/30[2]	378,000	353,441
Encore Capital Group, Inc. 3.250%, due 10/01/25	391,000	402,175
4.000%, due 03/15/29	743,000	692,872
Enovis Corp.[1] 3.875%, due 10/15/28	85,000	80,822

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Enphase Energy, Inc.[1] 0.000%, due 03/01/28[7]	20,000	$16,548
Envista Holdings Corp.[1] 1.750%, due 08/15/28	84,000	77,963
Eos Energy Enterprises, Inc.[1] 6.750%, due 06/15/30[2]	8,000	10,296
Etsy, Inc. 0.125%, due 10/01/26	83,000	82,307
0.125%, due 09/01/27	245,000	220,714
0.250%, due 06/15/28	243,000	211,645
Evergy, Inc.[1] 4.500%, due 12/15/27	502,000	593,364
Evolent Health, Inc.[1] 3.500%, due 12/01/29	135,000	111,281
Exact Sciences Corp. 0.375%, due 03/15/27	930,000	873,437
0.375%, due 03/01/28	626,000	560,356
1.750%, due 04/15/31[2]	84,000	74,065
2.000%, due 03/01/30[2]	169,000	163,015
Expedia Group, Inc.[1] 0.000%, due 02/15/26[7]	434,000	425,863
EZCORP, Inc.[1] 3.750%, due 12/15/29[2]	146,000	213,267
FARO Technologies, Inc.[1] 5.500%, due 02/01/28	209,000	263,340
Fastly, Inc.[1] 7.750%, due 06/01/28[2]	17,000	17,284
Five9, Inc.[1] 1.000%, due 03/15/29	288,000	253,092
Ford Motor Co.[1] 0.000%, due 03/15/26[7]	1,208,000	1,189,601
fuboTV, Inc.[1] 3.250%, due 02/15/26	96,000	94,170
GameStop Corp. 0.000%, due 04/01/30[2,7]	451,000	461,504
0.000%, due 06/15/32[2,7]	1,006,000	1,024,400
Greenbrier Cos., Inc.[1] 2.875%, due 04/15/28	405,000	432,143
Groupon, Inc. 4.875%, due 06/30/30, Series UNRS	13,000	12,845
6.250%, due 03/15/27[2]	101,000	133,057
Guardant Health, Inc. 0.000%, due 11/15/27[7]	1,094,000	975,461
1.250%, due 02/15/31	40,000	41,783
Guess?, Inc.[1] 3.750%, due 04/15/28	437,000	419,798
Guidewire Software, Inc.[1] 1.250%, due 11/01/29[2]	219,000	251,246
Haemonetics Corp.[1] 2.500%, due 06/01/29	16,000	15,914
Halozyme Therapeutics, Inc. 0.250%, due 03/01/27	514,000	530,900
1.000%, due 08/15/28	42,000	51,660
Hercules Capital, Inc.[1] 4.750%, due 09/01/28[2]	60,000	58,203
	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Hims & Hers Health, Inc.[1] 0.000%, due 05/15/30[2,7]	126,000	$155,217
Impinj, Inc.[1] 1.125%, due 05/15/27	330,000	497,802
Innoviva, Inc.[1] 2.125%, due 03/15/28	298,000	287,467
Inotiv, Inc.[1] 3.250%, due 10/15/27	298,000	68,809
InterDigital, Inc.[1] 3.500%, due 06/01/27	222,000	743,700
iRhythm Technologies, Inc.[1] 1.500%, due 09/01/29	41,000	49,241
Itron, Inc.[1] 1.375%, due 07/15/30	243,000	279,450
Jazz Investments I Ltd.[1] 2.000%, due 06/15/26	1,052,000	1,073,608
JBT Marel Corp.[1] 0.250%, due 05/15/26	156,000	158,193
Kite Realty Group LP1 0.750%, due 04/01/27[2]	44,000	44,904
Lantheus Holdings, Inc.[1] 2.625%, due 12/15/27	550,000	647,889
LCI Industries[1] 3.000%, due 03/01/30[2]	766,000	789,662
Liberty Interactive LLC 3.750%, due 02/15/30	955,000	85,961
4.000%, due 11/15/29	220,000	19,803
Liberty Media Corp.[1] 2.375%, due 09/30/53[2]	527,000	792,113
Liberty Media Corp.-Liberty Formula One[1] 2.250%, due 08/15/27	29,000	37,402
LivaNova PLC[1] 2.500%, due 03/15/29	170,000	168,889
Live Nation Entertainment, Inc.[1] 2.875%, due 01/15/30[2]	162,000	173,922
Lumentum Holdings, Inc. 0.500%, due 12/15/26	1,292,000	1,635,801
0.500%, due 06/15/28	312,000	343,905
1.500%, due 12/15/29	204,000	350,297
Lyft, Inc.[1] 0.625%, due 03/01/29	425,000	435,034
MACOM Technology Solutions Holdings, Inc. 0.000%, due 12/15/29[2,7]	254,000	264,394
0.250%, due 03/15/26	289,000	482,604
MARA Holdings, Inc. 0.000%, due 03/01/30[2,7]	17,000	15,338
0.000%, due 08/01/32[2,7]	324,000	309,231
Marriott Vacations Worldwide Corp. 0.000%, due 01/15/26[7]	206,000	196,133
3.250%, due 12/15/27	283,000	267,435
Match Group Financeco 2, Inc.[1] 0.875%, due 06/15/26[2]	24,000	23,143
Match Group Financeco 3, Inc.[1] 2.000%, due 01/15/30[2]	382,000	344,080
Merit Medical Systems, Inc.[1] 3.000%, due 02/01/29[2]	16,000	18,858

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
MGP Ingredients, Inc.[1] 1.875%, due 11/15/41	523,000	$496,849
Microchip Technology, Inc.[1] 0.750%, due 06/01/30	737,000	721,901
MicroStrategy, Inc.[1] 2.250%, due 06/15/32	191,000	408,274
Mitek Systems, Inc.[1] 0.750%, due 02/01/26	645,000	623,767
MKS, Inc.[1] 1.250%, due 06/01/30	75,000	72,410
NCL Corp. Ltd. 0.875%, due 04/15/30[2]	17,000	20,625
1.125%, due 02/15/27	284,000	300,884
2.500%, due 02/15/27	403,000	432,673
Nutanix, Inc. 0.250%, due 10/01/27	592,000	823,182
0.500%, due 12/15/29[2]	195,000	219,168
Oddity Finance LLC[1]
0.000%, due 06/15/30[2,7]	166,000	174,806
Okta, Inc.[1] 0.375%, due 06/15/26	82,000	78,433
ON Semiconductor Corp. 0.000%, due 05/01/27[7]	435,000	531,788
0.500%, due 03/01/29	571,000	542,208
Opendoor Technologies, Inc.[1] 7.000%, due 05/15/30[2]	259,000	381,675
Ormat Technologies, Inc.[1] 2.500%, due 07/15/27	174,000	196,507
OSI Systems, Inc.[1] 2.250%, due 08/01/29[2]	424,000	565,429
Pacira BioSciences, Inc.[1] 2.125%, due 05/15/29	346,000	328,770
Pagaya Technologies Ltd.[1] 6.125%, due 10/01/29[2]	126,000	300,850
PAR Technology Corp. 1.000%, due 01/15/30[2]	93,000	88,346
1.500%, due 10/15/27	247,000	265,592
Parsons Corp.[1] 2.625%, due 03/01/29	33,000	35,831
Pebblebrook Hotel Trust[1] 1.750%, due 12/15/26	648,000	608,767
Peloton Interactive, Inc. 0.000%, due 02/15/26[7]	278,000	267,846
5.500%, due 12/01/29	405,000	750,724
Penguin Solutions, Inc. 2.000%, due 02/01/29	489,000	627,891
2.000%, due 08/15/30[2]	462,000	508,177
PG&E Corp.[1] 4.250%, due 12/01/27	162,000	161,146
Porch Group, Inc.[1] 6.750%, due 10/01/28[2]	252,000	245,763
Progress Software Corp.[1] 3.500%, due 03/01/30	747,000	769,410
PROS Holdings, Inc. 2.250%, due 09/15/27	116,000	109,841
2.500%, due 07/01/30[2]	421,000	452,689
	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
PTC Therapeutics, Inc.[1] 1.500%, due 09/15/26	656,000	$782,162
Q2 Holdings, Inc.[1] 0.750%, due 06/01/26	629,000	679,867
Rapid7, Inc.[1] 0.250%, due 03/15/27	53,000	48,901
RealReal, Inc.[1] 1.000%, due 03/01/28	106,000	84,948
Repay Holdings Corp. 0.000%, due 02/01/26[2,7]	770,000	740,173
2.875%, due 07/15/29[2]	30,000	25,587
Repligen Corp.[1] 1.000%, due 12/15/28	522,000	506,667
Rexford Industrial Realty LP1 4.375%, due 03/15/27[2]	162,000	160,276
Rubrik, Inc.[1] 0.000%, due 06/15/30[2,7]	483,000	517,834
Semler Scientific, Inc.[1] 4.250%, due 08/01/30[2]	8,000	6,535
Semtech Corp.[1] 1.625%, due 11/01/27	266,000	402,336
Shake Shack, Inc.[1] 0.000%, due 03/01/28[7]	75,000	76,875
Shift4 Payments, Inc. 0.000%, due 12/15/25[7]	472,000	611,915
0.500%, due 08/01/27	162,000	176,436
Sirius XM Holdings, Inc.[1] 3.750%, due 03/15/28	515,000	517,632
Snap, Inc. 0.000%, due 05/01/27[7]	185,000	167,487
0.125%, due 03/01/28	88,000	76,731
0.750%, due 08/01/26	862,000	832,148
Snowflake, Inc. 0.000%, due 10/01/27[2,7]	1,269,000	1,927,992
0.000%, due 10/01/29[2,7]	327,000	507,497
SoFi Technologies, Inc. 0.000%, due 10/15/26[2,7]	81,000	97,712
1.250%, due 03/15/29[2]	797,000	1,972,575
Solaris Energy Infrastructure, Inc.[1] 4.750%, due 05/01/30	105,000	153,585
Southern Co.[1] 4.500%, due 06/15/27	254,000	282,047
Sphere Entertainment Co.[1] 3.500%, due 12/01/28	42,000	60,390
Summit Hotel Properties, Inc.[1] 1.500%, due 02/15/26	524,000	503,214
Super Micro Computer, Inc. 0.000%, due 06/15/30[2,7]	510,000	646,680
2.250%, due 07/15/28[2]	514,000	648,411
3.500%, due 03/01/29	486,000	540,724
Tandem Diabetes Care, Inc.[1] 1.500%, due 03/15/29 Series 2024	69,000	63,406
Teladoc Health, Inc.[1] 1.250%, due 06/01/27	82,000	75,113

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Tempus AI, Inc.[1] 0.750%, due 07/15/30[2]	243,000	$243,608
Tetra Tech, Inc.[1] 2.250%, due 08/15/28	302,000	342,574
TransMedics Group, Inc.[1] 1.500%, due 06/01/28	352,000	527,792
Transocean, Inc.[1] 4.625%, due 09/30/29	141,000	159,048
Travere Therapeutics, Inc.[1] 2.500%, due 09/15/25	264,000	261,885
Trump Media & Technology Group Corp.[1] 0.000%, due 05/29/28[2,7]	340,000	321,381
Uber Technologies, Inc. 0.000%, due 12/15/25[7]	309,000	350,854
0.000%, due 05/15/28[2,7]	81,000	91,530
0.875%, due 12/01/28, Series 2028	40,000	54,520
UGI Corp.[1] 5.000%, due 06/01/28	366,000	500,220
Unity Software, Inc. 0.000%, due 11/15/26[7]	283,000	265,215
0.000%, due 03/15/30[2,7]	57,000	68,987
Upstart Holdings, Inc. 0.250%, due 08/15/26	602,000	573,203
2.000%, due 10/01/29[2]	598,000	1,191,108
Veeco Instruments, Inc.[1] 2.875%, due 06/01/29	536,000	574,758
Ventas Realty LP1 3.750%, due 06/01/26	46,000	57,113
Verint Systems, Inc.[1] 0.250%, due 04/15/26	412,000	398,878
Vertex, Inc.[1] 0.750%, due 05/01/29	518,000	595,705
Viavi Solutions, Inc.[1] 1.625%, due 03/15/26	8,000	8,006
Vishay Intertechnology, Inc.[1] 2.250%, due 09/15/30	810,000	738,573
Wayfair, Inc. 3.250%, due 09/15/27	567,000	727,257
3.500%, due 11/15/28	234,000	377,215
WEC Energy Group, Inc.[1] 4.375%, due 06/01/27	330,000	381,150
Western Digital Corp.[1] 3.000%, due 11/15/28	1,221,000	2,617,006
Winnebago Industries, Inc.[1] 3.250%, due 01/15/30	162,000	140,743
WisdomTree, Inc.[1] 3.250%, due 08/15/29[2]	754,000	943,608
Workiva, Inc.[1] 1.250%, due 08/15/28	41,000	37,649
Xometry, Inc. 0.750%, due 06/15/30[2]	225,000	225,313
1.000%, due 02/01/27	363,000	365,287
Ziff Davis, Inc. 1.750%, due 11/01/26	296,000	281,953
3.625%, due 03/01/28[2]	416,000	389,491
	Face amount[4]	Value
Corporate bonds—(concluded)
United States—(concluded)
Zscaler, Inc.[1] 0.000%, due 07/15/28[2,7]	40,000	$39,034
		85,188,981
Total corporate bonds (cost—$89,794,544)		94,719,240
Non-U.S. government agency obligations—0.3%
Mexico—0.3%
Mexico Bonos Series M, 8.500%, due March 02, 2028	15,030,000	798,086
Total non-U.S. government agency obligations (cost—$804,664)		798,086
U.S. Treasury obligations—0.2%
United States—0.2%
U.S. Treasury Notes[1], 4.000, due 03/31/30 (cost—$519,712)	519,000	520,196
Short term investments—45.7%
Short-term U.S. Treasury obligations—4.6%
U.S. Treasury Bills 4.158%, due 08/14/25[8]	60,000	59,908
4.330%, due 09/11/25[8]	400,000	398,067
4.344%, due 09/16/25[8]	800,000	795,648
4.347%, due 09/23/25[8]	705,000	700,612
4.348%, due 09/23/25[8]	805,000	799,988
4.350%, due 09/09/25[8]	700,000	696,768
4.350%, due 09/16/25[8]	400,000	397,821
4.351%, due 09/09/25[8]	855,000	851,077
4.351%, due 09/23/25[8]	364,000	361,732
4.352%, due 09/16/25[1,8]	600,000	596,732
4.352%, due 10/09/25[8]	900,000	892,674
4.353%, due 10/23/25[8]	500,000	495,101
4.354%, due 09/11/25[8]	80,000	79,611
4.355%, due 08/26/25[8]	1,000,000	997,035
4.355%, due 09/02/25[8]	2,005,000	1,997,394
4.378%, due 08/26/25[8]	600,000	598,212
4.392%, due 09/11/25[8]	95,000	94,536
4.395%, due 09/11/25[8]	400,000	398,047
4.415%, due 08/14/25[8]	450,000	449,297
4.478%, due 08/19/25[8]	600,000	598,684
4.492%, due 08/19/25[8]	400,000	399,120
Total short-term U.S. treasury obligations (cost—$12,658,064)		12,658,064
	Number of shares
Investment companies—41.1%
State Street Institutional U.S. Government Money Market Fund, 4.250% (cost—$114,140,502)	114,140,502	114,140,502
Total Short-term investments (cost—$126,798,566)		126,798,566

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of contracts	Notional amount	Value
Options purchased—0.0%†
Call options—0.0%†
Eurex EURO STOXX 50 Weekly Options Week 1,strike @5,550.000, expires 08/01/25 (Counterparty: JPMCB)	51	$283,050	$116
Long Gilt Futures,strike @89.000, expires 08/22/25 (Counterparty: MSCI)	1	89	53
Total			169
Put options—0.0%†
5 Year Interest Rate Swap,strike @1.150, expires 12/16/30 (Counterparty: BNP)	2,742,306,000	3,153,651,900	76,756
CME 2 Year Mid-Curve 3 Month Eurodollar Option,strike @6,300.000, expires 08/08/25 (Counterparty: MSCI)	1	6,300	1,350
Total			78,106
Total options purchased (cost—$8,671)			78,275
Foreign exchange options purchased—0.3%
Call options—0.1%
Call AUD vs. Put NZD, strike @1.200, expires 10/06/25 (Counterparty: JPMCB)	325,000	390,000	11
Call USD vs. Put CNY, strike @8.000, expires 11/14/25 (Counterparty: JPMCB)	268,000	2,144,000	519
Call USD vs. Put CNY, strike @8.000, expires 08/14/25 (Counterparty: JPMCB)	109,000	872,000	0
Call USD vs. Put HKD, strike @7.800, expires 11/24/25 (Counterparty: JPMCB)	3,584,000	27,955,200	6,207
Call USD vs. Put HKD, strike @7.850, expires 11/26/25 (Counterparty: JPMCB)	7,795,000	61,190,750	4,841
Call USD vs. Put HKD, strike @7.850, expires 02/13/26 (Counterparty: HSBC)	5,917,000	46,448,450	3,994
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call EUR vs. Put USD, strike @1.200, expires 10/14/25 (Counterparty: BOA)	4,072,000	$4,886,400	$8,634
Call EUR vs. Put USD, strike @1.200, expires 10/22/25 (Counterparty: DB)	5,441,000	6,529,200	13,983
Call USD vs. Put HKD, strike @7.750, expires 02/11/26 (Counterparty: JPMCB)	1,132,000	8,773,000	5,127
Call EUR vs. Put HUF, strike @480.000, expires 03/10/26 (Counterparty: JPMCB)	606,000	290,880,000	678
Call EUR vs. Put HUF, strike @470.000, expires 03/11/26 (Counterparty: JPMCB)	745,000	350,150,000	1,293
Call USD vs. Put CHF, strike @0.990, expires 12/15/25 (Counterparty: JPMCB)	114,000	112,860	53
Call USD vs. Put CNY, strike @7.600, expires 01/06/26 (Counterparty: JPMCB)	1,336,000	10,153,600	716
Call USD vs. Put CNY, strike @8.000, expires 01/06/26 (Counterparty: JPMCB)	3,365,000	26,920,000	124
Call USD vs. Put HKD, strike @7.790, expires 10/07/25 (Counterparty: JPMCB)	2,019,000	15,728,010	7,567
Call USD vs. Put CNY, strike @7.800, expires 09/29/25 (Counterparty: JPMCB)	52,000	405,600	0
Call USD vs. Put HKD, strike @7.800, expires 04/09/26 (Counterparty: JPMCB)	3,306,000	25,786,800	3,227
Call AUD vs. Put USD, strike @0.840, expires 04/15/26 (Counterparty: JPMCB)	265,000	222,600	437
Call USD vs. Put CHF, strike @0.843, expires 11/05/25 (Counterparty: JPMCB)	101,000	85,173	9,693
Call AUD vs. Put USD, strike @0.700, expires 08/04/25 (Counterparty: JPMCB)	266,000	186,200	0

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CHF, strike @0.868, expires 08/06/25 (Counterparty: JPMCB)	1,809,000	$1,569,308	$2
Call USD vs. Put COP, strike @4,500.000, expires 11/19/25 (Counterparty: JPMCB)	451,000	2,029,500,000	653
Call MXN vs. Put JPY, strike @8.000, expires 03/11/26 (Counterparty: JPMCB)	19,178,000	153,424,000	19,487
Call EUR vs. Put USD, strike @1.250, expires 12/12/25 (Counterparty: JPMCB)	1,727,000	2,158,750	2,596
Call USD vs. Put TRY, strike @50.000, expires 08/25/25 (Counterparty: JPMCB)	371,000	18,550,000	329
Call EUR vs. Put USD, strike @1.190, expires 08/19/25 (Counterparty: JPMCB)	564,000	671,160	95
Call EUR vs. Put USD, strike @1.425, expires 07/03/26 (Counterparty: JPMCB)	287,000	408,975	4,335
Call MXN vs. Put JPY, strike @8.880, expires 07/06/26 (Counterparty: JPMCB)	1,396,000	12,396,480	5,600
Call AUD vs. Put USD, strike @0.680, expires 08/07/25 (Counterparty: JPMCB)	3,279,000	2,229,720	2
Call USD vs. Put JPY, strike @150.200, expires 08/01/25 (Counterparty: JPMCB)	2,425,000	364,235,000	12,123
Call USD vs. Put JPY, strike @148.750, expires 08/27/25 (Counterparty: JPMCB)	1,755,000	261,056,250	2,052
Call EUR vs. Put USD, strike @1.173, expires 08/27/25 (Counterparty: JPMCB)	2,788,000	3,268,930	891
Call EUR vs. Put USD, strike @1.170, expires 08/27/25 (Counterparty: JPMCB)	1,991,000	2,329,470	3,458
Call EUR vs. Put USD, strike @1.190, expires 08/27/25 (Counterparty: JPMCB)	1,991,000	2,369,290	857
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(concluded)
Call USD vs. Put BRL, strike @5.700, expires 08/05/25 (Counterparty: JPMCB)	406,000	$2,314,200	$490
Call USD vs. Put CNY, strike @7.200, expires 08/06/25 (Counterparty: JPMCB)	1,434,000	10,324,800	2,910
Call USD vs. Put JPY, strike @150.000, expires 08/01/25 (Counterparty: JPMCB)	1,593,000	238,950,000	9,595
Call USD vs. Put JPY, strike @152.000, expires 08/07/25 (Counterparty: JPMCB)	1,598,000	242,896,000	3,570
Total			136,149
Put options—0.2%
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	32,120,000	5,005
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	806
iShares MSCI USA Equal Weighted ETF vs. EUR/USD, strike @21,030.000, expires 09/25/25 (Counterparty: MSCI)	542,000	11,398,260,000	216
iShares MSCI USA Equal Weighted ETF vs. EUR/USD, strike @21,030.000, expires 09/11/25 (Counterparty: MSCI)	542,000	11,398,260,000	31
Call JPY vs. Put USD, strike @120.000, expires 09/03/25 (Counterparty: JPMCB)	44,000	5,280,000	1
Call JPY vs. Put USD, strike @120.500, expires 09/09/25 (Counterparty: JPMCB)	176,000	21,208,000	18
USD/CNY vs. SOFR, strike @74,008.000, expires 10/03/25 (Counterparty: GSI)	181,605	13,440,222,840	802
USD/CNY vs. SOFR, strike @74,008.000, expires 09/03/25 (Counterparty: GSI)	181,605	13,440,222,840	118

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
USD/CNY vs. SOFR, strike @74,008.000, expires 11/03/25 (Counterparty: GSI)	181,605	$13,440,222,840	$2,138
Call JPY vs. Put USD, strike @130.000, expires 11/18/25 (Counterparty: JPMCB)	1,195,000	155,350,000	20,425
Call JPY vs. Put USD, strike @130.000, expires 11/04/25 (Counterparty: JPMCB)	1,194,000	155,220,000	15,239
Call JPY vs. Put USD, strike @135.000, expires 12/18/25 (Counterparty: JPMCB)	602,000	81,270,000	35,827
Call JPY vs. Put USD, strike @140.000, expires 08/27/25 (Counterparty: MSCI)	15,000	2,100,000	153
Call JPY vs. Put USD, strike @110.000, expires 11/26/25 (Counterparty: JPMCB)	362,000	39,820,000	265
Call USD vs. Put EUR, strike @1.000, expires 12/04/25 (Counterparty: JPMCB)	14,852,000	14,852,000	1,017
Call TRY vs. Put EUR, strike @38.000, expires 10/02/25 (Counterparty: JPMCB)	194,000	7,372,000	77
Call BRL vs. Put USD, strike @5.500, expires 01/16/26 (Counterparty: JPMCB)	133,000	731,500	34,019
Call TRY vs. Put EUR, strike @41.200, expires 10/29/25 (Counterparty: JPMCB)	77,000	3,172,400	133
USD/JPY vs. S&P 500, strike @467,528.000, expires 11/21/25 (Counterparty: GSI)	230,000	107,531,440,000	3,201
USD/JPY vs. S&P 500, strike @467,528.000, expires 12/19/25 (Counterparty: GSI)	230,000	107,531,440,000	2,303
EUR/CHF vs. EUR/JPY, strike @0.915, expires 08/14/25 (Counterparty: GSI)	46,000	42,090	0
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
USD/JPY vs. JPY 10 Year Overnight Indexed Swap, strike @139.000, expires 04/17/26 (Counterparty: GSI)	51,000	$7,089,000	$3,500
Call BRL vs. Put USD, strike @5.600, expires 08/11/26 (Counterparty: JPMCB)	157,000	879,200	39,609
Call BRL vs. Put USD, strike @5.600, expires 02/11/26 (Counterparty: JPMCB)	157,000	879,200	51,224
Call BRL vs. Put USD, strike @5.600, expires 05/11/26 (Counterparty: JPMCB)	157,000	879,200	45,156
Call BRL vs. Put USD, strike @5.200, expires 01/22/26 (Counterparty: JPMCB)	113,000	587,600	8,938
Call TRY vs. Put USD, strike @39.500, expires 12/03/25 (Counterparty: JPMCB)	39,000	1,540,500	230
Call TRY vs. Put USD, strike @39.000, expires 12/09/25 (Counterparty: JPMCB)	49,000	1,911,000	199
Call TRY vs. Put USD, strike @42.000, expires 03/13/26 (Counterparty: JPMCB)	571,000	23,982,000	1,028
Call JPY vs. Put USD, strike @101.000, expires 04/09/26 (Counterparty: JPMCB)	727,000	73,427,000	1,064
Call JPY vs. Put USD, strike @109.000, expires 01/08/26 (Counterparty: JPMCB)	327,000	35,643,000	401
Call CNY vs. Put USD, strike @6.800, expires 11/04/25 (Counterparty: JPMCB)	2,245,000	15,266,000	595
Call GBP vs. Put EUR, strike @0.830, expires 08/04/25 (Counterparty: JPMCB)	341,000	283,030	0
Call GBP vs. Put EUR, strike @0.830, expires 09/04/25 (Counterparty: JPMCB)	342,000	283,860	1,845

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call BRL vs. Put USD, strike @5.630, expires 11/05/25 (Counterparty: JPMCB)	97,000	$546,110	$41,715
Call COP vs. Put USD, strike @4,185.000, expires 11/05/25 (Counterparty: JPMCB)	64,000	267,840,000	29,327
S&P 500 Index vs. EUR/USD, strike @5,406.000, expires 08/01/25 (Counterparty: GSI)	299,000	1,616,394,000	0
S&P 500 Index vs. EUR/USD, strike @5,406.000, expires 08/29/25 (Counterparty: GSI)	299,000	1,616,394,000	521
S&P 500 Index vs. AUD/USD, strike @5,652.000, expires 08/15/25 (Counterparty: MSCI)	108,000	610,416,000	5
USD/JPY vs. SOFR Index, strike @13,895.000, expires 08/21/25 (Counterparty: CITI)	125,000	1,736,875,000	0
Call KRW vs. Put USD, strike @1,300.000, expires 08/08/25 (Counterparty: JPMCB)	1,008,000	1,310,400,000	1
Call CNY vs. Put USD, strike @6.750, expires 11/05/25 (Counterparty: JPMCB)	2,745,000	18,528,750	464
Call AUD vs. Put GBP, strike @2.010, expires 11/06/25 (Counterparty: JPMCB)	29,000	58,290	9,523
Call KRW vs. Put USD, strike @1,050.000, expires 05/07/26 (Counterparty: JPMCB)	344,000	361,200,000	909
Call JPY vs. Put USD, strike @127.000, expires 05/12/27 (Counterparty: JPMCB)	153,000	19,431,000	20,552
Call ZAR vs. Put USD, strike @17.930, expires 02/13/26 (Counterparty: JPMCB)	62,000	1,111,660	23,329
Call MXN vs. Put USD, strike @17.300, expires 05/13/26 (Counterparty: JPMCB)	127,000	2,197,100	10,344
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call NOK vs. Put CHF, strike @12.030, expires 11/13/25 (Counterparty: JPMCB)	28,000	$336,840	$2,196
Call MXN vs. Put USD, strike @18.000, expires 11/14/25 (Counterparty: JPMCB)	125,000	2,250,000	12,745
Call CNY vs. Put USD, strike @6.500, expires 05/19/26 (Counterparty: JPMCB)	2,726,000	17,719,000	2,508
Call HKD vs. Put USD, strike @7.500, expires 11/20/25 (Counterparty: JPMCB)	1,706,000	12,795,000	955
Call SGD vs. Put GBP, strike @1.600, expires 05/21/26 (Counterparty: JPMCB)	63,000	100,800	10,338
Call MXN vs. Put USD, strike @18.400, expires 09/04/25 (Counterparty: JPMCB)	44,000	809,600	4,912
Call CNY vs. Put USD, strike @6.950, expires 09/08/25 (Counterparty: JPMCB)	61,000	423,950	644
Call ZAR vs. Put USD, strike @17.000, expires 09/11/25 (Counterparty: JPMCB)	52,000	884,000	1,286
Call TRY vs. Put USD, strike @42.100, expires 11/05/25 (Counterparty: JPMCB)	31,000	1,305,100	6,082
Call MXN vs. Put USD, strike @18.100, expires 09/23/25 (Counterparty: JPMCB)	54,000	977,400	3,067
S&P 500 Index vs. EUR/USD, strike @5,406.000, expires 08/15/25 (Counterparty: GSI)	299,000	1,616,394,000	75
Call CNY vs. Put USD, strike @7.000, expires 09/29/25 (Counterparty: JPMCB)	2,690,000	18,830,000	1,695
Call BRL vs. Put USD, strike @5.100, expires 08/29/25 (Counterparty: JPMCB)	105,000	535,500	77

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(concluded)
Put options—(concluded)
Call BRL vs. Put USD, strike @5.000, expires 01/06/26 (Counterparty: JPMCB)	1,230,000	$6,150,000	$1,125
Call USD vs. Put GBP, strike @1.270, expires 01/08/26 (Counterparty: JPMCB)	57,000	72,390	12,740
Call ZAR vs. Put USD, strike @17.350, expires 08/07/25 (Counterparty: JPMCB)	663,000	11,503,050	4
Call BRL vs. Put USD, strike @5.480, expires 08/12/25 (Counterparty: JPMCB)	660,000	3,616,800	744
Call AUD vs. Put GBP, strike @1.950, expires 01/13/26 (Counterparty: JPMCB)	61,000	118,950	10,060
Call BRL vs. Put USD, strike @5.500, expires 08/13/25 (Counterparty: JPMCB)	1,616,000	8,888,000	1,293
Call JPY vs. Put USD, strike @146.000, expires 08/01/25 (Counterparty: JPMCB)	1,314,000	191,844,000	1
Call USD vs. Put GBP, strike @1.290, expires 08/27/25 (Counterparty: JPMCB)	65,000	83,850	8,983
Call BRL vs. Put USD, strike @5.500, expires 08/27/25 (Counterparty: JPMCB)	724,000	3,982,000	2,509
Call HUF vs. Put EUR, strike @381.000, expires 05/20/26 (Counterparty: JPMCB)	90,000	34,290,000	7,427
Call HUF vs. Put EUR, strike @382.000, expires 05/27/26 (Counterparty: JPMCB)	106,000	40,492,000	9,643
Call CNY vs. Put USD, strike @6.750, expires 12/08/25 (Counterparty: JPMCB)	203,000	1,370,250	4,348
Call ZAR vs. Put USD, strike @17.150, expires 12/19/25 (Counterparty: JPMCB)	53,000	908,950	8,706
Total			526,436
Total foreign exchange options purchased (cost—$1,679,883)			662,585
	Number of contracts	Notional amount	Value
Equity options purchased—0.1%
Call options—0.1%
American Airlines Group, Inc.,strike @12.000, expires 08/01/25 (Counterparty: CS)	16	$192	$16
HKG Hang Seng China Enterprises Index Futures,strike @9,000.000, expires 08/15/25 (Counterparty: MSCI)	7	63,000	4,458
HKG Hang Seng China Enterprises Index Futures,strike @8,300.000, expires 12/19/25 (Counterparty: JPMCB)	33	273,900	181,395
HKG Hang Seng Index Futures,strike @27,000.000, expires 08/15/25 (Counterparty: MSCI)	4	108,000	408
IREN Ltd.,strike @23.000, expires 08/01/25 (Counterparty: MCM)	7	161	7
IREN Ltd.,strike @24.000, expires 08/01/25 (Counterparty: MCM)	8	192	16
Opendoor Technologies, Inc.,strike @5.000, expires 08/15/25 (Counterparty: MCM)	48	240	192
Porch Group, Inc., strike @12.500, expires 12/19/25 (Counterparty: MCM)	8	100	2,120
Porch Group, Inc., strike @15.000, expires 01/16/26 (Counterparty: MCM)	20	300	4,800
S&P 500 Index, strike @6,435.000, expires 08/01/25 (Counterparty: MSCI)	3	19,305	315
S&P 500 Index, strike @6,500.000, expires 08/15/25 (Counterparty: JPMCB)	30	195,000	25,770
Sarepta Therapeutics, Inc.,strike @30.000, expires 11/21/25 (Counterparty: SGS)	2	60	320

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of contracts	Notional amount	Value
Equity options purchased—(concluded)
Call options—(concluded)
Sarepta Therapeutics, Inc.,strike @30.000, expires 01/16/26 (Counterparty: WF)	4	$120	$920
Total			220,737
Put options—0.0%†
BigBear.ai Holdings, Inc.,strike @6.500, expires 08/15/25 (Counterparty: MCM)	16	104	1,200
Bloom Energy Corp., strike @19.000, expires 01/16/26 (Counterparty: CS)	3	57	90
CME E-mini S&P 500 Index Futures, strike @5,900.000, expires 09/19/25 (Counterparty: MSCI)	49	289,100	74,725
FTSE 100 Index, strike @8,000.000, expires 09/19/25 (Counterparty: JPMCB)	14	112,000	1,941
NASDAQ 100 Stock Index,strike @18,000.000, expires 09/19/25 (Counterparty: JPMCB)	1	18,000	2,413
Opendoor Technologies, Inc.,strike @1.500, expires 01/16/26 (Counterparty: MCM)	32	48	1,344
S&P 500 Index,strike @5,250.000, expires 09/19/25 (Counterparty: JPMCB)	3	15,750	2,643
SPDR S&P 500 ETF Trust, strike @620.000, expires 08/29/25 (Counterparty: WF)	13	8,060	7,150
Swiss Market Index, strike @11,200.000, expires 09/19/25 (Counterparty: JPMCB)	21	235,200	15,797
Total			107,303
Total equity options purchased (cost—$636,651)			328,040
Swaptions purchased—0.1%
Call swaptions—0.1%
1 Year Interest Rate Swap,strike @3.450, expires 01/07/26 (Counterparty: MSCI)	143,467,000	494,961,150	187,251
	Number of contracts	Notional amount	Value
Swaptions purchased—(concluded)
Call swaptions—(concluded)
2 Year Interest Rate Swap,strike @3.200, expires 08/07/25 (Counterparty: MSCI)	56,381,000	$180,419,200	$26
2 Year Interest Rate Swap,strike @3.500, expires 08/07/25 (Counterparty: GS)	56,381,000	197,333,500	2,885
Total			190,162
Put swaptions—0.0%†
2 Year Interest Rate Swap,strike @3.500, expires 08/07/25 (Counterparty: MSCI)	26,965,000	94,377,500	118,491
Total			118,491
Total swaptions purchased (cost—$0)			308,653
Total investments before investments sold short (cost—$323,679,996)—120.2%			333,750,853
		Number of shares
Investments sold short—(38.0)%
Common stocks—(27.3)%
Australia—(0.0)%†
Flight Centre Travel Group Ltd.		(4,201)	(32,040)
Cameroon—(0.0)%†
Golar LNG Ltd.		(2,237)	(92,075)
Canada—(4.1)%
Allied Properties Real Estate Investment Trust		(14,620)	(182,539)
ARC Resources Ltd.		(16,080)	(313,917)
B2Gold Corp.		(55,743)	(187,854)
Bank of Nova Scotia		(2,660)	(147,993)
Baytex Energy Corp.		(65,140)	(138,216)
BCE, Inc.		(16,380)	(382,074)
Canadian National Railway Co.		(4,120)	(384,704)
Canadian Tire Corp. Ltd.		(1,370)	(183,491)
Cargojet, Inc.		(4,000)	(285,595)
Choice Properties Real Estate Investment Trust		(25,240)	(258,484)
CT Real Estate Investment Trust		(48,660)	(541,525)
Definity Financial Corp.		(2,640)	(142,232)
Dollarama, Inc.		(1,690)	(230,985)
EQB, Inc.		(7,810)	(580,564)
Fiera Capital Corp.		(35,460)	(167,626)
FirstService Corp.		(540)	(106,441)
Fortuna Mining Corp.		(18,045)	(116,390)
goeasy Ltd.		(1,350)	(178,298)
IGM Financial, Inc.		(13,620)	(450,986)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Imperial Oil Ltd.	(10,930)	$(911,333)
Keyera Corp.	(28,830)	(905,099)
Loblaw Cos. Ltd.	(1,370)	(221,547)
Metro, Inc.	(2,730)	(208,750)
PrairieSky Royalty Ltd.	(27,350)	(470,374)
Quebecor, Inc.	(5,550)	(156,134)
Restaurant Brands International, Inc.	(5,450)	(369,810)
Richelieu Hardware Ltd.	(6,510)	(162,891)
RioCan Real Estate Investment Trust	(14,070)	(179,226)
Rogers Sugar, Inc.	(2,006)	(8,165)
Saputo, Inc.	(5,340)	(111,995)
Secure Waste Infrastructure Corp.	(13,790)	(150,679)
Shopify, Inc.	(800)	(97,768)
Stantec, Inc.	(3,650)	(398,982)
Stella-Jones, Inc.	(4,910)	(279,908)
StorageVault Canada, Inc.	(195,926)	(656,103)
TELUS Corp.	(8,150)	(131,285)
Toromont Industries Ltd.	(3,980)	(403,544)
Trican Well Service Ltd.	(10,140)	(41,640)
Vermilion Energy, Inc.	(15,840)	(129,980)
Whitecap Resources, Inc.	(55,290)	(417,388)
		(11,392,515)
China—(0.9)%
Alibaba Group Holding Ltd.	(11,094)	(1,338,269)
H World Group Ltd.	(1,997)	(62,346)
Ping An Insurance Group Co. of China Ltd.	(31,500)	(216,259)
Qifu Technology, Inc.	(1,018)	(34,948)
Silvercorp Metals, Inc.	(19,673)	(85,971)
Trip.com Group Ltd.	(9,671)	(599,119)
		(2,336,912)
Colombia—(0.0)%†
Gran Tierra Energy, Inc.	(24,330)	(109,042)
Germany—(0.1)%
Mercedes-Benz Group AG	(4,202)	(237,918)
Ireland—(0.1)%
Accenture PLC	(550)	(146,905)
Israel—(0.0)%†
Oddity Tech Ltd.	(1,287)	(90,180)
Japan—(0.0)%†
Allegro MicroSystems, Inc.	(3,577)	(112,354)
Netherlands—(0.2)%
Nebius Group NV	(5,983)	(325,655)
Pharming Group NV	(83,275)	(91,521)
		(417,176)
Singapore—(0.8)%
Sea Ltd.	(14,128)	(2,213,151)
Switzerland—(0.4)%
ABB Ltd.	(4,309)	(281,370)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Switzerland—(concluded)
On Holding AG	(15,439)	$(749,872)
		(1,031,242)
United Kingdom—(0.0)%†
Immunocore Holdings PLC	(117)	(3,834)
United States—(20.7)%
3M Co.	(2,620)	(390,956)
A10 Networks, Inc.	(8,316)	(153,181)
Adobe, Inc.	(2,129)	(761,522)
Advanced Drainage Systems, Inc.	(2,360)	(270,810)
Advanced Energy Industries, Inc.	(451)	(62,653)
AECOM	(1,670)	(188,276)
AES Corp.	(4,075)	(53,586)
Affirm Holdings, Inc.	(3,505)	(240,303)
Akamai Technologies, Inc.	(7,493)	(571,791)
Alarm.com Holdings, Inc.	(775)	(42,338)
Alkami Technology, Inc.	(5,343)	(119,095)
Alliant Energy Corp.	(1,627)	(105,771)
Alphatec Holdings, Inc.	(17,645)	(186,684)
Amentum Holdings, Inc.	(5,897)	(147,248)
Ameren Corp.	(2,355)	(238,161)
American Electric Power Co., Inc.	(2,394)	(270,857)
American Water Works Co., Inc.	(1,720)	(241,213)
Amphastar Pharmaceuticals, Inc.	(583)	(12,214)
ANI Pharmaceuticals, Inc.	(5,314)	(336,642)
Apple, Inc.	(1,660)	(344,566)
Applied Digital Corp.	(10,701)	(140,611)
Applied Optoelectronics, Inc.	(3,456)	(79,039)
Array Technologies, Inc.	(1,804)	(11,726)
Astronics Corp.	(10,416)	(376,226)
Aurora Innovation, Inc.	(6,082)	(35,336)
Automatic Data Processing, Inc.	(2,286)	(707,517)
Badger Meter, Inc.	(3,098)	(584,778)
Bentley Systems, Inc.	(1,219)	(70,678)
BigBear.ai Holdings, Inc.	(44,477)	(282,429)
Bill Holdings, Inc.	(2,155)	(92,342)
Bitdeer Technologies Group	(2,198)	(28,332)
BlackLine, Inc.	(1,535)	(82,552)
BlackSky Technology, Inc.	(350)	(6,734)
Bloom Energy Corp.	(38,455)	(1,437,832)
Box, Inc.	(14,402)	(462,304)
Bridgebio Pharma, Inc.	(12,190)	(576,221)
CarMax, Inc.	(1,920)	(108,691)
Carnival Corp.	(60,965)	(1,814,928)
Caterpillar, Inc.	(554)	(242,663)
Cheesecake Factory, Inc.	(8,615)	(550,585)
Chefs' Warehouse, Inc.	(989)	(67,806)
Chubb Ltd.	(400)	(106,416)
Cirrus Logic, Inc.	(2,211)	(222,670)
Cleanspark, Inc.	(899)	(10,222)
Cloudflare, Inc.	(1,897)	(393,969)
CMS Energy Corp.	(317)	(23,395)
Coinbase Global, Inc.	(1,029)	(388,715)
Collegium Pharmaceutical, Inc.	(11,434)	(341,419)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
CONMED Corp.	(668)	$(34,168)
Copart, Inc.	(5,340)	(242,062)
Core Scientific, Inc.	(12,930)	(175,072)
Cracker Barrel Old Country Store, Inc.	(9,035)	(560,170)
CSG Systems International, Inc.	(314)	(19,612)
Cytokinetics, Inc.	(2,451)	(92,256)
Dexcom, Inc.	(871)	(70,351)
Dow, Inc.	(4,104)	(95,582)
DraftKings, Inc.	(411)	(18,511)
Dropbox, Inc.	(8,698)	(236,325)
Duke Energy Corp.	(4,737)	(576,209)
Dynavax Technologies Corp.	(11,396)	(125,128)
Encore Capital Group, Inc.	(8,101)	(298,765)
Enovis Corp.	(486)	(13,025)
Enphase Energy, Inc.	(2,659)	(86,045)
Envista Holdings Corp.	(464)	(8,765)
Eos Energy Enterprises, Inc.	(1,278)	(7,285)
Etsy, Inc.	(351)	(20,453)
Evergy, Inc.	(5,890)	(417,012)
Evolent Health, Inc.	(1,640)	(16,482)
Exact Sciences Corp.	(4,376)	(205,453)
Expedia Group, Inc.	(223)	(40,189)
EZCORP, Inc.	(11,671)	(167,129)
Fastly, Inc.	(395)	(2,682)
FedEx Corp.	(538)	(120,238)
Five9, Inc.	(1,011)	(26,114)
Ford Motor Co.	(21,737)	(240,629)
Franklin Resources, Inc.	(6,730)	(161,520)
GameStop Corp.	(35,114)	(788,309)
Goldman Sachs Group, Inc.	(1,074)	(777,136)
Graphic Packaging Holding Co.	(3,270)	(73,117)
Greenbrier Cos., Inc.	(3,854)	(175,357)
Groupon, Inc.	(2,724)	(84,008)
Guardant Health, Inc.	(2,132)	(87,369)
Guess?, Inc.	(3,151)	(40,963)
Guidewire Software, Inc.	(615)	(139,125)
Haemonetics Corp.	(69)	(5,109)
Halozyme Therapeutics, Inc.	(3,606)	(216,252)
Hecla Mining Co.	(23,110)	(132,651)
Hercules Capital, Inc.	(1,035)	(19,417)
Hershey Co.	(1,470)	(273,611)
Hilton Worldwide Holdings, Inc.	(1,244)	(333,492)
Hims & Hers Health, Inc.	(1,525)	(100,924)
Honeywell International, Inc.	(1,201)	(267,042)
Illinois Tool Works, Inc.	(2,428)	(621,495)
Impinj, Inc.	(2,265)	(350,124)
Innoviva, Inc.	(3,751)	(68,156)
Inotiv, Inc.	(19,033)	(38,256)
InterDigital, Inc.	(2,865)	(739,743)
International Flavors & Fragrances, Inc.	(2,070)	(147,032)
iRhythm Technologies, Inc.	(204)	(28,597)
Itron, Inc.	(1,380)	(171,865)
Jazz Pharmaceuticals PLC	(1,767)	(202,551)
JBT Marel Corp.	(327)	(45,061)
Kinder Morgan, Inc.	(12,280)	(344,577)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Kite Realty Group Trust	(967)	$(21,255)
Lantheus Holdings, Inc.	(4,131)	(294,086)
LCI Industries	(3,956)	(375,820)
Lennar Corp.	(1,633)	(183,190)
Lennox International, Inc.	(83)	(50,547)
Liberty Media Corp.-Liberty Formula One	(279)	(27,998)
Linde PLC	(479)	(220,465)
LivaNova PLC	(1,252)	(52,822)
Live Nation Entertainment, Inc.	(4,886)	(721,662)
Louisiana-Pacific Corp.	(2,690)	(243,203)
Lululemon Athletica, Inc.	(810)	(162,429)
Lumentum Holdings, Inc.	(12,913)	(1,421,463)
Lyft, Inc.	(12,124)	(170,463)
MACOM Technology Solutions Holdings, Inc.	(4,500)	(617,130)
MannKind Corp.	(62,032)	(234,481)
MARA Holdings, Inc.	(13,309)	(214,009)
Marriott International, Inc.	(1,243)	(327,941)
Marriott Vacations Worldwide Corp.	(233)	(17,352)
Martin Marietta Materials, Inc.	(1,310)	(753,093)
Match Group, Inc.	(1,555)	(53,290)
Merit Medical Systems, Inc.	(129)	(10,947)
Microchip Technology, Inc.	(2,085)	(140,925)
MicroStrategy, Inc.	(858)	(344,796)
Miller Industries, Inc.	(5,070)	(206,602)
MKS, Inc.	(277)	(26,365)
New York Times Co.	(12,061)	(625,845)
Norwegian Cruise Line Holdings Ltd.	(9,674)	(247,267)
Nutanix, Inc.	(9,547)	(717,648)
Ollie's Bargain Outlet Holdings, Inc.	(660)	(90,176)
Omnicom Group, Inc.	(10,753)	(774,754)
ON Semiconductor Corp.	(7,825)	(441,017)
Opendoor Technologies, Inc.	(147,808)	(271,967)
Ormat Technologies, Inc.	(1,280)	(114,445)
OSI Systems, Inc.	(1,739)	(384,336)
Pacira BioSciences, Inc.	(4,763)	(100,452)
Packaging Corp. of America	(1,020)	(197,625)
Pagaya Technologies Ltd.	(8,338)	(250,557)
PAR Technology Corp.	(2,292)	(139,308)
Parsons Corp.	(200)	(14,840)
Paychex, Inc.	(1,614)	(232,949)
Paycom Software, Inc.	(1,005)	(232,698)
Pebblebrook Hotel Trust	(168)	(1,685)
Peloton Interactive, Inc.	(76,884)	(548,952)
Penguin Solutions, Inc.	(30,290)	(713,935)
PG&E Corp.	(1,986)	(27,844)
Porch Group, Inc.	(3,933)	(49,634)
Progress Software Corp.	(5,899)	(283,624)
PROS Holdings, Inc.	(14,183)	(222,531)
PTC Therapeutics, Inc.	(7,604)	(396,244)
Public Service Enterprise Group, Inc.	(3,144)	(282,300)
Q2 Holdings, Inc.	(3,755)	(304,906)
QuantumScape Corp.	(4,450)	(38,270)
RealReal, Inc.	(901)	(4,739)
Repay Holdings Corp.	(922)	(4,536)
Repligen Corp.	(1,233)	(144,347)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
ResMed, Inc.	(2,137)	$(581,136)
Rexford Industrial Realty, Inc.	(282)	(10,301)
Reynolds Consumer Products, Inc.	(3,410)	(76,691)
RH	(1,081)	(222,275)
Rollins, Inc.	(4,021)	(230,283)
Rubrik, Inc.	(2,736)	(259,783)
Semler Scientific, Inc.	(86)	(3,083)
Semtech Corp.	(5,275)	(269,552)
Shake Shack, Inc.	(236)	(28,400)
Shift4 Payments, Inc.	(5,982)	(616,146)
Silgan Holdings, Inc.	(9,570)	(445,292)
Sirius XM Holdings, Inc.	(6,564)	(138,632)
Snap, Inc.	(3,156)	(29,761)
Snowflake, Inc.	(8,440)	(1,886,340)
SoFi Technologies, Inc.	(81,167)	(1,832,751)
Solaris Energy Infrastructure, Inc.	(3,379)	(110,392)
Southern Co.	(5,028)	(475,045)
Southwest Airlines Co.	(3,370)	(104,234)
Sphere Entertainment Co.	(944)	(40,639)
Stellantis NV	(13,540)	(119,492)
Super Micro Computer, Inc.	(17,412)	(1,026,786)
Synchrony Financial	(2,460)	(171,388)
Tandem Diabetes Care, Inc.	(1,105)	(17,216)
Tempus AI, Inc.	(1,890)	(106,955)
Tesla, Inc.	(400)	(123,308)
Tetra Tech, Inc.	(5,008)	(183,994)
TKO Group Holdings, Inc.	(1,342)	(225,469)
TransMedics Group, Inc.	(3,026)	(360,003)
Transocean Ltd.	(31,397)	(91,679)
Travel & Leisure Co.	(3,600)	(213,300)
Trump Media & Technology Group Corp.	(3,948)	(69,445)
Tyson Foods, Inc.	(695)	(36,348)
Uber Technologies, Inc.	(3,089)	(271,060)
UGI Corp.	(10,809)	(391,070)
Unity Software, Inc.	(1,241)	(41,400)
Upstart Holdings, Inc.	(12,089)	(988,155)
Veeco Instruments, Inc.	(10,967)	(227,894)
Ventas, Inc.	(746)	(50,116)
Vertex, Inc.	(10,200)	(338,334)
Viavi Solutions, Inc.	(158)	(1,588)
Vishay Intertechnology, Inc.	(13,486)	(221,036)
Vistra Corp.	(681)	(142,016)
Vulcan Materials Co.	(2,800)	(769,076)
W.R. Berkley Corp.	(1,700)	(116,977)
Waste Connections, Inc.	(1,620)	(302,511)
Wayfair, Inc.	(9,974)	(654,693)
WEC Energy Group, Inc.	(2,267)	(247,284)
Western Digital Corp.	(30,107)	(2,369,120)
Western Union Co.	(13,941)	(112,225)
Williams-Sonoma, Inc.	(1,181)	(220,906)
Winnebago Industries, Inc.	(497)	(14,771)
WisdomTree, Inc.	(49,143)	(652,128)
Workiva, Inc.	(95)	(6,064)
Xometry, Inc.	(5,794)	(187,378)
	Number of shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Ziff Davis, Inc.	(506)	$(15,747)
Zscaler, Inc.	(44)	(12,565)
		(57,544,572)
Total common stocks (proceeds—$(70,019,917))		(75,759,916)
Exchange traded funds—(5.3)%
SPDR S&P Retail ETF	(2,120)	(166,335)
SPDR S&P Oil & Gas Exploration & Production ETF	(2,040)	(261,426)
BMO S&P 500 Index ETF	(9,980)	(692,535)
iShares MSCI USA Momentum Factor ETF	(3,800)	(916,902)
SPDR S&P 500 ETF Trust	(6,180)	(3,906,255)
Industrial Select Sector SPDR Fund	(3,669)	(557,725)
iShares iBoxx $ High Yield Corporate Bond ETF	(6,604)	(530,830)
iShares Russell 2000 ETF	(13,640)	(2,992,480)
iShares Core S&P/TSX Capped Composite Index ETF	(80,540)	(2,532,569)
Materials Select Sector SPDR Fund	(3,403)	(298,545)
iShares MSCI Brazil ETF	(5,086)	(135,033)
iShares S&P/TSX Capped Energy Index ETF	(15,610)	(198,843)
iShares S&P/TSX Capped REIT Index ETF	(84,980)	(964,734)
iShares U.S. Consumer Staples ETF	(10,280)	(703,974)
Total exchange traded funds (proceeds—$(13,815,842))		(14,858,186)
	Face amount[4]
U.S. Treasury obligations—(1.3)%
U.S. Treasury Notes 3.875%, due 03/31/27	(453,000)	(452,098)
U.S. Treasury Notes 3.750%, due 04/30/27	(598,000)	(595,641)
U.S. Treasury Notes 3.875%, due 04/30/30	(1,197,000)	(1,193,353)
U.S. Treasury Notes 3.875%, due 06/30/30	(422,000)	(420,483)
U.S. Treasury Notes 3.750%, due 06/30/27	(853,000)	(849,801)
Total U.S. Treasury obligations (proceeds—$(3,508,386))		(3,511,376)
Short-term U.S. Treasury obligations—(4.1)%
U.S. Treasury Bills 4.158%, due 02/19/26[8]	(400,000)	(391,157)
U.S. Treasury Bills 4.323%, due 08/05/25[8]	(11,000,000)	(10,963,639)
Total short-term U.S. treasury obligations (proceeds—$(11,354,796))		(11,354,796)
Total investments sold short (proceeds—$(98,698,941))		(105,484,274)
Total investments (cost—$224,981,055)—82.2%		228,266,579
Other assets in excess of liabilities—17.8%		49,576,632
Net assets—100.0%		$277,843,211

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
HKD	56,000	2	HKG Hang Seng Index Futures, strike @ 28,000.000	MSCI	08/15/25	$(739)	$(51)	$688
HKD	313,500	33	HKG Hang Seng China Enterprises Index Futures, strike @ 9,500.000	JPMCB	12/19/25	(94,347)	(58,853)	35,494
JPY	1,051,217,300	914,102,000	5 Year Interest Rate Swap, strike @ 1.150	BNP	12/16/30	—	(45,647)	(45,647)
Total						$(95,086)	$(104,551)	$(9,465)
			Put options
HKD	91,300	11	HKG Hang Seng China Enterprises Index Futures, strike @ 8,300.000	JPMCB	12/19/25	$(54,064)	$(17,306)	$36,758
JPY	4,113,459,000	2,742,306,000	5 Year Interest Rate Swap, strike @ 1.500	BNP	12/16/30	—	(16,357)	(16,357)
USD	6,200	1	CME 2 Year Mid-Curve 3 Month Eurodollar Option, strike @ 6,200.000	MSCI	08/08/25	(436)	(613)	(177)
USD	144	48	Opendoor Technologies, Inc., strike @ 3.000	MCM	08/15/25	(4,370)	(6,000)	(1,630)
USD	7,657	13	SPDR S&P 500 ETF Trust, strike @ 589.000	WF	08/29/25	(3,437)	(2,405)	1,032
USD	300	30	Porch Group, Inc., strike @ 10.000	MCM	01/16/26	(4,562)	(3,150)	1,412
Total						$(66,869)	$(45,831)	$21,038
Total options written						$(161,955)	$(150,382)	$11,573

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	5,090	4,072,000	Call EUR vs. Put USD, 0.000, 1.250	BOA	10/14/25	$(22,116)	$(1,148)	$20,968
EUR	6,801	5,441,000	Call EUR vs. Put USD, 0.000, 1.250	DB	10/22/25	(37,625)	(2,173)	35,452
USD	48	6,000	Call USD vs. Put CNY, 0.000, 8.000	JPMCB	09/29/25	(10)	—	10
USD	27,363	3,337,000	Call USD vs. Put CNY, 0.000, 8.200	JPMCB	01/06/26	(7,742)	(27)	7,715
EUR	366,030	747,000	Call EUR vs. Put HUF, 0.000, 490.000	JPMCB	03/11/26	(3,439)	(557)	2,882
EUR	297,500	595,000	Call EUR vs. Put HUF, 0.000, 500.000	JPMCB	03/10/26	(1,914)	(278)	1,636
USD	25,536	3,253,000	Call USD vs. Put HKD, 0.000, 7.850	JPMCB	04/09/26	(2,619)	(2,297)	322
USD	13,380	1,711,000	Call USD vs. Put HKD, 0.000, 7.820	JPMCB	10/07/25	(821)	(2,389)	(1,568)
EUR	1,177	981,000	Call EUR vs. Put USD, 0.000, 1.200	JPMCB	08/19/25	(2,876)	(125)	2,751
EUR	4,699	3,982,000	Call EUR vs. Put USD, 0.000, 1.180	JPMCB	08/27/25	(11,866)	(3,494)	8,372
USD	307	16,000	Call USD vs. Put MXN, 0.000, 19.210	JPMCB	08/29/25	(5,752)	(3,424)	2,328
Total						$(96,780)	$(15,912)	$80,868

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Foreign exchange options written—(concluded)

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,066,800	840,000	Call KRW vs. Put USD, 0.000, 1,270.000	JPMCB	08/08/25	$(2,092)	$(1)	$2,091
USD	3,556	661,000	Call BRL vs. Put USD, 0.000, 5.380	JPMCB	08/12/25	(1,580)	(96)	1,484
USD	7,036	1,303,000	Call BRL vs. Put USD, 0.000, 5.400	JPMCB	08/27/25	(2,059)	(1,221)	838
USD	2,233	406,000	Call BRL vs. Put USD, 0.000, 5.500	JPMCB	08/05/25	(710)	(130)	580
EUR	40,492	106,000	Call HUF vs. Put EUR, 0.000, 382.000	JPMCB	03/27/26	(15,742)	(7,874)	7,868
Total						$(22,183)	$(9,322)	$12,861
Total foreign exchange options written						$(118,963)	$(25,234)	$93,729

Equity options written

Notional amount*		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
CHF	214,200	21	Swiss Market Index, strike @ 10,200.000	JPMCB	09/19/25	$(19,126)	$(4,421)	$14,705
USD	16,000	1	NASDAQ 100 Stock Index, strike @ 16,000.000	JPMCB	09/19/25	(33,385)	(1,140)	32,245
USD	14,250	3	S&P 500 Index, strike @ 4,750.000	JPMCB	09/19/25	(27,710)	(1,470)	26,240
Total equity options written						$(80,221)	$(7,031)	$73,190

*  For disclosure purposes. Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by the contract multiplier.

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
GBP	56,381	56,381,000	2 Year Interest Rate Swap strike @ 3.500 terminating	MSCI	Receive	08/07/25	$—	$(2,885)	$(2,885)
GBP	56,381	56,381,000	2 Year Interest Rate Swap strike @ 3.200 terminating	GS	Receive	08/07/25	—	(26)	(26)
GBP	143,467	143,467,000	1 Year Interest Rate Swap strike @ 3.000 terminating	MSCI	Receive	01/07/26	—	(53,567)	(53,567)
Total							$—	$(56,478)	$(56,478)
			Put Swaptions
GBP	26,965	26,965,000	2 Year Interest Rate Swap strike @ 3.500 terminating	GS	Pay	08/07/25	$—	$(118,491)	$(118,491)
GBP	71,734	71,734,000	1 Year Interest Rate Swap strike @ 3.450 terminating	MSCI	Pay	01/07/26	—	(241,568)	(241,568)
Total							$—	$(360,059)	$(360,059)
Total swaptions written							$—	$(416,537)	$(416,537)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
22	EUR	Euro Bund 10 Year Index Futures	September 2025	$3,256,469	$3,256,299	$(170)
15	EUR	EURO Schatz 2 Year Index Futures	September 2025	1,832,251	1,832,481	230
6	EUR	EURO STOXX 50 Index Futures	September 2025	368,237	365,640	(2,597)
3	EUR	Euronext CAC 40 Index Futures	August 2025	267,670	266,305	(1,365)
15	GBP	FTSE 100 Index Futures	September 2025	1,792,229	1,807,441	15,212
2	ZAR	FTSE/JSE Top 40 Index Futures	September 2025	97,901	100,027	2,126
10	HKD	Hang Seng China Enterprises Index Futures	August 2025	585,108	565,924	(19,184)
10	HKD	Hang Seng China Enterprises Index Futures	August 2025	1,628,981	1,576,178	(52,803)
2	KRW	KOSPI 200 Index Futures	September 2025	150,896	157,881	6,985
1	EUR	MEFF Madrid IBEX 35 Index Futures	August 2025	159,873	164,519	4,646
3	EUR	Mini-DAX Index Futures	September 2025	405,613	413,588	7,975
7	SGD	MSCI Singapore Index Futures	August 2025	230,065	227,619	(2,446)
4	SEK	OML Stockholm OMXS30 Index Futures	August 2025	105,009	105,473	464
2	JPY	OSE Nikkei 225 Mini Index Futures	September 2025	54,443	54,642	199
11	USD	S&P 500 E-Mini Index Futures	September 2025	3,510,737	3,505,837	(4,900)
3	AUD	S&P ASX Share Price Index 200 Futures	September 2025	416,919	419,474	2,555
3	CAD	S&P/TSX 60 Index Futures	September 2025	692,908	702,064	9,156
Interest rate futures buy contracts:
15	CAD	Canadian Bond 10 Year Futures	September 2025	$1,300,048	$1,304,706	$4,658
9	EUR	Italian Government Bond Futures	September 2025	1,241,870	1,240,301	(1,569)
29	GBP	United Kingdom Long Gilt Bond Futures	September 2025	3,518,813	3,529,621	10,808
U.S. Treasury futures buy contracts:
5	AUD	Australian Bond 10 Year Futures	September 2025	$363,730	$365,625	$1,895
3	AUD	Australian Bond 3 Year Futures	September 2025	206,821	206,892	71
17	EUR	Eurex Short-term Euro-BTP Futures	September 2025	2,098,241	2,090,101	(8,140)
7	EUR	EURO Bobl 5 Year Index Future	September 2025	938,602	936,799	(1,803)
6	EUR	French Government Bond Futures	September 2025	845,655	844,191	(1,464)
3	JPY	Japan Government Bond 10 Year Futures	September 2025	2,765,318	2,745,955	(19,363)
1	USD	Japanese Yen Currency Futures	September 2025	83,555	83,325	(230)
3	KRW	Korea Treasury Bond 10 Year Futures	September 2025	256,174	256,432	258
18	KRW	Korea Treasury Bond 3 Year Futures	September 2025	1,393,120	1,392,054	(1,066)
13	USD	Mexican Peso Currency Futures	September 2025	344,747	343,590	(1,157)
68	USD	U.S. Treasury Note 10 Year Futures	September 2025	7,563,599	7,552,250	(11,349)
79	USD	U.S. Treasury Note 5 Year Futures	September 2025	8,601,917	8,545,578	(56,339)
7	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2025	792,874	791,547	(1,327)
Total				$47,870,393	$47,750,359	$(120,034)
Index futures sell contracts:
17	EUR	EURO STOXX 50 Index Futures	December 2027	$(300,512)	$(302,646)	$(2,134)
2	EUR	Euronext CAC 40 Index Futures	August 2025	(177,440)	(177,536)	(96)
4	GBP	FTSE 250 Index Futures	September 2025	(228,913)	(231,927)	(3,014)
9	USD	FTSE China A50 Futures	August 2025	(125,761)	(123,993)	1,768
4	EUR	FVSA index—Mini-Index Futures on VSTOXX	August 2025	(8,314)	(8,148)	166
3	USD	MSCI World Index Futures USD Net Total Return	September 2025	(378,862)	(394,620)	(15,758)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
1	USD	NIFTY 50 Index Futures	August 2025	$(49,576)	$(49,673)	$(97)
1	JPY	OSE Nikkei 225 Mini Index Futures	September 2025	(269,496)	(273,210)	(3,714)
14	USD	Russell 2000 Value Index Futures	September 2025	(1,495,966)	(1,554,140)	(58,174)
12	JPY	TSE Mini Topix Index Futures	September 2025	(222,149)	(234,669)	(12,520)
U.S. Treasury futures sell contracts:
40	USD	Australian Dollar Currency Futures	September 2025	$(2,612,879)	$(2,574,600)	$38,279
5	USD	British Pound Currency Futures	September 2025	(416,055)	(413,250)	2,805
13	USD	Canadian Dollar Currency Futures	September 2025	(951,742)	(941,005)	10,737
11	USD	Euro Foreign Exchange Currency Futures	September 2025	(1,608,739)	(1,575,819)	32,920
23	USD	New Zealand Dollar Currency Futures	September 2025	(1,372,914)	(1,357,690)	15,224
4	USD	Swedish Krona Currency Futures	September 2025	(837,226)	(821,000)	16,226
1	USD	Swiss Franc Currency Futures	September 2025	(155,162)	(154,719)	443
1	USD	U.S. Long Bond Futures	September 2025	(114,521)	(114,187)	334
5	USD	U.S. Treasury Note 2 Year Futures	September 2025	(1,035,191)	(1,034,922)	269
19	USD	Ultra U.S. Treasury Bond Futures	September 2025	(2,234,108)	(2,228,938)	5,170
Total				$(14,595,526)	$(14,566,692)	$28,834
Net unrealized appreciation (depreciation)						$(91,200)

Centrally cleared credit default swap agreements on credit indices—buy protection10

Referenced obligations	Implied credit spread as of July 31,2025[11]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe Crossover S43	N/A	EUR	538	06/20/30	Quarterly	(5.000)%	$(57,781)	$(63,731)	$(5,950)
CDX.NA.HY.S44	N/A	USD	508	06/20/30	Quarterly	(5.000)	(38,730)	(39,520)	(790)
Total							$(96,511)	$(103,251)	$(6,740)

Centrally cleared credit default swap agreements on credit indices—sell protection12

Referenced obligations	Implied credit spread as of July 31,2025[11]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[9]	Upfront payments (received) made	Value	Unrealized appreciation (depreciation)
iTraxx Europe S43	N/A	EUR	317	06/20/30	Quarterly	(1.000)%	$5,983	$8,145	$2,162
CDX.EM.S43	N/A	USD	89	06/20/30	Quarterly	(1.000)	(3,023)	(1,961)	1,062
CDX.NA.IG.S44	N/A	USD	602	06/20/30	Quarterly	(5.000)	13,388	16,523	3,135
Total							$16,348	$22,707	$6,359

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9]	Payments received by the Portfolio[9]	Value	Unrealized appreciation (depreciation)
BRL	5,935	01/04/27	At Maturity	1 day BRL CDI	15.220%	$15,211	$11,597
BRL	46,048	01/02/31	At Maturity	1 day BRL CDI	13.260	(70,786)	(47,109)
CAD	409	06/18/35	Semi-annual	2.914%	1 day CAD CORRA	5,914	(1,365)
CHF	3,197	05/19/27	Annual	0.1468	1 day CHF SARON	(16,125)	(16,125)
CHF	3,198	05/19/27	Annual	0.1403	1 day CHF SARON	(15,716)	(15,716)
CHF	671	09/17/27	Annual	1 day CHF SARON	0.198	4,616	4,616
CHF	1,290	05/19/30	Annual	0.1107	1 day CHF SARON	2,982	2,982
CHF	1,290	05/19/30	Annual	0.1127	1 day CHF SARON	2,821	2,821
CHF	73	09/17/35	Annual	1 day CHF SARON	0.436	(881)	(378)
CNY	3,758	09/17/30	Quarterly	1.441	7 day CNY Repo Fixing	3,248	(672)
COP	1,175,773	09/17/35	Quarterly	1 day COP IBR	9.420	3,060	(159)
CZK	20,764	09/17/27	Annual	6 mo. CZK PRIBOR	3.466	(4,109)	(3,647)
CZK	17,838	09/17/30	Annual	6 mo. CZK PRIBOR	3.608	(10,326)	(7,872)
CZK	6,410	09/17/35	Annual	6 mo. CZK PRIBOR	3.757	(8,646)	(2,421)
EUR	240	09/17/35	Annual	1 day EUR STR	2.397	(2,642)	231
EUR	201	09/17/75	Annual	2.428	1 day EUR STR	14,767	10,591
EUR	1,420	07/15/30	At Maturity	Eurostat Eurozone HICP ex-Tobacco NSA	1.870	196	(716)
GBP	205	09/17/27	Annual	3.756	1 day GBP SONIA	(604)	121
GBP	227	09/17/35	Annual	4.129	1 day GBP SONIA	(1,308)	229
GBP	77	09/17/55	Annual	4.496	1 day GBP SONIA	751	(1,330)
HUF	179,485	09/17/30	Annual	6 mo. HUF BIBOR	6.395	(45)	(45)
HUF	208,805	09/17/35	Annual	6 mo. HUF BIBOR	6.704	(3,472)	(3,026)
ILS	2,341	09/17/30	Annual	1 day ILS SHIR	3.804	(6,252)	(3,992)
ILS	1,027	09/17/35	Annual	1 day ILS SHIR	4.421	5,011	(2,032)
INR	250,734	09/17/30	Semi-annual	1 day INR MIBOR	5.706	(1,018)	(3,948)
JPY	650,744	04/23/27	Annual	1 day JPY TONA	0.739	(6,238)	(2,516)
JPY	656,010	04/23/28	Annual	0.822	1 day JPY TONA	9,699	3,985
JPY	42,667	09/17/65	Annual	2.315	1 day JPY TONA	16,553	15,263
KRW	859,198	09/17/35	Quarterly	2.624	3 mo. KRW COD Rate	1,123	(1,559)
MXN	86,886	07/16/27	Monthly	28 day TIIE-Banxico	7.489	(939)	(1,165)
MXN	6,793	09/05/35	Monthly	8.225	28 day TIIE-Banxico	909	(751)
NOK	43,826	09/17/27	Annual	6 mo. NOK NIBOR	4.079	11,373	(2,177)
NOK	10,774	09/17/30	Annual	6 mo. NOK NIBOR	3.922	2,339	1,747
NOK	3,165	09/17/45	Semi-annual	3.852	6 mo. NOK NIBOR	(3,244)	(3,054)
NZD	702	09/17/30	Quarterly	3.709	3 mo. NZD Bank Bill	(2,695)	(225)
NZD	495	09/17/35	Quarterly	4.215	3 mo. NZD Bank Bill	(3,501)	(145)
NZD	4,305	09/17/27	Semi-annual	3 mo. NZD Bank Bill	3.197	1,205	1,183
PLN	1,139	09/17/35	Annual	6 mo. PLN WIBOR	4.552	1,093	1,209
SEK	2,722	09/17/35	Annual	3 mo. SEK STIBOR	2.640	(2,772)	(1,282)
SGD	1,120	09/17/27	Semi-annual	1 day SGD SORA	1.594	1,820	1,808
SGD	531	09/17/35	Semi-annual	2.151	1 day SGD SORA	(5,042)	(2,584)
THB	1,313	09/17/30	Quarterly	1 day THB THOR	1.353	99	109
THB	8,545	09/17/35	Quarterly	1.700	1 day THB THOR	(2,310)	262
TWD	7,539	09/17/35	Quarterly	3 mo. TWD TAIBOR	1.867	(631)	(790)
USD	—	09/17/30	Annual	1 day USD SOFR	3.726	—	—

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[9]	Payments received by the Portfolio[9]	Value	Unrealized appreciation (depreciation)
USD	3,457	07/15/27	At Maturity	2.940%	U.S. CPI Urban Consumers NSA	$1,084	$(2,310)
USD	1,041	07/07/30	At Maturity	2.550	U.S. CPI Urban Consumers NSA	4,540	2,679
ZAR	8,891	09/17/35	Quarterly	3 mo. ZAR JIBAR	8.655%	11,463	3,846
Total						$(47,425)	$(63,832)

OTC interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BOA	CHF	1,961	05/19/30	Annual	1 day CHF SARON	0.000%	$(46,095)	$(76)	$46,019
BOA	CHF	1,961	05/19/30	Annual	1 day CHF SARON	0.000	(371)	(77)	294
							$(46,466)	$(153)	$46,313

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	183	03/19/26	At Maturity	1 mo. EUR EURIBOR	BCIISHDF Index	$—	$(1,536)	$(1,536)
BB	EUR	(124)	07/07/26	At Maturity	BC EU Low Yield	1 mo. EUR EURIBOR	—	(850)	(850)
BB	EUR	(414)	07/07/26	At Maturity	BC EU High Momentum	1 mo. EUR EURIBOR	—	(9,827)	(9,827)
BB	USD	228	04/29/26	At Maturity	1 Day USD SOFR	Services PCE Sensitivity Index	—	3,275	3,275
BB	EUR	60	07/07/26	At Maturity	1 mo. EUR EURIBOR	BC EU Small Size Index	—	(505)	(505)
BB	EUR	176	07/07/26	At Maturity	1 mo. EUR EURIBOR	BC EU Low Quality Index	—	1,675	1,675
BB	EUR	61	07/07/26	At Maturity	1 mo. EUR EURIBOR	BC EU High Volatility Index	—	1,396	1,396
BB	EUR	136	07/07/26	At Maturity	BC EU High Yield Index	1 mo. EUR EURIBOR	—	(2,823)	(2,823)
BB	EUR	107	07/07/26	At Maturity	1 mo. EUR EURIBOR	BC EU Small Size SWAP COMP	—	1,004	1,004
BB	USD	(385)	04/29/26	At Maturity	BC US High Momentum	1 Day USD SOFR	—	(7,084)	(7,084)
BB	USD	(584)	06/12/26	At Maturity	BCIISOXD Index	1 day USD SOFR	—	26,009	26,009
BB	USD	(87)	08/11/25	At Maturity	BCIICOPP Index	1 day USD SOFR	—	3,078	3,078
BB	USD	(1,782)	04/29/26	At Maturity	U.S. Discretionary Basket	1 day USD SOFR	—	7,195	7,195

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	USD	(380)	03/13/26	At Maturity	Barclays Short Processed Food	1 day USD SOFR	$—	$(7,576)	$(7,576)
BB	USD	330	03/19/26	At Maturity	1 day USD SOFR	Barclays Private Equity Basket	—	5,578	5,578
BB	USD	120	09/04/25	At Maturity	1 Day USD SOFR	BCIICROS SWAP COMP	—	1,111	1,111
BB	USD	271	04/29/26	At Maturity	BC US Low Momentum	1 Day USD SOFR	—	(9,541)	(9,541)
BB	USD	(224)	04/29/26	At Maturity	JP11DXYL Index	1 day USD SOFR	—	759	759
BB	USD	142	04/29/26	At Maturity	JP11DXYL Index	1 day USD SOFR	—	619	619
BB	USD	(98)	04/29/26	At Maturity	DM Pharma Hedge Index	1 Day USD SOFR	—	1,075	1,075
BB	EUR	(25)	03/19/26	At Maturity	Forvia SE	1 mo. EUR EURIBOR	—	(3,836)	(3,836)
BB	EUR	(45)	03/19/26	At Maturity	LVMH Moet Hennessy Louis Vuitton SE	1 mo. EUR EURIBOR	—	14,694	14,694
BB	EUR	(20)	03/19/26	At Maturity	Volkswagen AG	1 mo. EUR EURIBOR	—	1,206	1,206
BB	EUR	17	05/08/26	At Maturity	1 mo. EUR EURIBOR	Airbus SE	—	3,622	3,622
BNP	USD	950	11/18/25	At Maturity	0.000%	Match Group Financeco 2, Inc.	—	7,133	7,133
BNP	USD	1,002	11/18/25	At Maturity	0.000	Marriott Vacations Worldwide Corp.	—	(5,646)	(5,646)
BNP	USD	1,178	11/18/25	At Maturity	0.000	Dayforce, Inc.	—	14,163	14,163
BNP	USD	1,185	11/18/25	At Maturity	0.000	DigitalOcean Holdings, Inc.	—	4,695	4,695
CITI	USD	327	06/12/26	At Maturity	CGFCBVRG Index	1 day USD SOFR	—	37,233	37,233
CITI	USD	135	07/03/26	At Maturity	Citi EU Short Est Momentum Index	1 mo. EUR EURIBOR	—	1,224	1,224
GS	USD	103	06/05/28	At Maturity		GS US URANIUM SWAP COMP	—	3,924	3,924
GS	USD	38	09/30/27	At Maturity	1 mo. EUR EURIBOR	GS Custom Luxury (EUR) Swap	—	(1,769)	(1,769)
GS	USD	96	10/14/27	At Maturity	1 day USD SOFR	Autos Long Basket	—	(2,695)	(2,695)
GS	USD	6	11/16/27	At Maturity	GSCBICLN Index	1 day USD SOFR	—	313	313
GS	USD	131	07/19/27	At Maturity	1 day USD SOFR	GSMBEXC0 Index	—	(464)	(464)
GS	USD	1,006	07/25/28	At Maturity	GS Retailers	1 day USD SOFR	—	76,614	76,614
GS	USD	134	01/25/28	At Maturity	1 day USD SOFR	Athleisure DM	—	677	677
GS	USD	151	07/29/27	At Maturity	GSMBHLUX Index	1 day USD SOFR	—	(776)	(776)
GS	USD	43	06/06/28	At Maturity	1 Day USD SOFR	GS Power Up America Swap	—	3,425	3,425

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	USD	1,529	07/25/28	At Maturity	1 day USD SOFR	AI Conviction	$—	$58,786	$58,786
GS	USD	50	05/23/28	At Maturity	1 mo. EUR EURIBOR	GS EU Cyclicals	—	133	133
GS	USD	269	04/12/28	At Maturity	DM Pharma Hedge Index	1 Day USD SOFR	—	(1,064)	(1,064)
GS	USD	201	07/12/28	At Maturity	1 day USD SOFR	Custom Basket/Unknown Index/ID	—	3,334	3,334
GS	USD	163	07/25/28	At Maturity	1 day USD SOFR	SH China Stimulus SWAP COMP	—	(8,813)	(8,813)
GS	USD	424	05/31/28	At Maturity	1 day USD SOFR	GS U.S. Cyclicals Index	—	(1,066)	(1,066)
GS	USD	81	05/31/28	At Maturity	1 day USD SOFR	GSMEGTOP Index	—	1,609	1,609
GS	USD	67	05/02/28	At Maturity	1 Day USD SOFR	GS TMT AI Basket Swap	—	1,936	1,936
JPMCB	USD	1	10/30/26	At Maturity	JPFJBRL1 Index	1 mo. BRL LIBOR	—	(6)	(6)
JPMCB	USD	44	05/25/26	At Maturity	1 mo. EUR EURIBOR+0.168	Rheinmetall AG	—	23,774	23,774
JPMCB	USD	4	05/26/26	At Maturity	China Eastern Airlines Corp. Ltd.	1 mo. HKD LIBOR-6.911	—	(172)	(172)
JPMCB	USD	21	05/26/26	At Maturity	Air China Ltd.	1 mo. HKD LIBOR-14.995	—	1,701	1,701
JPMCB	USD	15	05/25/26	At Maturity	Fujitsu Ltd.	1 mo. JPY LIBOR-0.150	—	(1,726)	(1,726)
JPMCB	USD	31	05/25/26	At Maturity	1 mo. SEK STIBOR+0.187	Saab AB	—	16,717	16,717
JPMCB	USD	11	05/26/26	At Maturity	Eva Airways Corp.	1 day USD SOFR-1.941	—	198	198
JPMCB	USD	829	07/31/26	At Maturity	JP U.S. Inflation Laggards Index	1 Day USD SOFR	—	(25,719)	(25,719)
JPMCB	USD	457	05/22/26	At Maturity	1 day USD SOFR	S&P 500 Consumer Staples Index	—	(14,046)	(14,046)
JPMCB	USD	81	05/26/26	At Maturity	JPFUNOI1 Index	1 day USD SOFR	—	7,853	7,853
JPMCB	USD	169	05/22/26	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	20,843	20,843
JPMCB	USD	143	05/22/26	At Maturity	1 day USD SOFR	JPFJCRED Index	—	34,124	34,124
JPMCB	USD	177	05/25/26	At Maturity	1 mo. EUR EURIBOR	Mirror for JPEBPLEY	—	2,806	2,806
JPMCB	USD	25	08/03/26	At Maturity	1 mo. JPY LIBOR	Nippon Sanso Holdings Corp.	—	3,944	3,944
JPMCB	USD	50	10/15/26	At Maturity	1 mo. JPY LIBOR+0.150	Capcom Co. Ltd.	—	(5,309)	(5,309)
JPMCB	USD	65	08/05/26	At Maturity	1 mo. JPY LIBOR	Tokyo Stock Exchange TOPIX Banks Index	—	14,058	14,058
JPMCB	USD	28	10/14/26	At Maturity	1 mo. SEK STIBOR+0.200	Evolution AB	—	3,739	3,739
JPMCB	USD	38	10/06/26	At Maturity	1 day USD SOFR+0.250	Morgan Stanley	—	(330)	(330)
JPMCB	USD	25	10/06/26	At Maturity	1 Day USD SOFR+0.200	HEICO Corp.	—	629	629

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	137	10/13/26	At Maturity	1 day USD SOFR+0.250	Netflix, Inc.	$—	$(5,905)	$(5,905)
JPMCB	USD	79	10/08/26	At Maturity	Franco-Nevada Corp.	1 Day USD SOFR-0.150	—	1,585	1,585
JPMCB	USD	39	10/13/26	At Maturity	1 Day USD SOFR+0.200	Trade Desk, Inc.	—	5,075	5,075
JPMCB	USD	20	10/05/26	At Maturity	1 day USD SOFR+0.250	DraftKings, Inc.	—	364	364
JPMCB	USD	66	10/13/26	At Maturity	1 day USD SOFR+0.250	Reddit, Inc.	—	8,179	8,179
JPMCB	USD	62	10/13/26	At Maturity	1 day USD SOFR+0.250	ROBLOX Corp.	—	19,492	19,492
JPMCB	USD	—	08/26/26	At Maturity	1 day USD SOFR	GCI Liberty, Inc.	—	329	329
JPMCB	USD	12	08/25/26	At Maturity	1 day USD SOFR	Chinook Therapeutics, Inc.	—	(289)	(289)
JPMCB	USD	—	08/26/26	At Maturity	1 day USD SOFR	Mirati Therapeutics, Inc.	—	14,093	14,093
JPMCB	USD	384	04/29/26	At Maturity	JP11DXYL Index	1 day USD SOFR	—	(1,224)	(1,224)
JPMCB	USD	112	08/14/26	At Maturity	Interest Rate Winners	1 day USD SOFR	—	(1,960)	(1,960)
JPMCB	USD	95	10/26/26	At Maturity	1 day USD SOFR	U.S. Pure Quality Laggards	—	(4,281)	(4,281)
JPMCB	USD	8	08/07/26	At Maturity	1 day USD SOFR	U.S. Pure Quality Winners	—	426	426
JPMCB	USD	103	10/01/26	At Maturity	U.S. Pure Size Laggards	1 day USD SOFR	—	(662)	(662)
MSCI	USD	7	07/16/26	At Maturity	Gerdau SA	1 mo. BRL LIBOR-0.675	—	(160)	(160)
MSCI	USD	7	07/16/26	At Maturity	1 mo. BRL LIBOR+0.167	CPFL Energia SA	—	24	24
MSCI	USD	9	07/16/26	At Maturity	CSN Mineracao SA	1 mo. BRL LIBOR-3.277	—	68	68
MSCI	USD	6	07/17/26	At Maturity	1 day USD SOFR+0.500	Banca Transilvania SA	—	2	2
MSCI	USD	9	03/24/27	At Maturity	1 day USD SOFR+0.375	Hanwha Ocean Co. Ltd.	—	3,996	3,996
MSCI	USD	11	07/17/26	At Maturity	1 day USD SOFR+0.500	Qatar Gas Transport Co. Ltd.	—	64	64
MSCI	USD	17	01/25/27	At Maturity	Petronas Chemicals Group Bhd.	1 day USD SOFR-1.5	—	(3,441)	(3,441)
MSCI	USD	47	07/17/26	At Maturity	Saudi Arabian Oil Co.	1 day USD SOFR-0.887	—	576	576
MSCI	USD	16	03/24/27	At Maturity	1 day USD SOFR+0.375	HD Hyundai Heavy Industries Co. Ltd.	—	3,706	3,706
MSCI	USD	30	07/17/26	At Maturity	1 day USD SOFR+0.500	ADNOC Drilling Co. PJSC	—	750	750
MSCI	USD	25,568	04/22/26	At Maturity	1 day USD SOFR	MSFPACEALS SWAP COMP	—	184,792	184,792
MSCI	USD	11	07/17/26	At Maturity	China Steel Corp.	1 Day USD SOFR-0.938	—	(102)	(102)
MSCI	USD	8	07/17/26	At Maturity	1 Day USD SOFR+0.475	Aselsan Elektronik Sanayi Ve Ticaret AS	—	1,474	1,474

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

OTC Total return swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	673	02/24/26	At Maturity	3.991%	Veolia Environnement SA	$—	$(12,627)	$(12,627)
MSCI	USD	1,112	02/24/26	At Maturity	3.250	Siemens Energy AG	—	101,241	101,241
MSCI	USD	662	02/24/26	At Maturity	0.000	ENEL SPA	—	(13,293)	(13,293)
MSCI	USD	427	02/24/26	At Maturity	1 mo. EUR EURIBOR	Legrand SA	—	38,434	38,434
MSCI	USD	16	07/17/26	At Maturity	Evergreen Marine Corp. Taiwan Ltd.	1 day USD SOFR	—	431	431
MSCI	USD	423	02/24/26	At Maturity	3.991	Engie SA	—	2,601	2,601
MSCI	USD	222	03/06/26	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	3.250%	—	(3,331)	(3,331)
MSCI	USD	298	03/06/26	At Maturity	STOXX Europe 600 Utilities Index	3.250	—	317	317
MSCI	USD	32	03/24/27	At Maturity	LG Energy Solution Ltd.	4.830	—	(6,409)	(6,409)
MSCI	USD	504	03/06/26	At Maturity	4.950	National Grid PLC	—	6,872	6,872
MSCI	USD	521	07/20/26	At Maturity	0.000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	—	(16,847)	(16,847)
MSCI	USD	136	02/24/26	At Maturity	0.000	Heidelberg Materials AG	—	430	430
MSCI	USD	54	02/08/27	At Maturity	0.000	Zhejiang Sanhua Intelligent Controls Co.,Ltd	—	(633)	(633)
MSCI	USD	551	02/08/27	At Maturity	0.000	Contemporary Amperex Technology Co. Ltd.	—	(11,104)	(11,104)
MSCI	USD	45	02/08/27	At Maturity	0.000	Ningbo Tuopu Group Co. Ltd.	—	(749)	(749)
MSCI	USD	67	06/14/27	At Maturity	1 Day USD SOFR	JBS N V CL A ORD	—	4,252	4,252
							$—	$621,258	$621,258

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CHF	45,000	USD	55,099	08/04/25	$(303)
BB	EUR	48,000	USD	54,984	08/04/25	206
BNP	CLP	51,950,000	USD	55,062	08/04/25	1,649
BNP	INR	4,691,000	USD	53,578	08/04/25	27
BNP	USD	53,184	CLP	51,950,000	08/04/25	229
BNP	USD	54,659	INR	4,691,000	08/04/25	(1,108)
BNP	NZD	92,000	USD	55,324	08/08/25	1,120
BNP	GBP	41,000	USD	55,330	08/15/25	1,178
BNP	USD	107,458	COP	453,734,000	08/22/25	760
BNP	COP	227,569,000	USD	54,989	09/05/25	783

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	54,777	NZD	91,000	09/05/25	$(1,107)
BNP	USD	53,852	COP	226,787,000	09/12/25	123
BNP	KRW	27,329,769	USD	20,000	09/17/25	245
BNP	USD	250,000	CLP	234,232,687	09/17/25	(9,159)
BNP	USD	20,000	MXN	374,809	09/17/25	(226)
BNP	CHF	7,858	USD	10,000	10/15/25	240
BNP	GBP	10,000	USD	13,540	10/15/25	324
BNP	MXN	375,992	USD	20,000	10/15/25	222
BNP	USD	30,000	COP	121,376,000	10/15/25	(1,224)
BNP	USD	10,000	IDR	163,577,300	10/15/25	(77)
BNP	USD	20,000	INR	1,730,094	10/15/25	(315)
BNP	USD	20,000	KRW	27,285,027	10/15/25	(246)
BNP	USD	10,000	PEN	35,419	10/15/25	(161)
BOA	USD	55,513	AUD	86,000	08/01/25	(245)
BOA	NOK	570,000	USD	56,224	08/04/25	1,091
BOA	USD	112,332	SGD	144,000	08/04/25	(1,426)
BOA	ZAR	1,021,000	USD	56,778	08/04/25	729
BOA	CNY	400,000	USD	55,923	08/06/25	304
BOA	USD	55,418	CNY	400,000	08/06/25	201
BOA	GBP	41,000	USD	55,404	08/08/25	1,255
BOA	HUF	19,665,000	USD	54,722	08/08/25	(1,374)
BOA	MXN	1,087,000	USD	56,113	08/08/25	(1,480)
BOA	NOK	572,000	USD	56,472	08/08/25	1,145
BOA	SGD	142,000	USD	110,624	08/08/25	1,226
BOA	USD	54,962	AUD	85,000	08/08/25	(335)
BOA	USD	55,425	CNY	397,000	08/08/25	(214)
BOA	USD	55,410	HUF	19,665,000	08/08/25	687
BOA	USD	110,766	SGD	142,000	08/08/25	(1,368)
BOA	USD	54,641	ZAR	1,005,000	08/08/25	515
BOA	ZAR	1,005,000	USD	55,919	08/08/25	764
BOA	CNY	394,000	USD	55,085	08/15/25	262
BOA	HUF	19,978,000	USD	54,570	08/15/25	(2,398)
BOA	SGD	144,000	USD	110,938	08/15/25	(60)
BOA	USD	56,089	AUD	86,000	08/15/25	(813)
BOA	USD	55,170	CNY	394,000	08/15/25	(347)
BOA	USD	112,394	SGD	144,000	08/15/25	(1,396)
BOA	USD	54,378	ZAR	1,002,000	08/15/25	586
BOA	PLN	210,000	USD	54,796	08/18/25	(1,227)
BOA	SGD	140,000	USD	108,704	08/22/25	730
BOA	USD	54,849	CNY	393,000	08/22/25	(137)
BOA	USD	109,720	SGD	140,000	08/22/25	(1,746)
BOA	USD	54,047	ZAR	981,000	08/22/25	(261)
BOA	CZK	1,195,000	USD	54,594	08/29/25	(925)
BOA	HUF	19,399,000	USD	54,193	08/29/25	(1,083)
BOA	SGD	140,000	USD	109,392	08/29/25	1,358

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	54,906	CNY	392,000	08/29/25	$(304)
BOA	USD	108,894	NOK	1,104,000	08/29/25	(2,096)
BOA	USD	109,774	SGD	140,000	08/29/25	(1,740)
BOA	USD	54,068	ZAR	974,000	08/29/25	(691)
BOA	CZK	1,193,000	USD	54,799	09/05/25	(638)
BOA	HUF	19,328,000	USD	54,387	09/05/25	(668)
BOA	SGD	140,000	USD	109,404	09/05/25	1,312
BOA	USD	54,140	MXN	1,052,000	09/05/25	1,433
BOA	USD	109,388	NOK	1,108,000	09/05/25	(2,196)
BOA	USD	109,826	SGD	140,000	09/05/25	(1,734)
BOA	USD	54,311	ZAR	978,000	09/05/25	(741)
BOA	EUR	48,000	USD	55,098	09/12/25	179
BOA	SGD	140,000	USD	109,482	09/12/25	1,334
BOA	USD	55,204	CNY	394,000	09/12/25	(267)
BOA	USD	109,880	SGD	140,000	09/12/25	(1,730)
BOA	JPY	1,450,811	USD	10,000	09/17/25	332
BOA	MXN	375,030	USD	20,000	09/17/25	214
BOA	PLN	36,175	USD	10,000	09/17/25	354
BOA	USD	260,000	BRL	1,441,638	09/17/25	(5,405)
BOA	USD	10,000	NOK	100,902	09/17/25	(238)
BOA	AUD	40,000	USD	26,183	10/15/25	442
BOA	CHF	15,736	USD	20,000	10/15/25	454
BOA	CZK	210,460	USD	10,000	10/15/25	209
BOA	GBP	10,000	USD	13,261	10/15/25	45
BOA	HUF	10,293,165	USD	30,000	10/15/25	739
BOA	MXN	188,765	USD	10,000	10/15/25	71
BOA	PLN	73,045	USD	20,000	10/15/25	530
BOA	USD	30,000	NOK	304,422	10/15/25	(540)
BOA	USD	10,000	PHP	566,450	10/15/25	(307)
BOA	USD	20,000	SEK	190,281	10/15/25	(471)
BOA	USD	60,000	ZAR	1,075,174	10/15/25	(1,269)
CITI	THB	1,836,000	USD	55,347	08/04/25	(834)
CITI	INR	4,648,000	USD	54,125	08/08/25	1,079
CITI	USD	54,201	GBP	41,000	08/15/25	(49)
CITI	USD	109,830	PEN	400,000	08/15/25	1,474
CITI	USD	54,339	INR	4,671,000	08/18/25	(1,056)
CITI	GBP	40,000	USD	54,256	08/29/25	1,417
CITI	USD	54,437	INR	4,682,000	09/08/25	(1,074)
CITI	PEN	398,000	USD	109,212	09/12/25	(1,444)
DB	GBP	41,000	USD	55,545	08/01/25	1,398
DB	INR	4,691,000	USD	54,736	08/04/25	1,185
DB	USD	53,578	INR	4,691,000	08/04/25	(27)
DB	USD	54,718	INR	4,648,000	08/08/25	(1,672)
DB	AUD	86,000	USD	55,229	08/15/25	(47)
DB	MXN	1,072,000	USD	55,886	08/15/25	(870)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
DB	USD	109,466	NOK	1,140,000	08/15/25	$806
DB	CAD	76,000	USD	54,798	08/21/25	(106)
DB	NOK	1,116,000	USD	112,718	08/22/25	4,762
DB	USD	55,530	HUF	19,432,000	08/22/25	(139)
DB	USD	108,210	IDR	1,784,804,000	08/22/25	206
DB	USD	54,002	INR	4,651,000	08/22/25	(955)
DB	NOK	1,104,000	USD	111,506	08/29/25	4,706
DB	PEN	398,000	USD	108,796	08/29/25	(1,902)
DB	USD	54,199	GBP	40,000	08/29/25	(1,360)
DB	USD	55,417	HUF	19,399,000	08/29/25	(140)
DB	USD	54,180	INR	4,650,000	08/29/25	(1,159)
DB	EUR	48,000	USD	55,059	09/05/25	165
DB	NOK	1,108,000	USD	111,910	09/05/25	4,720
DB	USD	55,194	HUF	19,328,000	09/05/25	(140)
DB	USD	55,284	PLN	205,000	09/05/25	(612)
DB	NOK	1,106,000	USD	111,708	09/12/25	4,706
DB	USD	54,214	MXN	1,043,000	09/12/25	843
DB	USD	55,278	PLN	205,000	09/12/25	(612)
DB	CAD	13,626	USD	10,000	09/17/25	143
DB	CHF	15,790	USD	20,000	09/17/25	456
DB	CLP	237,755,000	USD	250,000	09/17/25	5,537
DB	COP	927,571,600	USD	230,000	09/17/25	9,372
DB	USD	20,000	BRL	111,105	09/17/25	(379)
DB	USD	190,000	NOK	1,923,214	09/17/25	(3,927)
DB	USD	10,000	ZAR	178,756	09/17/25	(217)
DB	CHF	15,947	USD	20,000	10/15/25	193
DB	USD	20,000	BRL	113,767	10/15/25	(42)
DB	USD	250,000	CLP	237,755,000	10/15/25	(5,539)
DB	USD	230,000	COP	930,743,300	10/15/25	(9,342)
DB	USD	20,000	INR	1,732,290	10/15/25	(289)
DB	USD	20,000	PEN	71,053	10/15/25	(263)
DB	USD	20,000	PHP	1,169,620	10/15/25	15
GS	PHP	3,091,000	USD	55,561	07/31/25	2,576
GS	USD	54,949	PHP	3,091,000	07/31/25	(1,965)
GS	CLP	51,950,000	USD	53,184	08/04/25	(229)
GS	IDR	1,845,226,000	USD	113,024	08/04/25	886
GS	IDR	1,845,226,000	USD	112,110	08/04/25	(28)
GS	PLN	206,000	USD	54,850	08/04/25	(120)
GS	USD	55,410	CLP	51,950,000	08/04/25	(1,997)
GS	USD	221,820	IDR	3,690,452,000	08/04/25	2,454
GS	USD	55,010	NOK	570,000	08/04/25	122
GS	USD	54,897	PLN	206,000	08/04/25	73
GS	USD	54,953	PHP	3,062,000	08/07/25	(2,466)
GS	PLN	208,000	USD	54,965	08/08/25	(535)
GS	THB	1,798,000	USD	55,496	08/08/25	461

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	USD	55,685	PEN	202,000	08/08/25	$536
GS	USD	55,393	PLN	208,000	08/08/25	106
GS	USD	55,485	THB	1,798,000	08/08/25	(450)
GS	BRL	311,000	USD	55,164	08/15/25	(218)
GS	THB	1,821,000	USD	55,173	08/15/25	(596)
GS	USD	53,846	BRL	311,000	08/15/25	1,536
GS	USD	54,045	IDR	904,390,000	08/15/25	902
GS	USD	54,192	MXN	1,072,000	08/15/25	2,564
GS	USD	55,997	THB	1,821,000	08/15/25	(229)
GS	ZAR	1,002,000	USD	56,274	08/15/25	1,309
GS	INR	4,671,000	USD	54,396	08/18/25	1,112
GS	USD	56,172	PLN	210,000	08/18/25	(149)
GS	BRL	307,000	USD	55,070	08/22/25	502
GS	CNY	393,000	USD	54,961	08/22/25	248
GS	COP	453,734,000	USD	110,114	08/22/25	1,894
GS	HUF	19,432,000	USD	54,091	08/22/25	(1,300)
GS	INR	4,651,000	USD	53,773	08/22/25	726
GS	PEN	402,000	USD	108,612	08/22/25	(3,224)
GS	USD	55,593	AUD	85,000	08/22/25	(952)
GS	USD	53,049	BRL	307,000	08/22/25	1,519
GS	USD	53,727	MXN	1,047,000	08/22/25	1,664
GS	USD	108,600	NOK	1,116,000	08/22/25	(644)
GS	BRL	309,000	USD	55,334	08/29/25	512
GS	CNY	392,000	USD	54,851	08/29/25	249
GS	COP	452,186,000	USD	109,636	08/29/25	1,856
GS	INR	4,650,000	USD	53,745	08/29/25	724
GS	SEK	521,000	USD	54,768	08/29/25	1,461
GS	USD	53,518	BRL	309,000	08/29/25	1,304
GS	USD	53,887	MXN	1,049,000	08/29/25	1,568
GS	USD	108,445	IDR	1,772,643,000	09/02/25	(800)
GS	BRL	310,000	USD	55,418	09/05/25	520
GS	CNY	393,000	USD	55,020	09/05/25	250
GS	KRW	75,441,000	USD	55,510	09/05/25	1,016
GS	PEN	396,000	USD	109,080	09/05/25	(1,040)
GS	PLN	205,000	USD	54,565	09/05/25	(106)
GS	USD	53,164	BRL	310,000	09/05/25	1,734
GS	USD	54,251	COP	227,569,000	09/05/25	(45)
GS	INR	4,682,000	USD	54,090	09/08/25	726
GS	BRL	304,000	USD	54,251	09/12/25	502
GS	CNY	394,000	USD	55,190	09/12/25	253
GS	COP	226,787,000	USD	54,637	09/12/25	662
GS	INR	4,688,000	USD	54,149	09/12/25	726
GS	PLN	205,000	USD	54,807	09/12/25	141
GS	SEK	526,000	USD	55,129	09/12/25	1,262
GS	USD	53,552	BRL	304,000	09/12/25	197

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	USD	54,535	INR	4,688,000	09/12/25	$(1,112)
GS	USD	108,856	ZAR	1,942,000	09/12/25	(2,532)
GS	BRL	1,645,240	USD	290,000	09/17/25	(551)
GS	IDR	7,806,240,000	USD	480,000	09/17/25	6,139
GS	INR	40,383,340	USD	470,000	09/17/25	9,912
GS	MYR	295,947	USD	70,000	09/17/25	490
GS	NOK	2,010,479	USD	200,000	09/17/25	5,484
GS	PLN	326,337	USD	90,000	09/17/25	2,983
GS	SGD	585,269	USD	460,000	09/17/25	7,713
GS	THB	1,297,672	USD	40,000	09/17/25	154
GS	TWD	2,576,970	USD	90,000	09/17/25	3,356
GS	USD	10,000	BRL	55,507	09/17/25	(197)
GS	USD	230,000	COP	928,976,100	09/17/25	(9,038)
GS	USD	10,000	CZK	209,421	09/17/25	(265)
GS	USD	10,000	HUF	3,418,015	09/17/25	(270)
GS	USD	50,000	IDR	814,490,000	09/17/25	(558)
GS	USD	20,000	INR	1,719,260	09/17/25	(412)
GS	USD	20,000	KRW	27,263,539	09/17/25	(293)
GS	USD	70,000	MYR	296,344	09/17/25	(397)
GS	USD	180,000	PHP	10,208,160	09/17/25	(5,202)
GS	USD	100,000	PLN	362,228	09/17/25	(3,413)
GS	USD	90,000	SEK	851,360	09/17/25	(2,784)
GS	USD	90,000	TWD	2,587,500	09/17/25	(3,002)
GS	USD	160,000	ZAR	2,853,252	09/17/25	(3,842)
GS	CLP	28,871,360	USD	30,000	10/15/25	314
GS	CLP	9,770,664	USD	10,000	10/15/25	(46)
GS	HUF	3,436,470	USD	10,000	10/15/25	231
GS	KRW	13,705,220	USD	10,000	10/15/25	78
GS	MYR	1,225,436	USD	290,000	10/15/25	1,862
GS	NZD	20,000	USD	11,858	10/15/25	45
GS	PLN	399,712	USD	110,000	10/15/25	3,459
GS	SEK	849,790	USD	90,000	10/15/25	2,787
GS	THB	641,478	USD	20,000	10/15/25	258
GS	THB	325,318	USD	10,000	10/15/25	(12)
GS	TWD	3,151,350	USD	110,000	10/15/25	3,813
GS	USD	290,000	BRL	1,656,634	10/15/25	619
GS	USD	40,000	COP	162,736,400	10/15/25	(1,419)
GS	USD	540,000	IDR	8,792,550,000	10/15/25	(6,640)
GS	USD	500,000	INR	43,028,110	10/15/25	(10,423)
GS	USD	210,000	NOK	2,110,589	10/15/25	(5,754)
GS	USD	50,000	PEN	178,415	10/15/25	(439)
GS	USD	20,000	PHP	1,136,340	10/15/25	(554)
GS	USD	40,000	THB	1,295,108	10/15/25	(142)
HSBC	SGD	144,000	USD	110,556	08/04/25	(350)
HSBC	USD	54,713	EUR	48,000	08/04/25	64

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	USD	56,427	THB	1,836,000	08/04/25	$(245)
HSBC	IDR	905,579,000	USD	55,376	08/08/25	347
HSBC	USD	55,031	NOK	572,000	08/08/25	297
HSBC	IDR	904,390,000	USD	55,417	08/15/25	470
HSBC	AUD	85,000	USD	54,617	08/22/25	(24)
HSBC	THB	1,800,000	USD	54,804	08/22/25	(352)
HSBC	USD	55,459	THB	1,800,000	08/22/25	(303)
HSBC	THB	1,782,000	USD	54,862	08/29/25	227
HSBC	USD	107,870	COP	452,186,000	08/29/25	(88)
HSBC	USD	55,125	SEK	521,000	08/29/25	(1,818)
HSBC	USD	54,930	THB	1,782,000	08/29/25	(296)
HSBC	PHP	3,049,000	USD	53,547	09/04/25	1,322
HSBC	SEK	523,000	USD	54,879	09/05/25	1,343
HSBC	USD	55,363	SEK	523,000	09/05/25	(1,827)
HSBC	USD	54,435	IDR	891,084,000	09/08/25	(332)
HSBC	PHP	3,057,000	USD	53,680	09/11/25	1,326
HSBC	USD	54,666	PHP	3,057,000	09/11/25	(2,313)
HSBC	USD	54,551	IDR	891,096,000	09/12/25	(452)
HSBC	USD	55,706	SEK	526,000	09/12/25	(1,839)
HSBC	USD	40,000	THB	1,297,720	09/17/25	(152)
JPMCB	TRY	5,806,800	USD	120,223	03/16/26	2,073
JPMCB	USD	120,000	TRY	5,806,800	03/16/26	(1,850)
JPMCB	USD	557,167	EGP	31,975,191	03/18/26	33,317
JPMCB	HKD	3,189,175	USD	415,278	05/08/26	3,215
JPMCB	USD	412,497	HKD	3,189,174	05/08/26	(433)
JPMCB	EUR	13,780	USD	15,806	08/01/25	81
JPMCB	USD	27,844	EUR	24,274	08/01/25	(142)
JPMCB	USD	276,604	MXN	5,207,146	08/01/25	(582)
JPMCB	NZD	375	USD	221	08/04/25	0
JPMCB	AUD	25	USD	16	08/05/25	0
JPMCB	USD	1,357,000	JPY	204,036,495	08/05/25	(3,825)
JPMCB	USD	311,000	CNH	2,233,307	08/08/25	(1,177)
JPMCB	CNH	8,201,348	USD	1,145,457	08/29/25	5,846
JPMCB	HUF	84,922,748	EUR	212,000	08/29/25	351
JPMCB	HUF	13,581,907	USD	39,000	08/29/25	299
JPMCB	MXN	22,567,198	USD	1,200,170	08/29/25	7,147
JPMCB	NOK	102,335	USD	10,000	08/29/25	100
JPMCB	PLN	122,730	USD	33,000	08/29/25	264
JPMCB	SEK	185,015	USD	19,000	08/29/25	70
JPMCB	SGD	506,925	USD	395,752	08/29/25	4,575
JPMCB	USD	730,794	HUF	249,074,246	08/29/25	(21,067)
JPMCB	USD	672,000	MXN	12,641,113	08/29/25	(3,724)
JPMCB	USD	369,183	NOK	3,766,459	08/29/25	(4,822)
JPMCB	USD	600,387	PLN	2,191,413	08/29/25	(15,884)
JPMCB	USD	364,257	SEK	3,473,883	08/29/25	(8,820)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	1,654,350	ZAR	29,600,455	08/29/25	$(32,198)
JPMCB	BRL	14,999,154	USD	2,666,234	09/17/25	17,363
JPMCB	BRL	4,075,654	USD	717,037	09/17/25	(2,729)
JPMCB	CLP	310,889,766	USD	330,440	09/17/25	10,780
JPMCB	CLP	19,558,300	USD	20,000	09/17/25	(110)
JPMCB	IDR	4,198,553,170	USD	257,581	09/17/25	2,715
JPMCB	INR	61,263,026	USD	711,730	09/17/25	13,760
JPMCB	INR	10,028,369	USD	114,000	09/17/25	(254)
JPMCB	KRW	4,017,204,796	USD	2,953,782	09/17/25	50,000
JPMCB	KRW	208,100,152	USD	150,325	09/17/25	(98)
JPMCB	PHP	23,692,579	USD	415,000	09/17/25	9,303
JPMCB	RON	633,258	EUR	124,298	09/17/25	232
JPMCB	THB	25,524,253	USD	788,112	09/17/25	4,366
JPMCB	THB	9,711,522	USD	298,000	09/17/25	(202)
JPMCB	TRY	6,615,851	USD	154,574	09/17/25	(2,205)
JPMCB	TWD	22,274,749	USD	767,216	09/17/25	18,289
JPMCB	USD	429,247	BRL	2,435,755	09/17/25	912
JPMCB	USD	4,582,206	BRL	25,786,039	09/17/25	(28,359)
JPMCB	USD	184,000	CLP	174,482,559	09/17/25	(4,594)
JPMCB	USD	48,000	EGP	2,456,642	09/17/25	1,323
JPMCB	USD	10,000	IDR	165,158,000	09/17/25	26
JPMCB	USD	236,982	IDR	3,874,128,160	09/17/25	(1,811)
JPMCB	USD	1,133,602	INR	98,011,834	09/17/25	(16,951)
JPMCB	USD	400,000	KRW	553,988,019	09/17/25	443
JPMCB	USD	4,655,788	KRW	6,319,882,684	09/17/25	(87,545)
JPMCB	USD	596,084	PHP	33,458,383	09/17/25	(23,164)
JPMCB	USD	472,000	THB	15,222,782	09/17/25	(4,569)
JPMCB	USD	155,104	TRY	6,615,851	09/17/25	1,677
JPMCB	USD	846,646	TWD	24,589,114	09/17/25	(19,904)
JPMCB	TRY	10,007,760	USD	222,000	11/06/25	(4,540)
JPMCB	USD	221,617	TRY	10,007,760	11/06/25	4,923
JPMCB	BRL	1,104,147	USD	187,780	11/07/25	(4,807)
JPMCB	USD	187,671	BRL	1,104,146	11/07/25	4,916
MSCI	USD	54,988	GBP	41,000	08/01/25	(842)
MSCI	USD	54,931	CHF	45,000	08/04/25	471
MSCI	USD	54,621	ZAR	1,021,000	08/04/25	1,428
MSCI	USD	110,680	CHF	90,000	08/08/25	166
MSCI	CHF	92,000	USD	110,638	08/15/25	(2,770)
MSCI	CNY	6,558,566	USD	914,476	08/15/25	1,891
MSCI	CNY	715,333	USD	99,300	08/15/25	(234)
MSCI	NOK	1,140,000	USD	112,932	08/15/25	2,658
MSCI	USD	112,963	CHF	92,000	08/15/25	444
MSCI	USD	376,234	CNY	2,676,010	08/15/25	(3,883)
MSCI	USD	56,579	HUF	19,978,000	08/15/25	389
MSCI	KRW	17,500,224	USD	12,560	08/20/25	(70)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	63,207	KRW	89,099,647	08/20/25	$1,097
MSCI	CHF	90,000	USD	109,270	08/22/25	(1,770)
MSCI	JPY	7,855,000	USD	54,916	08/22/25	2,724
MSCI	MXN	1,047,000	USD	54,906	08/22/25	(485)
MSCI	USD	111,654	CHF	90,000	08/22/25	(616)
MSCI	ZAR	981,000	USD	54,779	08/22/25	993
MSCI	CAD	75,000	USD	54,756	08/28/25	556
MSCI	CHF	90,000	USD	110,210	08/29/25	(928)
MSCI	MXN	1,049,000	USD	54,969	08/29/25	(487)
MSCI	USD	111,752	CHF	90,000	08/29/25	(616)
MSCI	USD	55,773	CZK	1,195,000	08/29/25	(254)
MSCI	ZAR	974,000	USD	54,362	08/29/25	985
MSCI	CHF	90,000	USD	111,072	09/05/25	(164)
MSCI	MXN	1,052,000	USD	55,084	09/05/25	(489)
MSCI	NZD	91,000	USD	55,364	09/05/25	1,695
MSCI	USD	111,852	CHF	90,000	09/05/25	(618)
MSCI	USD	55,692	CZK	1,193,000	09/05/25	(255)
MSCI	USD	55,251	KRW	75,441,000	09/05/25	(756)
MSCI	ZAR	978,000	USD	54,558	09/05/25	988
MSCI	CHF	90,000	USD	110,898	09/12/25	(434)
MSCI	MXN	1,043,000	USD	54,572	09/12/25	(485)
MSCI	USD	111,952	CHF	90,000	09/12/25	(618)
MSCI	USD	109,562	NOK	1,106,000	09/12/25	(2,560)
MSCI	ZAR	1,942,000	USD	108,282	09/12/25	1,960
MSCI	AUD	60,000	USD	39,406	09/17/25	817
MSCI	CAD	109,011	USD	80,000	09/17/25	1,145
MSCI	CHF	189,587	USD	240,000	09/17/25	5,328
MSCI	GBP	40,000	USD	54,466	09/17/25	1,618
MSCI	HUF	3,412,542	USD	10,000	09/17/25	285
MSCI	NZD	90,000	USD	54,281	09/17/25	1,179
MSCI	PEN	285,058	USD	80,000	09/17/25	756
MSCI	SEK	852,853	USD	90,000	09/17/25	2,631
MSCI	USD	54,513	GBP	40,000	09/17/25	(1,665)
MSCI	USD	50,000	JPY	7,256,668	09/17/25	(1,643)
MSCI	USD	460,000	SGD	585,528	09/17/25	(7,513)
MSCI	ZAR	3,024,014	USD	170,000	09/17/25	4,496
MSCI	AUD	30,000	USD	19,414	10/15/25	109
MSCI	BRL	1,795,728	USD	316,166	10/15/25	1,146
MSCI	CHF	7,883	USD	10,000	10/15/25	208
MSCI	CLP	48,222,100	USD	50,000	10/15/25	418
MSCI	JPY	8,706,318	USD	60,000	10/15/25	1,802
MSCI	MXN	376,289	USD	20,000	10/15/25	207
MSCI	MYR	84,552	USD	20,000	10/15/25	120
MSCI	NZD	10,000	USD	5,984	10/15/25	78
MSCI	SGD	622,541	USD	490,000	10/15/25	7,897

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	39,425	AUD	60,000	10/15/25	$(814)
MSCI	USD	10,000	BRL	56,901	10/15/25	(18)
MSCI	USD	110,000	CAD	149,905	10/15/25	(1,417)
MSCI	USD	54,478	GBP	40,000	10/15/25	(1,615)
MSCI	USD	20,000	HUF	6,885,893	10/15/25	(425)
MSCI	USD	54,332	NZD	90,000	10/15/25	(1,176)
MSCI	USD	80,000	PEN	285,276	10/15/25	(755)
MSCI	USD	20,000	SEK	192,903	10/15/25	(202)
MSCI	USD	210,000	ZAR	3,746,914	10/15/25	(5,329)
SCB	PHP	3,062,000	USD	54,939	08/07/25	2,451
SCB	CNY	397,000	USD	55,492	08/08/25	282
SCB	PEN	202,000	USD	55,009	08/08/25	(1,211)
SCB	USD	54,613	GBP	41,000	08/08/25	(465)
SCB	USD	54,851	IDR	905,579,000	08/08/25	177
SCB	USD	55,116	NZD	92,000	08/08/25	(912)
SCB	NZD	93,000	USD	56,316	08/15/25	1,509
SCB	PEN	400,000	USD	109,430	08/15/25	(1,872)
SCB	USD	54,996	NZD	93,000	08/15/25	(189)
SCB	USD	56,186	CAD	76,000	08/21/25	(1,283)
SCB	IDR	1,784,804,000	USD	109,190	08/22/25	774
SCB	USD	54,586	JPY	7,855,000	08/22/25	(2,394)
SCB	USD	111,194	PEN	402,000	08/22/25	642
SCB	USD	55,466	CAD	75,000	08/28/25	(1,266)
SCB	JPY	7,836,000	USD	55,010	08/29/25	2,903
SCB	USD	54,497	JPY	7,836,000	08/29/25	(2,390)
SCB	USD	110,060	PEN	398,000	08/29/25	638
SCB	IDR	1,772,643,000	USD	108,405	09/02/25	760
SCB	USD	54,676	PHP	3,049,000	09/04/25	(2,452)
SCB	USD	55,054	CNY	393,000	09/05/25	(284)
SCB	USD	55,754	EUR	48,000	09/05/25	(861)
SCB	USD	109,490	PEN	396,000	09/05/25	630
SCB	IDR	891,084,000	USD	54,481	09/08/25	377
SCB	IDR	891,096,000	USD	54,475	09/12/25	376
SCB	USD	55,780	EUR	48,000	09/12/25	(861)
SCB	USD	110,026	PEN	398,000	09/12/25	628
SCB	AUD	20,000	USD	13,106	09/17/25	243
SCB	CZK	209,623	USD	10,000	09/17/25	256
SCB	JPY	5,785,867	USD	40,000	09/17/25	1,444
SCB	PHP	10,199,772	USD	180,000	09/17/25	5,346
SCB	USD	52,115	AUD	80,000	09/17/25	(662)
SCB	USD	90,000	CAD	122,459	09/17/25	(1,417)
SCB	USD	430,000	IDR	7,005,560,000	09/17/25	(4,742)
SCB	USD	450,000	INR	38,779,875	09/17/25	(8,180)
SCB	USD	54,169	NZD	90,000	09/17/25	(1,067)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	USD	80,000	PEN	285,448	09/17/25	$(648)
SCB	AUD	20,000	USD	13,031	10/15/25	161
SCB	CHF	31,604	USD	40,000	10/15/25	743
SCB	JPY	4,369,028	USD	30,000	10/15/25	795
SCB	KRW	13,804,400	USD	10,000	10/15/25	6
SCB	NZD	50,000	USD	29,812	10/15/25	281
SCB	SGD	101,785	USD	80,000	10/15/25	1,177
SCB	THB	645,132	USD	20,000	10/15/25	145
SCB	TWD	290,981	USD	10,000	10/15/25	195
SCB	USD	10,000	BRL	57,138	10/15/25	24
SCB	USD	80,000	CAD	108,899	10/15/25	(1,120)
SCB	USD	20,000	CHF	16,109	10/15/25	9
SCB	USD	10,000	CZK	209,462	10/15/25	(256)
SCB	USD	40,000	IDR	653,499,000	10/15/25	(358)
SCB	USD	10,000	INR	862,557	10/15/25	(186)
SCB	USD	180,000	PHP	10,206,522	10/15/25	(5,343)
SG	AUD	86,000	USD	55,243	08/01/25	(24)
SG	AUD	85,000	USD	54,851	08/08/25	224
SG	CHF	90,000	USD	110,518	08/08/25	(326)
SG	USD	54,466	MXN	1,087,000	08/08/25	3,127
SG	USD	260,000	CHF	204,900	09/17/25	(6,374)
SG	CHF	212,053	USD	270,000	10/15/25	6,605
SG	CLP	9,544,132	USD	10,000	10/15/25	187
SG	GBP	10,000	USD	13,408	10/15/25	192
SG	MXN	187,364	USD	10,000	10/15/25	144
SG	PLN	36,521	USD	10,000	10/15/25	266
SG	USD	10,000	BRL	57,093	10/15/25	16
SG	USD	40,000	BRL	226,820	10/15/25	(210)
SG	USD	30,000	INR	2,590,680	10/15/25	(523)
SSB	AUD	340,000	USD	218,814	09/25/25	104
SSB	CAD	377,000	USD	275,544	09/25/25	2,728
SSB	EUR	515,000	USD	596,835	09/25/25	7,092
SSC	EUR	2,312	USD	2,637	08/04/25	(1)
Net unrealized appreciation (depreciation)						$(107,478)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$94,719,240	$—	$94,719,240
Non-U.S. government agency obligations	—	798,086	—	798,086
U.S. Treasury obligations	—	520,196	—	520,196
Common stocks	84,075,462	3,459,428	—	87,534,890
Exchange traded funds	2,749,767	—	—	2,749,767
Investment companies	19,225,282	—	—	19,225,282
Warrant	27,273	—	—	27,273
Short-term U.S. Treasury obligations	—	12,658,064	—	12,658,064
Investment companies	114,140,502	—	—	114,140,502
Options purchased	1,519	76,756	—	78,275
Foreign exchange options purchased	—	662,585	—	662,585
Equity options purchased	328,040	—	—	328,040
Swaptions Purchased	—	308,653	—	308,653
Futures contracts	161,515	30,064	—	191,579
Swap agreements	—	963,999	—	963,999
Forward foreign currency contracts	—	451,444	—	451,444
Total	$220,709,360	$114,648,515	$—	$335,357,875
Liabilities
Investments sold short
Common stocks	$(74,781,316)	$(978,600)	$—	$(75,759,916)
Exchange traded funds	(14,858,186)	—	—	(14,858,186)
U.S. Treasury obligations	—	(3,511,376)	—	(3,511,376)
Short-term U.S. Treasury obligations	—	(11,354,796)	—	(11,354,796)
Options written	(88,378)	(62,004)	—	(150,382)
Foreign exchange options written	—	(25,234)	—	(25,234)
Equity options written	(7,031)	—	—	(7,031)
Swaptions written	—	(416,537)	—	(416,537)
Futures contracts	(190,553)	(92,226)	—	(282,779)
Swap agreements	—	(470,863)	—	(470,863)
Forward foreign currency contracts	—	(558,922)	—	(558,922)
Total	$(89,925,464)	$(17,470,558)	$—	$(107,396,022)

At July 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2025

Portfolio footnotes—(concluded)

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $27,717,276, represented 10.0% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  In U.S. dollars unless otherwise indicated.

5  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

7  Zero coupon bond.

8  Rate shown reflects yield at July 31, 2025.

9  Payments made or received are based on the notional amount.

10  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

11  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

12  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

13  Bond interest in default.

See accompanying notes to financial statements

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
July 31, 2025 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ACES  Alternative Credit Enhancement Securities

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build Americal Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CAC  Cotation Assistée en Continu

CBOE  Chicago Board Options Exchange

CDO  Collateralized Debt Obligation

CDI  Certificado de Depósito Interbancário

CDX.EM.S  Markit Emerging Markets Index

CDX.NA.HY.S  Markit North American High Yield

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CORRA  Canadian Overnight Repo Rate Average

CPI  Consumer Price Index

CS  Citadel Securities LLC

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MTA  Monthly Treasury Average Index

NIBOR  Norway Three Month Interbank Rate

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PLC  Public Limited Company

PO  Principal Only

PRIBOR  Prague Interbank Offered Rate

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RFUCCT  Refinitiv USD IBOR Consumer Cash Fallbacks

RPI  Retail Price Index

SARON  Swiss Average Rate Overnight

SBA  Small Business Administration

SIFMA  Municipal Swap Index Yield

MCM  Marex Capital Markets Inc

MKM  MKM Partners

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

STR  Short-term rate

STRIP  Separate Trading of Registered Interest and Principal of Securities

SGS  Seaport Group Securities LLC

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

TONA  Tokyo Overnight Average Rate

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

WIBOR  Warsaw Interbank Offer Rate

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MSCI  Morgan Stanley & Co. International PLC

NW  National Westminster

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

WF  Wells Fargo Investment LLC

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities
July 31, 2025

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Assets:
Investments, at cost
Investments	$1,446,150,075	$364,731,683	$198,823,139
Repurchase agreements	1,523,120,000	—	—
Foreign currency	—	—	32
Investments, at value
Investments[1]	$1,446,150,075	$345,105,348	$200,608,312
Repurchase agreements	1,523,120,000	—	—
Foreign currency	—	—	32
Cash	190	—	—
Cash collateral on futures	—	676,594	1,853,588
Cash collateral on swap agreements	—	1,481,000	—
Receivable for investments sold	—	210,269,908	1,243,119
Receivable for TBAs	—	217,556,231	—
Receivable for fund shares sold	17,156,341	79,767	51,482
Receivable for interest and dividends	2,424,130	739,879	1,688,472
Unrealized appreciation on forward foreign currency contracts	—	3,489	—
Other assets	142,507	17,666	18,607
Total assets	2,988,993,243	775,929,882	205,463,612
Liabilities:
Reverse repurchase agreements, at value (cost—$0, $36,508,560 and $0, respectively)	—	36,508,560	—
Investments sold short, at value (proceeds—$0, $80,335,142, and $0, respectively)	—	80,215,708	—
Options and swaptions written, at value (premiums received $0, $124,169 and $0, respectively)	—	43,821	—
Due to broker	—	540,000	—
Payable for cash collateral from securities loaned	—	—	4,750,353
Payable for investments purchased	29,582,508	822,525	780,000
Payable for TBA when issued	—	488,335,550	—
Payable for fund shares redeemed	14,547,900	125,953	108,113
Payable for dividend and interest expense on investments sold short	—	81,644	—
Dividends payable to shareholders	5,378,308	—	—
Payable to affiliate	302,956	38,016	53,349
Payable to custodian	31,919	52,932	6,250
Payable for variation margin on futures contracts	—	292,826	1,710,078
Accrued expenses and other liabilities	220,317	201,568	189,944
Total liabilities	50,063,908	607,259,103	7,598,087
Net assets	$2,938,929,335	$168,670,779	$197,865,525

1  Includes $0; $0 and $5,352,980, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2025

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,938,927,200	$245,694,586	$239,764,520
Distributable earnings (accumulated losses)	2,135	(77,023,807)	(41,898,995)
Net assets	$2,938,929,335	$168,670,779	$197,865,525
Class A
Net assets	$—	$15,264,998	$7,020,717
Shares outstanding	—	1,500,488	669,541
Net asset value per share	$—	$10.17	$10.49
Maximum offering price per share	$—	$10.57	$10.90
Class P
Net assets	$2,938,929,335	$153,405,781	$190,844,808
Shares outstanding	2,938,925,633	15,073,286	18,195,663
Net asset value, offering price and redemption value per share[2]	$1.00	$10.18	$10.49

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2025

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Assets:
Investments, at cost
Investments	$457,210,487	$158,726,445	$165,997,483
Foreign currency	821,808	—	565,354
Investments, at value
Investments[1]	$454,168,027	$152,739,573	$166,680,283
Foreign currency	808,019	—	550,082
Cash collateral on futures	3,071,512	—	872,372
Cash collateral on swap agreements	1,169,000	—	—
Cash collateral for forward foreign currency contracts	70,000	—	—
Due from broker	123,899	—	—
Receivable for investments sold	1,241,047	—	—
Receivable for investments sold short	2,217,000	—	—
Receivable for TBAs	23,802,443	—	—
Receivable for fund shares sold	110,748	13,735	33,028
Receivable for interest and dividends	3,570,196	1,652,804	1,529,225
Receivable for foreign tax reclaims	4,427	—	—
Receivable for variation margin on futures contracts	—	—	1,131
Receivable for variation margin on swap agreements	67,590	—	—
Deferred receivable for funds borrowed	3,150	—	—
OTC swap agreements, at value[2]	259,392	—	—
Unrealized appreciation on forward foreign currency contracts	319,979	—	470,804
Other assets	20,044	17,746	17,693
Total assets	491,026,473	154,423,858	170,154,618
Liabilities:
Options and swaptions written, at value (premiums received $29,258, $0 and $0, respectively)	5,594	—	—
Payable for cash collateral from securities loaned	11,763,235	—	1,174,033
Payable for investments purchased	3,069,551	1,816,900	155,009
Payable for TBA when issued	44,449,079	—	—
Payable for fund shares redeemed	160,642	227,871	98,652
Payable to affiliate	127,386	37,516	75,090
Payable to custodian	241,955	1,448	81,772
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	6,379
Payable for dollar roll transactions	9,812,545	—	—
Payable for variation margin on futures contracts	2,205,120	—	—
Unrealized depreciation on forward foreign currency contracts	247,111	—	740,632
Accrued expenses and other liabilities	239,101	132,069	208,849
Total liabilities	72,321,319	2,215,804	2,540,416
Net assets	$418,705,154	$152,208,054	$167,614,202

1  Includes $16,075,926; $0 and $1,477,521, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payments received by PACE Strategic Fixed Income Investments was $213,949. Net upfront payment made by PACE Strategic Fixed Income Investments was $429.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2025

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$523,772,788	$161,418,160	$204,008,674
Distributable earnings (accumulated losses)	(105,067,634)	(9,210,106)	(36,394,472)
Net assets	$418,705,154	$152,208,054	$167,614,202
Class A
Net assets	$6,614,338	$19,377,801	$12,395,459
Shares outstanding	561,885	1,619,982	1,547,733
Net asset value per share	$11.77	$11.96	$8.01
Maximum offering price per share	$12.23	$12.24	$8.32
Class P
Net assets	$412,090,816	$132,830,253	$155,218,743
Shares outstanding	35,037,868	11,097,917	19,489,063
Net asset value, offering price and redemption value per share[2]	$11.76	$11.97	$7.96

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2025

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Assets:
Investments, at cost
Investments	$175,307,592	$670,305,266	$565,840,154
Foreign currency	804,778	63	—
Investments, at value
Investments[1]	$168,089,337	$765,230,191	$767,751,850
Foreign currency	798,572	62	—
Cash	15,218	—	—
Receivable for investments sold	361,452	—	6,130,610
Receivable for fund shares sold	34,041	31,169	82,276
Receivable for interest and dividends	2,911,805	559,755	338,473
Receivable for foreign tax reclaims	2,292	247,815	16,342
Unrealized appreciation on forward foreign currency contracts	1,224,075	50,798	—
Other assets	19,494	21,380	21,556
Total assets	173,456,286	766,141,170	774,341,107
Liabilities:
Payable for cash collateral from securities loaned	—	11,316,395	—
Payable for investments purchased	1,150,054	50,306	4,290,573
Payable for fund shares redeemed	70,905	329,283	398,509
Payable to affiliate	103,243	502,219	504,398
Payable to custodian	9,480	16,646	11,119
Payable for foreign withholding taxes and foreign capital gains taxes	282	12,580	95
Unrealized depreciation on forward foreign currency contracts	34,683	111,771	—
Accrued expenses and other liabilities	168,739	265,527	212,382
Total liabilities	1,537,386	12,604,727	5,417,076
Net assets	$171,918,900	$753,536,443	$768,924,031

1  Includes $0; $29,091,101 and $8,733,735, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2025

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$212,534,968	$593,402,898	$473,243,407
Distributable earnings (accumulated losses)	(40,616,068)	160,133,545	295,680,624
Net assets	$171,918,900	$753,536,443	$768,924,031
Class A
Net assets	$1,965,737	$87,755,430	$45,702,186
Shares outstanding	222,138	3,949,978	2,806,181
Net asset value per share	$8.85	$22.22	$16.29
Maximum offering price per share	$9.19	$23.51	$17.24
Class P
Net assets	$162,291,453	$665,781,013	$723,221,845
Shares outstanding	18,425,506	30,137,415	37,690,670
Net asset value, offering price and redemption value per share[2]	$8.81	$22.09	$19.19
Class P2
Net assets	$7,661,710	$—	$—
Shares outstanding	845,323	—	—
Net asset value and offering price per share	$9.06	$—	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2025

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Assets:
Investments, at cost
Investments	$233,826,630	$231,208,856	$700,388,972
Foreign currency	—	—	1,133,454
Investments, at value
Investments[1]	$252,251,706	$245,942,663	$863,943,307
Foreign currency	—	—	1,112,123
Cash	—	1,227	—
Receivable for investments sold	168,952	1,001,252	19,705,328
Receivable for fund shares sold	57,408	42,690	50,222
Receivable for interest and dividends	99,397	25,125	926,371
Receivable for foreign tax reclaims	13,305	352	6,219,656
Other assets	18,373	19,156	30,014
Total assets	252,609,141	247,032,465	891,987,021
Liabilities:
Investments sold short, at value (proceeds—$0, $0, and $90,781,976, respectively)	—	—	89,104,449
Payable for cash collateral from securities loaned	110,100	2,217,767	68,858,551
Payable for investments purchased	598,838	1,008,559	15,338,212
Payable for fund shares redeemed	112,111	88,596	511,562
Payable for dividend and interest expense on investments sold short	—	—	48,451
Payable to affiliate	173,908	164,827	492,050
Payable to custodian	860	17,274	606,161
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	109,846
Accrued expenses and other liabilities	161,640	153,259	394,290
Total liabilities	1,157,457	3,650,282	175,463,572
Net assets	$251,451,684	$243,382,183	$716,523,449

1  Includes $28,167,142; $ 11,705,396 and $ 70,516,632, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2025

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$228,961,459	$217,035,409	$507,790,219
Distributable earnings (accumulated losses)	22,490,225	26,346,774	208,733,230
Net assets	$251,451,684	$243,382,183	$716,523,449
Class A
Net assets	$11,010,876	$14,421,175	$24,404,816
Shares outstanding	690,895	1,180,819	1,261,101
Net asset value per share	$15.94	$12.21	$19.35
Maximum offering price per share	$16.87	$12.92	$20.48
Class P
Net assets	$240,440,808	$228,961,008	$674,924,418
Shares outstanding	14,250,614	15,837,477	35,237,290
Net asset value, offering price and redemption value per share[2]	$16.87	$14.46	$19.15
Class P2
Net assets	$—	$—	$17,194,215
Shares outstanding	—	—	880,662
Net asset value and offering price per share	$—	$—	$19.52

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2025

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Assets:
Investments, at cost
Investments	$393,318,851	$59,432,293	$323,679,996
Foreign currency	310,388	9	1,340,883
Investments, at value
Investments[1]	$464,245,307	$57,111,776	$333,750,853
Foreign currency	310,163	9	1,329,832
Cash collateral on options	—	—	16,053,401
Cash collateral on swap agreements	—	—	2,280,435
Cash collateral for short sales	—	—	29,975,231
Cash collateral for forward foreign currency contracts	—	—	160,000
Receivable for investments sold	2,563,065	593,356	2,318,491
Receivable for investments sold short	—	—	599,225
Receivable for fund shares sold	305,463	16,733	36,665
Receivable for interest and dividends	1,409,644	105,710	881,727
Receivable for foreign tax reclaims	25,267	24,693	184,248
Receivable from affiliate	—	—	111,333
Receivable for variation margin on futures contracts	—	—	2,978,257
Receivable for variation margin on swap agreements	—	—	777,791
Unrealized appreciation on OTC swap agreements[2]	—	—	863,767
Unrealized appreciation on forward foreign currency contracts	—	—	451,444
Other assets	26,158	8,036	26,118
Total assets	468,885,067	57,860,313	392,778,818
Liabilities:
Investments sold short, at value (proceeds—$0, $0, and $98,698,941, respectively)	—	—	105,484,274
Options and swaptions written, at value (premiums received $0, $0 and $361,139, respectively)	—	—	599,184
Cash collateral on futures due to broker	—	—	819,954
Due to broker	—	—	171,122
Payable for cash collateral from securities loaned	2,781,572	4,626,110	—
Payable for investments purchased	3,128,737	—	5,409,603
Payable for fund shares redeemed	274,809	15,473	223,175
Payable for dividend and interest expense on investments sold short	—	—	95,952
Payable to affiliate	307,504	10,408	—
Payable to custodian	190,172	5,816	848,664
Payable for foreign withholding taxes and foreign capital gains taxes	1,678,287	16,392	3,153
Payable for variation margin on futures contracts	—	—	90,049
Payable for variation margin on swap agreements	—	—	44,962
Unrealized depreciation on OTC swap agreements[2]	—	—	196,196
Unrealized depreciation on forward foreign currency contracts	—	—	558,922
Accrued expenses and other liabilities	353,213	181,628	390,397
Total liabilities	8,714,294	4,855,827	114,935,607
Net assets	$460,170,773	$53,004,486	$277,843,211

1  Includes $ 12,264,117; $4,725,166 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payment made by PACE Alternative Strategies Investments was $46,466.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (concluded)
July 31, 2025

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$394,311,086	$71,259,375	$268,895,086
Distributable earnings (accumulated losses)	65,859,687	(18,254,889)	8,948,125
Net assets	$460,170,773	$53,004,486	$277,843,211
Class A
Net assets	$2,886,461	$120,486	$3,357,163
Shares outstanding	190,375	18,442	307,541
Net asset value per share	$15.16	$6.53	$10.92
Maximum offering price per share	$16.04	$6.91	$11.56
Class P
Net assets	$240,243,549	$52,884,000	$257,349,758
Shares outstanding	15,778,891	8,490,093	23,557,239
Net asset value, offering price and redemption value per share[2]	$15.23	$6.23	$10.92
Class P2
Net assets	$217,040,763	$—	$17,136,290
Shares outstanding	14,039,308	—	1,552,317
Net asset value and offering price per share	$15.46	$—	$11.04

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations
For the year ended July 31, 2025

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Investment income:
Dividends	$—	$—	$345,396
Interest	134,499,699	8,985,767	12,421,423
Securities lending	—	—	46,192
Foreign tax withheld	—	(67,739)	—
Total income	134,499,699	8,918,028	12,813,011
Expenses:
Investment advisory and administration fees	7,271,761	975,076	1,111,240
Service fees—Class A	—	39,991	18,047
Transfer agency fees	337,673	275,382	256,067
Custody and fund accounting fees	103,579	117,935	42,543
Trustees fees	43,379	25,125	25,299
Professional services fees	91,485	183,179	181,058
Printing and shareholder report fees	184,936	31,885	32,391
Federal and state registration fees	179,356	55,126	55,216
Insurance expense	17,562	2,240	1,267
Interest expense	—	1,771,304	—
Other expenses	83,654	83,735	65,355
Total expenses	8,313,385	3,560,978	1,788,483
Fee waivers and/or expense reimbursements by investment manager and administrator*	(3,781,316)	(473,220)	(537,970)
Net expenses	4,532,069	3,087,758	1,250,513
Net investment income (loss)	129,967,630	5,830,270	11,562,498
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	5,084	48,292	957,812
Securities sold short	—	53,690	—
Options and swaptions written	—	594,102	—
Futures contracts	—	(126,754)	(3,070,785)
Swap agreements	—	2,020,876	—
Net realized gain (loss)	5,084	2,590,206	(2,112,973)
Change in net unrealized appreciation (depreciation) on:
Investments	—	(3,121,205)	(101,402)
Investments sold short	—	545,466	—
Options and swaptions written	—	137,441	—
Futures contracts	—	(70,143)	59,642
Swap agreements	—	(973,164)	—
Translation of other assets and liabilities denominated in foreign currency	—	—	1
Net change in unrealized appreciation (depreciation)	—	(3,481,605)	(41,759)
Net realized and unrealized gain (loss)	5,084	(891,399)	(2,154,732)
Net increase (decrease) in net assets resulting from operations	$129,972,714	$4,938,871	$9,407,766

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2025

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Investment income:
Dividends	$547,766	$—	$—
Interest	25,403,155	5,540,333	7,473,485
Securities lending	79,594	—	7,002
Foreign tax withheld	(11,352)	—	(23,235)
Total income	26,019,163	5,540,333	7,457,252
Expenses:
Investment advisory and administration fees	2,269,827	847,988	1,051,108
Service fees—Class A	21,610	53,516	35,294
Transfer agency fees	327,603	51,107	289,858
Custody and fund accounting fees	304,939	26,674	158,508
Trustees fees	26,769	25,049	25,104
Professional services fees	211,885	145,335	194,434
Printing and shareholder report fees	23,369	22,366	57,482
Federal and state registration fees	56,638	54,658	54,749
Insurance expense	2,876	1,151	1,151
Interest expense	588,797	—	—
Other expenses	101,422	60,303	65,949
Total expenses	3,935,735	1,288,147	1,933,637
Fee waivers and/or expense reimbursements by investment manager and administrator*	(537,054)	(267,924)	(435,160)
Net expenses	3,398,681	1,020,223	1,498,477
Net investment income (loss)	22,620,482	4,520,110	5,958,775
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	(991,154)	(976,456)	(1,037,265)
Options and swaptions written	152,214	—	—
Futures contracts	(2,339,956)	—	(1,054,299)
Swap agreements	417,728	—	—
Forward foreign currency contracts	(316,744)	—	1,643,497
Foreign currency transactions	325	—	(63,803)
Net realized gain (loss)	(3,077,587)	(976,456)	(511,870)
Change in net unrealized appreciation (depreciation) on:
Investments	527,500	(2,214,987)	1,649,592
Options and swaptions written	27,671	—	—
Futures contracts	(699,285)	—	(162,077)
Swap agreements	202,959	—	—
Forward foreign currency contracts	69,382	—	(1,053,673)
Translation of other assets and liabilities denominated in foreign currency	831,115	—	(3,721)
Net change in unrealized appreciation (depreciation)	959,342	(2,214,987)	430,121
Net realized and unrealized gain (loss)	(2,118,245)	(3,191,443)	(81,749)
Net increase (decrease) in net assets resulting from operations	$20,502,237	$1,328,667	$5,877,026

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2025

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Investment income:
Dividends	$35,937	$16,862,144	$5,860,865
Interest	12,722,083	1,349,996	1,128,383
Securities lending	77	38,324	2,948
Foreign tax withheld	(766)	(172,352)	(14,484)
Total income	12,757,331	18,078,112	6,977,712
Expenses:
Investment advisory and administration fees	1,246,157	5,898,478	6,163,750
Service fees—Class A	5,714	225,726	116,114
Transfer agency fees	241,613	387,342	369,649
Custody and fund accounting fees	49,280	204,956	156,530
Trustees fees	25,131	29,024	29,069
Professional services fees	149,269	152,987	144,906
Printing and shareholder report fees	42,626	38,819	35,851
Federal and state registration fees	63,444	57,221	57,496
Insurance expense	1,151	4,787	4,739
Interest expense	—	1,079	1,207
Other expenses	97,481	101,176	94,860
Total expenses	1,921,866	7,101,595	7,174,171
Fee waivers and/or expense reimbursements by investment manager and administrator*	(375,097)	(26,499)	(199,947)
Net expenses	1,546,769	7,075,096	6,974,224
Net investment income (loss)	11,210,562	11,003,016	3,488
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	(1,353,495)	90,962,632	136,317,129
Forward foreign currency contracts	(4,191,805)	—	—
Foreign currency transactions	1,518,568	(14,152)	—
Net realized gain (loss)	(4,026,732)	90,948,480	136,317,129
Change in net unrealized appreciation (depreciation) on:
Investments	5,711,822	(15,476,119)	(19,209,966)
Forward foreign currency contracts	1,508,483	(60,973)	—
Translation of other assets and liabilities denominated in foreign currency	7,304	10,102	—
Net change in unrealized appreciation (depreciation)	7,227,609	(15,526,990)	(19,209,966)
Net realized and unrealized gain (loss)	3,200,877	75,421,490	117,107,163
Net increase (decrease) in net assets resulting from operations	$14,411,439	$86,424,506	$117,110,651

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2025

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments	PACE International Emerging Markets Equity Investments
Investment income:
Dividends	$5,443,867	$1,072,658	$26,881,710	$11,778,215
Interest	203,404	135,297	297,169	312,355
Securities lending	22,885	26,867	136,265	35,222
Foreign tax withheld	(683)	(14,279)	(669,993)	(1,190,438)
Total income	5,669,473	1,220,543	26,645,151	10,935,354
Expenses:
Investment advisory and administration fees	2,161,349	2,065,809	6,286,020	4,096,848
Service fees—Class A	31,361	39,548	57,402	7,135
Transfer agency fees	351,718	344,830	369,721	365,234
Custody and fund accounting fees	90,938	116,936	383,271	523,513
Trustees fees	25,674	25,601	28,622	26,782
Professional services fees	138,101	144,470	206,191	199,419
Printing and shareholder report fees	49,651	30,821	39,510	42,895
Federal and state registration fees	55,271	54,304	67,675	69,605
Insurance expense	1,756	1,581	4,549	2,342
Interest expense	1,177	—	10,956	7,572
Dividend expense	—	—	3,845,447	—
Prime services fees	—	—	796,500	—
Other expenses	71,048	74,583	173,355	186,193
Total expenses	2,978,044	2,898,483	12,269,219	5,527,538
Fee waivers and/or expense reimbursements by investment manager and administrator*	(137,060)	(78,510)	(604,619)	(1,145,577)
Net expenses	2,840,984	2,819,973	11,664,600	4,381,961
Net investment income (loss)	2,828,489	(1,599,430)	14,980,551	6,553,393
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments (including foreign capital gain tax expense of $0, $0, $36,701, and $811,739, respectively)	9,260,206	17,074,921	71,520,466	17,739,528
Securities sold short	—	—	(3,225,403)	—
Foreign currency transactions	—	—	88,864	(364,437)
Net realized gain (loss)	9,260,206	17,074,921	68,383,927	17,375,091
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in deferred foreign capital gain taxes of $0,$0, $188,305 and $(315,807), respectively)	(22,203,232)	(9,867,870)	16,835,091	50,353,606
Investments sold short	—	—	3,776,999	—
Translation of other assets and liabilities denominated in foreign currency	—	—	335,587	12,592
Net change in unrealized appreciation (depreciation)	(22,203,232)	(9,867,870)	20,947,677	50,366,198
Net realized and unrealized gain (loss)	(12,943,026)	7,207,051	89,331,604	67,741,289
Net increase (decrease) in net assets resulting from operations	$(10,114,537)	$5,607,621	$104,312,155	$74,294,682
*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (concluded)
For the year ended July 31, 2025

	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Investment income:
Dividends	$1,837,559	$4,727,215
Interest	35,813	8,124,142
Securities lending	5,701	—
Foreign tax withheld	(39,272)	(285,062)
Total income	1,839,801	12,566,295
Expenses:
Investment advisory and administration fees	460,254	4,378,716
Service fees—Class A	341	8,424
Transfer agency fees	242,313	204,837
Custody and fund accounting fees	22,853	1,815,047
Trustees fees	24,346	25,928
Professional services fees	151,859	327,085
Printing and shareholder report fees	28,208	97,307
Federal and state registration fees	45,473	64,758
Insurance expense	369	3,094
Interest expense	—	14,548
Dividend expense	—	2,148,147
Prime services fees	—	91,341
Other expenses	85,779	206,026
Total expenses	1,061,795	9,385,258
Fee waivers and/or expense reimbursements by investment manager and administrator*	(371,073)	(2,250,615)
Net expenses	690,722	7,134,643
Net investment income (loss)	1,149,079	5,431,652
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	(573,724)	19,182,454
Securities sold short	—	(6,269,233)
Options and swaptions written	—	264,244
Futures contracts	—	729,829
Swap agreements	—	1,840,115
Forward foreign currency contracts	—	(442,416)
Foreign currency transactions	3,756	(26,957)
Net realized gain (loss)	(569,968)	15,278,036
Change in net unrealized appreciation (depreciation) on:
Investments	(2,608,649)	(362,853)
Investments sold short	—	(1,861,476)
Options and swaptions written	—	(21,331)
Futures contracts	—	383,784
Swap agreements	—	242,758
Forward foreign currency contracts	—	3,672
Translation of other assets and liabilities denominated in foreign currency	4,349	(30,396)
Net change in unrealized appreciation (depreciation)	(2,604,300)	(1,645,842)
Net realized and unrealized gain (loss)	(3,174,268)	13,632,194
Net increase (decrease) in net assets resulting from operations	$(2,025,189)	$19,063,846

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets

	UBS Government Money Market Investments Fund		PACE Mortgage-Backed Securities Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2025	2024	2025	2024
From operations:
Net investment income (loss)	$129,967,630	$147,258,779	$5,830,270	$5,850,816
Net realized gain (loss)	5,084	(1,232)	2,590,206	(638,281)
Net change in unrealized appreciation (depreciation)	—	—	(3,481,605)	4,034,897
Net increase (decrease) in net assets resulting from operations	129,972,714	147,257,547	4,938,871	9,247,432
Total distributions—Class A	—	—	(760,385)	(857,917)
Total distributions—Class Y	—	—	(86,881)	(362,007)
Total distributions—Class P	(129,967,630)	(147,258,779)	(7,983,119)	(8,508,688)
Total distributions	(129,967,630)	(147,258,779)	(8,830,385)	(9,728,612)
From beneficial interest transactions:
Proceeds from shares sold	5,296,775,259	5,136,195,095	28,099,228	25,481,124
Cost of shares redeemed	(5,213,637,557)	(5,025,749,896)	(49,047,851)	(51,302,602)
Shares issued on reinvestment of dividends and distributions	117,941,419	127,049,584	7,931,441	8,733,738
Net increase (decrease) in net assets from beneficial interest transactions	201,079,121	237,494,783	(13,017,182)	(17,087,740)
Net increase (decrease) in net assets	201,084,205	237,493,551	(16,908,696)	(17,568,920)
Net assets:
Beginning of year	2,737,845,130	2,500,351,579	185,579,475	203,148,395
End of year	$2,938,929,335	$2,737,845,130	$168,670,779	$185,579,475

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Intermediate Fixed Income Investments		PACE Strategic Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2025	2024	2025	2024
From operations:
Net investment income (loss)	$11,562,498	$12,298,107	$22,620,482	$23,876,731
Net realized gain (loss)	(2,112,973)	(4,047,257)	(3,077,587)	(9,500,972)
Net change in unrealized appreciation (depreciation)	(41,759)	7,546,487	959,342	17,745,393
Net increase (decrease) in net assets resulting from operations	9,407,766	15,797,337	20,502,237	32,121,152
Total distributions—Class A	(396,948)	(438,572)	(446,098)	(467,653)
Total distributions—Class Y	(2,469)	(9,910)	(9,217)	(39,962)
Total distributions—Class P	(11,171,610)	(11,880,062)	(22,752,331)	(22,555,796)
Return of capital—Class A	—	—	—	(32,726)
Return of capital—Class Y	—	—	—	(2,796)
Return of capital—Class P	—	—	—	(1,578,416)
Total distributions	(11,571,027)	(12,328,544)	(23,207,646)	(24,677,349)
From beneficial interest transactions:
Proceeds from shares sold	28,419,539	29,416,000	38,842,518	45,770,805
Cost of shares redeemed	(44,985,381)	(52,900,967)	(82,665,842)	(96,746,917)
Shares issued on reinvestment of dividends and distributions	10,414,359	11,084,633	21,358,193	22,691,664
Net increase (decrease) in net assets from beneficial interest transactions	(6,151,483)	(12,400,334)	(22,465,131)	(28,284,448)
Net increase (decrease) in net assets	(8,314,744)	(8,931,541)	(25,170,540)	(20,840,645)
Net assets:
Beginning of year	206,180,269	215,111,810	443,875,694	464,716,339
End of year	$197,865,525	$206,180,269	$418,705,154	$443,875,694

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Municipal Fixed Income Investments		PACE Global Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2025	2024	2025	2024
From operations:
Net investment income (loss)	$4,520,110	$4,909,827	$5,958,775	$6,380,225
Net realized gain (loss)	(976,456)	(1,856,777)	(511,870)	(5,693,652)
Net change in unrealized appreciation (depreciation)	(2,214,987)	3,341,206	430,121	4,482,633
Net increase (decrease) in net assets resulting from operations	1,328,667	6,394,256	5,877,026	5,169,206
Total distributions—Class A	(521,090)	(548,106)	(384,439)	(204,957)
Total distributions—Class Y	(24)	(95)	(8,379)	(17,837)
Total distributions—Class P	(3,979,748)	(4,299,554)	(4,746,932)	(2,425,443)
Return of capital—Class A	—	—	(87,767)	(316,138)
Return of capital—Class Y	—	—	(1,913)	(27,512)
Return of capital—Class P	—	—	(1,083,720)	(3,741,148)
Total distributions	(4,500,862)	(4,847,755)	(6,313,150)	(6,733,035)
From beneficial interest transactions:
Proceeds from shares sold	17,581,632	18,029,424	16,346,461	22,691,971
Cost of shares redeemed	(50,636,565)	(51,093,076)	(37,869,382)	(44,631,643)
Shares issued on reinvestment of dividends and distributions	3,760,477	4,094,749	5,724,769	6,137,298
Net increase (decrease) in net assets from beneficial interest transactions	(29,294,456)	(28,968,903)	(15,798,152)	(15,802,374)
Net increase (decrease) in net assets	(32,466,651)	(27,422,402)	(16,234,276)	(17,366,203)
Net assets:
Beginning of year	184,674,705	212,097,107	183,848,478	201,214,681
End of year	$152,208,054	$184,674,705	$167,614,202	$183,848,478

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE High Yield Investments		PACE Large Co Value Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2025	2024	2025	2024
From operations:
Net investment income (loss)	$11,210,562	$12,023,094	$11,003,016	$13,649,569
Net realized gain (loss)	(4,026,732)	(5,421,658)	90,948,480	49,968,882
Net change in unrealized appreciation (depreciation)	7,227,609	12,743,723	(15,526,990)	41,737,796
Net increase (decrease) in net assets resulting from operations	14,411,439	19,345,159	86,424,506	105,356,247
Total distributions—Class A	(138,264)	(160,394)	(8,062,238)	(4,337,084)
Total distributions—Class Y	(10,940)	(35,179)	—	(887,988)
Total distributions—Class P	(10,698,830)	(9,930,191)	(62,100,377)	(35,356,800)
Total distributions—Class P2	(460,435)	(456,055)	—	—
Return of capital—Class A	—	(23,050)	—	—
Return of capital—Class Y	—	(5,055)	—	—
Return of capital—Class P	—	(1,427,031)	—	—
Return of capital—Class P2	—	(65,538)	—	—
Total distributions	(11,308,469)	(12,102,493)	(70,162,615)	(40,581,872)
From beneficial interest transactions:
Proceeds from shares sold	10,442,765	12,720,083	38,279,046	27,114,621
Cost of shares redeemed	(39,110,078)	(41,095,243)	(164,689,387)	(172,631,257)
Shares issued on reinvestment of dividends and distributions	10,333,220	11,096,262	65,302,677	37,815,027
Net increase (decrease) in net assets from beneficial interest transactions	(18,334,093)	(17,278,898)	(61,107,664)	(107,701,609)
Net increase (decrease) in net assets	(15,231,123)	(10,036,232)	(44,845,773)	(42,927,234)
Net assets:
Beginning of year	187,150,023	197,186,255	798,382,216	841,309,450
End of year	$171,918,900	$187,150,023	$753,536,443	$798,382,216

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Large Co Growth Equity Investments		PACE Small/Medium Co Value Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2025	2024	2025	2024
From operations:
Net investment income (loss)	$3,488	$(2,072,467)	$2,828,489	$2,177,387
Net realized gain (loss)	136,317,129	81,431,424	9,260,206	43,248,618
Net change in unrealized appreciation (depreciation)	(19,209,966)	91,807,883	(22,203,232)	(12,080,730)
Net increase (decrease) in net assets resulting from operations	117,110,651	171,166,840	(10,114,537)	33,345,275
Total distributions—Class A	(6,035,709)	(1,036,657)	(2,160,847)	(76,345)
Total distributions—Class Y	—	(401,826)	—	(717)
Total distributions—Class P	(82,098,203)	(14,972,014)	(42,388,322)	(2,016,290)
Total distributions	(88,133,912)	(16,410,497)	(44,549,169)	(2,093,352)
From beneficial interest transactions:
Proceeds from shares sold	42,520,283	25,094,372	18,034,000	15,175,101
Cost of shares redeemed	(190,229,874)	(200,176,823)	(56,128,330)	(64,753,085)
Shares issued on reinvestment of dividends and distributions	83,292,735	15,596,769	41,096,065	1,920,146
Net increase (decrease) in net assets from beneficial interest transactions	(64,416,856)	(159,485,682)	3,001,735	(47,657,838)
Net increase (decrease) in net assets	(35,440,117)	(4,729,339)	(51,661,971)	(16,405,915)
Net assets:
Beginning of year	804,364,148	809,093,487	303,113,655	319,519,570
End of year	$768,924,031	$804,364,148	$251,451,684	$303,113,655

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Small/Medium Co Growth Equity Investments		PACE International Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2025	2024	2025	2024
From operations:
Net investment income (loss)	$(1,599,430)	$(1,710,154)	$14,980,551	$13,928,445
Net realized gain (loss)	17,074,921	22,472,460	68,383,927	50,373,322
Net change in unrealized appreciation (depreciation)	(9,867,870)	(9,961,489)	20,947,677	22,281,008
Net increase (decrease) in net assets resulting from operations	5,607,621	10,800,817	104,312,155	86,582,775
Total distributions—Class A	(589,242)	—	(2,494,669)	(851,608)
Total distributions—Class Y	—	—	—	(435,494)
Total distributions—Class P	(7,601,230)	—	(75,905,054)	(28,233,058)
Total distributions—Class P2	—	—	(1,515,048)	(591,278)
Total distributions	(8,190,472)	—	(79,914,771)	(30,111,438)
From beneficial interest transactions:
Proceeds from shares sold	14,176,754	17,406,070	39,638,085	23,784,555
Cost of shares redeemed	(46,325,395)	(52,938,293)	(151,372,315)	(151,352,116)
Shares issued on reinvestment of dividends and distributions	7,682,435	—	74,260,948	27,953,823
Net increase (decrease) in net assets from beneficial interest transactions	(24,466,206)	(35,532,223)	(37,473,282)	(99,613,738)
Net increase (decrease) in net assets	(27,049,057)	(24,731,406)	(13,075,898)	(43,142,401)
Net assets:
Beginning of year	270,431,240	295,162,646	729,599,347	772,741,748
End of year	$243,382,183	$270,431,240	$716,523,449	$729,599,347

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE International Emerging Markets Equity Investments		PACE Global Real Estate Securities Investments
	For the years ended July 31,		For the years ended July 31,
	2025	2024	2025	2024
From operations:
Net investment income (loss)	$6,553,393	$5,479,613	$1,149,079	$1,038,695
Net realized gain (loss)	17,375,091	4,236,580	(569,968)	(4,629,822)
Net change in unrealized appreciation (depreciation)	50,366,198	(6,945,182)	(2,604,300)	7,074,621
Net increase (decrease) in net assets resulting from operations	74,294,682	2,771,011	(2,025,189)	3,483,494
Total distributions—Class A	(26,436)	(37,074)	(2,355)	(1,964)
Total distributions—Class Y	—	(57,770)	—	—
Total distributions—Class P	(2,706,267)	(3,437,147)	(1,117,110)	(1,017,632)
Total distributions—Class P2	(992,647)	(1,596,581)	—	—
Total distributions	(3,725,350)	(5,128,572)	(1,119,465)	(1,019,596)
From beneficial interest transactions:
Proceeds from shares sold	113,730,225	85,328,727	4,614,081	5,471,721
Cost of shares redeemed	(111,515,761)	(83,836,942)	(11,705,969)	(14,333,891)
Shares issued on reinvestment of dividends and distributions	2,958,859	3,835,876	1,030,379	949,458
Net increase (decrease) in net assets from beneficial interest transactions	5,173,323	5,327,661	(6,061,509)	(7,912,712)
Net increase (decrease) in net assets	75,742,655	2,970,100	(9,206,163)	(5,448,814)
Net assets:
Beginning of year	384,428,118	381,458,018	62,210,649	67,659,463
End of year	$460,170,773	$384,428,118	$53,004,486	$62,210,649

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (concluded)

	PACE Alternative Strategies Investments
	For the years ended July 31,
	2025	2024
From operations:
Net investment income (loss)	$5,431,652	$7,962,562
Net realized gain (loss)	15,278,036	22,493,721
Net change in unrealized appreciation (depreciation)	(1,645,842)	961,225
Net increase (decrease) in net assets resulting from operations	19,063,846	31,417,508
Total distributions—Class A	(248,065)	(127,522)
Total distributions—Class Y	—	(12,140)
Total distributions—Class P	(20,914,130)	(11,095,120)
Total distributions—Class P2	(3,791,774)	(1,802,676)
Total distributions	(24,953,969)	(13,037,458)
From beneficial interest transactions:
Proceeds from shares sold	19,987,598	20,199,241
Cost of shares redeemed	(102,206,551)	(80,061,856)
Shares issued on reinvestment of dividends and distributions	23,399,295	12,211,834
Net increase (decrease) in net assets from beneficial interest transactions	(58,819,658)	(47,650,781)
Net increase (decrease) in net assets	(64,709,781)	(29,270,731)
Net assets:
Beginning of year	342,552,992	371,823,723
End of year	$277,843,211	$342,552,992

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of cash flows
For the period ended July 31, 2025

PACE International Equity Investments
Cash flows from operating activites
Net increase (decrease) in net assets resulting from operations	$104,312,155
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used/provided from operating activities:
Purchases of long-term investments	(335,170,257)
Purchases to cover investments sold short	(126,070,217)
Proceeds from disposition of long-term investments	445,462,166
Sales of investments sold short	118,109,314
Net purchases of short-term investments	(27,713,929)
Net realized (gains) losses from investments in securities	(71,520,466)
Net realized (gains) losses from investments sold short	3,225,403
Net change in unrealized appreciation/depreciation of investments in securities	(16,835,091)
Net change in unrealized appreciation/depreciation of investments sold short	(3,776,999)
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable for interest and dividends	(263,442)
Receivable for foreign tax reclaims	(854,216)
Other assets	(1,183)
Increase (decrease) in liabilities:
Credit facility payable	(646,917)
Payable for cash collateral from securities loaned	29,988,926
Payable for dividends and interest on investments sold short	(60,579)
Payable to affiliate	15,841
Payable to custodian	441,538
Payable for foreign withholding taxes and foreign capital gains taxes	(183,002)
Accrued expenses and other liabilities	49,162
Net cash provided from operating activities	118,508,207
Cash flows from financing activities
Proceeds from borrowings	17,035,570
Payments from borrowings	(17,035,570)
Proceeds from shares sold	39,984,637
Cost of shares repurchased	(151,920,005)
Dividends paid to shareholders	(5,653,823)
Net cash used in financing activities	(117,589,191)
Net increase (decrease) in cash and foreign currency	919,016
Cash and foreign currency, beginning of year	193,107
Cash and foreign currency, end of year	$1,112,123
Supplemental disclosure of cash flow information:
Reinvestment of dividends	$(74,260,948)
Cash paid during the year for interest	$10,956

See accompanying notes to financial statements

UBS Government Money Market Investments Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.045	0.053	0.036	0.000[1]	0.000[1]
Net realized and unrealized gains (losses)	0.000[1]	—	(0.000)[1]	(0.000)[1]	0.000[1]
Net increase (decrease) from operations	0.045	0.053	0.036	0.000[1]	0.000[1]
Dividends from net investment income	(0.045)	(0.053)	(0.036)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.57%	5.39%	3.84%	0.12%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.29%	0.28%	0.31%	0.64%	0.65%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.16%	0.15%	0.21%	0.26%	0.10%
Net investment income (loss)	4.47%	5.26%	4.32%	0.16%	0.01%
Supplemental data:
Net assets, end of year (000's)	$2,938,929	$2,737,845	$2,500,352	$420,920	$262,353

1  Amount represents less than $0.0005 or $(0.0005) per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if these fees were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

See accompanying notes to financial statements

PACE Mortgage-Backed Securities Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.40	$10.40	$11.47	$12.83	$13.03
Net investment income (loss)[1]	0.31	0.29	0.26	0.14	0.13
Net realized and unrealized gain (loss)	(0.05)	0.20	(0.84)	(1.20)	0.04
Net increase (decrease) from operations	0.26	0.49	(0.58)	(1.06)	0.17
Dividends from net investment income	(0.49)	(0.49)	(0.49)	(0.30)	(0.37)
Net asset value, end of year	$10.17	$10.40	$10.40	$11.47	$12.83
Total investment return[2]	2.58%	4.89%	(5.04)%	(8.25)%	1.20%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including interest expense	2.19%	2.30%	1.13%	1.19%[3]	1.14%
Expenses after fee waivers and/or expense reimbursements/recoupments, including interest expense	1.97%	2.08%	0.97%	0.97%[3]	0.98%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding interest expense	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	3.06%	2.82%	2.44%	1.15%	0.98%
Supplemental data:
Net assets, end of year (000's)	$15,265	$17,255	$18,968	$23,265	$28,960
Portfolio turnover	945%	977%	919%	817%	796%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.40	$10.40	$11.48	$12.84	$13.04
Net investment income (loss)[1]	0.34	0.31	0.29	0.17	0.16
Net realized and unrealized gains (losses)	(0.05)	0.21	(0.85)	(1.20)	0.04
Net increase (decrease) from operations	0.29	0.52	(0.56)	(1.03)	0.20
Dividends from net investment income	(0.51)	(0.52)	(0.52)	(0.33)	(0.40)
Net asset value, end of year	$10.18	$10.40	$10.40	$11.48	$12.84
Total investment return[2]	2.93%	5.15%	(4.80)%	(8.09)%	1.53%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including interest expense	1.99%	2.11%	0.94%	1.00%[3]	0.96%
Expenses after fee waivers and/or expense reimbursements/recoupments, including interest expense	1.72%	1.83%	0.72%	0.72%[3]	0.73%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding interest expense	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.31%	3.07%	2.69%	1.41%	1.23%
Supplemental data:
Net assets, end of year (000's)	$153,406	$161,965	$176,784	$230,495	$273,956
Portfolio turnover	945%	977%	919%	817%	796%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Intermediate Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.60	$10.43	$11.16	$12.78	$13.36
Net investment income (loss)[1]	0.58	0.59	0.46	0.13	0.12
Net realized and unrealized gain (loss)	(0.11)	0.17	(0.72)	(1.40)	(0.22)
Net increase (decrease) from operations	0.47	0.76	(0.26)	(1.27)	(0.10)
Dividends from net investment income	(0.58)	(0.59)	(0.47)	(0.16)	(0.17)
Distributions from net realized gain	—	—	—	(0.19)	(0.31)
Total dividends and distributions	(0.58)	(0.59)	(0.47)	(0.35)	(0.48)
Net asset value, end of year	$10.49	$10.60	$10.43	$11.16	$12.78
Total investment return[2]	4.58%	7.61%	(2.28)%	(10.08)%	(0.72)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.11%	1.11%	1.09%	1.14%	1.06%
Expenses after fee waivers and/or expense reimbursements	0.86%	0.86%	0.86%	0.91%	0.91%
Net investment income (loss)	5.48%	5.69%	4.36%	1.09%	0.95%
Supplemental data:
Net assets, end of year (000's)	$7,021	$7,522	$8,043	$9,475	$12,045
Portfolio turnover	34%	35%	214%	124%	416%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.61	$10.43	$11.16	$12.79	$13.36
Net investment income (loss)[1]	0.60	0.62	0.49	0.16	0.15
Net realized and unrealized gains (losses)	(0.11)	0.18	(0.72)	(1.41)	(0.20)
Net increase (decrease) from operations	0.49	0.80	(0.23)	(1.25)	(0.05)
Dividends from net investment income	(0.61)	(0.62)	(0.50)	(0.19)	(0.21)
Distributions from net realized gains	—	—	—	(0.19)	(0.31)
Total dividends and distributions	(0.61)	(0.62)	(0.50)	(0.38)	(0.52)
Net asset value, end of year	$10.49	$10.61	$10.43	$11.16	$12.79
Total investment return[2]	4.84%	7.88%	(2.04)%	(9.92)%	(0.39)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.88%	0.88%	0.87%	0.92%	0.85%
Expenses after fee waivers and/or expense reimbursements	0.61%	0.61%	0.61%	0.66%	0.66%
Net investment income (loss)	5.73%	5.94%	4.60%	1.35%	1.20%
Supplemental data:
Net assets, end of year (000's)	$190,845	$198,496	$206,899	$255,082	$309,129
Portfolio turnover	34%	35%	214%	124%	416%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See accompanying notes to financial statements

PACE Strategic Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.85	$11.64	$12.31	$14.33	$14.91
Net investment income (loss)[1]	0.59	0.59	0.49	0.28	0.32
Net realized and unrealized gain (loss)	(0.06)	0.23	(0.66)	(1.81)	(0.14)
Net increase (decrease) from operations	0.53	0.82	(0.17)	(1.53)	0.18
Dividends from net investment income	(0.61)	(0.57)	(0.47)	(0.32)	(0.33)
Distributions from net realized gain	—	—	—	(0.17)	(0.43)
Return of capital	—	(0.04)	(0.03)	—	—
Total dividends, distributions and return of capital	(0.61)	(0.61)	(0.50)	(0.49)	(0.76)
Net asset value, end of year	$11.77	$11.85	$11.64	$12.31	$14.33
Total investment return[2]	4.61%	7.34%	(1.30)%	(10.95)%	1.25%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.15%	1.18%	1.12%	1.03%[3]	1.00%
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.04%	1.09%	1.05%	0.90%[3]	0.94%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.90%	0.90%	0.90%	0.90%	0.93%
Net investment income (loss)	5.03%	5.10%	4.15%	2.06%	2.19%
Supplemental data:
Net assets, end of year (000's)	$6,614	$9,445	$9,612	$12,073	$15,976
Portfolio turnover	219%	190%	376%	65%	147%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.84	$11.63	$12.30	$14.32	$14.90
Net investment income (loss)[1]	0.62	0.62	0.52	0.31	0.35
Net realized and unrealized gains (losses)	(0.06)	0.23	(0.66)	(1.81)	(0.14)
Net increase (decrease) from operations	0.56	0.85	(0.14)	(1.50)	0.21
Dividends from net investment income	(0.64)	(0.60)	(0.50)	(0.35)	(0.36)
Distributions from net realized gains	—	—	—	(0.17)	(0.43)
Return of capital	—	(0.04)	(0.03)	—	—
Total dividends, distributions and return of capital	(0.64)	(0.64)	(0.53)	(0.52)	(0.79)
Net asset value, end of year	$11.76	$11.84	$11.63	$12.30	$14.32
Total investment return[2]	4.88%	7.52%	(0.97)%	(10.74)%	1.51%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	0.91%	0.95%	0.89%	0.81%[3]	0.78%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.79%	0.84%	0.80%	0.65%[3]	0.69%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.65%	0.65%	0.65%	0.65%	0.68%
Net investment income (loss)	5.28%	5.35%	4.44%	2.32%	2.44%
Supplemental data:
Net assets, end of year (000's)	$412,091	$433,768	$454,270	$562,834	$678,031
Portfolio turnover	219%	190%	376%	65%	147%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Municipal Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.19	$12.08	$12.28	$13.45	$13.40
Net investment income (loss)[1]	0.30	0.28	0.26	0.24	0.26
Net realized and unrealized gain (loss)	(0.23)	0.10	(0.20)	(1.12)	0.11
Net increase (decrease) from operations	0.07	0.38	0.06	(0.88)	0.37
Dividends from net investment income	(0.30)	(0.27)	(0.26)	(0.24)	(0.24)
Distributions from net realized gain	—	—	—	(0.05)	(0.08)
Total dividends and distributions	(0.30)	(0.27)	(0.26)	(0.29)	(0.32)
Net asset value, end of year	$11.96	$12.19	$12.08	$12.28	$13.45
Total investment return[2]	0.55%	3.23%	0.48%	(6.68)%	2.81%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.99%	0.96%	0.90%	0.92%	0.93%
Expenses after fee waivers and/or expense reimbursements	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	2.45%	2.29%	2.14%	1.90%	1.95%
Supplemental data:
Net assets, end of year (000's)	$19,378	$23,013	$26,381	$30,590	$37,068
Portfolio turnover	11%	23%	11%	14%	9%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.20	$12.09	$12.29	$13.46	$13.41
Net investment income (loss)[1]	0.33	0.31	0.29	0.28	0.29
Net realized and unrealized gains (losses)	(0.24)	0.10	(0.20)	(1.13)	0.12
Net increase (decrease) from operations	0.09	0.41	0.09	(0.85)	0.41
Dividends from net investment income	(0.32)	(0.30)	(0.29)	(0.27)	(0.28)
Distributions from net realized gains	—	—	—	(0.05)	(0.08)
Total dividends and distributions	(0.32)	(0.30)	(0.29)	(0.32)	(0.36)
Net asset value, end of year	$11.97	$12.20	$12.09	$12.29	$13.46
Total investment return[2]	0.81%	3.49%	0.74%	(6.43)%	3.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.73%	0.70%	0.64%	0.67%	0.68%
Expenses after fee waivers and/or expense reimbursements	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	2.70%	2.54%	2.39%	2.15%	2.20%
Supplemental data:
Net assets, end of year (000's)	$132,830	$161,658	$185,715	$241,502	$281,012
Portfolio turnover	11%	23%	11%	14%	9%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See accompanying notes to financial statements

PACE Global Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.02	$8.07	$8.59	$10.48	$10.58
Net investment income (loss)[1]	0.26	0.25	0.19	0.06	0.07
Net realized and unrealized gain (loss)	—	(0.04)	(0.50)	(1.50)	0.14
Net increase (decrease) from operations	0.26	0.21	(0.31)	(1.44)	0.21
Dividends from net investment income	(0.22)	(0.10)	—	(0.18)	(0.11)
Distributions from net realized gain	—	—	—	(0.12)	(0.20)
Return of capital	(0.05)	(0.16)	(0.21)	(0.15)	—
Total dividends, distributions and return of capital	(0.27)	(0.26)	(0.21)	(0.45)	(0.31)
Net asset value, end of year	$8.01	$8.02	$8.07	$8.59	$10.48
Total investment return[2]	3.30%	2.77%	(3.57)%	(14.31)%	2.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.30%	1.30%	1.23%	1.33%	1.28%
Expenses after fee waivers and/or expense reimbursements/recoupments	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income (loss)	3.23%	3.22%	2.37%	0.67%	0.67%
Supplemental data:
Net assets, end of year (000's)	$12,395	$15,117	$16,861	$20,077	$26,309
Portfolio turnover	136%	137%	189%	188%	132%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.99	$8.04	$8.57	$10.46	$10.56
Net investment income (loss)[1]	0.27	0.27	0.21	0.08	0.09
Net realized and unrealized gains (losses)	(0.01)	(0.04)	(0.51)	(1.50)	0.15
Net increase (decrease) from operations	0.26	0.23	(0.30)	(1.42)	0.24
Dividends from net investment income	(0.24)	(0.11)	—	(0.20)	(0.14)
Distributions from net realized gains	—	—	—	(0.11)	(0.20)
Return of capital	(0.05)	(0.17)	(0.23)	(0.16)	—
Total dividends, distributions and return of capital	(0.29)	(0.28)	(0.23)	(0.47)	(0.34)
Net asset value, end of year	$7.96	$7.99	$8.04	$8.57	$10.46
Total investment return[2]	3.31%	3.04%	(3.45)%	(14.04)%	2.20%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.09%	1.10%	1.04%	1.13%	1.09%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	3.42%	3.41%	2.55%	0.86%	0.85%
Supplemental data:
Net assets, end of year (000's)	$155,219	$167,619	$182,970	$229,783	$290,345
Portfolio turnover	136%	137%	189%	188%	132%
1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See accompanying notes to financial statements

PACE High Yield Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.69	$8.36	$8.39	$10.01	$9.28
Net investment income (loss)[1]	0.53	0.52	0.48	0.46	0.50
Net realized and unrealized gain (loss)	0.17	0.33	(0.02)	(1.56)	0.73
Net increase (decrease) from operations	0.70	0.85	0.46	(1.10)	1.23
Dividends from net investment income	(0.54)	(0.45)	(0.34)	(0.52)	(0.50)
Return of capital	—	(0.07)	(0.15)	—	—
Total dividends and distributions	(0.54)	(0.52)	(0.49)	(0.52)	(0.50)
Net asset value, end of year	$8.85	$8.69	$8.36	$8.39	$10.01
Total investment return[2]	8.15%	10.52%	5.77%	(11.39)%	13.48%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.26%	1.26%	1.20%[3]	1.26%	1.25%
Expenses after fee waivers and/or expense reimbursements/recoupments	1.06%	1.06%	1.06%[3]	1.06%	1.06%
Net investment income (loss)	6.10%	6.12%	5.85%	4.90%	5.12%
Supplemental data:
Net assets, end of year (000's)	$1,966	$2,804	$3,241	$3,347	$4,662
Portfolio turnover	62%	44%	33%	51%	75%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.66	$8.34	$8.38	$10.01	$9.28
Net investment income (loss)[1]	0.55	0.53	0.49	0.47	0.51
Net realized and unrealized gains (losses)	0.16	0.33	(0.02)	(1.55)	0.74
Net increase (decrease) from operations	0.71	0.86	0.47	(1.08)	1.25
Dividends from net investment income	(0.56)	(0.47)	(0.35)	(0.55)	(0.52)
Return of capital	—	(0.07)	(0.16)	—	—
Total dividends and distributions	(0.56)	(0.54)	(0.51)	(0.55)	(0.52)
Net asset value, end of year	$8.81	$8.66	$8.34	$8.38	$10.01
Total investment return[2]	8.34%	10.70%	5.89%	(11.27)%	13.78%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.08%	1.11%	1.06%[3]	1.11%	1.11%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.88%	0.88%	0.91%[3]	0.91%	0.91%
Net investment income (loss)	6.29%	6.30%	6.01%	5.06%	5.21%
Supplemental data:
Net assets, end of year (000's)	$162,291	$174,429	$184,550	$220,172	$272,938
Portfolio turnover	62%	44%	33%	51%	75%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE High Yield Investments

Financial highlights (continued)

Class P2

	Years ended July 31,			Period ended
	2025	2024	2023	July 31, 2022[5]
Net asset value, beginning of period	$8.84	$8.45	$8.43	$10.06
Net investment income (loss)[1]	0.59	0.57	0.53	0.42
Net realized and unrealized gains (losses)	0.16	0.33	(0.02)	(1.60)
Net increase (decrease) from operations	0.75	0.90	0.51	(1.18)
Dividends from net investment income	(0.53)	(0.45)	(0.34)	(0.45)
Return of capital	—	(0.06)	(0.15)	—
Total dividends and distributions	(0.53)	(0.51)	(0.49)	(0.45)
Net asset value, end of period	$9.06	$8.84	$8.45	$8.43
Total investment return[2]	8.62%	11.05%	6.28%	(11.96)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.95%	0.96%	0.89%[3]	0.95%[4]
Expenses after fee waivers and/or expense reimbursements	0.57%	0.58%	0.50%[3]	0.44%[4]
Net investment income (loss)	6.59%	6.60%	6.38%	5.45%[4]
Supplemental data:
Net assets, end of period (000's)	$7,662	$9,248	$8,788	$20,233
Portfolio turnover	62%	44%	33%	51%

4  Annualized.

5  For the period from September 16, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements

PACE Large Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.79	$20.04	$20.72	$25.34	$17.87
Net investment income (loss)[1]	0.26	0.30	0.27	0.24	0.21
Net realized and unrealized gain (loss)	2.15	2.44	2.08	(0.57)	7.51
Net increase (decrease) from operations	2.41	2.74	2.35	(0.33)	7.72
Dividends from net investment income	(0.33)	(0.35)	(0.27)	(0.17)	(0.25)
Distributions from net realized gain	(1.65)	(0.64)	(2.76)	(4.12)	—
Total dividends and distributions	(1.98)	(0.99)	(3.03)	(4.29)	(0.25)
Net asset value, end of year	$22.22	$21.79	$20.04	$20.72	$25.34
Total investment return[2]	11.66%	14.33%	13.25%	(1.88)%	43.50%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.13%[3]	1.14%[3]	1.13%[3]	1.10%[3]	1.32%[3]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.13%[3,4]	1.14%[3]	1.13%[3]	1.10%[3,4]	1.32%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.13%	1.14%	1.13%	1.10%[4]	1.12%
Net investment income (loss)	1.22%	1.51%	1.38%	1.03%	0.95%
Supplemental data:
Net assets, end of year (000's)	$87,755	$92,833	$91,624	$93,283	$103,828
Portfolio turnover	55%	43%	42%	42%	117%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.68	$19.95	$20.64	$25.27	$17.81
Net investment income (loss)[1]	0.31	0.35	0.31	0.29	0.26
Net realized and unrealized gains (losses)	2.13	2.41	2.08	(0.57)	7.50
Net increase (decrease) from operations	2.44	2.76	2.39	(0.28)	7.76
Dividends from net investment income	(0.38)	(0.39)	(0.32)	(0.23)	(0.30)
Distributions from net realized gains	(1.65)	(0.64)	(2.76)	(4.12)	—
Total dividends and distributions	(2.03)	(1.03)	(3.08)	(4.35)	(0.30)
Net asset value, end of year	$22.09	$21.68	$19.95	$20.64	$25.27
Total investment return[2]	11.91%	14.57%	13.56%	(1.66)%	43.92%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.89%[3]	0.90%[3]	0.89%[3]	0.86%[3]	1.07%[3]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3]	0.89%[3]	0.89%[3]	0.87%[3,4]	1.07%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.89%	0.89%	0.89%	0.87%[4]	0.88%
Net investment income (loss)	1.46%	1.76%	1.61%	1.27%	1.19%
Supplemental data:
Net assets, end of year (000's)	$665,781	$687,752	$732,118	$850,709	$1,018,933
Portfolio turnover	55%	43%	42%	42%	117%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

4  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Large Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.97	$13.24	$19.50	$28.94	$26.11
Net investment income (loss)[1]	(0.04)	(0.07)	(0.02)	(0.08)	(0.19)
Net realized and unrealized gain (loss)	2.52	3.13	0.89	(3.35)	7.99
Net increase (decrease) from operations	2.48	3.06	0.87	(3.43)	7.80
Distributions from net realized gain	(2.16)	(0.33)	(7.13)	(6.01)	(4.97)
Net asset value, end of year	$16.29	$15.97	$13.24	$19.50	$28.94
Total investment return[2]	15.74%	23.56%	14.26%	(15.45)%	32.62%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.14%[3]	1.15%[3]	1.15%[3]	1.13%[3]	1.13%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.13%[3]	1.13%[3]	1.13%[3]	1.13%[3]	1.13%[3]
Net investment income (loss)	(0.23)%	(0.50)%	(0.18)%	(0.35)%	(0.69)%
Supplemental data:
Net assets, end of year (000's)	$45,702	$47,595	$43,495	$47,702	$63,320
Portfolio turnover	69%	48%	67%	78%	39%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.43	$15.19	$21.21	$30.89	$27.52
Net investment income (loss)[1]	0.00[4]	(0.04)	0.01	(0.03)	(0.12)
Net realized and unrealized gains (losses)	2.92	3.61	1.13	(3.64)	8.46
Net increase (decrease) from operations	2.92	3.57	1.14	(3.67)	8.34
Dividends from net investment income	—	—	(0.03)	—	—
Distributions from net realized gains	(2.16)	(0.33)	(7.13)	(6.01)	(4.97)
Total dividends and distributions	(2.16)	(0.33)	(7.16)	(6.01)	(4.97)
Net asset value, end of year	$19.19	$18.43	$15.19	$21.21	$30.89
Total investment return[2]	16.04%	23.90%	14.49%	(15.22)%	32.89%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.91%[3]	0.91%[3]	0.91%[3]	0.89%[3]	0.90%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	0.88%[3]	0.88%[3]	0.88%[3]	0.88%[3]	0.88%[3]
Net investment income (loss)	0.02%	(0.25)%	0.07%	(0.10)%	(0.43)%
Supplemental data:
Net assets, end of year (000's)	$723,222	$734,608	$746,123	$867,605	$1,202,262
Portfolio turnover	69%	48%	67%	78%	39%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

4  Amount represents less than $0.005 per share.

See accompanying notes to financial statements

PACE Small/Medium Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.58	$17.59	$21.11	$26.33	$16.88
Net investment income (loss)[1]	0.14	0.09	0.08	0.06	0.02
Net realized and unrealized gain (loss)	(0.66)	1.99	0.20	(1.41)	9.53
Net increase (decrease) from operations	(0.52)	2.08	0.28	(1.35)	9.55
Dividends from net investment income	(0.13)	(0.09)	(0.11)	(0.05)	(0.10)
Distributions from net realized gain	(2.99)	(0.00)[2]	(3.69)	(3.82)	—
Total dividends and distributions	(3.12)	(0.09)	(3.80)	(3.87)	(0.10)
Net asset value, end of year	$15.94	$19.58	$17.59	$21.11	$26.33
Total investment return[3]	(3.71)%	11.89%	2.90%	(5.92)%	56.72%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.28%[4]	1.29%	1.25%[4]	1.20%[4]	1.20%
Expenses after fee waivers and/or expense reimbursements/recoupments	1.28%[4]	1.29%	1.25%[4]	1.20%[4]	1.20%
Net investment income (loss)	0.82%	0.49%	0.45%	0.24%	0.09%
Supplemental data:
Net assets, end of year (000's)	$11,011	$14,269	$15,198	$17,436	$19,885
Portfolio turnover	42%	119%	36%	37%	50%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.55	$18.45	$21.94	$27.22	$17.45
Net investment income (loss)[1]	0.19	0.14	0.12	0.10	0.06
Net realized and unrealized gains (losses)	(0.69)	2.09	0.22	(1.47)	9.85
Net increase (decrease) from operations	(0.50)	2.23	0.34	(1.37)	9.91
Dividends from net investment income	(0.19)	(0.13)	(0.14)	(0.09)	(0.14)
Distributions from net realized gains	(2.99)	(0.00)[2]	(3.69)	(3.82)	—
Total dividends and distributions	(3.18)	(0.13)	(3.83)	(3.91)	(0.14)
Net asset value, end of year	$16.87	$20.55	$18.45	$21.94	$27.22
Total investment return[3]	(3.49)%	12.16%	3.12%	(5.78)%	56.95%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.09%[4]	1.11%	1.07%[4]	1.01%[4]	1.02%
Expenses after fee waivers and/or expense reimbursements/recoupments	1.04%[4]	1.04%	1.04%[4]	1.04%[4,5]	1.02%
Net investment income (loss)	1.06%	0.75%	0.66%	0.41%	0.28%
Supplemental data:
Net assets, end of year (000's)	$240,441	$288,762	$304,200	$381,341	$478,837
Portfolio turnover	42%	119%	36%	37%	50%

1  Calculated using the average shares method.

2  Amount represents less than $0.005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Small/Medium Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.42	$11.89	$10.77	$21.72	$15.82
Net investment income (loss)[1]	(0.10)	(0.09)	(0.07)	(0.09)	(0.15)
Net realized and unrealized gain (loss)	0.35	0.62	1.19	(3.38)	7.42
Net increase (decrease) from operations	0.25	0.53	1.12	(3.47)	7.27
Distributions from net realized gain	(0.46)	—	—	(7.48)	(1.37)
Net asset value, end of year	$12.21	$12.42	$11.89	$10.77	$21.72
Total investment return[2]	1.67%	4.46%	10.40%	(22.59)%	47.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.28%	1.28%[3]	1.26%[3]	1.20%[3]	1.19%[3]
Expenses after fee waivers and/or expense reimbursement/recoupments	1.28%	1.28%[3]	1.26%[3]	1.20%[3]	1.19%[3]
Net investment income (loss)	(0.80)%	(0.82)%	(0.65)%	(0.60)%	(0.77)%
Supplemental data:
Net assets, end of year (000's)	$14,421	$17,003	$19,984	$21,148	$31,412
Portfolio turnover	76%	87%	94%	78%	98%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.60	$13.95	$12.61	$24.07	$17.39
Net investment income (loss)[1]	(0.09)	(0.08)	(0.06)	(0.08)	(0.13)
Net realized and unrealized gains (losses)	0.41	0.73	1.40	(3.90)	8.18
Net increase (decrease) from operations	0.32	0.65	1.34	(3.98)	8.05
Distributions from net realized gains	(0.46)	—	—	(7.48)	(1.37)
Net asset value, end of year	$14.46	$14.60	$13.95	$12.61	$24.07
Total investment return[2]	1.90%	4.66%	10.63%	(22.47)%	47.57%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.11%	1.13%[3]	1.13%[3]	1.04%[3]	1.03%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.08%	1.08%[3]	1.08%[3]	1.04%[3]	1.03%[3]
Net investment income (loss)	(0.61)%	(0.63)%	(0.47)%	(0.45)%	(0.60)%
Supplemental data:
Net assets, end of year (000's)	$228,961	$253,428	$275,171	$315,222	$475,618
Portfolio turnover	76%	87%	94%	78%	98%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE International Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.86	$17.41	$15.50	$19.03	$14.64
Net investment income (loss)[1]	0.35	0.29	0.28	0.32	0.24
Net realized and unrealized gain (loss)	2.26	1.83	2.07	(2.46)	4.34
Net increase (decrease) from operations	2.61	2.12	2.35	(2.14)	4.58
Dividends from net investment income	(0.33)	(0.59)	(0.13)	(0.37)	(0.19)
Distributions from net realized gain	(1.79)	(0.08)	(0.31)	(1.02)	—
Total dividends and distributions	(2.12)	(0.67)	(0.44)	(1.39)	(0.19)
Net asset value, end of year	$19.35	$18.86	$17.41	$15.50	$19.03
Total investment return[2]	15.71%	12.67%	15.68%	(12.06)%	31.41%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	2.01%	1.82%	1.87%	1.77%	1.64%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.91%	1.70%	1.75%	1.69%	1.58%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	1.89%	1.67%	1.78%	1.80%	1.40%
Supplemental data:
Net assets, end of year (000's)	$24,405	$23,282	$22,999	$22,049	$28,773
Portfolio turnover	44%	37%	40%	36%	48%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.69	$17.26	$15.38	$18.90	$14.54
Net investment income (loss)[1]	0.39	0.33	0.31	0.36	0.28
Net realized and unrealized gains (losses)	2.24	1.82	2.05	(2.44)	4.31
Net increase (decrease) from operations	2.63	2.15	2.36	(2.08)	4.59
Dividends from net investment income	(0.38)	(0.64)	(0.17)	(0.42)	(0.23)
Distributions from net realized gains	(1.79)	(0.08)	(0.31)	(1.02)	—
Total dividends and distributions	(2.17)	(0.72)	(0.48)	(1.44)	(0.23)
Net asset value, end of year	$19.15	$18.69	$17.26	$15.38	$18.90
Total investment return[2]	16.02%	12.95%	15.93%	(11.84)%	31.74%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.73%	1.53%	1.59%	1.49%	1.36%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.66%	1.45%	1.50%	1.44%	1.33%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.13%	1.92%	2.02%	2.07%	1.65%
Supplemental data:
Net assets, end of year (000's)	$674,924	$680,809	$719,730	$781,868	$995,293
Portfolio turnover	44%	37%	40%	36%	48%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE International Equity Investments

Financial highlights (continued)

Class P2

	Years ended July 31,		Period ended
	2025	2024	July 31, 2023[3]
Net asset value, beginning of period	$18.85	$17.27	$15.67
Net investment income (loss)[1]	0.51	0.42	0.12
Net realized and unrealized gains (losses)	2.28	1.84	1.48
Net increase (decrease) from operations	2.79	2.26	1.60
Dividends from net investment income	(0.33)	(0.60)	—
Distributions from net realized gains	(1.79)	(0.08)	—
Total dividends and distributions	(2.12)	(0.68)	—
Net asset value, end of period	$19.52	$18.85	$17.27
Total investment return[2]	16.69%	13.58%	10.21%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.68%	1.47%	1.46%[4]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.07%	0.85%	0.85%[4]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.42%	0.41%	0.43%[4]
Net investment income (loss)	2.79%	2.45%	2.12%[4]
Supplemental data:
Net assets, end of period (000's)	$17,194	$14,903	$19,398
Portfolio turnover	44%	37%	40%

3  For the period from March 28, 2023 (commencement of operations) through July 31, 2023.

4  Annualized.

See accompanying notes to financial statements

PACE International Emerging Markets Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.95	$13.06	$12.01	$16.87	$13.79
Net investment income (loss)[1]	0.16	0.14	0.18	0.22	0.05
Net realized and unrealized gain (loss)	2.17	(0.10)	1.13	(3.42)	3.18
Net increase (decrease) from operations	2.33	0.04	1.31	(3.20)	3.23
Dividends from net investment income	(0.12)	(0.15)	(0.26)	(0.23)	(0.15)
Distributions from net realized gain	—	—	—	(1.43)	—
Total dividends and distributions	(0.12)	(0.15)	(0.26)	(1.66)	(0.15)
Net asset value, end of year	$15.16	$12.95	$13.06	$12.01	$16.87
Total investment return[2]	18.15%	0.35%	11.14%	(20.49)%	23.45%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.61%[3]	1.68%[3]	1.68%	1.75%[3]	1.66%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.45%[3]	1.45%[3]	1.46%	1.45%[3]	1.55%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.45%	1.45%	1.45%	1.45%	1.55%
Net investment income (loss)	1.16%	1.10%	1.54%	1.53%	0.33%
Supplemental data:
Net assets, end of year (000's)	$2,886	$2,984	$3,462	$3,456	$5,033
Portfolio turnover	70%	66%	81%	57%	82%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.00	$13.12	$12.07	$16.95	$13.85
Net investment income (loss)[1]	0.20	0.17	0.21	0.26	0.10
Net realized and unrealized gains (losses)	2.19	(0.11)	1.13	(3.43)	3.18
Net increase (decrease) from operations	2.39	0.06	1.34	(3.17)	3.28
Dividends from net investment income	(0.16)	(0.18)	(0.29)	(0.28)	(0.18)
Distributions from net realized gains	—	—	—	(1.43)	—
Total dividends and distributions	(0.16)	(0.18)	(0.29)	(1.71)	(0.18)
Net asset value, end of year	$15.23	$13.00	$13.12	$12.07	$16.95
Total investment return[2]	18.55%	0.54%	11.43%	(20.28)%	23.75%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.39%[3]	1.46%[3]	1.46%	1.54%[3]	1.44%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.20%[3]	1.20%[3]	1.21%	1.20%[3]	1.30%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.20%	1.20%	1.20%	1.20%	1.30%
Net investment income (loss)	1.44%	1.36%	1.77%	1.81%	0.59%
Supplemental data:
Net assets, end of year (000's)	$240,244	$230,611	$262,098	$288,057	$386,507
Portfolio turnover	70%	66%	81%	57%	82%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

4  For the period from March 17, 2023 (commencement of operations) through July 31, 2023.

5  Annualized.

PACE International Emerging Markets Equity Investments

Financial highlights (continued)

Class P2

	Years ended July 31,		Period ended
	2025	2024	July 31, 2023[4]
Net asset value, beginning of period	$13.08	$13.14	$11.61
Net investment income (loss)[1]	0.25	0.22	0.15
Net realized and unrealized gains (losses)	2.21	(0.12)	1.38
Net increase (decrease) from operations	2.46	0.10	1.53
Dividends from net investment income	(0.08)	(0.16)	—
Total dividends and distributions	(0.08)	(0.16)	0.00
Net asset value, end of period	$15.46	$13.08	$13.14
Total investment return[2]	18.83%	0.89%	13.18%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.29%[3]	1.34%[3]	1.31%[5]
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.89%[3]	0.93%[3]	0.92%[5]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.89%	0.93%	0.91%[5]
Net investment income (loss)	1.83%	1.72%	3.14%[5]
Supplemental data:
Net assets, end of period (000's)	$217,041	$147,133	$111,478
Portfolio turnover	70%	66%	81%

See accompanying notes to financial statements

PACE Global Real Estate Securities Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.90	$6.59	$7.26	$8.42	$6.13
Net investment income (loss)[1]	0.12	0.09	0.08	0.06	0.08
Net realized and unrealized gain (loss)	(0.38)	0.30	(0.71)	(0.98)	2.38
Net increase (decrease) from operations	(0.26)	0.39	(0.63)	(0.92)	2.46
Dividends from net investment income	(0.11)	(0.08)	(0.04)	(0.22)	(0.17)
Return of capital	—	—	—	(0.02)	—
Total dividends, distributions and return of capital	(0.11)	(0.08)	(0.04)	(0.24)	(0.17)
Net asset value, end of year	$6.53	$6.90	$6.59	$7.26	$8.42
Total investment return[2]	(3.84)%	5.96%	(8.63)%	(11.29)%	40.73%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.89%	1.97%[3]	1.71%[3]	1.58%[3]	1.62%[3]
Expenses after fee waivers and/or expense reimbursements	1.45%	1.45%[3]	1.45%[3]	1.45%[3]	1.45%[3]
Net investment income (loss)	1.72%	1.39%	1.29%	0.72%	1.06%
Supplemental data:
Net assets, end of year (000's)	$120	$151	$208	$321	$409
Portfolio turnover	29%	46%	18%	76%	117%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.59	$6.30	$6.96	$8.08	$5.89
Net investment income (loss)[1]	0.13	0.10	0.10	0.07	0.09
Net realized and unrealized gains (losses)	(0.37)	0.29	(0.69)	(0.93)	2.28
Net increase (decrease) from operations	(0.24)	0.39	(0.59)	(0.86)	2.37
Dividends from net investment income	(0.12)	(0.10)	(0.07)	(0.24)	(0.18)
Return of capital	—	—	—	(0.02)	—
Total dividends, distributions and return of capital	(0.12)	(0.10)	(0.07)	(0.26)	(0.18)
Net asset value, end of year	$6.23	$6.59	$6.30	$6.96	$8.08
Total investment return[2]	(3.61)%	6.24%	(8.44)%	(11.04)%	41.05%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.85%	1.92%[3]	1.74%[3]	1.56%[3]	1.65%[3]
Expenses after fee waivers and/or expense reimbursements	1.20%	1.20%[3]	1.20%[3]	1.20%[3]	1.20%[3]
Net investment income (loss)	2.00%	1.68%	1.68%	0.97%	1.32%
Supplemental data:
Net assets, end of year (000's)	$52,884	$62,060	$67,451	$90,302	$114,494
Portfolio turnover	29%	46%	18%	76%	117%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

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PACE Alternative Strategies Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.09	$10.54	$10.48	$11.30	$11.05
Net investment income (loss)[1]	0.16	0.21	0.18	(0.14)	(0.17)
Net realized and unrealized gain (loss)	0.50	0.72	0.13	0.01	0.96
Net increase (decrease) from operations	0.66	0.93	0.31	(0.13)	0.79
Dividends from net investment income	(0.48)	(0.38)	—	—	(0.14)
Distributions from net realized gain	(0.35)	—	(0.25)	(0.69)	(0.40)
Total dividends and distributions	(0.83)	(0.38)	(0.25)	(0.69)	(0.54)
Net asset value, end of year	$10.92	$11.09	$10.54	$10.48	$11.30
Total investment return[2]	6.05%	9.19%	3.01%	(1.17)%	7.21%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	3.29%	2.75%	2.95%	2.92%	2.93%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.55%	2.44%	2.62%	2.65%	2.81%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.83%	1.83%	1.83%	1.88%	1.88%
Net investment income (loss)	1.45%	1.95%	1.69%	(1.27)%	(1.47)%
Supplemental data:
Net assets, end of year (000's)	$3,357	$3,379	$3,798	$4,727	$5,995
Portfolio turnover	497%	368%	423%	406%	418%

Class P

	Years ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.10	$10.55	$10.47	$11.26	$11.01
Net investment income (loss)[1]	0.19	0.24	0.21	(0.11)	(0.14)
Net realized and unrealized gains (losses)	0.49	0.72	0.12	0.01	0.96
Net increase (decrease) from operations	0.68	0.96	0.33	(0.10)	0.82
Dividends from net investment income	(0.51)	(0.41)	—	—	(0.17)
Distributions from net realized gains	(0.35)	—	(0.25)	(0.69)	(0.40)
Total dividends and distributions	(0.86)	(0.41)	(0.25)	(0.69)	(0.57)
Net asset value, end of year	$10.92	$11.10	$10.55	$10.47	$11.26
Total investment return[2]	6.42%	9.37%	3.21%	(0.90)%	7.53%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	3.02%	2.48%	2.69%	2.67%	2.68%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.30%	2.19%	2.37%	2.40%	2.57%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.58%	1.58%	1.58%	1.63%	1.63%
Net investment income (loss)	1.70%	2.19%	1.96%	(1.01)%	(1.22)%
Supplemental data:
Net assets, end of year (000's)	$257,350	$281,029	$314,136	$391,351	$447,508
Portfolio turnover	497%	368%	423%	406%	418%
1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Alternative Strategies Investments

Financial highlights (concluded)

Class P2

	Years ended July 31,		Period ended
	2025	2024	July 31, 2023[3]
Net asset value, beginning of period	$11.12	$10.48	$10.56
Net investment income (loss)[1]	0.22	0.28	0.18
Net realized and unrealized gains (losses)	0.47	0.72	(0.01)
Net increase (decrease) from operations	0.69	1.00	0.17
Dividends from net investment income	(0.42)	(0.36)	—
Distributions from net realized gains	(0.35)	—	(0.25)
Total dividends and distributions	(0.77)	(0.36)	(0.25)
Net asset value, end of period	$11.04	$11.12	$10.48
Total investment return[2]	6.34%	9.85%	1.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	2.85%	2.53%	1.96%[4]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	2.14%	1.73%	1.27%[4]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.41%	1.12%	0.86%[4]
Net investment income (loss)	1.98%	2.62%	2.26%[4]
Supplemental data:
Net assets, end of period (000's)	$17,136	$57,846	$53,575
Portfolio turnover	497%	368%	423%

3  For the period from November 14, 2022 (commencement of operations) through July 31, 2023

4  Annualized.

See accompanying notes to financial statements

PACE Select Advisors Trust

Notes to financial statements

Organization and significant accounting policies

PACE Select Advisors Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has fifteen series available for investment, each having its own investment objectives and policies: UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (each a "Portfolio" and collectively, the "Portfolios"). Each of the Portfolios is classified as a diversified investment company for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM"), serves as the investment manager and administrator for the Portfolios and also as the investment advisor for UBS Government Money Market Investments Fund and a portion of PACE Alternative Strategies Investments' assets. Subject to the approval and oversight of the Portfolios' Board of Trustees (the "Board"), UBS AM selects and oversees other investment subadvisors, who provide advisory services for the Portfolios. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Portfolios. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Each Portfolio currently offers Class A, Class P, and Class P2 shares, with the exception of UBS Government Money Market Investments Fund, which currently offers Class P shares only. Each class represents interests in the same assets of the applicable Portfolio and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges, certain transfer agency and related services expenses and class specific fee/expense waiver arrangements. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P and Class P2 shares have no service or distribution plan. The Portfolios' Class P shares currently are available for purchase only to participants in the PACESM Select Advisors Program and certain other advisory programs offered through select sponsors, except that UBS Government Money Market Investments Fund shares are also available to participants in the PACESM Multi Advisor Program. Class P2 shares are only available for purchase by a limited group of investors, including on behalf of certain investors of a fee-based program or other advisory programs in which UBS AM exercises investment discretion and for which such investors pay UBS AM a fee, or pay an affiliate of UBS AM a fee, and UBS AM receives compensation, to participate in such programs; on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such investors pay an advisory fee; and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Prior to August 30, 2024, the Portfolios offered Class Y shares. At the recommendation of UBS AM, the Board of Trustees of the Trust approved the closure of Class Y of each Portfolio and the automatic conversion of Class Y shares of each Portfolio into Class P shares of the same Portfolio (the "Conversion").

PACE Select Advisors Trust

Notes to financial statements

Effective on August 30, 2024 (the "Closure Date"), the Portfolios ceased offering Class Y shares. New or additional investments into Class Y shares, including investments through an automatic investment plan, were not permitted after the Closure Date.

On November 15, 2024 (the "Conversion Date"), all outstanding Class Y shares of each Portfolio were automatically converted into Class P shares of the same Portfolio.

The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

In the normal course of business, the Portfolios may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS Government Money Market Investments Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Portfolio has adopted a policy to operate as a "government money market fund" and as such the Portfolio is permitted to seek to maintain a stable price per share. In addition, by operating as a "government money market fund", the Portfolio is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio's Board may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Portfolios' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds' portfolio management teams act as the Funds' CODM. Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each of the Funds as a whole, and the Funds' long-term strategic asset allocation is pre-determined in accordance with the Funds' single investment objective which is executed by the Funds' portfolio managers as a team. The financial information in the form of the Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying Statements of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying Statements of operations.

PACE Select Advisors Trust

Notes to financial statements

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Portfolios in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

PACE Select Advisors Trust

Notes to financial statements

The ability of the issuers of debt securities held by the Portfolios' to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

At July 31, 2025, PACE International Emerging Markets Equity Investments had exposure to Russian or Ukrainian securities. Such exposure was limited to less than 1% of each such Portfolio's assets as of such date. PACE International Emerging Markets Equity Investments had 3.8% of its assets in such securities as of January 31, 2022, which holdings were subsequently sold or declined in value to represent under 1% of that Portfolio's assets. The escalating conflict between Ukraine and the Russian Federation, especially after Russia invaded Ukraine in March 2022, has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, a Portfolio's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, as amended ("Rule 2a-7"), UBS Government Money Market Investments Fund has adopted a policy to operate as a "government money market fund". Under Rule 2a-7, a "government money market fund" invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a "government money market fund", UBS Government Money Market Investments Fund values its investments at amortized cost unless the Portfolio's Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than UBS Government Money Market Investments Fund) calculates its net asset value based on the current market value, where available, for its Portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

PACE Select Advisors Trust

Notes to financial statements

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio's net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio's investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios' use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness

PACE Select Advisors Trust

Notes to financial statements

of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Portfolios' portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Portfolio's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio's portfolio of investments.

Investments

Asset-backed securities—Certain Portfolios may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Loan assignments and participations—Certain Portfolio's may invest in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") which may be in the form of participations ("Participations")

PACE Select Advisors Trust

Notes to financial statements

in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. A Portfolio may invest in multiple series or tranches of a Loan, which may have varying terms and carry different associated risks. Participations typically result in a Portfolio having a contractual relationship only with the Lender, not with the borrower. A Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Portfolio will acquire Participations only if its subadvisor determines that the selling Lender is creditworthy. When a Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Portfolio is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Portfolio. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Mortgage-backed securities—Certain Portfolios may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the

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Notes to financial statements

principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts—Certain Portfolios may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Portfolio estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Portfolio updates its accounting and/or tax books and records.

Repurchase agreements—The Portfolios may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolios maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolios and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. Certain Portfolios obtain securities on terms that allow it to resell or repledge the securities to others.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Portfolios upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Portfolio's investment strategies and limitations, may require the Portfolios to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risks.

Each Portfolio may participate in joint repurchase agreement transactions with other Portfolios managed, advised or sub-advised by UBS AM. Under certain circumstances, the Portfolios may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Portfolios at the end of the day in order to avoid having the Portfolios potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Portfolio's portfolio footnotes.

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Notes to financial statements

Reverse repurchase agreements—Certain Portfolios may enter into reverse repurchase agreements with qualified third party banks, securities dealers or their affiliates. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio establishes and maintains a segregated account with the Portfolio's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

During the period ended July 31, 2025, only PACE Mortgage-Backed Securities Fixed Income Investments utilized reverse repurchase agreement transactions.

The table below represents the remaining contractual maturity as of July 31, 2025, of the reverse repurchase agreement transactions accounted for as secured borrowings.

PACE Mortgage-Backed Securities Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse repurchase agreements	$—	$36,508,560	$—	$—	$36,508,560

Securities traded on to-be-announced basis—Certain Portfolios may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales "against the box"—Each Portfolio (other than UBS Government Money Market Investments Fund and PACE Municipal Fixed Income Investments) may engage in short sale transactions of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). A Portfolio might make a short sale "against the box" to hedge against market risks when its subadvisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for a security owned by the Portfolio.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. Any loss in the Portfolio's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. When a Portfolio sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Portfolio maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expense, in connection with opening, maintaining and closing short sales "against the box". These dividends and interest are booked as an expense or liability to the Portfolio.

Treasury Inflation Protected Securities—The Portfolios may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied

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decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Treasury roll transactions—Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, a Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and date. The Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase and sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Portfolio and the counterparty over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio's net investment income and dividends to shareholders may be adversely impacted.

Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. During the period ended July 31, 2025, PACE Strategic Fixed Income Investments utilized treasury roll transactions.

PACE Strategic Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
US government obligations	$—	$9,812,545	$—	$—	$9,812,545

Uncovered short sales—PACE Mortgage-Backed Securities Fixed Income Investments (with respect to securities issued by the US Treasury and TBA securities coupon trades), PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may engage in short sale transactions in which the Portfolio sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio will realize a gain if the security declines in price between those same dates. Each Portfolio segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Portfolio.

Because a Portfolio's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Portfolio's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Portfolio's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Portfolio. In addition, PACE Large Co Value Equity Investments and PACE International Equity Investments may invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing each Portfolio's return and loss potential. PACE Large Co Value Equity Investments and

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Notes to financial statements

PACE International Equity Investments may also engage in short sale transactions that are effected through their custodian and may deliver cash received in connection with its securities lending activity to the custodian as collateral to secure the short sale transactions.

For the period ended July 31, 2025, PACE Large Co Value Equity Investments and PACE Global Real Estate Securities Investments did not engage in any short sale transactions.

Unfunded loan commitments—A Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statement of assets and liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Portfolio's NAV as if the Portfolio had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

Under the terms of the contract, the Portfolio has the option to assign (sell) all or portion of the unfunded loan commitment. Upon the completion of such assignment, the Portfolio is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Portfolio sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of assets and liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Portfolio's unfunded loan commitments liability.

Unfunded loan commitments, if any, are disclosed within the Portfolio of investments and Statement of assets and liabilities.

Derivative instruments

Purchased options—Certain Portfolios may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Portfolios pay a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—Certain Portfolios may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

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Notes to financial statements

When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included on the Portfolio's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which a Portfolio has written, is exercised, the Portfolio recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Portfolio has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Portfolio trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Portfolio will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Portfolio will be obligated to enter into a swap agreement.

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event. At July 31, 2025, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investment and PACE Alternative Strategies Investments had maximum payout amounts of approximately $549,055,000, and $547,500 and $27,303,511 respectively, relating to written put option contracts.

Futures contracts—Certain Portfolios may purchase or sell futures contracts to increase or reduce their exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, a Portfolio is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by a Portfolio, depending on the daily fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts that are held through swap contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Portfolio will not achieve the anticipated benefits of the futures contractor may realize a loss.

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Notes to financial statements

Futures contracts, if any, are shown as fund holdings within the Portfolio of investments. Variation margin, if applicable, is shown in receivable or payable for variation margin on futures contracts within the Statement of assets and liabilities.

Swap agreements—Certain Portfolios may engage in swap agreements, including, but not limited to, interest rate, credit default, total return. A Portfolio expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the Portfolio's duration, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Portfolios accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as change in unrealized appreciation or depreciation on swap agreements.

Certain Portfolios may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Portfolio would make periodic payments to the counterparty, and the Portfolio would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Portfolios typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Portfolio would receive periodic payments from the counterparty, and the Portfolios would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Portfolios will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Portfolio typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Portfolios had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit

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Notes to financial statements

default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Portfolio is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Portfolio for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the realized price variance of the underlying asset is less than the strike price. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Portfolio will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Portfolio's risk of loss will consist of the net amount of interest or other payments that the Portfolio is contractually

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entitled to receive. Therefore, the Portfolio would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Forward foreign currency contracts—Certain Portfolios may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Portfolios. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Portfolios on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Under US GAAP, investment companies do not qualify for hedge accounting. Accordingly, even though a Portfolio's investments in derivatives may represent economic hedges, they are considered to be "non-hedge transactions" for purposes of disclosure under US GAAP.

The volume of derivatives as disclosed in each Portfolio's portfolio of investments is representative of the volume of derivatives outstanding during the period ended July 31, 2025.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Portfolios may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Portfolio's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of July 31, 2025 is reflected in the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2025, the Portfolios had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$724,627	$—	$—	$—	$724,627
Futures contracts	201,522	—	—	—	201,522
Swap contracts	4,261,549	—	—	—	4,261,549
Total value	$5,187,698	$—	$—	$—	$5,187,698
PACE Intermediate Fixed Income Investments
Futures contracts	$1,522,761	$—	$—	$—	$1,522,761
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$165	$—	$—	$—	$165
Futures contracts	1,848,585	—	—	—	1,848,585
Swap contracts	499,376	—	299,337	—	798,713
Forward foreign currency contracts	—	319,979	—	—	319,979
Total value	$2,348,126	$319,979	$299,337	$—	$2,967,442
PACE Global Fixed Income Investments
Futures contracts	$238,934	$—	$—	$—	$238,934
Forward foreign currency contracts	—	470,804	—	—	470,804
Total value	$238,934	$470,804	$—	$—	$709,738
PACE High Yield Investments
Forward foreign currency contracts	$—	$1,224,075	$—	$—	$1,224,075
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$50,798	$—	$—	$50,798
PACE Alternative Strategies Investments
Options and swaptions purchased	$386,928	$662,585	$—	$328,040	$1,377,553
Futures contracts	140,097	—	—	51,482	191,579
Swap contracts	121,877	—	24,668	817,454	963,999
Forward foreign currency contracts	—	451,444	—	—	451,444
Total value	$648,902	$1,114,029	$24,668	$1,196,976	$2,984,575

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions written	$(43,821)	$—	$—	$—	$(43,821)
Swap Contracts	(1,761,714)	—	—	—	(1,761,714)
Total	$(1,805,535)	$—	$—	$—	$(1,805,535)
PACE Intermediate Fixed Income Investments
Futures Contracts	$(41,898)	$—	$—	$—	$(41,898)
PACE Strategic Fixed Income Investments
Options and swaptions written	$(5,594)	$—	$—	$—	$(5,594)
Futures Contracts	(218,959)	—	—	—	(218,959)
Swap Contracts	(210,715)	—	—	—	(210,715)
Forward foreign currency contracts	—	(247,111)	—	—	(247,111)
Total	$(435,268)	$(247,111)	$—	$—	$(682,379)
PACE Global Fixed Income Investments
Futures Contracts	$(296,987)	$—	$—	$—	$(296,987)
Forward foreign currency contracts	—	(740,632)	—	—	(740,632)
Total	$(296,987)	$(740,632)	$—	$—	$(1,037,619)
PACE High Yield Investments
Forward foreign currency contracts	$—	$(34,683)	$—	$—	$(34,683)
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$(111,771)	$—	$—	$(111,771)
PACE Alternative Strategies Investments
Options and swaptions written	$(566,919)	$(25,234)	$—	$(7,031)	$(599,184)
Futures Contracts	(103,807)	—	—	(178,972)	(282,779)
Swap Contracts	(169,455)	—	(105,212)	(196,196)	(470,863)
Forward foreign currency contracts	—	(558,922)	—	—	(558,922)
Total	$(840,181)	$(584,156)	$(105,212)	$(382,199)	$(1,911,748)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

During the period ended July 31, 2025, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(925,345)	$—	$—	$—	$(925,345)
Options and swaptions written	594,102	—	—	—	594,102
Futures contracts	(126,754)	—	—	—	(126,754)
Swap contracts	2,020,876	—	—	—	2,020,876
Total net realized gains (loss)	$1,562,879	$—	$—	$—	$1,562,879
PACE Intermediate Fixed Income Investments
Futures contracts	$(3,070,785)	$—	$—	$—	$(3,070,785)
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$(7,218)	$14,953	$—	$—	$7,735
Options and swaptions written	152,214	—	—	—	152,214
Futures contracts	(2,339,956)	—	—	—	(2,339,956)
Swap contracts	439,350	—	(21,622)	—	417,728
Forward foreign currency contracts	—	(316,744)	—	—	(316,744)
Total net realized gains (loss)	$(1,755,610)	$(301,791)	$(21,622)	$—	$(2,079,023)
PACE Global Fixed Income Investments
Futures contracts	$(1,054,299)	$—	$—	$—	$(1,054,299)
Forward foreign currency contracts	—	1,643,497	—	—	1,643,497
Total net realized gains (loss)	$(1,054,299)	$1,643,497	$—	$—	$589,198
PACE High Yield Investments
Forward foreign currency contracts	$—	$(4,191,805)	$—	$—	$(4,191,805)
PACE Alternative Strategies Investments
Options and swaptions purchased	$705,170	$(431,565)	$—	$2,221,483	$2,495,088
Options and swaptions written	419,685	265,494	—	(420,935)	264,244
Futures contracts	301,476	(352,610)	—	780,963	729,829
Swap contracts	2,624,576	—	(101,283)	(683,178)	1,840,115
Forward foreign currency contracts	—	(442,416)	—	—	(442,416)
Total net realized gains (loss)	$4,050,907	$(961,097)	$(101,283)	$1,898,333	$4,886,860

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

PACE Select Advisors Trust

Notes to financial statements

During the period ended July 31, 2025, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(207,249)	$—	$—	$—	$(207,249)
Options and swaptions written	137,441	—	—	—	137,441
Futures contracts	(70,143)	—	—	—	(70,143)
Swap contracts	(973,164)	—	—	—	(973,164)
Net change in appreciation (depreciation)	$(1,113,115)	$—	$—	$—	$(1,113,115)
PACE Intermediate Fixed Income Investments
Futures contracts	$59,642	$—	$—	$—	$59,642
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$(37,555)	$36,632	$—	$—	$(923)
Options and swaptions written	31,770	(4,099)	—	—	27,671
Futures contracts	(670,551)	—	—	(28,734)	(699,285)
Swap contracts	179,996	—	22,963	—	202,959
Forward foreign currency contracts	—	69,382	—	—	69,382
Net change in appreciation (depreciation)	$(496,340)	$101,915	$22,963	$(28,734)	$(400,196)
PACE Global Fixed Income Investments
Futures contracts	$(162,077)	$—	$—	$—	$(162,077)
Forward foreign currency contracts	—	(1,053,673)	—	—	(1,053,673)
Net change in appreciation (depreciation)	$(162,077)	$(1,053,673)	$—	$—	$(1,215,750)
PACE High Yield Investments
Forward foreign currency contracts	$—	$1,508,483	$—	$—	$1,508,483
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$(60,973)	$—	$—	$(60,973)
PACE Alternative Strategies Investments
Options and swaptions purchased	$379,106	$(1,009,074)	$—	$(808,753)	$(1,438,721)
Options and swaptions written	(404,964)	94,253	—	289,380	(21,331)
Futures contracts	40,491	—	—	343,293	383,784
Swap contracts	239,060	—	3,133	565	242,758
Forward foreign currency contracts	—	3,672	—	—	3,672
Net change in appreciation (depreciation)	$253,693	$(911,149)	$3,133	$(175,515)	$(829,838)

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

PACE Select Advisors Trust

Notes to financial statements

Offsetting of certain derivatives—The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counter parties in order to, among other things, reduce their credit risk to counter parties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At July 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$5,187,698	$(1,805,535)
Derivatives not subject to a MNA or similar agreements	(4,463,071)	1,761,714
Total gross amount of assets and liabilities subject to MNA or similar agreements	$724,627	$(43,821)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$14	$—	$—	$14
BOA	472,930	(5,906)	—	467,024
CITI	350	(350)	—	—
DB	190,097	(5,471)	—	184,626
GS	13,899	(4,909)	—	8,990
JPMCB	4,967	(4,967)	—	—
MSCI	42,370	(9,941)	—	32,429
Total	$724,627	$(31,544)	$—	$693,083
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BNP	$(1,973)	$—	$—	$(1,973)
BOA	(5,906)	5,906	—	—
CITI	(5,799)	350	—	(5,449)
DB	(5,471)	5,471	—	—
GS	(4,909)	4,909	—	—
JPMCB	(9,822)	4,967	—	(4,855)
MSCI	(9,941)	9,941	—	—
Total	$(43,821)	$31,544	$—	$(12,277)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency

PACE Select Advisors Trust

Notes to financial statements

contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At July 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Intermediate Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$1,522,761	$(41,898)
Derivatives not subject to a MNA or similar agreements	(1,522,761)	41,898
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At July 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Strategic Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$2,967,442	$(682,379)
Derivatives not subject to a MNA or similar agreements	(2,387,905)	429,674
Total gross amount of assets and liabilities subject to MNA or similar agreements	$579,537	$(252,705)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$18,081	$—	$—	$18,081
BNP	51,056	(47,894)	—	3,162
BOA	4,887	(4,807)	—	80
CITI	78,758	(78,758)	—	—
DB	60,671	(5,121)	—	55,550
GS	1,166	(1,166)	—	—
GSI	196,992	(23,938)	—	173,054
HSBC	10,667	(10,667)	—	—
JPMCB	157,258	(27,887)	—	129,371
MSCI	1	(1)	—	—
Total	$579,537	$(200,239)	$—	$379,298

PACE Select Advisors Trust

Notes to financial statements

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(926)	$—	$—	$(926)
BNP	(47,894)	47,894	—	—
BOA	(4,807)	4,807	—	—
CITI	(103,811)	78,758	—	(25,053)
DB	(5,121)	5,121	—	—
GS	(9,933)	1,166	8,767	—
GSI	(23,938)	23,938	—	—
HSBC	(27,624)	10,667	—	(16,957)
JPMCB	(27,887)	27,887	—	—
MSCI	(764)	1	—	(763)
Total	$(252,705)	$200,239	$8,767	$(43,699)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At July 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Global Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$709,738	$(1,037,619)
Derivatives not subject to a MNA or similar agreements	(238,934)	296,987
Total gross amount of assets and liabilities subject to MNA or similar agreements	$470,804	$(740,632)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$4,879	$(4,879)	$—	$—
BNP	159,767	(159,767)	—	—
CITI	43,579	(16,918)	—	26,661
GSI	94,190	(48,532)	—	45,658
HSBC	45,174	(1,453)	—	43,721
MSCI	77,596	(77,596)	—	—
SSB	45,619	(45,619)	—	—
Total	$470,804	$(354,764)	$—	$116,040

PACE Select Advisors Trust

Notes to financial statements

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(56,125)	$4,879	$—	$(51,246)
BNP	(202,931)	159,767	—	(43,164)
CITI	(16,918)	16,918	—	—
GSI	(48,532)	48,532	—	—
HSBC	(1,453)	1,453	—	—
MSCI	(121,485)	77,596	—	(43,889)
SSB	(293,188)	45,619	—	(247,569)
Total	$(740,632)	$354,764	$—	$(385,868)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At July 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE High Yield Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$1,224,075	$(34,683)
Derivatives not subject to a MNA or similar agreements	(1,224,075)	34,683
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At July 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Large Co Value Equity Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$50,798	$(111,771)
Derivatives not subject to a MNA or similar agreements	(50,798)	111,771
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the

PACE Select Advisors Trust

Notes to financial statements

futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At July 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Alternative Strategies Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$2,984,575	$(1,911,748)
Derivatives not subject to a MNA or similar agreements	(338,124)	557,293
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,646,451	$(1,354,455)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$72,502	$(43,881)	$28,621	$—
BNP	109,647	(81,273)	—	28,374
BOA	27,135	(27,135)	—	—
CITI	42,427	(4,457)	37,970	—
CS	106	—	—	106
DB	53,196	(31,912)	—	21,284
GS	240,186	(211,554)	28,632	—
GSI	12,658	-—	—	12,658
HSBC	9,390	(9,390)	—	—
JPMCB	1,231,200	(462,374)	768,710	116
MCM	9,679	(9,150)	—	529
MSCI	786,197	(409,286)	—	376,911
SCB	22,972	(22,972)	—	—
SG	10,761	(7,457)	—	3,304
SGS	320	—	—	320
SSB	10,005	(724)	—	9,281
WF	8,070	—	—	8,070
Total	$2,646,451	$(1,321,565)	$863,933	$460,953

PACE Select Advisors Trust

Notes to financial statements

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(43,881)	$43,881	$—	$—
BNP	(81,273)	81,273	—	—
BOA	(39,171)	27,135	—	(12,036)
CITI	(4,457)	4,457	—	—
CS	—	—	—
DB	(31,912)	31,912	—	—
GS	(211,554)	211,554	—	—
GSI	—	—	—	—
HSBC	(10,391)	9,390	—	(1,001)
JPMCB	(462,374)	462,374	—	—
MCM	(9,150)	9,150	—	—
MSCI	(409,286)	409,286	—	—
SCB	(40,419)	22,972	—	(17,447)
SG	(7,457)	7,457	—	—
SGS	—	—	—	—
SSB	(724)	724	—	—
SSC	(1)	—	—	(1)
WF	(2,405)	—	—	(2,405)
Total	$(1,354,455)	$1,321,565	$—	$(32,890)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value while forward foreign currency contracts and OTC swap agreements are shown within unrealized appreciation/depreciation of forward foreign currency contracts and unrealized appreciation/depreciation on OTC swap agreements. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment management and administration fees and other transactions with affiliates

The Trust has entered into an investment management and administration contract ("Management Contract") with UBS AM. In accordance with the Management Contract, each Portfolio paid UBS AM investment management and administration fees, which were accrued daily and paid monthly, in accordance with the following schedule as of July 31, 2025:

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
UBS Government Money Market Investments Fund	0.250%
PACE Mortgage-Backed Securities Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Intermediate Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
PACE Strategic Fixed Income Investments	0.550% up to $250 million
0.500% above $250 million up to $500 million
0.475% above $500 million up to $750 million
0.450% above $750 million up to 1 billion
0.425% above $1 billion up to $1.25 billion
0.400% above $1.25 billion
PACE Municipal Fixed Income Investments	0.500% up to $250 million 0.450% above $250 million up to $500 million 0.425% above $500 million up to $750 million 0.400% above $750 million up to $1 billion 0.375% above $1 billion
PACE Global Fixed Income Investments	0.600% up to $500 million 0.575% above $500 million up to $1 billion 0.550% above $1 billion
PACE High Yield Investments	0.700% up to $500 million 0.650% above $500 million on up to $1 billion 0.625% above $1 billion up to $1.5 billion 0.600% above $1.5 billion up to $2 billion 0.575% above $2 billion
PACE Large Co Value Equity Investments	0.800% up to $250 million 0.770% above $250 million up to $500 million 0.730% above $500 million up to $1 billion 0.700% above $1 billion
PACE Large Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million up to $1 billion 0.750% above $1 billion up to $1.5 billion 0.725% above $1.5 billion up to $2 billion 0.700% above $2 billion
PACE Small/Medium Co Value Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE Small/Medium Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE International Equity Investments	0.900% up to $500 million 0.875% above $500 million up to $1 billion 0.850% above $1 billion up to $1.5 billion 0.825% above $1.5 billion up to $2 billion 0.800% above $2 billion
PACE International Emerging Markets Equity Investments	1.000% up to $500 million 0.975% above $500 million up to $1 billion 0.950% above $1 billion up to $1.5 billion 0.925% above $1.5 billion up to $2 billion 0.900% above $2 billion
PACE Global Real Estate Securities Investments	0.800% up to $500 million 0.750% above $500 million up to $1 billion 0.725% above $1 billion up to $1.5 billion 0.700% above $1.5 billion up to $2 billion 0.675% above $2 billion
PACE Alternative Strategies Investments	1.400% up to $500 million 1.350% above $500 million up to $1 billion 1.300% above $1 billion up to $1.5 billion 1.275% above $1.5 billion up to $2 billion 1.250% above $2 billion

PACE Select Advisors Trust

Notes to financial statements

Under separate Subadvisory Agreements, with the exception of UBS Government Money Market Investments Fund, UBS AM (not the Portfolios) pays the following investment subadvisors a fee from the investment management and administration fees which UBS AM receives, which is accrued daily and paid monthly:

Portfolio	Investment subadvisor
PACE Mortgage-Backed Securities Fixed Income Investments	Pacific Investment Management Company LLC
PACE Intermediate Fixed Income Investments	Brown Brothers Harriman & Co.
PACE Strategic Fixed Income Investments	Brown Brothers Harriman & Co. Neuberger Berman Investment Advisers LLC Pacific Investment Management Company LLC
PACE Municipal Fixed Income Investments	Insight North America LLC
PACE Global Fixed Income Investments	J.P. Morgan Investment Management Inc.
PACE High Yield Investments	Nomura Corporate Research and Asset Management, Inc.
PACE Large Co Value Equity Investments	Artisan Partners, LP Hotchkis & Wiley Capital Management, LLC Wellington Management Company LLP
PACE Large Co Growth Equity Investments	GQG Partners LLC J.P. Morgan Investment Management Inc. Polen Capital Management, LLC
PACE Small/Medium Co Value Equity Investments	ARGA Investment Management, LP Victory Capital Management Inc. Kayne Anderson Rudnick, LLC
PACE Small/Medium Co Growth Equity Investments	Calamos Advisors LLC Jacobs Levy Equity Management, Inc Riverbridge Partners, LLC
PACE International Equity Investments	Los Angeles Capital Management and Equity Research, Inc. Mondrian Investment Partners Ltd. Robert W. Baird & Co. Incorporated
PACE International Emerging Markets Equity Investments	ARGA Investment Management, LP RWC Asset Advisors (US) LLC William Blair & Company LLC
PACE Global Real Estate Securities Investments	MFS Investment Management
PACE Alternative Strategies Investments[1]	Aviva Investors Canada Inc. Lazard Asset Management LLC Fulcrum Asset Management LLP Kettle Hill Capital Management, LLC PCJ Investment Counsel Ltd. Electron Capital Partners, LLC

1  UBS Asset Management (Americas) LLC has the authority to allocate a portion of the Portfolio's assets to unaffiliated actively- and passively managed pooled investment vehicles and index futures.

At July 31, 2025, certain Portfolios owe, or are (owed by) UBS AM for investment management and administration fees, net of fee waivers/expense reimbursements and/or recoupments as follows:

Portfolio	Amounts due to (owed by) UBS AM
UBS Government Money Market Investments Fund	$302,956
PACE Mortgage-Backed Securities Fixed Income Investments	34,788
PACE Intermediate Fixed Income Investments	51,866
PACE Strategic Fixed Income Investments	125,975

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Amounts due to (owed by) UBS AM
PACE Municipal Fixed Income Investments	$33,407
PACE Global Fixed Income Investments	72,330
PACE High Yield Investments	102,828
PACE Large Co Value Equity Investments	483,373
PACE Large Co Growth Equity Investments	494,791
PACE Small/Medium Co Value Equity Investments	171,485
PACE Small/Medium Co Growth Equity Investments	161,726
PACE International Equity Investments	486,751
PACE International Emerging Markets Equity Investments	306,887
PACE Global Real Estate Securities Investments	10,382
PACE Alternative Strategies Investments	(112,050)

PACE Alternative Strategies Investments and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is obligated to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the Portfolio's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver agreement may be terminated by the Portfolio's Board at any time and also will be terminated automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. For the period ended July 31, 2025, UBS AM was contractually obligated to waive $178,954 in investment management and administration fees. This management fee waiver will not be subject to future recoupment.

The UBS Government Money Market Investments Fund and UBS AM have also entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees through November 30, 2025 in an amount equal to 0.13% of the fund's average daily net assets. For the period ended July 31, 2025, UBS AM waived $3,781,316 in investment management fees. This management fee waiver will not be subject to future recoupment.

For PACE High Yield Investments Class P2, PACE International Equity Investments Class P2, PACE International Emerging Markets Equity Investments Class P2, and PACE Alternative Strategies Investments Class P2, UBS AM has entered into a written agreement pursuant to which UBS AM has agreed to waive a portion of its investment management and administration fees. For the period ended July 31, 2025, the fees waived were $29,681, $90,640, $698,493 and $268,936, respectively. Such amounts are not subject to future recoupment.

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the Portfolios for certain operating expenses in order to maintain the total annual ordinary operating expenses of each class (with certain exclusions such as dividend expense, borrowing costs and interest expense, relating to short sales, and expenses attributable to investment in other companies, interest, taxes, brokerage commissions and extraordinary expenses) through November 30, 2025 at a level not to exceed the amounts in the table below.

Each Portfolio will repay UBS AM for any such waived fees/reimbursed expenses during a three-year period following July 31, 2022, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed. For the period ended July 31, 2025, UBS AM had the following contractual fee waivers/expense reimbursements, and recoupments. The fee waivers/expense reimbursements, portions of which are

PACE Select Advisors Trust

Notes to financial statements

subject to repayment by the Portfolios through July 31, 2028, and recoupments for the period ended July 31, 2025, were as follows:

Portfolio	Class A expense cap	Class P expense cap	Class P2 expense cap	Fee waivers/ expense reimbursements	Recoupments
UBS Government Money Market Investments Fund	N/A	0.60%	N/A	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	0.97%	0.72	N/A	473,220	—
PACE Intermediate Fixed Income Investments	0.86	0.61	N/A	537,970	—
PACE Strategic Fixed Income Investments	0.90	0.65	N/A	537,054	—
PACE Municipal Fixed Income Investments	0.82	0.57	N/A	267,924	—
PACE Global Fixed Income Investments	1.03	0.84	N/A	435,160	—
PACE High Yield Investments	1.06	0.88	N/A	345,416	—
PACE Large Co Value Equity Investments	1.14	0.89	N/A	26,499	(1,164)
PACE Large Co Growth Equity Investments	1.13	0.88	N/A	199,947	—
PACE Small/Medium Co Value Equity Investments	1.29	1.04	N/A	137,060	—
PACE Small/Medium Co Growth Equity Investments	1.33	1.08	N/A	78,510	—
PACE International Equity Investments	1.25	1.00	N/A	513,979	—
PACE International Emerging Markets Equity Investments	1.45	1.20	N/A	447,084	—
PACE Global Real Estate Securities Investments	1.45	1.20	N/A	371,073	—
PACE Alternative Strategies Investments	1.83	1.58	N/A	1,802,725	—

At July 31, 2025, the following Portfolios had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2026	Expires July 31, 2027	Expires July 31, 2028
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$107,157	$32,440	$39,207	$35,510
PACE Mortgage-Backed Securities Fixed Income Investments—Class P	1,343,668	440,677	471,515	431,476
PACE Intermediate Fixed Income Investments—Class A	57,377	19,727	19,319	18,331
PACE Intermediate Fixed Income Investments—Class P	1,652,593	585,319	547,890	519,384
PACE Strategic Fixed Income Investments—Class A	25,980	7,549	8,854	9,577
PACE Strategic Fixed Income Investments—Class P	1,444,372	441,695	475,928	526,749
PACE Municipal Fixed Income Investments—Class A	91,612	22,497	33,521	35,594
PACE Municipal Fixed Income Investments—Class P	605,676	153,457	219,899	232,320
PACE Global Fixed Income Investments—Class A	116,344	36,478	41,820	38,046
PACE Global Fixed Income Investments—Class P	1,238,020	402,655	439,473	395,892
PACE High Yield Investments—Class A	15,207	4,515	6,106	4,586
PACE High Yield Investments—Class P	1,037,359	286,741	409,936	340,682
PACE Large Co Value Equity Investments—Class P	144,372	25,387	92,486	26,499
PACE Large Co Growth Equity Investments—Class A	23,839	7,130	9,933	6,776
PACE Large Co Growth Equity Investments—Class P	661,702	229,983	238,918	192,801
PACE Small/Medium Co Value Equity Investments—Class A	262	—	262	—
PACE Small/Medium Co Value Equity Investments—Class P	442,314	98,336	206,931	137,047
PACE Small/Medium Co Growth Equity Investments—Class P	316,175	121,570	116,097	78,508
PACE International Equity Investments—Class A	75,223	26,095	26,226	22,902
PACE International Equity Investments—Class P	1,659,926	595,879	575,824	488,223
PACE International Emerging Markets Equity Investments—Class A	18,907	7,487	6,816	4,604
PACE International Emerging Markets Equity Investments—Class P	1,705,437	664,984	600,827	439,626

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2026	Expires July 31, 2027	Expires July 31, 2028
PACE Global Real Estate Securities Investments—Class A	$2,061	$661	$798	$602
PACE Global Real Estate Securities Investments—Class P	1,205,797	390,016	445,310	370,471
PACE Alternative Strategies Investments—Class A	41,866	10,998	7,759	23,109
PACE Alternative Strategies Investments—Class P	3,251,230	870,904	600,931	1,779,395

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the yields on UBS Government Money Market Investments Fund drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the period ended July 31, 2025, the UBS Government Money Market Investments Fund did not incur this additional waiver.

For the period ended July 31, 2025, the Portfolios listed below paid broker commissions to affiliates of the investment manager as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within cost of investments, and the Statement of operations within net realized gains (losses) from, and/or net change in unrealized appreciation (depreciation) of investments and/or futures.

Affiliated broker	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments	PACE Small/ Medium Co Growth Equity Investments	PACE International Emerging Markets Equity Investments	PACE Alternative Strategies Investments
UBS AG	$—	$—	$—	$4,981	$17
UBS Securities Asia Ltd.	—	—	—	3,808	66
UBS Securities India Private Ltd.	—	—	—	966	—
UBS Securities LLC	715	290	374	4,075	50,107
UBS Securities Pte Ltd.	—	—	—	1,281	—
UBS Securities Pte Ltd., Seoul	—	—	—	4,690	—
UBS AG London Branch	—	—	—	—	143

During the period ended July 31, 2025, some of the Portfolios engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the board.

Shareholder services plans

UBS AM (US) is the principal underwriter of each Portfolio's shares. The Trust has adopted a shareholder services plan (the "Plan") with respect to each Portfolio (with the exception of UBS Government Money Market Investments Fund, which only offers Class P shares) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs the payments made for the expenses incurred in the service of Class A shares. Annual fees under the Plan as a percentage of the average daily net assets of Class A shares of each applicable Portfolio are 0.25%.

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. At July 31, 2025, certain Portfolios owed UBS AM (US) service fees, and for the period ended July 31, 2025, certain Portfolios were informed by UBS AM (US) that it had earned sales charges as follows:

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Service fees owed	Sales charges earned by distributor
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$3,228	$—
PACE Intermediate Fixed Income Investments—Class A	1,483	1,755
PACE Strategic Fixed Income Investments—Class A	1,411	—
PACE Municipal Fixed Income Investments—Class A	4,109	—
PACE Global Fixed Income Investments—Class A	2,760	—
PACE High Yield Investments—Class A	415	—
PACE Large Co Value Equity Investments—Class A	18,846	500
PACE Large Co Growth Equity Investments—Class A	9,607	125
PACE Small/Medium Co Value Equity Investments—Class A	2,423	255
PACE Small/Medium Co Growth Equity Investments—Class A	3,101	—
PACE International Equity Investments—Class A	5,299	—
PACE International Emerging Markets Equity Investments—Class A	617	—
PACE Global Real Estate Securities Investments—Class A	26	—
PACE Alternative Strategies Investments—Class A	717	—

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Portfolios pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Portfolios' transfer agent, and is compensated for these services by BNY Mellon, not the Portfolios.

For the period ended July 31, 2025, UBS Financial Services Inc. received from BNY Mellon, not the Portfolios, total delegated services fees as follows:

Portfolio	Delegated service fees earned
PACE Mortgage-Backed Securities Fixed Income Investments	$142,263
PACE Intermediate Fixed Income Investments	139,449
PACE Strategic Fixed Income Investments	175,929
PACE Municipal Fixed Income Investments	26,083
PACE Global Fixed Income Investments	155,312
PACE High Yield Investments	133,562
PACE Large Co Value Equity Investments	202,084
PACE Large Co Growth Equity Investments	193,747
PACE Small/Medium Co Value Equity Investments	190,725
PACE Small/Medium Co Growth Equity Investments	188,598
PACE International Equity Investments	192,402
PACE International Emerging Markets Equity Investments	197,022
PACE Global Real Estate Securities Investments	134,628
PACE Alternative Strategies Investments	102,884

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

PACE Select Advisors Trust

Notes to financial statements

Each Portfolio will retain ownership of loaned securities to exercise certain beneficial rights; however, each Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in each Portfolio of investments. State Street Bank and Trust Company serves as the Portfolios' lending agent.

In addition, PACE International Equity Investments and PACE Alternative Strategies Investments participate in State Street's prime services program (formerly known as enhanced custody program). Through this program, State Street is capable of facilitating the Portfolios' short selling activity at a lower cost. A portion of the cash collateral received in connection with the Portfolios' securities lending activity is pledged back to State Street for the financing of short sales. This amount is shown as cash collateral for short sales in the Statement of assets and liabilities.

At July 31, 2025, the following Portfolios had securities on loan at value, cash collateral and non-cash collateral as follows:

Portfolio	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
PACE Intermediate Fixed Income Investments	$5,352,980	$4,750,353	$714,049	$5,464,402	U.S. Treasury Notes and U.S. Treasury Bills
PACE Strategic Fixed Income Investments	16,075,926	11,763,235	4,663,036	16,426,271	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Fixed Income Investments	1,477,521	1,174,033	329,824	1,503,857	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Value Equity Investments	29,091,101	11,316,395	18,804,591	30,120,986	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Growth Equity Investments	8,733,735	—	8,941,320	8,941,320	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Value Equity Investments	28,167,142	110,100	29,081,752	29,191,852	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Growth Equity Investments	11,705,396	2,217,767	9,781,998	11,999,765	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Equity Investments**	70,516,632	68,858,551	5,790,116	74,648,667	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Emerging Markets Equity Investments	12,264,117	2,781,572	10,401,212	13,182,784	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Real Estate Securities Investments	4,725,166	4,626,110	361,788	4,987,898	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Portfolio's custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

**  This Portfolio participates in the prime services program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions.

The table below represents the disaggregation at July 31, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Portfolios or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for
Portfolio	Equity securities	Corporate Bonds	securities lending transactions
PACE Intermediate Fixed Income Investments	$—	$4,750,353	$4,750,353
PACE Strategic Fixed Income Investments	—	11,763,235	11,763,235
PACE Global Fixed Income Investments	—	1,174,033	1,174,033

PACE Select Advisors Trust

Notes to financial statements

	Type of securities loaned		Total gross amount of recognized liabilities for
Portfolio	Equity securities	Corporate Bonds	securities lending transactions
PACE Large Co Value Equity Investments	$11,316,395	$—	$11,316,395
PACE Small/Medium Co Value Equity Investments	110,100	—	110,100
PACE Small/Medium Co Growth Equity Investments	2,217,767	—	2,217,767
PACE International Equity Investments	68,858,551	—	68,858,551
PACE International Emerging Markets Equity Investments	2,781,571	—	2,781,571
PACE Global Real Estate Securities Investments	4,626,110	—	4,626,110

Bank line of credit

With the exception of UBS Government Money Market Investments Fund, the Portfolios participate with other Portfolios managed, advised or sub advised by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating Portfolio at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 31, 2025 and was renewed on April 1, 2025 with the same fees and terms expiring March 30, 2026.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The Portfolios covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the Portfolios in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of Portfolios and the other 50% of the allocation is based on utilization.

For the period ended July 31, 2025, the following Portfolios had borrowings as follows:

Portfolio	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
PACE Large Co Value Equity Investments	$692,181	9	$1,079	6.233%
PACE Large Co Growth Equity Investments	2,453,705	3	1,207	5.901
PACE Small/Medium Co Value Equity Investments	1,066,082	7	1,177	5.680
PACE International Equity Investments	909,269	74	10,956	5.862
PACE International Emerging Markets Equity Investments	803,926	59	7,572	5.751
PACE Alternative Strategies Investments	2,297,083	37	14,548	6.162

Purchases and sales of securities

For the period ended July 31, 2025, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Portfolio	Purchases	Sales
PACE Mortgage-Backed Securities Fixed Income Investments	$3,482,036,598	$3,491,854,192
PACE Intermediate Fixed Income Investments	66,280,120	78,852,138
PACE Strategic Fixed Income Investments	986,940,887	1,000,527,411
PACE Municipal Fixed Income Investments	17,638,604	48,118,209
PACE Global Fixed Income Investments	228,772,976	239,159,962
PACE High Yield Investments	107,857,075	130,506,569

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Purchases	Sales
PACE Large Co Value Equity Investments	$406,290,422	$524,894,567
PACE Large Co Growth Equity Investments	523,032,186	663,964,017
PACE Small/Medium Co Value Equity Investments	112,668,544	152,830,389
PACE Small/Medium Co Growth Equity Investments	195,277,712	231,278,843
PACE International Equity Investments	348,340,316	462,399,981
PACE International Emerging Markets Equity Investments	291,730,722	283,192,000
PACE Global Real Estate Securities Investments	16,654,574	21,896,759
PACE Alternative Strategies Investments (long transactions)	1,034,612,168	1,092,747,128
PACE Alternative Strategies Investments (short transactions)	742,407,370	740,051,260

Shares of beneficial interest

There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Portfolios, except UBS Government Money Market Investments Fund, which transacts at $1.00 per share, were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	879	$9,186
Shares repurchased	(218,970)	(2,243,238)
Dividends reinvested	59,204	604,355
Net increase (decrease)	(158,887)	$(1,629,697)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	41,294	$428,122	2,127,968	$21,750,147
Shares repurchased	(78,928)	(817,004)	(3,915,852)	(40,075,836)
Shares converted	(582,160)	(5,911,773)	581,867	5,911,773
Dividends reinvested	8,325	86,881	709,419	7,240,205
Net increase (decrease)	(611,469)	$(6,213,774)	(496,598)	$(5,173,711)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	6,483	$66,724
Shares repurchased	(236,134)	(2,402,757)
Dividends reinvested	65,306	661,352
Net increase (decrease)	(164,345)	$(1,674,681)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	173,159	$1,747,710	2,330,009	$23,666,690
Shares repurchased	(308,738)	(3,158,271)	(4,512,365)	(45,741,574)
Dividends reinvested	35,781	362,007	761,156	7,710,379
Net increase (decrease)	(99,798)	$(1,048,554)	(1,421,200)	$(14,364,505)

PACE Select Advisors Trust

Notes to financial statements

PACE Intermediate Fixed Income Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	12,106	$129,430
Shares repurchased	(79,731)	(840,946)
Dividends reinvested	27,816	291,934
Net increase (decrease)	(39,809)	$(419,582)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,677,233	$28,126,974
Shares repurchased	(19)	(200)	(4,175,370)	(43,981,100)
Shares converted	(15,535)	(163,135)	15,522	163,135
Dividends reinvested	231	2,469	964,289	10,119,956
Net increase (decrease)	(15,323)	$(160,866)	(518,326)	$(5,571,035)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,812	$39,298
Shares repurchased	(96,334)	(996,691)
Dividends reinvested	30,550	315,263
Net increase (decrease)	(61,972)	$(642,130)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,839,724	$29,376,702
Shares repurchased	(1,920)	(19,890)	(5,005,412)	(51,884,386)
Dividends reinvested	960	9,910	1,042,235	10,759,460
Net increase (decrease)	(960)	$(9,980)	(1,123,453)	$(11,748,224)

PACE Strategic Fixed Income Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	12,845	$151,748
Shares repurchased	(281,936)	(3,317,834)
Dividends reinvested	33,813	397,548
Net increase (decrease)	(235,278)	$(2,768,538)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	421	$5,025	3,232,177	$38,015,039
Shares repurchased	(18)	(224)	(6,675,306)	(78,677,078)
Shares converted	(57,200)	(670,706)	57,130	670,706
Dividends reinvested	772	9,217	1,784,084	20,951,428
Net increase (decrease)	(56,025)	$(656,688)	(1,601,916)	$(19,039,905)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	52,433	$620,530
Shares repurchased	(117,991)	(1,362,409)
Dividends reinvested	37,245	429,572
Net increase (decrease)	(28,313)	$(312,307)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	1,793	$20,309	3,905,472	$45,129,966
Shares repurchased	(21,229)	(246,416)	(8,238,571)	(95,138,092)
Dividends reinvested	3,717	42,758	1,929,208	22,219,334
Net increase (decrease)	(15,719)	$(183,349)	(2,403,891)	$(27,788,792)

PACE Municipal Fixed Income Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	194	$2,330
Shares repurchased	(292,409)	(3,536,655)
Dividends reinvested	24,705	298,270
Net increase (decrease)	(267,510)	$(3,236,055)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,446,045	$17,575,684
Shares repurchased	(7)	(91)	(3,886,109)	(47,096,201)
Shares converted	(297)	(3,618)	297	3,618
Dividends reinvested	2	24	286,650	3,462,183
Net increase (decrease)	(302)	$(3,685)	(2,153,117)	$(26,054,716)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	21,223	$251,932
Shares repurchased	(345,988)	(4,131,982)
Dividends reinvested	28,102	338,578
Net increase (decrease)	(296,663)	$(3,541,472)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,469,703	$17,777,492
Shares repurchased	(19)	(226)	(3,896,861)	(46,960,868)
Dividends reinvested	8	95	311,450	3,756,076
Net increase (decrease)	(11)	$(131)	(2,115,708)	$(25,427,300)

PACE Select Advisors Trust

Notes to financial statements

PACE Global Fixed Income Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	4,257	$34,193
Shares repurchased	(385,562)	(3,099,053)
Dividends reinvested	45,161	361,209
Net increase (decrease)	(336,144)	$(2,703,651)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,918,300	$15,205,699
Shares repurchased	(136)	(1,090)	(4,232,048)	(33,665,670)
Shares converted	(141,374)	(1,103,569)	140,403	1,106,569
Dividends reinvested	1,275	10,292	672,674	5,353,268
Net increase (decrease)	(140,235)	$(1,094,367)	(1,500,671)	$(12,000,134)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,791	$29,690
Shares repurchased	(259,476)	(2,051,767)
Dividends reinvested	51,151	402,502
Net increase (decrease)	(204,534)	$(1,619,575)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	1,543	$11,886	2,892,099	$22,650,395
Shares repurchased	(40,161)	(316,262)	(5,382,384)	(42,263,614)
Dividends reinvested	5,822	45,349	726,289	5,689,447
Net increase (decrease)	(32,796)	$(259,027)	(1,763,996)	$(13,923,772)

PACE Select Advisors Trust

Notes to financial statements

PACE High Yield Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,827	$33,625
Shares repurchased	(115,546)	(1,016,655)
Dividends reinvested	11,319	99,017
Net increase (decrease)	(100,400)	$(884,013)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,113,453	$9,723,383
Shares repurchased	(440)	(3,876)	(4,027,521)	(35,153,790)
Shares converted	(77,652)	(685,757)	78,194	685,757
Dividends reinvested	1,243	10,940	1,121,237	9,762,828
Net increase (decrease)	(76,849)	$(678,693)	(1,714,637)	$(14,981,822)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(252,019)	(2,250,000)
Shares converted
Dividends reinvested	51,571	460,435
Net increase (decrease)	(200,448)	$(1,789,565)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	8,797	$75,527
Shares repurchased	(89,144)	(753,022)
Dividends reinvested	15,261	128,874
Net increase (decrease)	(65,086)	$(548,621)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,493,799	$12,644,556
Shares repurchased	(316)	(2,743)	(4,725,986)	(39,879,478)
Dividends reinvested	4,743	40,234	1,236,155	10,405,561
Net increase (decrease)	4,427	$37,491	(1,996,032)	$(16,829,361)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(55,090)	(460,000)
Dividends reinvested	60,861	521,593
Net increase (decrease)	5,771	$61,593

PACE Select Advisors Trust

Notes to financial statements

PACE Large Co Value Equity Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	28,195	$578,063
Shares repurchased	(687,156)	(14,743,648)
Dividends reinvested	347,735	7,246,800
Net increase (decrease)	(311,226)	$(6,918,785)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	381	$8,288	904,230	$19,324,421
Shares repurchased	(13,759)	(311,638)	(6,108,349)	(131,265,827)
Shares converted	(801,307)	(18,368,274)	807,752	18,368,274
Dividends reinvested	—	—	2,805,987	58,055,877
Net increase (decrease)	(814,685)	$(18,671,624)	(1,590,380)	$(35,517,255)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	13,843	$271,871
Shares repurchased	(526,055)	(10,473,259)
Dividends reinvested	201,556	3,877,930
Net increase (decrease)	(310,656)	$(6,323,458)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	11,159	$224,940	1,349,516	$26,617,810
Shares repurchased	(116,695)	(2,406,093)	(8,057,829)	(159,751,905)
Dividends reinvested	46,105	887,988	1,729,414	33,049,109
Net increase (decrease)	(59,431)	$(1,293,165)	(4,978,899)	$(100,084,986)

PACE Large Co Growth Equity Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,020	$48,870
Shares repurchased	(523,665)	(8,186,644)
Dividends reinvested	345,717	5,541,845
Net increase (decrease)	(174,928)	$(2,595,929)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	264	$5,111	1,098,221	$20,086,636
Shares repurchased	(74,079)	(1,473,641)	(8,517,965)	(158,189,923)
Shares converted	(1,097,634)	(22,379,666)	1,126,871	22,379,666
Dividends reinvested	—	—	4,122,529	77,750,890
Net increase (decrease)	(1,171,449)	$(23,848,196)	(2,170,344)	$(37,972,731)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	739	$10,494
Shares repurchased	(377,434)	(5,457,567)
Dividends reinvested	71,847	969,938
Net increase (decrease)	(304,848)	$(4,477,135)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	2,587	$42,933	1,532,853	$25,040,945
Shares repurchased	(105,853)	(1,803,781)	(11,694,838)	(192,915,475)
Dividends reinvested	25,161	401,826	914,203	14,225,005
Net increase (decrease)	(78,105)	$(1,359,022)	(9,247,782)	$(153,649,525)

PACE Small/Medium Co Value Equity Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	14,647	$268,398
Shares repurchased	(158,788)	(2,684,816)
Dividends reinvested	106,134	1,817,008
Net increase (decrease)	(38,007)	$(599,410)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	9	$181	1,019,415	$17,680,630
Shares repurchased	—	—	(2,993,536)	(53,358,723)
Shares converted	(3,939)	(84,791)	4,018	84,791
Dividends reinvested	—	—	2,170,114	39,279,057
Net increase (decrease)	(3,930)	$(84,610)	200,011	$3,685,755

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	4,274	$76,114
Shares repurchased	(143,029)	(2,576,638)
Dividends reinvested	3,446	61,687
Net increase (decrease)	(135,309)	$(2,438,837)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	218	$4,146	812,453	$15,094,841
Shares repurchased	(2,820)	(54,022)	(3,349,911)	(62,122,425)
Dividends reinvested	36	691	99,028	1,857,768
Net increase (decrease)	(2,566)	$(49,185)	(2,438,430)	$(45,169,816)

PACE Select Advisors Trust

Notes to financial statements

PACE Small/Medium Co Growth Equity Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	10,627	$139,146
Shares repurchased	(237,216)	(3,002,979)
Dividends reinvested	38,829	524,969
Net increase (decrease)	(187,760)	$(2,338,864)

	Class P
	Shares	Amount
Shares sold	969,375	$14,037,608
Shares repurchased	(2,934,530)	(43,322,416)
Dividends reinvested	447,902	7,157,466
Net increase (decrease)	(1,517,253)	$(22,127,342)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	7,559	$87,295
Shares repurchased	(319,423)	(3,680,634)
Dividends reinvested	—	—
Net increase (decrease)	(311,864)	$(3,593,339)

	Class P
	Shares	Amount
Shares sold	1,275,016	$17,318,775
Shares repurchased	(3,646,698)	(49,257,659)
Dividends reinvested	—	—
Net increase (decrease)	(2,371,682)	$(31,938,884)

PACE Select Advisors Trust

Notes to financial statements

PACE International Equity Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	44,402	$839,849
Shares repurchased	(155,685)	(2,854,466)
Dividends reinvested	137,859	2,289,845
Net increase (decrease)	26,576	$275,228

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	283	$5,322	1,456,216	$25,800,323
Shares repurchased	(41,786)	(807,303)	(7,457,904)	(134,642,817)
Shares converted	(524,111)	(9,592,591)	525,621	9,592,591
Dividends reinvested	—	—	4,293,483	70,456,055
Net increase (decrease)	(565,614)	$(10,394,572)	(1,182,584)	$(28,793,848)

	Class P2
	Shares	Amount
Shares sold	193,903	$3,400,000
Shares repurchased	(194,554)	(3,475,138)
Shares converted	—	—
Dividends reinvested	90,885	1,515,048
Net increase (decrease)	90,234	$1,439,910

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	6,531	$117,635
Shares repurchased	(138,947)	(2,400,163)
Dividends reinvested	45,885	774,541
Net increase (decrease)	(86,531)	$(1,507,987)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	13,987	$238,002	1,365,866	$23,428,918
Shares repurchased	(87,392)	(1,579,579)	(8,199,725)	(141,086,674)
Dividends reinvested	25,966	434,926	1,566,053	26,153,078
Net increase (decrease)	(47,439)	$(906,651)	(5,267,806)	$(91,504,678)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(368,208)	(6,285,700)
Dividends reinvested	35,237	591,278
Net increase (decrease)	(332,971)	$(5,694,422)

PACE Select Advisors Trust

Notes to financial statements

PACE International Emerging Markets Equity Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	1,329	$18,425
Shares repurchased	(43,348)	(585,757)
Dividends reinvested	1,877	24,871
Net increase (decrease)	(40,142)	$(542,461)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	503	$6,721	932,251	$12,587,966
Shares repurchased	(7,592)	(107,187)	(3,358,562)	(45,931,779)
Shares converted	(275,826)	(3,683,293)	277,565	3,683,293
Dividends reinvested	—	—	189,901	2,521,882
Net increase (decrease)	(282,915)	$(3,783,759)	(1,958,845)	$(27,138,638)

	Class P2
	Shares	Amount
Shares sold	7,232,377	$97,433,820
Shares repurchased	(4,468,513)	(61,207,745)
Shares converted	—	—
Dividends reinvested	30,617	412,106
Net increase (decrease)	2,794,481	$36,638,181

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	3,176	$40,018
Shares repurchased	(40,589)	(503,422)
Dividends reinvested	2,839	35,009
Net increase (decrease)	(34,574)	$(428,395)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	6,866	$86,955	1,559,373	$19,298,501
Shares repurchased	(63,536)	(824,396)	(4,063,887)	(50,560,862)
Dividends reinvested	4,644	57,769	260,576	3,223,318
Net increase (decrease)	(52,026)	$(679,672)	(2,243,938)	$(28,039,043)

	Class P2
	Shares	Amount
Shares sold	5,315,552	$65,903,253
Shares repurchased	(2,595,950)	(31,948,262)
Dividends reinvested	41,817	519,780
Net increase (decrease)	2,761,419	$34,474,771

PACE Select Advisors Trust

Notes to financial statements

PACE Global Real Estate Securities Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	201	$1,465
Shares repurchased	(3,862)	(25,094)
Dividends reinvested	235	1,572
Net increase (decrease)	(3,426)	$(22,057)

	Class P
	Shares	Amount
Shares sold	723,663	$4,612,616
Shares repurchased	(1,817,915)	(11,680,875)
Dividends reinvested	161,255	1,028,807
Net increase (decrease)	(932,997)	$(6,039,452)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	956	$6,347
Shares repurchased	(10,854)	(69,569)
Dividends reinvested	165	1,118
Net increase (decrease)	(9,733)	$(62,104)

	Class P
	Shares	Amount
Shares sold	889,085	$5,465,374
Shares repurchased	(2,323,693)	(14,264,322)
Dividends reinvested	147,258	948,340
Net increase (decrease)	(1,287,350)	$(7,850,608)

PACE Select Advisors Trust

Notes to financial statements

PACE Alternative Strategies Investments
For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	11,438	$123,167
Shares repurchased	(30,909)	(336,696)
Dividends reinvested	22,356	236,073
Net increase (decrease)	2,885	$22,544

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	60	$674	1,412,724	$15,388,195
Shares repurchased	—	—	(5,040,840)	(54,635,523)
Shares converted	(26,839)	(305,545)	26,968	305,545
Dividends reinvested	—	—	1,838,616	19,415,786
Net increase (decrease)	(26,779)	$(304,871)	(1,762,532)	$(19,525,997)

	Class P2
	Shares	Amount
Shares sold	378,799	$4,170,017
Shares repurchased	(4,380,922)	(46,928,787)
Shares converted	—	—
Dividends reinvested	350,555	3,747,436
Net increase (decrease)	(3,651,568)	$(39,011,334)

For the year ended July 31, 2024:

	Class A
	Shares	Amount
Shares sold	6,663	$73,290
Shares repurchased	(73,809)	(793,447)
Dividends reinvested	11,546	121,812
Net increase (decrease)	(55,600)	$(598,345)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	845	$9,129	1,071,164	$11,546,854
Shares repurchased	(4,985)	(55,053)	(6,501,303)	(69,780,151)
Dividends reinvested	1,146	12,140	975,136	10,277,929
Net increase (decrease)	(2,994)	$(33,784)	(4,455,003)	$(47,955,368)

	Class P2
	Shares	Amount
Shares sold	799,785	$8,569,968
Shares repurchased	(881,257)	(9,433,205)
Dividends reinvested	171,098	1,799,953
Net increase (decrease)	89,626	$936,716

PACE Select Advisors Trust

Notes to financial statements

Federal tax status

Each of the Portfolios intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended July 31, 2025 and July 31, 2024 were as follows:

	2025				2024
Portfolio	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
UBS Government Money Market Investments Fund	$—	$129,967,630	$—	$—	$—	$147,258,779	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	—	8,830,385	—	—	—	9,728,612	—	—
PACE Intermediate Fixed Income Investments	—	11,571,027	—	—	—	12,328,544	—	—
PACE Strategic Fixed Income Investments	—	23,207,646	—	—	—	23,063,411	—	1,613,938
PACE Municipal Fixed Income Investments	4,432,624	68,238	—	—	4,776,615	71,140	—	—
PACE Global Fixed Income Investments	—	5,139,750	—	1,173,400	—	2,648,237	—	4,084,798
PACE High Yield Investments	—	11,308,469	—	—	—	10,581,819	—	1,520,674
PACE Large Co Value Equity Investments	—	15,793,959	54,368,656	—	—	28,209,437	12,372,435	—
PACE Large Co Growth Equity Investments	—	8,815,569	79,318,343	—	—	92	16,410,405	—
PACE Small/Medium Co Value Equity Investments	—	8,995,027	35,554,142	—	—	2,043,099	50,253	—
PACE Small/Medium Co Growth Equity Investments	—	66	8,190,406	—	—	—	—	—
PACE International Equity Investments	—	17,510,346	62,404,425	—	—	26,624,845	3,486,593	—
PACE International Emerging Markets Equity Investments	—	3,725,350	—	—	—	5,128,572	—	—
PACE Global Real Estate Securities Investments	—	1,119,465	—	—	—	1,019,596	—	—
PACE Alternative Strategies Investments	—	18,716,248	6,237,721	—	—	13,037,458	—	—

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at July 31, 2025 were as follows:

Portfolio	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
UBS Government Money Market Investments Fund	$2,969,270,075	$—	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	249,355,240	3,959,780	(23,245,111)	(19,285,331)
PACE Intermediate Fixed Income Investments	198,921,254	4,010,172	(2,323,114)	1,687,058
PACE Strategic Fixed Income Investments	456,574,129	8,668,798	(10,913,099)	(2,244,301)
PACE Municipal Fixed Income Investments	158,726,445	253,233	(6,240,105)	(5,986,872)
PACE Global Fixed Income Investments	166,859,400	3,814,299	(3,968,572)	(154,273)
PACE High Yield Investments	175,799,764	4,619,063	(12,329,490)	(7,710,427)
PACE Large Co Value Equity Investments	678,960,163	125,231,182	(38,961,154)	86,270,028
PACE Large Co Growth Equity Investments	575,362,550	205,783,541	(13,394,241)	192,389,300
PACE Small/Medium Co Value Equity Investments	234,363,248	53,634,839	(35,746,381)	17,888,458
PACE Small/Medium Co Growth Equity Investments	233,207,581	39,107,572	(26,372,490)	12,735,082
PACE International Equity Investments	617,748,896	182,162,318	(25,072,202)	157,090,116

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
PACE International Emerging Markets Equity Investments	$403,068,568	$73,187,687	$(12,020,211)	$61,167,476
PACE Global Real Estate Securities Investments	60,096,387	2,350,921	(5,335,532)	(2,984,611)
PACE Alternative Strategies Investments	234,166,460	12,638,639	(18,389,337)	(5,750,698)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax deferral of losses on wash sales, tax treatment of certain derivatives, mark-to-market of passive foreign investment companies, non-taxable special dividends, mortgage dollar roll adjustments, Section 305(c) adjustments, and constructive sales.

At July 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Government Money Market Investments Fund	$—	$5,380,443	$—	$—	$—	$(5,378,308)	$2,135
PACE Mortgage-Backed Securities Fixed Income Investments	—	334,186	—	(57,508,084)	(19,285,461)	(564,448)	(77,023,807)
PACE Intermediate Fixed Income Investments	—	1,499,518	—	(45,085,571)	1,687,058	—	(41,898,995)
PACE Strategic Fixed Income Investments	—	85,676	—	(95,945,839)	(9,113,739)	(93,732)	(105,067,634)
PACE Municipal Fixed Income Investments	1,287,474	—	—	(4,510,708)	(5,986,872)	—	(9,210,106)
PACE Global Fixed Income Investments	—	—	—	(35,960,932)	(160,319)	(273,221)	(36,394,472)
PACE High Yield Investments	—	436,277	—	(33,199,752)	(7,702,453)	(150,140)	(40,616,068)
PACE Large Co Value Equity Investments	—	13,913,184	59,936,949	—	86,283,412	—	160,133,545
PACE Large Co Growth Equity Investments	—	67,382	103,223,942	—	192,389,300	—	295,680,624
PACE Small/Medium Co Value Equity Investments	—	—	4,634,338	—	17,855,887	—	22,490,225
PACE Small/Medium Co Growth Equity Investments	—	3,632,097	9,979,595	—	12,735,082	—	26,346,774
PACE International Equity Investments	—	6,589,171	48,530,203	—	157,511,899	(3,898,043)	208,733,230
PACE International Emerging Markets Equity Investments	—	7,969,667	—	(1,803,305)	59,693,325	—	65,859,687
PACE Global Real Estate Securities Investments	—	359,350	—	(15,629,228)	(2,985,011)	—	(18,254,889)
PACE Alternative Strategies Investments	—	13,613,030	1,845,341	—	(5,836,795)	(673,451)	8,948,125

Net capital losses recognized by the Portfolios may be carried forward indefinitely, and retain their character as short term and/or long-term losses. Capital losses incurred that will be carried forward indefinitely are as follows:

Portfolio	Short-term losses	Long-term losses	Net capital losses
PACE Mortgage-Backed Securities Fixed Income Investments	$23,753,174	$33,754,910	$57,508,084
PACE Intermediate Fixed Income Investments	17,900,638	27,184,933	45,085,571
PACE Strategic Fixed Income Investments	23,255,391	72,690,448	95,945,839
PACE Municipal Fixed Income Investments	1,027,210	3,483,498	4,510,708

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Short-term losses	Long-term losses	Net capital losses
PACE Global Fixed Income Investments	$17,702,748	$18,258,184	$35,960,932
PACE High Yield Investments	1,666,995	31,532,757	33,199,752
PACE International Emerging Markets Equity Investments	1,803,305	—	1,803,305
PACE Global Real Estate Securities Investments	91,297	15,537,931	15,629,228

During the fiscal year, the following Portfolios utilized capital loss carryforwards to offset current year realized gains:

Capital loss carryforwards utilized
UBS Government Money Market Investments Fund	$2,357
PACE International Emerging Markets Equity Investments	17,343,010

At July 31, 2025, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Portfolios' net assets as follows:

Portfolio	Distributable earnings (losses)	Beneficial interest
PACE Strategic Fixed Income Investments	$1,568	$(1,568)
PACE High Yield Investments	1,656	(1,656)
PACE Small/Medium Co Growth Equity Investments	11,288	(11,288)

These differences are primarily due to net operating losses and distributions in excess of net investment income.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Portfolios have conducted an analysis and concluded as of July 31, 2025, there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Portfolio's policy to record any significant foreign tax exposures in the financial statements. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended July 31, 2025, the Portfolios did not incur any interest or penalties. Capital gains realized by the Portfolios on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes will be paid by the Portfolios.

Each of the tax years in the four year period ended July 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.

PACE Select Advisors Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of
PACE Select Advisors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of PACE Select Advisors Trust (the "Trust"), (comprising UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (collectively referred to as the "Funds")), including the schedules of investments, as of July 31, 2025, the related statements of operations and cash flows (for PACE International Equity Investments) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising PACE Select Advisors Trust at July 31, 2025, the results of their operations and cash flows (for PACE International Equity Investments) for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
September 25, 2025

PACE Select Advisors Trust

Tax information (unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you in writing as to the federal tax status of distributions received by shareholders during the fiscal year. Accordingly, the amount of ordinary dividends paid that qualify for the dividends received deduction for corporate shareholders and the amount of foreign tax credit to be passed through to shareholders are as follows:

Portfolio	Dividends received deduction	Long-term capital gain	Foreign tax credit
PACE Intermediate Fixed Income Investments	$132,321	$—	$—
PACE Strategic Fixed Income Investments	162,190	—	—
PACE Large Co Value Equity Investments	11,039,825	54,368,656	—
PACE Large Co Growth Equity Investments	2,800,541	79,318,343	—
PACE Small/Medium Co Value Equity Investments	6,094,491	35,554,142	—
PACE Small/Medium Co Growth Equity Investments	11	8,190,406	—
PACE International Equity Investments	—	62,404,425	713,219
PACE International Emerging Markets Equity Investments	27,839	—	1,940,559
PACE Global Real Estate Securities Investments	2,914	—	—
PACE Alternative Strategies Investments	997,517	6,237,721

Also, for the fiscal year ended July 31, 2025, the foreign source income for information reporting purposes for PACE International Equity Investments and PACE International Emerging Markets Equity Investments is $10,256,130, and $4,807,845 respectively.

For the taxable year ended July 31, 2025, the Portfolios designate the amounts below as the maximum amount that may be considered qualified dividend income for individual shareholders

Portfolio	Maximum amount considered qualified dividend income
PACE Intermediate Fixed Income Investments	$132,356
PACE Strategic Fixed Income Investments	162,221
PACE High Yield Investments	34,604
PACE Large Co Value Equity Investments	13,390,878
PACE Large Co Growth Equity Investments	3,181,803
PACE Small/Medium Co Value Equity Investments	6,742,202
PACE Small/Medium Co Growth Equity Investments	12
PACE International Equity Investments	17,682,247
PACE International Emerging Markets Equity Investments	5,023,738
PACE Global Real Estate Securities Investments	255,937
PACE Alternative Strategies Investments	2,338,783

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders should not use the above information to prepare their tax returns. Since the Portfolios' fiscal year end is not the calendar year end, another notification will be sent with respect to calendar year 2025. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in February 2026. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Portfolios.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins
Chair

David R. Malpass

Investment Manager and
Administrator

UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.
787 Seventh Avenue
New York, New York 10019

This report is not to be used in connection with the offering of shares of the Portfolios unless accompanied or preceded by an effective prospectus.

©UBS 2025. All rights reserved.
UBS Asset Management (Americas) LLC

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019

S003

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $402,565.

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on July 15-16, 2025, the members of the board, including the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), considered and approved the continuance of the investment management and administration agreement, as amended (the "Investment Management and Administration Agreement"), between UBS Asset Management (Americas) LLC ("UBS AM") and the Trust, on behalf of each series of the Trust (each a "Portfolio" and together the "Portfolios"), and, for those Portfolios with subadvisor(s), the subadvisory agreements for the Portfolios. (Throughout this discussion, each subadvisor to a Portfolio is referred to as a "Subadvisor" and each subadvisory agreement is referred to as a "Subadvisory Agreement.") In preparing for the meeting, the Independent Trustees requested and received extensive information from UBS AM to assist them, including information about UBS AM and the Portfolios' Subadvisors, as well as the management, subadvisory, administrative and distribution arrangements for the Portfolios. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session, joined by their independent legal counsel, to review the disclosure that had been made to them. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of management, subadvisory, administration and distribution agreements.

In its consideration of the approval of the Investment Management and Administration Agreement and the Subadvisory Agreements, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Management and Administration Agreement and the Subadvisory Agreements—The board received and considered information regarding the nature, extent and quality of management services provided to the Portfolios by UBS AM and, for those Portfolios with Subadvisor(s), subadvisory services provided by each Subadvisor during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Portfolios and the resources devoted to, and the record of compliance with, each Portfolio's compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Portfolio's affairs and UBS AM's role in coordinating and overseeing providers of other services to the Portfolios. The board noted the complexity of this process for the Portfolios, given their broad range of investment strategies. The board noted that UBS AM provided extensive oversight of the Subadvisors for the Portfolios and reported to the board at each regular meeting on the Subadvisors' performance and compliance with applicable requirements. The board also noted that UBS AM considered and made recommendations with respect to Subadvisor changes (both in terms of the allocation of Portfolio assets to Subadvisors and their hiring and termination) from time to time based on the performance of the Subadvisors and other relevant factors. The board's evaluation of the services provided by UBS AM and the

Subadvisors took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM's investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including (i) maintaining and monitoring its own and the Portfolios' expanded compliance programs and (ii) hiring and replacing Subadvisors, monitoring current Subadvisors (including adjusting their Portfolio asset allocations) and coordinating strategies among Subadvisors to continue to optimize the implementation and effectuation of the Portfolios' investment strategies.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Portfolios, and had previously met with and received information regarding the person(s) or portfolio management team from each Subadvisor and/or UBS AM primarily responsible for the day-to-day management of each Portfolio. The board recognized that several senior personnel at UBS AM report to the board regularly, and that at each regular meeting the board receives a detailed report from UBS AM on each Portfolio's performance and receives more extensive information periodically from each Subadvisor. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $538 billion in assets under management as of March 31, 2025 and was part of the UBS Asset Management Division, which had approximately $1.8 trillion in assets under management worldwide as of March 31, 2025. The board also considered management's discussions regarding recent financial combination transactions and organizational changes involving UBS AM and its affiliates. The board also was cognizant of, and considered, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Portfolios under the Investment Management and Administration Agreement as well as under the Subadvisory Agreements.

Management and subadvisory fees and expense ratios—For each Portfolio, the board reviewed and considered the contractual management fee (the "Contractual Management Fee") payable by the Portfolio to UBS AM in light of the nature, extent and quality of the services provided by UBS AM pursuant to the Investment Management and Administration Agreement. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangements for each Portfolio (if any) and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee") payable by the Portfolio. The board considered whether UBS AM had entered into one or more fee waiver and/or expense reimbursement agreements with a Portfolio under which UBS AM was contractually obligated to waive its management fees and/or reimburse the Portfolio so that the total ordinary operating expenses of certain or all classes of that Portfolio through a certain date (excluding dividend expense, borrowing costs, interest expense relating to short sales, expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed specified limits for each class (or, with respect to certain Portfolios, an agreement to waive a portion of its management fee). The board also considered that, with respect to certain share classes, each Portfolio with such a fee waiver/reimbursement agreement had agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Portfolio can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps. With respect to fee waiver/expense reimbursement arrangements, the board also considered the basis for UBS AM's determination that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Portfolio. Additionally, the board received and considered information comparing each Portfolio's Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the "Expense Group"). The board also received from Broadridge comparative data on a supplemental expense group of subadvised peers (which may include certain of the subadvised peers contained within the primary Expense Group) (the "Supplemental Expense Group"). A discussion of the board's considerations with respect to each Portfolio's fees is set forth below.

In connection with its consideration of each Portfolio's management fees, the board also received information on UBS AM's standard institutional account fees for accounts of a similar investment type to each of the Portfolios. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Portfolios, versus those accounts and the differences in the levels of services required by the Portfolios and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM. The board observed that it had received certain information regarding fees, compensation from other similar funds, and economies of scale from certain Subadvisors as part of the summary of each Subadvisor's responses to requests for due diligence materials in connection with the board's annual reconsideration of the Subadvisory Agreements; however, the board also observed that the compensation paid to a Subadvisor is paid by UBS AM, not by the particular Portfolio, and, accordingly, that the retention of a Subadvisor generally does not increase the fees otherwise incurred by a Portfolio's shareholders (unless a management fee waiver level was affected by a subadvisory fee increase or a reallocation of assets).

Portfolio performance—For each Portfolio, the board received and considered (a) annualized total return information of the Portfolio compared to other funds (the "Performance Universe") selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended March 31, 2025, and (b) annualized performance information for each year in the ten-year period ended March 31, 2025. The board was provided with a description of the methodology Broadridge used to determine the similarity of a Portfolio with the funds included in its Performance Universe. The board also considered UBS AM's emphasis on longer-term performance, such as the three- and five-year periods, as well as UBS AM's statement that while management believed that the Broadridge peer groups were useful in evaluating Portfolio expenses relative to peers, they were less useful in evaluating performance, as in many cases they were broad-based and consisted of funds that did not necessarily have similar investment parameters to the applicable Portfolio. The board also noted that it had received information periodically throughout the year about each Portfolio's performance, including with respect to each Subadvisor's performance, in most cases compared to certain benchmark indices. The board also considered each Portfolio's performance in light of the investment strategies of each Portfolio and prevailing market conditions. Further discussion of the board's considerations with respect to each Portfolio's performance is set forth below.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to each Portfolio, and was provided information on UBS AM's expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated, and the board considered management's explanation of changes to the methodology as a result of internal restructuring at UBS AM. UBS AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Portfolios. A Subadvisor's profitability in providing services to a Portfolio was not a significant factor considered by the board, as the subadvisory fees are paid by UBS AM rather than by the relevant Portfolio.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Portfolios' assets grew, whether the Portfolios have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Portfolios. The board considered whether economies of scale in the provision of services to the Portfolios were being passed along to each Portfolio's shareholders. The board noted that each Portfolio's Contractual Management Fee contained breakpoints, with the exception of UBS Government Money

Market Investments Fund. The board also noted as of March 31, 2025, for those Portfolios having breakpoints, which Portfolio's asset level exceeded at least its first breakpoint. Accordingly, the board determined that actual economies of scale existed for those Portfolios whose assets had reached the first breakpoint level and potential economies of scale existed for those Portfolios whose assets had not yet reached their first breakpoint level. The board also noted that to the extent a Portfolio's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for trustees, auditor and legal fees and printing and postage, become a smaller percentage of overall assets. The board also took note of the relationship between any breakpoints in a subadvisory fee and the breakpoints in fees paid by the Portfolios to UBS AM.

Generally, in light of UBS AM's profitability data, the Actual Management Fees, the Contractual Management Fees, the breakpoints currently in place for the Portfolios and the current assets of the Portfolios, the board believed that UBS AM's arrangement for sharing of potential and current economies of scale with the Portfolios was acceptable.

Other benefits to UBS AM and the Subadvisors—The board was informed by management that the Subadvisors' relationships with the Portfolios were limited to their provision of subadvisory services to these Portfolios, and that therefore, management believed that the Subadvisors and their affiliates did not receive tangible ancillary benefits as a result of the Subadvisors' relationships with the Portfolios, with the exception of possible benefits from soft dollars (e.g., research credits related to transaction commissions) for the equity Portfolios (which also would potentially benefit such Portfolios) and possible limited benefits to certain affiliates of a Subadvisor, such as broker-dealers (e.g., an affiliate's execution of portfolio transactions subject to detailed restrictions in SEC rules and board oversight procedures). The board recognized that certain Subadvisors could receive intangible benefits from their association with the Trust, such as increased name recognition or publicity from being selected as Subadvisors to the Trust after an extensive review process. Similarly, a Portfolio could benefit from having a Subadvisor with an established or well-regarded reputation. The board also considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Portfolios. In light of the costs of providing investment management, administrative and other services to the Portfolios and UBS AM's ongoing commitment to the Portfolios, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In the discussions that follow, reference is made to the "median" in the Broadridge Expense Group, Supplemental Expense Group and Broadridge Performance Universe categories. With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group. With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe. Broadridge information is calculated on a share class basis and references appearing below relate to Class P shares. Management also provided information relevant to other share classes (e.g., Class A shares) for the board's consideration.

PACE Large Co Growth Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), Polen Capital Management, LLC, and GQG Partners LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one-year period and since inception, but above the Performance Universe median for the three-, five-, and ten-year periods.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board noted that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were within the range of the fees and expenses of the Expense Group and concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Large Co Value Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Artisan Partners, LP, Hotchkis & Wiley Capital Management, LLC, and Wellington Management Company LLP, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the ten-year period and since inception, but above the Performance Universe median for the one-, three-, and five-year periods.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Small/Medium Co Growth Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Calamos Advisors LLC, Jacobs Levy Equity Management, Inc., and Riverbridge Partners, LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one-, three-, and ten-year periods and since inception, but above the Performance Universe median for the five-year period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and Actual Management Fee were below, and total expenses were above, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Small/Medium Co Value Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of ARGA Investment Management, LP ("ARGA"), Kayne Anderson Rudnick Investment Management, LLC, and Victory Capital Management, Inc., the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and Actual Management Fee were below, and total expenses were above, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE International Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Chautauqua Capital Management—a division of Robert W. Baird & Co. Incorporated, Los Angeles Capital Management LLC, and Mondrian Investment Partners Limited, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three-, five- and ten-year periods, ranking in the first quintile for each period, but below the Performance Universe median for the since inception period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE International Emerging Markets Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of ARGA, RWC Asset Advisors (US) LLC, and William Blair Investment Management, LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one- and five-year periods, but below the Performance Universe median for the three- and ten-year periods and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were above, and Actual Management Fee was below, the median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Alternative Strategies Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Aviva Investors Canada Inc., Electron Capital Partners, LLC, Fulcrum Asset Management LLP, Kettle Hill Capital Management, LLC, and PCJ Investment Counsel Ltd., the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one-year period, and above the Performance Universe median for the three-, five-, and ten-year periods and since inception, ranking in the first quintile for the since-inception period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time. It was noted that the Subadvisory Agreement with Lazard Asset Management LLC, which had recently commenced as an additional subadvisor to the Portfolio, was within the initial two-year period and not yet subject to the annual contract reconsideration process.

PACE Global Real Estate Securities Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with MFS Investment Management, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee was equal to, Actual Management Fee was below, and total expenses were above, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Mortgage-Backed Securities Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Pacific Investment Management Company LLC ("PIMCO"), the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-year period, but below the Performance Universe median for the three-, five-, and ten-year periods and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were above, and the Actual Management Fee was below, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE High Yield Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Nomura Corporate Research and Asset Management Inc., the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for all periods reported, ranking in the first quintile for the since inception period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Intermediate Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Brown Brothers Harriman & Co. ("BBH"), the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three-, and ten-year periods, ranking in the first quintile for the one- and three-year periods, but below the Performance Universe median for the five-year period and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were each above, and the Actual Management Fee was below, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Global Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with J.P. Morgan, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Contractual Management Fee and total expenses were above, and the Actual Management Fee was below, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Municipal Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Insight North America LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one-, three-, and five-year periods and since inception, but equal to the Performance Universe median for the ten-year period.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were each above, and the Actual Management Fee was below, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Strategic Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of BBH, Neuberger Berman Investment Advisers LLC, and PIMCO, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for all periods reported, ranking in the first quintile for the one-, three-, and ten-year periods and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

UBS Government Money Market Investments Fund

In approving the Investment Management and Administration Agreement, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for all comparative periods, ranking in the first quintile for the one-, three-, and five-year periods and since inception.

Management fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each below the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report.

Conclusion

Based on its review and, in certain instances, management's explanations upon further questioning, the board concluded that each Portfolio's investment performance was satisfactory or acceptable under the circumstances and that each management fee and subadvisory fee, as proposed by management after questions and/or suggestions posed by the board, continued to be appropriate under the circumstances and in light of the nature, extent and quality of the services provided to the Portfolio under the applicable Investment Management and Administration Agreement and Subadvisory Agreement or Subadvisory Agreements, respectively.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Management and Administration Agreement for each Portfolio and, for those Portfolios with Subadvisors, the Subadvisory Agreement(s). No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Management and Administration Agreement or, for the subadvised Portfolios, the Subadvisory Agreement(s). The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Management and Administration Agreement and the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of UBS AM or the Subadvisors were present.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 6, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	October 6, 2025